UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

650 8th Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 650 8th Street, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2014
Date of reporting period:	August 31, 2014

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Institutional, J & R Share Classes

Annual Report

August 31, 2014

Economic & Financial Market Review	1
Important Fund Information	2
Blue Chip Fund	3
Bond Market Index Fund	4
Diversified Real Asset Fund	5
Global Multi-Strategy Fund	6
Global Opportunities Fund	7
International Equity Index Fund	8
Preferred Securities Fund	9
Small-MidCap Dividend Income Fund	10
Glossary	11
Financial Statements	14
Notes to Financial Statements	28
Schedules of Investments	52
Financial Highlights (Includes performance information)	154
Report of Independent Registered Public Accounting Firm	166
Shareholder Expense Example	167
Supplemental Information	169

Economic & Financial Market Review

Although the market seemed to regain footing by the end of August 2014, there was a stark contrast between the United States and Eurozone economies.

U.S. economic data appeared to be rebounding with gradual improvement in conditions surrounding the consumer segment that included an improving housing market, continued low interest rates, deleveraged balance sheets, and stronger labor markets. Although consumer spending has not been all that strong; even during the strong second quarter rebound when real Gross Domestic Product (GDP) expanded by 4.2%, real consumption grew by only 2.25 percent1, as the year has progressed and other economic data has generally become more favorable. Amid the Federal Reserve contemplating its first rate hike in 2015, consumer spending outlook and consumer sentiment has continued to improve. A decline in energy prices may also be helping consumer sentiment as well, and a still-strong stock market is probably also providing a boost. The projections of Federal Reserve board members and Federal Reserve Bank presidents were updated from the June meeting. Despite only minor changes made to the economic projections, the committee assessments for appropriate monetary policy showed a notable increase in policy firming at year-end 2015 relative to the June Federal Open Market Committee (FOMC) meeting and a steady rise from the projections made at the December 2013 meeting.

The European Monetary Union’s recovery is faltering. Second-quarter GDP contracted in Germany and Italy; the French economy was stagnant at the end of August; and prices in Spain were falling at the worst pace since 2009. However, with the European Central Bank (ECB) lowering interest rates at the beginning of September and the potential for asset purchases rising, it seems likely the recovery will persist.

Emerging markets had a dramatic turnaround and as of the end of August 2014 posted a 10.6 percent gain year-to-date.2 In China, however, there are indications that the growth rate of the economy is stabilizing below recent growth, as the country is facing a transitional phase.

1	U.S. Department of Commerce Bureau of Economic Analysis, September 2014
2	MSCI EM Index, August 29, 2014.

Important Fund Information

The following information applies to all funds shown in the annual report:

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each fund, the illustration is based on performance of the institutional share class.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months. Institutional and Class R Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

See glossary on page 11 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Blue Chip Fund

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* June 14, 2012 - August 31, 2014

Average Annual Total Returns* as of August 31, 2014
	1-Year	Since Inception	Inception Date
Institutional Shares	22.07%	21.15%	6/14/12

What contributed to or detracted from Fund performance during the fiscal year?

Allocation to Google contributed to performance as it has number one market share in search and smartphone operating systems, the leading video site, YouTube, and continued success with its core online advertising business. Brookfield Asset Management also contributed, as it continues to grow its operating platform and expand its global capital raising ability. In addition, Microsoft contributed due to success with competitive and well regarded enterprise software products. Allocation to Diageo, the top global premium spirits company, detracted from performance as it has been negatively impacted by weakness in some emerging markets. Loews, a holding company focusing on insurance and energy, detracted due to Boardwalk Pipeline's decision to cut its dividend and focus on capital investment. Brown & Brown, Inc., a diversified insurance agency and wholesale brokerage, detracted due to operating margin pressure as the company managed through a difficult economy and experienced pressure on rates in their Florida market.

Bond Market Index Fund

Sub-Advisor: Mellon Capital Management Corporation

Value of a $10,000 Investment* December 30, 2009 - August 31, 2014

Average Annual Total Returns* as of August 31, 2014
			Since	Inception	Extended
		1-Year			Performance
			Inception	Date	Inception Date
Class J Shares	Excluding Sales Charge	4.76%	3.39%	3/16/10	12/30/09
	Including Sales Charge	3.76%	3.39%
Institutional Shares		5.25%	4.07%	12/30/09	-
R-1 Shares		4.38%	3.17%	12/30/09	-
R-2 Shares		4.55%	3.32%	12/30/09	-
R-3 Shares		4.81%	3.50%	12/30/09	-
R-4 Shares		4.87%	3.69%	12/30/09	-
R-5 Shares		5.05%	3.81%	12/30/09	-

	What contributed to or detracted from Fund performance during the fiscal year?

The Fund outperformed the Barclays Aggregate Bond Index. The corporate sector was a relative outperformer, especially longer maturity corporates. Within the corporate sector, the utility sector was particularly strong overall, with long financial institutions and long industrials outperforming. The treasury sector underperformed, with long treasuries modestly underperforming other similar maturities. Higher quality bonds within the Barclays Aggregate Bond Index also underperformed. Shorter-term maturities also detracted from performance.

Diversified Real Asset Fund

     Sub-Advisors: BlackRock Financial Management, Inc., Brookfield Investment Management, Inc. Credit Suisse Asset Management, LLC, Jennison Associates, LLC, Pictet Asset Management SA, Principal Management Corp., Principal Real Estate Investors, LLC, Symphony Asset Management, LLC and Tortoise Capital Advisors, LLC

Value of a $10,000 Investment* March 16, 2010 - August 31, 2014

Average Annual Total Returns* as of August 31, 2014
	1-Year	Since Inception	Inception Date
Institutional Shares	14.35%	8.76%	3/16/10

What contributed to or detracted from Fund performance during the fiscal year?

From an asset allocation perspective, an overweight to the Master Limited Partnership (MLP) sleeve (sub-advised by Tortoise Capital Advisors, LLC) and the Global Infrastructure sleeve (sub-advised by Brookfield Investment Management, Inc.) contributed positively to performance. An underweight to the commodities sleeve, (sub-advised by Credit Suisse Asset Management, LLC) which was implemented through the use of commodity-link note derivatives, also contributed. From a manager performance perspective, outperformance by the MLP and Infrastructure managers contributed most positively. Within the MLP sleeve, relative outperformance was driven by security selection within the Natural Gas Pipelines, Crude Oil Pipelines, and Refined Products Pipelines subsectors. Within infrastructure, outperformance was driven by sector allocation, led by an underweight to utilities and overweight to marine transportation sectors, as well as security selection within gas utilities and midstream oil & gas. From an asset allocation perspective, an underweight to the Real Estate Investment Trust (REITs) sleeve (sub-advised by Principal Real Estate Investors, LLC) and the Treasury Inflation Protected Securities (TIPS) sleeve (sub-advised by BlackRock Financial Management, Inc.) asset class detracted. TIPS use interest rate swaps and government bond futures. Slight underperformance by the floating rate sleeve (sub-advised by Symphony Asset Management, LLC) and TIPS managers detracted slightly. Relative performance was hurt by underweighting riskier, distressed names that outperformed while higher quality credits generally lagged.

Global Multi-Strategy Fund

Sub-Advisors: AQR Capital Management, LLC, Cliffwater, LLC, CHN Partners, LLC, Finisterre Capital, LLP, Graham Capital Management, L.P., Loomis, Sayles & Company, L.P., Los Angeles Capital Management and Equity Research, Inc., Pacific Investment Management Company, LLC, Principal Management Corp., Wellington Management Company, LLP, and York Registered Holdings, L.P.

Value of a $10,000 Investment* October 24, 2011 - August 31, 2014

Average Annual Total Returns* as of August 31, 2014
	1-Year	Since Inception	Inception Date
Institutional Shares	6.84%	4.75%	10/24/11

What contributed to or detracted from Fund performance during the fiscal year?

The event-driven sleeve, sub-advised by York Registered Holdings, L.P., produced a strong return, outperforming its Index, led by strong security selection and a positive environment for event-driven strategies. The long/short emerging markets credit strategy, sub-advised by Finisterre Capital, LLP, uses credit default swaps and CDX, which is an index similar to credit default swaps. It generated a positive return and experienced less volatility, but underperformed its indices. The equity long/short sleeve, sub-advised by Los Angeles Capital Management and Equity Research, Inc., kept pace with its custom benchmark. The fixed income multi-strategy sleeve, sub-advised by Pacific Investment Management Company, LLC (PIMCO), trailed its peer group. The sleeve sub-advised by AQR Capital Management, LLC., underperformed the Index. The sleeve sub-advised by Loomis Sayles & Company, L.P. which uses credit default swaps and CDX, also diluted returns.

Global Opportunities Fund

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* December 28, 2012 - August 31, 2014

Average Annual Total Returns* as of August 31, 2014
	1-Year	Since Inception	Inception Date
Institutional Shares	22.41%	18.86%	12/28/12

What contributed to or detracted from Fund performance during the fiscal year?

Shire Plc. contributed due to the board announcement that it would recommend AbbVie's acquisition offer. Gilead Sciences also contributed as it launched its oral HCV drug, Sovaldi, with a favorable patent ruling into a global HCV market. In addition, McKesson Corporation also contributed. Japan Tobacco, Inc. detracted as a result of weaker sales and potential regulations on the marketing of tobacco products. Banco Do Brasil, a financial company divided into several areas, detracted as it was negatively impacted by growth concerns in Brazil and China, as well as a weakening asset quality. Sumitomo Mitsui Financial Group, the second largest of the three mega-banks in Japan, also detracted due to domestic lending spread pressure and weakness in the overall Japanese equity market.

International Equity Index Fund

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* December 30, 2009 - August 31, 2014

Average Annual Total Returns* as of August 31, 2014
	1-Year	Since Inception	Inception Date
Institutional Shares	15.97%	6.86%	12/30/09
R-1 Shares	14.89%	5.92%	12/30/09
R-2 Shares	15.05%	6.02%	12/30/09
R-3 Shares	15.28%	6.25%	12/30/09
R-4 Shares	15.57%	6.47%	12/30/09
R-5 Shares	15.71%	6.59%	12/30/09

What contributed to or detracted from Fund performance during the fiscal year?

All ten economic sectors in the index posted positive returns, led by the health care and telecommunication services sectors. Fujitsu Ltd. (manufactures semiconductor, computer, and communication equipment) and Shire PLC (markets, licenses and develops prescription medicines with a focus on attention deficit and hyperactivity disorders, human genetic therapies, as well as gastrointestinal and renal diseases) were contributors. Nokia Oyj, a global mobile communications company that operates a network of production facilities, infrastructure, sales and customer service for mobile products, also contributed. The consumer staples and consumer discretionary sectors were the weakest performers. ASOS PLC, a global fashion business, detracted from performance. In addition, Banco Espirito Santo, SA (BES), a provider of commercial and investment banking services, and Tesco PLC, a food retailer, also detracted from performance.

Preferred Securities Fund

Sub-Advisor: Spectrum Asset Management, Inc.

Value of a $10,000 Investment* August 31, 2004 - August 31, 2014

Average Annual Total Returns* as of August 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class J Shares	Excluding Sales Charge	12.24%	11.38%	5.68%	12/29/03	5/1/02
	Including Sales Charge	11.24%	11.38%	5.68%
Institutional Shares		12.76%	12.02%	6.40%	5/1/02	-
R-1 Shares		11.78%	11.06%	5.47%	11/1/04	5/1/02
R-2 Shares		11.98%	11.20%	5.62%	6/1/04	5/1/02
R-3 Shares		12.13%	11.42%	5.82%	6/1/04	5/1/02
R-4 Shares		12.35%	11.61%	6.00%	6/1/04	5/1/02
R-5 Shares		12.45%	11.76%	6.14%	6/1/04	5/1/02

	What contributed to or detracted from Fund performance during the fiscal year?

The portfolio benefited from the significant $25 par market rebound after the sector experienced extreme selling last summer and December. Performance was aided by an overweight to Real Estate Investment Trusts (REITs) and brokerages, which outperformed the overall index. Security selection, across a variety of countries such as Great Britain and Australia, as well as in industries, led by financials, also contributed. Certain foreign bank hybrids that were issued a few years ago have since lost their complete capital contribution for stress tests due to rule changes, resulting in negative price movements. The portfolio was slightly overweight to some countries that underperformed the general market, such as Great Britain and Germany. Security selection in U.S. multi-line insurance also detracted.

Small-MidCap Dividend Income Fund

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* June 6, 2011 - August 31, 2014

Average Annual Total Returns* as of August 31, 2014
	1-Year	Since Inception	Inception Date
Institutional Shares	22.19%	16.19%	6/6/11

What contributed to or detracted from Fund performance during the fiscal year?

Within the financial sector, an allocation to Protective Life aided performance as Dai-Chi Life announced its takeover of the company. Stock selection within the consumer discretionary sector aided performance, led by Garmin, as the company posted revenues and earnings above Wall Street expectations. Finally, stock selection within the materials sector aided performance, led by Huntsman which benefitted from an accretive acquisition and strong product pricing. Stock selection within the industrials sector hindered performance, led by Applied Industrial Technologies which underperformed due to anemic revenue growth. Stock selection within the consumer staples sector detracted, led by B&G Foods due to slow sales growth in its core products. Finally, within the energy sector, Atlas Pipeline Partners underperformed due to delays in capacity additions.

Glossary

Barclays Aggregate Bond Index:

A broad-based index intended to represent the U.S. fixed-income market.

Barclays U.S. Treasury Inflation Protection Securities (TIPS) Index:

An index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

BofA Merrill Lynch Fixed Rate Preferred Securities Index:

Tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market.

BofA Merrill Lynch U.S. Capital Securities Index:

The Index is a subset of the BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities.

BofA Merrill Lynch U.S. Corporate Index:

The Index is an unmanaged index comprised of U.S. dollar denominated investment grade corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity.

Diversified Real Asset Custom Index:

Composed of 15% Barclays U.S. Treasury TIPS Index, 15% Dow Jones UBS Commodity Index, 14% Tortoise MLP Index, 17% Dow Jones Brookfield Global Infrastructure Index, 20% S&P Leveraged Loan 100 Index, 8% FTSE EPRA/NAREIT Developed Index, 4% S&P Global Timber and Forestry Index, 4% S&P Commodity Producers Agribusiness Index and 3% blend of 60% MSCI World Energy Sector Index and 40% MSCI World Materials Sector Index.

Dow Jones Brookfield Global Infrastructure Index:

Measures the stock performance of companies that exhibit strong infrastructure characteristics. Index components are required to have more than 70% of cash flows derived from infrastructure lines of business. The index intends to measure all sectors of the infrastructure market.

Dow Jones UBS Commodity Index: Composed of futures contracts on physical commodities.

FTSE EPRA/NAREIT Developed Index:

Designed to represent general trends in eligible real estate equities worldwide.

Hedge Fund Research, Inc. (HFRI) Fund-of-Funds Composite Index

The equal-weighted index consists of over 800 constituent hedge funds, including both domestic and offshore funds.

Morgan Stanley Capital International (MSCI) All Country World Index:

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, consisting of 46 countries.

Morgan Stanley Capital International (MSCI) EAFE Index NDTR D:

A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada, consisting of 21 countries.

Morgan Stanley Capital International (MSCI) Emerging Markets Index:

A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets, consisting of 23 countries.

Morgan Stanley Capital International (MSCI) World Energy Sector Index:

Designed to capture the large and mid cap segments across 23 Developed Markets countries. All securities in the index are classified in the Energy sector.

Morgan Stanley Capital International (MSCI) World Materials Sector Index:

Designed to capture the large and mid cap segments across 23 Developed Markets countries. All securities in the index are classified in the Materials sector.

Glossary

Morningstar Conservative Allocation Category:

An average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

Morningstar Foreign Large Blend Category:

Foreign large-blend portfolios invest in a variety of big international stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate-Term Bond Category:

Intermediate-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of 3.5 to six years (or, if duration is unavailable, average effective maturities of four to 10 years). These portfolios are less sensitive to interest rates, and therefore less volatile, than portfolios that have longer durations.

Morningstar Large Growth Category:

An average of the net asset value (NAV) returns of mutual funds that invest in large U.S. companies that are projected to grow faster then other large-cap stocks.

Morningstar Multialternative Category:

These funds will use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes.

Morningstar Preferred Stock Category:

Preferred stock portfolios concentrate on preferred stocks and perpetual bonds. These portfolios tend to have more credit risk than government or agency backed bonds, and effective duration longer than other bond portfolios. These portfolios hold more than 65% of assets in preferred stocks and perpetual bonds.

Morningstar Small Value Category:

Small-value portfolios invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

Morningstar World Stock Category:

Invest the majority of their assets in the U.S., Europe, and Japan, with the remainder divided among the globe’s smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.

Russell 1000® Growth Index:

Measures the performance of those Russell 1000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index:

Measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

Russell 2500® Index:

The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Glossary

Russell 2500® Value Index:

Measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index:

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

S&P Commodity Producers Agribusiness Index:

Designed to track companies engaged in the exploration & production of a spectrum of commodities in various indices. The index includes the largest publicly-traded companies involved in agriculture businesses around the world.

S&P Global Timber and Forestry Index:

Comprised of 25 of the largest publicly traded companies engaged in the ownership, management or the upstream supply chain of forests and timberlands. These may be forest products companies, timber REITs, paper products companies, paper packaging companies, or agricultural product companies that are engaged in the ownership, management or the upstream supply chain of forests and timberlands.

S&P Leveraged Loan 100 Index:

Designed to reflect the performance of the largest facilities in the leveraged loan market.

Tortoise Master Limited Partnership (MLP) Index

A float-adjusted, capitalization weighted index of energy master limited partnerships comprised of the following sub sectors: Crude Oil Pipelines, Gathering & Processing, Natural Gas Pipelines, and Refined Products Pipelines.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2014

			Bond Market		Diversified Real
Amounts in thousands, except per share amounts	Blue Chip Fund		Index Fund		Asset Fund
Investment in securities--at cost	$382,450		$1,260,611		$2,738,977
Foreign currency--at cost	$–		$–		$46,667
Assets
Investment in securities--at value	$435,546		$1,278,110		$2,993,508
Foreign currency--at value	–		–		46,524
Cash	–		163		4,456
Deposits with counterparty	–		–		1,151
Receivables:
Dividends and interest	587		5,316		5,116
Expense reimbursement from Manager	7		4		11
Foreign currency contracts	–		–		1,126
Fund shares sold	69		184		42,318
Investment securities sold	375		160,568		53,035
Unrealized gain on OTC swap agreements	–		–		105
Variation margin on financial derivative instruments	–		–		87
Total Assets	436,584		1,444,345		3,147,437
Liabilities
Accrued management and investment advisory fees	255		265		1,964
Accrued administrative service fees	–		2		–
Accrued distribution fees	4		10		73
Accrued service fees	–		18		–
Accrued transfer agent fees	6		12		298
Accrued directors' expenses	1		1		3
Accrued professional fees	7		–		–
Accrued other expenses	42		112		232
Payables:
Foreign currency contracts	–		–		177
Fund shares redeemed	66		919		1,388
Investment securities purchased	468		412,649		160,695
Options and swaptions contracts written (premiums received $0, $0 and $467)	–		–		399
Unrealized loss on OTC swap agreements	–		–		100
Unrealized loss on unfunded loan commitments	–		–		39
Variation margin on financial derivative instruments	–		–		22
Total Liabilities	849		413,988		165,390
Net Assets Applicable to Outstanding Shares	$435,735		$1,030,357		$2,982,047
Net Assets Consist of:
Capital shares and additional paid-in-capital	$368,468		$1,001,680		$2,654,842
Accumulated undistributed (overdistributed) net investment income (loss)	2,432		20,058		45,915
Accumulated undistributed (overdistributed) net realized gain (loss)	11,739		(8,880)		26,399
Net unrealized appreciation (depreciation) of investments	53,096		17,499		254,062
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		–		829
Total Net Assets	$435,735		$1,030,357		$2,982,047
Capital Stock (par value: $.01 per share):
Shares authorized	650,000		710,000		1,400,000
Net Asset Value Per Share:
Class A: Net Assets	$8,637		N/A		$127,019
Shares Issued and Outstanding	573				9,639
Net Asset Value per share	$15.07				$13.18
Maximum Offering Price	$15.95				$13.69
Class C: Net Assets	$3,321		N/A		$55,741
Shares Issued and Outstanding	222				4,318
Net Asset Value per share	$14.97	(a)			$12.91	(a)
Class J: Net Assets	N/A		$25,535		N/A
Shares Issued and Outstanding			2,335
Net Asset Value per share			$10.94	(a)
Class P: Net Assets	$2,176		N/A		$314,063
Shares Issued and Outstanding	144				23,863
Net Asset Value per share	$15.13				$13.16
Institutional: Net Assets	$421,601		$922,012		$2,485,224
Shares Issued and Outstanding	27,846		83,708		188,187
Net Asset Value per share	$15.14		$11.01		$13.21
R-1: Net Assets	N/A		$1,290		N/A
Shares Issued and Outstanding			118
Net Asset Value per share			$10.93
R-2: Net Assets	N/A		$4,006		N/A
Shares Issued and Outstanding			367
Net Asset Value per share			$10.92
R-3: Net Assets	N/A		$13,786		N/A
Shares Issued and Outstanding			1,263
Net Asset Value per share			$10.92
R-4: Net Assets	N/A		$7,649		N/A
Shares Issued and Outstanding			698
Net Asset Value per share			$10.95
R-5: Net Assets	N/A		$56,079		N/A
Shares Issued and Outstanding			5,110
Net Asset Value per share			$10.97

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2014
	Global Multi-		Global		International Equity
Amounts in thousands, except per share amounts	Strategy Fund		Opportunities Fund		Index Fund
Investment in securities--at cost	$1,927,150		$1,298,331		$633,556
Foreign currency--at cost	$18,405		$17,985		$139
Assets
Investment in securities--at value	$2,026,086		$1,404,481		$738,981
Foreign currency--at value	18,167		17,929		138
Cash	17,289		–		–
Deposits with counterparty	269,212		–		252
Receivables:
Dividends and interest	6,285		2,873		3,043
Expense reimbursement from Manager	14		7		–
Foreign currency contracts	13,299		–		–
Fund shares sold	12,194		107		2,048
Investment securities sold	45,818		3,356		26,885
OTC swap agreements--at value (premiums paid $0, $0 and $1,798)	4,321		–		–
Variation margin on financial derivative instruments	1,414		–		–
Total Assets	2,414,099		1,428,753		771,347
Liabilities
Accrued management and investment advisory fees	2,367		976		153
Accrued administrative service fees	–		–		2
Accrued distribution fees	57		2		4
Accrued service fees	–		–		14
Accrued transfer agent fees	51		4		–
Accrued directors' expenses	2		2		–
Accrued other expenses	1,539		68		217
Payables:
Foreign currency contracts	8,486		–		–
Fund shares redeemed	1,088		345		1,349
Investment securities purchased	68,754		19,343		26,782
Options and swaptions contracts written (premiums received $4,601, $0 and $0)	2,369		–		–
Reverse repurchase agreements	67,396		–		–
Short sales (proceeds received $358,674, $0 and $0)	385,821		–		–
OTC swap agreements--at value (premiums received $0, $0 and $663)	2,831		–		–
Variation margin on financial derivative instruments	1,269		–		2
Total Liabilities	542,030		20,740		28,523
Net Assets Applicable to Outstanding Shares	$1,872,069		$1,408,013		$742,824
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,780,761		$1,170,016		$632,577
Accumulated undistributed (overdistributed) net investment income (loss)	670		11,523		12,734
Accumulated undistributed (overdistributed) net realized gain (loss)	15,069		120,346		(7,792)
Net unrealized appreciation (depreciation) of investments	71,013		106,150		105,327
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	4,556		(22)		(22)
Total Net Assets	$1,872,069		$1,408,013		$742,824
Capital Stock (par value: $.01 per share):
Shares authorized	1,450,000		650,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$93,900		$2,540		N/A
Shares Issued and Outstanding	8,502		192
Net Asset Value per share	$11.04		$13.20
Maximum Offering Price	$11.47		$13.97
Class C: Net Assets	$42,783		$2,039		N/A
Shares Issued and Outstanding	3,926		155
Net Asset Value per share	$10.90	(a)	$13.12	(a)
Class P: Net Assets	$211,335		$12		N/A
Shares Issued and Outstanding	19,052		1
Net Asset Value per share	$11.09		$13.25
Institutional: Net Assets	$1,524,051		$1,403,422		$677,283
Shares Issued and Outstanding	136,855		105,680		63,305
Net Asset Value per share	$11.14		$13.28		$10.70
R-1: Net Assets	N/A		N/A		$334
Shares Issued and Outstanding					32
Net Asset Value per share					$10.40
R-2: Net Assets	N/A		N/A		$1,203
Shares Issued and Outstanding					113
Net Asset Value per share					$10.63
R-3: Net Assets	N/A		N/A		$12,323
Shares Issued and Outstanding					1,172
Net Asset Value per share					$10.51
R-4: Net Assets	N/A		N/A		$13,822
Shares Issued and Outstanding					1,302
Net Asset Value per share					$10.62
R-5: Net Assets	N/A		N/A		$37,859
Shares Issued and Outstanding					3,559
Net Asset Value per share					$10.64

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2014
			Small-MidCap
	Preferred		Dividend
Amounts in thousands, except per share amounts	Securities Fund		Income Fund
Investment in securities--at cost	$4,238,975		$1,165,951
Investment in affiliated securities--at cost	$55,409		$–
Foreign currency--at cost	$–		$1,118
Assets
Investment in securities--at value	$4,610,887	(a)	$1,322,725	(a)
Investment in affiliated securities--at value	59,999		–
Foreign currency--at value	–		1,117
Cash	2		–
Receivables:
Dividends and interest	49,082		2,264
Fund shares sold	23,576		95,681
Investment securities sold	256		1,093
Total Assets	4,743,802		1,422,880
Liabilities
Accrued management and investment advisory fees	2,793		780
Accrued administrative service fees	1		–
Accrued distribution fees	879		120
Accrued service fees	2		–
Accrued transfer agent fees	724		136
Accrued directors' expenses	4		3
Accrued other expenses	195		110
Payables:
Dividends payable	18,032		–
Fund shares redeemed	9,807		472
Investment securities purchased	–		74,550
Collateral obligation on securities loaned, at value	3,077		24,080
Total Liabilities	35,514		100,251
Net Assets Applicable to Outstanding Shares	$4,708,288		$1,322,629
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,248,206		$1,128,117
Accumulated undistributed (overdistributed) net investment income (loss)	5,412		12,924
Accumulated undistributed (overdistributed) net realized gain (loss)	78,168		24,813
Net unrealized appreciation (depreciation) of investments	376,502		156,774
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		1
Total Net Assets	$4,708,288		$1,322,629
Capital Stock (par value: $.01 per share):
Shares authorized	1,900,000		1,700,000
Net Asset Value Per Share:
Class A: Net Assets	$846,597		$175,636
Shares Issued and Outstanding	80,142		12,250
Net Asset Value per share	$10.56		$14.34
Maximum Offering Price	$10.97		$15.17
Class C: Net Assets	$806,937		$100,066
Shares Issued and Outstanding	76,466		7,018
Net Asset Value per share	$10.55	(b)	$14.26	(b)
Class J: Net Assets	$39,563		N/A
Shares Issued and Outstanding	3,826
Net Asset Value per share	$10.34	(b)
Class P: Net Assets	$970,004		$492,384
Shares Issued and Outstanding	92,411		33,892
Net Asset Value per share	$10.50		$14.53
Institutional: Net Assets	$2,033,946		$554,543
Shares Issued and Outstanding	193,596		38,497
Net Asset Value per share	$10.51		$14.40
R-1: Net Assets	$1,751		N/A
Shares Issued and Outstanding	168
Net Asset Value per share	$10.46
R-2: Net Assets	$845		N/A
Shares Issued and Outstanding	81
Net Asset Value per share	$10.42
R-3: Net Assets	$4,074		N/A
Shares Issued and Outstanding	390
Net Asset Value per share	$10.45
R-4: Net Assets	$1,221		N/A
Shares Issued and Outstanding	117
Net Asset Value per share	$10.44
R-5: Net Assets	$3,350		N/A
Shares Issued and Outstanding	320
Net Asset Value per share	$10.47

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2014

		Bond Market	Diversified Real
Amounts in thousands	Blue Chip Fund(a)	Index Fund	Asset Fund
Net Investment Income (Loss)
Income:
Dividends	$6,402	$–	$33,644
Withholding tax	(220)	(1)	(1,503)
Interest	–	31,411	26,605
Total Income	6,182	31,410	58,746
Expenses:
Management and investment advisory fees	2,756	3,674	18,476
Distribution fees - Class A	11	N/A	376
Distribution fees - Class C	15	N/A	514
Distribution fees - Class J	N/A	79	N/A
Distribution fees - R-1	N/A	4	N/A
Distribution fees - R-2	N/A	12	N/A
Distribution fees - R-3	N/A	31	N/A
Distribution fees - R-4	N/A	7	N/A
Administrative service fees - R-1	N/A	4	N/A
Administrative service fees - R-2	N/A	8	N/A
Administrative service fees - R-3	N/A	9	N/A
Administrative service fees - R-4	N/A	2	N/A
Administrative service fees - R-5	N/A	4	N/A
Registration fees - Class A	29	N/A	32
Registration fees - Class C	27	N/A	22
Registration fees - Class J	N/A	15	N/A
Registration fees - Class P	28	N/A	88
Registration fees - Institutional	47	18	122
Service fees - R-1	N/A	3	N/A
Service fees - R-2	N/A	10	N/A
Service fees - R-3	N/A	31	N/A
Service fees - R-4	N/A	19	N/A
Service fees - R-5	N/A	104	N/A
Shareholder reports - Class A	2	N/A	35
Shareholder reports - Class C	1	N/A	14
Shareholder reports - Class J	N/A	13	N/A
Shareholder reports - Class P	–	N/A	62
Shareholder reports - Institutional	–	–	20
Transfer agent fees - Class A	13	N/A	216
Transfer agent fees - Class C	10	N/A	72
Transfer agent fees - Class J	N/A	45	N/A
Transfer agent fees - Class P	1	N/A	513
Transfer agent fees - Institutional	2	1	489
Custodian fees	6	68	125
Directors' expenses	8	25	35
Professional fees	25	33	56
Other expenses	1	5	19
Total Gross Expenses	2,982	4,224	21,286
Less: Reimbursement from Manager - Class A	26	N/A	28
Less: Reimbursement from Manager - Class C	32	N/A	20
Less: Reimbursement from Manager - Class P	27	N/A	253
Less: Reimbursement from Manager - Institutional	–	4	–
Less: Reimbursement from Distributor - Class J	N/A	18	N/A
Total Net Expenses	2,897	4,202	20,985
Net Investment Income (Loss)	3,285	27,208	37,761

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	11,751	12,885	43,729
Foreign currency transactions	–	–	(537)
Futures contracts	–	–	(1,844)
Options and swaptions	–	–	173
Short sales	–	(178)	–
Swap agreements	–	–	(406)
Change in unrealized appreciation/depreciation of:
Investments	56,326	36,718	222,228
Futures contracts	–	–	(278)
Options and swaptions	–	–	107
Swap agreements	–	–	(678)
Translation of assets and liabilities in foreign currencies	–	–	701
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	68,077	49,425	263,195
Net Increase (Decrease) in Net Assets Resulting from Operations	$71,362	$76,633	$300,956

(a)	Class A, Class C, and Class P shares commenced operations on September 30, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2014

	Global Multi-	Global Opportunities	International Equity
Amounts in thousands	Strategy Fund	Fund(a)	Index Fund
Net Investment Income (Loss)
Income:
Dividends	$13,247	$27,297	$21,855
Withholding tax	(463)	(1,840)	(2,117)
Interest	17,098	9	3
Total Income	29,882	25,466	19,741
Expenses:
Management and investment advisory fees	21,715	10,689	1,542
Distribution fees - Class A	296	3	N/A
Distribution fees - Class C	331	14	N/A
Distribution fees - R-1	N/A	N/A	1
Distribution fees - R-2	N/A	N/A	3
Distribution fees - R-3	N/A	N/A	29
Distribution fees - R-4	N/A	N/A	11
Administrative service fees - R-1	N/A	N/A	1
Administrative service fees - R-2	N/A	N/A	2
Administrative service fees - R-3	N/A	N/A	8
Administrative service fees - R-4	N/A	N/A	3
Administrative service fees - R-5	N/A	N/A	3
Registration fees - Class A	42	28	N/A
Registration fees - Class C	25	27	N/A
Registration fees - Class P	47	27	N/A
Registration fees - Institutional	56	–	44
Service fees - R-1	N/A	N/A	1
Service fees - R-2	N/A	N/A	2
Service fees - R-3	N/A	N/A	29
Service fees - R-4	N/A	N/A	28
Service fees - R-5	N/A	N/A	81
Shareholder reports - Class A	36	1	N/A
Shareholder reports - Class C	9	1	N/A
Shareholder reports - Class P	17	–	N/A
Shareholder reports - Institutional	5	–	–
Transfer agent fees - Class A	110	9	N/A
Transfer agent fees - Class C	39	9	N/A
Transfer agent fees - Class P	91	1	N/A
Transfer agent fees - Institutional	12	–	1
Custodian fees	332	65	193
Directors' expenses	21	23	12
Dividends and interest on securities sold short	7,449	–	–
Index license fees	–	–	195
Professional fees	166	10	47
Other expenses	12	4	4
Reverse repurchase agreement interest expense	42	–	–
Total Gross Expenses	30,853	10,911	2,240
Less: Reimbursement from Manager - Class A	34	32	N/A
Less: Reimbursement from Manager - Class C	32	31	N/A
Less: Reimbursement from Manager - Class P	–	29	N/A
Total Net Expenses	30,787	10,819	2,240
Net Investment Income (Loss)	(905)	14,647	17,501

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	113,778	142,842	4,160
Foreign currency transactions	3,466	(288)	20
Futures contracts	(25,925)	–	890
Options and swaptions	365	–	–
Short sales	(53,212)	–	–
Swap agreements	(5,099)	–	–
Change in unrealized appreciation/depreciation of:
Investments	62,894	93,448	56,461
Futures contracts	(5,279)	–	(72)
Options and swaptions	796	–	–
Short sales	(5,705)	–	–
Swap agreements	410	–	–
Translation of assets and liabilities in foreign currencies	2,795	15	(18)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	89,284	236,017	61,441
Net Increase (Decrease) in Net Assets Resulting from Operations	$88,379	$250,664	$78,942

(a)	Class A, Class C, and Class P shares commenced operations on September 30, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2014
		Small-MidCap
Preferred		Dividend
Amounts in thousands	Securities Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$3,873	$–
Dividends	126,283	34,968
Withholding tax	–	(377)
Interest	153,665	9
Securities lending - net	348	240
Total Income	284,169	34,840
Expenses:
Management and investment advisory fees	31,939	7,051
Distribution fees - Class A	2,468	473
Distribution fees - Class C	8,356	653
Distribution fees - Class J	110	N/A
Distribution fees - R-1	6	N/A
Distribution fees - R-2	2	N/A
Distribution fees - R-3	8	N/A
Distribution fees - R-4	2	N/A
Administrative service fees - R-1	5	N/A
Administrative service fees - R-2	2	N/A
Administrative service fees - R-3	2	N/A
Registration fees - Class A	22	46
Registration fees - Class C	33	38
Registration fees - Class J	17	N/A
Registration fees - Class P	35	82
Registration fees - Institutional	122	23
Service fees - R-1	4	N/A
Service fees - R-2	2	N/A
Service fees - R-3	8	N/A
Service fees - R-4	4	N/A
Service fees - R-5	8	N/A
Shareholder reports - Class A	135	31
Shareholder reports - Class C	83	15
Shareholder reports - Class J	14	N/A
Shareholder reports - Class P	94	12
Shareholder reports - Institutional	87	1
Transfer agent fees - Class A	823	213
Transfer agent fees - Class C	726	84
Transfer agent fees - Class J	57	N/A
Transfer agent fees - Class P	852	245
Transfer agent fees - Institutional	608	5
Custodian fees	28	13
Directors' expenses	70	16
Professional fees	45	25
Other expenses	57	4
Total Gross Expenses	46,834	9,030
Less: Reimbursement from Distributor - Class J	24	N/A
Total Net Expenses	46,810	9,030
Net Investment Income (Loss)	237,359	25,810

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	108,081	32,138
Investment transactions in affiliated securities	3,494	–
Foreign currency transactions	–	(5)
Change in unrealized appreciation/depreciation of:
Investments	171,321	97,316
Investments in affiliated securities	4,589	–
Translation of assets and liabilities in foreign currencies	–	2
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	287,485	129,451
Net Increase (Decrease) in Net Assets Resulting from Operations	$524,844	$155,261

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Blue Chip Fund
							Year Ended	Year Ended
							August 31, 2014	August 31, 2013
Operations
Net investment income (loss)							$3,285	$291
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							11,751	42
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							56,326	(3,537)
			Net Increase (Decrease) in Net Assets Resulting from Operations				71,362	(3,204)

Dividends and Distributions to Shareholders
From net investment income							(1,122)	(32)
From net realized gain on investments							(51)	(7)
						Total Dividends and Distributions	(1,173)	(39)

Capital Share Transactions
Net increase (decrease) in capital share transactions							185,814	177,654
						Total Increase (Decrease) in Net Assets	256,003	174,411

Net Assets
Beginning of period							179,732	5,321
End of period (including undistributed net investment income as set forth below)							$435,735	$179,732
Undistributed (overdistributed) net investment income (loss)							$2,432	$269
	Class A(a)		Class C(a)	Class P(a)		Institutional
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$9,616		$3,539		$2,099	$180,161
Reinvested	6		1		–	1,165
Redeemed	(1,549)		(417)		(82)	(8,725)
Net Increase (Decrease)	$8,073		$3,123		$2,017	$172,601
Shares:
Sold	682		251		149	13,945
Reinvested	–		–		–	84
Redeemed	(109)		(29)		(5)	(631)
Net Increase (Decrease)	573		222		144	13,398
Year Ended August 31, 2013
Dollars:
Sold	N/A		N/A		N/A	$184,070
Redeemed	N/A		N/A		N/A	(6,416)
Net Increase (Decrease)	N/A		N/A		N/A	$177,654
Shares:
Sold	N/A		N/A		N/A	14,448
Redeemed	N/A		N/A		N/A	(500)
Net Increase (Decrease)	N/A		N/A		N/A	13,948

Distributions:
Year Ended August 31, 2014
From net investment income $	(6	) $	(1	) $	–	$(1,115)
From net realized gain on
investments	–		–		–	(51)
Total Dividends and Distributions $	(6	) $	(1	) $	–	$(1,166)
Year Ended August 31, 2013
From net investment income	N/A		N/A		N/A	$(32)
From net realized gain on
investments	N/A		N/A		N/A	(7)
Total Dividends and Distributions	N/A		N/A		N/A	$(39)

(a)	Period from September 30, 2013, date operations commenced, through August 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands														Bond Market Index Fund
														Year Ended	Year Ended
														August 31, 2014	August 31, 2013
Operations
Net investment income (loss)														$27,208	$25,689
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														12,707	(1,690)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														36,718	(77,072)
			Net Increase (Decrease) in Net Assets Resulting from Operations											76,633	(53,073)

Dividends and Distributions to Shareholders
From net investment income														(32,388)	(34,750)
From net realized gain on investments														–	(766)
									Total Dividends and Distributions					(32,388)	(35,516)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(550,515)	(4,624)
							Total Increase (Decrease) in Net Assets							(506,270)	(93,213)

Net Assets
Beginning of period														1,536,627	1,629,840
End of period (including undistributed net investment income as set forth below)														$1,030,357	$1,536,627
Undistributed (overdistributed) net investment income (loss)														$20,058	$21,776
	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$3,911		$152,920		$372		$1,114		$5,288		$1,989		$40,907
Reinvested	433		31,082		16		60		222		143		431
Redeemed	(4,788)		(765,155)		(649)		(1,267)		(3,550)		(1,841)		(12,153)
Net Increase (Decrease)	$(444) $ (581,153) $				(261	) $	(93	) $	1,960		$291		$29,185
Shares:
Sold	364		14,232		35		103		493		186		3,850
Reinvested	41		2,943		1		6		21		14		41
Redeemed	(447)		(70,050)		(61)		(118)		(333)		(172)		(1,131)
Net Increase (Decrease)	(42)		(52,875)		(25)		(9)		181		28		2,760
Year Ended August 31, 2013
Dollars:
Sold	$4,212		$393,129		$426		$990		$5,746		$2,870		$10,841
Reinvested	479		34,097		28		65		212		132		501
Redeemed	(9,647)		(434,354)		(1,101)		(1,648)		(3,923)		(1,665)		(6,014)
Net Increase (Decrease)	$(4,956	) $	(7,128	) $	(647	) $	(593	) $	2,035		$1,337		$5,328
Shares:
Sold	382		35,640		39		91		522		260		981
Reinvested	44		3,087		2		6		19		12		45
Redeemed	(882)		(40,070)		(100)		(150)		(360)		(153)		(549)
Net Increase (Decrease)	(456)		(1,343)		(59)		(53)		181		119		477

Distributions:
Year Ended August 31, 2014
From net investment income $	(434	) $	(31,082	) $	(16	) $	(60	) $	(222	) $	(143	) $	(431)
From net realized gain on
investments	–		–		–		–		–		–		–
Total Dividends and Distributions $	(434	) $	(31,082	) $	(16	) $	(60	) $	(222	) $	(143	) $	(431)
Year Ended August 31, 2013
From net investment income $	(466	) $	(33,369	) $	(27	) $	(63	) $	(207	) $	(129	) $	(489)
From net realized gain on
investments	(15)		(728)		(1)		(2)		(5)		(3)		(12)
Total Dividends and Distributions $	(481	) $	(34,097	) $	(28	) $	(65	) $	(212	) $	(132	) $	(501)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Diversified Real Asset Fund
								Year Ended	Year Ended
								August 31, 2014	August 31, 2013
Operations
Net investment income (loss)								$37,761	$24,188
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								41,115	20,905
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								222,080	(21,651)
			Net Increase (Decrease) in Net Assets Resulting from Operations					300,956	23,442

Dividends and Distributions to Shareholders
From net investment income								(25,110)	(16,722)
From net realized gain on investments								(18,379)	(34,473)
							Total Dividends and Distributions	(43,489)	(51,195)

Capital Share Transactions
Net increase (decrease) in capital share transactions								895,098	554,630
							Total Increase (Decrease) in Net Assets	1,152,565	526,877

Net Assets
Beginning of period								1,829,482	1,302,605
End of period (including undistributed net investment income as set forth below)								$2,982,047	$1,829,482
Undistributed (overdistributed) net investment income (loss)								$45,915	$17,525
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$65,058		$14,086		$ 257,617		$989,045
Reinvested	1,303		461		4,509		34,354
Redeemed	(237,911)		(13,881)		(33,305)		(186,238)
Net Increase (Decrease)	$(171,550	) $	666		$ 228,821		$837,161
Shares:
Sold	5,257		1,150		21,065		78,518
Reinvested	109		40		377		2,866
Redeemed	(19,746)		(1,145)		(2,696)		(14,963)
Net Increase (Decrease)	(14,380)		45		18,746		66,421
Year Ended August 31, 2013
Dollars:
Sold	$91,229		$19,702		$43,469		$562,471
Reinvested	8,323		989		990		39,084
Redeemed	(59,650)		(12,580)		(22,626)		(116,771)
Net Increase (Decrease)	$39,902		$8,111		$21,833		$484,784
Shares:
Sold	7,662		1,671		3,628		46,909
Reinvested	713		86		84		3,325
Redeemed	(5,022)		(1,071)		(1,896)		(9,778)
Net Increase (Decrease)	3,353		686		1,816		40,456

Distributions:
Year Ended August 31, 2014
From net investment income$	(394	) $	(105	) $	(2,905	) $	(21,706)
From net realized gain on
investments	(1,003)		(467)		(2,058)		(14,851)
Total Dividends and Distributions $	(1,397	) $	(572	) $	(4,963	) $	(36,557)
Year Ended August 31, 2013
From net investment income$	(2,421	) $	(117	) $	(502	) $	(13,682)
From net realized gain on
investments	(6,249)		(1,143)		(1,088)		(25,993)
Total Dividends and Distributions $	(8,670	) $	(1,260	) $	(1,590	) $	(39,675)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Global Multi-Strategy Fund
								Year Ended	Year Ended
								August 31, 2014	August 31, 2013
Operations
Net investment income (loss)								$(905)	$1,973
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								33,373	531
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								55,911	7,206
			Net Increase (Decrease) in Net Assets Resulting from Operations					88,379	9,710

Dividends and Distributions to Shareholders
From net investment income								(3,409)	–
From net realized gain on investments								(9,588)	(6,899)
							Total Dividends and Distributions	(12,997)	(6,899)

Capital Share Transactions
Net increase (decrease) in capital share transactions								676,252	631,609
							Total Increase (Decrease) in Net Assets	751,634	634,420

Net Assets
Beginning of period								1,120,435	486,015
End of period (including undistributed net investment income as set forth below)								$1,872,069	$1,120,435
Undistributed (overdistributed) net investment income (loss)								$670	$1,375
	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$105,569		$27,091	$178,678			$567,155
Reinvested	874		197		724		10,895
Redeemed	(118,834)		(6,970)		(40,191)		(48,936)
Net Increase (Decrease)	$(12,391	) $	20,318	$139,211			$529,114
Shares:
Sold	9,798		2,535		16,375		51,854
Reinvested	81		18		67		1,008
Redeemed	(10,944)		(650)		(3,711)		(4,495)
Net Increase (Decrease)	(1,065)		1,903		12,731		48,367
Year Ended August 31, 2013
Dollars:
Sold	$106,941		$20,529		$71,488		$484,250
Reinvested	167		22		18		6,663
Redeemed	(14,855)		(883)		(5,342)		(37,389)
Net Increase (Decrease)	$92,253		$19,668		$66,164		$453,524
Shares:
Sold	10,144		1,958		6,757		45,474
Reinvested	16		2		2		642
Redeemed	(1,413)		(85)		(506)		(3,543)
Net Increase (Decrease)	8,747		1,875		6,253		42,573

Distributions:
Year Ended August 31, 2014
From net investment income $	(97	) $	–		$(237	) $	(3,075)
From net realized gain on
investments	(836)		(231)		(699)		(7,822)
Total Dividends and Distributions $	(933	) $	(231	) $	(936	) $	(10,897)
Year Ended August 31, 2013
From net investment income $	– $		–		$–		$–
From net realized gain on
investments	(171)		(43)		(20)		(6,665)
Total Dividends and Distributions $	(171	) $	(43	) $	(20	) $	(6,665)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Global Opportunities Fund
							Year Ended	Period Ended
							August 31, 2014	August 31, 2013(a)
Operations
Net investment income (loss)							$14,647	$5,625
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							142,554	(23,821)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							93,463	12,665
			Net Increase (Decrease) in Net Assets Resulting from Operations				250,664	(5,531)

Dividends and Distributions to Shareholders
From net investment income							(7,136)	–
						Total Dividends and Distributions	(7,136)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							59,947	1,110,069
						Total Increase (Decrease) in Net Assets	303,475	1,104,538

Net Assets
Beginning of period							1,104,538	–
End of period (including undistributed net investment income as set forth below)							$1,408,013	$1,104,538
Undistributed (overdistributed) net investment income (loss)							$11,523	$4,300
	Class A(b)		Class C(b)		Class P(b)	Institutional
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$2,666		$2,042		$11	$115,565
Reinvested	4		6		–	7,126
Redeemed	(293)		(165)		(1)	(67,014)
Net Increase (Decrease)	$2,377		$1,883		$10	$55,677
Shares:
Sold	215		168		1	9,272
Reinvested	–		–		–	575
Redeemed	(23)		(13)		–	(5,401)
Net Increase (Decrease)	192		155		1	4,446
Period Ended August 31, 2013(a)
Dollars:
Sold	N/A		N/A		N/A	$1,149,034
Redeemed	N/A		N/A		N/A	(38,965)
Net Increase (Decrease)	N/A		N/A		N/A	$1,110,069
Shares:
Sold	N/A		N/A		N/A	104,804
Redeemed	N/A		N/A		N/A	(3,570)
Net Increase (Decrease)	N/A		N/A		N/A	101,234

Distributions:
Year Ended August 31, 2014
From net investment income $	(4	) $	(6	) $	–	$(7,126)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(4	) $	(6	) $	–	$(7,126)
Period Ended August 31, 2013(a)
From net investment income	N/A		N/A		N/A	$–
From net realized gain on
investments	N/A		N/A		N/A	–
Total Dividends and Distributions	N/A		N/A		N/A	$–

(a)	Period from December 28, 2012, date operations commenced, through August 31, 2013.
(b)	Period from September 30, 2013, date operations commenced, through August 31, 2014.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands												International Equity Index Fund
												Year Ended	Year Ended
												August 31, 2014	August 31, 2013
Operations
Net investment income (loss)												$17,501	$19,357
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												5,070	70,700
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												56,371	60,430
			Net Increase (Decrease) in Net Assets Resulting from Operations									78,942	150,487

Dividends and Distributions to Shareholders
From net investment income												(16,820)	(26,316)
From net realized gain on investments												(70,812)	–
									Total Dividends and Distributions			(87,632)	(26,316)

Capital Share Transactions
Net increase (decrease) in capital share transactions												285,377	(465,968)
							Total Increase (Decrease) in Net Assets					276,687	(341,797)

Net Assets
Beginning of period												466,137	807,934
End of period (including undistributed net investment income as set forth below)												$742,824	$466,137
Undistributed (overdistributed) net investment income (loss)												$12,734	$11,938
Institutional			R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$229,775		$288		$930		$6,667		$6,327		$15,526
Reinvested	79,683		35		141		1,722		1,596		4,453
Redeemed	(49,058)		(102)		(309)		(3,952)		(1,645)		(6,700)
Net Increase (Decrease)	$260,400		$221		$762		$4,437		$6,278		$13,279
Shares:
Sold	21,113		27		84		615		582		1,450
Reinvested	7,654		3		13		168		154		430
Redeemed	(4,377)		(9)		(29)		(372)		(153)		(613)
Net Increase (Decrease)	24,390		21		68		411		583		1,267
Year Ended August 31, 2013
Dollars:
Sold	$202,634		$56		$292		$5,230		$3,732		$10,711
Reinvested	25,536		2		7		104		126		541
Redeemed	(710,869)		(15)		(55)		(680)		(1,166)		(2,154)
Net Increase (Decrease)	$(482,699)		$43		$244		$4,654		$2,692		$9,098
Shares:
Sold	18,952		5		28		493		351		1,040
Reinvested	2,506		–		1		10		12		53
Redeemed	(65,286)		(1)		(6)		(66)		(111)		(205)
Net Increase (Decrease)	(43,828)		4		23		437		252		888

Distributions:
Year Ended August 31, 2014
From net investment income $	(15,399	) $	(6	) $	(24	) $	(301	) $	(285	) $	(805)
From net realized gain on
investments	(64,284)		(29)		(117)		(1,421)		(1,311)		(3,650)
Total Dividends and Distributions $	(79,683	) $	(35	) $	(141	) $	(1,722	) $	(1,596	) $	(4,455)
Year Ended August 31, 2013
From net investment income $	(25,536	) $	(2	) $	(7	) $	(104	) $	(126	) $	(541)
From net realized gain on
investments	–		–		–		–		–		–
Total Dividends and Distributions $	(25,536	) $	(2	) $	(7	) $	(104	) $	(126	) $	(541)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Preferred Securities Fund
								Year Ended		Year Ended
								August 31, 2014		August 31, 2013
Operations
Net investment income (loss)								$237,359			$261,478
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								111,575			153,119
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								175,910			(235,532)
		Net Increase (Decrease) in Net Assets Resulting from Operations						524,844			179,065

Dividends and Distributions to Shareholders
From net investment income									(236,623)		(264,164)
From net realized gain on investments									(120,538)		(28,016)
					Total Dividends and Distributions				(357,161)		(292,180)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(235,351)		331,510
				Total Increase (Decrease) in Net Assets					(67,668)		218,395

Net Assets
Beginning of period								4,775,956			4,557,561
End of period (including undistributed net investment income as set forth below)								$4,708,288			$4,775,956
Undistributed (overdistributed) net investment income (loss)								$	5,412		$4,795
	Class A	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$274,121	$68,995	$11,371	$568,456	$679,526	$358	$196	$1,587	$738	$1,541
Reinvested	68,946	39,637	2,660	33,420	89,750	120	56	245	133	244
Redeemed	(641,229)	(244,016)	(9,415)	(483,997)	(691,153)	(553)	(448)	(1,996)	(1,139)	(3,505)
Net Increase (Decrease)	$(298,162) $ (135,384) $		4,616	$117,879	$78,123	$(75)	$(196)	$(164)	$(268)	$(1,720)
Shares:
Sold	26,739	6,741	1,125	55,338	66,346	35	19	156	73	151
Reinvested	6,810	3,923	268	3,309	8,888	12	6	24	13	24
Redeemed	(62,410)	(23,888)	(935)	(47,766)	(67,894)	(54)	(44)	(198)	(112)	(347)
Net Increase (Decrease)	(28,861)	(13,224)	458	10,881	7,340	(7)	(19)	(18)	(26)	(172)
Year Ended August 31, 2013
Dollars:
Sold	$578,115	$ 237,955	$13,257	$641,168	$944,678	$588	$1,009	$4,050	$732	$4,573
Reinvested	61,140	29,964	1,934	18,647	71,923	93	53	181	62	254
Redeemed	(646,893)	(224,655)	(11,797)	(548,045)	(839,468)	(568)	(1,086)	(4,220)	(32)	(2,102)
Net Increase (Decrease)	$(7,638)	$43,264	$3,394	$111,770	$177,133	$113	$(24)	$11	$762	$2,725
Shares:
Sold	54,577	22,463	1,274	60,823	89,435	56	96	388	71	434
Reinvested	5,801	2,846	187	1,781	6,856	9	5	17	6	24
Redeemed	(61,354)	(21,346)	(1,138)	(52,388)	(80,183)	(54)	(105)	(402)	(3)	(200)
Net Increase (Decrease)	(976)	3,963	323	10,216	16,108	11	(4)	3	74	258

Distributions:
Year Ended August 31, 2014
From net investment income $	(50,550)	$(36,746)	$(1,796)	$(44,363) $ (102,643) $		(78)	$(41)	$(162)	$(81)	$(163)
From net realized gain on
investments	(26,933)	(22,683)	(883)	(22,434)	(47,326)	(43)	(20)	(83)	(52)	(81)
Total Dividends and Distributions $	(77,483)	$(59,429)	$(2,679)	$(66,797) $ (149,969) $		(121)	$(61)	$(245)	$(133)	$(244)
Year Ended August 31, 2013
From net investment income $	(62,891)	$(42,597)	$(1,746)	$(46,857) $ (109,486) $		(83)	$(54)	$(165)	$(56)	$(229)
From net realized gain on
investments	(6,912)	(5,414)	(196)	(4,724)	(10,704)	(10)	(5)	(20)	(6)	(25)
Total Dividends and Distributions $	(69,803)	$(48,011)	$(1,942)	$(51,581) $ (120,190) $		(93)	$(59)	$(185)	$(62)	$(254)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Small-MidCap Dividend Income Fund
								Year Ended	Year Ended
								August 31, 2014	August 31, 2013
Operations
Net investment income (loss)								$25,810	$13,261
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								32,133	11,753
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								97,318	43,756
			Net Increase (Decrease) in Net Assets Resulting from Operations					155,261	68,770

Dividends and Distributions to Shareholders
From net investment income								(17,529)	(11,564)
From net realized gain on investments								(15,942)	(933)
							Total Dividends and Distributions	(33,471)	(12,497)

Capital Share Transactions
Net increase (decrease) in capital share transactions								685,153	156,970
							Total Increase (Decrease) in Net Assets	806,943	213,243

Net Assets
Beginning of period								515,686	302,443
End of period (including undistributed net investment income as set forth below)								$1,322,629	$515,686
Undistributed (overdistributed) net investment income (loss)								$12,924	$3,006
	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$175,525		$77,309		$ 474,606		$138,425
Reinvested	6,540		1,506		7,658		16,413
Redeemed	(142,261)		(7,222)		(47,993)		(15,353)
Net Increase (Decrease)	$39,804		$71,593		$ 434,271		$139,485
Shares:
Sold	13,048		5,762		34,168		9,718
Reinvested	488		113		561		1,222
Redeemed	(10,249)		(530)		(3,453)		(1,159)
Net Increase (Decrease)	3,287		5,345		31,276		9,781
Year Ended August 31, 2013
Dollars:
Sold	$97,555		$20,346		$27,321		$32,628
Reinvested	1,258		90		402		10,666
Redeemed	(11,259)		(376)		(2,110)		(19,551)
Net Increase (Decrease)	$87,554		$20,060		$25,613		$23,743
Shares:
Sold	8,205		1,678		2,259		2,685
Reinvested	110		8		35		947
Redeemed	(945)		(31)		(178)		(1,638)
Net Increase (Decrease)	7,370		1,655		2,116		1,994

Distributions:
Year Ended August 31, 2014
From net investment income $	(3,600	) $	(751	) $	(4,235	) $	(8,943)
From net realized gain on
investments	(3,361)		(998)		(4,089)		(7,494)
Total Dividends and Distributions $	(6,961	) $	(1,749	) $	(8,324	) $	(16,437)
Year Ended August 31, 2013
From net investment income $	(1,235	) $	(86	) $	(381	) $	(9,862)
From net realized gain on
investments	(84)		(6)		(24)		(819)
Total Dividends and Distributions $	(1,319	) $	(92	) $	(405	) $	(10,681)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class A, Class C and Class P shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective December 28, 2012, the initial purchase of $5,000,000 of Institutional class shares of Global Opportunities Fund was made by Principal Financial Services, Inc.

Effective September 30, 2013, the initial purchases of $10,000 of Class A, Class C and Class P shares of Blue Chip Fund were made by Principal Management Corporation (the “Manager”).

Effective September 30, 2013, the initial purchases of $10,000 of Class A, Class C and Class P shares of Global Opportunities Fund were made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Diversified		Global		Global		International
Real Asset Fund		Multi-Strategy Fund		Opportunities Fund		Equity Index Fund
Euro	5.2%	Euro	5.1%	Euro	12.9%	Euro	29.4%
				Japanese Yen	7.3	British Pound	21.0
				Canadian Dollar	7.1	Japanese Yen	19.9
				British Pound	7.0	Swiss Franc	8.8
						Australian Dollar	8.0

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other fund expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

2. Significant Accounting Policies (Continued)

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2014, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2011-2014. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the year ended August 31, 2014, International Equity Index Fund and Preferred Securities Fund each borrowed from the Facility. Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, International Equity Index Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended August 31, 2014, Diversified Real Asset Fund, Global Opportunities Fund, International Equity Index Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Agreements or similar agreements.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

As of August 31, 2014, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Diversified Real Asset Fund
Financial Derivative Instruments: Over the Counter Summary

Counterparty

	Barclays	BOA	BNP	Citigroup	CS	Deutsche	Goldman	JPM	Total
Assets*
Foreign Currency Contracts	$206	$—	$86	$268	$—	$516	$7	$43	$1,126
Interest Rate Swaps	105	—	—	—	—	—	—	—	105
Purchased Capped Options	2	—	—	—	—	—	—	—	2
Purchased Interest Rate Swaptions	338	—	—	—	—	—	—	—	338
Total OTC	$651	$—	$86	$268	$—	$516	$7	$43	$1,571

Liabilities*
Foreign Currency Contracts	$(42)	$(75)	$(13)	$—	$(1)	$(46)	$—	$—	$(177)
Interest Rate Swaps	(100)	—	—	—	—	—	—	—	(100)
Written Interest Rate Swaptions	(399)	—	—	—	—	—	—	—	(399)
Total OTC	$(541)	$(75)	$(13)	$—	$(1)	$(46)	$—	$—	$(676)

Net Market Value of OTC
Derivatives	$110	$(75)	$73	$268	$(1)	$470	$7	$43	$895
Collateral (Received)/Pledged**	—	—	—	—	—	—	—	—	—
Net Exposure	$110	$(75)	$73	$268	$(1)	$470	$7	$43	$895

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2014

3. Operating Policies (Continued)

Fund: Global Multi-Strategy Fund
Financial Derivative Instruments: Over the Counter Summary
							Counterparty

	BOA	BNYM	Barclays	BNP	Citigroup	CS	Deutsche	Goldman	HSBC	JPM	ML	MS	RBS	UBS	Total
Assets*
EquityBasketSwaps	$—	$—	$—	$—	$—	$—	$681	$—	$—	$—	$—	$646	$—	$—	$1,327
Credit Default Swaps	83	—	146	43	600	98	185	200	437	53	34	55	—	—	1,934
Synthetic
Futures	816	—	—	—	—	—	—	—	—	—	—	16	—	—	832
Purchased Capped
Options	—	—	—	—	—	—	—	252	—	—	—	—	—	—	252
Purchased Forward
Volatility
Agreements	—	—	—	—	—	—	—	93	—	—	—	—	—	—	93
Interest Rate Swaps	—	—	—	—	—	—	—	224	—	4	—	—	—	—	228
Purchased Interest
Rate Swaptions	162	—	—	—	—	—	9	6	—	18	—	—	—	—	195
Foreign Currency
Contracts	5,667	1,108	133	656	49	2,680	3	108	124	32	52	—	2,665	22	13,299
Total OTC	$6,728	$1,108	$279	$699	$649	$2,778	$878	$883	$561	$107	$86	$717	$2,665	$22	$18,160

Liabilities*
Equity Basket Swaps	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(1,414)	$—	$—	$(1,414)
Credit Default Swaps	(11)	—	—	—	(31)	—	(65)	(96)	(102)	(581)	(72)	—	—	—	(958)
Written Credit
Default Swaptions	—	—	—	—	—	—	—	(12)	—	(24)	—	—	—	—	(36)
Synthetic Futures	(50)	—	—	—	—	—	—		—	—	—	(172)	—	—	(222)
Written Capped
Options	—	—	—	—	—	—	—	(246)	—	—	—	—	—	—	(246)
Interest Rate Swaps	(29)	—	—	(2)	—	—	(176)	(5)	—	—	—	—	—	(25)	(237)
Written Interest Rate
Swaptions	(178)	—	—	—	—	—	(11)	(97)	—	(29)	—	—	—	—	(315)
Foreign Currency
Contracts	(3,852)	(37)	(24)	(8)	(24)	(2,212)	—	(82)	(45)	(7)	(11)	(7)	(2,164)	(13)	(8,486)
Total OTC	$(4,120)	$(37)	$(24) $(10)		$(55)	$(2,212)	$(252)	$(538)	$(147)	$(641)	$(83) $(1,593) $(2,164)			$(38) $(11,914)

Net Market Value of
OTC Derivatives	$2,608	$1,071	$255	$689	$594	$566	$626	$345	$414	$(534)	$3	$(876)	$501	$(16)	$6,246
Collateral
(Received)/Pledged**	(750)	—	(199)	—	(590)	(402)	—	(286)	—	370	—	924	—	—	(933)
Net Exposure	$1,858	$1,071	$56	$689	$4	$164	$626	$59	$414	$(164)	$3	$48	$501	$(16)	$5,313

							Total Borrowings and
	Repurchase Agreement				Payable for Reverse			Other Financing			Collateral
Counterparty	Proceeds to be Received			Repurchase Agreements				Transactions		(Received)/Pledged				Net Exposure
Barclays Bank PLC		$69,278			$(67,396)			$1,882			$69			$1,951
Deutsche Bank		60,100				—		60,100			(61,269)			(1,169)

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedule of investments.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

Credit Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Options Contracts. During the period Global Multi-Strategy Fund and Diversified Real Asset Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the year ended August 31, 2014, were as follows:

		Notional Amount
Diversified Real Asset Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	242	14,400	$122
Options written	570	36,000	709
Options expired	(376)	—	(97)
Options closed	(331)	(18,100)	(229)
Options exercised	(105)	—	(38)
Balance at end of period	—	32,300	467

		Notional Amount
Global Multi-Strategy Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	4,450,886	34,700	$3,801
Options written	18,773,770	623,050	8,024
Options expired	(8,150,089)	(171,150)	(696)
Options closed	(6,507,843)	(147,200)	(6,254)
Options exercised	(364)	(71,100)	(274)
Balance at end of period	8,566,360	268,300	4601

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.

Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. The fund also pays the counterparty a fee to compensate them for holding the collateral security and the amount is recorded as interest expense on the statement of operations.

Global Master Repurchase Agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each fund’s statement of operations. As of August 31, 2014, the Funds had securities on loan as follows (in thousands):

	Market Value	Collateral Value
Preferred Securities Fund	$3,003	$3,077
Small-MidCap Dividend Income Fund	23,540	24,080

Sell-buyback arrangements. During the period Global Multi-Strategy Fund entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed-upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a decrease to interest income in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of August 31, 2014, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Diversified Real Asset Fund	$1,960	$(39)

Short Sales. Bond Market Index Fund and Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2014 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component without actually owning the underlying position.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of August 31, 2014, counterparties had pledged collateral for swap agreements of $2,315,726 for the Global Multi-Strategy Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of Global Multi-Strategy Fund.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds").

The performance and risks of each Principal LifeTime Fund, and SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

As of August 31, 2014, the SAM Portfolios, Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Blue Chip Fund	96.20%
Bond Market Index Fund	86.99
Diversified Real Asset Fund	25.57
Global Multi-Strategy Fund	64.24
Global Opportunities Fund	99.34
International Equity Index Fund	48.37
Preferred Securities Fund	11.69
Small-MidCap Dividend Income Fund	32.05

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives August 31, 2014			Liability Derivatives August 31, 2014
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Foreign exchange contracts	Receivables		$1,255	Payables	$177
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$917*	Payables, Net Assets Consist of Net unrealized	$1,205	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	2,172		$1,382
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$1,987	Payables, Net Assets Consist of Net unrealized	$1,265
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$6,853*	Payables, Net Assets Consist of Net unrealized	$10,695	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$13,375	Payables	$8,545
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$5,087*	Payables, Net Assets Consist of Net unrealized	$2,272	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	27,302		$22,777
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$98	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts and certain synthetic futures as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	Operations
Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$415	$920
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(2,615)	$(998)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(2,200)	$(78)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2014

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	Operations
Global Multi-Strategy Fund (Continued)
Credit contracts	Net realized gain (loss) from Investment	$(2,361)	$(116)
	transactions, Options and swaptions, and
	Swap agreements/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$(32,571)	$(7,983)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$2,662	$3,094
	transactions, Foreign currency transactions,
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions, and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(3,149)	$2,820
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(35,419)	$(2,185)
International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$890	$(72)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by International Equity Index Fund and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the year ended August 31, 2014.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC.

August 31, 2014

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3. The table below includes transfers from Level 1 to Level 2 at August 31, 2014 due to lack of exchange traded valuation data; however, observable market inputs were available to support these valuations:

Global Multi-Strategy Fund	$37,037
Preferred Securities Fund	$11,121,450

Below are transfers from Level 2 to Level 1 at August 31, 2014 due to the resumption of trading for previous thinly traded securities:

Global Multi-Strategy Fund

$ 1,841,181

The following is a summary of the inputs used as of August 31, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$435,150	$—	$—	$435,150
Investment Companies	396	—	—	396
Total investments in securities $	435,546	$—	$—	$435,546

Bond Market Index Fund
Bonds	$—	$361,740	$1,305	$363,045
Investment Companies	253,427	—	—	253,427
Municipal Bonds	—	11,396	—	11,396
U.S. Government & Government Agency Obligations	—	650,242	—	650,242
Total investments in securities $	253,427	$1,023,378	$1,305	$1,278,110

Diversified Real Asset Fund
Bonds	$—	$258,360	$—	$258,360
Commodity Indexed Structured Notes	—	132,032	—	132,032
Common Stocks
Basic Materials	85,098	46,007	—	131,105
Communications	17,746	6,889	—	24,635
Consumer, Cyclical	7,921	8,206	—	16,127
Consumer, Non-cyclical	52,578	60,936	—	113,514
Diversified	3,034	3,911	—	6,945
Energy	654,414	15,120	—	669,534
Financial	236,819	109,342	—	346,161
Industrial	90,464	55,301	—	145,765
Utilities	65,574	81,619	—	147,193
Investment Companies	133,612	—	—	133,612
Senior Floating Rate Interests	—	444,992	—	444,992
U.S. Government & Government Agency Obligations	—	422,795	—	422,795
Purchased Interest Rate Swaptions	—	338	—	338
Purchased Capped Option	—	2	—	2
Purchased Options	269	129	—	398
Total investments in securities $	1,347,529	$1,645,979	$—	$2,993,508
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,126	$—	$1,126

Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$52	$—	$52
Futures	151	—	—	151
Interest Rate Swaps	—	105	—	105

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2014

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified Real Asset Fund (continued)
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(177)	$—	$(177)

Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(360)	$—	$(360)
Futures	(346)	—	—	(346)
Interest Rate Swaps	—	(100)	—	(100)
Interest Rate Swaptions	—	(399)	—	(399)

Global Multi-Strategy Fund
Bonds	$—	$407,161	$3,120	$410,281
Certificate of Deposit	—	6,506	—	6,506
Commercial Paper	—	793	—	793
Common Stocks
Basic Materials	27,978	21,758	—	49,736
Communications	101,258	14,007	—	115,265
Consumer, Cyclical	112,313	21,508	—	133,821
Consumer, Non-cyclical	167,362	22,746	—	190,108
Diversified	355	99	—	454
Energy	59,372	5,785	—	65,157
Exchange Traded Funds	2,429	304	—	2,733
Financial	93,776	24,263	—	118,039
Industrial	100,776	26,569	—	127,345
Technology	96,561	10,617	—	107,178
Utilities	15,879	2,988	—	18,867
Convertible Bonds	—	39,939	564	40,503
Convertible Preferred Stocks
Basic Materials	405	—	—	405
Communications	—	—	39	39
Consumer, Non-cyclical	1,063	107	—	1,170
Energy	35	361	—	396
Financial	2,122	1,348	—	3,470
Technology	—	—	85	85
Utilities	4,314	—	—	4,314
Investment Companies	372,098	—	—	372,098
Municipal Bonds	—	192	—	192
Preferred Stocks
Communications	—	236	—	236
Consumer, Cyclical	—	374	—	374
Consumer, Non-cyclical	—	26	—	26
Financial	47	955	—	1,002
Industrial	—	111	—	111
Technology	—	210	—	210
Utilities	—	149	—	149
Repurchase Agreements	—	129,378	—	129,378
Senior Floating Rate Interests	—	36,980	—	36,980
U.S. Government & Government Agency Obligations	—	84,610	—	84,610
Purchased Interest Rate Swaptions	—	195	—	195
Purchased Capped Option	—	252	—	252
Purchased Forward Volatility Agreements	—	93	—	93
Purchased Options	3,439	76	—	3,515
Total investments in securities $	1,161,582	$860,696	$3,808	$2,026,086
Short Sales
Bonds	$—	$(60,393)	$—	$(60,393)
Common Stocks
Basic Materials	(11,158)	(3,814)		(14,972)
Communications	(31,734)	(1,485)	—	(33,219)
Consumer, Cyclical	(41,073)	(3,574)	—	(44,647)
Consumer, Non-cyclical	(48,893)	(2,796)	—	(51,689)
Diversified	(543)	—	—	(543)
Energy	(32,960)	(2,268)	—	(35,228)
Financial	(40,389)	(4,719)	—	(45,108)
Industrial	(27,608)	(5,873)	—	(33,481)
Technology	(32,904)	(2,010)	—	(34,914)
Utilities	(16,108)	(218)	—	(16,326)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2014

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund (continued)
Short Sales (continued)
Preferred Stocks
Consumer, Cyclical	—	(469)	—	(469)
Energy	—	(116)	—	(116)
U.S. Government & Government Agency Obligations	—	(14,716)	—	(14,716)
Total investments in securities sold short $	(283,370)	$(102,451)	$—	$(385,821)
Assets
Credit Contracts**
Credit Default Swaps	$—	$1,934	$—	$1,934
Exchange Cleared Credit Default Swaps	—	53	—	53

Equity Contracts**
Futures	$2,064	$—	$—	$2,064
Synthetic Futures	—	23	—	23
Total Return Equity Basket Swaps	—	1,327	—	1,327
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$12,887	$—	$12,887

Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$580	$—	$580
Futures	2,930	—	—	2,930
Interest Rate Swaps	—	228	—	228
Synthetic Futures	—	809	—	809

Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(958)	$—	$(958)
Credit Default Swaptions	—	(36)	—	(36)
Exchange Cleared Credit Default Swaps	—	(271)	—	(271)

Equity Contracts**
Futures	$(7,376)	$—	$—	$(7,376)
Written Options	(1,712)	—	—	(1,712)
Synthetic Futures	—	(95)	—	(95)
Total Return Equity Basket Swaps	—	(1,414)	—	(1,414)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(8,074)	$—	$(8,074)
Written Options	—	(56)	—	(56)

Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(364)	$—	$(364)
Futures	(1,080)	—	—	(1,080)
Capped Option	—	(246)	—	(246)
Interest Rate Swaps	—	(237)	—	(237)
Interest Rate Swaptions	—	(315)	—	(315)
Written Options	(4)	—	—	(4)
Synthetic Futures	—	(26)	—	(26)

Global Opportunities Fund
Common Stocks
Basic Materials	$11,739	$13,750	$—	$25,489
Communications	62,719	39,617	—	102,336
Consumer, Cyclical	60,950	59,923	—	120,873
Consumer, Non-cyclical	292,884	156,327	—	449,211
Energy	64,196	59,998	—	124,194
Financial	122,287	102,073	—	224,360
Industrial	58,713	57,526	—	116,239
Technology	109,661	12,969	—	122,630
Utilities	30,294	76,920	—	107,214
Investment Companies	11,935	—	—	11,935
Total investments in securities $	825,378	$579,103	$—	$1,404,481

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2014

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Equity Index Fund
Common Stocks
Basic Materials		$—	$52,868	$—	$52,868
Communications		—	52,787	—	52,787
Consumer, Cyclical		—	82,784	—	82,784
Consumer, Non-cyclical		—	163,355	—	163,355
Diversified		—	4,830	—	4,830
Energy		—	50,040	—	50,040
Exchange Traded Funds		8,032	—	—	8,032
Financial		—	184,974	—	184,974
Industrial		220	82,768	—	82,988
Technology		—	17,046	—	17,046
Utilities		—	27,708	—	27,708
Investment Companies		7,393	—	—	7,393
Preferred Stocks
Consumer, Cyclical		—	3,010	—	3,010
Consumer, Non-cyclical		—	1,009	—	1,009
Energy		—	157	—	157
	Total investments in securities $	15,645	$723,336	$—	$738,981
Liabilities
Equity Contracts**
Futures		$(98)	$—	$—	$(98)

Preferred Securities Fund
Bonds		$—	$2,576,690	$—	$2,576,690
Common Stocks*		669	—	—	669
Convertible Preferred Stocks
Financial		—	45,683	—	45,683
Investment Companies		27,792	—	—	27,792
Preferred Stocks
Communications		153,011	59,999	—	213,010
Financial		1,467,161	113,271	—	1,580,432
Government		—	56,580	—	56,580
Industrial		27,221	—	—	27,221
Utilities		125,816	16,993	—	142,809
	Total investments in securities $	1,801,670	$2,869,216	$—	$4,670,886

Small-MidCap Dividend Income Fund
Common Stocks*		$1,215,148	$—	$—	$1,215,148
Investment Companies		107,577	—	—	107,577
	Total investments in securities $	1,322,725	$—	$—	$1,322,725

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Exchange Cleared Swaps, Futures, Foreign Currency Contracts, and Synthetic Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Funds
	First $500	Next $500	Next $500	Over $1.5
	million	million	million	billion
Blue Chip Fund	.70%	.68%	.66%	.65%
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55
Global Opportunities Fund	.85	.83	.81	.80
Small-MidCap Dividend Income Fund	.80	.78	.76	.75

			Net Assets of Funds
	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
	million	million	million	million	billion	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%	.79%	.78%
Preferred Securities Fund	.75	.73	.71	.70	.69	.68

		All Net Assets
Bond Market Index Fund		.25%
International Equity Index Fund		.25

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from September 1, 2013 through August 31, 2014
			Class A			Class C		Institutional	Expiration
Blue Chip Fund			1.35	% *		2.10	% *	.75%	December 31, 2014
Diversified Real Asset Fund			1.25			2.00		N/A	December 31, 2014
Global Multi-Strategy Fund			2.00			2.75		1.65	December 31, 2014
Global Opportunities Fund			1.50	*		2.25	*	.95	December 31, 2014
Small-MidCap Dividend Income Fund			1.40			2.15		N/A	December 31, 2014

*Period from September 30, 2013 through August 31, 2014. Expiration is December 29, 2014.

			Period from September 1, 2013 through August 31, 2014
	Institutional		R-1		R-2	R-3		R-4	R-5	Expiration
Bond Market Index Fund	N/A		1.18%		1.05%	.87%		.68%	.56%	August 13, 2014
International Equity Index Fund	.35	%*	1.28		1.15	.97		.78	.66	December 31, 2014

*Period from October 3, 2013 through August 31, 2014.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

Period from September 1, 2013 through August 31, 2014

	Class P		Expiration
Blue Chip Fund	.20	% ^	December 29, 2014
Diversified Real Asset Fund	.20		December 31, 2014
Global Multi-Strategy Fund	.20		December 31, 2014
Global Opportunities Fund	.20	^	December 29, 2014
Preferred Securities Fund	.20		December 31, 2014
Small-MidCap Dividend Income Fund	.20		December 31, 2014

^ Period from September 30, 2013 through August 31, 2014.

In addition, effective August 14, 2014, the Manager voluntarily agreed to limit expenses (excluding interest the Funds incur in connection with investments they make) attributable to Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 shares of Bond Market Index Fund. The expense limit will maintain a total level of operating expenses (expressed as a percentage of net assets on an annualized basis) not to exceed .81%, .26%, 1.14%, 1.01%, .83%, .64%, and .52%, respectively. The expense limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .25%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively. Prior to January 1, 2014, the annual rate for Class J was .45%.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .24% for Class J shares. The contractual limit expires on December 31, 2014. Prior to December 30, 2013, the contractual limit was .25%.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund and Preferred Securities Fund, and 5.50% for Blue Chip Fund, Global Opportunities Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the year ended August 31, 2014, were as follows (in thousands):

	Class A	Class C	Class J
Blue Chip Fund	$59	$1	N/A
Bond Market Index Fund	N/A	N/A	$1
Diversified Real Asset Fund	55	9	N/A
Global Multi-Strategy Fund	61	9	N/A
Global Opportunities Fund	15	-	N/A
Preferred Securities Fund	236	143	5
Small-MidCap Dividend Income Fund	335	17	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At August 31, 2014, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class P	Institutional	R-1
Bond Market Index Fund	N/A	–	–
Diversified Real Asset Fund	–	36,206	N/A
Global Multi-Strategy Fund	–	8,070	N/A
Global Opportunities Fund	1	–	N/A
International Equity Index Fund	N/A	26,887	1
Preferred Securities Fund	–	8,566	–
Small-MidCap Dividend Income Fund	–	2	N/A

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $194,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2014. Brokerage commissions were paid to affiliates of sub-advisors as follows (amounts in thousands):

Year Ended
August 31, 2014
Diversified Real Asset Fund	$8

6. Investment Transactions

For the year ended August 31, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Blue Chip Fund	$321,523	$132,529	$—	$—
Bond Market Index Fund	1,341,549	1,615,197	76,299	76,170
Diversified Real Asset Fund	1,756,780	1,081,876	—	—
Global Multi-Strategy Fund	2,162,432	1,822,189	735,759	761,187
Global Opportunities Fund	1,693,022	1,614,515	—	—
International Equity Index Fund	490,078	277,353	—	—
Preferred Securities Fund	895,825	1,241,782	—	—
Small-MidCap Dividend Income Fund	747,889	154,723	—	—

For the year ended August 31, 2014, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Bond Market Index Fund	$1,005,316	$1,258,355	$23,781	$23,732
Diversified Real Asset Fund	457,475	361,648	—	—
Global Multi-Strategy Fund	173,970	208,806	97,654	93,669

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2014, and August 31, 2013 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain*
	2014	2013	2014	2013
Blue Chip Fund	$1,164	$39	$9	$—
Bond Market Index Fund	32,388	34,760	—	756
Diversified Real Asset Fund	37,135	17,647	6,354	33,548
Global Multi-Strategy Fund	7,661	6,899	5,336	—
Global Opportunities Fund	7,136	—	—	—
International Equity Index Fund	18,974	26,316	68,658	—
Preferred Securities Fund	236,623	264,164	120,538	28,016
Small-MidCap Dividend Income Fund	18,384	11,564	15,087	933

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2014, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):
						Total
	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Capital Gains	Capital Loss	(Depreciation)	Differences*	(Deficit)
Blue Chip Fund	$12,202	$1,969	$—	$53,096	$—	$67,267
Bond Market Index Fund	20,059	—	(8,481)	17,099	—	28,677
Diversified Real Asset Fund	40,867	17,607	—	268,761	(30)	327,205
Global Multi-Strategy Fund	11,605	28,612	—	60,849	(9,758)	91,308
Global Opportunities Fund	89,800	43,397	—	104,800	—	237,997
International Equity Index Fund	15,869	668	—	93,710	—	110,247
Preferred Securities Fund	5,092	82,515	—	372,475	—	460,082
Small-MidCap Dividend Income Fund	8,422	22,801	—	163,289	—	194,512

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, and defaulted securities.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2014, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss
	Carryforward Expiring In:			No Expiration
				Short-	Long-		Annual
	2015	2016	2017	Term	Term	Total	Limitations*
Bond Market Index Fund	$373	$6,304	$1,804	$ —	$ —	$8,481	$ 1,804

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

As of August 31, 2014, Bond Market Index Fund and Global Opportunities Fund utilized $9,218,000 and $21,522,000 of capital loss carryforward, respectively.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

7. Federal Tax Information (Continued)

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2014, the Funds do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2014, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Bond Market Index Fund	$3,462	$(3,462)	$—
Diversified Real Asset Fund	15,739	(15,707)	(32)
Global Multi-Strategy Fund	3,609	(3,609)	—
Global Opportunities Fund	(288)	288	—
International Equity Index Fund	115	(115)	—
Preferred Securities Fund	(119)	119	—
Small-MidCap Dividend Income Fund	1,637	(1,615)	(22)

Federal Income Tax Basis. At August 31, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation	Income Tax Purposes
Blue Chip Fund	$57,267	$(4,171)	$53,096	$382,450
Bond Market Index Fund	20,109	(3,010)	17,099	1,261,011
Diversified Real Asset Fund	299,980	(30,846)	269,134	2,724,374
Global Multi-Strategy Fund	108,105	(22,184)	85,921	1,940,165
Global Opportunities Fund	132,034	(27,212)	104,822	1,299,659
International Equity Index Fund	113,095	(19,362)	93,733	645,248
Preferred Securities Fund	402,525	(33,323)	369,202	4,296,444
Small-MidCap Dividend Income Fund	182,545	(19,256)	163,289	1,159,436

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Blue Chip Fund
August 31, 2014

COMMON STOCKS - 99.87%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Agriculture - 0.70%			Metal Fabrication & Hardware - 1.58%
Philip Morris International Inc	35,787	$3,063	Precision Castparts Corp	28,253		$6,895

Banks - 3.78%			Miscellaneous Manufacturing - 1.45%
Wells Fargo & Co	319,777	16,449	Danaher Corp	82,372		6,310

Beverages - 7.54%			Oil & Gas - 3.65%
Anheuser-Busch InBev NV ADR	86,636	9,684	Apache Corp	38,117		3,881
Diageo PLC ADR	58,381	6,998	EOG Resources Inc	18,592		2,043
PepsiCo Inc	106,982	9,895	Exxon Mobil Corp	62,605		6,227
Pernod Ricard SA ADR	119,744	2,819	Hess Corp	37,267		3,768
SABMiller PLC ADR	63,015	3,471				$15,919
		$32,867	Pharmaceuticals - 2.99%
Building Materials - 0.99%			Johnson & Johnson	24,339		2,524
Martin Marietta Materials Inc	33,087	4,333	Valeant Pharmaceuticals International Inc (a)	89,503		10,499
						$13,023

Chemicals - 3.66%			Pipelines - 1.46%
Air Products & Chemicals Inc	88,537	11,794	Kinder Morgan Inc/DE	154,384		6,215
Praxair Inc	31,530	4,148	Kinder Morgan Inc/DE - Warrants (a)	32,900		129
		$15,942				$6,344

Commercial Services - 5.05%			Real Estate - 4.86%
MasterCard Inc	214,647	16,272	Brookfield Asset Management Inc	443,784		21,191
Moody's Corp	61,182	5,725
		$21,997	REITS - 2.41%
Cosmetics & Personal Care - 0.46%			American Tower Corp	69,219		6,825
Colgate-Palmolive Co	30,677	1,986	Crown Castle International Corp	46,014		3,659
						$10,484

Distribution & Wholesale - 0.66%			Retail - 12.38%
Fastenal Co	63,335	2,868	AutoZone Inc (a)	5,604		3,020
			CarMax Inc (a)	96,030		5,032
			O'Reilly Automotive Inc (a)	14,042		2,190
Diversified Financial Services - 9.10%			Starbucks Corp	236,744		18,421
American Express Co	60,845	5,449	TJX Cos Inc/The	100,428		5,987
BlackRock Inc	34,769	11,492	Walgreen Co	196,990		11,922
Charles Schwab Corp/The	237,822	6,780	Yum! Brands Inc	101,467		7,349
FNF Group	96,322	2,727
Visa Inc	62,222	13,223				$53,921
		$39,671	Software - 8.49%
			Adobe Systems Inc (a)	154,714		11,124
Food - 6.94%			Microsoft Corp	425,410		19,327
Mondelez International Inc	229,296	8,298	Oracle Corp	157,123		6,525
Nestle SA ADR	250,338	19,419
Unilever NV - NY shares	60,982	2,539				$36,976
		$30,256	TOTAL COMMON STOCKS			$435,150
			INVESTMENT COMPANIES - 0.09%	Shares Held	Value	(000	's)
Holding Companies - Diversified - 1.42%
Leucadia National Corp	185,525	4,625	Publicly Traded Investment Fund - 0.09%
Liberty TripAdvisor Holdings Inc (a)	43,800	1,567	Goldman Sachs Financial Square Funds -	396,451		396
		$6,192	Government Fund

Insurance - 10.17%			TOTAL INVESTMENT COMPANIES			$396
Aon PLC	40,882	3,563	Total Investments			$435,546
Berkshire Hathaway Inc - Class B (a)	157,496	21,617	Other Assets in Excess of Liabilities, Net - 0.04%			$189
Brown & Brown Inc	69,745	2,275	TOTAL NET ASSETS - 100.00%			$435,735
Loews Corp	157,857	6,905
Markel Corp (a)	15,055	9,933
		$44,293	(a) Non-Income Producing Security

Internet - 6.11%
Google Inc - A Shares (a)	25,087	14,610
Google Inc - C Shares (a)	18,113	10,353
Liberty Ventures (a)	43,800	1,668
		$26,631

Lodging - 0.48%
Wynn Resorts Ltd	10,887	2,100

Media - 3.54%
Discovery Communications Inc - C Shares (a)	228,596	9,823
Liberty Global PLC - C Shares (a)	133,934	5,616
		$15,439

See accompanying notes

Schedule of Investments
Blue Chip Fund
August 31, 2014

Portfolio Summary (unaudited)
Sector	Percent
Financial	30.32%
Consumer, Non-cyclical	23.68%
Consumer, Cyclical	13.52%
Communications	9.65%
Technology	8.49%
Energy	5.11%
Industrial	4.02%
Basic Materials	3.66%
Diversified	1.42%
Exchange Traded Funds	0.09%
Other Assets in Excess of Liabilities, Net	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Bond Market Index Fund
August 31, 2014

INVESTMENT COMPANIES - 24.60%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 24.60%
Goldman Sachs Financial Square Funds -	253,426,643	$253,427	Airlines (continued)
Money Market Fund			Delta Air Lines 2007-1 Class A Pass Through
			Trust
TOTAL INVESTMENT COMPANIES	$253,427		6.82%, 02/10/2024 (b)	$203	$238
	Principal		UAL 2009-2A Pass Through Trust
BONDS- 35.23%	Amount (000's) Value (000's)		9.75%, 01/15/2017 (b)	345	391
			United Airlines 2014-2 Class A Pass Through
Advertising - 0.05%			Trust
Interpublic Group of Cos Inc/The			3.75%, 09/03/2026 (b)	200	200
4.20%, 04/15/2024	$200	$207			$1,305
Omnicom Group Inc
4.45%, 08/15/2020	322	349	Apparel - 0.03%
		$556	NIKE Inc
			2.25%, 05/01/2023	260	249
Aerospace & Defense - 0.33%
Boeing Capital Corp
4.70%, 10/27/2019	85	95	Automobile Asset Backed Securities - 0.36%
Boeing Co/The			Ally Auto Receivables Trust 2012-4
3.75%, 11/20/2016	129	138	0.59%, 01/17/2017	302	302
Exelis Inc			Carmax Auto Owner Trust 2013-2
4.25%, 10/01/2016	322	340	0.84%, 11/15/2018	300	298
L-3 Communications Corp			Ford Credit Auto Owner Trust 2012-A
3.95%, 05/28/2024	100	100	1.15%, 06/15/2017	500	503
4.95%, 02/15/2021	193	211	Ford Credit Auto Owner Trust 2012-B
Lockheed Martin Corp			1.00%, 09/15/2017	500	502
3.35%, 09/15/2021	258	269	Honda Auto Receivables 2013-4 Owner Trust
4.07%, 12/15/2042	121	120	1.04%, 02/18/2020	300	300
Northrop Grumman Corp			Nissan Auto Receivables 2012-A Owner Trust
3.50%, 03/15/2021	279	292	1.00%, 07/16/2018	432	434
Northrop Grumman Systems Corp			Santander Drive Auto Receivables Trust 2014-
7.88%, 03/01/2026	310	426	1
			0.87%, 01/16/2018 (a)	410	411
Raytheon Co
3.13%, 10/15/2020	193	200	World Omni Auto Receivables Trust 2013-B
4.88%, 10/15/2040	236	264	0.83%, 08/15/2018	1,000	1,002
United Technologies Corp					$3,752
3.10%, 06/01/2022	174	178	Automobile Manufacturers - 0.18%
4.50%, 04/15/2020	188	209	American Honda Finance Corp
5.38%, 12/15/2017	258	291	1.13%, 10/07/2016	100	100
5.70%, 04/15/2040	129	161	Daimler Finance North America LLC
6.13%, 07/15/2038	46	60	8.50%, 01/18/2031	257	396
		$3,354	Ford Motor Co
Agriculture - 0.33%			4.75%, 01/15/2043	174	182
Altria Group Inc			Toyota Motor Credit Corp
4.13%, 09/11/2015	90	93	1.13%, 05/16/2017	100	100
4.75%, 05/05/2021	322	359	1.25%, 10/05/2017	518	517
9.70%, 11/10/2018	127	165	2.00%, 10/24/2018	200	202
9.95%, 11/10/2038	62	105	2.05%, 01/12/2017	193	198
10.20%, 02/06/2039	120	208	3.30%, 01/12/2022	193	201
Archer-Daniels-Midland Co					$1,896
4.48%, 03/01/2021 (a)	321	357
			Automobile Parts & Equipment - 0.05%
5.38%, 09/15/2035	129	155	Johnson Controls Inc
Bunge Ltd Finance Corp			3.75%, 12/01/2021	193	202
4.10%, 03/15/2016	193	202	5.25%, 12/01/2041	322	353
Lorillard Tobacco Co					$555
8.13%, 06/23/2019	90	112
8.13%, 05/01/2040	65	90	Banks- 5.13%
Philip Morris International Inc			Australia & New Zealand Banking Group
1.13%, 08/21/2017	174	174	Ltd/New York NY
2.50%, 05/16/2016	322	332	2.25%, 06/13/2019	300	302
2.90%, 11/15/2021	129	131	Bank of America Corp
4.50%, 03/26/2020	327	362	1.25%, 01/11/2016	174	175
5.65%, 05/16/2018	65	74	2.60%, 01/15/2019	200	202
Reynolds American Inc			3.30%, 01/11/2023	346	343
3.25%, 11/01/2022	432	423	3.63%, 03/17/2016	450	468
		$3,342	3.70%, 09/01/2015	335	345
			5.42%, 03/15/2017	50	55
Airlines - 0.13%			5.63%, 07/01/2020	450	516
American Airlines 2011-1 Class A Pass			5.65%, 05/01/2018	645	725
Through Trust			5.70%, 05/02/2017	200	220
5.25%, 07/31/2022 (b)	331	360
			6.00%, 09/01/2017	670	752
Continental Airlines 2010-1 Class A Pass			6.05%, 05/16/2016	626	677
Through Trust			6.11%, 01/29/2037	300	356
4.75%, 01/12/2021 (b)	107	116
			6.50%, 08/01/2016	225	247

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's)	Value (000's)

Banks (continued)				Banks (continued)
Bank of America Corp	(continued)			Goldman Sachs Group Inc/The	(continued)
6.88%, 04/25/2018		$513	$598	5.38%, 03/15/2020		$432	$488
7.63%, 06/01/2019		260	318	5.75%, 01/24/2022		322	374
Bank of Montreal				6.13%, 02/15/2033		464	571
2.50%, 01/11/2017		580	599	6.25%, 09/01/2017		346	391
Bank of New York Mellon Corp/The				6.25%, 02/01/2041		522	654
0.70%, 10/23/2015		173	173	6.75%, 10/01/2037		481	593
2.20%, 05/15/2019		500	503	HSBC Bank USA NA/New York NY
3.55%, 09/23/2021		129	136	5.88%, 11/01/2034		250	309
5.50%, 12/01/2017		81	91	HSBC Holdings PLC
Bank of Nova Scotia/The				4.00%, 03/30/2022		322	345
1.30%, 07/21/2017		300	300	4.25%, 03/14/2024		500	519
2.90%, 03/29/2016		516	534	6.10%, 01/14/2042		236	307
Barclays Bank PLC				6.50%, 05/02/2036		60	76
5.00%, 09/22/2016		160	173	Intesa Sanpaolo SpA
6.75%, 05/22/2019		300	360	2.38%, 01/13/2017		150	152
BB&T Corp				3.13%, 01/15/2016		400	410
1.60%, 08/15/2017		346	348	JP Morgan Chase & Co
3.95%, 04/29/2016		75	79	2.60%, 01/15/2016		641	657
5.20%, 12/23/2015		238	251	3.20%, 01/25/2023		432	430
6.85%, 04/30/2019		45	54	3.45%, 03/01/2016		893	928
BBVA US Senior SAU				3.63%, 05/13/2024		350	357
4.66%, 10/09/2015		300	312	4.40%, 07/22/2020		404	440
BNP Paribas SA				4.50%, 01/24/2022		641	702
2.70%, 08/20/2018		450	462	5.40%, 01/06/2042		258	301
5.00%, 01/15/2021		193	218	5.60%, 07/15/2041		186	224
BPCE SA				6.40%, 05/15/2038		259	336
2.50%, 12/10/2018		400	405	KFW
Canadian Imperial Bank of				0.50%, 07/15/2016		500	500
Commerce/Canada				0.75%, 03/17/2017		500	498
2.35%, 12/11/2015		301	308	1.25%, 02/15/2017		641	647
Capital One Financial Corp				1.88%, 04/01/2019		800	808
3.50%, 06/15/2023		212	213	2.63%, 02/16/2016		641	662
China Development Bank Corp				2.63%, 01/25/2022		641	657
5.00%, 10/15/2015		100	104	2.75%, 09/08/2020		432	449
Citigroup Inc				4.00%, 01/27/2020		244	270
1.30%, 11/15/2016		200	201	4.50%, 07/16/2018		257	286
3.95%, 06/15/2016		641	674	Korea Development Bank/The
4.45%, 01/10/2017		385	413	3.75%, 01/22/2024		200	209
4.59%, 12/15/2015		8	8	Korea Finance Corp
5.38%, 08/09/2020		400	457	2.88%, 08/22/2018		600	617
5.50%, 09/13/2025		300	336	Landwirtschaftliche Rentenbank
5.88%, 02/22/2033		96	109	1.75%, 04/15/2019		750	753
5.88%, 01/30/2042		321	395	5.00%, 11/08/2016		257	281
6.13%, 05/15/2018		432	495	Lloyds Bank PLC
6.13%, 08/25/2036		300	351	4.88%, 01/21/2016		449	474
8.50%, 05/22/2019		321	407	Morgan Stanley
Comerica Inc				1.75%, 02/25/2016		259	262
3.80%, 07/22/2026		300	302	2.50%, 01/24/2019		500	505
Cooperatieve Centrale Raiffeisen-				3.75%, 02/25/2023		690	708
Boerenleenbank BA/Netherlands				5.00%, 11/24/2025		300	322
3.38%, 01/19/2017		494	521	5.75%, 01/25/2021		900	1,045
3.88%, 02/08/2022		580	621	6.25%, 08/28/2017		695	787
Cooperatieve Centrale Raiffeisen-				6.63%, 04/01/2018		220	255
Boerenleenbank BA/NY				MUFG Union Bank NA
2.25%, 01/14/2019		500	508	2.25%, 05/06/2019		250	251
Credit Suisse/New York NY				Oesterreichische Kontrollbank AG
4.38%, 08/05/2020		300	328	2.00%, 06/03/2016		604	620
5.40%, 01/14/2020		260	293	PNC Bank NA
Deutsche Bank AG/London				1.15%, 11/01/2016		200	201
1.40%, 02/13/2017		400	401	PNC Funding Corp
6.00%, 09/01/2017		359	405	5.13%, 02/08/2020		497	566
Discover Bank/Greenwood DE				5.63%, 02/01/2017		257	281
7.00%, 04/15/2020		100	120	6.70%, 06/10/2019		65	78
Fifth Third Bancorp				Royal Bank of Canada
4.30%, 01/16/2024		300	315	1.25%, 06/16/2017		300	300
5.45%, 01/15/2017		129	141	2.63%, 12/15/2015		474	487
First Republic Bank/CA				Royal Bank of Scotland Group PLC
2.38%, 06/17/2019		300	303	2.55%, 09/18/2015		432	440
Goldman Sachs Group Inc/The				6.40%, 10/21/2019		60	71
3.63%, 02/07/2016		641	665	Royal Bank of Scotland PLC/The
5.25%, 07/27/2021		258	291	5.63%, 08/24/2020		417	476

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages (continued)
Societe Generale SA			PepsiCo Inc (continued)
2.63%, 10/01/2018	$300	$307	5.50%, 01/15/2040	$129	$155
State Street Corp					$5,682
3.10%, 05/15/2023	260	257
5.38%, 04/30/2017	47	52	Biotechnology - 0.23%
Sumitomo Mitsui Banking Corp			Amgen Inc
1.30%, 01/10/2017	500	501	2.13%, 05/15/2017	346	354
3.20%, 07/18/2022	200	204	4.10%, 06/15/2021	450	485
SunTrust Bank/Atlanta GA			5.15%, 11/15/2041	193	213
5.00%, 09/01/2015	14	15	5.70%, 02/01/2019	34	39
SunTrust Banks Inc			5.75%, 03/15/2040	65	78
3.60%, 04/15/2016	258	269	5.85%, 06/01/2017	201	225
Toronto-Dominion Bank/The			6.40%, 02/01/2039	34	44
2.38%, 10/19/2016	450	465	Celgene Corp
UBS AG/Stamford CT			2.30%, 08/15/2018	100	101
4.88%, 08/04/2020	342	385	2.45%, 10/15/2015	129	131
UBS Preferred Funding Trust V			Gilead Sciences Inc
6.24%, 05/29/2049	400	423	2.05%, 04/01/2019	500	502
US Bancorp/MN			4.40%, 12/01/2021	193	213
1.65%, 05/15/2017	263	266			$2,385
3.00%, 03/15/2022	321	326	Building Materials - 0.04%
Wells Fargo & Co			Owens Corning
1.15%, 06/02/2017	650	648	4.20%, 12/15/2022	432	445
1.50%, 01/16/2018	345	344
3.45%, 02/13/2023	259	261
4.48%, 01/16/2024	750	804	Chemicals - 0.42%
4.60%, 04/01/2021	257	287	Airgas Inc
Wells Fargo Bank NA			2.95%, 06/15/2016	193	200
6.60%, 01/15/2038	550	761	CF Industries Inc
Westpac Banking Corp			4.95%, 06/01/2043	260	268
1.20%, 05/19/2017	250	250	Dow Chemical Co/The
3.00%, 12/09/2015	193	199	2.50%, 02/15/2016	193	198
4.88%, 11/19/2019	497	561	4.13%, 11/15/2021	129	138
		$52,897	7.38%, 11/01/2029	200	272
			9.40%, 05/15/2039	129	214
Beverages - 0.55%			Eastman Chemical Co
Anheuser-Busch Cos LLC			3.00%, 12/15/2015	129	133
5.50%, 01/15/2018	225	254	4.50%, 01/15/2021	129	139
Anheuser-Busch InBev Finance Inc			Ecolab Inc
0.80%, 01/15/2016	173	174	5.50%, 12/08/2041	193	226
Anheuser-Busch InBev Worldwide Inc			EI du Pont de Nemours & Co
3.75%, 07/15/2042	173	165	2.75%, 04/01/2016	193	199
5.00%, 04/15/2020	98	111	4.15%, 02/15/2043	260	260
5.38%, 01/15/2020	171	197	4.25%, 04/01/2021	193	213
6.38%, 01/15/2040	129	173	LYB International Finance BV
6.88%, 11/15/2019	129	158	4.88%, 03/15/2044	200	215
7.75%, 01/15/2019	322	397	Methanex Corp
8.20%, 01/15/2039	129	203	3.25%, 12/15/2019	150	154
Beam Suntory Inc			Mosaic Co/The
5.38%, 01/15/2016	7	8	5.63%, 11/15/2043	75	87
Coca-Cola Co/The			Potash Corp of Saskatchewan Inc
1.50%, 11/15/2015	193	195	3.63%, 03/15/2024	125	129
1.80%, 09/01/2016	193	198	4.88%, 03/30/2020	129	146
3.15%, 11/15/2020	322	338	PPG Industries Inc
Coca-Cola Enterprises Inc			3.60%, 11/15/2020	215	226
2.13%, 09/15/2015	200	203	Praxair Inc
3.50%, 09/15/2020	200	208	2.20%, 08/15/2022	432	412
Coca-Cola Femsa SAB de CV			5.38%, 11/01/2016	129	141
2.38%, 11/26/2018	250	253	Sigma-Aldrich Corp
Diageo Capital PLC			3.38%, 11/01/2020	325	341
4.83%, 07/15/2020	129	145			$4,311
Diageo Investment Corp
2.88%, 05/11/2022	345	345	Commercial Services - 0.14%
Dr Pepper Snapple Group Inc			Lender Processing Services Inc / Black Knight
2.60%, 01/15/2019	451	458	Lending Solutions Inc
Pepsi Bottling Group Inc/The			5.75%, 04/15/2023	300	320
7.00%, 03/01/2029	300	407	Massachusetts Institute of Technology
PepsiCo Inc			4.68%, 07/01/2114	250	277
2.50%, 05/10/2016	129	133	MasterCard Inc
2.75%, 03/05/2022	322	323	2.00%, 04/01/2019	300	300
3.13%, 11/01/2020	322	337	McGraw Hill Financial Inc
4.50%, 01/15/2020	129	144	6.55%, 11/15/2037	129	135

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Moody's Corp			American Express Credit Corp
5.25%, 07/15/2044	$150	$160	1.13%, 06/05/2017	$300	$299
Western Union Co/The			2.80%, 09/19/2016	641	665
5.25%, 04/01/2020	65	71	Ameriprise Financial Inc
Yale University			4.00%, 10/15/2023	300	318
2.09%, 04/15/2019	150	152	Bear Stearns Cos LLC/The
		$1,415	5.55%, 01/22/2017	129	141
			6.40%, 10/02/2017	320	365
Computers - 0.50%			7.25%, 02/01/2018	467	550
Apple Inc			BlackRock Inc
0.45%, 05/03/2016	260	260	3.38%, 06/01/2022	432	449
1.00%, 05/03/2018	260	255	5.00%, 12/10/2019	65	74
2.40%, 05/03/2023	260	249	Capital One Bank USA NA
2.85%, 05/06/2021	500	509	8.80%, 07/15/2019	200	257
3.85%, 05/04/2043	260	249	Credit Suisse USA Inc
Computer Sciences Corp			7.13%, 07/15/2032	300	420
6.50%, 03/15/2018	258	295	Discover Financial Services
EMC Corp/MA			3.85%, 11/21/2022	216	221
1.88%, 06/01/2018	100	100	Ford Motor Credit Co LLC
Hewlett-Packard Co			3.98%, 06/15/2016	500	525
2.65%, 06/01/2016	432	445	4.25%, 02/03/2017	300	320
4.65%, 12/09/2021	450	496	5.00%, 05/15/2018	300	331
6.00%, 09/15/2041	386	458	5.88%, 08/02/2021	600	705
International Business Machines Corp			GE Capital Trust I
5.70%, 09/14/2017	520	588	6.38%, 11/15/2067	40	44
6.22%, 08/01/2027	429	549	General Electric Capital Corp
7.63%, 10/15/2018	400	491	2.30%, 04/27/2017	641	659
seagate hdd cayman			3.10%, 01/09/2023	518	519
4.75%, 06/01/2023	100	103	4.63%, 01/07/2021	193	216
seagate technology hdd holdings			5.38%, 10/20/2016	385	421
6.80%, 10/01/2016	100	110	5.50%, 01/08/2020	410	474
		$5,157	5.88%, 01/14/2038	663	824
consumer products - 0.06%			6.00%, 08/07/2019	452	532
avery dennison corp			6.38%, 11/15/2067 (a)	200	222
5.38%, 04/15/2020	65	68	6.75%, 03/15/2032	375	505
clorox co/the			6.88%, 01/10/2039	201	278
3.80%, 11/15/2021	322	341	HSBC Finance Capital Trust IX
kimberly-clark corp			5.91%, 11/30/2035	125	130
2.40%, 03/01/2022	141	139	HSBC Finance Corp
7.50%, 11/01/2018	45	55	5.50%, 01/19/2016	500	531
		$603	6.68%, 01/15/2021	247	297
			Intercontinental Exchange Inc
cosmetics & personal care - 0.18%			4.00%, 10/15/2023	300	319
avon products inc			Jefferies Group LLC
6.50%, 03/01/2019	432	473	3.88%, 11/09/2015	258	267
colgate-palmolive co			6.88%, 04/15/2021	68	80
2.95%, 11/01/2020	385	399	8.50%, 07/15/2019	33	41
procter & gamble co/the			Legg Mason Inc
2.30%, 02/06/2022	527	521	5.63%, 01/15/2044	150	169
4.70%, 02/15/2019	193	217	Murray Street Investment Trust I
4.85%, 12/15/2015	65	69	4.65%, 03/09/2017 (a)	641	690
5.55%, 03/05/2037	129	162	National Rural Utilities Cooperative Finance
		$1,841	Corp
Credit Card Asset Backed Securities - 0.26%			3.05%, 02/15/2022	258	262
Capital One Multi-Asset Execution Trust			3.88%, 09/16/2015	322	333
5.75%, 07/15/2020	1,185	1,337	10.38%, 11/01/2018	46	61
Citibank Credit Card Issuance Trust			Nomura Holdings Inc
1.11%, 07/23/2018	1,000	1,005	4.13%, 01/19/2016	386	402
5.30%, 03/15/2018	300	321	Private Export Funding Corp
		$2,663	3.05%, 10/15/2014	65	65
					$14,721
Distribution & Wholesale - 0.05%
Arrow Electronics Inc			Electric - 1.79%
3.00%, 03/01/2018	132	136	Ameren Illinois Co
4.50%, 03/01/2023	346	362	2.70%, 09/01/2022	100	100
		$498	Appalachian Power Co
			7.00%, 04/01/2038	152	210
Diversified Financial Services - 1.43%			Arizona Public Service Co
Air Lease Corp			3.35%, 06/15/2024	200	204
3.38%, 01/15/2019	200	203	4.50%, 04/01/2042	193	206
American Express Co			4.70%, 01/15/2044	160	177
7.00%, 03/19/2018	456	537	Berkshire Hathaway Energy Co
			6.13%, 04/01/2036	392	500

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)			Electric (continued)
Commonwealth Edison Co			Oncor Electric Delivery Co LLC
4.00%, 08/01/2020	$26	$28	5.00%, 09/30/2017	$300	$331
4.70%, 01/15/2044	150	169	5.25%, 09/30/2040	129	156
5.80%, 03/15/2018	33	38	Pacific Gas & Electric Co
Connecticut Light & Power Co/The			3.50%, 10/01/2020	65	68
4.30%, 04/15/2044	100	105	3.75%, 02/15/2024	125	130
Consolidated Edison Co of New York Inc			4.45%, 04/15/2042	100	104
5.85%, 03/15/2036	129	159	5.40%, 01/15/2040	321	377
6.65%, 04/01/2019	129	154	6.05%, 03/01/2034	257	322
6.75%, 04/01/2038	65	89	PacifiCorp
Consumers Energy Co			2.95%, 06/01/2023	174	174
5.50%, 08/15/2016	94	103	5.65%, 07/15/2018	177	203
Dominion Gas Holdings LLC			PECO Energy Co
3.55%, 11/01/2023	100	103	2.38%, 09/15/2022	260	253
Dominion Resources Inc/VA			Potomac Electric Power Co
8.88%, 01/15/2019	669	853	3.60%, 03/15/2024	500	520
DTE Electric Co			PPL Capital Funding Inc
3.45%, 10/01/2020	413	434	4.70%, 06/01/2043	260	272
Duke Energy Carolinas LLC			Progress Energy Inc
4.00%, 09/30/2042	260	260	3.15%, 04/01/2022	322	327
Duke Energy Florida Inc			PSEG Power LLC
5.65%, 06/15/2018	322	369	2.75%, 09/15/2016	193	200
Duke Energy Indiana Inc			Public Service Co of Colorado
3.75%, 07/15/2020	94	101	3.95%, 03/15/2043	259	262
4.20%, 03/15/2042	322	330	Public Service Co of New Mexico
Empresa Nacional de Electricidad SA/Chile			7.95%, 05/15/2018	385	462
4.25%, 04/15/2024	100	101	Public Service Electric & Gas Co
Entergy Arkansas Inc			3.50%, 08/15/2020	183	194
3.75%, 02/15/2021	65	70	3.65%, 09/01/2042	259	245
Entergy Corp			Puget Sound Energy Inc
5.13%, 09/15/2020	224	249	4.43%, 11/15/2041	193	209
Exelon Generation Co LLC			San Diego Gas & Electric Co
5.20%, 10/01/2019	257	288	3.60%, 09/01/2023	300	318
FirstEnergy Solutions Corp			5.35%, 05/15/2040	213	264
6.80%, 08/15/2039	254	283	South Carolina Electric & Gas Co
Florida Power & Light Co			5.45%, 02/01/2041	193	234
5.13%, 06/01/2041	385	465	Southern California Edison Co
5.63%, 04/01/2034	65	80	1.13%, 05/01/2017	100	100
5.69%, 03/01/2040	123	156	5.50%, 03/15/2040	257	319
Georgia Power Co			5.95%, 02/01/2038	193	248
3.00%, 04/15/2016	193	200	Southern Co/The
Great Plains Energy Inc			2.45%, 09/01/2018	500	511
4.85%, 06/01/2021	193	214	Southwestern Electric Power Co
Hydro-Quebec			6.20%, 03/15/2040	129	169
8.05%, 07/07/2024	257	359	6.45%, 01/15/2019	65	76
Iberdrola International BV			TransAlta Corp
6.75%, 07/15/2036	321	407	6.50%, 03/15/2040	65	69
LG&E and KU Energy LLC			Union Electric Co
3.75%, 11/15/2020	193	203	6.40%, 06/15/2017	193	218
Louisville Gas & Electric Co			Virginia Electric and Power Co
5.13%, 11/15/2040	129	153	6.00%, 05/15/2037	193	249
Midamerican Funding LLC			8.88%, 11/15/2038	26	44
6.93%, 03/01/2029	295	389	Wisconsin Electric Power Co
Mississippi Power Co			4.25%, 06/01/2044	110	117
4.25%, 03/15/2042	173	174	Xcel Energy Inc
Nevada Power Co			4.70%, 05/15/2020	259	289
5.45%, 05/15/2041	227	280			$18,416
6.50%, 05/15/2018	193	225
7.13%, 03/15/2019	34	41	Electrical Components & Equipment - 0.03%
NextEra Energy Capital Holdings Inc			Emerson Electric Co
4.50%, 06/01/2021	129	141	2.63%, 02/15/2023	242	240
NiSource Finance Corp			4.88%, 10/15/2019	65	73
3.85%, 02/15/2023	302	313			$313
5.25%, 09/15/2017	177	196	Electronics - 0.16%
5.95%, 06/15/2041	65	77	Agilent Technologies Inc
6.40%, 03/15/2018	39	45	6.50%, 11/01/2017	39	45
Northern States Power Co/MN			Honeywell International Inc
5.25%, 03/01/2018	103	115	5.38%, 03/01/2041	193	236
5.35%, 11/01/2039	200	243	5.70%, 03/15/2037	34	43
Ohio Power Co			Jabil Circuit Inc
6.00%, 06/01/2016	205	223	4.70%, 09/15/2022	260	262

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's)	Value (000's)

Electronics (continued)				Finance - Mortgage Loan/Banker (continued)
Koninklijke Philips NV				Freddie Mac (continued)
5.00%, 03/15/2042	$322	$361		1.00%, 09/29/2017	$864	$861
5.75%, 03/11/2018	26	29		1.25%, 05/12/2017	641	646
Thermo Fisher Scientific Inc				1.25%, 10/02/2019	1,294	1,259
1.30%, 02/01/2017	500	500		1.40%, 08/22/2019	863	848
4.70%, 05/01/2020	129	141		1.75%, 09/10/2015	162	164
		$1,617		2.50%, 05/27/2016	450	465
				3.00%, 01/18/2028	359	341
Entertainment - 0.02%				4.75%, 11/17/2015	162	171
International Game Technology				4.75%, 01/19/2016	669	710
5.35%, 10/15/2023	200	209		4.88%, 06/13/2018	613	692
				5.00%, 02/16/2017	298	328
Environmental Control - 0.16%				5.00%, 04/18/2017	643	711
Republic Services Inc				5.13%, 10/18/2016	250	274
4.75%, 05/15/2023	129	145		5.13%, 11/17/2017	520	585
5.25%, 11/15/2021	260	299		5.25%, 04/18/2016	520	560
5.50%, 09/15/2019	261	299		5.50%, 07/18/2016	829	906
6.20%, 03/01/2040	149	188		5.50%, 08/23/2017	669	755
Waste Management Inc				6.75%, 03/15/2031	193	282
2.90%, 09/15/2022	432	429				$33,243
7.00%, 07/15/2028	39	52
7.38%, 03/11/2019	193	235	Food	- 0.38%
				Campbell Soup Co
		$1,647		4.25%, 04/15/2021	129	139
Federal & Federally Sponsored Credit - 0.11%				ConAgra Foods Inc
Federal Farm Credit Banks				2.10%, 03/15/2018	206	206
0.54%, 11/07/2016	345	343		3.25%, 09/15/2022	260	258
1.50%, 11/16/2015	341	346		4.65%, 01/25/2043	115	116
4.88%, 01/17/2017	435	477		Delhaize Group SA
		$1,166		5.70%, 10/01/2040	257	283
				General Mills Inc
Finance - Mortgage Loan/Banker - 3.23%				3.15%, 12/15/2021	193	199
Fannie Mae				Kellogg Co
0.00%, 06/01/2017 (c)	385	374
0.00%, 10/09/2019 (c)	485	429		4.00%, 12/15/2020	122	132
				Kraft Foods Group Inc
0.50%, 03/30/2016	1,200	1,202		5.38%, 02/10/2020	240	273
0.50%, 04/29/2016	841	842		6.50%, 02/09/2040	190	244
0.88%, 08/28/2017	294	293		Kroger Co/The
0.88%, 10/26/2017	494	490		3.40%, 04/15/2022	386	393
0.88%, 02/08/2018	864	852		5.40%, 07/15/2040	65	74
0.95%, 08/23/2017	1,294	1,292		6.15%, 01/15/2020	34	40
1.00%, 12/28/2017	647	644		6.40%, 08/15/2017	46	52
1.05%, 05/25/2018	300	297		Mondelez International Inc
1.07%, 09/27/2017	432	431		4.00%, 02/01/2024	500	526
1.13%, 03/28/2018	345	343		6.50%, 02/09/2040	210	276
1.15%, 02/28/2018	345	343		Safeway Inc
1.25%, 01/30/2017	482	487		3.95%, 08/15/2020	81	82
1.38%, 11/15/2016	641	650		Unilever Capital Corp
1.63%, 10/26/2015	641	651		2.20%, 03/06/2019	300	305
1.63%, 11/27/2018	1,000	1,002		2.75%, 02/10/2016	300	309
1.88%, 09/18/2018	500	507				$3,907
2.38%, 04/11/2016	450	464
4.38%, 10/15/2015	258	270		Forest Products & Paper - 0.11%
5.00%, 03/15/2016	801	857		Georgia-Pacific LLC
5.00%, 05/11/2017	162	179		7.75%, 11/15/2029	129	182
5.25%, 09/15/2016	129	141		International Paper Co
5.63%, 07/15/2037	65	89		7.30%, 11/15/2039	65	89
6.00%, 04/18/2036	129	140		7.50%, 08/15/2021	340	434
6.63%, 11/15/2030	507	732		MeadWestvaco Corp
7.25%, 05/15/2030	449	678		7.38%, 09/01/2019	259	314
Federal Home Loan Banks				Plum Creek Timberlands LP
0.38%, 02/19/2016	2,500	2,500		4.70%, 03/15/2021	129	142
1.25%, 02/28/2018	410	407				$1,161
2.13%, 03/10/2023	440	428
4.75%, 12/16/2016	400	437	Gas	- 0.10%
				CenterPoint Energy Inc
4.88%, 05/17/2017	810	895		6.50%, 05/01/2018	193	224
5.00%, 11/17/2017	490	549
5.38%, 05/18/2016	195	211		National Grid PLC
				6.30%, 08/01/2016	103	113
5.50%, 07/15/2036	450	596		ONE Gas Inc
5.63%, 06/11/2021	390	471		3.61%, 02/01/2024 (d)	250	262
Freddie Mac				Sempra Energy
0.42%, 09/18/2015	1,078	1,080
0.50%, 01/28/2016	432	432		2.88%, 10/01/2022	260	259

See accompanying notes.

Schedule of Investments Bond Market Index Fund August 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Gas (continued)			Insurance (continued)
Sempra Energy (continued)			American International Group Inc	(continued)
6.00%, 10/15/2039	$34	$43	5.60%, 10/18/2016		$100	$109
Southern California Gas Co			6.25%, 05/01/2036		325	416
4.45%, 03/15/2044	150	162	6.40%, 12/15/2020		126	152
		$1,063	Aon Corp
			5.00%, 09/30/2020		322	362
Healthcare - Products - 0.23%			Aon PLC
Baxter International Inc			3.50%, 06/14/2024		100	100
2.40%, 08/15/2022	260	251	AXA SA
3.65%, 08/15/2042	260	241	8.60%, 12/15/2030		97	131
4.25%, 03/15/2020	129	140	Berkshire Hathaway Finance Corp
5.90%, 09/01/2016	46	50	4.25%, 01/15/2021		258	284
Becton Dickinson and Co			5.75%, 01/15/2040		213	264
5.00%, 11/12/2040	129	147	Berkshire Hathaway Inc
Boston Scientific Corp			1.90%, 01/31/2017		322	329
6.00%, 01/15/2020	129	149	3.40%, 01/31/2022		513	536
6.25%, 11/15/2015	129	137	Chubb Corp/The
7.38%, 01/15/2040	129	182	6.50%, 05/15/2038		26	36
CareFusion Corp			CNA Financial Corp
3.88%, 05/15/2024	150	153	5.75%, 08/15/2021		193	225
Covidien International Finance SA			Fidelity National Financial Inc
6.00%, 10/15/2017	59	67	6.60%, 05/15/2017		129	145
Medtronic Inc			Genworth Holdings Inc
4.45%, 03/15/2020	258	287	7.63%, 09/24/2021		100	124
5.55%, 03/15/2040	260	316	7.70%, 06/15/2020		65	79
Stryker Corp			Hartford Financial Services Group Inc/The
4.38%, 01/15/2020	65	72	5.38%, 03/15/2017		193	212
4.38%, 05/15/2044	150	151	6.63%, 03/30/2040		63	84
		$2,343	Lincoln National Corp
Healthcare - Services - 0.31%			7.00%, 06/15/2040		120	167
Aetna Inc			8.75%, 07/01/2019		353	454
1.50%, 11/15/2017	174	175	MetLife Inc
4.13%, 06/01/2021	258	281	5.70%, 06/15/2035		100	122
4.13%, 11/15/2042	174	169	6.40%, 12/15/2066 (a)		97	109
6.63%, 06/15/2036	13	17	6.75%, 06/01/2016		641	707
6.75%, 12/15/2037	34	46	7.72%, 02/15/2019		65	80
Cigna Corp			PartnerRe Finance B LLC
4.00%, 02/15/2022	260	277	5.50%, 06/01/2020		155	176
Quest Diagnostics Inc			Progressive Corp/The
4.70%, 04/01/2021	258	281	3.75%, 08/23/2021		279	300
4.75%, 01/30/2020	12	13	4.35%, 04/25/2044		200	208
5.45%, 11/01/2015	45	47	Protective Life Corp
UnitedHealth Group Inc			8.45%, 10/15/2039		129	197
4.70%, 02/15/2021	226	254	Prudential Financial Inc
6.50%, 06/15/2037	193	259	4.50%, 11/16/2021		321	353
6.88%, 02/15/2038	353	492	4.60%, 05/15/2044		100	104
WellPoint Inc			4.75%, 09/17/2015		129	134
3.30%, 01/15/2023	260	261	5.63%, 06/15/2043 (a)		260	279
4.65%, 01/15/2043	174	179	5.70%, 12/14/2036		65	78
5.25%, 01/15/2016	85	90	5.80%, 11/16/2041		129	155
5.95%, 12/15/2034	250	303	6.00%, 12/01/2017		193	219
		$3,144	6.63%, 12/01/2037		39	51
			Reinsurance Group of America Inc
Holding Companies - Diversified - 0.01%			4.70%, 09/15/2023		300	323
Leucadia National Corp			Transatlantic Holdings Inc
6.63%, 10/23/2043	100	111	5.75%, 12/14/2015		70	74
			Travelers Cos Inc/The
Home Furnishings - 0.02%			6.25%, 06/15/2037		33	43
Whirlpool Corp			6.75%, 06/20/2036		129	177
4.85%, 06/15/2021	193	214	Unum Group
			7.13%, 09/30/2016		193	217
			Validus Holdings Ltd
Insurance - 1.04%			8.88%, 01/26/2040		129	186
ACE INA Holdings Inc			Voya Financial Inc
5.90%, 06/15/2019	432	503	5.50%, 07/15/2022		450	516
Aegon NV			Willis Group Holdings PLC
4.63%, 12/01/2015	58	61	4.13%, 03/15/2016		322	336
Aflac Inc			WR Berkley Corp
6.45%, 08/15/2040	167	218	6.25%, 02/15/2037		75	90
8.50%, 05/15/2019	34	43				$10,753
American International Group Inc
4.88%, 06/01/2022	432	485

See accompanying notes.

Schedule of Investments Bond Market Index Fund August 31, 2014

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Internet - 0.12%			Media (continued)
	Amazon.com Inc			DIRECTV Holdings LLC / DIRECTV
	1.20%, 11/29/2017	$174	$173	Financing Co Inc
	2.50%, 11/29/2022	174	166	3.80%, 03/15/2022	$258	$269
	Baidu Inc			4.60%, 02/15/2021	426	468
	2.75%, 06/09/2019	200	201	5.88%, 10/01/2019	142	165
	eBay Inc			Discovery Communications LLC
	1.35%, 07/15/2017	174	174	5.05%, 06/01/2020	129	144
	2.60%, 07/15/2022	174	169	5.63%, 08/15/2019	129	147
	Expedia Inc			6.35%, 06/01/2040	111	137
	7.46%, 08/15/2018	100	118	Grupo Televisa SAB
	Google Inc			6.00%, 05/15/2018	300	339
	2.13%, 05/19/2016	129	132	Historic TW Inc
	3.63%, 05/19/2021	129	139	6.88%, 06/15/2018	65	77
			$1,272	NBCUniversal Media LLC
				4.38%, 04/01/2021	215	238
	Iron & Steel - 0.10%			6.40%, 04/30/2040	301	398
	Nucor Corp			Reed Elsevier Capital Inc
	5.75%, 12/01/2017	150	170	3.13%, 10/15/2022	16	16
	Vale Overseas Ltd			Thomson Reuters Corp
	5.63%, 09/15/2019	116	131	5.85%, 04/15/2040	65	75
	6.25%, 01/23/2017	561	623	Time Warner Cable Inc
	8.25%, 01/17/2034	98	130	5.85%, 05/01/2017	129	144
			$1,054	6.75%, 06/15/2039	193	253
	Leisure Products & Services - 0.02%			7.30%, 07/01/2038	260	361
	Carnival Corp			8.25%, 04/01/2019	386	486
	3.95%, 10/15/2020	200	211	8.75%, 02/14/2019	124	158
				Time Warner Entertainment Co LP
				8.38%, 07/15/2033	238	358
	Lodging - 0.03%			Time Warner Inc
	Wyndham Worldwide Corp			4.00%, 01/15/2022	450	474
	3.90%, 03/01/2023	346	347	4.70%, 01/15/2021	202	223
				4.88%, 03/15/2020	107	119
	Machinery - Construction & Mining - 0.12%			6.20%, 03/15/2040	129	156
	Caterpillar Financial Services Corp			6.50%, 11/15/2036	52	65
	1.63%, 06/01/2017	259	263	7.63%, 04/15/2031	238	330
	2.65%, 04/01/2016	193	199	Viacom Inc
	2.85%, 06/01/2022	173	173	2.50%, 12/15/2016	258	266
	7.15%, 02/15/2019	282	344	3.88%, 12/15/2021	322	340
	Caterpillar Inc			4.25%, 09/15/2015	59	61
	3.80%, 08/15/2042	263	253	4.38%, 03/15/2043	260	243
			$1,232	6.88%, 04/30/2036	254	327
				Walt Disney Co/The
	Machinery - Diversified - 0.15%			0.45%, 12/01/2015	432	432
	Cummins Inc			1.35%, 08/16/2016	129	131
	4.88%, 10/01/2043	150	170	2.75%, 08/16/2021	258	263
	John Deere Capital Corp			3.75%, 06/01/2021	200	216
	1.20%, 10/10/2017	259	258	7.00%, 03/01/2032	129	181
	2.25%, 06/07/2016	193	198			$11,810
	2.75%, 03/15/2022	321	321
	Rockwell Automation Inc			Metal Fabrication & Hardware - 0.03%
	6.25%, 12/01/2037	129	169	Precision Castparts Corp
	Roper Industries Inc			1.25%, 01/15/2018	174	172
	1.85%, 11/15/2017	432	435	2.50%, 01/15/2023	174	169
			$1,551			$341

Media	- 1.15%			Mining - 0.51%
	21st Century Fox America Inc			Barrick North America Finance LLC
	3.00%, 09/15/2022	432	427	5.75%, 05/01/2043	150	162
	6.40%, 12/15/2035	321	409	Barrick PD Australia Finance Pty Ltd
	6.90%, 03/01/2019	185	221	4.95%, 01/15/2020	151	167
	CBS Corp			5.95%, 10/15/2039	226	247
	5.75%, 04/15/2020	164	189	BHP Billiton Finance USA Ltd
	7.88%, 07/30/2030	196	270	1.63%, 02/24/2017	322	327
	Comcast Corp			3.25%, 11/21/2021	322	334
	3.13%, 07/15/2022	432	442	Freeport-McMoRan Inc
	4.50%, 01/15/2043	174	182	2.15%, 03/01/2017	500	509
	5.15%, 03/01/2020	438	502	3.88%, 03/15/2023	604	613
	5.90%, 03/15/2016	321	346	Goldcorp Inc
	6.45%, 03/15/2037	151	198	3.63%, 06/09/2021	300	308
	6.95%, 08/15/2037	360	496	Newmont Mining Corp
	Cox Communications Inc			3.50%, 03/15/2022	258	254
	5.50%, 10/01/2015	65	68	5.13%, 10/01/2019	129	143

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

		Principal					Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Mining (continued)					Mortgage Backed Securities (continued)
Rio Tinto Alcan Inc					Commercial Mortgage Loan Trust 2008-LS1
6.13%, 12/15/2033		$193	$240		6.21%, 12/10/2049 (a)		$240	$261
Rio Tinto Finance USA Ltd					Commercial Mortgage Trust 2007-GG9
3.75%, 09/20/2021		322	343		5.44%, 03/10/2039 (a)		541	586
6.50%, 07/15/2018		12	14		Fannie Mae-Aces
7.13%, 07/15/2028		34	45		2.61%, 04/25/2023 (a)		910	909
9.00%, 05/01/2019		210	273		3.46%, 01/25/2024 (a)		600	625
Rio Tinto Finance USA PLC					FHLMC Multifamily Structured Pass Through
2.25%, 12/14/2018		518	527		Certificates
Southern Copper Corp					2.08%, 12/25/2019 (a)		596	607
5.38%, 04/16/2020		65	73		2.87%, 12/25/2021		540	553
6.75%, 04/16/2040		270	313		3.02%, 02/25/2023 (a)		430	448
Teck Resources Ltd					3.06%, 07/25/2023 (a)		750	769
4.50%, 01/15/2021		157	166		3.31%, 05/25/2023 (a)		810	846
6.25%, 07/15/2041		186	205		4.19%, 12/25/2020 (a)		850	939
			$5,263		GE Capital Commercial Mortgage Corp
					5.49%, 11/10/2045 (a)		74	77
Miscellaneous Manufacturing - 0.29%					GS Mortgage Securities Trust 2007-GG10
3	M Co				5.99%, 08/10/2045 (a)		708	777
1.38%, 09/29/2016		322	327		GS Mortgage Securities Trust 2011-GC5
5.70%, 03/15/2037		98	126		3.00%, 08/10/2044		262	270
Danaher Corp					GS Mortgage Securities Trust 2013-GC14
5.63%, 01/15/2018		322	365		4.24%, 08/10/2046 (a)		565	612
Dover Corp					JP Morgan Chase Commercial Mortgage
5.38%, 03/01/2041		193	234		Securities Trust 2006-LDP7
Eaton Corp					6.06%, 04/15/2045 (a)		640	689
1.50%, 11/02/2017		360	360		JP Morgan Chase Commercial Mortgage
2.75%, 11/02/2022		174	170		Securities Trust 2006-LDP8
4.15%, 11/02/2042		88	88		5.44%, 05/15/2045 (a)		48	52
General Electric Co					JP Morgan Chase Commercial Mortgage
2.70%, 10/09/2022		346	342		Securities Trust 2007-C1
5.25%, 12/06/2017		432	484		5.72%, 02/15/2051		20	22
Illinois Tool Works Inc					JP Morgan Chase Commercial Mortgage
0.90%, 02/25/2017		110	110		Securities Trust 2007-LDP10
Parker-Hannifin Corp					5.42%, 01/15/2049		837	906
3.50%, 09/15/2022		193	200		JP Morgan Chase Commercial Mortgage
Tyco Electronics Group SA					Securities Trust 2013-C13
6.55%, 10/01/2017		134	153		2.67%, 01/15/2046		500	512
7.13%, 10/01/2037		37	50		JPMBB Commercial Mortgage Securities Trust
			$3,009		2014	-C18
Mortgage Backed Securities - 2.21%					4.08%, 02/15/2047 (a)		500	533
Banc of America Commercial Mortgage Trust					LB Commercial Mortgage Trust 2007-C3
2006-3					6.09%, 07/15/2044 (a)		182	200
5.89%, 07/10/2044		44	47	LB	-UBS Commercial Mortgage Trust 2006-
Banc of America Commercial Mortgage Trust					C3
2006-5					5.66%, 03/15/2039		297	313
5.41%, 09/10/2047 (a)		281	299	LB	-UBS Commercial Mortgage Trust 2007-
Banc of America Commercial Mortgage Trust					C6
2007-2					5.86%, 07/15/2040 (a)		119	127
5.63%, 04/10/2049		23	23		Merrill Lynch Mortgage Trust 2006-C2
Banc of America Commercial Mortgage Trust					5.74%, 08/12/2043		275	295
2008-1					Merrill Lynch Mortgage Trust 2007-C1
6.44%, 02/10/2051 (a)		119	133		6.01%, 06/12/2050 (a)		223	246
Banc of America Merrill Lynch Commercial					Morgan Stanley Bank of America Merrill
Mortgage Inc					Lynch Trust 2012-C6
5.35%, 09/10/2047 (a)		319	330		2.86%, 11/15/2045 (a)		431	425
Bear Stearns Commercial Mortgage Securities					Morgan Stanley Bank of America Merrill
Trust 2006-PWR12					Lynch Trust 2013-C11
5.89%, 09/11/2038 (a)		284	304		3.09%, 08/15/2046 (a)		500	519
Bear Stearns Commercial Mortgage Securities					Morgan Stanley Capital I Trust 2006-HQ8
Trust 2006-PWR13					5.60%, 03/12/2044 (a)		614	641
5.54%, 09/11/2041		307	328		Morgan Stanley Capital I Trust 2007-HQ12
Bear Stearns Commercial Mortgage Securities					5.77%, 04/12/2049 (a)		336	345
Trust 2006-TOP24					Morgan Stanley Capital I Trust 2007-IQ13
5.54%, 10/12/2041		464	500		5.36%, 03/15/2044 (a)		290	314
CD 2006-CD3 Mortgage Trust					Morgan Stanley Capital I Trust 2007-TOP25
5.62%, 10/15/2048		232	247		5.51%, 11/12/2049		633	684
Citigroup Commercial Mortgage Trust 2008-					UBS Commercial Mortgage Trust 2012-C1
C7					3.00%, 05/10/2045		287	294
6.34%, 12/10/2049 (a)		35	39		3.40%, 05/10/2045 (a)		1,121	1,152
COMM 2007-C9 Mortgage Trust
5.99%, 12/10/2049 (a)		320	355

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
UBS-Barclays Commercial Mortgage Trust				Devon Energy Corp (continued)
2012	-C4			7.95%, 04/15/2032	$232	$335
2.85%, 12/10/2045 (a)		$431	$423	Ecopetrol SA
UBS-Barclays Commercial Mortgage Trust				5.88%, 09/18/2023	100	114
2013	-C6			7.38%, 09/18/2043	150	192
3.24%, 04/10/2046 (a)		500	505	Encana Corp
Wachovia Bank Commercial Mortgage Trust				3.90%, 11/15/2021	132	140
Series 2005-C22				5.90%, 12/01/2017	65	74
5.45%, 12/15/2044 (a)		307	318	6.50%, 02/01/2038	168	216
Wachovia Bank Commercial Mortgage Trust				Ensco PLC
Series 2006-C27				3.25%, 03/15/2016	129	134
5.80%, 07/15/2045		739	794	EOG Resources Inc
Wachovia Bank Commercial Mortgage Trust				2.63%, 03/15/2023	432	420
Series 2007-C34				4.40%, 06/01/2020	129	142
5.68%, 05/15/2046 (a)		260	284	EQT Corp
WFRBS Commercial Mortgage Trust 2013-				6.50%, 04/01/2018	100	115
C11				Exxon Mobil Corp
2.03%, 03/15/2045 (a)		1,000	1,008	0.92%, 03/15/2017	500	500
WFRBS Commercial Mortgage Trust 2014-				Hess Corp
LC14				5.60%, 02/15/2041	129	153
1.19%, 03/15/2047		323	322	7.30%, 08/15/2031	269	365
			$22,807	8.13%, 02/15/2019	65	81
				Marathon Oil Corp
Office & Business Equipment - 0.06%				5.90%, 03/15/2018	100	114
Pitney Bowes Inc				6.60%, 10/01/2037	258	338
5.75%, 09/15/2017		29	32	Marathon Petroleum Corp
Xerox Corp				3.50%, 03/01/2016	193	200
2.95%, 03/15/2017		386	402	5.13%, 03/01/2021	193	219
4.50%, 05/15/2021		129	140	Murphy Oil Corp
5.63%, 12/15/2019		56	64	3.70%, 12/01/2022	100	101
			$638	Nabors Industries Inc
Oil & Gas - 2.15%				2.35%, 09/15/2016	100	103
Alberta Energy Co Ltd				Nexen Energy ULC
7.38%, 11/01/2031		193	259	6.40%, 05/15/2037	146	182
Anadarko Petroleum Corp				7.50%, 07/30/2039	39	55
5.95%, 09/15/2016		447	491	Noble Energy Inc
6.20%, 03/15/2040		65	82	6.00%, 03/01/2041	258	312
6.45%, 09/15/2036		239	307	Noble Holding International Ltd
Apache Corp				2.50%, 03/15/2017	322	329
3.63%, 02/01/2021		193	204	6.20%, 08/01/2040	65	76
4.75%, 04/15/2043		322	342	Occidental Petroleum Corp
5.10%, 09/01/2040		232	256	4.13%, 06/01/2016	193	204
BP Capital Markets PLC				Petrobras Global Finance BV
1.85%, 05/05/2017		173	176	4.38%, 05/20/2023	432	426
2.75%, 05/10/2023		518	504	Petrobras International Finance Co
3.20%, 03/11/2016		257	267	5.38%, 01/27/2021	513	541
3.25%, 05/06/2022		173	177	5.75%, 01/20/2020	348	375
4.74%, 03/11/2021		321	360	6.75%, 01/27/2041	193	215
4.75%, 03/10/2019		65	72	6.88%, 01/20/2040	65	73
Canadian Natural Resources Ltd				7.88%, 03/15/2019	290	338
5.70%, 05/15/2017		43	48	Petro-Canada
6.25%, 03/15/2038		247	312	6.80%, 05/15/2038	34	46
Cenovus Energy Inc				7.88%, 06/15/2026	300	412
5.70%, 10/15/2019		219	253	Petroleos Mexicanos
Chevron Corp				4.88%, 01/24/2022	100	109
0.89%, 06/24/2016		300	302	4.88%, 01/18/2024 (d)	400	435
CNOOC Finance 2013 Ltd				5.50%, 01/21/2021	522	587
1.75%, 05/09/2018		300	298	5.50%, 06/27/2044	620	673
3.00%, 05/09/2023		300	285	6.63%, 06/15/2035	94	116
4.25%, 05/09/2043		200	194	Phillips 66
ConocoPhillips				4.30%, 04/01/2022	322	349
6.00%, 01/15/2020		236	280	5.88%, 05/01/2042	100	123
6.50%, 02/01/2039		100	136	Pioneer Natural Resources Co
ConocoPhillips Canada Funding Co I				3.95%, 07/15/2022	259	271
5.63%, 10/15/2016		193	212	Pride International Inc
ConocoPhillips Holding Co				6.88%, 08/15/2020	193	233
6.95%, 04/15/2029		344	475	Rowan Cos Inc
Continental Resources Inc/OK				5.00%, 09/01/2017	59	64
4.50%, 04/15/2023		500	540	Shell International Finance BV
Devon Energy Corp				0.90%, 11/15/2016	500	501
5.60%, 07/15/2041		151	177	2.38%, 08/21/2022	173	168
6.30%, 01/15/2019		136	159	3.63%, 08/21/2042	173	164

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

		Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Shell International Finance BV	(continued)			Bristol-Myers Squibb Co	(continued)
4.30%, 09/22/2019		$129	$143	5.88%, 11/15/2036		$16	$20
4.38%, 03/25/2020		65	73	6.80%, 11/15/2026		65	88
5.50%, 03/25/2040		65	80	Cardinal Health Inc
6.38%, 12/15/2038		210	284	4.60%, 03/15/2043		174	182
Statoil ASA				Eli Lilly & Co
1.15%, 05/15/2018		345	340	5.50%, 03/15/2027		174	211
3.15%, 01/23/2022		257	266	Express Scripts Holding Co
3.95%, 05/15/2043		159	157	3.13%, 05/15/2016		322	334
5.10%, 08/17/2040		244	282	4.75%, 11/15/2021		193	215
5.25%, 04/15/2019		58	66	6.13%, 11/15/2041		193	243
Suncor Energy Inc				GlaxoSmithKline Capital Inc
6.10%, 06/01/2018		122	141	5.65%, 05/15/2018		258	295
6.85%, 06/01/2039		13	18	6.38%, 05/15/2038		206	272
Talisman Energy Inc				GlaxoSmithKline Capital PLC
6.25%, 02/01/2038		100	118	2.85%, 05/08/2022		322	320
Total Capital International SA				Johnson & Johnson
0.75%, 01/25/2016		260	261	2.95%, 09/01/2020		322	338
2.88%, 02/17/2022		322	325	4.95%, 05/15/2033		129	153
3.75%, 04/10/2024		180	189	5.55%, 08/15/2017		322	364
Total Capital SA				Mead Johnson Nutrition Co
4.25%, 12/15/2021		129	142	4.60%, 06/01/2044		100	104
Transocean Inc				Merck & Co Inc
3.80%, 10/15/2022		100	97	6.55%, 09/15/2037		219	299
6.00%, 03/15/2018		100	111	Merck Sharp & Dohme Corp
6.38%, 12/15/2021		193	218	5.00%, 06/30/2019		886	1,005
Valero Energy Corp				Mylan Inc/PA
6.13%, 02/01/2020		184	216	4.20%, 11/29/2023		250	261
7.50%, 04/15/2032		39	52	Novartis Capital Corp
			$22,180	4.40%, 04/24/2020		193	215
				4.40%, 05/06/2044		470	507
Oil & Gas Services - 0.12%				Novartis Securities Investment Ltd
Baker Hughes Inc				5.13%, 02/10/2019		162	184
5.13%, 09/15/2040		376	434	Pfizer Inc
7.50%, 11/15/2018		34	42	4.65%, 03/01/2018		129	142
Cameron International Corp				6.20%, 03/15/2019		250	295
6.38%, 07/15/2018		100	116	7.20%, 03/15/2039		379	546
Halliburton Co				Sanofi
3.25%, 11/15/2021		129	135	2.63%, 03/29/2016		193	199
4.50%, 11/15/2041		129	136	Teva Pharmaceutical Finance Co LLC
7.45%, 09/15/2039		26	38	6.15%, 02/01/2036		229	280
Weatherford International Ltd/Bermuda				Wyeth LLC
5.13%, 09/15/2020		129	144	5.50%, 02/15/2016		193	207
6.00%, 03/15/2018		34	39	5.95%, 04/01/2037		228	286
6.75%, 09/15/2040		129	160	Zoetis Inc
			$1,244	3.25%, 02/01/2023		174	174
Other Asset Backed Securities - 0.03%							$10,719
CenterPoint Energy Restoration Bond Co LLC				Pipelines - 0.84%
3.46%, 08/15/2019		297	312	Boardwalk Pipelines LP
				3.38%, 02/01/2023		260	245
Packaging & Containers - 0.02%				El Paso Pipeline Partners Operating Co LLC
Packaging Corp of America				4.70%, 11/01/2042		260	245
4.50%, 11/01/2023		150	162	Enable Midstream Partners LP
				5.00%, 05/15/2044 (d)		100	103
				Enbridge Energy Partners LP
Pharmaceuticals - 1.04%				5.20%, 03/15/2020		24	27
Abbott Laboratories				9.88%, 03/01/2019		219	287
5.13%, 04/01/2019		432	488	Energy Transfer Partners LP
AbbVie Inc				5.20%, 02/01/2022		258	285
1.20%, 11/06/2015		432	434	5.95%, 10/01/2043		200	225
2.90%, 11/06/2022		346	340	6.50%, 02/01/2042		258	310
Actavis Inc				6.70%, 07/01/2018		58	68
3.25%, 10/01/2022		174	173	9.00%, 04/15/2019		16	20
6.13%, 08/15/2019		34	40	Enterprise Products Operating LLC
AmerisourceBergen Corp				3.20%, 02/01/2016		129	134
3.40%, 05/15/2024		400	402	4.45%, 02/15/2043		259	258
AstraZeneca PLC				5.20%, 09/01/2020		193	220
5.90%, 09/15/2017		193	219	6.13%, 10/15/2039		58	72
6.45%, 09/15/2037		359	476	6.45%, 09/01/2040		193	249
Bristol-Myers Squibb Co				6.50%, 01/31/2019		375	444
0.88%, 08/01/2017		260	258	6.88%, 03/01/2033		39	52
3.25%, 08/01/2042		174	150

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			REITS	- 0.77%
Kinder Morgan Energy Partners LP				American Tower Corp
3.50%, 09/01/2023	$345	$336		4.70%, 03/15/2022	$322	$345
6.38%, 03/01/2041	100	117		7.00%, 10/15/2017	81	93
6.50%, 09/01/2039	33	39		ARC Properties Operating Partnership
6.95%, 01/15/2038	33	41		LP/Clark Acquisition LLC
7.40%, 03/15/2031	193	241		2.00%, 02/06/2017 (d)	400	401
9.00%, 02/01/2019	193	244		AvalonBay Communities Inc
Magellan Midstream Partners LP				2.85%, 03/15/2023	432	420
4.20%, 12/01/2042	174	168		BioMed Realty LP
ONEOK Partners LP				6.13%, 04/15/2020	17	20
3.38%, 10/01/2022	260	261		Boston Properties LP
6.13%, 02/01/2041	100	119		3.13%, 09/01/2023	345	337
8.63%, 03/01/2019	52	65		4.13%, 05/15/2021	193	207
Plains All American Pipeline LP / PAA				5.63%, 11/15/2020	65	75
Finance Corp				Brandywine Operating Partnership LP
3.65%, 06/01/2022	322	333		3.95%, 02/15/2023	100	101
4.70%, 06/15/2044	100	103		Corporate Office Properties LP
5.75%, 01/15/2020	39	45		3.70%, 06/15/2021	300	301
Southern Natural Gas Co LLC				CubeSmart LP
5.90%, 04/01/2017 (a),(d)	33	37		4.38%, 12/15/2023	100	105
Southern Natural Gas Co LLC / Southern				DDR Corp
Natural Issuing Corp				4.63%, 07/15/2022	259	278
4.40%, 06/15/2021	129	138		Duke Realty LP
Spectra Energy Capital LLC				3.88%, 10/15/2022	173	178
8.00%, 10/01/2019	100	126		EPR Properties
Spectra Energy Partners LP				7.75%, 07/15/2020	158	192
4.75%, 03/15/2024	250	273		ERP Operating LP
Sunoco Logistics Partners Operations LP				3.00%, 04/15/2023	345	339
3.45%, 01/15/2023	174	171		4.75%, 07/15/2020	129	144
4.95%, 01/15/2043	174	175		HCP Inc
5.50%, 02/15/2020	116	131		3.75%, 02/01/2016	129	134
Tennessee Gas Pipeline Co LLC				4.20%, 03/01/2024	400	413
7.50%, 04/01/2017	193	221		5.38%, 02/01/2021	129	146
TransCanada PipeLines Ltd				6.70%, 01/30/2018	39	45
3.75%, 10/16/2023	200	209		Health Care REIT Inc
3.80%, 10/01/2020	321	344		4.50%, 01/15/2024	300	317
6.10%, 06/01/2040	65	82		6.13%, 04/15/2020	289	337
6.50%, 08/15/2018	107	126		Highwoods Realty LP
7.25%, 08/15/2038	129	183		3.20%, 06/15/2021	250	248
Williams Cos Inc/The				Hospitality Properties Trust
7.50%, 01/15/2031	29	35		4.65%, 03/15/2024	100	104
7.88%, 09/01/2021	321	395		Host Hotels & Resorts LP
Williams Partners LP				6.00%, 10/01/2021	260	302
5.25%, 03/15/2020	450	503		Liberty Property LP
6.30%, 04/15/2040	111	133		3.38%, 06/15/2023	432	424
		$8,638		Omega Healthcare Investors Inc
				4.95%, 04/01/2024 (d)	100	103
Regional Authority - 0.27%				Prologis LP
Japan Finance Organization for Municipalities				6.88%, 03/15/2020	161	192
5.00%, 05/16/2017	200	221		Realty Income Corp
Province of British Columbia				5.88%, 03/15/2035	129	152
1.20%, 04/25/2017	260	262		Simon Property Group LP
2.65%, 09/22/2021	193	197		2.15%, 09/15/2017	258	265
6.50%, 01/15/2026	45	60		2.20%, 02/01/2019	400	405
Province of Manitoba Canada				5.65%, 02/01/2020	120	140
3.05%, 05/14/2024	100	102		6.75%, 02/01/2040	65	90
Province of Nova Scotia Canada				Ventas Realty LP / Ventas Capital Corp
5.13%, 01/26/2017	104	114		2.70%, 04/01/2020	173	172
Province of Ontario Canada				Weyerhaeuser Co
3.20%, 05/16/2024	100	102		7.38%, 03/15/2032	259	357
4.00%, 10/07/2019	193	212				$7,882
4.40%, 04/14/2020	129	144
4.95%, 11/28/2016	450	491		Retail - 0.90%
5.45%, 04/27/2016	258	279		AutoNation Inc
Province of Quebec Canada				6.75%, 04/15/2018	200	229
2.75%, 08/25/2021	100	101		AutoZone Inc
5.13%, 11/14/2016	215	235		1.30%, 01/13/2017	100	100
7.50%, 09/15/2029	161	232		4.00%, 11/15/2020	215	227
Province of Saskatchewan Canada				Bed Bath & Beyond Inc
8.50%, 07/15/2022	17	24		4.92%, 08/01/2034	125	130
		$2,776		Costco Wholesale Corp
				0.65%, 12/07/2015	345	346

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Semiconductors (continued)
CVS Caremark Corp			Xilinx Inc
4.00%, 12/05/2023	$250	$264	2.13%, 03/15/2019	$175	$175
5.75%, 06/01/2017	63	71			$1,668
6.13%, 09/15/2039	201	257
Darden Restaurants Inc			Software - 0.34%
6.80%, 10/15/2037 (a)	68	77	Adobe Systems Inc
Dollar General Corp			4.75%, 02/01/2020	129	143
1.88%, 04/15/2018	100	97	Fidelity National Information Services Inc
Gap Inc/The			2.00%, 04/15/2018	346	346
5.95%, 04/12/2021	100	116	Fiserv Inc
Home Depot Inc/The			3.50%, 10/01/2022	346	351
2.70%, 04/01/2023	432	425	Microsoft Corp
5.40%, 03/01/2016	100	107	3.63%, 12/15/2023	250	265
5.88%, 12/16/2036	266	337	4.20%, 06/01/2019	289	320
5.95%, 04/01/2041	301	389	4.50%, 10/01/2040	174	186
Kohl's Corp			5.30%, 02/08/2041	193	230
4.00%, 11/01/2021	279	294	Oracle Corp
Lowe's Cos Inc			3.40%, 07/08/2024	500	508
3.80%, 11/15/2021	258	279	3.88%, 07/15/2020	193	208
3.88%, 09/15/2023	250	267	4.30%, 07/08/2034	200	209
6.65%, 09/15/2037	33	44	5.25%, 01/15/2016	193	205
Macy's Retail Holdings Inc			5.38%, 07/15/2040	465	546
4.30%, 02/15/2043	100	96			$3,517
6.65%, 07/15/2024	65	81	Sovereign - 1.95%
6.90%, 04/01/2029	65	83	Brazilian Government International Bond
McDonald's Corp			4.88%, 01/22/2021	643	707
3.50%, 07/15/2020	100	107	6.00%, 01/17/2017	300	332
3.70%, 02/15/2042	321	304	12.25%, 03/06/2030	526	994
4.88%, 07/15/2040	23	26	11.00%, 08/17/2040	33	36
5.35%, 03/01/2018	90	102	Canada Government International Bond
6.30%, 10/15/2037	33	44	0.88%, 02/14/2017	645	645
Nordstrom Inc			Chile Government International Bond
4.75%, 05/01/2020	90	100	3.25%, 09/14/2021	520	541
6.25%, 01/15/2018	34	39	Colombia Government International Bond
QVC Inc			7.38%, 09/18/2037	200	278
3.13%, 04/01/2019	258	261	8.13%, 05/21/2024	129	176
Starbucks Corp			11.75%, 02/25/2020	100	145
0.88%, 12/05/2016	125	125	Export Development Canada
Target Corp			0.63%, 12/15/2016	350	349
2.30%, 06/26/2019	100	101	1.75%, 08/19/2019	150	150
4.00%, 07/01/2042	100	97	Export-Import Bank of Korea
6.00%, 01/15/2018	431	494	4.00%, 01/11/2017	400	425
TJX Cos Inc/The			5.00%, 04/11/2022	400	452
2.75%, 06/15/2021	100	101	Israel Government AID Bond
Walgreen Co			5.50%, 09/18/2023	65	80
4.40%, 09/15/2042	260	254	5.50%, 04/26/2024	65	80
5.25%, 01/15/2019	78	87	5.50%, 09/18/2033	33	43
Wal-Mart Stores Inc			Israel Government International Bond
2.55%, 04/11/2023	346	338	5.13%, 03/26/2019	428	483
3.25%, 10/25/2020	129	136	Italy Government International Bond
3.30%, 04/22/2024	100	102	5.25%, 09/20/2016	387	419
4.13%, 02/01/2019	258	284	5.38%, 06/15/2033	161	196
5.63%, 04/01/2040	98	122	6.88%, 09/27/2023	292	374
5.63%, 04/15/2041	450	562	Japan Bank for International
6.50%, 08/15/2037	289	394	Cooperation/Japan
7.55%, 02/15/2030	321	466	1.13%, 07/19/2017	500	500
Yum! Brands Inc			1.75%, 07/31/2018	400	403
3.88%, 11/01/2023	300	308	1.88%, 09/24/2015	200	203
6.25%, 03/15/2018	17	19	2.50%, 01/21/2016	300	309
6.88%, 11/15/2037	17	22	Mexico Government International Bond
		$9,311	3.63%, 03/15/2022	174	181
Semiconductors - 0.16%			4.75%, 03/08/2044	472	495
Intel Corp			5.55%, 01/21/2045	400	469
1.35%, 12/15/2017	432	432	5.63%, 01/15/2017	468	517
3.30%, 10/01/2021	193	202	5.95%, 03/19/2019	196	226
4.80%, 10/01/2041	193	209	6.05%, 01/11/2040	362	453
Texas Instruments Inc			8.30%, 08/15/2031	97	146
0.88%, 03/12/2017	200	200	Panama Government International Bond
1.65%, 08/03/2019	200	196	6.70%, 01/26/2036	285	366
2.75%, 03/12/2021	250	254	8.88%, 09/30/2027	193	285
			Peruvian Government International Bond
			6.55%, 03/14/2037	64	83

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)			Supranational Bank (continued)
Peruvian Government International			International Bank for Reconstruction &
Bond (continued)			Development
7.13%, 03/30/2019	$78	$95	0.50%, 05/16/2016	$1,000	$999
7.35%, 07/21/2025	170	229	1.00%, 09/15/2016	641	646
8.75%, 11/21/2033	107	167	1.13%, 07/18/2017	750	754
Philippine Government International Bond			1.88%, 03/15/2019	500	508
5.00%, 01/13/2037	500	574	7.63%, 01/19/2023	33	46
6.50%, 01/20/2020	400	476	International Finance Corp
10.63%, 03/16/2025	240	383	0.63%, 11/15/2016	500	499
Poland Government International Bond			1.13%, 11/23/2016	580	584
5.00%, 03/23/2022	321	360	1.75%, 09/16/2019	500	499
5.13%, 04/21/2021	129	146	Nordic Investment Bank
6.38%, 07/15/2019	359	427	5.00%, 02/01/2017	646	710
Republic of Korea					$16,670
3.88%, 09/11/2023	300	328
7.13%, 04/16/2019	90	110	Telecommunications - 1.56%
South Africa Government International Bond			America Movil SAB de CV
4.67%, 01/17/2024	400	415	3.13%, 07/16/2022	600	597
5.88%, 05/30/2022	200	226	5.00%, 03/30/2020	200	221
6.88%, 05/27/2019	345	398	5.63%, 11/15/2017	39	44
Svensk Exportkredit AB			6.13%, 03/30/2040	298	365
0.63%, 05/31/2016	400	400	AT&T Inc
5.13%, 03/01/2017	132	145	1.60%, 02/15/2017	322	325
Tennessee Valley Authority			2.30%, 03/11/2019	500	505
4.50%, 04/01/2018	129	143	3.88%, 08/15/2021	193	206
5.38%, 04/01/2056	386	486	5.35%, 09/01/2040	494	552
6.75%, 11/01/2025	257	349	5.50%, 02/01/2018	688	776
Turkey Government International Bond			5.55%, 08/15/2041	193	221
4.88%, 04/16/2043	500	485	6.50%, 09/01/2037	56	71
6.63%, 02/17/2045	300	357	British Telecommunications PLC
7.00%, 09/26/2016	300	330	1.25%, 02/14/2017	200	200
8.00%, 02/14/2034	690	932	5.95%, 01/15/2018	110	125
			9.62%, 12/15/2030 (a)	193	311
Uruguay Government International Bond
4.13%, 11/20/2045	86	79	Cellco Partnership / Verizon Wireless Capital
8.00%, 11/18/2022	413	545	LLC
		$20,126	8.50%, 11/15/2018	179	225
			Cisco Systems Inc
Supranational Bank - 1.62%			4.45%, 01/15/2020	258	287
African Development Bank			4.95%, 02/15/2019	85	96
0.75%, 10/18/2016	665	665	5.50%, 02/22/2016	449	482
Asian Development Bank			5.90%, 02/15/2039	450	562
1.13%, 03/15/2017	407	409	Corning Inc
1.75%, 09/11/2018	750	759	4.75%, 03/15/2042	100	110
5.82%, 06/16/2028	39	50	Deutsche Telekom International Finance BV
6.38%, 10/01/2028	129	170	5.75%, 03/23/2016	223	240
Corp Andina de Fomento			8.75%, 06/15/2030 (a)	353	528
3.75%, 01/15/2016	11	11	Embarq Corp
4.38%, 06/15/2022	59	63	7.08%, 06/01/2016	257	283
Council Of Europe Development Bank			Harris Corp
1.50%, 02/22/2017	321	326	4.40%, 12/15/2020	129	139
European Bank for Reconstruction &			Juniper Networks Inc
Development			3.10%, 03/15/2016	193	198
1.00%, 02/16/2017	641	644	Orange SA
2.50%, 03/15/2016	193	199	4.13%, 09/14/2021	322	346
European Investment Bank			5.38%, 01/13/2042	258	289
1.00%, 06/15/2018	518	510	9.00%, 03/01/2031 (a)	226	345
1.13%, 09/15/2017	794	794	Pacific Bell Telephone Co
1.38%, 10/20/2015	432	437	7.13%, 03/15/2026	279	363
1.88%, 03/15/2019	500	504	Qwest Corp
2.50%, 05/16/2016	257	266	6.88%, 09/15/2033	250	252
2.50%, 04/15/2021	650	664	Rogers Communications Inc
2.88%, 09/15/2020	641	672	6.80%, 08/15/2018	270	319
4.88%, 02/16/2016	641	683	Telefonica Emisiones SAU
4.88%, 01/17/2017	776	850	5.13%, 04/27/2020	487	542
FMS Wertmanagement AoeR			7.05%, 06/20/2036	100	131
0.63%, 04/18/2016	500	501	Verizon Communications Inc
1.63%, 11/20/2018	250	251	3.00%, 04/01/2016	641	663
Inter-American Development Bank			4.50%, 09/15/2020	500	549
0.88%, 11/15/2016	500	502	4.60%, 04/01/2021	193	214
1.75%, 10/15/2019	500	501	6.25%, 04/01/2037	30	37
3.88%, 09/17/2019	555	610	6.40%, 09/15/2033	650	820
3.88%, 02/14/2020	193	213	6.40%, 02/15/2038	646	808
4.38%, 01/24/2044	150	171	6.55%, 09/15/2043	1,200	1,546

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

	Telecommunications (continued)			California (continued)
	Verizon Communications Inc (continued)			Los Angeles Unified School
	8.75%, 11/01/2018	$387	$488	District/CA (continued)
	Vodafone Group PLC			6.76%, 07/01/2034	$175	$239
	5.45%, 06/10/2019	449	511	Regents of the University of California Medical
	6.15%, 02/27/2037	129	156	Center Pooled Revenue
			$16,048	6.55%, 05/15/2048	130	172
				San Diego County Water Authority
	Toys, Games & Hobbies - 0.05%			6.14%, 05/01/2049	190	255
	Hasbro Inc			Santa Clara Valley Transportation Authority
	3.15%, 05/15/2021	350	354	5.88%, 04/01/2032	65	79
	6.35%, 03/15/2040	65	80	State of California
	Mattel Inc			6.65%, 03/01/2022	195	243
	2.35%, 05/06/2019	100	100	7.30%, 10/01/2039	195	282
			$534	University of California
	Transportation - 0.44%			5.77%, 05/15/2043	300	382
	Burlington Northern Santa Fe LLC					$2,843
	4.40%, 03/15/2042	386	392	Colorado - 0.03%
	4.70%, 10/01/2019	85	95	Denver City & County School District No
	5.65%, 05/01/2017	136	152	1 (credit support from ST AID WITHHLDG)
	7.95%, 08/15/2030	193	276	5.66%, 12/01/2033 (e)	260	314
	Canadian National Railway Co
	1.45%, 12/15/2016	129	131
	2.25%, 11/15/2022	346	332	Connecticut - 0.01%
	5.55%, 03/01/2019	39	45	State of Connecticut
	Canadian Pacific Railway Co			5.85%, 03/15/2032	65	81
	4.45%, 03/15/2023	322	356
	CSX Corp			Florida - 0.01%
	4.75%, 05/30/2042	100	107	State Board of Administration Finance Corp
	6.25%, 03/15/2018	206	238	2.11%, 07/01/2018	100	101
	FedEx Corp
	2.63%, 08/01/2022	174	170
	3.88%, 08/01/2042	174	163	Georgia - 0.07%
	Norfolk Southern Corp			Municipal Electric Authority of Georgia
	3.25%, 12/01/2021	129	133	6.64%, 04/01/2057	129	164
	4.84%, 10/01/2041	489	534	7.06%, 04/01/2057	205	237
	Ryder System Inc			State of Georgia
	2.35%, 02/26/2019	345	346	4.50%, 11/01/2025	295	334
	Union Pacific Corp					$735
	4.16%, 07/15/2022	105	115
	4.75%, 09/15/2041	193	215	Illinois - 0.23%
	4.75%, 12/15/2043	180	198	Chicago Transit Authority
	United Parcel Service Inc			6.20%, 12/01/2040	190	224
				6.90%, 12/01/2040	240	302
	3.13%, 01/15/2021	322	337	City of Chicago IL
	4.88%, 11/15/2040	65	75
	6.20%, 01/15/2038	59	78	6.31%, 01/01/2044	250	265
				City of Chicago IL Waterworks Revenue
			$4,488	6.74%, 11/01/2040	100	130
	Trucking & Leasing - 0.03%			County of Cook IL
	GATX Corp			6.23%, 11/15/2034	257	295
	4.75%, 06/15/2022	259	284	State of Illinois
				4.95%, 06/01/2023	85	90
				4.96%, 03/01/2016	195	206
Water	- 0.00%			5.10%, 06/01/2033	100	99
	American Water Capital Corp			5.67%, 03/01/2018	435	485
	6.59%, 10/15/2037	13	17	7.35%, 07/01/2035	190	222
						$2,318
	TOTAL BONDS		$363,045
		Principal		Kansas - 0.01%
	MUNICIPAL BONDS - 1.11%	Amount (000's) Value (000's)		State of Kansas Department of Transportation
				4.60%, 09/01/2035	50	57
	California - 0.27%
	Bay Area Toll Authority
	6.92%, 04/01/2040	$270	$374	Nevada - 0.03%
	City of San Francisco CA Public Utilities			County of Clark Department of Aviation
	Commission Water Revenue			6.82%, 07/01/2045	65	92
	6.00%, 11/01/2040	200	258	6.88%, 07/01/2042	190	216
	East Bay Municipal Utility District Water					$308
	System Revenue			New Jersey - 0.04%
	5.87%, 06/01/2040	160	206	New Jersey Economic Development
	Los Angeles Department of Water & Power			Authority (credit support from AGM)
	6.01%, 07/01/2039	155	195	0.00%, 02/15/2023 (c),(e)	129	94
	Los Angeles Unified School District/CA
	5.76%, 07/01/2029	130	158

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

		Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
	MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
				Federal Home Loan Mortgage Corporation (FHLMC)
	New Jersey (continued)			(continued)
	New Jersey Transportation Trust Fund			2.23%, 06/01/2037 (a)	$70	$75
	Authority			2.36%, 04/01/2038 (a)	14	15
	6.56%, 12/15/2040	$216	$284	2.45%, 02/01/2037 (a)	29	31
			$378	2.45%, 10/01/2043 (a)	366	373
	New York - 0.15%			2.48%, 06/01/2037 (a)	158	170
	City of New York NY			2.50%, 08/01/2027	171	174
	5.52%, 10/01/2037	65	79	2.50%, 08/01/2028	397	403
	Metropolitan Transportation Authority			2.50%, 09/01/2029 (f)	4,680	4,740
	6.55%, 11/15/2031	175	228	2.50%, 10/01/2029 (f)	100	101
	New York City Transitional Finance Authority			2.50%, 09/01/2044 (f)	135	129
	Future Tax Secured Revenue			3.00%, 06/01/2027	260	270
	5.51%, 08/01/2037	305	378	3.00%, 07/01/2029	170	176
	New York City Water & Sewer System			3.00%, 09/01/2029 (f)	3,625	3,752
	5.72%, 06/15/2042	100	129	3.00%, 10/01/2029 (f)	100	103
	New York State Dormitory Authority			3.00%, 04/01/2033	396	407
	5.60%, 03/15/2040	155	193	3.00%, 04/01/2033	394	405
	Port Authority of New York & New Jersey			3.00%, 09/01/2033	475	489
	4.46%, 10/01/2062	260	273	3.00%, 01/01/2043	198	197
	Port Authority of New York & New			3.00%, 01/01/2043	192	191
	Jersey (credit support from GO OF AUTH)			3.00%, 07/01/2043	225	224
	6.04%, 12/01/2029 (e)	130	164	3.00%, 09/01/2043	295	294
			$1,444	3.00%, 10/01/2043	220	219
				3.00%, 09/01/2044 (f)	9,495	9,451
Ohio	- 0.05%			3.50%, 10/01/2025	78	83
	American Municipal Power Inc			3.50%, 11/01/2025	26	27
	7.50%, 02/15/2050	195	278	3.50%, 02/01/2026	82	86
	Ohio State University/The			3.50%, 06/01/2026	38	40
	4.91%, 06/01/2040	155	179	3.50%, 09/01/2029 (f)	1,900	2,004
			$457	3.50%, 02/01/2032	436	457
Texas	- 0.18%			3.50%, 04/01/2032	483	506
	City of Houston TX Utility System Revenue			3.50%, 08/01/2032	279	292
	3.83%, 05/15/2028	100	108	3.50%, 11/01/2041	82	84
	City Public Service Board of San Antonio TX			3.50%, 01/01/2042	71	73
	5.81%, 02/01/2041	230	299	3.50%, 04/01/2042	77	79
	Dallas Area Rapid Transit			3.50%, 06/01/2042	399	410
	5.02%, 12/01/2048	130	155	3.50%, 06/01/2042	81	83
	Dallas Convention Center Hotel Development			3.50%, 07/01/2042	203	208
	Corp			3.50%, 08/01/2042	66	68
	7.09%, 01/01/2042	185	238	3.50%, 01/01/2044	112	115
	Dallas County Hospital District			3.50%, 08/01/2044	50	51
				3.50%, 09/01/2044 (f)	9,825	10,096
	5.62%, 08/15/2044	209	262	3.50%, 10/01/2044 (f)	400	410
	Dallas Independent School District (credit
	support from PSF-GTD)			4.00%, 07/01/2024	41	44
	6.45%, 02/15/2035 (e)	130	154	4.00%, 01/01/2025	120	127
	Grand Parkway Transportation Corp			4.00%, 08/01/2025	50	54
				4.00%, 09/01/2025 (f)	1,280	1,353
	5.18%, 10/01/2042	100	121
	State of Texas			4.00%, 10/01/2025	42	44
	4.68%, 04/01/2040	260	296	4.00%, 03/01/2026	12	13
	Texas Transportation Commission State			4.00%, 12/01/2030	261	279
	Highway Fund			4.00%, 08/01/2031	297	318
	5.18%, 04/01/2030	325	390	4.00%, 12/01/2031	192	205
			$2,023	4.00%, 07/01/2039	120	128
				4.00%, 09/01/2040 (f)	10,855	11,482
Utah	- 0.01%			4.00%, 10/01/2040 (f)	500	527
	State of Utah			4.00%, 12/01/2040	128	135
	3.54%, 07/01/2025	100	106	4.00%, 12/01/2040	154	163
				4.00%, 10/01/2041	183	194
	Washington - 0.01%			4.00%, 12/01/2041	114	121
	State of Washington			4.00%, 02/01/2044	598	634
	5.09%, 08/01/2033	65	77	4.50%, 01/01/2024	30	32
				4.50%, 08/01/2025	73	79
				4.50%, 09/01/2025 (f)	720	759
	Wisconsin - 0.01%			4.50%, 02/01/2030	100	108
	State of Wisconsin (credit support from AGM)			4.50%, 05/01/2031	94	103
	5.70%, 05/01/2026 (e)	130	154	4.50%, 06/01/2031	167	182
				4.50%, 02/01/2039	52	56
	TOTAL MUNICIPAL BONDS		$11,396	4.50%, 04/01/2039	68	74
	U.S. GOVERNMENT & GOVERNMENT	Principal		4.50%, 09/01/2039	68	73
	AGENCY OBLIGATIONS - 63.11%	Amount (000's) Value (000's)		4.50%, 10/01/2039	56	61
	Federal Home Loan Mortgage Corporation (FHLMC) -			4.50%, 11/01/2039	88	95
	7.69%			4.50%, 02/01/2040	23	25
	2.00%, 09/01/2029 (f)	$700	$690	4.50%, 02/01/2040	62	68

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			Federal National Mortgage Association (FNMA) (continued)
			3.00%, 01/01/2033	$927	$954
4.50%, 02/01/2040	$56	$61	3.00%, 04/01/2033	1,384	1,424
4.50%, 05/01/2040	36	39
4.50%, 07/01/2040	53	58	3.00%, 04/01/2042	311	311
			3.00%, 04/01/2043	314	314
4.50%, 08/01/2040	71	77	3.00%, 05/01/2043	300	299
4.50%, 08/01/2040	53	57
4.50%, 08/01/2040	44	48	3.00%, 06/01/2043	321	320
4.50%, 09/01/2040 (f)	7,750	8,368	3.00%, 07/01/2043	144	143
4.50%, 09/01/2040	64	70	3.00%, 07/01/2043	280	279
4.50%, 05/01/2041	55	59	3.00%, 08/01/2043	99	99
			3.00%, 08/01/2043	186	186
4.50%, 06/01/2041	40	43	3.00%, 08/01/2043	96	96
5.00%, 12/01/2017	160	169	3.00%, 09/01/2044 (f)	17,475	17,399
5.00%, 04/01/2021	52	56	3.00%, 10/01/2044 (f)	300	298
5.00%, 09/01/2025 (f)	685	723
			3.05%, 12/01/2041 (a)	159	166
5.00%, 03/01/2030	38	41	3.15%, 06/01/2040 (a)	67	71
5.00%, 09/01/2033	26	29	3.18%, 12/01/2040 (a)	104	109
5.00%, 08/01/2035	28	31	3.25%, 12/01/2039 (a)	136	146
5.00%, 08/01/2036	47	52	3.43%, 01/01/2040 (a)	139	149
5.00%, 11/01/2036	47	52	3.48%, 02/01/2041 (a)	114	119
5.00%, 01/01/2039	49	54
5.00%, 01/01/2039	47	52	3.50%, 10/01/2020	104	110
5.00%, 08/01/2039	11	12	3.50%, 10/01/2025	76	81
			3.50%, 11/01/2025	88	93
5.00%, 09/01/2039	40	44	3.50%, 01/01/2026	62	66
5.00%, 01/01/2040	76	85
5.00%, 03/01/2040	66	73	3.50%, 02/01/2026	80	85
5.00%, 08/01/2040	75	83	3.50%, 08/01/2026	77	82
5.00%, 09/01/2040 (f)	5,025	5,532	3.50%, 09/01/2026	71	75
			3.50%, 09/01/2029 (f)	3,195	3,376
5.00%, 09/01/2040	24	27	3.50%, 01/01/2031	63	66
5.00%, 09/01/2041	60	67	3.50%, 04/01/2032	447	470
5.50%, 01/01/2018	30	32
5.50%, 07/01/2036	82	92	3.50%, 07/01/2032	283	297
			3.50%, 09/01/2032	402	422
5.50%, 09/01/2037	40	45	3.50%, 06/01/2033	275	289
5.50%, 11/01/2037	48	54	3.50%, 10/01/2033	280	293
5.50%, 04/01/2038	19	21	3.50%, 11/01/2033	281	294
5.50%, 07/01/2038	24	27
5.50%, 09/01/2038	46	50	3.50%, 03/01/2041	105	108
			3.50%, 10/01/2041	74	76
5.50%, 01/01/2040	37	42	3.50%, 12/01/2041	96	99
5.50%, 03/01/2040	26	29
5.50%, 06/01/2040	57	63	3.50%, 01/01/2042	71	73
5.50%, 09/01/2040 (f)	3,145	3,489	3.50%, 03/01/2042	218	225
6.00%, 11/01/2036	176	198	3.50%, 04/01/2042	264	272
			3.50%, 05/01/2042	187	193
6.00%, 12/01/2037	54	61	3.50%, 07/01/2042	241	248
6.00%, 05/01/2038	121	137	3.50%, 08/01/2042	156	161
6.00%, 07/01/2038	70	78
6.00%, 09/01/2040 (f)	2,545	2,863	3.50%, 09/01/2042	146	151
			3.50%, 10/01/2042	217	224
6.50%, 12/01/2015	1	1	3.50%, 06/01/2043	301	310
6.50%, 06/01/2017	15	16	3.50%, 02/01/2044	46	47
6.50%, 09/01/2039	82	94	3.50%, 09/01/2044 (f)	17,987	18,520
7.50%, 12/01/2015	1	1	3.50%, 10/01/2044 (f)	600	616
		$79,242	3.55%, 05/01/2041 (a)	127	135
Federal National Mortgage Association (FNMA) - 13.23%			3.58%, 08/01/2040 (a)	87	92
2.00%, 09/01/2029 (f)	1,100	1,084	4.00%, 07/01/2019	31	33
2.00%, 10/01/2029 (f)	100	98	4.00%, 09/01/2025 (f)	1,830	1,936
2.15%, 06/01/2037 (a)	93	95	4.00%, 09/01/2025	71	76
2.24%, 04/01/2037 (a)	53	57	4.00%, 11/01/2025	50	54
2.25%, 04/01/2038 (a)	65	71	4.00%, 03/01/2026	94	100
2.32%, 10/01/2047 (a)	44	45	4.00%, 09/01/2026	75	80
2.50%, 01/01/2028	377	384	4.00%, 04/01/2029	35	38
2.50%, 07/01/2028	413	420	4.00%, 10/01/2030	102	110
2.50%, 08/01/2028	32	32	4.00%, 12/01/2030	149	160
2.50%, 09/01/2029 (f)	6,865	6,957	4.00%, 02/01/2031	276	296
2.50%, 10/01/2029 (f)	100	101	4.00%, 07/01/2031	175	188
2.50%, 07/01/2033	187	187	4.00%, 10/01/2031	286	308
2.50%, 02/01/2043	75	72	4.00%, 11/01/2031	156	168
2.50%, 09/01/2044 (f)	700	671	4.00%, 03/01/2039	57	60
2.82%, 01/01/2042 (a)	317	329	4.00%, 08/01/2039	180	191
3.00%, 10/01/2026 (f)	100	103	4.00%, 09/01/2040 (f)	20,368	21,587
3.00%, 11/01/2026	162	169	4.00%, 10/01/2040	121	128
3.00%, 02/01/2027	107	111	4.00%, 12/01/2040	78	83
3.00%, 07/01/2027	134	139	4.00%, 12/01/2040	84	89
3.00%, 01/01/2029	282	293	4.00%, 01/01/2041	40	42
3.00%, 09/01/2029 (f)	5,825	6,039	4.00%, 01/01/2041	275	292

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 02/01/2041	$202	$215	5.50%, 05/01/2037	$79	$88
4.00%, 02/01/2041	257	272	5.50%, 06/01/2037	16	17
4.00%, 02/01/2041	108	114	5.50%, 07/01/2037	15	16
4.00%, 03/01/2041	130	138	5.50%, 08/01/2037	10	11
4.00%, 09/01/2041	114	121	5.50%, 06/01/2038	14	16
4.00%, 10/01/2041 (f)	700	739	5.50%, 06/01/2038	10	11
4.00%, 11/01/2041	113	120	5.50%, 08/01/2038	2	2
4.00%, 12/01/2041	349	370	5.50%, 09/01/2038	56	63
4.00%, 12/01/2041	181	192	5.50%, 09/01/2038	8	9
4.00%, 05/01/2042	93	98	5.50%, 10/01/2038	13	15
4.50%, 11/01/2014	10	11	5.50%, 12/01/2038	70	79
4.50%, 02/01/2018	60	64	5.50%, 12/01/2039	58	65
4.50%, 08/01/2018	607	642	5.50%, 09/01/2040 (f)	5,400	6,004
4.50%, 04/01/2019	7	8	6.00%, 06/01/2017	65	68
4.50%, 11/01/2019	22	23	6.00%, 07/01/2035	169	191
4.50%, 12/01/2020	43	46	6.00%, 11/01/2037	3	4
4.50%, 05/01/2025	77	82	6.00%, 11/01/2037	6	7
4.50%, 09/01/2025 (f)	1,135	1,199	6.00%, 02/01/2038	2	3
4.50%, 07/01/2029	20	22	6.00%, 05/01/2038	10	11
4.50%, 08/01/2030	147	160	6.00%, 05/01/2038	8	9
4.50%, 09/01/2030	236	257	6.00%, 09/01/2038	3	3
4.50%, 04/01/2031	70	76	6.00%, 04/01/2040	181	204
4.50%, 05/01/2031	92	100	6.00%, 09/01/2040 (f)	4,377	4,936
4.50%, 02/01/2039	74	80	6.50%, 06/01/2016	2	2
4.50%, 04/01/2039	57	62	6.50%, 12/01/2016	47	48
4.50%, 04/01/2039	122	133	6.50%, 05/01/2018	1	1
4.50%, 06/01/2039	85	91	6.50%, 07/01/2020	8	9
4.50%, 08/01/2039	79	86	6.50%, 06/01/2024	3	3
4.50%, 10/01/2039	58	63	6.50%, 12/01/2031	4	5
4.50%, 12/01/2039	107	117	6.50%, 03/01/2032	7	8
4.50%, 02/01/2040	106	116	6.50%, 10/01/2039	117	131
4.50%, 04/01/2040	110	119			$136,350
4.50%, 05/01/2040	87	94	Government National Mortgage Association (GNMA) -
4.50%, 09/01/2040 (f)	12,500	13,500	7.92%
4.50%, 10/01/2040	121	131	2.00%, 06/20/2043 (a)	320	328
4.50%, 02/01/2041	101	110	2.50%, 09/20/2027	548	562
4.50%, 04/01/2041	195	211	2.50%, 12/20/2040	102	107
4.50%, 11/01/2041	79	86	2.50%, 01/20/2043 (a)	249	256
4.50%, 11/01/2041	99	107	2.50%, 07/20/2043	33	32
5.00%, 04/01/2018	2	2	2.50%, 09/01/2044	400	390
5.00%, 06/01/2018	124	131	3.00%, 04/15/2027	448	468
5.00%, 12/01/2020	119	125	3.00%, 09/20/2027	668	702
5.00%, 07/01/2024	42	46	3.00%, 02/20/2041 (a)	264	276
5.00%, 09/01/2025 (f)	610	645	3.00%, 11/20/2041 (a)	417	437
5.00%, 04/01/2029	69	76	3.00%, 07/20/2042 (a)	471	491
5.00%, 03/01/2034	36	40	3.00%, 09/20/2042	235	239
5.00%, 04/01/2035	40	44	3.00%, 12/20/2042	406	413
5.00%, 06/01/2035	97	107	3.00%, 03/20/2043	230	234
5.00%, 07/01/2035	104	115	3.00%, 03/20/2043	290	294
5.00%, 02/01/2037	14	16	3.00%, 05/15/2043	105	106
5.00%, 04/01/2037	4	4	3.00%, 05/15/2043	147	150
5.00%, 07/01/2037	75	83	3.00%, 09/01/2044	10,000	10,141
5.00%, 12/01/2039	52	58	3.00%, 09/01/2044 (f)	2,035	2,064
5.00%, 01/01/2040	61	69	3.00%, 10/01/2044	200	202
5.00%, 05/01/2040	99	109	3.50%, 05/15/2026	85	90
5.00%, 06/01/2040	19	21	3.50%, 03/20/2027	200	211
5.00%, 06/01/2040	95	105	3.50%, 07/20/2040	80	85
5.00%, 05/01/2041	116	128	3.50%, 03/20/2041 (a)	398	422
5.00%, 09/01/2043 (f)	6,950	7,664	3.50%, 02/15/2042	146	152
5.50%, 02/01/2015	8	8	3.50%, 02/20/2042	298	310
5.50%, 07/01/2023	42	47	3.50%, 05/20/2042	601	626
5.50%, 01/01/2025	23	24	3.50%, 06/20/2042	602	627
5.50%, 09/01/2025 (f)	145	154	3.50%, 07/15/2042	95	99
5.50%, 01/01/2029	24	27	3.50%, 08/20/2042	139	145
5.50%, 06/01/2034	11	13	3.50%, 09/01/2044	13,995	14,553
5.50%, 04/01/2035	8	10	3.50%, 09/01/2044 (f)	2,785	2,897
5.50%, 09/01/2035	13	15	3.50%, 10/01/2044	200	207
5.50%, 10/01/2035	19	22	4.00%, 08/15/2024	96	101
5.50%, 04/01/2036	12	13	4.00%, 12/15/2024	90	95
5.50%, 04/01/2036	70	78	4.00%, 11/15/2025	75	80
5.50%, 09/01/2036	108	121	4.00%, 05/15/2026	82	87
5.50%, 02/01/2037	8	9	4.00%, 09/01/2040 (f)	2,865	3,056

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury - 34.27%
			0.25%, 10/15/2015	$2,289	$2,291
4.00%, 09/15/2040	$62	$66	0.25%, 10/31/2015	2,900	2,903
4.00%, 01/15/2041	57	61
4.00%, 01/15/2041	72	77	0.25%, 11/30/2015	2,265	2,266
			0.25%, 12/15/2015	1,369	1,369
4.00%, 01/20/2041	188	201	0.25%, 12/31/2015	2,685	2,686
4.00%, 07/15/2041	136	145
4.00%, 07/20/2041 (a)	121	126	0.25%, 02/29/2016	3,700	3,697
			0.25%, 04/15/2016	2,663	2,659
4.00%, 07/20/2041	46	50	0.25%, 05/15/2016	3,018	3,011
4.00%, 09/20/2041	43	46
4.00%, 11/20/2041	83	89	0.38%, 11/15/2015	2,781	2,787
			0.38%, 01/15/2016	3,850	3,856
4.00%, 12/20/2041	59	63	0.38%, 01/31/2016	3,045	3,050
4.00%, 01/20/2042	51	55
4.00%, 02/20/2042	66	71	0.38%, 02/15/2016	1,587	1,589
			0.38%, 03/15/2016	3,009	3,011
4.00%, 06/20/2043	22	23	0.38%, 03/31/2016	2,845	2,847
4.00%, 02/20/2044	212	227
4.00%, 03/20/2044	137	146	0.38%, 04/30/2016	3,870	3,870
			0.38%, 05/31/2016	2,900	2,899
4.00%, 04/20/2044	295	315	0.50%, 06/15/2016	25	25
4.00%, 09/01/2044	10,437	11,120	0.50%, 07/31/2016	700	700
4.00%, 10/01/2044	600	637	0.50%, 08/31/2016 (g)	1,720	1,720
4.50%, 04/20/2026	58	61
4.50%, 06/15/2034	7	8	0.63%, 07/15/2016	25	25
4.50%, 03/20/2039	155	168	0.63%, 08/15/2016	20	20
			0.63%, 10/15/2016	600	601
4.50%, 12/15/2039	170	187	0.63%, 11/15/2016	500	500
4.50%, 06/15/2040	136	148
4.50%, 08/15/2040	132	144	0.63%, 12/15/2016	1,175	1,174
4.50%, 09/01/2040 (f)	4,105	4,463	0.63%, 02/15/2017	2,580	2,574
4.50%, 02/20/2041	101	111	0.63%, 05/31/2017	3,046	3,026
4.50%, 02/20/2041	103	114	0.63%, 08/31/2017	4,078	4,036
			0.63%, 09/30/2017	3,628	3,585
4.50%, 03/20/2041	98	108	0.63%, 11/30/2017	3,333	3,282
4.50%, 05/15/2041	59	64
4.50%, 06/20/2041	69	75	0.63%, 04/30/2018	3,423	3,344
			0.75%, 03/15/2017	65	65
4.50%, 07/20/2041	135	147	0.75%, 06/30/2017	1,742	1,735
4.50%, 08/20/2041	68	75	0.75%, 10/31/2017	3,108	3,078
4.50%, 09/20/2041	62	67	0.75%, 12/31/2017	1,224	1,209
4.50%, 09/01/2044	7,100	7,719
5.00%, 08/15/2033	115	127	0.75%, 02/28/2018	1,062	1,045
			0.75%, 03/31/2018	24	24
5.00%, 04/20/2038	61	67	0.88%, 09/15/2016	2,500	2,517
5.00%, 06/20/2039	80	88
5.00%, 09/15/2039	166	184	0.88%, 11/30/2016	2,703	2,717
			0.88%, 12/31/2016	2,031	2,040
5.00%, 02/15/2040	11	13	0.88%, 02/28/2017	2,400	2,408
5.00%, 05/20/2040	64	71
5.00%, 06/20/2040	82	91	0.88%, 04/15/2017	650	651
5.00%, 09/01/2040 (f)	2,435	2,673	0.88%, 04/30/2017	1,706	1,708
5.00%, 05/20/2041	107	119	0.88%, 05/15/2017	1,985	1,987
			0.88%, 06/15/2017	2,490	2,490
5.00%, 08/20/2041	41	46	0.88%, 07/15/2017	400	400
5.00%, 09/01/2044	3,460	3,800	0.88%, 08/15/2017	1,605	1,602
5.50%, 05/20/2032	3	3
5.50%, 07/15/2034	34	38	0.88%, 01/31/2018	3,427	3,394
			0.88%, 07/31/2019	918	885
5.50%, 02/15/2035	86	96	1.00%, 08/31/2016	4,200	4,241
5.50%, 10/20/2038	85	96
5.50%, 07/20/2040	47	54	1.00%, 09/30/2016	1,912	1,929
5.50%, 09/01/2040 (f)	1,145	1,271	1.00%, 03/31/2017	2,895	2,910
5.50%, 09/01/2044	1,175	1,300	1.00%, 05/31/2018	2,518	2,490
6.00%, 07/20/2028	1	1	1.00%, 08/31/2019	160	155
			1.00%, 09/30/2019	1,298	1,255
6.00%, 07/15/2032	5	5	1.00%, 11/30/2019	13	13
6.00%, 12/15/2032	5	6
6.00%, 06/15/2036	110	126	1.13%, 05/31/2019	1,130	1,105
			1.25%, 09/30/2015	1,572	1,591
6.00%, 11/20/2037	68	77	1.25%, 10/31/2018	2,000	1,984
6.00%, 02/15/2038	187	210
6.00%, 08/15/2038	59	67	1.25%, 11/30/2018	2,900	2,874
			1.25%, 01/31/2019	3,039	3,004
6.00%, 01/15/2039	269	303	1.25%, 10/31/2019	411	402
6.00%, 10/15/2039	21	24
6.00%, 09/01/2040 (f)	840	945	1.38%, 11/30/2015	2,843	2,884
			1.38%, 06/30/2018	2,100	2,103
6.00%, 09/01/2044	625	701	1.38%, 09/30/2018	2,586	2,582
6.50%, 05/15/2023	2	3
6.50%, 05/20/2032	22	25	1.38%, 11/30/2018	2,299	2,291
			1.38%, 12/31/2018	2,700	2,688
7.00%, 01/15/2028	4	5	1.38%, 02/28/2019	1,126	1,118
7.00%, 03/15/2029	7	8
7.00%, 07/15/2031	5	5	1.38%, 05/31/2020	418	408
			1.50%, 06/30/2016	982	1,000
8.00%, 08/20/2029	1	1	1.50%, 08/31/2018	43	44
		$81,561	1.50%, 12/31/2018	1,000	1,000
			1.50%, 01/31/2019	1,840	1,839

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
1.50%, 02/28/2019	$3,700	$3,694	3.50%, 02/15/2018	$2,210	$2,382
1.50%, 03/31/2019	80	80	3.50%, 05/15/2020	3,868	4,229
1.63%, 03/31/2019	1,500	1,504	3.50%, 02/15/2039	90	98
1.63%, 04/30/2019	3,200	3,206	3.63%, 08/15/2019	1,140	1,248
1.63%, 06/30/2019	15	15	3.63%, 02/15/2020	3,563	3,914
1.63%, 07/31/2019	10	10	3.63%, 02/15/2021	3,000	3,308
1.63%, 08/31/2019 (g)	2,080	2,080	3.63%, 08/15/2043	2,300	2,545
1.63%, 11/15/2022	4,366	4,179	3.63%, 02/15/2044	2,170	2,402
1.75%, 05/31/2016	1,097	1,122	3.75%, 11/15/2018	940	1,029
1.75%, 10/31/2018	2,592	2,624	3.75%, 08/15/2041	2,053	2,331
1.75%, 10/31/2020	2,040	2,020	3.75%, 11/15/2043	2,355	2,665
1.75%, 05/15/2022	3,204	3,117	3.88%, 05/15/2018	2,014	2,203
1.75%, 05/15/2023	4,287	4,117	3.88%, 08/15/2040	1,135	1,313
1.88%, 08/31/2017	78	80	4.00%, 08/15/2018	1,500	1,654
1.88%, 09/30/2017	1,273	1,305	4.25%, 11/15/2017	656	721
1.88%, 10/31/2017	3,152	3,232	4.25%, 11/15/2040	153	188
2.00%, 01/31/2016	1,859	1,904	4.38%, 11/15/2039	1,336	1,665
2.00%, 04/30/2016	1,706	1,751	4.38%, 05/15/2040	1,360	1,700
2.00%, 09/30/2020	1,000	1,006	4.38%, 05/15/2041	993	1,245
2.00%, 11/30/2020	2,550	2,560	4.50%, 11/15/2015	2,309	2,428
2.00%, 05/31/2021	2,040	2,037	4.50%, 02/15/2016	2,669	2,831
2.00%, 08/31/2021 (g)	1,720	1,715	4.50%, 08/15/2039	994	1,260
2.00%, 11/15/2021	3,828	3,811	4.63%, 11/15/2016	1,153	1,254
2.00%, 02/15/2022	1,324	1,316	4.63%, 02/15/2017	1,715	1,877
2.13%, 12/31/2015	2,179	2,234	4.63%, 02/15/2040	1,949	2,522
2.13%, 02/29/2016	1,007	1,035	4.75%, 08/15/2017	979	1,087
2.13%, 08/31/2020	1,000	1,014	4.75%, 02/15/2037	1,230	1,605
2.13%, 08/15/2021	2,503	2,518	4.75%, 02/15/2041	1,049	1,389
2.25%, 03/31/2016	578	595	4.88%, 08/15/2016	636	690
2.25%, 11/30/2017	1,014	1,051	5.13%, 05/15/2016	1,090	1,177
2.25%, 04/30/2021	2,600	2,641	5.25%, 11/15/2028	500	655
2.25%, 07/31/2021	2,555	2,591	5.25%, 02/15/2029	125	164
2.38%, 03/31/2016	25	26	5.38%, 02/15/2031	1,240	1,673
2.38%, 05/31/2018	1,317	1,369	5.50%, 08/15/2028	371	496
2.38%, 06/30/2018	2,230	2,316	6.00%, 02/15/2026	440	596
2.38%, 08/15/2024	1,425	1,429	6.13%, 11/15/2027	969	1,355
2.50%, 06/30/2017	1,217	1,271	6.13%, 08/15/2029	683	975
2.50%, 08/15/2023	3,800	3,872	6.25%, 08/15/2023	30	40
2.50%, 05/15/2024	2,370	2,404	6.25%, 05/15/2030	36	52
2.63%, 04/30/2016	1	1	6.50%, 11/15/2026	311	442
2.63%, 01/31/2018	1,171	1,228	6.63%, 02/15/2027	346	499
2.63%, 08/15/2020	2,110	2,200	6.75%, 08/15/2026	400	577
2.63%, 11/15/2020	6,267	6,526	7.25%, 05/15/2016	576	643
2.75%, 11/30/2016	1,324	1,387	7.25%, 08/15/2022	476	655
2.75%, 05/31/2017	1,118	1,175	7.50%, 11/15/2016	2,952	3,394
2.75%, 12/31/2017	1,110	1,168	7.63%, 02/15/2025	1,000	1,492
2.75%, 02/28/2018	320	337	7.88%, 02/15/2021	180	246
2.75%, 02/15/2019	2,890	3,042	8.00%, 11/15/2021	1,420	1,990
2.75%, 11/15/2023	5,600	5,814	8.75%, 05/15/2017	830	1,006
2.75%, 02/15/2024	1,070	1,110	8.75%, 05/15/2020	860	1,187
2.75%, 08/15/2042	2,699	2,534	8.88%, 08/15/2017	1,294	1,592
2.75%, 11/15/2042	2,931	2,748	9.25%, 02/15/2016	1,300	1,467
2.88%, 03/31/2018	2,110	2,232	9.88%, 11/15/2015	31	35
2.88%, 05/15/2043	1,000	960			$353,089
3.00%, 09/30/2016	2,078	2,183	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.00%, 02/28/2017	2,960	3,126	OBLIGATIONS		$650,242
3.00%, 05/15/2042	962	951	Total Investments		$1,278,110
3.13%, 10/31/2016	3,213	3,387	Liabilities in Excess of Other Assets, Net - (24.05)%		$(247,753)
3.13%, 01/31/2017	1,254	1,326	TOTAL NET ASSETS - 100.00%		$1,030,357
3.13%, 04/30/2017	610	647
3.13%, 05/15/2019	2,583	2,762
3.13%, 05/15/2021	1,420	1,523	(a)	Variable Rate. Rate shown is in effect at August 31, 2014.
3.13%, 11/15/2041	1,258	1,277	(b)	Fair value of these investments is determined in good faith by the Manager
3.13%, 02/15/2042	850	861	under procedures established and periodically reviewed by the Board of
3.13%, 02/15/2043	2,845	2,872	Directors. At the end of the period, the fair value of these securities totaled
3.13%, 08/15/2044	2,400	2,419	$1,305 or 0.13% of net assets.
3.25%, 05/31/2016	663	696	(c) Non-Income Producing Security
3.25%, 07/31/2016	50	53	(d)	Security exempt from registration under Rule 144A of the Securities Act of
3.25%, 12/31/2016	902	955	1933. These securities may be resold in transactions exempt from
3.25%, 03/31/2017	2,038	2,165	registration, normally to qualified institutional buyers. Unless otherwise
3.38%, 11/15/2019	72	78	indicated, these securities are not considered illiquid. At the end of the
3.38%, 05/15/2044	980	1,036	period, the value of these securities totaled $1,341 or 0.13% of net assets.

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
August 31, 2014

(e)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(g)	Security purchased on a when-issued basis.

Portfolio Summary (unaudited)

Sector	Percent
Government	41.45%
Mortgage Securities	31.05%
Exchange Traded Funds	24.60%
Financial	8.37%
Consumer, Non-cyclical	3.45%
Energy	3.11%
Communications	2.88%
Utilities	1.89%
Industrial	1.80%
Consumer, Cyclical	1.47%
Basic Materials	1.14%
Technology	1.06%
Asset Backed Securities	0.66%
Revenue Bonds	0.66%
General Obligation Unlimited	0.35%
Insured	0.08%
General Obligation Limited	0.02%
Diversified	0.01%
Liabilities in Excess of Other Assets, Net	(24.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

COMMON STOCKS - 53.69%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 0.36%			Engineering & Construction (continued)
Adecoagro SA (a)	21,875	$207	Obrascon Huarte Lain SA	228,100	$8,353
Archer-Daniels-Midland Co	81,434	4,060			$35,575
Bunge Ltd	50,739	4,295	Environmental Control - 0.46%
Genus PLC	8,431	157	Darling Ingredients Inc (a)	142,643	2,750
Japfa Comfeed Indonesia Tbk PT	9,088,300	1,003	Waste Connections Inc	221,100	10,847
SLC Agricola SA	116,100	896			$13,597
		$10,618
			Food - 1.39%
Automobile Manufacturers - 0.12%			Ajinomoto Co Inc	134,000	2,181
Mahindra & Mahindra Ltd	81,406	1,900	Almarai Co - Warrants (a)	80,190	1,660
Mahindra & Mahindra Ltd - Warrants (a)	68,165	1,586	Aryzta AG (a)	22,699	2,074
		$3,486	Cal-Maine Foods Inc	18,584	1,470
Beverages - 0.03%			China Mengniu Dairy Co Ltd	268,000	1,242
Mcleod Russel India Ltd - Warrants (a)	210,380	1,023	ConAgra Foods Inc	139,178	4,482
			Cosan Ltd	124,582	1,806
			Fuji Oil Co Ltd/Osaka	103,300	1,698
Building Materials - 0.21%			Hormel Foods Corp	59,690	3,025
Ainsworth Lumber Co Ltd (a)	28,914	72	Iwatsuka Confectionery Co Ltd	12,300	614
Duratex SA	670,500	3,013	JBS SA	411,600	1,859
Louisiana-Pacific Corp (a)	168,110	2,399	Kato Sangyo Co Ltd	30,400	663
Norbord Inc	32,385	687	Marfrig Global Foods SA (a)	440,700	1,500
		$6,171	Marine Harvest ASA	1	—
Chemicals - 1.28%			Saputo Inc	64,499	3,924
Agrium Inc	57,423	5,430	Sysco Corp	138,452	5,238
CF Industries Holdings Inc	16,938	4,365	Tate & Lyle PLC	257,539	2,893
China BlueChemical Ltd	3,610,000	1,779	Toyo Suisan Kaisha Ltd	52,000	1,628
Givaudan SA (a)	2,062	3,428	Tyson Foods Inc	42,835	1,630
Israel Chemicals Ltd	321,020	2,486	Want Want China Holdings Ltd	1,478,000	1,834
Koninklijke DSM NV	33,712	2,252			$41,421
Mosaic Co/The	110,708	5,287	Forest Products & Paper - 2.63%
Potash Corp of Saskatchewan Inc	65,638	2,306	Acadian Timber Corp	55,010	708
Potash Corp of Saskatchewan Inc	71,299	2,507	BillerudKorsnas AB	63,951	925
Sensient Technologies Corp	32,990	1,851	Canfor Corp (a)	238,740	5,538
Syngenta AG	3,715	1,334	Clearwater Paper Corp (a)	15,545	1,076
Tessenderlo Chemie NV (a)	47,677	1,428	Deltic Timber Corp	70,687	4,682
Uralkali OJSC	27,005	504	Empresas CMPC SA	1,839,590	4,640
Yara International ASA	64,345	3,226	Fibria Celulose SA ADR(a)	285,378	2,956
		$38,183	Holmen AB	110,880	3,540
			Interfor Corp (a)	199,723	3,057
Coal - 0.05%
Consol Energy Inc	34,222	1,379	International Paper Co	28,272	1,370
			KapStone Paper and Packaging Corp (a)	30,064	924
			Klabin SA	1,272,400	6,486
Commercial Services - 1.76%			Masisa SA	3,864,079	178
Atlantia SpA	818,300	20,809	MeadWestvaco Corp	62,955	2,707
CCR SA	1,299,000	11,699	Metsa Board OYJ	128,615	588
COSCO Pacific Ltd	3,833,800	5,371	Mondi PLC	354,145	6,084
Multi-Color Corp	35,827	1,662	PH Glatfelter Co	6,426	160
Transurban Group	1,457,993	10,983	Pope Resources a Delaware LP	34,288	2,299
Zhejiang Expressway Co Ltd	1,993,600	1,983	Portucel SA	149,117	643
		$52,507	Smurfit Kappa Group PLC	27,633	625
Consumer Products - 0.10%			Smurfit Kappa Group PLC	125,214	2,842
Kimberly-Clark Corp	27,554	2,976	Stora Enso OYJ	399,041	3,483
			Sumitomo Forestry Co Ltd	171,300	1,914
			Suzano Papel e Celulose SA	932,300	3,707
Cosmetics & Personal Care - 0.11%			Svenska Cellulosa AB SCA	218,816	5,264
Unicharm Corp	47,500	3,120	TFS Corp Ltd	707,220	1,313
			UPM-Kymmene OYJ	67,403	1,015
Electric - 0.83%			Wausau Paper Corp	51,701	471
Cia Energetica de Minas Gerais ADR	303,500	2,607	West Fraser Timber Co Ltd	140,042	7,090
GDF Suez	438,300	10,804	Western Forest Products Inc	977,254	2,211
Infraestructura Energetica Nova SAB de CV	444,400	2,675			$78,496
Origin Energy Ltd	596,800	8,662	Gas - 3.16%
		$24,748	Beijing Enterprises Holdings Ltd	1,359,600	11,715
Electronics - 0.11%			ENN Energy Holdings Ltd	1,134,300	8,005
Trimble Navigation Ltd (a)	99,332	3,304	NiSource Inc	339,600	13,472
			Sempra Energy	252,200	26,726
			Snam SpA	3,144,500	18,294
Engineering & Construction - 1.19%			Tokyo Gas Co Ltd	1,896,300	10,768
Abengoa SA	814,400	4,679	Western Gas Equity Partners LP (b)	89,900	5,389
Ferrovial SA	664,300	13,521			$94,369
Flughafen Zuerich AG (b)	13,800	9,022

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services - 0.06%			Oil & Gas (continued)
Brookdale Senior Living Inc (a)	52,900	$1,849	Bankers Petroleum Ltd (a)	77,192	$469
			Bonanza Creek Energy Inc (a)	11,670	717
			Canadian Natural Resources Ltd	15,170	661
Holding Companies - Diversified - 0.23%			Cheniere Energy Inc (a)	10,151	815
Cengage Learning Holdings II LP (a)	11,792	377
			Cimarex Energy Co	12,642	1,835
Empresas COPEC SA	208,687	2,657	Cobalt International Energy Inc (a)	38,777	595
Wharf Holdings Ltd/The	500,233	3,911	Concho Resources Inc (a)	22,667	3,220
		$6,945	Denbury Resources Inc	81,965	1,411
Home Builders - 0.25%			Devon Energy Corp	24,647	1,859
Iida Group Holdings Co Ltd	116,800	1,675	EOG Resources Inc	23,565	2,589
Lennar Corp	31,239	1,224	Genel Energy PLC (a)	33,660	486
Pulte Group Inc	70,270	1,350	Gulfport Energy Corp (a)	15,995	936
Taylor Wimpey PLC	676,240	1,289	Helmerich & Payne Inc	13,516	1,420
Toll Brothers Inc (a)	55,141	1,962	Hess Corp	13,117	1,326
		$7,500	Kodiak Oil & Gas Corp (a)	29,490	480
			Kosmos Energy Ltd (a)	32,128	322
Home Furnishings - 0.04%			Kunlun Energy Co Ltd	8,086,700	13,348
Rational AG	3,735	1,169	Laredo Petroleum Inc (a)	50,889	1,203
			Lekoil Ltd (a)	314,489	317
Iron & Steel - 0.03%			Marathon Oil Corp	46,016	1,918
Reliance Steel & Aluminum Co	12,853	899	Marathon Petroleum Corp	20,476	1,863
			MEG Energy Corp (a),(d)	6,400	228
			MEG Energy Corp (a)	26,416	941
Leisure Products & Services - 0.01%			Newfield Exploration Co (a)	18,445	827
Ardent Leisure Group	135,292	396	Noble Energy Inc	47,451	3,423
			Oasis Petroleum Inc (a)	16,856	829
Lodging - 0.04%			Occidental Petroleum Corp	13,628	1,414
Accor SA	23,796	1,157	Oil Search Ltd	58,530	530
			Patterson-UTI Energy Inc	37,259	1,287
			PDC Energy Inc (a)	20,407	1,226
Machinery - Diversified - 0.74%			Phillips 66	19,389	1,687
AGCO Corp	148,072	7,232	Pioneer Natural Resources Co	5,522	1,152
Deere & Co	99,836	8,395	Range Resources Corp	18,523	1,456
Kubota Corp	327,000	4,683	Rice Energy Inc (a)	29,312	858
Valmet OYJ	154,312	1,639	Rosetta Resources Inc (a)	24,711	1,236
		$21,949	Rowan Cos PLC	15,244	462
			Sanchez Energy Corp (a)	12,788	424
Metal Fabrication & Hardware - 0.09%
Valmont Industries Inc	18,192	2,561	SM Energy Co	5,768	514
			Southwestern Energy Co (a)	23,310	960
			Suncor Energy Inc	58,010	2,384
Mining - 0.45%			Tullow Oil PLC	36,192	439
African Rainbow Minerals Ltd	29,296	500	Valero Energy Partners LP (b)	133,117	7,096
Agnico Eagle Mines Ltd	13,621	521	Western Refining Inc	13,660	636
B2Gold Corp (a)	230,469	594	Whiting Petroleum Corp (a)	17,260	1,599
Barrick Gold Corp	28,176	518			$73,751
BHP Billiton Ltd ADR	15,975	1,096
Constellium NV (a)	35,521	1,012	Oil & Gas Services - 0.63%
Eldorado Gold Corp	157,277	1,300	Cameron International Corp (a)	38,872	2,889
First Quantum Minerals Ltd	58,021	1,303	Core Laboratories NV	7,229	1,142
Freeport-McMoRan Inc	16,420	597	Dresser-Rand Group Inc (a)	6,514	451
Glencore PLC	206,490	1,243	Dril-Quip Inc (a)	24,079	2,443
Guyana Goldfields Inc (a)	117,225	349	Flotek Industries Inc (a)	28,290	786
Guyana Goldfields Inc (a),(b),(c)	31,955	95	FMC Technologies Inc (a)	10,826	670
Ivanhoe Mines Ltd (a)	103,713	138	Halliburton Co	48,912	3,307
Kinross Gold Corp (a)	86,291	340	Independence Contract Drilling Inc (a)	30,047	346
Northern Dynasty Minerals Ltd (a)	29,655	20	National Oilwell Varco Inc	21,618	1,868
Platinum Group Metals Ltd (a)	57,507	62	Schlumberger Ltd	32,751	3,591
Randgold Resources Ltd ADR	14,895	1,254	Superior Energy Services Inc	38,574	1,383
Rio Tinto PLC ADR	22,258	1,196			$18,876
Silver Wheaton Corp	20,986	525	Packaging & Containers - 0.60%
Southern Copper Corp	11,142	366	Ball Corp	49,651	3,182
Tahoe Resources Inc (a)	19,454	498
			Crown Holdings Inc (a)	69,323	3,346
		$13,527	FP Corp	43,400	1,395
Miscellaneous Manufacturing - 0.12%			Graphic Packaging Holding Co (a)	399,470	5,109
LSB Industries Inc (a)	44,359	1,777	Huhtamaki OYJ	24,652	662
Raven Industries Inc	65,912	1,757	Mayr Melnhof Karton AG	5,119	597
		$3,534	Packaging Corp of America	44,139	3,001
			Rock-Tenn Co	11,469	564
Oil & Gas - 2.47%					$17,856
Africa Oil Corp (a)	6,686	42
Africa Oil Corp (a)	22,619	141	Pipelines - 19.30%
Anadarko Petroleum Corp	29,067	3,276	Access Midstream Partners LP	187,941	12,094
Antero Resources Corp (a)	15,461	894	Buckeye Partners LP (b)	374,636	29,596

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pipelines (continued)			REITS (continued)
DCP Midstream Partners LP (b)	276,932	$15,669	Daiwa Office Investment Corp	262	$1,385
Enbridge Inc	700,012	34,914	DDR Corp	153,022	2,788
Energy Transfer Equity LP	556,522	33,753	Duke Realty Corp	167,207	3,110
EnLink Midstream Partners LP	140,846	4,365	EPR Properties	43,560	2,479
Enterprise Products Partners LP	1,060,222	43,077	Equity One Inc	69,584	1,642
Genesis Energy LP (b)	216,498	12,059	Equity Residential	38,267	2,544
Inter Pipeline Ltd	327,200	10,918	Essex Property Trust Inc	40,010	7,740
Magellan Midstream Partners LP (b)	507,799	42,620	Extra Space Storage Inc	61,198	3,225
MarkWest Energy Partners LP	257,210	20,507	Federal Realty Investment Trust	24,336	3,037
MPLX LP (b)	178,622	10,896	Federation Centres	913,300	2,271
Oiltanking Partners LP (b)	195,138	9,579	First Industrial Realty Trust Inc	149,018	2,712
ONEOK Inc	285,701	20,056	General Growth Properties Inc	212,695	5,226
Pembina Pipeline Corp	236,840	10,883	Goodman Group	752,643	3,927
Phillips 66 Partners LP	91,632	6,781	Great Portland Estates PLC	354,978	3,874
Plains All American Pipeline LP (b)	665,408	39,878	HCP Inc	36,912	1,599
Plains GP Holdings LP	107,200	3,308	Health Care REIT Inc	44,681	3,020
Regency Energy Partners LP	341,033	11,247	Host Hotels & Resorts Inc	246,118	5,616
SemGroup Corp	128,900	11,308	Hulic Reit Inc	690	1,170
Spectra Energy Corp	1,206,510	50,263	ICADE	16,354	1,521
Sunoco Logistics Partners LP (b)	692,469	34,263	Kenedix Office Investment Corp	366	2,025
Targa Resources Partners LP	120,665	8,978	Kenedix Residential Investment Corp	489	1,267
Tesoro Logistics LP (b)	202,917	14,261	Kilroy Realty Corp	55,310	3,498
TransCanada Corp	359,400	19,314	Klepierre	77,011	3,669
Veresen Inc	318,600	5,456	Land Securities Group PLC	278,559	5,011
Western Gas Partners LP (b)	212,250	16,447	Link REIT/The	266,000	1,580
Williams Cos Inc/The	724,059	43,038	Mirvac Group	1,573,649	2,700
		$575,528	Nomura Real Estate Master Fund Inc	1,442	1,811
			Pebblebrook Hotel Trust	95,547	3,702
Publicly Traded Investment Fund - 0.01%			Plum Creek Timber Co Inc	180,675	7,341
Phaunos Timber Fund Ltd (a)	746,970	299
			Potlatch Corp	176,297	7,524
			Prologis Inc	167,653	6,864
Real Estate - 2.14%			Public Storage	21,045	3,687
Agile Property Holdings Ltd	1,244,000	976	Rayonier Inc	204,595	7,012
CapitaLand Ltd	1,070,000	2,843	Saul Centers Inc	22,771	1,135
China Resources Land Ltd	172,000	394	Scentre Group (a)	1,371,036	4,392
Citycon OYJ	358,371	1,320	Simon Property Group Inc	94,517	16,071
Fabege AB	216,539	2,849	SL Green Realty Corp	52,236	5,712
Forestar Group Inc (a)	37,668	753	Spring Real Estate Investment Trust	1,707,000	808
Hongkong Land Holdings Ltd	517,300	3,544	Strategic Hotels & Resorts Inc (a)	165,637	1,968
Hufvudstaden AB	136,992	1,821	Sunstone Hotel Investors Inc	171,125	2,493
Jones Lang LaSalle Inc	13,244	1,769	Taubman Centers Inc	31,035	2,364
Kerry Properties Ltd	419,500	1,558	Unibail-Rodamco SE	13,492	3,626
KWG Property Holding Ltd	854,500	621	Ventas Inc	85,635	5,633
LEG Immobilien AG	54,436	4,061	Vornado Realty Trust	48,299	5,113
Mitsubishi Estate Co Ltd	389,600	9,010	Washington Prime Group Inc	46,823	914
Mitsui Fudosan Co Ltd	292,000	9,318	Weingarten Realty Investors	75,205	2,574
New World Development Co Ltd	2,142,000	2,708	Wereldhave NV	30,709	2,828
Nomura Real Estate Holdings Inc	106,400	1,924	Westfield Corp	201,251	1,432
Shimao Property Holdings Ltd	622,500	1,369	Weyerhaeuser Co	276,451	9,386
Sino Land Co Ltd	338,000	597	Workspace Group PLC	202,791	2,092
Sponda OYJ	403,175	2,111			$282,008
ST Modwen Properties PLC	310,435	1,915
Sumitomo Realty & Development Co Ltd	45,000	1,745	Storage & Warehousing - 0.03%
Sun Hung Kai Properties Ltd	495,000	7,515	Safestore Holdings PLC	261,992	934
Sun Hung Kai Properties Ltd - Warrants (a),(b)	27,750	68
UNITE Group PLC/The	420,960	3,065	Telecommunications - 0.83%
		$63,854	Eutelsat Communications SA	206,500	6,889
			SBA Communications Corp (a)	160,900	17,746
REITS - 9.46%					$24,635
AEON REIT Investment Corp	1,377	1,874
American Tower Corp	370,419	36,523	Textiles - 0.05%
Apartment Investment & Management Co	99,963	3,426	Mohawk Industries Inc (a)	10,168	1,485
Astro Japan Property Group (b)	120,599	482
AvalonBay Communities Inc	37,255	5,741
Boardwalk Real Estate Investment Trust	50,275	3,184	Transportation - 1.38%
			ALL - America Latina Logistica SA	481,700	1,764
Boston Properties Inc	47,094	5,718	Genesee & Wyoming Inc (a)	55,100	5,418
Camden Property Trust	41,985	3,142	Groupe Eurotunnel SA	628,300	8,087
Canadian Real Estate Investment Trust	57,155	2,543
CapitaCommercial Trust	1,330,000	1,809	Kansas City Southern	165,600	19,104
			Koninklijke Vopak NV	51,900	2,663
CatchMark Timber Trust Inc	145,638	1,749	Teekay Corp	68,200	4,182
CBL & Associates Properties Inc	37,961	721
Corrections Corp of America	73,659	2,625			$41,218
Crown Castle International Corp	305,100	24,259
CubeSmart	166,332	3,094

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

	COMMON STOCKS (continued)	Shares Held Value (000's)				Principal

Water	- 0.94%				BONDS (continued)	Amount (000's) Value (000's)
	American Water Works Co Inc	182,500	$9,236		Sovereign - 1.08%
	Cia de Saneamento Basico do Estado de Sao	579,400	5,469		Bundesrepublik Deutschland Bundesobligation
	Paulo ADR				Inflation Linked Bond
	Pennon Group PLC	482,100	6,520		0.75%, 04/15/2018	EUR	1,359	$1,866
	United Utilities Group PLC	469,900	6,851		Deutsche Bundesrepublik Inflation Linked
			$28,076		Bond
	TOTAL COMMON STOCKS		$1,600,979		0.10%, 04/15/2023		607	842
	INVESTMENT COMPANIES - 4.48%	Shares Held Value (000's)			1.50%, 04/15/2016		11,339	15,221
					France Government Bond OAT
	Publicly Traded Investment Fund - 4.48%				0.25%, 07/25/2024		509	701
	BlackRock Liquidity Funds FedFund Portfolio	8,495,603	8,496		Italy Buoni Poliennali Del Tesoro
	JP Morgan Prime Money Market Fund	125,116,371	125,116		2.10%, 09/15/2016		1,240	1,694
			$133,612		2.35%, 09/15/2024 (d)		1,194	1,727
	TOTAL INVESTMENT COMPANIES		$133,612		2.60%, 09/15/2023		338	500
		Principal			Japanese Government CPI Linked Bond
BONDS	- 8.66%	Amount (000's) Value (000's)			0.10%, 09/10/2023	JPY	233,064	2,416
	Federal & Federally Sponsored Credit - 2.16%				New Zealand Government Bond
					3.00%, 09/20/2030 (e)	NZD	4,666	4,229
	Federal Farm Credit Banks
	0.14%, 03/29/2016 (e)	$12,000	$11,991		United Kingdom Gilt Inflation Linked
	0.15%, 10/26/2015 (e)	5,200	5,199		0.13%, 03/22/2044	GBP	1,660	3,129
	0.19%, 06/02/2016 (e)	4,000	4,003					$32,325
	0.20%, 12/02/2015 (e)	6,000	6,002		TOTAL BONDS			$258,360
	0.21%, 10/22/2015 (e)	5,500	5,503		COMMODITY INDEXED STRUCTURED	Principal
	0.26%, 04/11/2016 (e)	3,000	3,004	NOTES	- 4.43%	Amount (000's) Value (000's)
	0.27%, 06/20/2016 (e)	7,800	7,809
	0.35%, 05/01/2015 (e)	7,000	7,010	Banks	- 3.77%
					BNP Paribas SA; Dow Jones - UBS
	Federal Farm Credit Discount Notes				Commodity Index Linked Note
	0.13%, 03/18/2015 (f)	5,000	4,996		0.00%, 09/04/2015 (a),(e)		$15,400	14,849
	0.14%, 05/21/2015 (f)	8,800	8,793
					CIBC; Dow Jones - UBS Commodity Index
			$64,310		Linked Note
	Finance - Mortgage Loan/Banker - 5.40%				0.04%, 01/27/2015 (e)		8,400	8,591
	Fannie Mae				0.06%, 07/27/2015 (e)		4,200	3,529
	0.16%, 07/25/2016 (e)	7,500	7,503		0.07%, 08/31/2015 (e)		3,900	3,670
	0.17%, 08/15/2016 (e)	8,150	8,155		Deutsche Bank AG/London; Dow Jones - UBS
	0.75%, 12/19/2014	7,000	7,014		Commodity Index Linked Note
	Fannie Mae Discount Notes				0.01%, 03/02/2015 (d),(e)		11,500	11,343
	0.12%, 09/15/2014 (f)	3,000	3,000		0.01%, 08/27/2015 (d),(e)		3,900	3,670
	0.12%, 04/01/2015 (f)	7,500	7,495		JP Morgan Chase Bank NA; Dow Jones - UBS
	0.12%, 05/04/2015 (f)	8,000	7,993		Commodity Index Linked Note
	0.14%, 06/01/2015 (f)	14,000	13,985		0.13%, 12/11/2014 (d),(e)		10,100	10,982
	Federal Home Loan Bank Discount Notes				0.13%, 04/23/2015 (d),(e)		3,600	3,207
	0.12%, 05/22/2015 (f)	3,000	2,996		0.22%, 07/10/2015 (d),(e)		3,400	2,943
	0.17%, 08/03/2015 (f)	10,000	9,985		Royal Bank of Canada; Dow Jones - UBS
	Federal Home Loan Banks				Commodity Index Linked Note
	0.17%, 12/16/2015	5,000	5,002		0.04%, 03/23/2015 (d),(e)		5,500	5,314
	0.21%, , 10/01/2015 (e)	8,000	8,004		0.04%, 07/29/2015 (d),(e)		3,000	2,395
	0.22%, 08/14/2015 (e)	6,000	6,004		0.05%, 07/29/2015 (d),(e)		3,400	2,753
	0.22%, 08/19/2015(e)	3,700	3,702		0.05%, 08/31/2015 (d),(e)		7,000	6,634
	0.22%, 10/07/2015 (e)	7,500	7,505		Societe Generale SA; Dow Jones - UBS
	0.22%, 10/07/2015 (e)	5,550	5,553		Commodity Index Linked Note
					0.16%, 10/27/2014 (d),(e)		2,500	2,353
	0.22%, 12/04/2015	7,000	6,993		0.16%, 11/23/2015 (d),(e)		2,200	2,245
	0.23%, 10/15/2014	5,000	5,001		5.75%, 09/08/2015 (d),(e)		10,400	10,053
	0.34%, 02/22/2016	5,500	5,491
	0.35%, 01/28/2016	5,000	4,999		UBS AG; Dow Jones - UBS Commodity Index
	Freddie Mac				Linked Note
	0.14%, 10/16/2015 (e)	4,000	4,002		0.00%, 10/13/2015 (a),(e)		4,300	4,187
					0.00%, 10/13/2015 (a),(e)		1,800	1,736
	0.31%, 01/02/2015	5,500	5,503		0.01%, 04/27/2015 (d),(e)		4,100	3,564
	0.31%, 02/23/2015	4,800	4,804		0.02%, 09/15/2014 (e)		5,700	5,813
	0.33%, 12/29/2014	4,000	4,003		0.08%, 06/15/2015 (d),(e)		3,400	2,685
	0.63%, 12/29/2014	3,500	3,506
	Freddie Mac Discount Notes							$112,516
	0.12%, 01/23/2015 (f)	6,000	5,997
	0.16%, 08/05/2015 (f)	7,000	6,989		Sovereign - 0.66%
					Svensk Exportkredit AB; Dow Jones - UBS
			$161,184		Commodity Index Linked Note
					0.24%, 02/02/2015 (e)		18,900	19,516
Media	- 0.02%
	Clear Channel Communications Inc
	9.00%, 12/15/2019	523	541		TOTAL COMMODITY INDEXED STRUCTURED NOTES $			132,032

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

SENIOR FLOATING RATE INTERESTS -	Principal		SENIOR FLOATING RATE INTERESTS	Principal
14.92%	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Advertising - 0.29%			Commercial Services - 1.25%
Acosta Inc, Term Loan			Brand Energy & Infrastructure Services Inc,
0.00%, 08/13/2021 (e),(g)	$1,429	$1,434	Term Loan B
Advantage Sales & Marketing Inc, Delay-Draw			4.75%, 11/20/2020 (e)	$995	$994
Term Loan B-DD			Catalent Pharma Solutions Inc, Term Loan B
0.00%, 07/21/2021 (e),(g)	58	57	4.50%, 05/07/2021 (e)	5,900	5,904
Advantage Sales & Marketing Inc, Term Loan			Ceridian LLC, Term Loan B1
7.50%, 07/21/2022 (e)	1,000	1,000	4.16%, 05/09/2017 (e)	1,039	1,037
Advantage Sales & Marketing Inc, Term Loan			Ceridian LLC, Term Loan B2-EXT
B			4.50%, 05/01/2017 (e)	1,083	1,082
4.25%, 07/21/2021(e)	1,742	1,724	CHG Buyer Corp, Term Loan
Affinion Group Inc, Term Loan B			9.00%, 11/13/2020 (e)	468	474
6.75%, 10/09/2016 (e)	2,750	2,723	Harland Clarke Holdings Corp, Term Loan B3
Checkout Holding Corp, Term Loan B			7.00%, 04/26/2018 (e)	3,536	3,573
4.50%, 04/03/2021 (e)	1,750	1,719	Harland Clarke Holdings Corp, Term Loan B4
		$8,657	6.00%, 08/30/2019 (e)	988	997
			Interactive Data Corp, Term Loan B
Aerospace & Defense - 0.19%			4.75%, 04/23/2021 (e)	2,000	2,005
Accudyne Industries Borrower SCA, Term			iQor US Inc, Term Loan B
Loan			6.00%, 02/19/2021 (e)	2,905	2,716
4.00%, 12/05/2019 (e)	430	428
			Laureate Education Inc, Term Loan B
Sequa Corp, Term Loan B			5.00%, 06/16/2018 (e)	2,192	2,126
5.25%, 05/29/2017 (e)	1,215	1,188
			Millennium Laboratories LLC, Term Loan B
TransDigm Inc, Term Loan D			5.25%, 04/15/2021 (e)	3,350	3,353
3.75%, 05/21/2021 (e)	4,000	3,972
			Pharmaceutical Product Development Inc,
		$5,588	Term Loan
Airlines - 0.27%			4.00%, 12/05/2018 (e)	2,948	2,946
American Airlines Inc, Term Loan B			ServiceMaster Co LLC/The, Term Loan B
3.75%, 06/21/2019 (e)	2,970	2,950	4.25%, 06/25/2021 (e)	7,518	7,456
Delta Air Lines Inc, Term Loan B			Truven Health Analytics Inc, Term Loan B
3.25%, 04/20/2017 (e)	850	847	4.50%, 05/25/2019 (e)	2,535	2,523
Delta Air Lines Inc, Term Loan B1					$37,186
3.25%, 10/18/2018 (e)	2,463	2,438
			Computers - 0.03%
US Airways Inc, Term Loan B1			SunGard Data Systems Inc, Term Loan E
3.50%, 05/23/2019 (e)	1,980	1,960
			4.00%, 03/07/2020 (e)	872	870
		$8,195

Automobile Manufacturers - 0.08%			Consumer Products - 0.32%
Chrysler Group LLC, Term Loan B			Dell International LLC, Term Loan B
3.25%, 12/05/2018 (e)	2,488	2,462	4.50%, 03/24/2020 (e)	8,444	8,460
			Prestige Brands Inc, Term Loan B
Automobile Parts & Equipment - 0.07%			0.00%, 08/13/2021 (e),(g)	833	837
INA Beteiligungsgesellschaft mbH, Term Loan			Spectrum Brands Inc, Term Loan C
E			3.50%, 09/04/2019 (e)	106	106
3.75%, 05/12/2020 (e)	2,205	2,199			$9,403
			Distribution & Wholesale - 0.16%
Beverages - 0.13%			HD Supply Inc, Term Loan B
DE Master Blenders, Term Loan			4.00%, 06/28/2018 (e)	4,698	4,672
0.00%, 07/02/2021 (e),(g)	4,000	3,915
			Diversified Financial Services - 0.31%
Biotechnology - 0.06%			Clipper Acquisitions Corp, Term Loan B1
STHI Holding Corp, Term Loan B			3.00%, 02/06/2020 (e)	1,970	1,937
4.50%, 07/30/2021 (e)	1,750	1,744	Delos Finance Sarl, Term Loan B
			3.50%, 02/26/2021 (e)	1,500	1,489
			Home Loan Servicing Solutions Ltd, Term
Building Materials - 0.03%			Loan B
Quikrete Holdings Inc, Term Loan B			4.50%, 06/19/2020 (e)	990	978
4.00%, 09/18/2020 (e)	993	986
			Ocwen Loan Servicing LLC, Term Loan
			5.00%, 02/15/2018 (e)	1,687	1,665
Chemicals - 0.18%			RCS Capital Corp, Term Loan
Axalta Coating Systems US Holdings Inc,			6.50%, 03/29/2019 (e)	1,000	1,010
Term Loan			Walter Investment Management Corp, Term
3.75%, 02/01/2020 (e)	498	495	Loan
Minerals Technologies Inc, Term Loan			4.75%, 12/11/2020 (e)	2,212	2,158
4.00%, 04/14/2021 (e)	3,000	2,996			$9,237
Univar Inc, Term Loan B
5.00%, 06/30/2017 (e)	1,755	1,756	Electric - 0.11%
			Calpine Corp, Delay-Draw Term Loan DD
		$5,247	4.00%, 10/30/2020 (e)	1,493	1,486
			EFS Cogen Holdings I LLC, Term Loan B
			3.75%, 12/17/2020 (e)	1,837	1,833
					$3,319

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Entertainment - 0.44%			Healthcare - Services (continued)
	AMC Entertainment Inc, Term Loan B			Genesis Healthcare DE LLC, Term Loan B
	3.50%, 04/23/2020(e)	$881	$877	10.00%, 10/02/2017 (e)	$556	$565
	CCM Merger Inc, Term Loan B			Heartland Dental Care LLC, Term Loan
	0.00%, 07/30/2021 (e),(g)	1,562	1,558	5.50%, 12/21/2018 (e)	2,470	2,475
	Delta 2 Lux Sarl, Term Loan			IASIS Healthcare LLC / IASIS Capital Corp,
	0.00%, 07/29/2022 (e),(g)	2,000	2,014	Term Loan B2
	Delta 2 Lux Sarl, Term Loan B			4.50%, 05/03/2018 (e)	2,213	2,215
	4.75%, 07/30/2021(e)	4,568	4,547	LHP Operations Co LLC, Term Loan
	IMG Worldwide Holdings LLC, Term Loan B			9.00%, 06/29/2018 (e)	304	289
	5.25%, 03/19/2021 (e)	2,000	1,979	Skilled Healthcare Group Inc, Term Loan B
	Pinnacle Entertainment Inc, Term Loan B2			7.00%, 04/09/2016 (e)	459	460
	3.75%, 08/05/2020 (e)	789	785	United Surgical Partners International Inc,
	WMG Acquisition Corp, Term Loan B			Term Loan
	3.75%, 07/07/2020 (e)	1,318	1,283	4.75%, 04/03/2019 (e)	5,160	5,156
			$13,043	US Renal Care Inc, Term Loan
				4.25%, 07/03/2019 (e)	1,995	1,992
	Environmental Control - 0.02%					$22,261
	ADS Waste Holdings Inc, Term Loan B2
	3.75%, 10/09/2019 (e)	739	727	Holding Companies - Diversified - 0.27%
				Emerald Expositions Holding Inc, Term Loan
				B
Food	- 1.27%			4.75%, 06/17/2020 (e)	3,066	3,074
	Albertson's Holdings LLC, Term Loan B4
	0.00%, 08/11/2021 (e),(g)	12,000	12,025	Opal Acquisition Inc, Term Loan B
				5.00%, 11/20/2020 (e)	1,990	1,989
	Albertsons LLC, Term Loan B2
	4.75%, 05/21/2019 (e)	4,463	4,474	Travelport Finance Luxembourg Sarl, Term
				Loan B
	HJ Heinz Co, Term Loan B2			0.00%, 08/13/2021 (e),(g)	3,000	3,013
	3.50%, 03/27/2020 (e)	6,153	6,146
	Pinnacle Foods Finance LLC, Term Loan G					$8,076
	3.25%, 04/29/2020 (e)	2,175	2,147	Insurance - 0.13%
	Pinnacle Foods Finance LLC, Term Loan H			HUB International Ltd, Term Loan B
	3.25%, 04/29/2020 (e)	496	490	4.25%, 09/17/2020 (e)	993	985
	Post Holdings Inc, Term Loan B			USI Inc/NY, Term Loan B
	3.00%, 06/02/2021 (e)	1,500	1,499	4.25%, 12/27/2019 (e)	2,955	2,928
	SUPERVALU Inc, Term Loan					$3,913
	4.50%, 03/21/2019 (e)	4,456	4,423
	US Foods Inc, Term Loan B			Internet - 0.20%
	4.50%, 05/31/2019 (e)	5,318	5,308	EIG Investors Corp, Term Loan B
				5.00%, 11/09/2019 (e)	4,551	4,551
	Wilton Brands LLC, Term Loan B
	7.50%, 08/22/2018 (e)	1,350	1,277	VFH Parent LLC, Term Loan B
				5.75%, 11/05/2019 (e)	1,240	1,234
			$37,789
				Zayo Group LLC, Term Loan B
	Forest Products & Paper - 0.09%			4.00%, 06/15/2019 (e)	302	300
	Xerium Technologies Inc, Term Loan B					$6,085
	5.75%, 05/02/2019 (e)	2,554	2,563
				Investment Companies - 0.01%
				American Capital Ltd, Term Loan B
Gas	- 0.02%			3.50%, 08/22/2017 (e)	327	326
	Southcross Holdings LP, Term Loan
	6.00%, 07/29/2021 (e)	732	734
				Leisure Products & Services - 0.16%
				Bombardier Recreational Products Inc, Term
	Healthcare - Products - 0.48%			Loan B
	Carestream Health Inc, Term Loan			4.00%, 01/23/2019 (e)	2,580	2,561
	9.50%, 12/15/2019 (e)	729	737	Equinox Holdings Inc, Term Loan B
	Carestream Health Inc, Term Loan B			4.25%, 01/31/2020 (e)	1,234	1,229
	5.00%, 06/05/2019 (e)	3,686	3,690	Sabre GLBL Inc, Term Loan B2
	Kinetic Concepts Inc, Term Loan E1			4.00%, 02/19/2019 (e)	993	990
	4.00%, 05/04/2018 (e)	9,851	9,807
						$4,780
			$14,234
				Leisure Time - 0.11%
	Healthcare - Services - 0.75%			Planet Fitness, Term Loan
	Ardent Medical Services Inc, Term Loan B			4.75%, 03/26/2021 (e)	2,993	2,988
	6.75%, 05/19/2018 (e)	550	550	Sabre GLBL Inc, Term Loan C
	CHS/Community Health Systems Inc, Term			3.50%, 02/15/2018 (e)	180	179
	Loan D					$3,167
	4.25%, 01/27/2021 (e)	3,564	3,572
	CHS/Community Health Systems Inc, Term			Lodging - 0.55%
	Loan E			Boyd Gaming Corp, Term Loan B
	3.48%, 01/25/2017 (e)	33	32	4.00%, 08/07/2020 (e)	1,936	1,921
	DaVita HealthCare Partners Inc, Term Loan B			Caesars Entertainment Operating Co Inc, Term
	3.50%, 06/24/2021 (e)	1,465	1,460	Loan B6B
	Drumm Investors LLC, Term Loan			6.95%, 01/28/2015 (e)	1,209	1,132
	6.75%, 05/04/2018 (e)	3,482	3,495	CityCenter Holdings LLC, Term Loan B
				4.25%, 10/09/2020 (e)	2,273	2,270

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Lodging (continued)			Miscellaneous Manufacturing - 0.33%
Hilton Worldwide Finance LLC, Term Loan B			Gates Global LLC, Term Loan
3.50%, 09/23/2020 (e)	$7,275	$7,227	4.25%, 06/11/2021 (e)	$7,800	$7,739
Intrawest Operations Group LLC, Term Loan			Polymer Group Inc, Term Loan B
B			5.25%, 12/13/2019 (e)	2,239	2,250
5.50%, 11/26/2020 (e)	995	1,000			$9,989
MGM Resorts International, Term Loan B
3.50%, 12/13/2019 (e)	2,957	2,937	Oil & Gas - 0.52%
		$16,487	CITGO Petroleum Corp, Term Loan B
			4.50%, 07/23/2021 (e)	786	788
Machinery - Construction & Mining - 0.05%			Drillships Financing Holding Inc, Term Loan
TNT Crane & Rigging Inc, Term Loan			B1
5.50%, 11/26/2020 (e)	1,493	1,500	6.00%, 02/02/2021 (e)	3,134	3,143
			Fieldwood Energy LLC, Term Loan
			8.38%, 09/20/2020 (e)	4,787	4,891
Machinery - Diversified - 0.20%			Offshore Group Investment Ltd, Term Loan B
Gardner Denver Inc, Term Loan			5.75%, 03/22/2019 (e)	1,400	1,393
4.25%, 07/23/2020 (e)	2,726	2,721
			Pacific Drilling SA, Term Loan B
Husky International Ltd, Term Loan			4.50%, 05/18/2018 (e)	1,085	1,084
7.25%, 06/24/2022 (e)	1,000	1,000
			Samson Investment Co, Term Loan
RBS Global Inc, Term Loan B			5.00%, 09/25/2018 (e)	625	618
4.00%, 05/14/2020 (e)	2,240	2,224
			Seadrill Operating LP, Term Loan B
		$5,945	4.00%, 02/12/2021 (e)	1,393	1,368
Media- 2.40%			Seventy Seven Operating LLC, Term Loan B
Cengage Learning Acquisitions Inc, Term Loan			3.75%, 06/17/2021 (e)	1,100	1,100
EXIT			Western Refining Inc, Term Loan B
7.00%, 03/06/2020 (e)	801	806	4.25%, 11/25/2020 (e)	995	993
Charter Communications Operating LLC, Term					$15,378
Loan
0.00%, 08/12/2021 (e),(g)	1,250	1,257	Oil & Gas Services - 0.01%
			FTS International Inc, Term Loan
Clear Channel Communications Inc, Term			5.75%, 04/09/2021 (e)	362	363
Loan D-EXT
6.91%, 01/22/2019 (e)	16,455	16,201
Clear Channel Communications Inc, Term			Packaging & Containers - 0.04%
Loan E			BWAY Holding Co, Term Loan B
7.66%, 07/30/2019 (e)	2,736	2,726	5.50%, 08/07/2020 (e)	1,200	1,205
Cumulus Media Holdings Inc, Term Loan B
4.25%, 12/18/2020 (e)	10,929	10,892
Gray Television Inc, Term Loan			Pharmaceuticals - 0.71%
3.75%, 06/10/2021 (e)	667	663	BioScrip Inc, Delay-Draw Term Loan B-DD
			6.50%, 07/22/2020 (e)	313	314
MCC Iowa LLC, Term Loan G
4.00%, 08/15/2020 (e)	983	974	BioScrip Inc, Term Loan B
			6.50%, 06/05/2020 (e)	522	523
McGraw-Hill Global Education Holdings LLC,			Generic Drug Holdings Inc, Term Loan B
Term Loan			5.00%, 10/04/2019 (e)	1,188	1,188
5.75%, 03/22/2019 (e)	2,535	2,548
			Grifols Worldwide Operations USA Inc, Term
Media General Inc, Delay-Draw Term Loan B-			Loan B
DD			3.16%, 03/05/2021 (e)	1,995	1,980
4.25%, 07/30/2020 (e)	1,392	1,395
			JLL/Delta Dutch Newco BV, Term Loan B
Mediacom LLC, Term Loan			4.25%, 01/22/2021 (e)	2,000	1,984
3.75%, 06/18/2021 (e)	500	495
			Par Pharmaceutical Cos Inc, Term Loan B1
MTL Publishing LLC, Term Loan B			4.00%, 09/30/2019 (e)	1,630	1,615
3.75%, 03/05/2018 (e)	3,373	3,347
			PRA Holdings Inc, Term Loan
Numericable US LLC, Term Loan B1			4.50%, 09/18/2020 (e)	3,970	3,961
4.50%, 04/23/2020 (e)	4,289	4,303
			Quintiles Transnational Corp, Term Loan B3
Numericable US LLC, Term Loan B2			3.75%, 06/08/2018 (e)	2,494	2,472
4.50%, 04/23/2020 (e)	3,711	3,722
Springer Science+Business Media GmbH,			Valeant Pharmaceuticals International Inc,
			Term Loan BE
Term Loan B3			3.75%, 06/26/2020 (e)	5,553	5,533
4.75%, 08/14/2020 (e)	1,210	1,205
Tribune Media Co, Term Loan B			Valeant Pharmaceuticals International Inc,
4.00%, 11/20/2020 (e)	12,827	12,802	Term Loan D2
			3.75%, 02/13/2019 (e)	1,744	1,738
Virgin Media Investment Holdings Ltd, Term
Loan B					$21,308
3.50%, 02/15/2020 (e)	1,500	1,479	Pipelines - 0.02%
WideOpenWest Finance LLC, Term Loan B			Southcross Energy Partners LP, Term Loan
4.75%, 03/26/2019 (e)	3,740	3,748	5.25%, 07/29/2021 (e)	488	491
Ziggo BV, Term Loan B1
3.25%, 01/15/2022 (e)	1,849	1,812
Ziggo BV, Term Loan B2			Real Estate - 0.16%
3.25%, 01/15/2022 (e)	1,184	1,160	Capital Automotive LP, Term Loan
			6.00%, 04/18/2020 (e)	1,500	1,515
		$71,535	Capital Automotive LP, Term Loan B
			4.00%, 04/05/2019 (e)	1,070	1,068

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Real Estate (continued)			Telecommunications (continued)
	Realogy Group LLC, Term Loan B			Cincinnati Bell Inc, Term Loan B
	3.75%, 03/05/2020 (e)	$2,222	$2,211	4.00%, 08/20/2020 (e)	$993	$988
			$4,794	FairPoint Communications Inc, Term Loan B
				7.50%, 02/14/2019 (e)	3,952	4,029
REITS	- 0.04%			Intelsat Jackson Holdings SA, Term Loan B2
	Starwood Property Trust Inc, Term Loan B			3.75%, 06/30/2019 (e)	2,135	2,123
	3.50%, 04/17/2020 (e)	1,241	1,228
				Syniverse Holdings Inc, Term Loan B
				4.00%, 04/23/2019 (e)	1,939	1,920
	Retail - 0.84%			Telx Group Inc/The, Term Loan
	BJ's Wholesale Club Inc, Term Loan			7.50%, 04/03/2021 (e)	500	501
	8.50%, 03/21/2020 (e)	250	252	Telx Group Inc/The, Term Loan B
	BJ's Wholesale Club Inc, Term Loan B			4.50%, 04/03/2020 (e)	1,000	996
	4.50%, 09/26/2019 (e)	3,325	3,305	Windstream Corp, Term Loan B4
	Doosan Infracore International Inc, Term			3.50%, 01/10/2020 (e)	1,970	1,960
	Loan					$16,527
	4.50%, 05/14/2021 (e)	3,667	3,671
	Hillman Group Inc/The, Term Loan B			Transportation - 0.02%
	4.50%, 06/30/2021 (e)	750	750	CEVA Group PLC, SYNTH LOC
				0.13%, 03/19/2021 (e)	172	166
	Hudson's Bay Co, Term Loan B
	4.75%, 10/07/2020 (e)	1,850	1,863	CEVA Group PLC, Term Loan
				6.50%, 03/12/2021 (e)	249	243
	Jo-Ann Stores Inc, Term Loan			6.50%, 03/19/2021 (e)	181	176
	4.00%, 03/19/2018 (e)	1,691	1,651
				6.50%, 03/19/2021 (e)	31	30
	Michaels Stores Inc, Term Loan
	4.00%, 01/28/2020 (e)	750	745			$615
	Michaels Stores Inc, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$444,992
	3.75%, 01/24/2020 (e)	1,053	1,041	U.S. GOVERNMENT & GOVERNMENT	Principal
	New Albertsons Inc, Term Loan B			AGENCY OBLIGATIONS - 14.18%	Amount (000's) Value (000's)
	4.75%, 06/25/2021 (e)	6,654	6,614	U.S. Treasury - 1.53%
	Pilot Travel Centers LLC, Term Loan B			0.08%, 01/31/2016 (e)	$5,500	$5,500
	4.25%, 08/06/2019 (e)	980	982	0.10%, 07/31/2016 (e)	7,000	7,002
	Rite Aid Corp, Term Loan 1			0.25%, 10/31/2015	4,000	4,004
	5.75%, 07/07/2020 (e)	2,000	2,022	0.25%, 05/15/2016	6,000	5,986
	Rite Aid Corp, Term Loan 2			0.38%, 01/15/2016	6,000	6,010
	4.88%, 06/11/2021 (e)	1,500	1,504	0.38%, 01/31/2016	5,000	5,008
	Serta Simmons Holdings LLC, Term Loan B			0.50%, 06/30/2016	7,000	7,008
	4.25%, 09/19/2019 (e)	727	726	2.13%, 12/31/2015	5,000	5,124
			$25,126			$45,642

	Semiconductors - 0.42%			U.S. Treasury Inflation-Indexed Obligations - 12.65%
	Avago Technologies Cayman Ltd, Term Loan			0.13%, 04/15/2016	24,732	25,155
	B			0.13%, 04/15/2017	350	358
	3.75%, 04/16/2019 (e)	1,000	998	0.13%, 04/15/2018	34,716	35,435
	Freescale Semiconductor Inc, Term Loan B4			0.13%, 04/15/2019	23,024	23,437
	4.25%, 02/13/2020 (e)	7,256	7,228	0.13%, 01/15/2022	21,083	21,113
	Freescale Semiconductor Inc, Term Loan B5			0.13%, 07/15/2022	6,675	6,689
	5.00%, 01/15/2021 (e)	1,241	1,244	0.13%, 01/15/2023	13,463	13,372
	NXP BV, Term Loan D			0.13%, 07/15/2024	19,498	19,314
	3.25%, 01/10/2020 (e)	2,936	2,908	0.38%, 07/15/2023	31,334	31,883
			$12,378	0.63%, 07/15/2021	841	878
	Software - 0.63%			0.63%, 01/15/2024	41,975	43,437
	Applied Systems Inc, Term Loan B			0.63%, 02/15/2043	9,797	9,255
	6.75%, 01/24/2022 (e)	1,000	1,006	0.75%, 02/15/2042	8,157	7,971
	Blackboard Inc, Term Loan B3			1.13%, 01/15/2021	13,309	14,272
	4.75%, 10/04/2018 (e)	1,447	1,445	1.25%, 07/15/2020	5,836	6,323
	BMC Software Finance Inc, Term Loan B			1.38%, 07/15/2018	2,194	2,364
	5.00%, 08/07/2020 (e)	4,097	4,083	1.38%, 01/15/2020	8,633	9,353
	Ellucian Inc, Term Loan B			1.38%, 02/15/2044	16,561	18,894
	4.00%, 07/19/2018 (e)	2,375	2,363	1.75%, 01/15/2028	9,335	10,864
	Emdeon Inc, Term Loan B2			2.00%, 01/15/2026	2,924	3,459
	3.75%, 11/02/2018 (e)	2,927	2,909	2.13%, 02/15/2040	4,694	6,142
	Genesys Telecommunications Laboratories Inc,			2.13%, 02/15/2041	4,302	5,678
	Term Loan			2.38%, 01/15/2025	15,551	18,847
	4.50%, 11/04/2020 (e)	1,990	1,985	2.38%, 01/15/2027	4,928	6,085
	Infor US Inc, Term Loan B5			2.50%, 07/15/2016	8,070	8,637
	3.75%, 06/03/2020 (e)	2,995	2,969	2.50%, 01/15/2029	9,469	12,093
	Magic Newco LLC, Term Loan B			3.38%, 04/15/2032	729	1,066
	5.00%, 12/02/2018 (e)	1,980	1,985	3.63%, 04/15/2028	892	1,263
			$18,745	3.88%, 04/15/2029	9,163	13,516
						$377,153
	Telecommunications - 0.55%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
	Avaya Inc, Term Loan B6			OBLIGATIONS		$422,795
	6.50%, 03/31/2018 (e)	4,000	4,010	TOTAL PURCHASED OPTIONS - 0.01%		$398

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

TOTAL PURCHASED CAPPED OPTION - 0.00%	$2
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.01%	$338
Total Investments	$2,993,508
Liabilities in Excess of Other Assets, Net - (0.38)%	$(11,461)
TOTAL NET ASSETS - 100.00%	$2,982,047

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $95 or 0.00% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $72,096 or 2.42% of net assets.
(e)	Variable Rate. Rate shown is in effect at August 31, 2014.
(f)	Rate shown is the discount rate of the original purchase.
(g)	This Senior Floating Rate Note will settle after August 31, 2014, at which time the interest rate will be determined.

Portfolio Summary (unaudited)
Sector		Percent
Government		23.48%
Energy		23.00%
Financial		16.03%
Consumer, Non-cyclical		8.78%
Industrial		5.78%
Utilities		5.06%
Basic Materials		4.66%
Exchange Traded Funds		4.48%
Communications		4.29%
Consumer, Cyclical		3.22%
Technology		1.08%
Diversified		0.50%
Purchased Interest Rate Swaptions		0.01%
Purchased Options		0.01%
Purchased Capped Options		0.00%
Liabilities in Excess of Other Assets, Net		(0.38)%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value Appreciation/(Depreciation)
British Pound Sterling	Barclays Bank PLC	09/08/2014	1,840,000	$3,052	$3,054	$2
Euro	Bank of America NA	09/04/2014	3,000,000	4,017	3,942	(75)
Euro	Barclays Bank PLC	09/12/2014	4,065,000	5,381	5,341	(40)
Euro	BNP Paribas	09/04/2014	582,000	778	765	(13)
Euro	Deutsche Bank AG	09/12/2014	820,000	1,123	1,077	(46)
Total						$(172)

						Net Unrealized
Foreign Currency Sale ContractsCounterparty		Delivery Date	Contracts to Deliver In Exchange For		Fair Value Appreciation/(Depreciation)
British Pound Sterling	Barclays Bank PLC	10/06/2014	1,840,000	$3,051	$3,053	$(2)
British Pound Sterling	Credit Suisse	09/08/2014	923,000	1,531	1,532	(1)
British Pound Sterling	Goldman Sachs & Co	09/08/2014	917,000	1,529	1,522	7
Euro	BNP Paribas	10/06/2014	17,193,000	22,678	22,592	86
Euro	Citigroup Inc	09/12/2014	4,955,000	6,764	6,511	253
Euro	Deutsche Bank AG	09/04/2014	20,775,000	27,813	27,297	516
Japanese Yen	Barclays Bank PLC	09/04/2014	118,410,000	1,150	1,138	12
Japanese Yen	Barclays Bank PLC	10/06/2014	118,406,500	1,140	1,139	1
Japanese Yen	Citigroup Inc	09/04/2014	118,410,000	1,152	1,138	14
Japanese Yen	Citigroup Inc	10/06/2014	118,406,500	1,139	1,138	1
Japanese Yen	JP Morgan Chase	09/12/2014	171,005,000	1,687	1,644	43
New Zealand Dollar	Barclays Bank PLC	10/21/2014	4,783,000	4,172	3,981	191
Total						$1,121

Amounts in thousands except contracts

See accompanying notes.

				Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

Futures Contracts

											Unrealized
Type		Long/Short		Contracts		Notional Value			Fair Value		Appreciation/(Depreciation)
90 Day Eurodollar; December 2014			Long		265		$66,081	$		66,081	$—
90 Day Eurodollar; December 2017			Long		107		26,011			26,028	17
90 Day Eurodollar; June 2015			Short		298		74,140			74,098	42
Australia 10 Year Bond; September 2014			Long		41		4,709			4,709	—
Euro Bund 10 Year Bund Future; September 2014			Short		13		2,505			2,588	(83)
Japan 10 Year Bond TSE; September 2014			Short		13		18,178			18,271	(93)
UK 10 Year Gilt; December 2014			Short		14		2,639			2,639	—
US 10 Year Note; December 2014			Long		18		2,264			2,264	—
US 2 Year Note; December 2014			Short		18		3,941			3,943	(2)
US 5 Year Note; December 2014			Long		348		41,263			41,355	92
US Long Bond; December 2014			Short		72		10,054			10,087	(33)
US Ultra Bond; December 2014			Short		113		17,436			17,571	(135)
Total											$(195)

Amounts in thousands except contracts

Interest Rate Swaps
		(Pay)/
		Receive	Fixed			Notional			Upfront Premiums		Unrealized
Counterparty (Issuer)Floating Rate Index Floating Rate			Rate	Expiration Date		Amount	Fair Value		Paid/(Received)		Appreciation/(Depreciation)
Barclays Bank PLC US CPI Urban		Receive	2.07%	03/10/2018		$7,960		$105		$—	$105
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC US CPI Urban		Pay	1.85%	03/10/2016		7,960		(100)		—	(100)
	Consumers
	NAS(CPURNSA)
Total								$5		$—	$5

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed			Notional
	Floating Rate Index	Floating Rate	Rate	Expiration Date		Amount	Fair Value		Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	1.54%	08/01/2018		$1,100		$(3)	$		(3)
	3 Month LIBOR	Receive	3.58%	03/03/2044		900		(94)			(94)
	3 Month LIBOR	Receive	3.58%	03/03/2044		900		(94)			(94)
	3 Month LIBOR	Receive	1.56%	11/30/2018		25,200		53			52
	3 Month LIBOR	Receive	2.62%	07/02/2024		4,700		(59)			(59)
	3 Month LIBOR	Receive	2.96%	08/14/2044	GBP	790		(51)			(51)
	3 Month LIBOR	Receive	2.95%	08/14/2044		540		(34)			(34)
	6 Month GBP	Receive	2.83%	08/29/2044		1,270		(25)			(25)
	LIBOR
Total								$(307)	$		(308)

Amounts in thousands

Interest Rate Swaptions
			Pay/
			Receive						Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise		Expiration	Notional		Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount		Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 30 Year Interest	Barclays Bank PLC	3 Month	Pay	3.35%		05/16/2017 $	2,780		$149	$249	$100
Rate Swap		LIBOR
Call - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	1.65%		09/08/2014	11,100		50	2	(48)
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.35%		05/16/2017	2,780		149	87	(62)
Rate Swap		LIBOR
Total									$348	$338	$(10)

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

Interest Rate Swaptions (continued)
						Pay/
						Receive						Upfront
	Written Swaptions			Floating Rate		Floating		Exercise	Expiration		Notional	Premiums			Fair		Unrealized
	Outstanding	Counterparty (Issuer)		Index		Rate		Rate	Date		Amount )		Paid/(Received)		Value		Appreciation/(Depreciation
	Call - 10 Year Interest	Barclays Bank PLC		3 Month		Receive		2.80%	02/24/2015 $		10,300		$(126	) $	(257	) $	(131)
	Rate Swap			LIBOR
	Put - 10 Year Interest	Barclays Bank PLC		3 Month		Pay		2.80%	02/24/2015		10,300		(126)		(8)		118
	Rate Swap			LIBOR
	Put - 10 Year Interest	Barclays Bank PLC		3 Month		Pay		3.20%	07/01/2015		11,700		(215)		(134)		81
	Rate Swap			LIBOR
	Total												$(467	) $	(399	) $	68

	Amounts in thousands
Options

									Upfront Premiums								Unrealized
	Purchased Options Outstanding		Exercise Price			Expiration Date			Contracts		Paid/(Received)		Fair Value		Appreciation/(Depreciation)
	Call - US Long Bond Future;			$141.00		09/29/2014			83	$		67			$71		$4
	December 2014
	Call - US Long Bond Future;			$140.00		09/29/2014			28			24			36		12
	December 2014
	Put - 90 Day Eurodollar Future;			$97.00		10/10/2014			444			62			39		(23)
	December 2017
	Put - EUR versus USD		EUR	1.32		09/05/2014		3,065,000				7			27		20
	Put - EUR versus USD		EUR	1.32		09/05/2014		3,080,000				7			27		20
Put	- Euro-Bobl Future; December 2014			$98.75		12/15/2014			558			90			66		(24)
	Put - US 10 Year Note Future; December $			122.50		09/29/2014			149			75			5		(70)
	2014
	Put - US Long Bond Future;			$137.00		09/29/2014			47			21			13		(8)
	December 2014
	Put - US Long Bond Future;			$138.00		09/29/2014			83			41			39		(2)
	December 2014
	Put - USD versus EUR		EUR	1.34		10/06/2014		2,725,000				14			75		61
	Total								$			408	$398				$(10)

	Amounts in thousands except contracts
Purchased Capped Option
												Upfront
		Counterparty		Strike				Expiration			Notional	Premiums					Unrealized
	Description	(Issuer)		Index		Exercise Index		Date			Amount	Paid/(Received)			Fair Value		Appreciation/(Depreciation)
	Floor - Eurostat	Barclays Bank PLC 0.15%			Max	(0, 0	% -	11/19/2015		EUR	3,280	$7			$2		$(5)
	Eurozone HICP ex					CPTFEMU)
	Tobacco NSA
	Total											$7			$2		$(5)

	Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS - 49.61%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.16%			Automobile Manufacturers (continued)
Dentsu Inc	2,751	$112	Hino Motors Ltd	26,200	$372
Gendai Agency Inc	5,800	37	Honda Motor Co Ltd	26,900	913
Interpublic Group of Cos Inc/The (a)	42,817	837	Isuzu Motors Ltd	50,443	349
Moshi Moshi Hotline Inc	7,700	76	Kia Motors Corp	489	30
Omnicom Group Inc (a)	18,726	1,348	Mitsubishi Motors Corp	21,100	240
Tri-Stage Inc	2,800	32	Oshkosh Corp (a)	9,434	469
WPP PLC	23,353	490	PACCAR Inc	21,764	1,367
		$2,932	Tata Motors Ltd ADR (a)	5,900	284
			Toyota Motor Corp ADR	2,628	300
Aerospace & Defense - 1.28%			Volvo AB - B Shares	354,541	4,239
Alliant Techsystems Inc (a)	530	67
B/E Aerospace Inc (b)	63,929	5,417			$12,528
Boeing Co/The (a)	12,110	1,536	Automobile Parts & Equipment - 0.73%
Esterline Technologies Corp (a),(b)	4,185	491	Aisan Industry Co Ltd	17,400	143
Exelis Inc (a)	11,182	192	Aisin Seiki Co Ltd	11,052	409
General Dynamics Corp (a)	12,390	1,527	Allison Transmission Holdings Inc	54,341	1,667
IHI Corp	61,769	291	Autoliv Inc (a)	1,900	197
Jamco Corp	10,300	181	Bridgestone Corp	1,636	56
L-3 Communications Holdings Inc (a)	14,058	1,546	Continental AG (a)	1,060	227
Lockheed Martin Corp (a)	14,313	2,490	Daikyonishikawa Corp	7,800	248
Moog Inc (b)	4,705	334	Dana Holding Corp	9,165	213
Northrop Grumman Corp (a)	29,254	3,722	Delphi Automotive PLC (a)	7,600	529
Raytheon Co (a)	15,165	1,460	Denso Corp	13,750	597
Rockwell Collins Inc (a)	16,308	1,255	Exedy Corp	14,200	393
Rolls-Royce Holdings PLC (b)	27,577	468	Goodyear Tire & Rubber Co/The (a)	35,415	920
Safran SA	8,073	529	Hyundai Mobis Co Ltd	519	151
Spirit AeroSystems Holdings Inc (b)	2,000	77	Johnson Controls Inc (a)	21,593	1,054
TransDigm Group Inc	3,310	622	JTEKT Corp	8,856	141
United Technologies Corp (a)	16,360	1,767	Keihin Corp	20,000	283
		$23,972	Koito Manufacturing Co Ltd	4,767	130
			KYB Co Ltd	101,300	478
Agriculture - 0.25%			Lear Corp (a)	4,900	496
Altria Group Inc (a)	11,981	516	Musashi Seimitsu Industry Co Ltd	3,900	88
Archer-Daniels-Midland Co (a)	30,620	1,527	NOK Corp	12,100	261
Astra Agro Lestari Tbk PT	2,800	6	Pirelli & C. SpA (a)	12,813	196
British American Tobacco PLC ADR	1,327	157	Sumitomo Electric Industries Ltd	26,930	395
Bunge Ltd (a)	2,100	178	Tachi-S Co Ltd	17,949	271
IOI Corp Bhd	19,400	30	Tenneco Inc (b)	10,998	705
Lorillard Inc	18,197	1,086	Tokai Rika Co Ltd	17,300	344
Philip Morris International Inc (a)	12,377	1,059	Topre Corp	5,700	87
Reynolds American Inc (a)	200	12	Toyoda Gosei Co Ltd	21,800	415
Swedish Match AB	3,062	102	Toyota Boshoku Corp	31,900	349
		$4,673	Toyota Industries Corp	11,460	551
			TRW Automotive Holdings Corp (b)	3,550	342
Airlines - 0.49%
Alaska Air Group Inc (a)	10,242	475	TS Tech Co Ltd	19,050	511
			Visteon Corp (a),(b)	2,200	223
American Airlines Group Inc	141,885	5,521	WABCO Holdings Inc (a),(b)	4,900	506
Delta Air Lines Inc	20,043	793
Deutsche Lufthansa AG (a)	16,466	286			$13,576
JetBlue Airways Corp (b)	42,590	521
Korean Air Lines Co Ltd (b)	2,895	104	Agricultural Banks - 1.57% Bank of China Ltd	248,000	115
Southwest Airlines Co (a)	32,761	1,049	Associated Banc-Corp (a)	2,400	44
Spirit Airlines Inc (b)	100	7	Banca Monte dei Paschi di Siena SpA (a),(b)	133,502	201
United Continental Holdings Inc (b)	8,113	386	Banca Popolare dell'Emilia Romagna SC (b)	18,935	159
		$9,142	Banco Bradesco SA ADR(a)	13,340	243
Apparel - 0.10%			Banco de Credito e Inversiones	113	6
Asics Corp	10,457	214	Banco do Brasil SA	7,200	112
Hanesbrands Inc (a)	2,269	233	Banco Popolare SC (a),(b)	3,384	53
Hugo Boss AG	294	41	Banco Santander Brasil SA/Brazil	183	1
Iconix Brand Group Inc (a),(b)	16,290	678	Banco Santander Brasil SA/Brazil ADR (a)	31,440	216
Michael Kors Holdings Ltd (a),(b)	5,710	458	Banco Santander SA (a)	37,307	372
			BancorpSouth Inc (a)	200	4
Moncler SpA	8,427	132
Nike Inc (a)	2,400	189	Bangkok Bank PCL	7,100	46
			Bank Handlowy w Warszawie SA (a)	300	11
VF Corp	100	6
		$1,951	Bank Negara Indonesia Persero Tbk PT	164,000	75
			Bank of America Corp (a)	60,809	978
Automobile Manufacturers - 0.67%			Bank of China Ltd (a)	454,000	211
China Motor Corp	31,000	30	Bank of Communications Co Ltd	33,000	24
Daihatsu Motor Co Ltd	10,390	178	Bank of Hawaii Corp (a)	6,890	400
Dongfeng Motor Group Co Ltd	42,000	78	Bank of New York Mellon Corp/The	1,000	39
Fiat SpA (b)	17,399	170	Bank Rakyat Indonesia Persero Tbk PT	88,100	83
Ford Motor Co (a)	141,017	2,455	Bank Zachodni WBK SA (a)	383	44
Fuji Heavy Industries Ltd	12,350	352	Bankinter SA (a)	10,461	87
General Motors Co (a)	20,155	702	BB&T Corp (a)	17,591	657

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Beverages (continued)
BOK Financial Corp	11,078	$746	Kirin Holdings Co Ltd	31,650	$424
CaixaBank SA	10,917	66	Molson Coors Brewing Co	15,762	1,166
Capital One Financial Corp (a)	4,600	377	Monster Beverage Corp (a),(b)	13,350	1,180
Cathay General Bancorp	400	10	PepsiCo Inc (a)	5,375	497
China CITIC Bank Corp Ltd	48,000	30	Suntory Beverage & Food Ltd	3,480	128
China Construction Bank Corp (a)	363,000	270	Treasury Wine Estates Ltd	276,666	1,324
China Merchants Bank Co Ltd	13,500	26			$20,200
Citigroup Inc	17,958	928
Compartamos SAB de CV	44,400	96	Biotechnology - 0.80%
			Alexion Pharmaceuticals Inc (b)	2,100	356
Credicorp Ltd	300	47	Alnylam Pharmaceuticals Inc (b),(c)	8,941	623
Cullen/Frost Bankers Inc	2,920	229	Amgen Inc (a)	7,181	1,001
Danske Bank A/S (a)	74,869	2,108
			Arena Pharmaceuticals Inc (b)	60,436	249
DNB ASA (a)	19,412	363
			Biogen Idec Inc (a),(b),(c)	5,789	1,986
East West Bancorp Inc (a)	1,200	42
			Celgene Corp (a),(b)	16,060	1,525
Eighteenth Bank Ltd/The	46,000	123
Fifth Third Bancorp (a)	4,302	88	Charles River Laboratories International Inc	2,695	159
			(a),(b)
First Republic Bank/CA	11,248	550	Gilead Sciences Inc (a),(b)	24,586	2,644
FirstRand Ltd	16,638	67	Illumina Inc (b)	2,540	456
Fulton Financial Corp (a)	16,000	184
			Incyte Corp (b)	5,970	324
Goldman Sachs Group Inc/The (a)	1,163	208
			Innate Pharma SA (b)	14,485	167
Grupo Financiero Inbursa SAB de CV	5,700	17	Medivation Inc (a),(b)	1,600	146
Higashi-Nippon Bank Ltd/The	32,000	85	Regeneron Pharmaceuticals Inc (b)	2,400	841
HSBC Holdings PLC ADR	3,200	173	United Therapeutics Corp (a),(b)	20,710	2,440
Huntington Bancshares Inc/OH (a)	4,500	44
			Vertex Pharmaceuticals Inc (b)	21,476	2,010
ICICI Bank Ltd ADR	800	43
Industrial & Commercial Bank of China Ltd (a)	430,000	285			$14,927
Itau Unibanco Holding SA ADR(a)	14,707	265	Building Materials - 0.63%
JP Morgan Chase & Co (a),(c)	39,982	2,377	Ainsworth Lumber Co Ltd (b)	106,601	266
Jyske Bank A/S (a),(b)	1,552	85	Buzzi Unicem SpA (a)	4,775	73
KeyCorp (a)	28,473	388	Cemex SAB de CV ADR(a),(b)	3,328	44
Krung Thai Bank PCL	71,950	53	Daikin Industries Ltd	2,014	139
M&T Bank Corp (a)	17,751	2,195	Geberit AG	29	10
Malayan Banking Bhd	25,300	81	Headwaters Inc (b)	3,800	49
MB Financial Inc	2	—	HeidelbergCement AG (a)	5,827	441
Mitsubishi UFJ Financial Group Inc	322,558	1,859	Holcim Ltd (b)	19,378	1,542
Morgan Stanley	2,447	84	Indocement Tunggal Prakarsa Tbk PT	12,200	25
Nordea Bank AB	12,376	162	Lafarge SA (a)	10,081	773
Northern Trust Corp (a)	3,957	274	Lennox International Inc (a)	21,025	1,761
Oita Bank Ltd/The	25,000	94	Louisiana-Pacific Corp (b)	19,610	280
PacWest Bancorp	1	—	Martin Marietta Materials Inc	2,920	382
PNC Financial Services Group Inc/The (a)	29,739	2,520	Masco Corp (a)	112,441	2,640
Regions Financial Corp (a)	15,471	157	Norbord Inc	76,948	1,633
Shinsei Bank Ltd	328,000	691	Owens Corning Inc	25,650	923
Signature Bank/New York NY (a),(b)	4,780	566	Rinnai Corp	562	50
Skandinaviska Enskilda Banken AB	16,367	214	Sanwa Holdings Corp	47,452	347
State Bank of India Ltd	504	41	Sika AG	79	299
Sumitomo Mitsui Financial Group Inc	33,415	1,352	Vulcan Materials Co	1,400	89
SunTrust Banks Inc (a)	17,357	661
					$11,766
Swedbank AB	5,399	138
Synovus Financial Corp (a)	10,830	262	Chemicals - 1.86%
Taiwan Business Bank (b)	735	—	Aica Kogyo Co Ltd	6,185	148
Tochigi Bank Ltd/The	29,000	119	Air Products & Chemicals Inc	71,055	9,465
Tokyo Tomin Bank Ltd/The	17,900	211	Akzo Nobel NV (a)	66,628	4,711
Turkiye Halk Bankasi AS	3,227	24	Albemarle Corp (a)	2,995	190
Turkiye Vakiflar Bankasi Tao	36,192	83	Ashland Inc	400	43
Unione di Banche Italiane SCpA (a)	39,856	312	Brenntag AG (a)	3,819	203
Wells Fargo & Co (a)	52,275	2,689	Cabot Corp (a)	2,000	110
Yamanashi Chuo Bank Ltd/The	23,000	103	Celanese Corp (a)	500	31
		$29,446	CF Industries Holdings Inc (a)	600	155
			China BlueChemical Ltd	44,000	22
Beverages - 1.08%			Cytec Industries Inc (a)	900	93
AMBEV SA ADR	17,200	125	Dow Chemical Co/The (a)	40,637	2,177
Anheuser-Busch InBev NV	6,401	714	Eastman Chemical Co	800	66
Anheuser-Busch InBev NV ADR	69,891	7,812	Ecolab Inc	2,775	319
Arca Continental SAB de CV	16,362	120	EMS-Chemie Holding AG	30	13
Asahi Group Holdings Ltd	9,110	287	Fujimi Inc	11,900	182
Carlsberg A/S (a)	1,202	110	Givaudan SA (b)	261	434
Coca-Cola Co/The (a)	42,215	1,761	Hitachi Chemical Co Ltd	25,200	469
Coca-Cola Enterprises Inc (a)	38,024	1,817	International Flavors & Fragrances Inc	100	10
Diageo PLC	41,703	1,231	JSR Corp	22,600	393
Diageo PLC ADR	5,071	608	Kansai Paint Co Ltd	4,029	64
Dr Pepper Snapple Group Inc (a)	13,612	857	Koninklijke DSM NV (a)	1,148	77
Fomento Economico Mexicano SAB de CV	400	39	LANXESS AG	1,480	92
ADR

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Chemicals (continued)			Commercial Services (continued)
Linde AG	292	$58	SEI Investments Co (a),(c)	27,636	$1,047
Lonza Group AG (b)	2,506	287	Total System Services Inc (a)	92,715	2,916
LyondellBasell Industries NV (a)	14,359	1,642	Towers Watson & Co (a)	6,943	761
Methanex Corp	6,810	455	United Rentals Inc (b)	2,440	287
Mitsubishi Gas Chemical Co Inc	117,100	758	Verisk Analytics Inc (a),(b)	3,000	193
Mitsui Chemicals Inc	148,640	439	Western Union Co/The (a)	50,650	885
Mosaic Co/The (a)	58,568	2,797	Zhejiang Expressway Co Ltd	10,000	10
Nippon Shokubai Co Ltd	14,600	177			$26,212
Nitto Denko Corp	9,200	482
Platform Specialty Products Corp (b)	33,605	918	Computers - 1.94%
PPG Industries Inc (a)	2,230	459	Accenture PLC - Class A	17,574	1,425
			Apple Inc (a)	67,170	6,885
Praxair Inc (c)	11,432	1,504
			Arcam AB (b)	7,762	212
Rayonier Advanced Materials Inc (a)	7,401	246
			Brocade Communications Systems Inc (a)	67,676	714
Rockwood Holdings Inc (a)	17,427	1,411
			Cadence Design Systems Inc (b),(c)	79,938	1,410
RPM International Inc (a)	2,400	113
Sasol Ltd ADR(a)	3,200	187	Chicony Electronics Co Ltd	6,171	20
			Cognizant Technology Solutions Corp (a),(b)	3,900	178
Sherwin-Williams Co/The (a)	3,015	658
			Computer Sciences Corp (a)	28,538	1,706
Sinopec Shanghai Petrochemical Co Ltd (a)	669,000	223
			DST Systems Inc (a)	2,700	251
Solvay SA	415	65
Sumitomo Bakelite Co Ltd	76,720	312	DTS Corp	2,300	50
Symrise AG	2,930	157	EMC Corp/MA	17,740	524
Tokyo Ohka Kogyo Co Ltd	15,178	411	Ferrotec Corp	24,300	167
			FleetMatics Group PLC (b)	4,385	144
Tronox Ltd	11,338	344
Ube Industries Ltd/Japan	58,000	98	Fujitsu Ltd	124,201	853
			Hewlett-Packard Co (a)	74,268	2,822
Valspar Corp/The (a)	1,346	109
			IHS Inc (b)	20,709	2,950
Wacker Chemie AG	4,960	591
Westlake Chemical Corp (a)	900	87	Indra Sistemas SA	1,134	17
			Infosys Ltd ADR(a)	2,600	155
WR Grace & Co (a),(b)	879	87
			International Business Machines Corp (a)	15,467	2,974
Yara International ASA (a)	3,770	189
		$34,731	Inventec Corp	158,000	124
			Itochu Techno-Solutions Corp	7,800	347
Coal - 0.01%			Jack Henry & Associates Inc (a)	800	46
Adaro Energy Tbk PT	504,200	57	Japan Digital Laboratory Co Ltd	7,000	129
Indo Tambangraya Megah Tbk PT	2,700	6	Lite-On Technology Corp	15,226	25
Jastrzebska Spolka Weglowa SA (b)	507	5	Melco Holdings Inc	7,900	172
Peabody Energy Corp (a)	4,333	69	MICROS Systems Inc (a),(b)	15,565	1,058
		$137	Mobile Create Co Ltd	6,600	59
			NCR Corp (a),(b)	22,522	769
Commercial Services - 1.40%			NET One Systems Co Ltd	31,700	198
Aaron's Inc	887	23	NetApp Inc (a)	61,696	2,601
Adecco SA (b)	336	26
ADT Corp/The (a)	14,590	538	Obic Co Ltd	15,133	519
			Riverbed Technology Inc (b)	25,153	474
Aeon Delight Co Ltd	6,500	160	Roland DG Corp	1,392	59
Apollo Education Group Inc (a),(b)	42,207	1,172
			SanDisk Corp	7,379	723
Atlantia SpA	748	19	SCSK Corp	25,796	738
Automatic Data Processing Inc (a)	9,378	783
			Seagate Technology PLC	17,570	1,099
Booz Allen Hamilton Holding Corp	1,203	27	Stratasys Ltd (b)	4,575	549
Career Education Corp (a),(b)	81,800	449
			Synopsys Inc (a),(b)	10,831	443
Cintas Corp	600	40	Teradata Corp (a),(b)	37,150	1,697
Convergys Corp (a)	1,100	21
			Western Digital Corp (a)	7,618	785
CoreLogic Inc/United States (a),(b)	2,994	85
			Wipro Ltd ADR (a)	19,325	231
CoStar Group Inc (b)	6,287	910
DeVry Education Group Inc (a)	11,460	492	Zuken Inc	6,900	68
Equifax Inc (a)	800	63			$36,370
Estacio Participacoes SA	6,500	85	Consumer Products - 0.09%
FleetCor Technologies Inc (a),(b)	3,000	431	Avery Dennison Corp (a)	2,600	125
Gartner Inc (a),(b)	1,800	134	Husqvarna AB	20,646	157
H&R Block Inc (a)	7,113	239	Jarden Corp (a),(b)	7,570	452
Hertz Global Holdings Inc (b)	257,163	7,599	Kimberly-Clark Corp (a)	1,400	151
KAR Auction Services Inc	900	27	Samsonite International SA	220,510	761
Kroton Educacional SA	3,600	108	Spectrum Brands Holdings Inc	100	9
Leidos Holdings Inc	1,275	48	Unilever Indonesia Tbk PT	10,100	27
Live Nation Entertainment Inc (a),(b)	7,800	171			$1,682
Manpowergroup Inc (a)	27,231	2,112
MasterCard Inc (a)	11,580	878	Cosmetics & Personal Care - 0.22%
McGraw Hill Financial Inc (a),(c)	10,484	851	Artnature Inc	7,800	237
			Avon Products Inc (a)	100,591	1,412
Monster Worldwide Inc (b)	130,713	754
Moody's Corp	5,742	537	Beiersdorf AG	173	15
			Colgate-Palmolive Co (a)	1,000	65
OHL Mexico SAB de CV (b)	4,800	14
Outsourcing Inc	9,800	151	Kao Corp	3,065	132
Quanta Services Inc (b)	3,492	127	Kose Corp	4,419	193
Randstad Holding NV (a)	1,160	56	Pigeon Corp	5,582	330
RR Donnelley & Sons Co (a)	46,260	817	Pola Orbis Holdings Inc	3,543	140
Securitas AB	15,146	166

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Cosmetics & Personal Care (continued)			Electric (continued)
Procter & Gamble Co/The (a)	18,525	$1,540	Cia Energetica de Minas Gerais ADR	9,420	$81
		$4,064	Cleco Corp	2,467	139
			CMS Energy Corp	897	27
Distribution & Wholesale - 0.43%			Consolidated Edison Inc (a)	1,400	81
Arrow Electronics Inc (a),(b)	7,007	436
			DTE Energy Co (a)	3,800	297
Doshisha Co Ltd	2,200	40	Duke Energy Corp (a)	10,550	781
Fossil Group Inc (a),(b)	4,992	505
			E.ON SE (a)	19,045	347
Genuine Parts Co (a)	975	86
			Edison International (a)	4,700	278
HD Supply Holdings Inc (b)	103,861	2,884
			Endesa SA (a)	7,366	274
Ingram Micro Inc (a),(b)	17,758	512
			Enel SpA (a)	60,975	323
LKQ Corp (b)	45,860	1,302
			EnerNOC Inc (b)	39,694	780
Mitsubishi Corp ADR	6,278	259	Enersis SA ADR	2,400	41
Mitsui & Co Ltd ADR	890	291	Entergy Corp (a)	2,400	186
SK Networks Co Ltd (b)	1,772	17
			Exelon Corp (a)	4,670	156
Tomoe Engineering Co Ltd	12,800	212	FirstEnergy Corp (a)	37,730	1,292
WESCO International Inc (b)	14,773	1,241
			Fortum OYJ (a)	3,545	89
Yamazen Corp	10,300	78	Hawaiian Electric Industries Inc	100	2
Yondoshi Holdings Inc	11,017	223	Huaneng Power International Inc	12,000	14
		$8,086	Iberdrola SA (a)	31,112	229
Diversified Financial Services - 1.07%			Integrys Energy Group Inc (a)	10,419	707
Affiliated Managers Group Inc (a),(b)	1,225	259	Korea Electric Power Corp	3,965	166
American Express Co (a)	19,403	1,737	MDU Resources Group Inc (a)	2,131	67
Ameriprise Financial Inc (a)	3,570	448	OGE Energy Corp	1,700	64
Artisan Partners Asset Management Inc	1,700	94	Pepco Holdings Inc	40,890	1,127
BlackRock Inc (a)	22,012	7,275	PG&E Corp	400	19
Bolsas y Mercados Espanoles SA	893	37	PGE SA (a)	37,330	254
CBOE Holdings Inc (a)	3,000	159	Pinnacle West Capital Corp (a)	8,100	461
CME Group Inc/IL	3,020	231	PNM Resources Inc	3,400	89
Credit Saison Co Ltd	18,482	368	Public Service Enterprise Group Inc (a)	4,414	165
CTBC Financial Holding Co Ltd	48,000	35	Red Electrica Corp SA	931	78
Discover Financial Services (a)	3,230	201	Southern Co/The (a)	4,050	180
E*Trade Financial Corp (a),(b)	51,630	1,149	Tauron Polska Energia SA (a)	25,270	39
Ellie Mae Inc (b)	14,963	536	Tenaga Nasional BHD	51,600	203
Fannie Mae (b)	82,495	321	Terna Rete Elettrica Nazionale SpA (a)	28,166	145
FNF Group (a)	1,000	28	UIL Holdings Corp (a)	27,470	1,023
Freddie Mac (b)	85,219	326	Xcel Energy Inc	1,100	35
Fubon Financial Holding Co Ltd	70,248	115			$14,355
GAM Holding AG (b)	1,843	36
			Electrical Components & Equipment - 0.37%
Henderson Group PLC	98,497	380	Acuity Brands Inc	18,518	2,294
IBJ Leasing Co Ltd	11,300	278	Belden Inc	300	22
Ichiyoshi Securities Co Ltd	10,800	130	Brother Industries Ltd	12,351	240
Invesco Ltd	7,590	310	Capstone Turbine Corp (b)	429,766	537
Investec Ltd	9,834	89	Casio Computer Co Ltd	16,016	280
Jaccs Co Ltd	26,000	152	Delta Electronics Inc	7,000	49
Kenedix Inc	42,800	191	Emerson Electric Co (a)	11,287	722
Kyokuto Securities Co Ltd	4,600	79	Energizer Holdings Inc (a)	1,000	121
Legg Mason Inc (a)	26,584	1,311
LPL Financial Holdings Inc (a)	1,741	85	Fujikura Ltd	26,000	127
			Funai Electric Co Ltd	21,700	237
Mirae Asset Securities Co Ltd	573	27	Generac Holdings Inc (b)	9,300	433
Mitsubishi UFJ Lease & Finance Co Ltd	58,800	314	Nidec Corp	7,432	475
NASDAQ OMX Group Inc/The (a)	13,516	588
			Osram Licht AG (b)	969	41
Navient Corp (a)	15,400	276
			Prysmian SpA (a)	8,926	181
Ocwen Financial Corp (b)	526	15
			SunPower Corp (b)	21,086	806
Outerwall Inc (b)	6,622	390
			Ushio Inc	25,100	281
Partners Group Holding AG	89	23	W-Scope Corp (b)	7,312	53
Pocket Card Co Ltd	23,500	155			$6,899
Raymond James Financial Inc (a)	11,253	615
RMB Holdings Ltd	7,545	40	Electronics - 1.17%
Samsung Card Co Ltd	999	48	Agilent Technologies Inc (a)	20,383	1,165
Shinhan Financial Group Co Ltd	1,670	87	Alps Electric Co Ltd	12,327	199
Taishin Financial Holding Co Ltd	83,549	42	Anritsu Corp	40,900	348
Visa Inc (a)	1,740	370	Avnet Inc (a)	4,486	200
Waddell & Reed Financial Inc (a)	6,380	348	Dai-ichi Seiko Co Ltd	6,600	127
Zenkoku Hosho Co Ltd	14,680	394	Dainippon Screen Manufacturing Co Ltd	119,000	659
		$20,092	Flextronics International Ltd (a),(b)	83,400	921
			FLIR Systems Inc	1,200	41
Electric - 0.77%			Futaba Corp/Chiba	7,000	108
AES Corp/VA (a)	168,829	2,563
			Gentex Corp/MI (a)	33,620	994
Alliant Energy Corp	700	41	Hamamatsu Photonics KK	3,014	143
Ameren Corp (a)	29,630	1,185
American Electric Power Co Inc (a)	4,400	236	Hon Hai Precision Industry Co Ltd	53,984	185
			Honeywell International Inc (a)	800	76
Centrais Eletricas Brasileiras SA	3,300	12	Hosiden Corp	34,700	189
China Resources Power Holdings Co Ltd	26,000	79	Hoya Corp	5,224	169

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electronics (continued)			Environmental Control (continued)
Itron Inc (a),(b)	900	$38	Waste Management Inc (a)	83,085	$3,903
Jabil Circuit Inc (a)	28,443	614			$6,181
Japan Display Inc (b)	45,800	232
Kaga Electronics Co Ltd	3,390	43	Food - 0.96%
			Aryzta AG (b)	2,117	193
Keyence Corp	310	133
Kinsus Interconnect Technology Corp	14,000	59	BIM Birlesik Magazalar AS	3,711	87
			BRF SA ADR(a)	3,500	93
Koninklijke Philips NV (a)	17,564	537
			Campbell Soup Co (a)	15,329	687
LG Display Co Ltd ADR(a)	9,000	155
			Chr Hansen Holding A/S (a)	35	1
Measurement Specialties Inc (b)	212	18
			Cia Brasileira de Distribuicao ADR(a)	2,200	112
Mitsumi Electric Co Ltd	52,100	428
Murata Manufacturing Co Ltd	1,926	184	Colruyt SA	809	39
Nichicon Corp	35,700	261	Delhaize Group SA	1,377	96
Nippon Ceramic Co Ltd	9,700	150	Distribuidora Internacional de Alimentacion	8,899	75
PerkinElmer Inc (a)	900	40	SA (a)
Rexel SA	27,281	543	Ebro Foods SA	3,325	67
Star Micronics Co Ltd	11,300	159	Greencore Group PLC	65,496	289
			Gruma SAB de CV (b)	2,600	30
TE Connectivity Ltd (a)	15,124	948
Tech Data Corp (a),(b)	4,000	270	Grupo Bimbo SAB de CV	11,719	37
Thermo Fisher Scientific Inc (a)	1,337	161	Grupo Lala SAB de CV	7,600	20
			Hershey Co/The (a)	9,541	872
Tokyo Seimitsu Co Ltd	16,500	277	Hormel Foods Corp (a)	300	15
Toshiba Corp	153,000	675
Tyco International Ltd (a)	218,189	9,735	Indofood Sukses Makmur Tbk PT	63,800	38
			Ingredion Inc (a)	17,205	1,372
Vishay Intertechnology Inc	7,200	115	JM Smucker Co/The (a)	1,890	194
Yaskawa Electric Corp	14,200	183	Kesko OYJ (a)	4,164	152
Yokogawa Electric Corp	40,000	464
		$21,946	Kikkoman Corp	7,734	170
			Koninklijke Ahold NV (a)	16,218	277
Energy - Alternate Sources - 0.05%			Kraft Foods Group Inc	17,484	1,030
GCL-Poly Energy Holdings Ltd (b)	2,081,680	749	Lindt & Spruengli AG - PC	3	16
SolarCity Corp (b)	1,382	95	MEIJI Holdings Co Ltd	2,403	198
		$844	Mondelez International Inc (a)	161,921	5,860
			Nestle SA	3,971	308
Engineering & Construction - 0.50%			Nutreco NV (a)	6,000	231
Acciona SA (b)	1,425	114
			Pilgrim's Pride Corp (b)	4,348	130
ACS Actividades de Construccion y Servicios	7,509	316	Safeway Inc (a)	39,774	1,383
SA (a)
AECOM Technology Corp (a),(b)	84,976	3,215	Seven & I Holdings Co Ltd	4,680	188
			Tyson Foods Inc (a)	74,703	2,844
Airports of Thailand PCL	13,600	101	Unilever NV - NY shares	15,998	666
Bilfinger SE	1,178	90	Uni-President Enterprises Corp	65,725	120
COMSYS Holdings Corp	12,221	234	WhiteWave Foods Co/The (b)	300	11
Enka Insaat ve Sanayi AS	26,345	66	Yaoko Co Ltd	2,721	163
Ferrovial SA (a)	6,690	136
Flughafen Zuerich AG (d)	29	19			$18,064
Fluor Corp (a)	1,900	140	Food Service - 0.01%
Foster Wheeler AG	45,920	1,499	Compass Group PLC	13,326	217
Hochtief AG (a)	1,509	120
Jacobs Engineering Group Inc (b)	19,319	1,041
KBR Inc (a)	18,200	401	Forest Products & Paper - 0.07%
Koninklijke Boskalis Westminster NV (a)	1,583	91	Domtar Corp	2,211	82
			Fibria Celulose SA ADR(b)	2,500	26
Kyowa Exeo Corp	4,883	67	Holmen AB	436	14
Multiplan Empreendimentos Imobiliarios SA	200	5	International Paper Co (a)	4,800	233
Nippon Densetsu Kogyo Co Ltd	5,051	85	MeadWestvaco Corp (a)	125	5
Skanska AB	9,545	198	Stora Enso OYJ (a)	20,258	177
TAV Havalimanlari Holding AS	16,046	133

Tecnicas Reunidas SA	86	5	UPM-Kymmene Svenska Cellulosa OYJ AB SCA (a)	16,074 21,990	242 529
URS Corp (a)	17,269	1,046
			Veritiv Corp (a),(b)	90	4
Yumeshin Holdings Co Ltd	23,300	196
		$9,318			$1,312
			Gas - 0.24%
Entertainment - 0.12%			Atmos Energy Corp (a)	14,610	739
Avex Group Holdings Inc	5,100	84	CenterPoint Energy Inc (a)	2,483	62
Bally Technologies Inc (a),(b)	10,104	801
Cinemark Holdings Inc (a)	3,200	113	China Gas Holdings Ltd	46,000	82
			Enagas SA (a)	13,578	453
DHX Media Ltd	61,430	430	Gas Natural SDG SA (a)	1,763	54
International Game Technology (a)	41,274	696
			National Fuel Gas Co (a)	3,990	305
Madison Square Garden Co/The (b)	600	40
SeaWorld Entertainment Inc	1,400	29	NiSource Inc	1,250	50
			Perusahaan Gas Negara Persero Tbk PT	108,000	53
		$2,193	Sempra Energy	1,000	106
Environmental Control - 0.33%			Shizuoka Gas Co Ltd	11,900	79
Clean Harbors Inc (b)	24,636	1,491	Snam SpA (a)	4,643	27
Republic Services Inc (a)	4,767	187	Tokyo Gas Co Ltd ADR	7,684	174
Stericycle Inc (a),(b)	4,960	590	UGI Corp	39,818	2,109
Waste Connections Inc	200	10	Vectren Corp (a)	2,100	86

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Gas (continued)			Home Builders (continued)
WGL Holdings Inc	2,000	$87	Hyundai Development Co-Engineering &	1,331	$54
		$4,466	Construction
			Iida Group Holdings Co Ltd	14,037	201
Hand & Machine Tools - 0.12%			KB Home	75,512	1,340
Asahi Diamond Industrial Co Ltd	10,000	141	Lennar Corp	25,224	988
DMG Mori Seiki Co Ltd	52,600	664	NVR Inc (b)	1,761	2,066
Fuji Electric Co Ltd	16,964	82	Pulte Group Inc (a),(c)	127,443	2,450
Regal-Beloit Corp	1,000	71	West Holdings Corp	6,300	87
SMC Corp/Japan	601	157			$8,327
Snap-on Inc (a)	1,200	150
Stanley Black & Decker Inc (a)	9,568	875	Home Furnishings - 0.25%
THK Co Ltd	5,800	138	Alpine Electronics Inc	3,800	61
		$2,278	Electrolux AB	10,260	261
			Harman International Industries Inc (a)	4,517	520
Healthcare - Products - 0.68%			Hoshizaki Electric Co Ltd	3,900	190
Alere Inc (b)	1,900	67
			La-Z-Boy Inc (a)	7,270	155
Asahi Intecc Co Ltd	5,200	243	Matsushita Electric Industrial Co Ltd	9,471	116
Baxter International Inc (a)	4,370	328
			Whirlpool Corp (a)	21,857	3,344
Becton Dickinson and Co	700	82			$4,647
Boston Scientific Corp (a),(b)	158,271	2,007
Bruker BioSciences Corp (a),(b)	2,100	42	Housewares - 0.01%
CareFusion Corp (a),(b)	7,000	321	Newell Rubbermaid Inc (a)	4,096	137
Coloplast A/S (a)	2,067	172	Toro Co	300	19
Cooper Cos Inc/The (a)	200	33	Turkiye Sise ve Cam Fabrikalari AS	9,404	13
Covidien PLC	28,874	2,507			$169
CR Bard Inc (a)	4,019	597
Edwards Lifesciences Corp (a),(b)	3,890	386	Insurance - 2.32%
Hill-Rom Holdings Inc (a)	4,800	210	ACE Ltd	19,639	2,088
			Aegon NV (a)	23,661	187
Hologic Inc (a),(b)	78,877	1,962
			Aflac Inc (a)	7,008	429
IDEXX Laboratories Inc (b)	200	25
			Alleghany Corp (b),(c)	1,795	774
Medtronic Inc (a)	21,209	1,354
			Allied World Assurance Co Holdings AG (a)	2,458	91
Nihon Kohden Corp	2,356	131	Allstate Corp/The (a)	1,100	68
Olympus Corp (b)	3,114	111
			American Financial Group Inc/OH (a)	4,900	294
Paramount Bed Holdings Co Ltd	4,160	128	American International Group Inc (c)	39,038	2,188
QIAGEN NV (b)	3,300	80
			Aon PLC (a)	27,872	2,429
Smith & Nephew PLC ADR	1,850	161	Arthur J Gallagher & Co (a)	4,100	194
Straumann Holding AG	442	108	Aspen Insurance Holdings Ltd (a)	47,910	2,037
Stryker Corp (a)	13,250	1,104
			Assurant Inc (a)	24,930	1,664
Teleflex Inc	600	66
Thoratec Corp (a),(b)	2,600	65	Assured Guaranty Ltd	21,136	510
			Axis Capital Holdings Ltd (a)	2,600	125
Topcon Corp	8,487	198
Zimmer Holdings Inc (a)	2,200	219	Baloise Holding AG	239	31
			Berkshire Hathaway Inc - Class B (b)	6,722	923
		$12,707	Brown & Brown Inc (a)	2,600	85
Healthcare - Services - 0.71%			Dai-ichi Life Insurance Co Ltd/The	30,400	436
Acadia Healthcare Co Inc (b)	11,497	589	Delta Lloyd NV (a)	3,304	80
Aetna Inc (a)	11,800	969	Dongbu Insurance Co Ltd	1,530	92
Centene Corp (a),(b)	1,200	94	Endurance Specialty Holdings Ltd	800	46
Cigna Corp (a)	13,622	1,289	Everest Re Group Ltd (a)	1,200	197
CMIC Holdings Co Ltd	8,900	172	Fairfax Financial Holdings Ltd	1,965	905
Covance Inc (a),(b)	5,395	447	First American Financial Corp (a)	18,900	536
DaVita HealthCare Partners Inc (a),(b)	2,583	193	Genworth Financial Inc (a),(b)	7,409	105
Envision Healthcare Holdings Inc (b)	51,342	1,877	Gjensidige Forsikring ASA (a)	2,961	62
HCA Holdings Inc (a),(b)	7,000	489	Hannover Rueck SE	787	65
Health Net Inc/CA (a),(b)	10,700	505	Hanover Insurance Group Inc/The (a)	2,373	151
Humana Inc (a)	5,200	669	Hanwha Life Insurance Co Ltd	10,423	72
Laboratory Corp of America Holdings (a),(b)	18,863	2,023	Hartford Financial Services Group Inc/The	2,700	100
Message Co Ltd	6,000	211	HCC Insurance Holdings Inc (a)	2,671	134
Quest Diagnostics Inc (a)	6,790	429	ING Groep NV (b)	201,595	2,774
Rhoen Klinikum AG (a)	7,205	226	Liberty Holdings Ltd	9,473	116
UnitedHealth Group Inc	19,314	1,674	Loews Corp (a)	1,066	47
Universal Health Services Inc (a)	3,393	388	Markel Corp (b)	2,956	1,950
WellPoint Inc (a)	8,769	1,022	Marsh & McLennan Cos Inc (a)	49,050	2,605
		$13,266	Mediolanum SpA (a)	22,635	169
			Mercury General Corp (a)	6,700	343
Holding Companies - Diversified - 0.02%			MetLife Inc (a)	56,060	3,069
Alfa SAB de CV	37,200	120	MMI Holdings Ltd/South Africa	8,140	21
GEA Group AG	1,497	68	Muenchener Rueckversicherungs AG	1,199	241
Leucadia National Corp (a)	4,362	109
			Navigators Group Inc/The (a),(b)	3,890	250
Remgro Ltd	1,378	31	Old Republic International Corp (a)	103,120	1,583
WL Ross Holding Corp (b)	11,600	126
			PartnerRe Ltd	800	89
		$454	Porto Seguro SA	9,800	146
Home Builders - 0.44%			ProAssurance Corp (a)	469	22
DR Horton Inc	52,619	1,141	Progressive Corp/The (a)	21,481	537

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Iron & Steel (continued)
Protective Life Corp	20,200	$1,402	ThyssenKrupp AG (b)	200,391	$5,579
Prudential Financial Inc (a)	23,480	2,106	Tokyo Steel Manufacturing Co Ltd	66,100	379
Reinsurance Group of America Inc (a)	9,752	810	Toyo Kohan Co Ltd	18,000	100
RenaissanceRe Holdings Ltd (a)	23,525	2,409	United States Steel Corp	13,351	516
Sampo Oyj (a)	3,842	189	Vale SA ADR(a)	2,000	23
Samsung Fire & Marine Insurance Co Ltd	129	35	Yamato Kogyo Co Ltd	23,250	770
Sanlam Ltd	8,786	54	Yodogawa Steel Works Ltd	12,000	52
Schweizerische National-Versicherungs-	7,571	677			$10,447
Gesellschaft AG
Sony Financial Holdings Inc	34,840	558	Leisure Products & Services - 0.12%
Swiss Life Holding AG (b)	2,089	527	Carnival Corp	565	22
Swiss Re AG (b)	3,544	291	Harley-Davidson Inc	19,986	1,270
T&D Holdings Inc	91,448	1,136	HIS Co Ltd	7,205	215
			Polaris Industries Inc (a)	317	46
Tokio Marine Holdings Inc	17,075	521	Royal Caribbean Cruises Ltd (a)	7,100	453
Torchmark Corp (a)	8,485	463
Travelers Cos Inc/The (a)	2,372	225	Shimano Inc	1,368	163
Unum Group (a)	5,100	185	TUI AG	8,366	122
White Mountains Insurance Group Ltd	1,168	741			$2,291
		$43,389	Lodging - 0.20%
			Boyd Gaming Corp (b)	22,795	243
Internet - 1.76%			Nippon View Hotel Co Ltd (b)	2,290	36
Amazon.com Inc (a),(b)	4,453	1,510
			Wyndham Worldwide Corp (a),(c)	23,063	1,866
Angie's List Inc (b),(c)	57,187	439
			Wynn Resorts Ltd (a)	8,526	1,645
AOL Inc (b)	28,210	1,219
Bankrate Inc (b)	2,790	39			$3,790
Constant Contact Inc (b)	2,293	71	Machinery - Construction & Mining - 0.03%
COOKPAD Inc	7,600	252	Mitsubishi Electric Corp	39,170	491
CyberAgent Inc	13,412	460	Modec Inc	4,200	115
Dena Co Ltd	20,600	257			$606
Digital Garage Inc	8,900	157
eBay Inc (a),(b)	61,026	3,387	Machinery - Diversified - 0.25%
en-japan Inc	8,000	172	AGCO Corp	500	24
Expedia Inc (a)	2,238	192	Amada Co Ltd	8,300	78
F5 Networks Inc (a),(b)	13,537	1,681	Bucher Industries AG	21	6
Facebook Inc (b)	39,005	2,918	Cummins Inc (a)	576	84
Google Inc - A Shares (a),(b),(c)	878	511	Daifuku Co Ltd	13,300	158
Google Inc - C Shares (a),(b),(c)	5,292	3,025	Deere & Co (a)	8,020	674
Groupon Inc (a),(b)	293,088	1,993	Denyo Co Ltd	15,500	224
Gurunavi Inc	5,126	81	Eagle Industry Co Ltd	5,100	106
IAC/InterActiveCorp (a)	17,688	1,231	Fuji Machine Manufacturing Co Ltd	21,500	205
Infomart Corp	12,200	216	Hisaka Works Ltd	10,700	94
Internet Initiative Japan Inc	6,000	126	IDEX Corp	9,720	748
Kakaku.com Inc	5,000	78	Kubota Corp	25,400	364
Monitise PLC (b)	378,646	309	Makino Milling Machine Co Ltd	89,710	667
NAVER Corp	193	147	Metso OYJ	466	18
Netflix Inc (b)	4,067	1,943	OC Oerlikon Corp AG (b)	33,206	471
Optimal Payments PLC (b)	59,555	478	Rheinmetall AG (a)	689	37
Pandora Media Inc (a),(b)	26,181	708	Rockwell Automation Inc	500	58
Priceline Group Inc/The (a),(b),(c)	2,435	3,030	Toshiba Machine Co Ltd	50,000	222
Proto Corp	6,500	97	Tsubakimoto Chain Co	9,400	80
Rakuten Inc	59,124	766	Wabtec Corp/DE	867	72
Splunk Inc (a),(b)	1,560	84	Zebra Technologies Corp (b)	700	55
Symantec Corp (a)	55,954	1,358	Zuiko Corp	5,030	253
Tencent Holdings Ltd	18,000	293			$4,698
United Internet AG	2,840	123	Media - 2.57%
Web.com Group Inc (b)	16,524	313
			AMC Networks Inc (a),(b)	8,380	524
Yahoo Japan Corp	111,600	450	Axel Springer SE	1,716	102
Yahoo! Inc (a),(b)	17,812	686
Yelp Inc (b)	26,305	2,168	BEC World PCL	12,600	19
			Cablevision Systems Corp (a)	109,578	2,028
		$32,968	CBS Corp (a)	3,298	196
Iron & Steel - 0.56%			Comcast Corp - Class A (a)	130,218	7,127
Acerinox SA (a)	7,209	111	DIRECTV (a),(b)	19,201	1,660
Aichi Steel Corp	13,000	50	Discovery Communications Inc - A Shares	4,504	197
Chubu Steel Plate Co Ltd	10,400	53	(a),(b)
Commercial Metals Co (a)	15,700	271	Discovery Communications Inc - C Shares (a),(b)	4,504	193
Fortescue Metals Group Ltd	103,246	403	DISH Network Corp (a),(b)	136,407	8,841
Gerdau SA ADR(a)	12,500	72	FactSet Research Systems Inc	7,210	919
Hitachi Metals Ltd	33,135	566	Gannett Co Inc (a)	100	3
Japan Steel Works Ltd/The	69,000	298	Graham Holdings Co (a)	400	287
Nucor Corp (a)	8,913	484	Grupo Televisa SAB ADR	1,900	70
Reliance Steel & Aluminum Co (a)	6,300	441	John Wiley & Sons Inc	400	24
Salzgitter AG	1,063	40	Journal Communications Inc (a),(b)	15,090	150
Steel Dynamics Inc (a)	10,300	239	Liberty Global PLC - A Shares (b)	20,474	894

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Miscellaneous Manufacturing (continued)
Liberty Global PLC - C Shares (b)	55,504	$2,327	Parker-Hannifin Corp (a)	3,338	$386
Naspers Ltd	1,159	148	Pentair PLC (a)	7,130	486
New York Times Co/The	2,600	32	Polypore International Inc (b)	8,496	381
News Corp (a),(b)	36,570	645	Shin-Etsu Polymer Co Ltd	15,000	84
Nielsen NV	37,025	1,740	Siemens AG ADR	1,245	156
Nippon Television Holdings Inc	37,900	583	SPX Corp (a)	9,456	983
ProSiebenSat.1 Media AG	9,180	368	Sulzer AG	769	102
Sky Deutschland AG (b)	54,931	486	Tenma Corp	14,700	230
Thomson Reuters Corp	1,600	61	Tokai Rubber Industries Ltd	17,900	170
Time Inc (a),(b)	1,504	36	Trelleborg AB	7,255	139
Time Warner Cable Inc (a)	33,667	4,980	Trinity Industries Inc	2,300	111
Time Warner Inc (a)	111,325	8,576	Wartsila OYJ Abp (a)	27,289	1,373
Tribune Media Co (b)	2,079	159			$16,545
TV Asahi Holdings Corp	36,400	629
Viacom Inc (a)	44,630	3,621	Office & Business Equipment - 0.15%
Walt Disney Co/The (a)	1,800	162	Canon Inc ADR	1,933	63
Wolters Kluwer NV (a)	9,219	255	Canon Inc	22,400	731
		$48,042	Pitney Bowes Inc	847	23
			Seiko Epson Corp	3,093	157
Metal Fabrication & Hardware - 0.07%			Xerox Corp (a)	126,299	1,744
Aurubis AG	4,971	245			$2,718
Hyosung Corp	502	39
Maruichi Steel Tube Ltd	7,300	194	Oil & Gas - 2.79%
			Anadarko Petroleum Corp (a),(c)	17,733	1,999
Neturen Co Ltd	6,900	50	Apache Corp (a)	2,400	244
NSK Ltd	3,887	52	Athlon Energy Inc (b)	13,000	605
Timken Co/The (a)	7,600	344
TimkenSteel Corp (a)	1,824	87	BG Group PLC	77,112	1,537
Valmont Industries Inc	400	56	Cabot Oil & Gas Corp	16,685	560
			Chesapeake Energy Corp (a)	46,850	1,274
Worthington Industries Inc (a)	3,950	160
			Chevron Corp (a),(c)	12,460	1,613
		$1,227	China Petroleum & Chemical Corp ADR(a)	1,710	173
Mining - 0.17%			Cimarex Energy Co (a)	911	132
African Rainbow Minerals Ltd	3,651	62	CNOOC Ltd ADR(a)	500	100
AngloGold Ashanti Ltd ADR (b)	10,600	182	Cobalt International Energy Inc (a),(b)	127,305	1,954
Barrick Gold Corp	37,946	698	ConocoPhillips (a)	20,700	1,681
Boliden AB	10,634	169	Denbury Resources Inc (a)	8,130	140
Cameco Corp	14,739	288	Devon Energy Corp (a)	31,036	2,340
Cia de Minas Buenaventura SAA ADR	700	10	Diamondback Energy Inc (b)	4,200	363
Compass Minerals International Inc	4,220	376	Energen Corp (a)	2,058	166
Grupo Mexico SAB de CV	1,300	5	Eni SpA (a)	16,367	409
Industrias Penoles SAB de CV	540	14	EOG Resources Inc (a)	5,362	589
KGHM Polska Miedz SA	1,291	53	Exxon Mobil Corp (a)	42,216	4,199
Korea Zinc Co Ltd	237	98	Gazprom OAO ADR	29,788	213
Koza Altin Isletmeleri AS	8,533	92	Grupa Lotos SA (a),(b)	3,419	32
Mitsubishi Materials Corp	182,000	614	Helmerich & Payne Inc (a)	1,400	147
Nippon Coke & Engineering Co Ltd	63,900	70	Hess Corp (a)	17,188	1,738
Northam Platinum Ltd (b)	2,219	9	HollyFrontier Corp (a)	4,760	238
OSAKA Titanium Technologies Co Ltd	4,000	97	Imperial Oil Ltd	26,240	1,397
Rio Tinto PLC ADR	5,817	313	Inpex Corp	58,681	841
Southern Copper Corp	600	20	Japan Petroleum Exploration Co	12,300	479
Umicore SA	1,572	76	Karoon Gas Australia Ltd (b)	135,461	480
		$3,246	Kodiak Oil & Gas Corp (a),(b)	39,757	647
			Kosmos Energy Ltd (b)	2,500	25
Miscellaneous Manufacturing - 0.88%			Laredo Petroleum Inc (b)	25,035	592
3M Co (a)	7,230	1,041
AO Smith Corp (a)	5,566	273	Lukoil OAO ADR	1,755	98
			Marathon Oil Corp (a)	35,158	1,466
Barnes Group Inc (c)	7,355	252
			Marathon Petroleum Corp (a)	26,104	2,376
Carlisle Cos Inc (a)	1,900	158
			Murphy Oil Corp (a)	15,051	940
Crane Co (a)	2,800	195
			Murphy USA Inc (b)	3,400	185
Danaher Corp	61,675	4,725	Nabors Industries Ltd (a)	29,741	809
Dover Corp (a)	1,578	139
			Neste Oil OYJ (a)	12,589	246
Eaton Corp PLC (a),(c)	21,381	1,493
			Newfield Exploration Co (a),(b)	4,727	212
FUJIFILM Holdings Corp	11,935	360	NOVATEK OAO	335	34
General Electric Co (a)	35,260	916
			Occidental Petroleum Corp (a),(c)	17,467	1,811
Glory Ltd	8,400	254	Paragon Offshore PLC (a),(b)	3,383	32
Harsco Corp	372	9	Patterson-UTI Energy Inc (a)	25,180	870
Illinois Tool Works Inc (a)	2,150	190
			PetroChina Co Ltd ADR (a)	700	99
Ingersoll-Rand PLC (a)	6,600	397
			Petroleo Brasileiro SA ADR(a)	12,800	266
ITT Corp (a)	6,500	311
			Phillips 66 (a)	36,490	3,175
Konica Minolta Inc	5,025	55	Pioneer Natural Resources Co (c)	22,448	4,684
Largan Precision Co Ltd	3,000	249	Polskie Gornictwo Naftowe i Gazownictwo SA	45,772	70
Nikkiso Co Ltd	16,500	196	(a)
Orkla ASA (a)	5,012	45
			PTT Exploration & Production PCL	20,000	103
Pall Corp	8,136	686	Reliance Industries Ltd (e)	2,177	72

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Repsol SA (a)	7,068	$176	Galenica AG	63	$60
Rosneft OAO	4,308	26	GlaxoSmithKline PLC ADR	9,327	458
SandRidge Energy Inc (b)	8,547	45	Johnson & Johnson (a)	51,118	5,303
SK Holdings Co Ltd	535	85	Kobayashi Pharmaceutical Co Ltd	823	53
SM Energy Co (a)	17,950	1,599	Mallinckrodt PLC (b)	4	—
Southwestern Energy Co (a),(b)	49,914	2,055	McKesson Corp (a)	8,126	1,585
Statoil ASA (a)	15,178	427	Meda AB	22,853	307
Statoil ASA ADR	5,983	170	Merck & Co Inc (a),(c)	103,867	6,243
Suncor Energy Inc	26,478	1,088	Merck KGaA	4,125	360
Surgutneftegas OAO ADR	6,174	43	Mylan Inc/PA (a),(b)	22,780	1,107
Tatneft OAO ADR	2,125	79	Nippon Shinyaku Co Ltd	13,462	428
Unit Corp (a),(b)	2,201	145	Novartis AG	4,732	425
Valero Energy Corp (a)	20,470	1,108	Omnicare Inc (a)	35,460	2,262
Whiting Petroleum Corp (a),(b)	2,887	268	Ono Pharmaceutical Co Ltd	11,615	1,039
WPX Energy Inc (a),(b)	7,253	193	Orion OYJ (a)	2,032	80
YPF SA ADR	7,280	241	Pfizer Inc (a)	162,268	4,769
		$52,203	Portola Pharmaceuticals Inc (b)	17,058	476
			Roche Holding AG ADR	10,744	392
Oil & Gas Services - 0.56%			Roche Holding AG	8,873	2,591
Baker Hughes Inc (a)	28,621	1,979
			Salix Pharmaceuticals Ltd (b)	3,915	623
Basic Energy Services Inc (a),(b)	16,150	391
Cameron International Corp (a),(b)	15,937	1,185	Sanofi ADR	5,555	304
Dril-Quip Inc (b)	200	20	Santen Pharmaceutical Co Ltd	1,740	100
			Shionogi & Co Ltd	38,679	911
Fred Olsen Energy ASA	898	21	Shire PLC ADR	10,318	2,521
Halliburton Co (a),(c)	36,121	2,442
Helix Energy Solutions Group Inc (a),(b)	9,743	266	Sihuan Pharmaceutical Holdings Group Ltd	154,000	103
McDermott International Inc (b)	42,150	303	Sino Biopharmaceutical Ltd	240,000	221
National Oilwell Varco Inc (a)	2,300	199	Takeda Pharmaceutical Co Ltd	22,800	1,042
			TESARO Inc (b)	5,315	157
NOW Inc (b)	900	30
			TherapeuticsMD Inc (b),(d)	230,566	1,280
Oceaneering International Inc (a)	1,900	132
			TherapeuticsMD Inc (b),(d),(f),(g)	15,388	85
Oil States International Inc (a),(b)	2,000	129
Petroleum Geo-Services ASA (a)	8,263	62			$74,313
Superior Energy Services Inc (a)	41,884	1,502	Pipelines - 0.08%
Targa Resources Corp	100	14	Kinder Morgan Inc/DE (a)	37,050	1,492
Trican Well Service Ltd	121,275	1,752	ONEOK Inc	600	42
		$10,427	Spectra Energy Corp	300	12

Packaging & Containers - 0.34%					$1,546
Ball Corp (a)	22,269	1,427	Publicly Traded Investment Fund - 0.15%
Bemis Co Inc (a)	6,542	267	iShares MSCI Germany ETF	43,340	1,253
Berry Plastics Group Inc (b)	2,629	63	Nomura TOPIX Exchange Traded Fund	24,390	304
Crown Holdings Inc (a),(b)	7,400	357	WisdomTree Japan Hedged Equity Fund	23,581	1,176
Owens-Illinois Inc (a),(b)	43,767	1,348			$2,733
Packaging Corp of America	10,170	692
Rock-Tenn Co (a)	3,200	157	Real Estate - 0.45%
Sealed Air Corp (a)	29,494	1,065	Aeon Mall Co Ltd	4,000	87
Silgan Holdings Inc (c)	11,040	556	Agile Property Holdings Ltd	4,000	3
Sonoco Products Co (a)	9,750	401	BR Malls Participacoes SA	2,200	23
		$6,333	BR Properties SA	700	5
			Bumi Serpong Damai PT	38,800	5
Pharmaceuticals - 3.97%			CBRE Group Inc (a),(b)	130,135	4,136
Abbott Laboratories (a)	25,708	1,086	China Overseas Land & Investment Ltd	20,000	56
AbbVie Inc (a)	10,440	577	China Resources Land Ltd	10,000	23
Actavis PLC (b)	28,869	6,553	Country Garden Holdings Co Ltd	19,000	8
Actelion Ltd (b)	4,332	532	Emlak Konut Gayrimenkul Yatirim Ortakligi	7,174	9
Acucela Inc (b)	3,900	32	AS
Alkermes PLC (a),(b)	1,700	76	Evergrande Real Estate Group Ltd	23,000	10
Allergan Inc/United States (a)	30,208	4,944	Franshion Properties China Ltd	16,000	4
AmerisourceBergen Corp (a)	3,280	254	Guangzhou R&F Properties Co Ltd	3,600	4
Astellas Pharma Inc	16,705	241	Howard Hughes Corp/The (a),(b)	900	143
AstraZeneca PLC ADR	27,821	2,115	Jones Lang LaSalle Inc (a)	10,801	1,443
AstraZeneca PLC	17,016	1,298	Kennedy-Wilson Holdings Inc	24,696	645
Bayer AG (a)	1,347	181	Leopalace21 Corp (b)	97,900	563
Bayer AG ADR	3,692	496	Lippo Karawaci Tbk PT	63,500	6
Bristol-Myers Squibb Co (a),(c)	156,956	7,950	Longfor Properties Co Ltd	7,000	9
Cardinal Health Inc (a)	60,506	4,459	Mitsubishi Estate Co Ltd	26,180	606
Chugai Pharmaceutical Co Ltd	4,570	145	Realogy Holdings Corp (b)	9,837	401
Daiichi Sankyo Co Ltd	27,600	488	Redefine Properties Ltd	14,262	13
Dr Reddy's Laboratories Ltd ADR	500	25	Relo Holdings Inc	3,182	216
Eisai Co Ltd	11,260	470	Ruentex Development Co Ltd	3,000	5
Eli Lilly & Co (a)	26,621	1,692	Shimao Property Holdings Ltd	7,500	17
Endo International PLC (a),(b)	20,220	1,288	Shui On Land Ltd	18,500	5
Express Scripts Holding Co (a),(b)	55,228	4,083	Sino-Ocean Land Holdings Ltd	8,000	5
Furiex Pharmaceuticals Inc - Rights (a),(b),(d),(f)	4,411	43	SOHO China Ltd	4,500	4

See accompanying notes.			94

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Real Estate (continued)			Retail (continued)
UEM Sunrise Bhd	8,300	$5	PetSmart Inc	900	$64
Yuexiu Property Co Ltd	20,000	4	President Chain Store Corp	8,000	61
		$8,463	PVH Corp (a)	23,585	2,754
			Rite Aid Corp (a),(b)	56,888	354
REITS - 0.76%			Ross Stores Inc (a)	3,500	264
American Realty Capital Healthcare Trust Inc	85,281	935	Ryohin Keikaku Co Ltd	3,112	350
Capstead Mortgage Corp (a)	166,790	2,205
			Sears Holdings Corp (a),(b)	5,300	184
Corio NV (a)	6,000	323
			Shimamura Co Ltd	3,300	297
Daiwa Office Investment Corp	36	190	Signet Jewelers Ltd (a)	6,885	811
Equity Residential (a)	5,910	393
			Staples Inc (a)	153,489	1,793
Essex Property Trust Inc	4	1	Starbucks Corp (a)	4,502	350
Fibra Uno Administracion SA de CV	10,500	38	Sugi Holdings Co Ltd	1,085	45
General Growth Properties Inc	69,230	1,701	Tiffany & Co	4,516	456
Getty Realty Corp (a)	16,670	313
			Tim Hortons Inc	34,951	2,811
GLP J-Reit	182	218	TJX Cos Inc/The (a)	47,145	2,810
Government Properties Income Trust (a)	13,220	318
			Tsuruha Holdings Inc	9,133	499
Growthpoint Properties Ltd	10,935	26	Tuesday Morning Corp (b)	22,135	389
HCP Inc (a)	7,530	326
			Ulta Salon Cosmetics & Fragrance Inc (a),(b)	600	58
Highwoods Properties Inc (a)	9,030	384
Host Hotels & Resorts Inc (a)	12,333	281	USS Co Ltd	5,096	84
			Walgreen Co (a)	13,455	814
Potlatch Corp (a)	23,330	996
			Wal-Mart Stores Inc (a)	21,711	1,639
Public Storage (a)	2,800	490
			Williams-Sonoma Inc (a)	245	16
Simon Property Group Inc (a)	6,340	1,078
			Woolworths Holdings Ltd/South Africa	19,603	146
SL Green Realty Corp	6,923	757	World Fuel Services Corp	300	13
Ventas Inc (a)	27,140	1,785
Vornado Realty Trust (a)	3,073	325	Xebio Co Ltd	13,600	223
			Yum! Brands Inc (a)	2,361	171
Weingarten Realty Investors (a)	34,060	1,166
					$65,652
		$14,249
			Savings & Loans - 0.13%
Retail - 3.51%			B of I Holding Inc (a),(b)	2,600	200
Adastria Holdings Co Ltd	12,510	251	Hudson City Bancorp Inc (a)	183,965	1,816
Advance Auto Parts Inc (a),(c)	32,840	4,480
			Northwest Bancshares Inc (a)	13,630	172
ANN Inc (a),(b)	5,033	209
			People's United Financial Inc (a)	14,180	212
Autogrill SpA (a),(b)	12,730	107
AutoZone Inc (a),(b)	3,462	1,865			$2,400
Bed Bath & Beyond Inc (a),(b)	2,640	170	Semiconductors - 2.07%
Belle International Holdings Ltd	39,000	50	Altera Corp (a)	8,460	299
Best Buy Co Inc (a)	11,478	366	Analog Devices Inc (a)	8,892	454
Big Lots Inc (a)	3,867	179	Applied Materials Inc (a)	39,275	908
CarMax Inc (b)	3,749	196	Atmel Corp (a),(b)	20,600	183
Cawachi Ltd	9,100	159	Avago Technologies Ltd	26,023	2,136
Chico's FAS Inc (a)	16,900	267	Broadcom Corp (a)	14,200	560
Coach Inc (a)	22,670	835	Fairchild Semiconductor International Inc (b)	3,800	67
Costco Wholesale Corp	500	61	First Solar Inc (a),(b)	2,714	189
CVS Caremark Corp (a)	27,070	2,151	Freescale Semiconductor Ltd (b)	39,106	823
Dick's Sporting Goods Inc	300	14	GT Advanced Technologies Inc (b)	63,920	1,138
Dillard's Inc (a)	2,018	231	Inotera Memories Inc (b)	157,000	257
Dollar General Corp (a),(b)	79,103	5,061	Integrated Device Technology Inc (a),(b)	13,800	227
Dollar Tree Inc (a),(b)	6,204	333	Intel Corp (a)	64,634	2,257
Domino's Pizza Inc (a)	4,900	370	International Rectifier Corp (a),(b)	23,918	942
Don Quijote Holdings Co Ltd	5,400	286	Intersil Corp	6,300	95
Doutor Nichires Holdings Co Ltd	11,900	195	KLA-Tencor Corp (a)	5,100	390
DSW Inc (a)	3,900	121	Lam Research Corp (a)	17,504	1,258
Family Dollar Stores Inc (a)	51,772	4,133	Marvell Technology Group Ltd (a)	27,354	380
Foot Locker Inc (a)	12,693	712	Maxim Integrated Products Inc (a)	18,629	575
GameStop Corp (a)	38,191	1,612	MediaTek Inc	13,000	217
Gap Inc/The (a)	52,593	2,427	Micron Technology Inc (b)	109,551	3,571
GOME Electrical Appliances Holding Ltd (a)	1,118,000	199	Mimasu Semiconductor Industry Co Ltd	15,500	139
Guess? Inc (a)	5,200	122	Miraial Co Ltd	8,200	147
Hennes & Mauritz AB	2,685	114	NVIDIA Corp (a)	7,436	145
Home Depot Inc/The (a),(c)	50,380	4,710	NXP Semiconductor NV (b)	175,138	12,001
Honeys Co Ltd	16,980	172	OmniVision Technologies Inc (a),(b)	6,400	173
Joyful Honda Co Ltd	3,900	141	Qualcomm Inc (a)	7,590	578
Kate Spade & Co (b)	13,621	440	Rohm Co Ltd	11,104	710
Kohl's Corp (a)	21,520	1,265	Rovi Corp (b)	3,100	72
Lowe's Cos Inc (a),(c)	137,624	7,227	Samsung Electronics Co Ltd	1,049	639
Macy's Inc (a)	9,928	619	Sanken Electric Co Ltd	12,500	104
McDonald's Corp (a)	38,572	3,615	Semtech Corp (b)	1,759	46
MSC Industrial Direct Co Inc	16,850	1,519	Shinkawa Ltd	18,800	90
Nishimatsuya Chain Co Ltd	23,600	186	Shinko Electric Industries Co Ltd	49,900	365
Office Depot Inc (b)	44,046	226	SK Hynix Inc (b)	5,210	234
O'Reilly Automotive Inc (a),(b)	1,300	203	Skyworks Solutions Inc (a)	6,595	374
Pal Co Ltd	16,400	446	STMicroelectronics NV	24,047	202
Pandora A/S (a)	2,015	151	Sumco Corp	99,205	857

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Semiconductors (continued)			Telecommunications (continued)
SunEdison Inc (b)	69,260	$1,526	MTN Group Ltd	7,352	$166
Taiwan Semiconductor Manufacturing Co Ltd	5,800	121	Nippon Telegraph & Telephone Corp	7,199	484
ADR(a)			Nokia OYJ	2,147	18
Texas Instruments Inc	4,237	204	Orange Polska SA (a)	10,429	35
Tokyo Electron Ltd	26,391	1,849	Palo Alto Networks Inc (b)	50	4
TriQuint Semiconductor Inc (a),(b)	35,719	738	ParkerVision Inc (b)	226,620	281
Xilinx Inc (a)	13,970	590	Polycom Inc (a),(b)	60,330	799
		$38,830	RF Micro Devices Inc (a),(b)	14,892	186
			Sistema JSFC	7,495	170
Shipbuilding - 0.01%			SK Telecom Co Ltd ADR	3,400	102
Huntington Ingalls Industries Inc (a)	1,500	153
			SoftBank Corp	5,300	383
			Swisscom AG	458	266
Software - 1.56%			TDC A/S (a)	17,016	146
Activision Blizzard Inc (a),(c)	62,117	1,462	Telefonaktiebolaget LM Ericsson	58,089	724
Acxiom Corp (a),(b)	7,372	137	Telefonica Deutschland Holding AG	3,616	28
Adobe Systems Inc (b)	52,538	3,778	Telekomunikasi Indonesia Persero Tbk PT	2,100	97
Akamai Technologies Inc (b)	33,424	2,019	ADR(a)
Allscripts Healthcare Solutions Inc (a),(b)	1,463	22	Telenet Group Holding NV (b)	795	46
Alpha Systems Inc	2,400	35	Telenor ASA (a)	12,078	277
Amadeus IT Holding SA	4,005	149	Telephone & Data Systems Inc (a)	3,059	81
Autodesk Inc (a),(b)	5,200	279	TeliaSonera AB	21,614	158
Broadridge Financial Solutions Inc (a)	2,300	98	Tim Participacoes SA ADR(a)	49,930	1,397
CA Inc (a)	93,800	2,649	T-Mobile US Inc (b)	27,147	817
CareView Communications Inc (b)	398,915	225	tw telecom inc (a),(b)	7,454	306
Citrix Systems Inc (a),(b)	11,780	828	Verizon Communications Inc (a)	48,588	2,421
Compuware Corp (a)	9,927	93	Vodafone Group PLC ADR	5,488	188
Concur Technologies Inc (b)	24,532	2,463	Windstream Holdings Inc	3,400	38
Cresco Ltd	13,256	172	Ziggo NV (a)	35,646	1,696
Dun & Bradstreet Corp/The (a)	1,932	227			$31,323
Electronic Arts Inc (a),(b)	7,846	297
			Textiles - 0.00%
Fair Isaac Corp	274	16	Mohawk Industries Inc (a),(b)	600	88
Fidelity National Information Services Inc (a)	52,549	2,982
Fiserv Inc (a),(b)	15,962	1,029
Informatica Corp (b)	1,897	65	Toys, Games & Hobbies - 0.06%
Intuit Inc (a)	1,900	158	Bandai Namco Holdings Inc	5,067	142
Microsoft Corp (a),(c)	95,477	4,337	Hasbro Inc (a)	12,529	660
NSD Co Ltd	7,500	117	Nintendo Co Ltd	3,250	362
Oracle Corp (a)	119,189	4,949			$1,164
PTC Inc (b)	1,300	50
Tableau Software Inc (b)	4,515	296	Transportation - 0.80%
			AP Moeller - Maersk A/S - B shares (a)	134	337
UBISOFT Entertainment (b)	19,740	328
		$29,260	bpost SA	8,432	208
			Canadian National Railway Co	10,269	737
Telecommunications - 1.67%			CH Robinson Worldwide Inc (a)	2,815	192
Amdocs Ltd (a)	3,900	184	Con-way Inc (a)	2,629	135
America Movil SAB de CV ADR (a)	15,600	382	CSX Corp (a)	9,412	291
ARRIS Group Inc (b)	3,400	104	Deutsche Post AG (a)	21,341	700
AT&T Inc (a)	54,198	1,895	DSV A/S (a)	5,426	167
Belgacom SA	4,175	149	Expeditors International of Washington Inc (a)	5,875	243
Bell Aliant Inc (b)	23,568	669	FedEx Corp (a)	12,991	1,921
CenturyLink Inc (a)	92,000	3,771	Kansas City Southern	2,095	242
China Mobile Ltd ADR(a)	7,000	436	Landstar System Inc (a)	900	61
China Telecom Corp Ltd	64,000	40	MISC Bhd	5,500	12
Cisco Systems Inc (a)	223,470	5,585	Mitsui OSK Lines Ltd	196,500	720
Corning Inc (a)	4,200	88	Nippon Yusen KK	58,790	173
Deutsche Telekom AG (a)	20,126	302	Norfolk Southern Corp (a)	12,691	1,357
DigitalGlobe Inc (b)	40,354	1,225	Old Dominion Freight Line Inc (a),(b)	2,700	180
EchoStar Corp (b)	800	40	Panalpina Welttransport Holding AG	83	12
ENTEL Chile SA	547	6	Ryder System Inc (a)	3,700	334
Far EasTone Telecommunications Co Ltd	10,000	21	Teekay Corp	361	22
Fortinet Inc (a),(b)	4,700	121	TNT Express NV (a)	9,853	74
Frontier Communications Corp (a)	23,778	162	Tsakos Energy Navigation Ltd	130,717	1,006
GN Store Nord A/S (a)	9,553	218	Union Pacific Corp (a)	19,250	2,027
Gogo Inc (b)	55,684	943	United Parcel Service Inc (a),(c)	34,563	3,364
Harris Corp	700	50	UTI Worldwide Inc (b)	26,167	240
JDS Uniphase Corp (a),(b)	15,000	173	Werner Enterprises Inc	600	15
Juniper Networks Inc (a)	85,933	1,993	XPO Logistics Inc (b)	6,110	189
KDDI Corp	12,902	745			$14,959
Koninklijke KPN NV (b)	67,842	226
KT Corp ADR(a)	1,100	19	Trucking & Leasing - 0.02%
Leap Wireless International Inc - Rights (b),(d),(f)	6	—	AMERCO	1,669	464
Level 3 Communications Inc (b)	1,400	63
Loral Space & Communications Inc (b)	4,265	319
Mobistar SA (b)	4,045	80

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

	COMMON STOCKS (continued)	Shares Held	Value (000	's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)

Water	- 0.00%					Diversified Financial Services (continued)
	American Water Works Co Inc (a)	900	$46			LendingClub Corp (b),(d),(f),(k)	2,380	$48
								$955
	TOTAL COMMON STOCKS		$928,703
	INVESTMENT COMPANIES - 19.88%	Shares Held	Value(000	's)		Electric - 0.01%
						Cia Energetica de Sao Paulo	10,600	149
	Publicly Traded Investment Fund - 19.88%
	BlackRock Liquidity Funds FedFund Portfolio	62,927,607	62,928			Electronics - 0.01%
	Goldman Sachs Financial Square Funds -	114,231	114			Veracode Inc (b),(f)	6,031	111
	Money Market Fund
	JP Morgan Prime Money Market Fund	309,056,022	309,056
			$372,098			Internet - 0.01%
	TOTAL INVESTMENT COMPANIES		$372,098			Uber Technologies Inc (b),(d),(f)	3,799	236
	CONVERTIBLE PREFERRED STOCKS -
	0.53%	Shares Held	Value(000	's)		Software - 0.00%
						New Relic Inc (b),(d),(f),(l)	1,079	31
	Dominion Electric - 0.23% Resources Inc/VA (b)	4,900	249			Nutanix Inc (b),(d),(f),(m)	3,575	48
	Dominion Resources Inc/VA - Series A	4,239	241					$79
	Dominion Resources Inc/VA - Series B	2,368	136			TOTAL PREFERRED STOCKS		$2,108
	NextEra Energy Inc - 5.59% (a)	1,525	98				Principal
	NextEra Energy Inc - 5.79%	4,875	269		BONDS	- 21.92%	Amount (000's) Value (000's)
	NextEra Energy Inc - 5.89%	53,250	3,321			Aerospace & Defense - 0.05%
			$4,314			Meccanica Holdings USA Inc
Food	- 0.06%					6.25%, 01/15/2040 (e)	$800	$768
	Post Holdings Inc (e)	725	56			Rockwell Collins Inc
	Tyson Foods Inc	21,155	1,063			0.58%, 12/15/2016 (n)	115	115
			$1,119					$883

	Internet - 0.00%					Airlines - 0.03%
	Dropbox Inc (b),(d),(f),(h)	2,671	39			UAL 2007-1 Pass Through Trust
						6.64%, 01/02/2024 (f)	509	557

	Iron & Steel - 0.02%
	ArcelorMittal	18,050	405			Apparel - 0.00%
						Nine West Holdings Inc
						8.25%, 03/15/2019	50	49
	Oil & Gas - 0.02%
	Chesapeake Energy Corp (e)	300	361
						Automobile Asset Backed Securities - 0.17%
						AmeriCredit Automobile Receivables Trust
	Oil & Gas Services - 0.00%					2013-4
	McDermott International Inc	1,375	35			3.31%, 10/08/2019 (n)	294	300
						Ford Credit Auto Owner Trust 2013-C
	Pharmaceuticals - 0.00%					0.55%, 04/15/2016 (n)	252	252
	Omnicare Capital Trust II	650	51			Honda Auto Receivables 2013-4 Owner Trust
						0.69%, 09/18/2017 (n)	740	740
						Honda Auto Receivables Owner Trust 2014-3
REITS	- 0.19%					0.88%, 06/15/2018 (n)	400	400
	Crown Castle International Corp	7,400	775			1.31%, 10/15/2020 (n)	260	260
	Health Care REIT Inc (a)	7,825	477
						Hyundai Auto Receivables Trust 2014-A
	iStar Financial Inc	9,001	573			1.07%, 07/16/2018	130	130
	Weyerhaeuser Co	28,482	1,645			Nissan Auto Receivables 2013-B Owner Trust
			$3,470			0.52%, 04/15/2016 (n)	288	288
	Software - 0.01%					Nissan Auto Receivables 2013-C Owner Trust
	Cloudera Inc (b),(d),(f),(i)	3,756	85			0.67%, 08/15/2018 (n)	645	644
						USAA Auto Owner Trust
						0.57%, 08/15/2017 (n)	215	215
	TOTAL CONVERTIBLE PREFERRED STOCKS		$9,879
	PREFERRED STOCKS - 0.11%	Shares Held	Value(000	's)				$3,229

	Automobile Manufacturers - 0.02%					Automobile Floor Plan Asset Backed Securities - 0.11%
	Porsche Automobil Holding SE (a)	4,091	374			Ally Master Owner Trust
						0.52%, 01/16/2018 (n)	1,230	1,231
						0.62%, 01/15/2019 (n)	900	903
Banks	- 0.00%							$2,134
	SunTrust Banks Inc	1,954	47
						Automobile Manufacturers - 0.33%
						BMW US Capital LLC
	Computers - 0.01%					0.57%, 06/02/2017 (n)	800	800
	Pure Storage Inc (b),(d),(f),(j)	8,348	131
						Chrysler Group LLC / CG Co-Issuer Inc
						8.00%, 06/15/2019	300	323
	Consumer Products - 0.00%					8.25%, 06/15/2021	400	447
	Henkel AG & Co KGaA	250	26			Daimler Finance North America LLC
						0.92%, 08/01/2016 (e),(n)	855	863
						Nissan Motor Acceptance Corp
	Diversified Financial Services - 0.05%					0.78%, 03/03/2017 (e),(n)	1,025	1,028
	Ally Financial Inc (e)	902	907			0.93%, 09/26/2016 (e),(n)	875	880

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

	Automobile Manufacturers (continued)				Banks (continued)
	Volkswagen International Finance NV				Royal Bank of Scotland Group PLC
	0.67%, 11/18/2016 (e),(n)		$450	$452	6.13%, 12/15/2022	$1,805	$1,974
	0.83%, 11/20/2014 (e),(n)		1,300	1,302	Societe Generale SA
				$6,095	5.00%, 01/17/2024 (e)	900	942

	Automobile Parts & Equipment - 0.05%						$44,499
	TRW Automotive Inc				Beverages - 0.37%
	7.25%, 03/15/2017 (e)		800	896	Beam Suntory Inc
					3.25%, 05/15/2022 (a)	225	225
					3.25%, 06/15/2023 (a)	125	124
Banks	- 2.38%				CEDC Finance Corp International Inc
	ADCB Finance Cayman Ltd				9.00%, 04/30/2018 (n)	5,690	5,470
	3.13%, 05/28/2023 (n)		5,000	4,969
					Coca-Cola Co/The
	Banco Continental SA via Continental Senior				0.34%, 11/01/2016 (n)	985	986
	Trustees II Cayman Ltd
	5.75%, 01/18/2017 (e)		1,900	2,062	Crestview DS Merger Sub II Inc
	Banco do Brasil SA/Cayman				10.00%, 09/01/2021	178	201
	9.00%, 06/29/2049 (e)		1,500	1,507			$7,006
	Banco Espirito Santo SA/London				Building Materials - 0.06%
	5.00%, 04/23/2019	EUR	150	193	Atrium Windows & Doors Inc
	5.00%, 05/14/2019		100	132	7.75%, 05/01/2019 (e)	600	597
	Banco Votorantim SA				CPG Merger Sub LLC
	5.25%, 02/11/2016 (e)		$1,000	1,040	8.00%, 10/01/2021 (e)	282	296
	Bank of America Corp				Masco Corp
	1.27%, 01/15/2019 (n)		435	445	6.13%, 10/03/2016	200	217
	2.00%, 01/11/2018		600	603			$1,110
	3.93%, 10/21/2025 (f),(n)	MXN	4,000	336
	4.20%, 08/26/2024		$1,265	1,284	Chemicals - 0.27%
	5.65%, 05/01/2018		300	337	Hercules Inc
	5.75%, 12/01/2017		1,400	1,571	6.50%, 06/30/2029	330	300
	6.00%, 09/01/2017		1,100	1,235	OCP SA
					5.63%, 04/25/2024 (e)	4,000	4,230
	6.40%, 08/28/2017		300	341
	BBVA Bancomer SA/Texas				Perstorp Holding AB
					11.00%, 08/15/2017 (e)	500	534
	6.50%, 03/10/2021		3,600	4,050
	BPCE SA						$5,064
	0.86%, 06/17/2017 (n)		1,800	1,799
					Commercial Services - 0.06%
	BPE Financiaciones SA				ServiceMaster Co/The
	2.50%, 02/01/2017	EUR	400	536	7.00%, 08/15/2020	1,045	1,116
	Chinatrust Commercial Bank Hong Kong
	5.63%, 03/29/2049 (n)		$4,000	4,035
	CIT Group Inc				Cosmetics & Personal Care - 0.02%
	4.25%, 08/15/2017		1,800	1,867	Procter & Gamble Co/The
	4.75%, 02/15/2015 (e)		600	607	0.32%, 11/04/2016 (n)	445	445
	Credit Agricole SA/London
	0.81%, 06/02/2017 (d),(e),(n)		1,100	1,103
					Credit Card Asset Backed Securities - 0.57%
	Goldman Sachs Group Inc/The				American Express Credit Account Master
	0.85%, 06/04/2017 (n)		1,500	1,503
					Trust
	HBOS PLC				0.43%, 01/15/2020 (n)	1,065	1,066
	1.11%, 09/01/2016 (n)	EUR	200	261	0.98%, 05/15/2019 (n)	265	265
	5.37%, 06/30/2021		400	585	1.26%, 01/15/2020 (n)	815	815
	HSBC Bank USA NA/New York NY				American Express Credit Account Master Trust
	6.00%, 08/09/2017		$100	113	2013-1
	Hypo Alpe-Adria-Bank International AG				0.57%, 02/16/2021 (n)	410	411
	2.75%, 08/12/2015	CHF	100	105	American Express Credit Account Secured
	4.25%, 10/31/2016	EUR	150	185	Note Trust 2012-4
	4.38%, 01/24/2017		300	370	0.39%, 05/15/2020 (n)	520	519
	Intesa Sanpaolo SpA				BA Credit Card Trust
	3.13%, 01/15/2016		$225	231	0.53%, 06/15/2021 (n)	315	315
	5.02%, 06/26/2024 (e)		2,135	2,155
					Capital One Multi-Asset Execution Trust
	Intesa Sanpaolo SpA/New York NY				0.20%, 11/15/2019 (n)	530	527
	1.61%, 04/11/2016 (n)		1,000	1,009	0.96%, 09/16/2019 (n)	425	425
	Itau Unibanco Holding SA				Chase Issuance Trust
	1.19%, 06/26/2015 (n)		1,400	1,400	0.20%, 04/15/2019 (n)	755	751
	4.42%, 06/21/2016 (n)		400	400	1.01%, 10/15/2018 (n)	900	900
	JP Morgan Chase & Co				1.26%, 07/15/2019 (n)	600	600
	4.25%, 11/02/2018	NZD	1,365	1,107	Citibank Credit Card Issuance Trust
	JP Morgan Chase Bank NA				0.27%, 12/17/2018 (n)	470	468
	6.00%, 10/01/2017		$100	113	0.36%, 05/09/2018 (n)	450	450
	Macquarie Bank Ltd				0.59%, 09/10/2020 (n)	915	918
	1.02%, 03/24/2017 (d),(e),(n)		1,000	1,010	0.73%, 02/07/2018 (n)	900	901
	Morgan Stanley				1.02%, 02/22/2019 (n)	565	564
	6.63%, 04/01/2018		850	984	1.32%, 09/07/2018 (n)	440	443

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

Credit Card Asset Backed Securities (continued)					Electric - 1.19%
World Financial Network Credit Card Master					AES Corp/VA
Trust					3.23%, 06/01/2019 (n)		$600	$603
0.53%, 12/15/2019 (n)		$305	$305		Bulgarian Energy Holding EAD
			$10,643		4.25%, 11/07/2018	EUR	5,400	7,025
					Cia de Eletricidade do Estado da Bahia
Diversified Financial Services - 1.68%					11.75%, 04/27/2016 (e)	BRL	350	154
AerCap Ireland Capital Ltd / AerCap Global					Duke Energy Progress Inc
Aviation Trust					0.43%, 03/06/2017 (n)		$220	220
2.75%, 05/15/2017 (e)		300	300
					Enel SpA
Ally Financial Inc					8.75%, 09/24/2073 (e),(n)		1,715	2,015
2.75%, 01/30/2017		100	101		Korea Hydro & Nuclear Power Co Ltd
3.13%, 01/15/2016		100	102		1.01%, 05/22/2017 (e),(n)		900	899
3.50%, 07/18/2016		100	102		Pacific Gas & Electric Co
4.63%, 06/26/2015		400	410		0.43%, 05/11/2015 (n)		600	600
4.75%, 09/10/2018		1,300	1,368		Saudi Electricity Global Sukuk Co 3
5.50%, 02/15/2017		1,100	1,174		5.50%, 04/08/2044 (e),(o)		9,500	10,237
6.75%, 12/01/2014		300	304		Southern California Edison Co
8.30%, 02/12/2015		1,100	1,133		0.28%, 10/01/2014 (n)		456	456
Cantor Commercial Real Estate Co LP / CCRE								$22,209
Finance Corp
7.75%, 02/15/2018 (e)		550	590		Electronics - 0.09%
Corp Financiera de Desarrollo SA					Jabil Circuit Inc
3.25%, 07/15/2019 (e)		200	202		4.70%, 09/15/2022		680	686
5.25%, 07/15/2029 (e),(n)		265	271		Sanmina Corp
Denali Borrower LLC / Denali Finance Corp					4.38%, 06/01/2019 (e)		905	912
5.63%, 10/15/2020 (e)		100	105					$1,598
E*TRADE Financial Corp
6.75%, 06/01/2016		1,100	1,178		Engineering & Construction - 0.56%
Financiera de Desarrollo Territorial SA					Odebrecht Finance Ltd
					8.25%, 04/25/2018 (e)	BRL	300	123
Findeter
7.88%, 08/12/2024 (e)	COP	3,380,000	1,804		Odebrecht Offshore Drilling Finance Ltd
					6.75%, 10/01/2022 (o)		$9,221	9,913
Ford Motor Credit Co LLC
1.01%, 01/17/2017 (n)		$2,425	2,441		Transfield Services Ltd
					8.38%, 05/15/2020 (e)		378	390
3.00%, 06/12/2017		300	311
4.21%, 04/15/2016		250	263					$10,426
6.63%, 08/15/2017		300	343		Finance - Mortgage Loan/Banker - 0.15%
General Electric Capital Corp					Fannie Mae
0.46%, 01/14/2016 (n)		460	460		1.63%, 11/27/2018		1,300	1,302
7.13%, 12/29/2049 (n)		1,000	1,179		1.88%, 09/18/2018 (c)		1,400	1,420
General Motors Financial Co Inc								$2,722
2.63%, 07/10/2017		1,025	1,030
2.75%, 05/15/2016		150	151	Food	- 0.13%
3.50%, 07/10/2019		750	755		BRF SA
GMAC International Finance BV					7.75%, 05/22/2018 (e)	BRL	1,500	586
7.50%, 04/21/2015	EUR	100	136		ConAgra Foods Inc
Hyundai Capital Services Inc					1.90%, 01/25/2018		$850	850
1.03%, 03/18/2017 (e),(n)		$950	954		Cosan Luxembourg SA
Icahn Enterprises LP / Icahn Enterprises					9.50%, 03/14/2018 (e)	BRL	350	142
Finance Corp					Tyson Foods Inc
4.88%, 03/15/2019		726	746		5.15%, 08/15/2044		$415	442
International Lease Finance Corp					US Foods Inc
4.88%, 04/01/2015		700	714		8.50%, 06/30/2019 (a)		372	397
5.75%, 05/15/2016		200	212					$2,417
8.62%, 09/15/2015 (n)		300	322
8.75%, 03/15/2017 (n)		700	801	Gas	- 0.56%
					Fermaca Enterprises S de RL de CV

Jefferies 6.88%, Finance 04/15/2022 LLC / (e) JFIN Co-Issuer Corp		500	501		6.38%, 03/30/2038		6,000	6,450
					Intergas Finance BV
Ladder Capital Finance Holdings LLLP /					6.38%, 05/14/2017		3,500	3,732
Ladder Capital Finance Corp					Sabine Pass LNG LP
5.88%, 08/01/2021 (e)		2,075	2,106
					7.50%, 11/30/2016		150	163
MAF Global Securities Ltd					7.50%, 11/30/2016 (e)		100	107
7.13%, 10/29/2049 (n)		4,900	5,366
Navient LLC								$10,452
6.00%, 01/25/2017		300	323		Healthcare - Products - 0.13%
8.00%, 03/25/2020		100	116		Baxter International Inc
8.45%, 06/15/2018		1,600	1,862		0.40%, 12/11/2014 (n)		1,430	1,431
Nuveen Investments Inc					Biomet Inc
9.50%, 10/15/2020 (a),(e)		500	584		6.50%, 08/01/2020 (a)		950	1,022
Textron Financial Corp								$2,453
6.00%, 02/15/2067 (e),(n)		700	637
			$31,457		Healthcare - Services - 0.14%
					Humana Inc
					6.45%, 06/01/2016		450	492

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal					Principal
BONDS (continued)		Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)						Insurance (continued)
Universal Health Services Inc						Assicurazioni Generali SpA
3.75%, 08/01/2019 (e)			$1,181	$1,196		7.75%, 12/12/2042	EUR	1,200	$2,002
4.75%, 08/01/2022 (e)			884	899		Stone Street Trust
				$2,587		5.90%, 12/15/2015 (e)		$1,150	1,217

Holding Companies - Diversified - 0.02%									$5,110
Alfa SAB de CV						Internet - 0.06%
6.88%, 03/25/2044 (e)			400	451		Tencent Holdings Ltd
						3.38%, 05/02/2019 (e)		1,100	1,123

Home Equity Asset Backed Securities - 0.55%
ACE Securities Corp Home Equity Loan Trust						Investment Companies - 1.07%
Series 2005-HE7						1MDB Global Investments Ltd
0.60%, 11/25/2035 (n)			100	79		4.40%, 03/09/2023		12,500	12,100
Asset Backed Securities Corp Home Equity						ICD Sukuk Co Ltd
Loan Trust Series 2004-HE4						3.51%, 05/21/2020		8,000	7,984
1.36%, 06/25/2034 (n)			100	86					$20,084
Asset Backed Securities Corp Home Equity
Loan Trust Series WMC 2005-HE5						Iron & Steel - 0.20%
1.06%, 06/25/2035 (n)			100	83		Edgen Murray Corp
						8.75%, 11/01/2020 (a),(e)		392	439
Bear Stearns Asset Backed Securities I Trust
2006	-HE4					Samarco Mineracao SA
0.33%, 05/25/2036 (n)			339	290		5.75%, 10/24/2023		3,000	3,212
Citigroup Mortgage Loan Trust Inc									$3,651
0.64%, 09/25/2035 (n)			200	185		Leisure Products & Services - 0.03%
Home Equity Loan Trust 2005-HSA1						24 Hour Holdings III LLC
5.40%, 12/25/2035 (n)			1,279	913		8.00%, 06/01/2022 (e)		575	558
HSI Asset Loan Obligation Trust 2007-WF1
5.46%, 12/25/2036 (n)			1,605	1,015
HSI Asset Securitization Corp Trust 2006-						Lodging - 0.09%
HE2						Hilton Worldwide Finance LLC / Hilton
0.26%, 12/25/2036 (n)			2,112	1,032		Worldwide Finance Corp
						5.63%, 10/15/2021 (e)		350	371
IXIS Real Estate Capital Trust 2005-HE4
0.57%, 02/25/2036 (n)			300	248		MGM Resorts International
Mastr Asset Backed Securities Trust 2005-						6.63%, 07/15/2015		800	832
FRE1						Wynn Las Vegas LLC / Wynn Las Vegas
0.65%, 10/25/2035 (n)			1,188	826		Capital Corp
Mastr Asset Backed Securities Trust 2005-						7.75%, 08/15/2020		500	540
NC1									$1,743
0.91%, 12/25/2034 (n)			72	67
						Machinery - Construction & Mining - 0.03%
Mastr Asset Backed Securities Trust 2006-						Caterpillar Financial Services Corp
AM3						0.46%, 03/03/2017 (n)		530	531
0.33%, 10/25/2036 (n)			547	462
Mastr Asset Backed Securities Trust 2006-
HE2					Media	- 0.19%
0.39%, 06/25/2036 (n)			162	91		Clear Channel Worldwide Holdings Inc
Morgan Stanley ABS Capital I Inc Trust 2006-						7.63%, 03/15/2020		445	476
HE8						DISH DBS Corp
0.23%, 10/25/2036 (n)			95	57		7.75%, 05/31/2015		100	105
Morgan Stanley ABS Capital I Inc Trust 2006-						Grupo Televisa SAB
NC4						7.25%, 05/14/2043	MXN	4,370	291
0.30%, 06/25/2036 (n)			303	269		NBCUniversal Enterprise Inc
Morgan Stanley ABS Capital I Inc Trust 2007-						5.25%, 12/19/2049 (e)		$635	662
HE2						Numericable Group SA
0.25%, 01/25/2037 (n)			1,910	1,124		4.88%, 05/15/2019 (e)		200	203
Morgan Stanley ABS Capital I Inc Trust 2007-						5.38%, 05/15/2022 (e)	EUR	100	139
HE5						5.63%, 05/15/2024 (e)		100	139
0.50%, 03/25/2037 (n)			1,827	1,082		6.25%, 05/15/2024 (e)		$200	206
Morgan Stanley Home Equity Loan Trust						Unitymedia KabelBW GmbH
2007-2						9.63%, 12/01/2019	EUR	800	1,118
0.33%, 04/25/2037 (n)			473	303		Wave Holdco LLC / Wave Holdco Corp
0.38%, 04/25/2037 (n)			2,557	1,647		8.25%, PIK 9.00%, 07/15/2019 (e),(p)		$120	123
Option One Mortgage Loan Trust 2007-1									$3,462
0.29%, 01/25/2037 (n)			97	58
0.38%, 01/25/2037 (n)			193	116		Mining - 0.07%
						Alcoa Inc
Structured Asset Securities Corp Mortgage						5.55%, 02/01/2017		998	1,085
Loan Trust 2006-GEL2						Anglo American Capital PLC
0.52%, 04/25/2036 (e),(n)			200	170
						1.18%, 04/15/2016 (d),(e),(n)		270	271
				$10,203					$1,356

Insurance - 0.27%						Mortgage Backed Securities - 2.43%
American International Group Inc						Adjustable Rate Mortgage Trust 2004-4
6.77%, 11/15/2017		GBP	1,000	1,891		2.70%, 03/25/2035 (n)		152	145

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Adjustable Rate Mortgage Trust 2004-5			CHL Mortgage Pass-Through Trust 2003-57
2.59%, 04/25/2035 (n)	$173	$170	5.50%, 01/25/2034			$201	$210
2.63%, 04/25/2035 (n)	312	311	CHL Mortgage Pass-Through Trust 2004-12
Alternative Loan Trust 2003-20CB			2.58%, 08/25/2034 (n)			233	219
5.75%, 10/25/2033	155	163	CHL Mortgage Pass-Through Trust 2004-
Alternative Loan Trust 2003-4CB			HYB4
5.75%, 04/25/2033 (n)	331	338	2.39%, 09/20/2034 (n)			80	79
Alternative Loan Trust 2003-9T1			CHL Mortgage Pass-Through Trust 2004-
5.50%, 07/25/2033 (n)	128	131	HYB8
Alternative Loan Trust 2004-14T2			3.25%, 01/20/2035 (n)			154	151
5.50%, 08/25/2034	157	166	CHL Mortgage Pass-Through Trust 2005-1
Alternative Loan Trust 2004-27CB			0.47%, 03/25/2035 (n)			328	252
6.00%, 12/25/2034 (n)	561	562	CHL Mortgage Pass-Through Trust 2005-11
Alternative Loan Trust 2004-28CB			0.43%, 04/25/2035 (n)			180	156
5.75%, 01/25/2035	112	115	CHL Mortgage Pass-Through Trust 2005-21
Alternative Loan Trust 2004-J3			5.50%, 10/25/2035 (n)			267	250
5.50%, 04/25/2034	148	156	CHL Mortgage Pass-Through Trust 2005-31
Alternative Loan Trust 2005-36			5.11%, 01/25/2036 (n)			251	229
0.47%, 08/25/2035 (n)	300	235	CHL Mortgage Pass-Through Trust 2006-20
Alternative Loan Trust 2005-J1			6.00%, 02/25/2037 (n)			360	338
5.50%, 02/25/2025	347	354	Citicorp Mortgage Securities Trust Series 2006-
Alternative Loan Trust 2006-2CB			4
6.00%, 03/25/2036 (n)	347	297	6.00%, 08/25/2036 (n)			121	124
Alternative Loan Trust 2006-4CB			Citigroup Commercial Mortgage Trust 2013-
5.50%, 04/25/2036	147	136	375	P
Alternative Loan Trust 2006-J4			3.63%, 05/10/2035 (e),(n)			370	347
6.25%, 07/25/2036 (n)	168	115	Citigroup Mortgage Loan Trust 2005-11
Alternative Loan Trust 2007-11T1			2.53%, 10/25/2035 (n)			363	359
6.00%, 05/25/2037	113	95	Citigroup Mortgage Loan Trust 2007-AR4
Alternative Loan Trust 2007-4CB			3.19%, 03/25/2037 (n)			206	164
5.75%, 04/25/2037	178	163	Citigroup Mortgage Loan Trust Inc
Banc of America Alternative Loan Trust 2003-			2.60%, 05/25/2035 (n)			171	169
10			CitiMortgage Alternative Loan Trust Series
5.50%, 12/25/2033	204	210	2006	-A3
5.50%, 12/25/2033 (n)	302	309	6.00%, 07/25/2036			68	61
Banc of America Alternative Loan Trust 2003-			CitiMortgage Alternative Loan Trust Series
8			2006	-A4
5.50%, 10/25/2033	207	214	6.00%, 09/25/2036			384	338
Banc of America Alternative Loan Trust 2005-			CitiMortgage Alternative Loan Trust Series
10			2007	-A6
5.75%, 11/25/2035 (n)	981	917	6.00%, 06/25/2037 (n)			190	159
Banc of America Alternative Loan Trust 2005-			6.00%, 06/25/2037 (n)			297	249
6			COMM 2014-SAVA Mortgage Trust
5.25%, 07/25/2035 (n)	315	284	1.30%, 06/15/2034 (e)			145	145
Banc of America Commercial Mortgage Trust			1.90%, 06/15/2034 (e)			145	145
2007-2			2.40%, 06/15/2034 (e)			290	290
5.73%, 04/10/2049 (n)	40	44	Credit Suisse First Boston Mortgage Securities
Banc of America Funding 2004-B Trust			Corp
2.56%, 11/20/2034 (n)	310	293	2.57%, 11/25/2033 (n)			130	126
Banc of America Funding 2005-5 Trust			2.58%, 05/25/2034 (n)			348	345
5.50%, 09/25/2035	130	136	2.61%, 12/25/2033 (n)			113	110
Banc of America Funding 2005-7 Trust			5.25%, 05/25/2028			70	71
5.75%, 11/25/2035 (n)	232	238	5.50%, 11/25/2035			260	231
Banc of America Funding 2007-E Trust			CSMC Mortgage-Backed Trust 2006-8
3.01%, 09/20/2047 (n)	326	251	6.50%, 10/25/2021 (n)			136	120
Banc of America Funding Corp			CSMC Series 2011-6R
0.61%, 07/25/2037 (e),(n)	161	124	4.05%, 04/28/2037 (e),(n)			436	277
Banc of America Mortgage 2005-A Trust			DECO 12-UK 4 PLC
3.07%, 02/25/2035 (n)	98	97	0.75%, 01/27/2020 (n)		GBP	790	1,270
Bear Stearns ARM Trust 2004-10			Deco 15-Pan Europe 6 Ltd
2.70%, 01/25/2035 (n)	7	7	0.42%, 04/27/2018 (n)		EUR	80	103
Bear Stearns ARM Trust 2004-6			Del Coronado Trust 2013-DEL MZ
2.64%, 09/25/2034 (n)	490	459	5.15%, 03/15/2018 (e),(f),(n)			$200	201
Bear Stearns ARM Trust 2005-12			Deutsche ALT-A Securities Inc ALT
2.58%, 02/25/2036 (n)	187	147	0.46%, 04/25/2037 (n)			556	310
Bear Stearns Commercial Mortgage Securities			Deutsche Alt-A Securities Inc Mortgage Loan
Trust 2004-PWR2			Trust Series 2005-3
6.65%, 05/11/2039 (e),(n)	105	107	5.25%, 06/25/2035			193	196
Chase Mortgage Finance Trust Series 2007-			Deutsche Alt-A Securities Inc Mortgage Loan
A1			Trust Series 2005-5
2.57%, 02/25/2037 (n)	262	260	5.50%, 11/25/2035			172	160

See accompanying notes.			101

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Deutsche Alt-A Securities Inc Mortgage Loan				JP Morgan Chase Commercial Mortgage
Trust Series 2005-6				Securities Trust 2013-JWRZ MZ
5.50%, 12/25/2035 (n)		$169	$145	6.15%, 04/15/2018 (e),(f),(n)		$128	$129
Extended Stay America Trust 2013-ESH				JP Morgan Mortgage Trust 2003-A2
5.52%, 12/05/2031 (e),(n)		857	895	1.99%, 11/25/2033 (n)		233	233
Fannie Mae Trust 2002-W8				JP Morgan Mortgage Trust 2005-A2
0.56%, 09/25/2032 (n)		76	76	2.37%, 04/25/2035 (n)		363	355
FDIC 2013-N1 Trust				JP Morgan Mortgage Trust 2005-A5
4.50%, 10/25/2018 (e)		217	219	2.65%, 08/25/2035 (n)		156	156
FHLMC Multifamily Structured Pass Through				JP Morgan Mortgage Trust 2005-S3
Certificates				6.00%, 01/25/2036 (n)		369	336
1.72%, 10/25/2021 (n)		195	18	JP Morgan Mortgage Trust 2006-A1
First Horizon Mortgage Pass-Through Trust				2.46%, 02/25/2036 (n)		290	257
2005	-AR3			JP Morgan Mortgage Trust 2006-A7
2.61%, 08/25/2035 (n)		329	310	2.60%, 01/25/2037 (n)		461	412
GE Commercial Mortgage Corp Series 2007-				JP Morgan Mortgage Trust 2007-S1
C1 Trust				5.75%, 03/25/2037		383	334
5.48%, 12/10/2049		918	1,000	Lehman Mortgage Trust 2006-1
Ginnie Mae				5.50%, 02/25/2036		53	53
0.49%, 07/16/2050 (n)		4,772	139	MASTR Adjustable Rate Mortgages Trust
1.05%, 06/16/2052 (n)		1,714	121	2004-7
1.05%, 01/16/2053 (n)		9,552	734	2.48%, 07/25/2034 (n)		475	479
GMACM Mortgage Loan Trust 2003-J7				MASTR Adjustable Rate Mortgages Trust
5.00%, 11/25/2033		33	34	2006-2
GMACM Mortgage Loan Trust 2005-AR4				2.61%, 04/25/2036 (n)		276	266
2.96%, 07/19/2035 (n)		193	181	MASTR Alternative Loan Trust 2003-9
GMACM Mortgage Loan Trust 2005-AR6				5.25%, 11/25/2033		124	128
2.66%, 11/19/2035 (n)		505	485	MASTR Alternative Loan Trust 2004-12
GP Portfolio Trust 2014-GGP				5.25%, 12/25/2034		58	58
1.10%, 02/15/2027 (e),(n)		500	500	MASTR Alternative Loan Trust 2004-5
GS Mortgage Securities Trust 2007-GG10				5.50%, 06/25/2034		144	150
5.99%, 08/10/2045 (n)		450	467	6.00%, 06/25/2034		155	164
GSC Capital Corp Mortgage Trust 2006-2				MASTR Alternative Loan Trust 2004-8
0.34%, 05/25/2036 (n)		235	176	6.00%, 09/25/2034		353	361
GSR Mortgage Loan Trust 2004-12				Merrill Lynch Alternative Note Asset Trust
2.58%, 12/25/2034 (n)		670	667	Series 2007-F1
GSR Mortgage Loan Trust 2004-14				6.00%, 03/25/2037		342	259
2.75%, 12/25/2034 (n)		238	239	6.00%, 03/25/2037		186	141
GSR Mortgage Loan Trust 2005-4F				Merrill Lynch Mortgage Investors Trust Series
6.50%, 02/25/2035		298	302	MLCC 2005-3
GSR Mortgage Loan Trust 2005-AR6				0.41%, 11/25/2035 (n)		77	73
2.68%, 09/25/2035 (n)		359	363	0.41%, 11/25/2035 (n)		465	451
GSR Mortgage Loan Trust 2006-8F				Merrill Lynch Mortgage Investors Trust Series
6.00%, 09/25/2036		329	271	MLCC 2006-2
HarborView Mortgage Loan Trust 2005-9				2.11%, 05/25/2036 (n)		87	87
0.50%, 06/20/2035 (n)		537	518	Merrill Lynch Mortgage Investors Trust Series
Hilton USA Trust 2013-HLT				MLCC 2007-1
3.71%, 11/05/2030 (e),(n)		275	280	2.49%, 01/25/2037 (n)		151	145
4.41%, 11/05/2030 (e),(n)		190	194	Morgan Stanley Capital I Trust 2007-HQ12
5.61%, 11/05/2030 (e),(n)		215	220	5.77%, 04/12/2049 (n)		279	301
Impac Secured Assets Trust 2006-4				Morgan Stanley Capital I Trust 2007-IQ14
0.33%, 01/25/2037 (n)		189	156	5.66%, 04/15/2049 (n)		350	382
IndyMac INDX Mortgage Loan Trust 2005-				Morgan Stanley Mortgage Loan Trust 2006-
AR16	IP			11
0.79%, 07/25/2045 (n)		349	328	6.00%, 08/25/2036 (n)		243	212
IndyMac INDX Mortgage Loan Trust 2006-				Morgan Stanley Re-REMIC Trust 2010-GG10
AR5				5.99%, 08/15/2045 (e),(n)		870	951
4.35%, 05/25/2036(n)		233	202	Motel 6 Trust
JP Morgan Alternative Loan Trust				3.78%, 10/05/2025 (e)		200	202
2.49%, 03/25/2036 (n)		482	421	NAAC Reperforming Loan REMIC Trust
4.59%, 03/25/2036 (n)		33	27	Certificates Series 2004-R3
JP Morgan Chase Commercial Mortgage				0.61%, 02/25/2035 (e),(n)		899	752
Securities Trust 2006-LDP8				Provident Funding Mortgage Loan Trust 2005-
5.40%, 05/15/2045		1,352	1,452	2
JP Morgan Chase Commercial Mortgage				2.45%, 10/25/2035 (n)		151	151
Securities Trust 2006-LDP9				RALI Series 2004-QS2 Trust
5.26%, 05/15/2047		95	100	5.50%, 02/25/2034		206	207
JP Morgan Chase Commercial Mortgage				RALI Series 2007-QH7 Trust
Securities Trust 2007-LDP10				0.41%, 08/25/2037 (n)		741	596
5.46%, 01/15/2049		250	263	Residential Asset Securitization Trust 2005-
				A8	CB
				5.38%, 07/25/2035		521	431

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

			Principal				Principal
	BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
	Residential Asset Securitization Trust 2007-					Wells Fargo Mortgage Backed Securities 2005-
	A6					17 Trust
	6.00%, 06/25/2037 (n)			$237	$219	5.50%, 01/25/2036 (n)		$159	$163
	Residential Asset Securitization Trust 2007-					Wells Fargo Mortgage Backed Securities 2005-
	A8					AR10 Trust
	6.25%, 08/25/2037			1,344	811	2.61%, 06/25/2035 (n)		151	153
	RFMSI Series 2006-S1 Trust								$45,498
	5.75%, 01/25/2036			210	216
	RMAC Securities No 1 PLC					Municipals - 0.01%
	0.68%, 06/12/2044 (n)		GBP	548	863	Junta de Castilla y Leon
	SCG Trust 2013-SRP1					6.51%, 03/01/2019	EUR	100	161
	2.66%, 11/15/2026 (e),(n)			$365	366
	3.40%, 11/15/2026 (e),(n)			400	401	Oil & Gas - 2.02%
	STARM Mortgage Loan Trust 2007-1					Baytex Energy Corp
	6.01%, 02/25/2037 (n)			634	633	5.13%, 06/01/2021 (e)		$408	408
	Structured Adjustable Rate Mortgage Loan					BP Capital Markets PLC
	Trust					0.66%, 11/07/2016 (n)		385	387
	0.47%, 07/25/2035 (n)			132	101	Chesapeake Energy Corp
	2.36%, 06/25/2034 (n)			358	356	3.48%, 04/15/2019 (n)		1,000	1,010
	2.42%, 11/25/2034 (n)			491	488	Cimarex Energy Co
	Structured Asset Mortgage Investments II Trust					4.38%, 06/01/2024		253	263
	2006	-AR3				CNOOC Nexen Finance 2014 ULC
	0.37%, 04/25/2036 (n)			638	477	1.63%, 04/30/2017		400	401
	Structured Asset Securities Corp Mortgage					CNPC General Capital Ltd
Pass	-Through Certificates Series 2004-20					2.75%, 05/14/2019 (e)		1,200	1,203
	5.75%, 11/25/2034			229	242	Delek & Avner Tamar Bond Ltd
	Structured Asset Securities Mortgage Pass-					4.44%, 12/30/2020 (e)		3,050	3,075
	Through Certificates Series 2001-21A					5.08%, 12/30/2023 (e)		3,000	3,023
	2.22%, 01/25/2032 (n)			20	20	5.41%, 12/30/2025 (e)		4,000	4,085
	Thornburg Mortgage Securities Trust 2007-2					EPL Oil & Gas Inc
	1.41%, 06/25/2037 (n)			65	57	8.25%, 02/15/2018 (a)		525	556
	1.81%, 06/25/2037 (n)			267	257	Forest Oil Corp
	Wachovia Bank Commercial Mortgage Trust					7.25%, 06/15/2019 (a)		775	745
	Series 2007-C33					Genel Energy Finance PLC
	6.14%, 02/15/2051 (n)			127	139	7.50%, 05/14/2019		4,400	4,367
	WaMu Mortgage Pass-Through Certificates					Gulf Keystone Petroleum Ltd
	Series 2002-AR9 Trust					13.00%, 04/18/2017		1,400	1,274
	1.52%, 08/25/2042 (n)			17	16	OGX Austria GmbH
	WaMu Mortgage Pass-Through Certificates					0.00%, 06/01/2018 (b),(e)		600	22
	Series 2004-AR14 Trust					0.00%, 04/01/2022 (b),(e)		1,100	40
	2.40%, 01/25/2035 (n)			278	280	Pacific Rubiales Energy Corp
	WaMu Mortgage Pass-Through Certificates					5.38%, 01/26/2019 (e)		6,000	6,240
	Series 2004-CB2 Trust					Paragon Offshore PLC
	5.50%, 07/25/2034			101	107	6.75%, 07/15/2022 (e)		390	355
	WaMu Mortgage Pass-Through Certificates					7.25%, 08/15/2024 (e)		840	769
	Series 2006-AR19 Trust					Petrobras Global Finance BV
	0.85%, 01/25/2047 (n)			863	808	2.59%, 03/17/2017 (n)		1,000	1,013
	1.92%, 01/25/2047 (n)			413	396	Petroleos de Venezuela SA
	WaMu Mortgage Pass-Through Certificates					6.00%, 11/15/2026		5,000	2,880
	Series 2006-AR7 Trust					Petroleos Mexicanos
	2.17%, 07/25/2046 (n)			352	319	7.65%, 11/24/2021 (e),(n)	MXN	6,500	538
	WaMu Mortgage Pass-Through Certificates					Plains Exploration & Production Co
	Series 2006-AR8 Trust					6.88%, 02/15/2023		$180	209
	2.26%, 08/25/2036 (n)			205	180	QEP Resources Inc
	Washington Mutual Mortgage Pass-Through					5.25%, 05/01/2023		320	324
	Certificates WMALT Series 2006-2 Trust					Rex Energy Corp
	6.00%, 03/25/2036 (n)			192	172	6.25%, 08/01/2022 (e)		245	245
	Wells Fargo Mortgage Backed Securities 2003-					Rosneft Finance SA
	J Trust					6.63%, 03/20/2017		500	510
	2.61%, 10/25/2033 (n)			65	66	Sanchez Energy Corp
	Wells Fargo Mortgage Backed Securities 2004-					6.13%, 01/15/2023 (e)		140	145
	A Trust					Shell International Finance BV
	2.64%, 02/25/2034 (n)			199	202	0.44%, 11/15/2016 (n)		455	457
	Wells Fargo Mortgage Backed Securities 2005-					Sinopec Group Overseas Development 2014
	11 Trust					Ltd
	5.50%, 11/25/2035			76	80	1.01%, 04/10/2017 (e),(n)		1,000	1,001
	Wells Fargo Mortgage Backed Securities 2005-					Transocean Inc
	12 Trust					6.00%, 03/15/2018		1,800	2,003
	5.50%, 11/25/2035			126	130	Whiting Petroleum Corp
	Wells Fargo Mortgage Backed Securities 2005-					5.00%, 03/15/2019		200	211
	16 Trust								$37,759
	6.00%, 01/25/2036 (n)			365	362

	See accompanying notes.					103

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Oil & Gas Services - 0.03%				Other Asset Backed Securities (continued)
Petrofac Ltd				Popular ABS Mortgage Pass-Through Trust
3.40%, 10/10/2018 (d),(e)		$600	$621	2006	-A
				0.55%, 02/25/2036 (n)			$200	$157
				RAMP Series 2004-RS11 Trust
Other Asset Backed Securities - 1.08%				1.81%, 11/25/2034 (n)			107	101
ABFC 2007-WMC1 Trust
1.15%, 06/25/2037 (n)		87	61	Rise Ltd
				4.75%, 02/15/2039 (d),(f),(n)			969	976
Ameriquest Mortgage Securities Trust 2006-
R1				Securitized Asset Backed Receivables LLC
0.55%, 03/25/2036 (n)		300	253	Trust 2005-OP1
				0.83%, 01/25/2035 (n)			151	137
Bayview Opportunity Master Fund IIIa Trust
2014-18NPL				Securitized Asset Backed Receivables LLC
3.23%, 07/28/2034 (e),(n)		538	540	Trust 2006-FR3
				0.41%, 05/25/2036 (n)			269	158
Bear Stearns Asset Backed Securities Trust

2006-3				Sierra 0.54%, Madre 09/07/2039 Funding Ltd (d),(e),(n)			455	301
0.61%, 08/25/2036 (n)		300	247
				0.56%, 09/07/2039 (d),(e),(f),(n)			1,113	805
Belle Haven ABS CDO Ltd
0.60%, 11/03/2044 (d),(e),(n)		126	54	Sierra Timeshare 2012-1 Receivables Funding
0.64%, 11/03/2044 (d),(e),(n)		171	74	LLC
				2.84%, 11/20/2028 (e)			48	49
Carrington Mortgage Loan Trust Series 2005-
OPT2				Sierra Timeshare 2013-1 Receivables Funding
1.20%, 05/25/2035 (n)		200	144	LLC
				1.59%, 11/20/2029 (e),(n)			229	230
COA Summit CLO Ltd 2014-1
1.58%, 04/20/2023(e),(n)		2,200	2,194	Sierra Timeshare 2013-3 Receivables Funding
				LLC
Colony American Homes 2014-1				2.20%, 10/20/2030 (e),(n)			544	548
2.10%, 05/17/2031 (e),(n)		290	285
				Springleaf Funding Trust 2014-A
Countrywide Asset-Backed Certificates				2.41%, 12/15/2022 (e),(f),(n)			290	290
0.30%, 06/25/2047 (n)		1,200	952
0.33%, 03/25/2037 (n)		468	407	Structured Asset Securities Corp Mortgage
0.33%, 05/25/2037 (n)		765	677	Loan Trust 2006-BC4
				0.33%, 12/25/2036 (n)			195	156
0.34%, 06/25/2047 (n)		1,600	1,359
				TAL Advantage V LLC
First Franklin Mortgage Loan Trust 2004-FF8				3.55%, 11/20/2038 (e),(n)			486	495
1.58%, 10/25/2034 (n)		91	71
				Triaxx Prime CDO 2007-1 Ltd
Gallatin CLO VII 2014-1 Ltd				0.42%, 10/02/2039 (e),(n)			160	104
1.43%, 07/15/2023 (e),(f),(n)		2,400	2,400
				VOLT NPL X LLC
GSAMP Trust 2006-NC2				3.96%, 11/25/2053 (e),(n)			434	437
0.39%, 06/25/2036 (n)		251	155
HSI Asset Securitization Corp Trust 2005-I1								$20,250
0.55%, 11/25/2035 (n)		200	141	Packaging & Containers - 0.06%
Huntington CDO Ltd				Ardagh Finance Holdings SA
0.51%, 11/05/2040 (d),(e),(n)		151	139	8.38%, PIK 8.38%, 06/15/2019 (e),(p)		EUR	130	171
Invitation Homes 2014-SFR1 Trust				Ardagh Packaging Finance PLC / Ardagh
1.65%, 06/17/2031 (e),(n)		505	498	Holdings USA Inc
JP Morgan Mortgage Acquisition Trust 2006-				3.23%, 12/15/2019 (e),(n)			$900	896
WMC3								$1,067
0.26%, 08/25/2036 (n)		456	247
LCM X LP				Pharmaceuticals - 0.09%
1.49%, 04/15/2022 (e),(n)		2,000	1,997	BioScrip Inc
				8.88%, 02/15/2021 (e)			380	391
Merrill Lynch Mortgage Investors Trust Series
2005	-FM1			Johnson & Johnson
0.64%, 05/25/2036 (n)		300	268	0.31%, 11/28/2016 (n)			430	430
Merrill Lynch Mortgage Investors Trust Series				McKesson Corp
				0.63%, 09/10/2015 (n)			900	902
2006	-RM4
0.24%, 09/25/2037 (n)		71	19					$1,723
Newcastle CDO V Ltd				Pipelines - 0.04%
0.57%, 12/24/2039 (e),(n)		112	108
				Copano Energy LLC / Copano Energy Finance
OneMain Financial Issuance Trust 2014-1				Corp
2.43%, 06/18/2024 (e),(f),(n)		240	240
				7.13%, 04/01/2021			68	76
OneMain Financial Issuance Trust 2014-2				Gibson Energy Inc
2.47%, 09/18/2024 (e),(f)		350	350	5.38%, 07/15/2022 (e)		CAD	240	221
3.02%, 09/18/2024 (e),(f),(n)		130	130	6.75%, 07/15/2021 (e)			$55	59
5.31%, 09/18/2024 (e),(f),(n)		265	265
				Kinder Morgan Finance Co LLC
Ownit Mortgage Loan Trust Series 2005-5				5.70%, 01/05/2016			400	421
0.75%, 10/25/2036 (n)		178	126
								$777
Park Place Securities Inc Asset-Backed Pass-
Through Certificates Series 2004-MHQ				Real Estate - 0.55%
1.96%, 12/25/2034 (n)		754	656	China Overseas Finance Cayman III Ltd
Park Place Securities Inc Asset-Backed Pass-				6.38%, 10/29/2043			7,000	7,043
Through Certificates Series 2005-WCW				Lai Sun International Finance 2012 Ltd
0.69%, 07/25/2035 (n)		200	172	5.70%, 01/18/2018			1,780	1,793
Park Place Securities Inc Asset-Backed Pass-				Rialto Holdings LLC / Rialto Corp
Through Certificates Series 2005-WCW3				7.00%, 12/01/2018 (e)			1,343	1,397
0.65%, 08/25/2035 (n)		100	77					$10,233

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

REITS	- 0.40%				Sovereign (continued)
	Host Hotels & Resorts LP				Mexican Bonos (continued)
	5.25%, 03/15/2022		$265	$295	8.50%, 12/13/2018 (n)	MXN	24,000	$2,107
	iStar Financial Inc				Mexico Cetes
	4.00%, 11/01/2017		2,045	2,035	0.00%, 12/24/2014 (b)		102,000	773
	5.00%, 07/01/2019		745	745	0.00%, 01/08/2015 (b)		270,000	2,043
	Trust F/1401				Morocco Government International Bond
	6.95%, 01/30/2044 (e)		4,000	4,480	3.50%, 06/19/2024	EUR	3,000	4,027
				$7,555	Residual Funding Corp Principal Strip
					0.00%, 10/15/2019 (b),(q)		$100	90
	Retail - 0.04%				Slovenia Government Bond
	Foot Locker Inc				2.75%, 03/17/2015	EUR	400	532
	8.50%, 01/15/2022		410	492	Slovenia Government International Bond
	Group 1 Automotive Inc				4.13%, 02/18/2019 (e)		$900	952
	5.00%, 06/01/2022 (e)		315	313
					4.70%, 11/01/2016 (e)	EUR	500	708
				$805	4.75%, 05/10/2018 (d),(e)		$500	539
	Semiconductors - 0.03%				4.75%, 05/10/2018		500	539
	Advanced Micro Devices Inc				Slovenia Ministry of Finance Treasury Bill
	7.00%, 07/01/2024 (e)		230	234	0.00%, 10/16/2014 (b)	EUR	400	525
	NXP BV / NXP Funding LLC				0.00%, 02/12/2015 (b)		1,400	1,836
	3.50%, 09/15/2016 (e)		300	306				$49,845
				$540	Supranational Bank - 0.01%
	Software - 0.12%				Corp Andina de Fomento
	Blackboard Inc				3.95%, 10/15/2021 (f)	MXN	1,959	153
	7.75%, 11/15/2019 (e)		645	660
	Oracle Corp				Telecommunications - 0.63%
	0.43%, 07/07/2017 (n)		1,075	1,077
					Altice SA
	Rolta Americas LLC				7.25%, 05/15/2022 (e)	EUR	540	752
	8.88%, 07/24/2019 (e)		565	586
					America Movil SAB de CV
				$2,323	3.13%, 07/16/2022		$200	199
	Sovereign - 2.66%				AT&T Inc
					0.65%, 03/30/2017 (n)		1,525	1,528
	Brazilian Government International Bond
	8.50%, 01/05/2024	BRL	1,945	856	Brasil Telecom SA
					9.75%, 09/15/2016 (e)	BRL	1,245	506
	Cyprus Government International Bond
	4.63%, 02/03/2020 (e)	EUR	3,000	3,922	KT Corp
					1.75%, 04/22/2017 (e)		$600	601
	4.75%, 06/25/2019		2,000	2,634
	Hellenic Republic Government Bond				Sprint Capital Corp
	2.00%, 02/24/2023 (n)		250	277	6.90%, 05/01/2019		100	107
	2.00%, 02/24/2024 (n)		250	270	Sprint Communications Inc
	2.00%, 02/24/2025 (n)		250	264	6.00%, 12/01/2016		800	853
	2.00%, 02/24/2026(n)		250	255	Telecom Italia Capital SA
	2.00%, 02/24/2027 (n)		250	249	7.18%, 06/18/2019		750	855
	2.00%, 02/24/2028 (n)		250	245	Telefonica Emisiones SAU
	2.00%, 02/24/2029 (n)		250	241	0.88%, 06/23/2017 (n)		1,300	1,299
	2.00%, 02/24/2030 (n)		250	238	Turk Telekomunikasyon AS
	2.00%, 02/24/2031 (n)		250	235	4.88%, 06/19/2024		4,000	3,960
	2.00%, 02/24/2032 (n)		250	231	Verizon Communications Inc
	2.00%, 02/24/2033 (n)		250	228	4.50%, 09/15/2020		200	220
	2.00%, 02/24/2034 (n)		250	225	Virgin Media Finance PLC
	2.00%, 02/24/2035 (n)		250	223	4.88%, 02/15/2022 (a)		275	263
	2.00%, 02/24/2036 (n)		250	221	Wind Acquisition Finance SA
	2.00%, 02/24/2037 (n)		250	220	4.20%, 07/15/2020 (e),(n)	EUR	525	692
	2.00%, 02/24/2038 (n)		250	219				$11,835
	2.00%, 02/24/2039 (n)		250	218
	2.00%, 02/24/2040 (n)		250	217	Transportation - 0.03%
					Canadian National Railway Co
	2.00%, 02/24/2041 (n)		250	216	0.44%, 11/06/2015 (n)		$610	611
	2.00%, 02/24/2042 (n)		250	216
	Hellenic Republic Government International
	Bond				Trucking & Leasing - 0.01%
	5.00%, 08/22/2016	JPY	225,000	2,139	Aviation Capital Group Corp
	Hellenic Republic Treasury Bill				3.88%, 09/27/2016 (e)		200	206
	0.00%, 09/19/2014 (b)	EUR	700	919
	0.00%, 10/10/2014 (b)		400	525	TOTAL BONDS			$410,281
	0.00%, 10/17/2014 (b)		500	656		Principal
	0.00%, 01/09/2015 (b)		875	1,145	CONVERTIBLE BONDS - 2.16%	Amount (000's) Value (000's)
	KazAgro National Management Holding JSC				Airlines - 0.03%
	3.26%, 05/22/2019		3,000	3,883	Lufthansa Malta Blues LP
	4.63%, 05/24/2023 (o)		$7,000	6,809
					0.75%, 04/05/2017 (a)	EUR	200	498
	Mexican Bonos
	6.50%, 06/10/2021 (n)	MXN	45,750	3,726
	7.75%, 12/14/2017 (n)		26,000	2,204
	7.75%, 11/13/2042 (n)		12,000	1,048

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal					Principal
	CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)				CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)

	Automobile Manufacturers - 0.11%					Insurance (continued)
	Ford Motor Co					Radian Group Inc
	4.25%, 11/15/2016		$430	$870		2.25%, 03/01/2019 (a)	$800	$1,171
	Tesla Motors Inc					3.00%, 11/15/2017 (a)	275	388
	1.50%, 06/01/2018 (a)		325	723				$2,423
	Volkswagen International Finance NV
	5.50%, 11/09/2015 (a),(e)	EUR	400	564		Internet - 0.48%
				$2,157		Equinix Inc
						4.75%, 06/15/2016	1,325	3,497
Banks	- 0.37%					MercadoLibre Inc
	Bank of New York Mellon Luxembourg					2.25%, 07/01/2019 (e)	350	394
	SA/The					Priceline Group Inc/The
	0.00%, 12/15/2050 (b),(n)		7,500	6,898		0.35%, 06/15/2020	548	644
						1.00%, 03/15/2018	209	299
						VeriSign Inc
	Biotechnology - 0.18%					3.25%, 08/15/2037 (a)	2,375	4,103
	Acorda Therapeutics Inc
	1.75%, 06/15/2021 (a)		$100	103				$8,937
	BioMarin Pharmaceutical Inc					Investment Companies - 0.01%
	0.75%, 10/15/2018		83	89		Ares Capital Corp
	1.50%, 10/15/2020		171	190		5.75%, 02/01/2016 (a),(e)	50	53
	Emergent Biosolutions Inc					Prospect Capital Corp
	2.88%, 01/15/2021 (e)		255	277		4.75%, 04/15/2020 (a),(e),(n)	100	98
	Exelixis Inc							$151
	4.25%, 08/15/2019 (a)		100	93
	Gilead Sciences Inc					Iron & Steel - 0.01%
	1.63%, 05/01/2016		160	755		United States Steel Corp
	Illumina Inc					2.75%, 04/01/2019	79	128
	0.00%, 06/15/2019 (a),(b),(e)		100	108
	Regeneron Pharmaceuticals Inc					Mining - 0.01%
	1.88%, 10/01/2016		450	1,874		Stillwater Mining Co
				$3,489		1.75%, 10/15/2032 (a)	100	152
Coal	- 0.02%
	Alpha Natural Resources Inc					Oil & Gas - 0.05%
	3.75%, 12/15/2017 (a)		200	173		Chesapeake Energy Corp
	4.88%, 12/15/2020		100	76		2.50%, 05/15/2037	225	233
	Peabody Energy Corp					2.75%, 11/15/2035	65	67
	4.75%, 12/15/2066		185	133		Gulf Keystone Petroleum Ltd
				$382		6.25%, 10/18/2017	1,000	680

	Computers - 0.03%							$980
	j2 Global Inc					Oil & Gas Services - 0.02%
	3.25%, 06/15/2029 (a),(n)		525	543		Hornbeck Offshore Services Inc
						1.50%, 09/01/2019	315	360
	Consumer Products - 0.02%
	Jarden Corp					Pharmaceuticals - 0.05%
	1.13%, 03/15/2034 (e)		405	417		Herbalife Ltd
						2.00%, 08/15/2019 (a),(e)	150	117
	Diversified Financial Services - 0.02%					Mylan Inc/PA
	Element Financial Corp					3.75%, 09/15/2015	230	840
	5.13%, 06/30/2019 (a),(e)	CAD	325	330				$957
					REITS	- 0.12%
	Electric - 0.03%					American Realty Capital Properties Inc
						3.75%, 12/15/2020 (a)	125	130
	NRG Yield Inc
	3.50%, 02/01/2019 (a),(e)		$550	681		Annaly Capital Management Inc
						5.00%, 05/15/2015 (a)	350	355
						Health Care REIT Inc
	Electrical Components & Equipment - 0.04%					3.00%, 12/01/2029	825	1,091
	General Cable Corp					Ryman Hospitality Properties Inc
	4.50%, 11/15/2029(a),(n)		175	155		3.75%, 10/01/2014 (e)	259	615
	SunPower Corp							$2,191
	4.50%, 03/15/2015 (a)		400	685
				$840		Semiconductors - 0.28%
						Micron Technology Inc
	Home Builders - 0.02%					2.13%, 02/15/2033 (a)	200	599
	Standard Pacific Corp					3.13%, 05/01/2032 (a)	300	1,003
	1.25%, 08/01/2032 (a)		300	365		Novellus Systems Inc
						2.63%, 05/15/2041 (a)	365	769
	Insurance - 0.13%					SunEdison Inc
						0.25%, 01/15/2020 (a),(e)	125	133
	MGIC 2.00%, Investment 04/01/2020 Corp (a)		300	420		2.00%, 10/01/2018 (a),(e)	500	828
	5.00%, 05/01/2017 (a)		400	444		2.75%, 01/01/2021 (a),(e)	1,100	1,846
								$5,178

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal			SENIOR FLOATING RATE INTERESTS	Principal
	CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

	Software - 0.01%				Building Materials (continued)
	Nuance Communications Inc				Quikrete Holdings Inc, Term Loan B
	2.75%, 11/01/2031	$305	$304		4.00%, 09/18/2020 (n)	$144	$143
							$730

	Telecommunications - 0.09%				Chemicals - 0.09%
	Ciena Corp				Axalta Coating Systems US Holdings Inc,
	3.75%, 10/15/2018 (e)	270	351		Term Loan
	JDS Uniphase Corp				3.75%, 02/01/2020 (n)	243	242
	0.63%, 08/15/2033	610	605		Emerald Performance Materials LLC, Term
	Palo Alto Networks Inc				Loan
	0.00%, 07/01/2019 (a),(b),(e)	645	675		4.50%, 07/23/2021 (n)	270	269
			$1,631		MacDermid Inc, Term Loan B
					4.00%, 06/05/2020 (n)	153	153
	Transportation - 0.03%				Nexeo Solutions LLC, Term Loan B1
	Scorpio Tankers Inc				5.00%, 09/08/2017 (n)	358	356
	2.38%, 07/01/2019 (a),(e)	200	206
					Nexeo Solutions LLC, Term Loan B2
	UTi Worldwide Inc				5.00%, 09/08/2017 (n)	83	82
	4.50%, 03/01/2019 (a),(e)	300	305
					Taminco Global Chemical Corp, Term Loan B
			$511		3.25%, 02/15/2019 (n)	194	192
	TOTAL CONVERTIBLE BONDS		$40,503		Univar Inc, Term Loan B
		Principal			5.00%, 06/30/2017 (n)	426	426
	MUNICIPAL BONDS - 0.01%	Amount (000's) Value (000's)					$1,720

Texas	- 0.01%				Commercial Services - 0.19%
	North Texas Higher Education Authority Inc				Brickman Group Ltd LLC/The, Term Loan B
	1.33%, 04/01/2040 (n)	$190	$192
					4.00%, 12/18/2020 (n)	154	152
					Garda World Security Corp, Delay-Draw Term
	TOTAL MUNICIPAL BONDS		$192	Loan B	-DD
	SENIOR FLOATING RATE INTERESTS -	Principal			4.00%, 11/06/2020 (n)	40	40
	1.98%	Amount (000's) Value (000's)			Garda World Security Corp, Term Loan B
					4.00%, 11/06/2020 (n)	156	155
	Advertising - 0.03%
	Checkout Holding Corp, Term Loan B				GXS Group Inc, Term Loan B
	4.50%, 04/03/2021 (n)	$477	$469		3.25%, 12/18/2020 (n)	259	257
					Harland Clarke Holdings Corp, Term Loan B2
					5.48%, 06/30/2017 (n)	292	292
	Aerospace & Defense - 0.08%				Inmar Inc, Term Loan B
	Accudyne Industries Borrower SCA, Term				4.25%, 01/27/2021 (n)	363	357
	Loan				iQor US Inc, Term Loan B
	4.00%, 12/05/2019 (n)	818	814		6.00%, 02/19/2021 (n)	597	558
	M/A-COM Technology Solutions Holdings Inc,				KAR Auction Services Inc, Term Loan B2
	Term Loan B				3.50%, 03/05/2021 (n)	170	169
	4.50%, 05/03/2021 (n)	267	268		Millennium Laboratories LLC, Term Loan B
	Sequa Corp, Term Loan B				5.25%, 04/15/2021 (n)	491	492
	5.25%, 05/29/2017 (n)	123	121		Sedgwick Inc, Term Loan
	TransDigm Inc, Term Loan C				3.75%, 02/11/2021 (n)	464	456
	3.75%, 02/28/2020 (n)	84	84		ServiceMaster Co LLC/The, Term Loan B
	TransDigm Inc, Term Loan D				4.25%, 06/25/2021 (n)	579	574
	3.75%, 05/21/2021 (n)	135	134
							$3,502
			$1,421
					Computers - 0.01%
	Agriculture - 0.02%				Oberthur Technologies of America Corp, Term
	Arysta Lifescience SPC LLC, Term Loan B				Loan B2
	4.50%, 05/22/2020 (n)	213	212		4.50%, 10/09/2019 (n)	139	139
	Pinnacle Operating Corp, Term Loan B
	4.75%, 11/14/2018 (n)	167	167
			$379		Consumer Products - 0.03%
					Dell International LLC, Term Loan B
	Apparel - 0.01%				4.50%, 03/24/2020 (n)	372	373
	Nine West Holdings Inc, Term Loan B				Dell International LLC, Term Loan C
	4.75%, 09/05/2019 (n)	180	180		3.75%, 09/24/2018 (n)	93	92
							$465

	Automobile Manufacturers - 0.05%				Distribution & Wholesale - 0.04%
	Chrysler Group LLC, Term Loan B				American Builders & Contractors Supply Co
	3.25%, 12/05/2018 (n)	998	987		Inc, Term Loan B
					3.50%, 04/05/2020 (n)	575	569
	Automobile Parts & Equipment - 0.02%				American Tire Distributors Inc, Term Loan
					5.75%, 06/19/2018 (n)	120	120
	Visteon Corp, Delay-Draw Term Loan B-DD
	3.50%, 04/09/2021 (n)	285	283		Spin Holdco Inc, Term Loan B
					4.25%, 11/08/2019 (n)	89	89
							$778
	Building Materials - 0.04%
	Continental Building Products LLC, Term				Diversified Financial Services - 0.09%
	Loan B				American Beacon Advisors Inc, Term Loan B
	0.00%, 08/28/2020 (n),(r)	591	587		4.75%, 11/20/2019 (n)	331	331
	See accompanying notes.				107

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

	SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's Value (000's)			(continued)	Amount (000's) Value (000's)

	Diversified Financial Services (continued)				Housewares (continued)
	Aptean Holdings Inc, Term Loan B				Wilsonart International Holding LLC, Term
	5.25%, 02/21/2020 (n)	$449	$447		Loan B
	Delos Finance Sarl, Term Loan B				4.00%, 10/24/2019 (n)	$365	$360
	3.50%, 02/26/2021 (n)	465	462				$427
	Duff & Phelps LLC, Term Loan B
	4.50%, 03/12/2020(n)	178	178		Insurance - 0.09%
	Flying Fortress Inc, Term Loan				AmWins Group LLC, Term Loan B
					5.00%, 02/20/2020 (n)	192	192
	3.50%, 06/30/2017 (n)	177	176
			$1,594		Asurion LLC, Term Loan B1
					5.00%, 05/24/2019 (n)	388	389
	Electric - 0.01%				Asurion LLC, Term Loan B2
	Calpine Construction Finance Co LP, Term				4.25%, 06/19/2020 (n)	119	118
	Loan B1				CGSC of Delaware Holdings Corp, Term
	3.00%, 04/24/2020 (n)	262	257		Loan
					8.25%, 10/16/2020 (n)	145	130
					CGSC of Delaware Holdings Corp, Term Loan
	Electrical Components & Equipment - 0.02%				B
	Generac Power Systems Inc, Term Loan B				5.00%, 04/16/2020 (n)	347	323
	3.25%, 06/22/2018 (n)	449	443
					HUB International Ltd, Term Loan B
					4.25%, 09/17/2020 (n)	509	505
	Entertainment - 0.01%						$1,657
	Kasima LLC, Term Loan B
	3.25%, 05/17/2021 (n)	265	263		Internet - 0.03%
					Zayo Group LLC, Term Loan B
					4.00%, 06/15/2019 (n)	491	488
	Environmental Control - 0.01%
	Metal Services LLC, Term Loan B
	6.00%, 06/30/2017 (n)	157	158		Investment Companies - 0.01%
					Grosvenor Capital Management Holdings
					LLLP, Term Loan B
Food	- 0.18%				3.75%, 11/25/2020 (n)	169	167
	Albertson's Holdings LLC, Term Loan B3
	3.25%, 08/11/2021 (n)	1,000	999
	Albertson's Holdings LLC, Term Loan B4				Leisure Products & Services - 0.02%
	0.00%, 08/11/2021 (n),(r)	532	533		SRAM LLC, Term Loan B
					4.00%, 06/07/2018 (n)	325	318
	Aramark Services Inc, Term Loan F
	3.25%, 02/21/2021 (n)	414	409
	Big Heart Pet Brands, Term Loan B				Leisure Time - 0.02%
	3.50%, 02/21/2020 (n)	783	770		Bauer Performance Sports Ltd, Term Loan
	Del Monte Foods Inc, Term Loan B				4.00%, 04/02/2021 (n)	101	100
	4.25%, 01/26/2021 (n)	154	153		Planet Fitness, Term Loan
	Pinnacle Foods Finance LLC, Term Loan G				4.75%, 03/26/2021 (n)	226	225
	3.25%, 04/29/2020 (n)	189	187				$325
	Reddy Ice Corp, Term Loan
	6.75%, 05/01/2019 (n)	110	105		Lodging - 0.03%
	Sprouts Farmers Markets Holdings LLC, Term				Hilton Worldwide Finance LLC, Term Loan B
					3.50%, 09/23/2020 (n)	569	565
	Loan
	4.00%, 04/12/2020 (n)	120	120
			$3,276		Machinery - Diversified - 0.00%
	Food Service - 0.00%				Mirror BidCo Corp, Term Loan B
					4.25%, 12/28/2019 (n)	77	77
	Brasa Inc, Term Loan
	11.00%, 01/18/2020 (n)	46	47
				Media	- 0.18%
	Healthcare - Products - 0.04%				Charter Communications Operating LLC, Term
	Mallinckrodt International Finance SA, Term				Loan
					0.00%, 08/12/2021 (n),(r)	435	437
	Loan B
	3.50%, 03/05/2021 (n)	489	486		Charter Communications Operating LLC, Term
	Ortho-Clinical Diagnostics Inc, Term Loan B				Loan G
					0.00%, 08/12/2021 (n),(r)	650	654
	4.75%, 06/30/2021 (n)	235	235
			$721		CSC Holdings LLC, Term Loan B
					2.66%, 04/15/2020 (n)	296	290
	Healthcare - Services - 0.00%				Sinclair Television Group Inc, Term Loan B
	Amsurg Corp, Term Loan B				3.00%, 10/28/2016 (n)	591	581
	3.75%, 07/08/2021 (n)	64	64		Springer Science+Business Media GmbH,
					Term Loan B3
					0.00%, 08/14/2020 (n),(r)	387	385
	Home Furnishings - 0.02%				Time Inc, Delay-Draw Term Loan B-DD
	Tempur Sealy International Inc, Term Loan B				4.25%, 04/21/2021 (n)	290	289
	3.50%, 12/31/2019 (n)	362	360
					Tribune Media Co, Term Loan B
					4.00%, 11/20/2020 (n)	360	359
	Housewares - 0.02%
	Libbey Glass Inc, Term Loan B
	3.75%, 04/09/2021(n)	68	67

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Media (continued)			Semiconductors - 0.03%
	Virgin Media Investment Holdings Ltd, Term			Entegris Inc, Term Loan B
	Loan B			3.50%, 03/25/2021 (n)	$195	$192
	3.50%, 02/15/2020 (n)	$370	$365	Microsemi Corp, Term Loan B2
			$3,360	3.50%, 02/19/2020 (n)	103	103
				NXP BV, Term Loan D
	Metal Fabrication & Hardware - 0.02%			3.25%, 01/10/2020 (n)	203	202
	Crosby US Acquisition Corp, Term Loan			Vat Holdings AG, Term Loan
	3.75%, 11/06/2020 (n)	313	312
				4.75%, 01/28/2021 (n)	113	113
	Doncasters US Finance LLC, Term Loan B					$610
	4.50%, 04/05/2020 (n)	97	96
			$408	Software - 0.15%
				BMC Foreign Holding Co, Term Loan B
	Miscellaneous Manufacturing - 0.01%			5.00%, 08/07/2020 (n)	198	198
	Gates Global LLC, Term Loan			BMC Software Finance Inc, Term Loan B
	4.25%, 06/11/2021 (n)	273	271
				5.00%, 08/07/2020 (n)	584	582
				Dealertrack Technologies Inc, Term Loan B
	Oil & Gas - 0.06%			3.50%, 02/26/2021 (n)	139	138
	Pacific Drilling SA, Term Loan B			Evergreen Skills Lux Sarl, Term Loan
	4.50%, 05/18/2018 (n)	198	198	4.00%, 04/08/2021 (n)	327	324
	Paragon Offshore PLC, Term Loan			4.50%, 04/23/2021 (n)	393	385
	3.75%, 07/09/2021 (n)	473	467	IMS Health Inc, Term Loan B
	Power Buyer LLC, Delay-Draw Term Loan			3.50%, 03/05/2021 (n)	150	148
	DD			Infor US Inc, Term Loan B5
	4.25%, 05/06/2020 (n)	29	28	3.75%, 06/03/2020 (n)	547	542
	Power Buyer LLC, Term Loan			Nuance Communications Inc, Term Loan C
	4.25%, 05/06/2020 (n)	531	520	2.91%, 03/31/2016 (n)	124	122
			$1,213	Renaissance Learning Inc, Term Loan
				4.50%, 04/02/2021 (n)	272	269
	Packaging & Containers - 0.01%			Verint Systems Inc, Term Loan B
	Ardagh Holdings USA Inc, Delay-Draw Term			3.50%, 09/06/2019 (n)	111	111
Loan B	-DD					$2,819
	4.00%, 12/17/2019 (n)	70	69
	FPC Holdings Inc, Term Loan			Telecommunications - 0.06%
	5.25%, 11/15/2019 (n)	125	124	Cincinnati Bell Inc, Term Loan B
			$193	4.00%, 08/20/2020 (n)	174	173
				Level 3 Financing Inc, Term Loan BI
	Pharmaceuticals - 0.07%			0.00%, 01/15/2020 (n),(r)	514	511
	Amneal Pharmaceuticals LLC, Term Loan B			LTS Buyer LLC, Term Loan B
	4.75%, 10/31/2019 (n)	308	307	4.00%, 04/01/2020 (n)	303	302
	Grifols Worldwide Operations USA Inc, Term			SBA Senior Finance II LLC, Term Loan B
	Loan B			3.25%, 03/24/2021 (n)	210	208
	3.16%, 03/05/2021 (n)	494	490
						$1,194
	JLL/Delta Dutch Newco BV, Term Loan B
	4.25%, 01/22/2021 (n)	235	233	Transportation - 0.01%
	Quintiles Transnational Corp, Term Loan B3			OSG Bulk Ships Inc, Term Loan B-EXIT
	3.75%, 06/08/2018 (n)	362	359	5.25%, 07/22/2019 (n)	90	90
			$1,389

	Pipelines - 0.01%			Trucking & Leasing - 0.05%
	Energy Transfer Equity LP, Term Loan			AWAS Aviation Capital Ltd, Term Loan
	3.25%, 11/15/2019 (n)	265	261	3.50%, 06/26/2018 (n)	182	181
				IBC Capital Ltd, Term Loan
				0.00%, 08/05/2021 (n),(r)	752	750
	Private Equity - 0.01%					$931
	HarbourVest Partners LLC, Term Loan			TOTAL SENIOR FLOATING RATE INTERESTS		$36,980
	3.25%, 02/04/2021(n)	91	90
				U.S. GOVERNMENT & GOVERNMENT	Principal
				AGENCY OBLIGATIONS - 4.52%	Amount (000's) Value (000's)
REITS	- 0.05%
	Crown Castle Operating Co, Term Loan B			U.S. Treasury - 1.26%
	3.00%, 01/31/2019 (n)	436	433	0.13%, 04/30/2015	$8,300	$8,303
				0.25%, 09/30/2015	5,200	5,206
	Crown Castle Operating Co, Term Loan B2			0.38%, 02/15/2016 (s),(t)	1,700	1,702
	3.00%, 01/31/2021 (n)	547	544
				0.38%, 03/15/2016	1,000	1,001
			$977	0.88%, 07/15/2017	5,600	5,594
	Retail - 0.05%			1.50%, 06/30/2016	600	611
	Hillman Group Inc/The, Term Loan B			2.13%, 02/29/2016	1,200	1,233
	4.50%, 06/30/2021 (n)	54	54			$23,650
	New Albertsons Inc, Term Loan B
	4.75%, 06/25/2021 (n)	572	568	U.S. Treasury Bill - 3.22%
				0.01%, 09/04/2014 (o),(u)	15,000	15,000
	Talbots Inc/The, Term Loan B			0.01%, 09/25/2014 (o),(u)	18,000	18,000
	4.75%, 03/13/2020 (n)	294	292
				0.03%, 11/13/2014 (o),(u)	25,000	24,999
			$914	0.05%, 10/30/2014 (t),(u)	1,140	1,140
				0.05%, 02/19/2015 (s),(u)	1,100	1,100
						$60,239
	See accompanying notes.			109

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

	U.S. GOVERNMENT & GOVERNMENT		Principal			REPURCHASE AGREEMENTS		Maturity
	AGENCY OBLIGATIONS (continued)		Amount (000's)	Value(000	's)	(continued)		Amount (000's)	Value(000	's)

	U.S. Treasury Inflation-Indexed Obligations - 0.04%					Banks (continued)
	0.75%, 02/15/2042		$738	$721		Barclays Bank PLC Repurchase Agreement on $		3,979	$3,987
						securities sold short; (0.45)% dated
	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					03/25/2014 (collateralized by VTB Bank
	OBLIGATIONS			$84,610		OJSC Via VTB Capital SA; $4,158,665;
			Principal			6.47%; dated 03/04/2015)(v)
	COMMERCIAL PAPER - 0.04%		Amount (000's)	Value(000	's)	Barclays Bank PLC Repurchase Agreement on		3,439	3,443
						securities sold short; (0.50)% dated
Food	- 0.04%					05/29/2014 (collateralized by Republic of
	Tesco Treasury Services PLC					Serbia; $3,549,938; 7.25%; dated
	1.00%, 08/18/2015		800	793		09/28/2021	)(v)
						Barclays Bank PLC Repurchase Agreement on		3,941	3,944
	TOTAL COMMERCIAL PAPER			$793		securities sold short; (0.50)% dated
			Principal			07/15/2014 (collateralized by Saudi
	CERTIFICATE OF DEPOSIT - 0.35%		Amount (000's)	Value(000	's)	Electricity Global Sukuk Co 2; $4,085,182;
Banks	- 0.35%					3.47%; dated 04/08/2023)(v)
	Banco Bilbao Vizcaya Argentaria/New York					Barclays Bank PLC Repurchase Agreement on		2,025	2,031
	NY					securities sold short; (0.55)% dated
	0.98%, 10/23/2015 (n)		1,000	1,000		01/29/2014 (collateralized by Corp
	1.08%, 05/16/2016 (n)		1,000	999		Nacional del Cobre de Chile; $2,158,490;
	Banco do Brasil SA					4.50%; dated 08/13/2023)(v)
	1.21%, 06/29/2015 (n)		1,400	1,400		Barclays Bank PLC Repurchase Agreement on		4,250	4,254
	Intesa Sanpaolo SpA/New York NY					securities sold short; (0.60)% dated
	1.65%, 04/07/2015		2,000	2,008		07/01/2014 (collateralized by Vale SA;
	Itau Unibanco Holding SA					$4,445,607; 3.75%; dated 01/10/2023)(v)
	1.51%, 05/31/2016 (n)		1,100	1,099		Barclays Bank PLC Repurchase Agreement;		1,002	1,007
				$6,506		(0.70)% dated 12/12/2013 (collateralized
	TOTAL CERTIFICATE OF DEPOSIT			$6,506		by Turkiye Garanti Bankasi AS;
						$1,093,993; 6.25%; dated 04/20/2021)(v)
			Maturity
	REPURCHASE AGREEMENTS - 6.91%		Amount (000's)	Value(000	's)	Barclays Bank PLC Repurchase Agreement on		988	988
						securities sold short; (0.70)% dated
Banks	- 6.91%					08/19/2014 (collateralized by
	Barclays Bank PLC Repurchase Agreement on		$2,258	$2,258		KazMunayGas National Co JSC;
	securities sold short; (0.08)% dated					$1,018,289; 4.40%; dated 04/30/2023)(v)
	08/19/2014 (collateralized by PTTEP					Barclays Bank PLC Repurchase Agreement;		5,272	5,272
	Canada International Finance Ltd;					(0.75)% dated 08/29/2014 (collateralized
	$2,404,185; 6.35%; dated 06/12/2042)(v)					by Sri Lanka Government International
	Barclays Bank PLC Repurchase Agreement;		5,645	5,645		Bond; $5,381,250; 6.25%; dated
	(0.15)% dated 08/11/2014 (collateralized					07/27/2021	(v)
	by Portugal Obrigacoes do Tesouro OT;					Barclays Bank PLC Repurchase Agreement on		3,922	3,923
	$5,857,144; 4.45%; dated 06/15/2018)(v)					securities sold short; (0.75)% dated
	Barclays Bank PLC Repurchase Agreement on		1,936	1,938		08/11/2014 (collateralized by
	securities sold short; (0.15)% dated					KazMunayGas National Co JSC;
	01/29/2014 (collateralized by Vale					$4,073,156; 4.40%; dated 04/30/2023)(v)
	Overseas Ltd; $2,091,811; 4.38%; dated					Barclays Bank PLC Repurchase Agreement on		2,391	2,392
	01/11/2022	)(v)				securities sold short; (0.75)% dated
	Barclays Bank PLC Repurchase Agreement on		2,323	2,324		08/15/2014 (collateralized by Sinochem
	securities sold short; (0.20)% dated					Overseas Capital Co Ltd; $2,449,220;
	06/12/2014 (collateralized by Petroleos de					6.30%; dated 11/12/2040)(v)
	Venezuela SA; $2,310,243; 8.50%; dated					Barclays Bank PLC Repurchase Agreement;		2,256	2,256
	11/02/2017	)(v)				(0.75)% dated 08/15/2014 (collateralized
	Barclays Bank PLC Repurchase Agreement on		2,909	2,909		by PTTEP Canada International Finance
	securities sold short; (0.20)% dated					Ltd; $2,404,185; 6.35%; dated
	08/27/2014 (collateralized by Petrobras					06/12/2042	)(v)
	Global Finance BV; $2,961,337; 3.00%;					Barclays Bank PLC Repurchase Agreement on		3,065	3,082
	dated 01/15/2019)(v)					securities sold short; (1.00)% dated
	Barclays Bank PLC Repurchase Agreement on		2,063	2,063		01/31/2014 (collateralized by Bangkok
	securities sold short; (0.20)% dated					Bank PCL/Hong Kong; $3,304,834; 4.80%;
	08/27/2014 (collateralized by Vale					dated 10/18/2020)(v)
	Overseas Ltd; $2,091,811; 4.38%; dated					Barclays Bank PLC Repurchase Agreement on		978	985
	01/11/2022	)(v)				securities sold short; (1.00)% dated
	Barclays Bank PLC Repurchase Agreement on		2,123	2,124		12/12/2013 (collateralized by Country
	securities sold short; (0.25)% dated					Garden Holdings Co Ltd; $988,125; 7.50%;
	07/01/2014 (collateralized by Petroleos de					dated 01/10/2023)(v)
	Venezuela SA; $2,043,177; 5.25%; dated					Barclays Bank PLC Repurchase Agreement;		465	468
	04/12/2017	)(v)				(1.15)% dated 03/17/2014 (collateralized
	Barclays Bank PLC Repurchase Agreement on		4,806	4,807		by Country Garden Holdings Co Ltd;
	securities sold short; (0.25)% dated					$494,063; 7.50%; dated 01/10/2023)(v)
	08/11/2014 (collateralized by Petrobras
	Global Finance BV; $4,935,562; 3.00%;
	dated 01/15/2019)(v)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

REPURCHASE AGREEMENTS	Maturity		(k) Restricted Security. At the end of the period, the value of this security
(continued)	Amount (000's)	Value (000's)	totaled $48 or 0.00% of net assets. The security was purchased on April
			16, 2014 at a cost of $48.
Banks (continued)			(l) Restricted Security. At the end of the period, the value of this security
Barclays Bank PLC Repurchase Agreement on	$2,187	$2,189	totaled $31 or 0.00% of the net assets.	The security was purchased April
securities sold short; (1.25)% dated			17, 2014 at a total cost of $31.
08/12/2014 (collateralized by Bangkok
Bank PCL/Hong Kong; $2,203,223; 4.80%;			(m) Restricted Security. At the end of the period, the value of this security dated 10/18/2020)(v)
			totaled $48 or 0.00% of net assets. The security was purchased August 26,
Barclays Bank PLC Repurchase Agreement on	2,039	2,045	2014 at a cost of $48.
securities sold short; (1.25)% dated			(n) Variable Rate. Rate shown is in effect at August 31, 2014.
05/29/2014 (collateralized by Russian			(o) Security or portion of the security was pledged as collateral for reverse
Foreign Bond - Eurobond; $2,007,088;			repurchase agreements. At the end of the period, the value of these
4.88%; dated 09/16/2023)(v)
			securities totaled $71,473 or 3.82% of net assets.
Barclays Bank PLC Repurchase Agreement on	936	944	(p) Payment in kind; the issuer has the option of paying additional securities
securities sold short; (1.75)% dated			in lieu of cash.
03/17/2014 (collateralized by KWG			(q) Security is a Principal Only Strip.
Property Holding Ltd; $1,031,229; 8.63%;			(r) This Senior Floating Rate Note will settle after August 31, 2014, at which dated 02/05/2020)(v)
			time the interest rate will be determined.
Barclays Bank PLC Repurchase Agreement on	1,989	2,000	(s) Security or a portion of the security was pledged to cover margin
securities sold short; (2.25)% dated			requirements for futures contracts. At the end of the period, the value of
05/29/2014 (collateralized by Ukraine			these securities totaled $781 or 0.04% of net assets.
Government International Bond;			(t) Security or a portion of the security was pledged to cover margin
$1,864,014; 9.25%; dated 07/24/2017)(v)
			requirements for swap and/or swaption contracts. At the end of the period,
Deutsche Bank Repurchase Agreement; 0.07%	29,700	29,700	the value of these securities totaled $1,394 or 0.07% of net assets.
dated 08/29/2014 maturing 09/02/2014			(u) Rate shown is the discount rate of the original purchase.
(collateralized by US Government Security;			(v) Although the maturity date of the repurchase agreement is open-ended
$30,254,213; 0.63%; dated 07/15/21)			through the maturity date of the collateral, the Fund has a right to
Deutsche Bank Repurchase Agreement; 0.09%	30,400	30,400	terminate the repurchase agreement and demand repayment from the
dated 08/29/2014 maturing 09/03/2014			counterparty at any time with two days' notice. The Fund also pays the
(collateralized by US Government Security;			counterparty a fee to compensate them for holding the collateral security.
$31,015,112; 0.63%; dated 07/15/21)
		$129,378
TOTAL REPURCHASE AGREEMENTS		$129,378
TOTAL PURCHASED OPTIONS - 0.19%		$3,515	Portfolio Summary (unaudited)
TOTAL PURCHASED CAPPED OPTION - 0.01%		$252	Sector	Percent
TOTAL PURCHASED FORWARD VOLATILITY			Financial	21.04%
AGREEMENTS - 0.00%		$93	Exchange Traded Funds	20.03%
TOTAL PURCHASED INTEREST RATE SWAPTIONS -			Consumer, Non-cyclical	11.98%
0.01%		$195	Consumer, Cyclical	8.18%
Total Investments		$2,026,086	Industrial	8.02%
Liabilities in Excess of Other Assets, Net - (8.23)%		$(154,017)	Communications	7.92%
TOTAL NET ASSETS - 100.00%		$1,872,069	Government	7.35%
			Technology	6.40%
			Energy	5.77%
(a)	Security or a portion of the security was pledged as collateral for short		Basic Materials	3.33%
sales. At the end of the period, the value of these securities totaled			Utilities	3.04%
$206,942 or 11.03% of net assets.			Asset Backed Securities	2.48%
(b) Non-Income Producing Security			Mortgage Securities	2.43%
(c)	Security or a portion of the security was pledged to cover margin		Purchased Options	0.19%
requirements for options contracts. At the end of the period, the value of			Diversified	0.04%
these securities totaled $27,314 or 1.45% of net assets.			Revenue Bonds	0.01%
(d) Security is Illiquid			Purchased Interest Rate Swaptions	0.01%
(e)	Security exempt from registration under Rule 144A of the Securities Act of		Purchased Capped Option	0.01%
1933. These securities may be resold in transactions exempt from			Purchased Forward Volatility Agreements	0.00%
registration, normally to qualified institutional buyers. Unless otherwise			Investments Sold Short	(20.61)%
indicated, these securities are not considered illiquid. At the end of the			Other Assets in Excess of Liabilities, Net	12.38%
period, the value of these securities totaled $123,092 or 6.58% of net			TOTAL NET ASSETS	100.00%
assets.
(f)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $7,689 or 0.41% of net assets.
(g)	Restricted Security. At the end of the period, the value of this security totaled $85 or 0.00% of net assets. The security was purchased October 2,
2012 at a cost of $33.
(h)	Restricted Security. At the end of the period, the value of this security totaled $39 or 0.00% of net assets. The security was purchased on
January 29, 2014 at a cost of $51.
(i)	Restricted Security. At the end of the period, the value of this security totaled $85 or 0.00% of the net assets. The security was purchased
February 5, 2014 at a cost of $55.
(j)	Restricted Security. At the end of the period, the value of this security totaled $131 or 0.01% of net assets. The security was purchased on April
17, 2014 at a cost of $131.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Credit Default Swaps

Buy Protection
				(Pay)/						Upfront	Unrealized
				Receive	Expiration	Notional				Premiums	Appreciation/
Counterparty (Issuer)		Reference Entity		Fixed Rate	Date	Amount		Fair Value		Paid/(Received)	(Depreciation)
Citigroup Inc		ITRAXX.ASIA		(1.00)%	06/20/2019		$2,500	$(2	) $	10	$(12)
Citigroup Inc		Kellogg Co; 4.00%; 12/15/2020		(1.00)%	09/20/2019		1,950	(29)		(30)	1
Citigroup Inc		Russian Agricultural Bank OJSC Via		(1.00)%	03/20/2019		5,000	600		350	250
		RSHB Capital SA; 6.30%; 05/15/2017
Deutsche Bank AG		General Mills Inc; 5.70%; 2/15/2017		(1.00)%	09/20/2019		2,100	(65)		(61)	(4)
Deutsche Bank AG		Safeway Inc; 7.25%; 02/01/2031		(1.00)%	09/20/2019		1,325	146		130	16
Goldman Sachs & Co		Indonesia Government International		(1.00)%	06/20/2019		5,000	58		87	(29)
	Bond;	6.88%; 03/09/2017
HSBC Securities Inc		Bulgaria Government International		(1.00)%	06/20/2019		6,000	75		81	(6)
	Bond;	8.25%; 01/15/2015
HSBC Securities Inc		China Government International Bond;		(1.00)%	12/20/2018		5,000	(93)		(33)	(60)
		4.25%; 10/28/2014
HSBC Securities Inc		ITRAXX.ASIA		(1.00)%	06/20/2019		5,000	(9)		12	(21)
HSBC Securities Inc		Turkey Government International Bond;		(1.00)%	09/20/2019		5,000	181		187	(6)
		11.88%; 01/15/2030
HSBC Securities Inc		Turkey Government International Bond;		(1.00)%	09/20/2019		5,000	181		225	(44)
		11.88%; 01/15/2030
JP Morgan Chase		Abu Dhabi Government International		(1.00)%	09/20/2019		10,000	(246)		(234)	(12)
	Bond;	6.75% 04/08/2019
JP Morgan Chase		Brazilian Government International		(1.00)%	12/20/2013		5,000	15		134	(119)
	Bond;	12.25%; 03/06/2030
JP Morgan Chase		China Government International Bond;		(1.00)%	09/20/2018		4,000	(80)		(14)	(66)
		4.25%; 10/28/2014
JP Morgan Chase		Mexico Government International		(1.00)%	12/20/2018		5,000	(89)		32	(121)
	Bond;	5.95%; 03/19/2019
Merrill Lynch		Brazilian Government International		(1.00)%	06/20/2019		3,650	34		131	(97)
	Bond;	12.25%; 03/06/2030
Merrill Lynch		CDX.ITRAXX.EUR.XOV		(5.00)%	12/20/2017	EUR	490	(72)		8	(80)
Total								$605		$1,015	$(410)

Sell Protection
		Implied
		Credit Spread		(Pay)/						Upfront	Unrealized
			as of August	Receive	Expiration	Notional		Fair Value		Premiums	Appreciation/
Counterparty (Issuer)		Reference Entity	31, 2014 (c)	Fixed Rate	Date	Amount (a)		(b)	Paid/(Received)		(Depreciation)
Bank of America NA		CDX.NA.IG.21.5Y	N/A	1.00%	12/20/2018		$5,000	$51		$22	$29
Bank of America NA		China Government	0.70%	1.00%	09/20/2019		2,100	32		23	9
		International Bond;
		4.25%; 10/28/2014
Bank of America NA		Russian Foreign Bond -	2.01%	1.00%	09/20/2015		1,100	(11)		(2)	(9)
		Eurobond; 7.50%;
		03/31/2030
Barclays Bank PLC		China Government	0.70%	1.00%	09/20/2019		3,000	45		40	5
		International Bond;
		4.25%; 10/28/2014
Barclays Bank PLC		China Government	0.66%	1.00%	06/20/2019		500	9		3	6
		International Bond;
		4.25%; 10/28/2014
Barclays Bank PLC		CHS/Community Health	2.38%	5.00%	06/20/2019		600	71		47	24
		Systems Inc; 8.00%;
		11/15/2019
Barclays Bank PLC		MetLife Inc; 4.75%;	0.53%	1.00%	03/20/2019		1,000	21		6	15
		02/08/2021
BNP Paribas		China Government	0.70%	1.00%	09/20/2019		2,100	31		25	6
		International Bond;
		4.25%; 10/28/2014
BNP Paribas		Telefonica Emisiones	0.86%	1.00%	06/20/2019	EUR	1,500	12		8	4
	SAU;	4.38%; 02/02/2016
Credit Suisse		American International	0.51%	1.00%	03/20/2019		$1,100	25		10	15
		Group Inc; 6.25%;
		05/01/2036
Credit Suisse		CIT Group Inc; 5.25%;	0.40%	5.00%	03/20/2015		500	13		11	2
		03/15/2018
Credit Suisse		MetLife Inc; 4.75%;	0.58%	1.00%	09/20/2019		1,400	29		26	3
		02/08/2021
Credit Suisse		Mexico Government	0.70%	1.00%	09/20/2019		2,100	31		23	8
		International Bond;
		5.95%; 03/19/2019
Deutsche Bank AG		Goldman Sachs Group	0.19%	1.00%	09/20/2014		200	—		—	—
	Inc;	5.95%; 01/18/2018

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit Spread	(Pay)/					Upfront	Unrealized
		as of August	Receive	Expiration		Notional	Fair Value	Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2014 (c)	Fixed Rate	Date	Amount (a)		(b)	Paid/(Received) (Depreciation)
Deutsche Bank AG	Italy Government	0.65%	1.00%	09/20/2017		$1,100	$11	$7	$4
	International Bond;
	6.88%; 09/27/2023
Deutsche Bank AG	Italy Government	0.95%	1.00%	06/20/2019		2,100	4	(4)	8
	International Bond;
	6.88%; 09/27/2023
Deutsche Bank AG	MetLife Inc; 4.75%;	0.53%	1.00%	03/20/2019		1,000	21	7	14
	02/08/2021
Deutsche Bank AG	Morgan Stanley; 6.00%;	0.62%	1.00%	09/20/2018		100	1	1	—
	04/28/2015
Deutsche Bank AG	Tesco PLC; 6.00%;	0.95%	1.00%	06/20/2019	EUR	500	2	(1)	3
	12/14/2029
Goldman Sachs & Co	Brazilian Government	1.17%	1.00%	03/20/2019		$1,000	(6)	(32)	26
	International Bond;
	12.25%; 03/06/2030
Goldman Sachs & Co	Brazilian Government	0.59%	1.00%	09/20/2016		4,000	38	23	15
	International Bond;
	12.25%; 03/06/2030
Goldman Sachs & Co	China Government	0.70%	1.00%	09/20/2019		2,100	32	26	6
	International Bond;
	4.25%; 10/28/2014
Goldman Sachs & Co	China Government	0.66%	1.00%	06/20/2019		500	8	3	5
	International Bond;
	4.25%; 10/28/2014
Goldman Sachs & Co	Gazprom OAO Via Gaz	2.45%	1.00%	09/20/2015		1,000	(17)	(8)	(9)
	Capital SA; 8.63%;
	04/28/2034
Goldman Sachs & Co	Hellenic Republic	3.75%	1.00%	09/20/2015		700	(17)	(19)	2
	Government Bond;
	2.00%; 02/24/2023
Goldman Sachs & Co	Hellenic Republic	3.61%	1.00%	09/20/2015	EUR	425	(16)	(17)	1
	Government Bond;
	2.00%; 02/24/2023
Goldman Sachs & Co	HJ Heinz Co; 6.38%;	1.32%	1.00%	06/20/2019		$1,700	(26)	(26)	—
	07/15/2028
Goldman Sachs & Co	Indonesia Government	1.27%	1.00%	06/20/2019		1,000	(12)	(26)	14
	International Bond;
	6.88%; 03/09/2017
Goldman Sachs & Co	Italy Government	0.95%	1.00%	06/20/2019		3,300	7	(19)	26
	International Bond;
	6.88%; 09/27/2023
Goldman Sachs & Co	Italy Government	0.91%	1.00%	03/20/2019		1,000	4	(17)	21
	International Bond;
	6.88%; 09/27/2023
Goldman Sachs & Co	Mexico Government	0.70%	1.00%	09/20/2019		2,100	31	22	9
	International Bond;
	5.95%; 03/19/2019
Goldman Sachs & Co	Portugal Obrigacoes do	0.58%	1.00%	09/20/2015		1,000	4	(1)	5
	Tesouro OT; 4.95%;
	10/25/2023
Goldman Sachs & Co	Spain Government Bond;	0.60%	1.00%	03/20/2019		550	10	(4)	14
	5.50%; 07/30/2017
Goldman Sachs & Co	TRW Automotive Inc;	1.13%	1.00%	06/20/2019		600	(2)	(6)	4
	7.25S%; 03/15/2017
Goldman Sachs & Co	Whirlpool Corp; 4.85%;	0.67%	1.00%	09/20/2019		500	8	3	5
	06/15/2021
JP Morgan Chase	Indonesia Government	1.27%	1.00%	06/20/2019		1,000	(12)	(21)	9
	International Bond;
	6.88%; 03/09/2017
JP Morgan Chase	Italy Government	0.40%	1.00%	03/20/2016		1,900	17	(1)	18
	International Bond;
	6.875%; 09/27/2023
JP Morgan Chase	Italy Government	0.65%	1.00%	09/20/2017		2,100	21	17	4
	International Bond;
	6.88%; 09/27/2023
JP Morgan Chase	Marks & Spencer PLC;	1.10%	1.00%	06/20/2019	EUR	500	(3)	(13)	10
	6.13%; 12/02/2019
JP Morgan Chase	Russian Foreign Bond -	2.53%	1.00%	09/20/2019		$2,100	(151)	(71)	(80)
	Eurobond; 7.50%;
	03/31/2030

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit Spread	(Pay)/					Upfront	Unrealized
		as of August	Receive	Expiration		Notional	Fair Value	Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2014 (c)	Fixed Rate	Date		Amount (a)	(b)	Paid/(Received)	(Depreciation)
Morgan Stanley & Co	Brazilian Government	0.59%	1.00%	09/20/2016		$900	$9	$4	$5
	International Bond;
	12.25%; 03/06/2030
Morgan Stanley & Co	Goldman Sachs Group	0.57%	1.00%	03/20/2018		1,100	16	14	2
	Inc/The; 5.95%;
	01/18/2018
Morgan Stanley & Co	Spain Government Bond;	0.65%	1.00%	09/20/2019		1,800	30	28	2
	5.50%; 07/30/2017
Total							$371	$111	$260

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
			(Pay)/
			Receive	Expiration		Notional		Unrealized Appreciation/
	Reference Entity		Fixed Rate	Date		Amount	Fair Value	(Depreciation)
	CDX.22.HY		(5.00)%	06/20/2019		$495	$(40)		$—
	CDX.22.HY		(5.00)%	06/20/2019		4,653	(374)		(1)
	CDX.22.HY5		(5.00)%	06/20/2019		5,940	(477)		(109)
	CDX.ITRAXX.EUR17		(5.00)%	06/20/2018	EUR	980	(153)		(156)
	CDX.NA.IG.22		(1.00)%	06/20/2019		$700	(14)		(5)
Total							$(1,058)		$(271)

Sell Protection
		Implied
		Credit Spread	(Pay)/
		as of August	Receive	Expiration		Notional	Fair Value	Unrealized Appreciation/
	Reference Entity	31, 2014 (c)	Fixed Rate	Date		Amount (a)	(b)	(Depreciation)
	CDX.NA.HY.22	N/A	5.00%	06/20/2019		$3,465	$278		$31
	CDX.NA.IG.22.5Y	N/A	1.00%	06/20/2019		4,500	90		22
Total							$368		$53

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $64,915 and 2,925 EUR .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

		Foreign Currency Contracts
Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value Appreciation/(Depreciation)
Australian Dollar	Bank of America NA	09/19/2014	31,778,357	$29,623	$29,644	$21
Australian Dollar	Credit Suisse	09/05/2014	4,540,000	4,212	4,239	27
Australian Dollar	Credit Suisse	09/17/2014	15,294,500	14,200	14,269	69
Australian Dollar	Royal Bank of Scotland PLC	09/17/2014	15,294,500	14,200	14,269	69
Brazilian Real	Barclays Bank PLC	09/03/2014	1,754,975	779	784	5
Brazilian Real	Credit Suisse	09/17/2014	10,733,001	4,666	4,776	110
Brazilian Real	Credit Suisse	11/04/2014	1,136,160	480	499	19
Brazilian Real	Royal Bank of Scotland PLC	09/17/2014	10,992,999	4,778	4,892	114
Brazilian Real	UBS AG	10/02/2014	1,754,975	768	778	10
British Pound Sterling	Bank of America NA	09/11/2014	1,108,000	1,881	1,839	(42)
British Pound Sterling	Bank of America NA	09/19/2014	24,543,317	41,327	40,737	(590)
British Pound Sterling	Bank of New York Mellon	09/17/2014	755,000	1,271	1,253	(18)
British Pound Sterling	Barclays Bank PLC	09/11/2014	128,000	216	212	(4)
British Pound Sterling	Credit Suisse	09/17/2014	6,335,500	10,717	10,516	(201)
British Pound Sterling	Royal Bank of Scotland PLC	09/17/2014	6,458,018	10,921	10,719	(202)
British Pound Sterling	Royal Bank of Scotland PLC	04/07/2015	445,928	750	738	(12)

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value Appreciation/(Depreciation)
Canadian Dollar	Bank of America NA	09/19/2014	45,633,141	$42,103	$41,958	$(145)
Canadian Dollar	Credit Suisse	09/02/2014	2,450,000	2,257	2,253	(4)
Canadian Dollar	Credit Suisse	09/17/2014	5,078,500	4,719	4,670	(49)
Canadian Dollar	Credit Suisse	12/17/2014	20,481	19	19	—
Canadian Dollar	Credit Suisse	03/18/2015	753,500	693	690	(3)
Canadian Dollar	Royal Bank of Scotland PLC	09/17/2014	5,352,772	4,971	4,922	(49)
Canadian Dollar	Royal Bank of Scotland PLC	12/17/2014	1,559,000	1,434	1,431	(3)
Canadian Dollar	Royal Bank of Scotland PLC	03/18/2015	753,500	693	690	(3)
Chilean Peso	Credit Suisse	09/17/2014	10,000,000	18	17	(1)
Chilean Peso	Credit Suisse	09/22/2014	1,189,000,000	2,034	2,024	(10)
Chilean Peso	Royal Bank of Scotland PLC	09/17/2014	20,000,000	36	34	(2)
Colombian Peso	Credit Suisse	09/04/2014	4,260,000,000	2,219	2,218	(1)
Colombian Peso	Credit Suisse	09/17/2014	335,000,000	176	174	(2)
Colombian Peso	Royal Bank of Scotland PLC	09/17/2014	365,000,000	192	190	(2)
Czech Koruna	Credit Suisse	09/17/2014	13,950,000	665	661	(4)
Czech Koruna	Credit Suisse	12/17/2014	7,400,000	352	351	(1)
Czech Koruna	Royal Bank of Scotland PLC	09/17/2014	18,550,000	885	879	(6)
Czech Koruna	Royal Bank of Scotland PLC	12/17/2014	7,400,000	352	351	(1)
Danish Krone	Credit Suisse	09/17/2014	1,186,000	216	209	(7)
Danish Krone	Royal Bank of Scotland PLC	09/17/2014	2,386,000	430	421	(9)
Euro	Bank of America NA	09/19/2014	18,176,049	24,490	23,883	(607)
Euro	Bank of New York Mellon	09/17/2014	240,000	320	315	(5)
Euro	Bank of New York Mellon	09/30/2014	250,268	330	329	(1)
Euro	Barclays Bank PLC	09/03/2014	916,393	1,219	1,204	(15)
Euro	Citigroup Inc	09/02/2014	1,675,000	2,225	2,201	(24)
Euro	Credit Suisse	09/03/2014	2,215,000	2,976	2,910	(66)
Euro	Credit Suisse	09/17/2014	7,956,500	10,757	10,455	(302)
Euro	Goldman Sachs & Co	09/03/2014	13,525,607	17,851	17,772	(79)
Euro	Royal Bank of Scotland PLC	09/17/2014	8,941,250	12,093	11,749	(344)
Euro	Royal Bank of Scotland PLC	01/07/2015	301,909	409	397	(12)
Hungarian Forint	Credit Suisse	09/17/2014	229,499,999	1,024	958	(66)
Hungarian Forint	Credit Suisse	12/17/2014	6,500,000	27	27	—
Hungarian Forint	Royal Bank of Scotland PLC	09/17/2014	242,499,999	1,078	1,012	(66)
Hungarian Forint	Royal Bank of Scotland PLC	12/17/2014	54,500,000	227	227	—
Indian Rupee	Credit Suisse	09/17/2014	133,599,500	2,216	2,197	(19)
Indian Rupee	Royal Bank of Scotland PLC	09/17/2014	136,599,500	2,264	2,246	(18)
Indian Rupee	UBS AG	10/15/2014	49,570,506	814	812	(2)
Indonesian Rupiah	Credit Suisse	09/17/2014	1,900,000,000	163	162	(1)
Indonesian Rupiah	Credit Suisse	12/17/2014	800,000,000	67	67	—
Indonesian Rupiah	Royal Bank of Scotland PLC	09/17/2014	1,900,000,000	163	162	(1)
Indonesian Rupiah	Royal Bank of Scotland PLC	12/17/2014	800,000,000	67	67	—
Israeli New Shekel	Credit Suisse	09/17/2014	1,000,000	291	280	(11)
Israeli New Shekel	Royal Bank of Scotland PLC	09/17/2014	1,000,000	291	280	(11)
Japanese Yen	Bank of America NA	09/19/2014	5,341,976,400	52,589	51,353	(1,236)
Japanese Yen	Barclays Bank PLC	09/03/2014	23,968,360	232	230	(2)
Japanese Yen	Credit Suisse	09/17/2014	1,166,631,500	11,467	11,215	(252)
Japanese Yen	Credit Suisse	12/17/2014	116,934,000	1,127	1,125	(2)
Japanese Yen	Goldman Sachs & Co	09/03/2014	356,334,956	3,423	3,425	2
Japanese Yen	HSBC Securities Inc	09/17/2014	219,052,000	2,151	2,106	(45)
Japanese Yen	Royal Bank of Scotland PLC	09/17/2014	1,506,542,499	14,784	14,482	(302)
Japanese Yen	Royal Bank of Scotland PLC	12/17/2014	193,664,000	1,867	1,863	(4)
Malaysian Ringgit	Credit Suisse	09/17/2014	6,855,500	2,130	2,169	39
Malaysian Ringgit	Royal Bank of Scotland PLC	09/17/2014	8,055,500	2,504	2,549	45
Mexican Peso	Bank of America NA	09/19/2014	145,775,470	11,152	11,137	(15)
Mexican Peso	BNP Paribas	12/18/2014	61,674,467	4,664	4,686	22
Mexican Peso	Credit Suisse	09/17/2014	9,550,000	732	730	(2)
Mexican Peso	Credit Suisse	12/17/2014	7,700,000	584	585	1
Mexican Peso	JP Morgan Chase	12/18/2014	27,567,471	2,064	2,094	30
Mexican Peso	Morgan Stanley & Co	12/18/2014	13,422,464	1,027	1,020	(7)
Mexican Peso	Royal Bank of Scotland PLC	09/17/2014	9,550,000	732	730	(2)
Mexican Peso	Royal Bank of Scotland PLC	12/17/2014	7,700,000	584	585	1
New Taiwan Dollar	Credit Suisse	09/17/2014	45,271,999	1,512	1,516	4
New Taiwan Dollar	Credit Suisse	12/17/2014	5,000,000	168	168	—
New Taiwan Dollar	Royal Bank of Scotland PLC	09/17/2014	45,271,998	1,512	1,516	4
New Taiwan Dollar	Royal Bank of Scotland PLC	12/17/2014	5,000,000	168	168	—
New Zealand Dollar	Bank of America NA	09/19/2014	18,718,787	15,985	15,631	(354)
New Zealand Dollar	Credit Suisse	09/17/2014	20,578,499	17,423	17,187	(236)
New Zealand Dollar	Royal Bank of Scotland PLC	09/17/2014	20,578,498	17,423	17,187	(236)
Norwegian Krone	Credit Suisse	09/17/2014	51,369,002	8,336	8,286	(50)
Norwegian Krone	Credit Suisse	12/17/2014	4,169,000	673	670	(3)
Norwegian Krone	Merrill Lynch	09/15/2014	28,000,000	4,528	4,517	(11)
Norwegian Krone	Royal Bank of Scotland PLC	09/17/2014	52,420,001	8,505	8,455	(50)
Norwegian Krone	Royal Bank of Scotland PLC	12/17/2014	9,729,000	1,569	1,564	(5)

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Foreign Currency Contracts (continued)

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For		Fair Value Appreciation/(Depreciation)
Peruvian Nuevo Sol	Credit Suisse	09/17/2014	1,000	$—	$	— $	—
Philippine Peso	Credit Suisse	09/17/2014	10,500,000	242		241	(1)
Philippine Peso	Royal Bank of Scotland PLC	09/17/2014	10,500,000	242		241	(1)
Polish Zloty	Credit Suisse	09/17/2014	5,583,000	1,830		1,742	(88)
Polish Zloty	Royal Bank of Scotland PLC	09/17/2014	5,582,999	1,830		1,742	(88)
Russian Rouble	Credit Suisse	09/17/2014	135,533,500	3,824		3,648	(176)
Russian Rouble	Credit Suisse	12/17/2014	3,500,000	93		92	(1)
Russian Rouble	Royal Bank of Scotland PLC	09/17/2014	138,533,500	3,910		3,729	(181)
Russian Rouble	Royal Bank of Scotland PLC	12/17/2014	3,500,000	93		92	(1)
Singapore Dollar	Credit Suisse	09/17/2014	2,615,000	2,097		2,094	(3)
Singapore Dollar	Royal Bank of Scotland PLC	09/17/2014	2,635,000	2,113		2,110	(3)
South African Rand	Credit Suisse	09/17/2014	11,343,001	1,060		1,062	2
South African Rand	Credit Suisse	12/17/2014	1,700,000	158		157	(1)
South African Rand	Royal Bank of Scotland PLC	09/17/2014	11,343,000	1,060		1,062	2
South African Rand	Royal Bank of Scotland PLC	12/17/2014	1,700,000	158		157	(1)
South Korean Won	Credit Suisse	09/17/2014	6,645,023,001	6,474		6,546	72
South Korean Won	Royal Bank of Scotland PLC	09/17/2014	6,685,023,000	6,514		6,586	72
Swedish Krona	Bank of New York Mellon	09/17/2014	2,200,000	323		315	(8)
Swedish Krona	Credit Suisse	09/17/2014	21,953,500	3,215		3,141	(74)
Swedish Krona	Credit Suisse	12/17/2014	3,663,000	528		524	(4)
Swedish Krona	Royal Bank of Scotland PLC	09/17/2014	21,953,500	3,215		3,141	(74)
Swedish Krona	Royal Bank of Scotland PLC	12/17/2014	3,663,000	528		524	(4)
Swiss Franc	Bank of America NA	09/19/2014	20,465,998	22,763		22,299	(464)
Swiss Franc	Bank of New York Mellon	09/17/2014	300,000	330		327	(3)
Swiss Franc	Credit Suisse	09/17/2014	1,730,000	1,918		1,885	(33)
Swiss Franc	Credit Suisse	12/17/2014	473,500	519		517	(2)
Swiss Franc	Royal Bank of Scotland PLC	09/17/2014	2,332,000	2,589		2,541	(48)
Swiss Franc	Royal Bank of Scotland PLC	12/17/2014	473,500	519		517	(2)
Thai Baht	Credit Suisse	09/17/2014	2,178,000	68		68	—
Turkish Lira	Credit Suisse	09/17/2014	11,918,500	5,580		5,498	(82)
Turkish Lira	Credit Suisse	12/17/2014	135,000	61		61	—
Turkish Lira	Royal Bank of Scotland PLC	09/17/2014	12,028,500	5,631		5,549	(82)
Turkish Lira	Royal Bank of Scotland PLC	12/17/2014	135,000	61		61	—
Total							$(6,520)

							Net Unrealized
Foreign Currency Sale ContractsCounterparty		Delivery Date	Contracts to Deliver	In Exchange For		Fair Value Appreciation/(Depreciation)
Australian Dollar	Bank of America NA	09/19/2014	3,829,581	$3,575		$3,572	$3
Australian Dollar	Credit Suisse	09/17/2014	6,513,500	6,078		6,077	1
Australian Dollar	Credit Suisse	12/17/2014	486,500	452		451	1
Australian Dollar	Royal Bank of Scotland PLC	09/17/2014	6,513,500	6,078		6,077	1
Australian Dollar	Royal Bank of Scotland PLC	12/17/2014	1,257,500	1,168		1,166	2
Brazilian Real	Credit Suisse	09/17/2014	3,695,000	1,593		1,644	(51)
Brazilian Real	Credit Suisse	09/22/2014	5,320,000	2,334		2,364	(30)
Brazilian Real	Credit Suisse	11/04/2014	1,133,760	480		498	(18)
Brazilian Real	Credit Suisse	12/17/2014	860,000	371		373	(2)
Brazilian Real	Royal Bank of Scotland PLC	09/17/2014	3,639,999	1,569		1,620	(51)
Brazilian Real	Royal Bank of Scotland PLC	12/17/2014	860,000	371		373	(2)
Brazilian Real	UBS AG	09/03/2014	1,754,975	774		784	(10)
British Pound Sterling	Bank of America NA	09/19/2014	3,982,795	6,730		6,611	119
British Pound Sterling	Bank of New York Mellon	09/17/2014	2,656,500	4,465		4,409	56
British Pound Sterling	Barclays Bank PLC	09/11/2014	3,591,000	6,028		5,961	67
British Pound Sterling	Credit Suisse	09/17/2014	6,057,000	10,227		10,054	173
British Pound Sterling	Credit Suisse	12/17/2014	242,000	401		401	—
British Pound Sterling	Royal Bank of Scotland PLC	09/17/2014	7,109,033	12,005		11,800	205
British Pound Sterling	Royal Bank of Scotland PLC	12/17/2014	346,000	574		574	—
British Pound Sterling	Royal Bank of Scotland PLC	04/07/2015	445,928	749		738	11
Canadian Dollar	Bank of America NA	09/19/2014	54,859,954	50,256		50,442	(186)
Canadian Dollar	Barclays Bank PLC	09/11/2014	240,000	220		221	(1)
Canadian Dollar	Barclays Bank PLC	09/18/2014	117,000	108		108	—
Canadian Dollar	Credit Suisse	09/02/2014	2,450,000	2,246		2,253	(7)
Canadian Dollar	Credit Suisse	09/17/2014	10,204,441	9,343		9,383	(40)
Canadian Dollar	Credit Suisse	10/02/2014	2,450,000	2,255		2,252	3
Canadian Dollar	Royal Bank of Scotland PLC	09/17/2014	10,204,439	9,343		9,383	(40)
Canadian Dollar	Royal Bank of Scotland PLC	09/30/2014	181,446	167		167	—
Chilean Peso	Credit Suisse	09/17/2014	658,349,500	1,179		1,121	58
Chilean Peso	Credit Suisse	09/22/2014	1,189,000,000	2,023		2,024	(1)
Chilean Peso	Royal Bank of Scotland PLC	09/17/2014	655,882,500	1,175		1,117	58
Colombian Peso	Credit Suisse	09/04/2014	4,260,000,000	2,260		2,218	42
Colombian Peso	Credit Suisse	10/06/2014	4,260,000,000	2,210		2,210	—
Colombian Peso	Merrill Lynch	09/12/2014	3,330,000,000	1,752		1,732	20
Colombian Peso	Royal Bank of Scotland PLC	09/17/2014	200,000,000	104		104	—

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Foreign Currency Contracts (continued)

						Net Unrealized
Foreign Currency Sale ContractsCounterparty		Delivery Date	Contracts to Deliver	In Exchange For	Fair Value Appreciation/(Depreciation)
Colombian Peso	Royal Bank of Scotland PLC	12/17/2014	140,000,000	$72	$72	$—
Czech Koruna	Credit Suisse	09/17/2014	43,300,000	2,111	2,052	59
Czech Koruna	Royal Bank of Scotland PLC	09/17/2014	43,300,000	2,111	2,052	59
Danish Krone	Bank of New York Mellon	09/17/2014	20,265,000	3,677	3,575	102
Danish Krone	Royal Bank of Scotland PLC	09/17/2014	1,923,000	349	339	10
Euro	Bank of America NA	09/03/2014	10,803,000	14,516	14,195	321
Euro	Bank of America NA	09/19/2014	61,733,509	83,208	81,117	2,091
Euro	Bank of New York Mellon	09/17/2014	11,570,000	15,657	15,203	454
Euro	Bank of New York Mellon	09/30/2014	29,848,208	39,385	39,221	164
Euro	Barclays Bank PLC	09/03/2014	155,000	208	204	4
Euro	BNP Paribas	09/03/2014	5,622,000	7,489	7,387	102
Euro	Citigroup Inc	09/02/2014	1,675,000	2,243	2,201	42
Euro	Credit Suisse	09/08/2014	2,420,000	3,237	3,180	57
Euro	Credit Suisse	09/17/2014	10,460,474	14,089	13,745	344
Euro	Credit Suisse	09/18/2014	1,376,000	1,840	1,808	32
Euro	Credit Suisse	09/30/2014	540,000	714	710	4
Euro	Credit Suisse	11/04/2014	11,063	15	15	—
Euro	Credit Suisse	12/17/2014	299,500	395	394	1
Euro	Deutsche Bank AG	09/29/2014	525,000	693	690	3
Euro	Goldman Sachs & Co	10/02/2014	13,526,000	17,854	17,773	81
Euro	JP Morgan Chase	09/03/2014	77,000	103	101	2
Euro	Merrill Lynch	09/11/2014	135,000	180	177	3
Euro	Royal Bank of Scotland PLC	09/17/2014	11,690,956	15,758	15,362	396
Euro	Royal Bank of Scotland PLC	11/04/2014	359,723	479	473	6
Euro	Royal Bank of Scotland PLC	12/17/2014	918,500	1,211	1,208	3
Euro	Royal Bank of Scotland PLC	01/07/2015	694,015	950	913	37
Euro	Royal Bank of Scotland PLC	04/07/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	06/09/2015	22,000	28	29	(1)
Euro	Royal Bank of Scotland PLC	11/09/2015	9,222	12	12	—
Euro	Royal Bank of Scotland PLC	04/05/2016	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	04/05/2017	1,500	2	2	—
Hong Kong Dollar	Credit Suisse	09/17/2014	7,389,000	953	953	—
Hong Kong Dollar	Credit Suisse	12/17/2014	20,000	3	3	—
Hong Kong Dollar	Royal Bank of Scotland PLC	09/17/2014	6,201,000	800	800	—
Hungarian Forint	Credit Suisse	09/17/2014	340,500,000	1,470	1,421	49
Hungarian Forint	Royal Bank of Scotland PLC	09/17/2014	340,500,000	1,470	1,421	49
Indian Rupee	Credit Suisse	09/17/2014	30,122,000	493	495	(2)
Indian Rupee	Royal Bank of Scotland PLC	09/17/2014	27,000,000	443	444	(1)
Indonesian Rupiah	Credit Suisse	09/17/2014	3,790,762,000	315	323	(8)
Indonesian Rupiah	Royal Bank of Scotland PLC	09/17/2014	3,576,878,000	297	305	(8)
Israeli New Shekel	Credit Suisse	09/17/2014	9,340,000	2,669	2,614	55
Israeli New Shekel	Credit Suisse	12/17/2014	350,000	98	98	—
Israeli New Shekel	Royal Bank of Scotland PLC	09/17/2014	9,340,000	2,668	2,614	54
Israeli New Shekel	Royal Bank of Scotland PLC	12/17/2014	350,000	98	98	—
Japanese Yen	Bank of America NA	09/17/2014	3,050,076,000	29,930	29,320	610
Japanese Yen	Bank of America NA	09/19/2014	8,881,424,600	86,750	85,379	1,371
Japanese Yen	Bank of New York Mellon	09/17/2014	86,700,000	850	833	17
Japanese Yen	Bank of New York Mellon	09/30/2014	249,092,466	2,395	2,395	—
Japanese Yen	Barclays Bank PLC	09/17/2014	832,594,000	8,061	8,004	57
Japanese Yen	BNP Paribas	09/17/2014	2,617,189,000	25,684	25,159	525
Japanese Yen	Credit Suisse	09/03/2014	175,100,000	1,684	1,683	1
Japanese Yen	Credit Suisse	09/12/2014	110,900,000	1,087	1,066	21
Japanese Yen	Credit Suisse	09/17/2014	2,224,724,999	21,668	21,386	282
Japanese Yen	Credit Suisse	10/02/2014	92,300,000	888	887	1
Japanese Yen	Goldman Sachs & Co	09/03/2014	105,003,316	1,032	1,009	23
Japanese Yen	Goldman Sachs & Co	10/02/2014	356,334,956	3,423	3,426	(3)
Japanese Yen	HSBC Securities Inc	09/17/2014	490,825,000	4,842	4,718	124
Japanese Yen	JP Morgan Chase	09/17/2014	489,021,000	4,701	4,701	—
Japanese Yen	Royal Bank of Scotland PLC	09/17/2014	2,341,851,997	22,813	22,512	301
Japanese Yen	UBS AG	09/03/2014	100,200,000	973	963	10
Malaysian Ringgit	Credit Suisse	09/17/2014	32,000	10	10	—
Malaysian Ringgit	Royal Bank of Scotland PLC	09/17/2014	900,000	286	285	1
Malaysian Ringgit	Royal Bank of Scotland PLC	12/17/2014	200,000	63	63	—
Mexican Peso	Bank of America NA	09/19/2014	100,030,800	7,605	7,642	(37)
Mexican Peso	Barclays Bank PLC	12/18/2014	13,247,257	1,005	1,006	(1)
Mexican Peso	BNP Paribas	12/24/2014	10,046,197	763	763	—
Mexican Peso	Credit Suisse	09/17/2014	108,487,001	8,271	8,289	(18)
Mexican Peso	Credit Suisse	09/30/2014	131,170,000	9,993	10,014	(21)
Mexican Peso	Goldman Sachs & Co	09/23/2014	4,290,000	329	328	1
Mexican Peso	JP Morgan Chase	01/08/2105	26,617,011	2,028	2,035	(7)
Mexican Peso	Royal Bank of Scotland PLC	09/17/2014	107,906,001	8,227	8,245	(18)
New Taiwan Dollar	Credit Suisse	09/17/2014	27,746,000	926	929	(3)
New Taiwan Dollar	Royal Bank of Scotland PLC	09/17/2014	26,000,000	868	871	(3)

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Foreign Currency Contracts (continued)

						Net Unrealized
Foreign Currency Sale Contracts Counterparty		Delivery Date	Contracts to Deliver	In Exchange For	Fair Value Appreciation/(Depreciation)
New Zealand Dollar	Bank of America NA	09/19/2014	26,899,279	$22,524	$22,461	$63
New Zealand Dollar	Citigroup Inc	09/15/2014	1,310,000	1,101	1,094	7
New Zealand Dollar	Credit Suisse	09/05/2014	4,910,000	4,154	4,106	48
New Zealand Dollar	Credit Suisse	09/17/2014	7,323,000	6,215	6,116	99
New Zealand Dollar	Credit Suisse	12/17/2014	680,000	565	563	2
New Zealand Dollar	Royal Bank of Scotland PLC	09/17/2014	7,323,000	6,215	6,116	99
New Zealand Dollar	Royal Bank of Scotland PLC	12/17/2014	680,000	565	563	2
Norwegian Krone	Credit Suisse	09/17/2014	57,656,500	9,402	9,300	102
Norwegian Krone	Royal Bank of Scotland PLC	09/17/2014	60,755,500	9,905	9,800	105
Peruvian Nuevo Sol	Credit Suisse	09/17/2014	33,500	12	12	—
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	09/17/2014	33,500	12	12	—
Philippine Peso	Credit Suisse	09/17/2014	12,700,000	289	291	(2)
Philippine Peso	Royal Bank of Scotland PLC	09/17/2014	14,700,000	335	337	(2)
Polish Zloty	Credit Suisse	09/17/2014	2,122,000	677	662	15
Polish Zloty	Credit Suisse	12/17/2014	800,000	248	248	—
Polish Zloty	Royal Bank of Scotland PLC	09/17/2014	2,050,000	654	640	14
Polish Zloty	Royal Bank of Scotland PLC	12/17/2014	800,000	248	248	—
Russian Rouble	Credit Suisse	09/17/2014	135,266,000	3,752	3,641	111
Russian Rouble	Royal Bank of Scotland PLC	09/17/2014	136,000,000	3,774	3,661	113
Singapore Dollar	Credit Suisse	09/17/2014	8,315,000	6,619	6,658	(39)
Singapore Dollar	Credit Suisse	12/17/2014	290,000	232	232	—
Singapore Dollar	Royal Bank of Scotland PLC	09/17/2014	8,315,000	6,619	6,658	(39)
Singapore Dollar	Royal Bank of Scotland PLC	12/17/2014	290,000	232	232	—
South African Rand	Credit Suisse	09/11/2014	12,100,000	1,115	1,133	(18)
South African Rand	Credit Suisse	09/17/2014	12,648,000	1,170	1,184	(14)
South African Rand	Royal Bank of Scotland PLC	09/17/2014	11,600,000	1,073	1,086	(13)
South Korean Won	Credit Suisse	09/17/2014	3,429,802,000	3,335	3,379	(44)
South Korean Won	Royal Bank of Scotland PLC	09/17/2014	3,405,000,000	3,312	3,354	(42)
South Korean Won	Royal Bank of Scotland PLC	12/17/2014	410,000,000	401	402	(1)
Swedish Krona	Bank of New York Mellon	09/17/2014	33,035,000	4,917	4,727	190
Swedish Krona	Credit Suisse	09/17/2014	93,580,002	13,954	13,391	563
Swedish Krona	Merrill Lynch	09/25/2014	14,600,000	2,118	2,089	29
Swedish Krona	Royal Bank of Scotland PLC	09/17/2014	99,750,001	14,860	14,274	586
Swiss Franc	Bank of America NA	09/19/2014	37,065,217	41,273	40,385	888
Swiss Franc	Bank of New York Mellon	09/17/2014	5,360,000	5,964	5,840	124
Swiss Franc	Credit Suisse	09/11/2014	330,000	364	360	4
Swiss Franc	Credit Suisse	09/17/2014	4,533,500	5,036	4,939	97
Swiss Franc	Royal Bank of Scotland PLC	09/17/2014	5,309,500	5,901	5,785	116
Swiss Franc	Royal Bank of Scotland PLC	12/17/2014	393,692	440	430	10
Swiss Franc	UBS AG	11/13/2014	101,000	112	110	2
Thai Baht	Credit Suisse	09/17/2014	3,665,000	112	115	(3)
Thai Baht	Royal Bank of Scotland PLC	09/17/2014	3,665,000	112	115	(3)
Turkish Lira	Credit Suisse	09/08/2014	4,900,000	2,242	2,265	(23)
Turkish Lira	Credit Suisse	09/17/2014	5,756,000	2,660	2,655	5
Turkish Lira	Credit Suisse	12/17/2014	405,000	183	183	—
Turkish Lira	Royal Bank of Scotland PLC	09/17/2014	5,790,000	2,675	2,671	4
Turkish Lira	Royal Bank of Scotland PLC	12/17/2014	405,000	182	183	(1)
Total						$11,333

Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; December 2014	Short	13	$3,542		$3,542	$—
3 Month Euro Swiss; March 2015	Short	6	1,634		1,635	(1)
90 Day Eurodollar; December 2014	Long	61	15,206		15,211	5
90 Day Eurodollar; December 2015	Short	2	495		495	—
90 Day Eurodollar; December 2015	Long	2,241	554,777		554,676	(101)
90 Day Eurodollar; June 2015	Long	51	12,680		12,681	1
90 Day Eurodollar; June 2016	Long	10	2,463		2,462	(1)
90 Day Eurodollar; March 2015	Long	8	1,994		1,993	(1)
90 Day Eurodollar; March 2016	Long	4	989		988	(1)
90 Day Eurodollar; March 2016	Long	174	42,960		42,961	1
90 Day Eurodollar; September 2015	Short	6	1,489		1,489	—
90 Day Short Sterling; December 2014	Long	48	9,887		9,891	4
90 Day Short Sterling; December 2015	Long	2	409		409	—
90 Day Short Sterling; December 2015	Long	82	16,762		16,771	9
90 Day Short Sterling; June 2015	Long	25	5,128		5,133	5
90 Day Short Sterling; June 2016	Long	7	1,427		1,427	—
90 Day Short Sterling; March 2015	Long	5	1,028		1,028	—
90 Day Short Sterling; March 2016	Long	4	817		817	—
90 Day Short Sterling; September 2015	Long	3	615		615	—
AEX Index; September 2014	Short	18	1,869		1,954	(85)
Australia 10 Year Bond; September 2014	Long	178	20,006		20,445	439
Australia 10 Year Bond; September 2014	Short	125	13,828		14,357	(529)
Australia 3 Year Bond; September 2014	Long	44	4,493		4,506	13
BIST 30 Index; October 2014	Short	44	203		202	1
CAC40 Index; September 2014	Short	55	3,052		3,165	(113)
CAC40 Index; September 2014	Short	47	2,593		2,705	(112)
Canada 10 Year Bond; December 2014	Long	227	28,494		28,671	177
Canadian Bank Acceptance; December 2014	Short	78	17,706		17,703	3
Canadian Bank Acceptance; June 2015	Short	82	18,598		18,601	(3)
Canadian Bank Acceptance; March 2015	Short	97	22,011		22,011	—
DAX Index; September 2014	Short	3	910		930	(20)
DAX Index; September 2014	Short	17	5,140		5,272	(132)
DJ Euro Stoxx 50; September 2014	Long	157	6,697		6,529	(168)
DJ Euro Stoxx 50; September 2014	Long	109	4,437		4,533	96
E-Mini DJIA Index; September 2014	Long	18	1,515		1,538	23
E-Mini DJIA Index; September 2014	Long	201	16,831		17,170	339
eMini MSCI Emerging Markets; September 2014	Short	145	7,545		7,872	(327)
Euribor; December 2014	Short	9	2,950		2,952	(2)
Euribor; December 2015	Long	1,272	416,892		417,212	320
Euribor; December 2015	Long	41	13,436		13,448	12
Euribor; June 2015	Long	1	328		328	—
Euribor; June 2016	Long	47	15,392		15,408	16
Euribor; March 2015	Short	13	4,262		4,265	(3)
Euribor; March 2016	Long	43	14,086		14,100	14
Euribor; September 2015	Long	35	11,473		11,482	9
Euro Bund 10 Year Bund Future; September 2014	Long	279	54,184		55,554	1,370
FTSE/MIB Index Future; September 2014	Long	10	1,352		1,343	(9)
FTSE100 Index; September 2014	Long	41	4,593		4,629	36
FTSE100 Index; September 2014	Long	55	6,195		6,210	15
Hang Seng Index; September 2014	Long	118	19,104		18,791	(313)
HSCEI China Index; September 2014	Short	3	213		212	1
IBEX 35 Index; September 2014	Long	11	1,505		1,546	41
Japan Topix Index; September 2014	Short	17	2,022		2,085	(63)
Japan Topix Index; September 2014	Long	141	17,081		17,292	211
Japan Topix Index; September 2014	Short	280	33,321		34,339	(1,018)
Japan Topix Index; September 2014	Long	13	1,582		1,594	12
KLCI Index; September 2014	Short	17	503		503	—
KOSPI 200 Index; September 2014	Short	9	1,186		1,179	7
Mex Bolsa Index Future; September 2014	Short	3	102		105	(3)
Mini Japan 10 Year Bond; September 2014	Short	152	21,296		21,360	(64)

See accompanying notes.

				Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Futures Contracts (continued)

										Unrealized
Type			Long/Short	Contracts		Notional Value		Fair Value		Appreciation/(Depreciation)
Mini Japan 10 Year Bond; September 2014			Long		218	$30,536			$30,635	$99
MSCI Singapore Index; September 2014			Long		2	122			121	(1)
MSCI Taiwan Index; September 2014			Long		7	240			241	1
Nasdaq 100 E-Mini; September 2014			Long		20	1,543			1,633	90
Nasdaq 100 E-Mini; September 2014			Long		174	13,635			14,205	570
Nikkei 225 Future; September 2014			Long		214	15,746			15,853	107
Russell 2000 Mini; September 2014			Long		7	811			821	10
Russell 2000 Mini; September 2014			Long		55	6,391			6,454	63
Russell 2000 Mini; September 2014			Short		103	12,077			12,086	(9)
S&P 500 Emini; September 2014			Long		138	13,471			13,810	339
S&P 500 Emini; September 2014			Short		153	15,087			15,311	(224)
S&P 500 Emini; September 2014			Short		860	82,944			86,060	(3,116)
S&P 500 Emini; September 2014			Short		138	13,662			13,810	(148)
S&P 500 Emini; September 2014			Short		268	25,810			26,819	(1,009)
S&P Mid 400 Emini; September 2014			Short		155	21,788			22,275	(487)
S&P Mid 400 Emini; September 2014			Long		10	1,407			1,437	30
S&P/TSE 60 Index; September 2014			Long		12	1,914			1,981	67
SET50 Index Future; September 2014			Short		21	129			137	(8)
SGX CNX Nifty Index; September 2014			Long		13	208			209	1
South Africa All Share Index; September 2014			Long		23	994			983	(11)
SPI 200 Index; September 2014			Long		3	389			393	4
UK 10 Year Gilt; December 2014			Long		75	14,033			14,137	104
US 10 Year Note; December 2014			Long		117	14,688			14,716	28
US 10 Year Note; December 2014			Short		123	15,428			15,471	(43)
US 10 Year Note; September 2014			Short		200	25,160			25,266	(106)
US 5 Year Note; December 2014			Short		70	8,300			8,319	(19)
US Long Bond; December 2014			Long		279	38,785			39,086	301
US Long Bond; December 2014			Short		29	4,034			4,063	(29)
US Long Bond; September 2014			Short		50	6,900			7,077	(177)
Total										$(3,462)

Amounts in thousands except contracts

Interest Rate Swaps
		(Pay)/
		Receive	Fixed		Notional			Upfront Premiums		Unrealized
Counterparty (Issuer)Floating Rate Index Floating Rate			Rate	Expiration Date	Amount	Fair Value		Paid/(Received) Appreciation/(Depreciation)
Bank of America NABrazil Cetip		Pay	8.42%	01/02/2017	BRL	600	$(14)		$1	$(15)
	Interbank Deposit
Bank of America NABrazil Cetip		Pay	10.41%	01/02/2017		1,400	(4)		—	(4)
	Interbank Deposit
Bank of America NABrazil Cetip		Pay	8.60%	01/02/2017		100	(2)		—	(2)
	Interbank Deposit
Bank of America NABrazil Cetip		Pay	10.46%	01/02/2017		3,500	(9)		—	(9)
	Interbank Deposit
BNP Paribas	Brazil Cetip	Pay	8.49%	01/02/2017		100	(2)		—	(2)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.42%	01/02/2017		6,200	(151)		—	(151)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.60%	01/02/2017		1,000	(23)		(2)	(21)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	9.21%	01/02/2017		100	(2)		—	(2)
	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.30%	01/02/2017		200	(5)		—	(5)
Co	Interbank Deposit
Goldman Sachs &	MXN TIIE Banxico	Pay	6.77%	12/27/2023	MXN	46,000	224		(1)	225
Co
JP Morgan Chase	MXN TIIE Banxico	Pay	5.61%	07/07/2021		36,900	4		11	(7)
UBS AG	Brazil Cetip	Pay	8.59%	01/02/2017	BRL	1,000	(25)		—	(25)
	Interbank Deposit
UBS AG	Brazil Cetip	Pay	10.91%	01/02/2017		100	—		—	—
	Interbank Deposit
Total							$(9)		$9	$(18)

Amounts in thousands

See accompanying notes.

				Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed		Notional
	Floating Rate Index	Floating Rate	Rate	Expiration Date	Amount		Fair Value	Unrealized Appreciation/(Depreciation)
	3 Month CAD Bank	Pay	3.30%	06/19/2024	CAD	1,200	$85	$				55
	Bill
	3 Month CAD Bank	Pay	2.63%	09/16/2043		500	37					31
	Bill
	3 Month CAD Bank	Pay	3.75%	12/18/2028		1,500	159					129
	Bill
	3 Month CAD Bank	Receive	3.50%	06/20/2044		1,200	(108)					(82)
	Bill
	3 Month CAD Bank	Pay	2.00%	06/16/2016		3,000	30					31
	Bill
	3 Month LIBOR	Receive	2.00%	06/18/2019		$400	(5)					(3)
	3 Month LIBOR	Receive	3.25%	06/18/2029		1,700	(93)					(119)
	3 Month LIBOR	Pay	1.50%	03/18/2016	120,050		993					316
	3 Month LIBOR	Receive	2.50%	12/17/2021		12,800	(193)					(140)
	3 Month LIBOR	Receive	3.00%	12/17/2024		14,200	(516)					(20)
	3 Month LIBOR	Receive	1.05%	07/17/2017		12,600	15					15
	MXN TIIE Banxico	Pay	6.15%	06/07/2024	MXN	8,300	8					3
Total							$412	$				216

Amounts in thousands

Interest Rate Swaptions
			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration		Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Put - 10 Year Interest	Bank of America NA	3 Month	Receive	3.04%	09/22/2014 $		6,600	$38	$	— $		(38)
Rate Swap		LIBOR
Put - 30 Year Interest	Bank of America NA	3 Month	Receive	4.13%	10/16/2015		500	42		5		(37)
Rate Swap		LIBOR
Put - 30 Year Interest	Bank of America NA	3 Month	Receive	4.21%	04/26/2016		6,100	244		117		(127)
Rate Swap		LIBOR
Put - 30 Year Interest	Bank of America NA	3 Month	Receive	3.70%	09/21/2015		4,300	50		—		(50)
Rate Swap		LIBOR
Put - 30 Year Interest	Bank of America NA	3 Month	Receive	3.95%	05/12/2015		6,100	146		40		(106)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	3.85%	03/05/2015		2,000	99		9		(90)
Rate Swap		LIBOR
Put - 30 Year Interest	Goldman Sachs & Co	3 Month	Receive	4.13%	10/16/2015		500	43		6		(37)
Rate Swap		LIBOR
Put - 30 Year Interest	JP Morgan Chase	3 Month	Receive	3.85%	03/05/2015		4,000	190		18		(172)
Rate Swap		LIBOR
Total								$852		$195		$(657)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration		Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 10 Year Interest Bank of America NA		3 Month	Receive	2.38%	09/15/2014 $		2,000	$(5	) $	(2	) $	3
Rate Swap		LIBOR
Call - 10 Year Interest Goldman Sachs & Co		3 Month	Receive	2.45%	11/13/2014		7,200	(29)		(42)		(13)
Rate Swap		LIBOR
Call - 10 Year Interest Goldman Sachs & Co		3 Month	Receive	2.44%	12/22/2014		2,000	(10)		(14)		(4)
Rate Swap		LIBOR
Call - 5 Year Interest	JP Morgan Chase	3 Month	Receive	3.20%	11/18/2014		2,000	(6)		(7)		(1)
Rate Swap		LIBOR
Put - 10 Year Interest	Bank of America NA	3 Month	Receive	3.60%	05/12/2015		13,700	(146)		(46)		100
Rate Swap		LIBOR
Put - 10 Year Interest	Deutsche Bank AG	3 Month	Receive	3.39%	03/05/2015		4,200	(99)		(11)		88
Rate Swap		LIBOR

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Interest Rate Swaptions (continued)
			Pay/
			Receive			Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums		Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount		Paid/(Received)		Value		Appreciation/(Depreciation)
Put - 10 Year Interest	Goldman Sachs & Co	3 Month	Receive	2.91%	11/13/2014 $	7,200		$(37)		$(15	) $	22
Rate Swap		LIBOR
Put - 10 Year Interest	Goldman Sachs & Co	3 Month	Receive	2.96%	12/22/2014	2,000		(11)		(7)		4
Rate Swap		LIBOR
Put - 10 Year Interest	Goldman Sachs & Co	3 Month	Receive	2.95%	11/21/2014	2,000		(9)		(5)		4
Rate Swap		LIBOR
Put - 10 Year Interest	JP Morgan Chase	3 Month	Receive	3.39%	03/05/2015	4,200		(91)		(11)		80
Rate Swap		LIBOR
Put - 10 Year Interest	JP Morgan Chase	3 Month	Receive	3.40%	03/05/2015	4,200		(97)		(11)		86
Rate Swap		LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	3.00%	10/16/2015	2,000		(54)		(15)		39
Rate Swap		LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	4.00%	04/26/2016	24,200		(243)	(115)			128
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	3.00%	10/16/2015	1,900		(51)		(14)		37
Rate Swap		LIBOR
Total								$(888) $ (315) $				573

Amounts in thousands
Options

						Upfront Premiums						Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date				Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - AstraZeneca PLC		$80.00	09/22/2014		89	$8			$7			$(1)
Call - Bank of America Corp		$17.00	10/20/2014		1,054	27			16			(11)
Call - Citigroup Inc		$55.00	10/18/2014		1,055	41			27			(14)
Call - Consumer Staples Select Sector		$46.00	09/22/2014		390	23			1			(22)
SPDR Fund
Call - EI du Pont de Nemours & Co		$65.00	10/20/2014		368	69			71			2
Call - iShares MSCI Germany ETF		$31.00	01/19/2015		1,189	68			50			(18)
Call - Rio Tinto PLC		$60.00	09/22/2014		533	57			3			(54)
Call - USD versus JPY		$104.75	11/06/2014		9,500,000	44			76			32
Call - Vale SA		$15.00	09/22/2014		388	19			1			(18)
Put - Allergan Inc/United States		$140.00	10/20/2014		240	71			24			(47)
Put - S&P 500 Index		$1,900.00	12/22/2014		605	2,731			1,715			(1,016)
Put - S&P 500 Index		$1,675.00	06/22/2015		465	3,376			1,524			(1,852)
Total						$6,534			$3,515			$(3,019)

						Upfront Premiums						Unrealized
Written Options Outstanding	Exercise Price Expiration Date				Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - Allergan Inc		$160.00	09/22/2014		2	$(2	) $		(1)			$1
Call - Allergan Inc		$155.00	09/22/2014		2	(3)			(2)			1
Call - Brazil Ibovespa Index	BRL	60,000.00	10/15/2014		53	(36)			(77)			(41)
Call - Brazil Ibovespa Index	BRL	60,500.00	10/15/2014		26	(20)			(34)			(14)
Call - Euro-Bund Future	EUR	151.00	09/26/2014		8	(2)			(3)			(1)
Call - GBP versus USD	GBP	1.70	11/20/2014		1,700,000	(12)			(6)			6
Call - International Game Technology		$16.00	10/20/2014		109	(13)			(11)			2
Call - MICROS Systems Inc		$70.00	09/22/2014		21	—			—			—
Call - OmniVision Technologies Inc		$27.00	09/22/2014		64	(11)			(7)			4
Call - S&P 500 Index		$2,025.00	10/18/2014		10	(19)			(18)			1
Call - S&P 500 Index		$2,040.00	10/18/2014		10	(11)			(12)			(1)
Call - S&P 500 Index		$2,000.00	11/21/2014		2,058	(39)			(86)			(47)
Call - S&P 500 Index		$2,000.00	11/21/2014		1,029	(22)			(43)			(21)
Call - Time Warner Cable Inc		$130.00	01/20/2015		2	(2)			(4)			(2)
Call - USD versus BRL		$2.43	11/21/2014		600,000	(6)			(4)			2
Call - USD versus BRL		$2.46	11/10/2014		360,000	(4)			(1)			3
Call - USD versus BRL		$2.27	10/14/2014		1,000,000	(20)			(13)			7
Call - USD versus JPY		$105.00	11/14/2014		1,800,000	(8)			(14)			(6)
Call - USD versus KRW		$1,053.00	11/20/2014		700,000	(3)			(3)			—
Put - Euro-Bund Future	EUR	147.00	09/26/2014		8	(2)			(1)			1
Put - GBP versus USD	GBP	1.63	11/20/2014		1,700,000	(12)			(13)			(1)
Put - S&P 500 Index		$1,910.00	10/18/2014		10	(11)			(11)			—
Put - S&P 500 Index		$1,890.00	10/18/2014		10	(8)			(9)			(1)
Put - S&P 500 Index		$1,775.00	12/22/2014		510	(1,075)			(626)			449
Put - S&P 500 Index		$1,550.00	06/22/2015		370	(1,738)			(731)			1,007
Put - S&P 500 Index		$1,890.00	11/21/2014		2,058	(93)			(37)			56
Put - USD versus KRW		$1,006.00	11/20/2014		700,000	(4)			(5)			(1)
Total						$(3,176	) $	(1,772)				$1,404

Amounts in thousands except contracts

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Credit Default Swaptions
									Upfront
Written Swaptions Counterparty			Buy/Sell	Exercise	Expiration		Notional		Premiums	Fair		Unrealized
Outstanding	(Issuer)	Reference Entity	Protection	Rate	Date		Amount )		Paid/(Received)	Value		Appreciation/(Depreciation
Put - 5 Year	Bank of America CDX.HY.22 5Y		Sell	99.00%	10/15/2014		$1,000		$(3)	$–		$3
Credit Default	NA
Swap
Put - 5 Year	BNP Paribas	CDX.HY.22 5Y	Sell	100.00%	09/17/2014		2,800		(8)	–		8
Credit Default
Swap
Put - 5 Year	BNP Paribas	CDX. IG.22 5Y	Sell	0.75%	09/18/2014		10,000		(25)	–		25
Credit Default
Swap
Put - 5 Year	BNP Paribas	CDX.ITRAXX.MAIN21.5Y	Sell	1.10%	09/18/2014	EUR	17,600		(61)	–		61
Credit Default
Swap
Put - 5 Year	Goldman Sachs & CDX.ITRAXX.MAIN21.5Y		Sell	1.10%	09/18/2014		5,900		(21)	–		21
Credit Default	Co
Swap
Put - 5 Year	Goldman Sachs & CDX.ITRAXX.MAIN21.5Y		Sell	0.80%	09/18/2014		3,500		(11)	–		11
Credit Default	Co
Swap
Put - 5 Year	Goldman Sachs & CDX.ITRAXX.MAIN21.5Y		Sell	0.95%	09/18/2014		10,100		(31)	(1)		30
Credit Default	Co
Swap
Put - 5 Year	Goldman Sachs & CDX.ITRAXX.MAIN21 5Y		Sell	0.85%	12/17/2014		6,000		(16)	(9)		7
Credit Default	Co
Swap
Put - 5 Year	Goldman Sachs & CDX.ITRAXX.MAIN21 5Y		Sell	0.95%	12/17/2014		1,900		(3)	(2)		1
Credit Default	Co
Swap
Put - 5 Year	JP Morgan Chase CDX.ITRAXX.MAIN21 5Y		Sell	0.95%	12/17/2014		1,500		(3)	(2)		1
Credit Default
Swap
Put - 5 Year	JP Morgan Chase CDX. IG.22 5Y		Sell	0.80%	11/19/2014		$3,700		(5)	(2)		3
Credit Default
Swap
Put - 5 Year	JP Morgan Chase CDX.ITRAXX.MAIN21.5Y		Sell	1.10%	09/18/2014	EUR	5,900		(22)	–		22
Credit Default
Swap
Put - 5 Year	JP Morgan Chase CDX. IG.22 5Y		Sell	0.85%	09/18/2014		$6,100		(17)	–		17
Credit Default
Swap
Put - 5 Year	JP Morgan Chase CDX. IG.22 5Y		Sell	0.90%	11/19/2014		4,200		(7)	(2)		5
Credit Default
Swap
Put - 5 Year	JP Morgan Chase CDX. IG.22 5Y		Sell	0.90%	12/17/2014		29,800		(49)	(18)		31
Credit Default
Swap
Total									$(282)	$(36	) $	246

Amounts in thousands

Purchased Forward Volatility Agreements

							Upfront
					Premiums							Unrealized
Description		Counterparty (Issuer)	Expiration Date		Contracts		Paid/(Received)			Fair Value	Appreciation/(Depreciation)
Call & Put - USD Swaption Straddle on		Goldman Sachs & Co	10/27/2014		800,000		$92			$93		$1
the 30 Year Swap Rate, 1 Year Forward,
Strike determined on 10/24/2014
Total							$92			$93		$1

Amounts in thousands except contracts

Purchased Capped Option
							Upfront
	Counterparty	Strike		Expiration			Notional		Premiums			Unrealized
Description	(Issuer)	Index	Exercise Index	Date				Amount	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Floor - 3 Month LIBOR Goldman Sachs & $ 1.63			Max of $0 or (0-	08/16/2019				$ 39,800$	255	$252		$(3)
	Co		(Index Final/Index
			Initial -1))
Total									$255	$252		$(3)

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Written Capped Option
					Upfront
	Counterparty	Strike		Expiration	Notional	Premiums			Unrealized
Description	(Issuer)	Index	Exercise Index	Date	Amount	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Floor - 3 Month LIBOR	Goldman Sachs & $	1.00 Max of $0 or (0-		08/16/2019	$79,500	$(255	) $	(246)	$9
	Co		(Index Final/Index
			Initial -1))
Total						$(255	) $	(246)	$9

Amounts in thousands
Synthetic Futures

									Unrealized
Counterparty (Issuer)	Reference Entity				Expiration Date	Notional Value			Appreciation/(Depreciation)
Bank of America NA	Canada 10 Year Bond Future; December 2014				12/31/2014			$6,349	$51
Bank of America NA	Euro 30 Year Bond Future; September 2014				09/10/2014			1,083	104
Bank of America NA	Euro Bund 10 Year Bund Future; September 2014				09/10/2014			13,879	517
Bank of America NA	Euro-Bobl 5 Year Future; September 2014				09/10/2014			6,067	75
Bank of America NA	Euro-Schatz 2 Year Future; September 2014				09/10/2014			12,869	14
Bank of America NA	Hang Seng Index Future; September 2014				09/30/2014			1,455	(22)
Bank of America NA	Tel Aviv 25 Index Future; September 2014				09/26/2014			386	7
Bank of America NA	UK 10 Year Gilt Future; December 2014				12/31/2014			(3,355)	(26)
Bank of America NA	US 10 Year Note Future; December 2014				12/31/2014			16,446	32
Bank of America NA	US 2 Year Note Future; December 2014				01/06/2015			1,970	2
Bank of America NA	US 5 Year Note; December 2014				01/06/2015			1,896	5
Bank of America NA	US Long Bond Future; December 2014				12/31/2014			1,672	9
Bank of America NA	WIG 20 Index Future; September 2014				09/19/2014			(44)	(2)
Morgan Stanley	Bovespa Index Future; October 2014				10/16/2014			(136)	(2)
Morgan Stanley	HSCEI China Index Future; September 2014				09/30/2014			1,503	(20)
Morgan Stanley	MSCI Taiwan Index Future; September 2014				09/29/2014			513	3
Morgan Stanley	SGX CNX Nifty Index Future; September 2014				09/25/2014			(528)	(2)
Morgan Stanley	Swiss Market Index Future; September 2014				09/19/2014			(10,721)	(47)
Morgan Stanley	Taiwan TAIEX Index Future; September 2014				09/17/2014			428	13
Total									$711

Amounts in thousands
Total Return Equity Basket Swaps

									Unrealized
Counterparty	Fund Pays		Fund Receives		Expiration Date	Fair Value		Appreciation/(Depreciation)
Bank of America NA	Floating rate based on the		Total return on a custom basket of long		08/15/2019			$(58)	$—
	Federal Funds Rate		and short securities traded in USD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of long		04/10/2015			428	10
	month LIBOR plus/less		and short securities traded in USD
	spread
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of long		01/22/2015			(285)	286
	week LIBOR plus/less		and short securities traded in GBP
	spread
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of long		08/20/2015			1,384	305
	week EUR LIBOR		and short French securities
	plus/less spread
Deutsche Bank AG	Floating rate based on the		Total return on a custom basket of long		10/16/2014			2,449	80
	Overnight RBA Cash Rate		and short securities traded in AUD
	plus/less spread
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of long		08/07/2015			9,473	347
	month LIBOR plus/less		and short securities traded in GBP
	spread
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of long		08/07/2015			1,607	299
	month LIBOR plus/less		and short securities traded in JPY
	spread
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of long		08/07/2015	(16,364)			(996)
	month Euribor plus/less		and short securities traded in EUR
	spread
Morgan Stanley	Floating rate based on the		Total return on a custom basket of long		08/19/2016			1,870	(213)
	Bank of Japan Estimate		and short securities traded in JPY
	Unsecured Overnight Call
	Rate plus/less spread
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of long		08/07/2015			(6,228)	(205)
	month LIBOR plus/less		and short securities traded in USD
	spread
Total								$(5,724)	$(87)

Amounts in thousands

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Reverse Repurchase Agreements

Counterparty	Coupon Rate	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC	(0.10%)	11/13/2014	$3,245	$(3,245)
Barclays Bank PLC	(0.10%)	09/03/2014	4,648	(4,648)
Barclays Bank PLC	(0.10%)	11/13/2014	13,064	(13,064)
Barclays Bank PLC	(0.10%)	11/13/2014	2,925	(2,925)
Barclays Bank PLC	(0.10%)	09/25/2014	2,346	(2,346)
Barclays Bank PLC	(0.10%)	11/13/2014	4,971	(4,971)
Barclays Bank PLC	(0.18%)	09/25/2014	13,864	(13,867)
Barclays Bank PLC	(0.45%)	04/08/2044	3,944	(3,946)
Barclays Bank PLC	(0.18%)	09/03/2014	5,362	(5,363)
Barclays Bank PLC	(0.10%)	09/03/2014	4,296	(4,296)
Barclays Bank PLC	(0.65%)	05/24/2023	3,916	(3,918)
Barclays Bank PLC	(0.45%)	10/01/2022	4,806	(4,807)
Total				$(67,396)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS - (16.56)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Advertising - (0.05)%				Banks (continued)
DKSH Holding AG	158	$12		Credit Suisse Group AG (a)	28,062	$792
Lamar Advertising Co	17,624	925		Cullen/Frost Bankers Inc	979	77
		$937		Deutsche Bank AG	4,569	157
				Fifth Third Bancorp	23,010	469
Aerospace & Defense - (0.07)%				First Horizon National Corp	25,200	306
B/E Aerospace Inc (a)	1,200	102		First Republic Bank/CA	1,900	93
Finmeccanica SpA (a)	25,006	234		FirstMerit Corp	3,901	67
MTU Aero Engines AG	355	31		Hancock Holding Co	2,500	83
Rockwell Collins Inc	4,700	362		KBC Groep NV (a)	1,091	62
TransDigm Group Inc	1,100	207		M&T Bank Corp	23,499	2,906
Triumph Group Inc	6,961	483		MB Financial Inc	2	—
		$1,419		Mediobanca SpA	8,000	70
Agriculture - (0.10)%				Northern Trust Corp	1,400	97
				Popular Inc (a)	400	12
Lorillard Inc	20,600	1,230
Philip Morris International Inc	2,583	221		Prosperity Bancshares Inc	1,500	91
Reynolds American Inc	5,311	311		Regions Financial Corp	66,555	676
				Signature Bank/New York NY (a)	199	24
Universal Corp/VA	500	26
		$1,788		State Street Corp	1,540	111
				SVB Financial Group (a)	6,081	677
Airlines - (0.07)%				Svenska Handelsbanken AB	2,961	139
American Airlines Group Inc	2,649	103		Synovus Financial Corp	15,485	374
Copa Holdings SA	800	99		TCF Financial Corp	5,533	87
International Consolidated Airlines Group SA	13,997	84		UBS AG (a)	22,967	412
(a)				Valley National Bancorp	16,200	162
JetBlue Airways Corp (a)	62,655	766		Webster Financial Corp	1,900	56
United Continental Holdings Inc (a)	3,300	157		Zions Bancorporation	34,630	1,010
		$1,209				$11,180

Apparel - (0.30)%				Beverages - (0.17)%
Adidas AG	2,033	153		Anheuser-Busch InBev NV	685	76
Carter's Inc	300	25		Coca-Cola Co/The	1,027	43
Deckers Outdoor Corp (a)	660	61		Constellation Brands Inc (a)	8,766	763
Michael Kors Holdings Ltd (a)	3,430	275		Davide Campari-Milano SpA	3,963	31
Nike Inc	12,581	988		Heineken NV	93	7
Perry Ellis International Inc (a)	11,410	229		Keurig Green Mountain Inc	8,962	1,195
Ralph Lauren Corp	2,001	338		Molson Coors Brewing Co	16,600	1,228
Tod's SpA	547	61		Monster Beverage Corp (a)	162	14
Under Armour Inc (a)	38,013	2,599				$3,357
VF Corp	14,240	913
		$5,642		Biotechnology - (0.46)%
				Acorda Therapeutics Inc (a)	1,598	52
Automobile Manufacturers - (0.16)%				Alexion Pharmaceuticals Inc (a)	1,220	206
Bayerische Motoren Werke AG	2,225	260		BioMarin Pharmaceutical Inc (a)	7,000	499
Daimler AG	1,419	116		Cubist Pharmaceuticals Inc (a)	12,510	864
Fiat SpA (a)	29,818	292		Exelixis Inc (a)	14,588	60
Ford Motor Co	7,800	136		Gilead Sciences Inc (a)	1,535	165
Navistar International Corp (a)	22,317	842		Illumina Inc (a)	688	123
PACCAR Inc	200	13		Incyte Corp (a)	2,658	144
Tesla Motors Inc (a)	3,152	850		Ligand Pharmaceuticals Inc (a)	3,730	194
Volvo AB - B Shares	37,925	453		Medicines Co/The (a)	25,480	653
		$2,962		Momenta Pharmaceuticals Inc (a)	104,293	1,230
				Myriad Genetics Inc (a)	1,957	71
Automobile Parts & Equipment - (0.08)%				Regeneron Pharmaceuticals Inc (a)	8,789	3,080
Allison Transmission Holdings Inc	4,900	150		Seattle Genetics Inc (a)	1,141	50
BorgWarner Inc	16,191	1,007		Vertex Pharmaceuticals Inc (a)	13,600	1,273
Nokian Renkaat OYJ	12,067	386				$8,664
		$1,543
				Building Materials - (0.19)%
Banks - (0.60)%				Eagle Materials Inc	10,570	1,077
Banco Bilbao Vizcaya Argentaria SA	15,275	185		Fortune Brands Home & Security Inc	7,514	325
Banco de Sabadell SA	85,848	270		Holcim Ltd (a)	10,725	854
Banco Popular Espanol SA	27,959	175		Louisiana-Pacific Corp (a)	10,515	150
Banco Santander SA	22,496	224		Martin Marietta Materials Inc	2,364	309
Bank of Hawaii Corp	1,300	75		Owens Corning Inc	11,700	421
Bankia SA (a)	26,608	51
				PGT Inc (a)	25,050	262
BankUnited Inc	100	3		USG Corp (a)	9,353	271
CIT Group Inc	2,400	115				$3,669
Citigroup Inc	8,790	454
City National Corp/CA	500	38		Chemicals - (0.52)%
Comerica Inc	6,050	305		Air Products & Chemicals Inc	17,369	2,314
Commerce Bancshares Inc/MO	2,600	120		Airgas Inc	500	55
Commerzbank AG (a)	10,239	155		Albemarle Corp	7,896	502

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Chemicals (continued)				Computers (continued)
BASF SE	2,767	$285		Stratasys Ltd (a)	8,063	$967
CF Industries Holdings Inc	740	191		Teradata Corp (a)	3,439	157
Clariant AG (a)	12,413	219				$3,239
Eastman Chemical Co	3,476	287
Ecolab Inc	3,044	350		Consumer Products - (0.05)%
EI du Pont de Nemours & Co	481	32		Church & Dwight Co Inc	6,010	410
FMC Corp	2,100	139		Clorox Co/The	4,780	424
Huntsman Corp	680	18		Scotts Miracle-Gro Co/The	300	17
Intrepid Potash Inc (a)	5,465	84		Tupperware Brands Corp	800	58
K+S AG	17,015	529				$909
Monsanto Co	1,900	220		Cosmetics & Personal Care - (0.05)%
Mosaic Co/The	6,800	325		Avon Products Inc	8,799	124
NewMarket Corp	200	81		Coty Inc	6,200	107
Novozymes A/S	5,106	237		Estee Lauder Cos Inc/The	5,932	455
OCI (a)	7,398	247		Procter & Gamble Co/The	2,100	174
Olin Corp	1,200	33				$860
Platform Specialty Products Corp (a)	1,933	53
PolyOne Corp	1,000	39		Distribution & Wholesale - (0.18)%
PPG Industries Inc	2,050	422		Fastenal Co	24,885	1,127
Praxair Inc	300	39		Genuine Parts Co	2,510	220
Sigma-Aldrich Corp	21,099	2,194		LKQ Corp (a)	1,800	51
Syngenta AG	1,398	502		Owens & Minor Inc	3,200	110
Wacker Chemie AG	3,349	399		Watsco Inc	1,100	102
		$9,796		WESCO International Inc (a)	2,962	249
				WW Grainger Inc	6,182	1,522
Coal - (0.03)%						$3,381
Alpha Natural Resources Inc (a)	15,694	62
Consol Energy Inc	12,188	491		Diversified Financial Services - (0.24)%
Peabody Energy Corp	2,800	44		Air Lease Corp	1,800	68
		$597		Charles Schwab Corp/The	45,861	1,307
				Deutsche Boerse AG	379	27
Commercial Services - (0.44)%				E*Trade Financial Corp (a)	4,340	97
Abertis Infraestructuras SA	7,770	164		Element Financial Corp (a)	9,832	128
ADT Corp/The	14,300	527		Federated Investors Inc	15,000	460
Alliance Data Systems Corp (a)	1,969	521		Franklin Resources Inc	703	40
Avis Budget Group Inc (a)	3,800	256		Invesco Ltd	638	26
Cintas Corp	8,250	546		Janus Capital Group Inc	18,700	227
CoStar Group Inc (a)	334	48		Julius Baer Group Ltd (a)	15,009	683
Deluxe Corp	1,300	77		Legg Mason Inc	2,715	134
DeVry Education Group Inc	2,646	114		Navient Corp	8,020	144
FTI Consulting Inc (a)	6,200	230		Ocwen Financial Corp (a)	7,100	198
Gartner Inc (a)	12,580	938		T Rowe Price Group Inc	11,137	902
Genpact Ltd (a)	2,400	42		Visa Inc	195	41
Global Payments Inc	2,765	201				$4,482
Heartland Payment Systems Inc	4,180	199
HMS Holdings Corp (a)	10,233	234		Electric - (0.80)%
Moody's Corp	8,013	750		A2A SpA	73,034	80
Quanta Services Inc (a)	20,370	740		Alliant Energy Corp	3,990	233
Rent-A-Center Inc/TX	8,347	233		Black Hills Corp	3,200	172
RR Donnelley & Sons Co	2,200	39		Calpine Corp (a)	2,961	70
Service Corp International/US	4,700	104		Consolidated Edison Inc	43,260	2,504
SGS SA	36	80		Dominion Resources Inc/VA	4,466	314
Sotheby's	9,867	403		Edison International	4,394	260
United Rentals Inc (a)	4,600	541		Exelon Corp	6,606	221
Vantiv Inc (a)	3,900	122		FirstEnergy Corp	3,400	117
Western Union Co/The	47,950	838		Great Plains Energy Inc	1,900	49
Wirecard AG	3,435	129		IDACORP Inc	200	11
		$8,076		Integrys Energy Group Inc	41,560	2,822
				ITC Holdings Corp	1,600	60
Computers - (0.17)%				NextEra Energy Inc	33,729	3,321
Accenture PLC - Class A	101	8		Northeast Utilities	700	32
Cadence Design Systems Inc (a)	16,000	282		NRG Energy Inc	9,000	277
Diebold Inc	4,066	155		NRG Yield Inc	8,034	437
Gemalto NV	670	66		OGE Energy Corp	10,104	379
IHS Inc (a)	300	43		PPL Corp	31,105	1,077
International Business Machines Corp	457	88		RWE AG	3,524	138
j2 Global Inc	4,276	228		SCANA Corp	22,649	1,176
Lexmark International Inc	400	20		Southern Co/The	2,304	102
Mentor Graphics Corp	3,400	74		Westar Energy Inc	17,860	660
NCR Corp (a)	9,203	314		Wisconsin Energy Corp	12,142	550
SanDisk Corp	7,453	730				$15,062
Seagate Technology PLC	1,700	107

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Electrical Components & Equipment - (0.12)%				Food (continued)
Acuity Brands Inc	399	$49		Kraft Foods Group Inc	2,100	$124
AMETEK Inc	3,700	196		Marine Harvest ASA	9,406	128
Energizer Holdings Inc	2,608	317		McCormick & Co Inc/MD	2,000	139
General Cable Corp	4,111	88		Metro AG (a)	3,958	140
Hubbell Inc	3,470	419		Pinnacle Foods Inc	200	7
SunPower Corp (a)	25,666	981		Post Holdings Inc (a)	8,588	318
		$2,050		Suedzucker AG	12,867	222
				SUPERVALU Inc (a)	1,600	15
Electronics - (0.31)%				Sysco Corp	6,743	255
Allegion PLC	400	20		United Natural Foods Inc (a)	2,700	174
Amphenol Corp	6,819	702		WhiteWave Foods Co/The (a)	43,640	1,528
Avnet Inc	15,920	709				$5,235
Bel Fuse Inc	4,490	106
Electro Scientific Industries Inc	18,640	138		Forest Products & Paper - (0.04)%
FEI Co	200	17		International Paper Co	2,900	140
FLIR Systems Inc	10,500	355		KapStone Paper and Packaging Corp (a)	5,460	168
Garmin Ltd	2,600	141		MeadWestvaco Corp	8,510	366
Gentex Corp/MI	7,700	227				$674
Knowles Corp (a)	6,100	201
Mettler-Toledo International Inc (a)	700	189		Gas - (0.03)%
National Instruments Corp	900	30		Sempra Energy	5,230	554
Sensata Technologies Holding NV (a)	5,600	276
Trimble Navigation Ltd (a)	41,775	1,389		Hand & Machine Tools - (0.18)%
Tyco International Ltd	14,740	658		Franklin Electric Co Inc	5,660	215
Waters Corp (a)	1,700	176		Kennametal Inc	4,200	188
Woodward Inc	1,876	98		Lincoln Electric Holdings Inc	19,686	1,400
		$5,432		Sandvik AB	50,028	624
				Schindler Holding AG - PC	158	23
Energy - Alternate Sources - (0.02)%				Snap-on Inc	5,827	728
Enel Green Power SpA	13,638	38
Vestas Wind Systems A/S (a)	6,492	275		Stanley Black & Decker Inc	1,600	146
		$313				$3,324
Engineering & Construction - (0.07)%				Healthcare - Products - (0.59)%
AECOM Technology Corp (a)	12,553	475		Abaxis Inc	9,320	445
				Align Technology Inc (a)	940	51
Aker Solutions ASA	7,820	119
Chicago Bridge & Iron Co NV ADR	1,200	76		Baxter International Inc	4,300	322
				Cooper Cos Inc/The	9,084	1,481
Fraport AG Frankfurt Airport Services	2,115	144		Cynosure Inc (a)	11,001	248
Worldwide
Jacobs Engineering Group Inc (a)	2,199	119		DENTSPLY International Inc	27,368	1,305
				Elekta AB	37,961	434
Obrascon Huarte Lain SA	10,099	370		Getinge AB	3,277	86
YIT OYJ	8,111	75		Haemonetics Corp (a)	26,370	941
		$1,378		Henry Schein Inc (a)	6,280	752
Entertainment - (0.08)%				Hologic Inc (a)	12,900	321
Dolby Laboratories Inc (a)	2,189	102		Hospira Inc	6,100	328
DreamWorks Animation SKG Inc (a)	12,302	268		IDEXX Laboratories Inc (a)	2,660	330
GTECH SpA	3,508	84		Intuitive Surgical Inc (a)	2,554	1,200
Lions Gate Entertainment Corp	19,367	628		Luxottica Group SpA	1,123	60
Multimedia Games Holding Co Inc (a)	9,020	251		Medtronic Inc	27,650	1,765
Regal Entertainment Group	300	6		Patterson Cos Inc	1,600	65
Six Flags Entertainment Corp	2,500	91		QIAGEN NV (a)	4,484	108
		$1,430		Sirona Dental Systems Inc (a)	1,100	90
				Sonova Holding AG	613	98
Environmental Control - (0.05)%				St Jude Medical Inc	400	26
Clean Harbors Inc (a)	9,254	560
				STERIS Corp	300	17
Covanta Holding Corp	5,100	107		Techne Corp	100	10
Republic Services Inc	450	18		Varian Medical Systems Inc (a)	6,687	568
Stericycle Inc (a)	1,600	190		William Demant Holding A/S (a)	1,214	94
		$875				$11,145

Food - (0.29)%				Healthcare - Services - (0.19)%
Annie's Inc (a)	5,710	182		Brookdale Senior Living Inc (a)	5,800	203
Barry Callebaut AG (a)	33	41		Community Health Systems Inc (a)	7,282	395
Campbell Soup Co	4,400	197		Fresenius Medical Care AG & Co KGaA	3,214	226
ConAgra Foods Inc	2,540	82		Humana Inc	1,300	167
Dean Foods Co	39,006	631		Laboratory Corp of America Holdings (a)	3,500	375
Flowers Foods Inc	9,000	176		LifePoint Hospitals Inc (a)	600	45
General Mills Inc	1,000	53		Mednax Inc (a)	12,208	699
Hain Celestial Group Inc (a)	700	69
				Quest Diagnostics Inc	5,500	348
Hershey Co/The	2,530	231		Tenet Healthcare Corp (a)	17,393	1,064
Hormel Foods Corp	9,349	474		WellCare Health Plans Inc (a)	1,228	81
Kellogg Co	760	49				$3,603

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Holding Companies - Diversified - (0.03)%				Internet (continued)
Leucadia National Corp	21,794	$543		Yahoo! Inc (a)	19,900	$767
				Yelp Inc (a)	7,184	592
				Zillow Inc (a)	3,201	459
Home Builders - (0.22)%				Zynga Inc (a)	25,032	72
DR Horton Inc	12,850	279
KB Home	11,500	204				$15,853
Lennar Corp	13,493	529		Investment Companies - 0.00%
M/I Homes Inc (a)	14,830	337		Ares Capital Corp	379	6
MDC Holdings Inc	5,000	145		Prospect Capital Corp	766	8
Pulte Group Inc	36,740	706				$14
Standard Pacific Corp (a)	25,620	214
Taylor Morrison Home Corp (a)	1,500	30		Iron & Steel - (0.13)%
Thor Industries Inc	1,100	59		Allegheny Technologies Inc	3,600	152
Toll Brothers Inc (a)	44,280	1,576		ArcelorMittal	60,655	882
		$4,079		Carpenter Technology Corp	1,500	82
				Nucor Corp	5,600	304
Home Furnishings - (0.02)%				Reliance Steel & Aluminum Co	8,485	594
iRobot Corp (a)	4,670	151		SSAB AB - A Shares (a)	18,920	175
Tempur Sealy International Inc (a)	2,900	170		ThyssenKrupp AG (a)	11,395	317
		$321				$2,506

Insurance - (0.87)%				Leisure Products & Services - (0.11)%
Aflac Inc	3,324	204		Arctic Cat Inc	6,180	229
Allianz SE	824	141		Brunswick Corp/DE	1,400	60
American Financial Group Inc/OH	31,210	1,872		Carnival Corp	6,220	236
American International Group Inc	48,205	2,703		Harley-Davidson Inc	800	51
Arch Capital Group Ltd (a)	3,300	183		Life Time Fitness Inc (a)	7,200	332
Arthur J Gallagher & Co	39,440	1,863		Polaris Industries Inc	9,189	1,336
Assicurazioni Generali SpA	11,310	232				$2,244
Assured Guaranty Ltd	12,800	309
Berkshire Hathaway Inc - Class B (a)	2,830	388		Lodging - (0.01)%
				Hyatt Hotels Corp (a)	100	6
Cincinnati Financial Corp	5,294	254
eHealth Inc (a)	15,260	374		Las Vegas Sands Corp	640	42
Endurance Specialty Holdings Ltd	3,941	229		Marriott International Inc/DE	2,083	145
Everest Re Group Ltd	3,680	603		Starwood Hotels & Resorts Worldwide Inc	100	8
First American Financial Corp	1,500	43				$201
Genworth Financial Inc (a)	34,450	489
				Machinery - Construction & Mining - (0.03)%
HCC Insurance Holdings Inc	17,350	870		Atlas Copco AB - A Shares	10,818	316
Helvetia Holding AG	516	257		Caterpillar Inc	75	8
Lincoln National Corp	24,930	1,372		Joy Global Inc	2,129	134
Mapfre SA	63,196	237		Terex Corp	200	8
Markel Corp (a)	200	132
MGIC Investment Corp (a)	47,007	396				$466
Old Republic International Corp	1,800	27		Machinery - Diversified - (0.33)%
Progressive Corp/The	15,000	375		AGCO Corp	7,360	359
Radian Group Inc	79,251	1,154		Babcock & Wilcox Co/The	4,100	119
StanCorp Financial Group Inc	1,300	85		CNH Industrial NV	24,209	211
Torchmark Corp	500	27		Flowserve Corp	700	53
Tryg A/S	93	9		FLSmidth & Co A/S	7,074	379
UnipolSai SpA	31,450	99		Graco Inc	1,000	77
Unum Group	17,610	639		Hexagon AB	9,142	300
Validus Holdings Ltd	1,100	43		Kone OYJ	6,281	266
WR Berkley Corp	699	34		MAN SE	1,105	131
XL Group PLC	15,470	529		Manitowoc Co Inc/The	5,307	156
Zurich Insurance Group AG (a)	54	16		Middleby Corp/The (a)	300	26
		$16,188		Nordson Corp	7,890	640
				Roper Industries Inc	565	85
Internet - (0.85)%				Wabtec Corp/DE	40,650	3,389
AOL Inc (a)	7,827	338
Conversant Inc (a)	3,500	96		Xylem Inc/NY	2,600	97
Equinix Inc (a)	28,111	6,136		Zardoya Otis SA	3,689	53
F5 Networks Inc (a)	5,100	633				$6,341
Facebook Inc (a)	3,470	260		Media - (0.46)%
HomeAway Inc (a)	12,731	423		AMC Networks Inc (a)	4,523	283
LinkedIn Corp (a)	2,800	632		Cablevision Systems Corp	11,800	218
Netflix Inc (a)	1,848	883		CBS Corp	6,945	412
Rackspace Hosting Inc (a)	1,744	60		Charter Communications Inc (a)	1,557	244
Stamps.com Inc (a)	9,558	322		Comcast Corp - Class A	48,116	2,633
TIBCO Software Inc (a)	6,050	126		Discovery Communications Inc - A Shares (a)	5,282	231
TripAdvisor Inc (a)	3,100	307		EW Scripps Co/The (a)	7,786	148
VeriSign Inc (a)	64,373	3,674		FactSet Research Systems Inc	278	35
XO Group Inc (a)	6,230	73		Liberty Global PLC - A Shares (a)	19,133	836

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Media (continued)				Oil & Gas (continued)
Liberty Global PLC - C Shares (a)	20,072	$842		Rosetta Resources Inc (a)	10,638	$532
Mediaset Espana Comunicacion SA (a)	12,760	146		Rowan Cos PLC	5,300	161
Mediaset SpA (a)	82,809	343		Seadrill Ltd	8,100	302
Modern Times Group AB	1,511	57		Seadrill Ltd	11,677	430
Nielsen NV	9,941	467		Southwestern Energy Co (a)	2,500	103
Schibsted ASA	1,585	81		Swift Energy Co (a)	17,260	196
Scripps Networks Interactive Inc	1,399	111		Synergy Resources Corp (a)	28,860	388
Sirius XM Holdings Inc (a)	79,626	289		Tesoro Corp	1,600	104
Twenty-First Century Fox Inc - A Shares	36,780	1,303		Transocean Ltd	8,485	327
		$8,679		Transocean Ltd	2,900	112
				Ultra Petroleum Corp (a)	20,970	556
Metal Fabrication & Hardware - (0.08)%				Whiting Petroleum Corp (a)	6,858	635
Assa Abloy AB	3,424	173				$20,610
Precision Castparts Corp	371	91
SKF AB	2,573	60		Oil & Gas Services - (0.36)%
Tenaris SA	20,304	449		Cameron International Corp (a)	619	46
Timken Co/The	19,590	887		CARBO Ceramics Inc	2,800	301
		$1,660		Core Laboratories NV	1,700	269
				Dresser-Rand Group Inc (a)	22,250	1,542
Mining - (0.11)%				Flotek Industries Inc (a)	33,500	931
Alcoa Inc	3,500	58		FMC Technologies Inc (a)	4,027	249
Compass Minerals International Inc	1,500	134		Fugro NV	9,128	331
Freeport-McMoRan Inc	37,020	1,346		Hornbeck Offshore Services Inc (a)	20,980	916
Newmont Mining Corp	11,150	302		McDermott International Inc (a)	3,765	27
Norsk Hydro ASA	3,619	22		MRC Global Inc (a)	100	3
Stillwater Mining Co (a)	7,229	134
				National Oilwell Varco Inc	6,620	572
		$1,996		SBM Offshore NV (a)	37,810	579
Miscellaneous Manufacturing - (0.14)%				SEACOR Holdings Inc (a)	6,460	527
Alfa Laval AB	1,528	35		TGS Nopec Geophysical Co ASA	10,189	288
AZZ Inc	11,256	522		Weatherford International PLC (a)	6,326	150
CLARCOR Inc	900	57				$6,731
Colfax Corp (a)	2,073	132
				Packaging & Containers - (0.03)%
Danaher Corp	400	31		Bemis Co Inc	2,300	94
Donaldson Co Inc	9,610	402		Packaging Corp of America	200	14
Hexcel Corp (a)	5,800	239
				Rock-Tenn Co	6,480	318
Leggett & Platt Inc	4,600	161		Sealed Air Corp	2,500	90
LSB Industries Inc (a)	6,120	245
Lydall Inc (a)	7,220	200		Silgan Holdings Inc	800	40
				Sonoco Products Co	100	4
Myers Industries Inc	13,010	256				$560
Pall Corp	600	51
Siemens AG	1,423	178		Pharmaceuticals - (0.38)%
Textron Inc	4,722	179		AbbVie Inc	27,736	1,533
		$2,688		AmerisourceBergen Corp	1,483	115
				Catamaran Corp (a)	1,007	47
Office & Business Equipment - (0.01)%				Eli Lilly & Co	15,580	990
Pitney Bowes Inc	7,900	214		Endo International PLC (a)	1,001	64
				Grifols SA	6,385	297
Oil & Gas - (1.10)%				H Lundbeck A/S	5,160	109
Apache Corp	17,740	1,807		Herbalife Ltd	103	5
Atwood Oceanics Inc (a)	5,900	291		Jazz Pharmaceuticals PLC (a)	2,395	390
Bill Barrett Corp (a)	21,200	483		Mallinckrodt PLC (a)	503	41
Cabot Oil & Gas Corp	42,743	1,434		Mead Johnson Nutrition Co	8,129	777
Cheniere Energy Inc (a)	7,983	641		Mylan Inc/PA (a)	7,367	358
Chesapeake Energy Corp	2,700	73		Novo Nordisk A/S	958	44
Concho Resources Inc (a)	1,900	270		Omnicare Inc	717	46
Denbury Resources Inc	10,800	186		Perrigo Co PLC	2,800	417
Ensco PLC	9,300	469		Pharmacyclics Inc (a)	3,700	460
EQT Corp	1,161	115		Quintiles Transnational Holdings Inc (a)	400	22
Exxon Mobil Corp	240	24		Sagent Pharmaceuticals Inc (a)	14,790	411
Gulfport Energy Corp (a)	26,606	1,556		Salix Pharmaceuticals Ltd (a)	3,345	532
Helmerich & Payne Inc	5,765	606		Stada Arzneimittel AG	2,817	113
HollyFrontier Corp	6,000	300		UCB SA	1,121	109
Laredo Petroleum Inc (a)	7,300	173		Valeant Pharmaceuticals International Inc (a)	1,140	134
Newfield Exploration Co (a)	12,450	558		VCA Inc (a)	3,500	143
Noble Corp PLC	47,990	1,366		Zoetis Inc	2,675	95
Noble Energy Inc	2,870	207				$7,252
Oasis Petroleum Inc (a)	9,300	458
PBF Energy Inc	3,500	99		Pipelines - (0.37)%
				Kinder Morgan Inc/DE	5,546	223
Pioneer Natural Resources Co	5,140	1,072		ONEOK Inc	13,330	936
QEP Resources Inc	43,750	1,557
Range Resources Corp	38,421	3,019		Spectra Energy Corp	59,030	2,459

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Pipelines (continued)				Retail (continued)
Williams Cos Inc/The	56,510	$3,359		Ross Stores Inc	6,659	$502
		$6,977		Sally Beauty Holdings Inc (a)	5,400	151
				Salvatore Ferragamo SpA	10,243	302
Real Estate - (0.03)%				Signet Jewelers Ltd	7,168	845
Forest City Enterprises Inc (a)	27,000	562
				Staples Inc	22,111	258
				Starbucks Corp	6,438	501
REITS - (0.66)%				Swatch Group AG/The - BR	1,335	725
American Realty Capital Properties Inc	2,889	38		Target Corp	6,735	405
Annaly Capital Management Inc	185	2		Tiffany & Co	6,799	686
AvalonBay Communities Inc	9,075	1,399		Tractor Supply Co	3,767	252
Camden Property Trust	2,710	203		Tuesday Morning Corp (a)	12,860	226
Duke Realty Corp	55,743	1,037		Urban Outfitters Inc (a)	6,067	241
Essex Property Trust Inc	2	—		Walgreen Co	16,000	968
Extra Space Storage Inc	9,030	476		Wal-Mart Stores Inc	1,200	91
Health Care REIT Inc	24,927	1,685		Wendy's Co/The	5,097	41
Iron Mountain Inc	31,570	1,136		Williams-Sonoma Inc	8,929	587
Klepierre	6,840	326		World Duty Free SpA (a)	7,941	91
Macerich Co/The	13,176	860		Yum! Brands Inc	600	43
National Retail Properties Inc	7,198	267				$20,875
Realty Income Corp	22,866	1,023
Ryman Hospitality Properties Inc	9,444	470		Savings & Loans - (0.01)%
Sabra Health Care REIT Inc	29,110	829		First Niagara Financial Group Inc	3,600	31
SL Green Realty Corp	3,690	404		New York Community Bancorp Inc	4,400	70
Spirit Realty Capital Inc	1	—		People's United Financial Inc	3,200	48
Taubman Centers Inc	10,107	770				$149
UDR Inc	24,200	724		Semiconductors - (0.91)%
Ventas Inc	13,445	884		Advanced Micro Devices Inc (a)	18,983	79
		$12,533		Aixtron SE (a)	16,364	215
				Altera Corp	8,000	283
Retail - (1.10)%				Analog Devices Inc	23,200	1,186
Abercrombie & Fitch Co	9,800	410
American Eagle Outfitters Inc	30,400	428		Applied Materials Inc	83,370	1,926
Ascena Retail Group Inc (a)	1,400	24		ASML Holding NV	8,296	796
AutoNation Inc (a)	1,500	81		Avago Technologies Ltd	100	8
				Cree Inc (a)	17,766	809
Bed Bath & Beyond Inc (a)	2,400	154
				Cypress Semiconductor Corp (a)	44,211	488
BJ's Restaurants Inc (a)	4,770	178
				Exar Corp (a)	53,880	537
Bob Evans Farms Inc	3,250	141		First Solar Inc (a)	10,330	720
Brinker International Inc	300	15		Freescale Semiconductor Ltd (a)	7,209	152
Cabela's Inc (a)	21,397	1,306
CarMax Inc (a)	21,146	1,108		Infineon Technologies AG	4,964	58
				IPG Photonics Corp (a)	4,387	301
Cheesecake Factory Inc/The	600	27
Chipotle Mexican Grill Inc (a)	2,310	1,568		KLA-Tencor Corp	15,504	1,185
Cie Financiere Richemont SA	2,591	247		Lam Research Corp	5,976	430
Coach Inc	28,394	1,046		Linear Technology Corp	17,841	805
Copart Inc (a)	8,340	287		Micrel Inc	11,060	139
				Microchip Technology Inc	1,190	58
Costco Wholesale Corp	2,100	254		Micron Technology Inc (a)	50,624	1,650
CST Brands Inc	200	7		ON Semiconductor Corp (a)	500	5
Darden Restaurants Inc	6,399	303
Dollar Tree Inc (a)	11,511	617		Qualcomm Inc	279	21
				Silicon Laboratories Inc (a)	1,300	59
Dufry AG (a)	240	41
				SunEdison Inc (a)	152,039	3,350
Dunkin' Brands Group Inc	900	39		Teradyne Inc	15,900	327

Family Dollar Stores Inc	8,350	667		Ultratech Inc (a)	18,980	491
Foot Locker Inc	7,286	409		Veeco Instruments Inc (a)	27,420	970
GameStop Corp	3,671	155
GNC Holdings Inc	1,774	67				$17,048
HSN Inc	400	24		Software - (0.82)%
Inditex SA	9,645	279		ACI Worldwide Inc (a)	4,800	93
JC Penney Co Inc (a)	22,279	241		Adobe Systems Inc (a)	404	29
Kate Spade & Co (a)	27,670	895		Advent Software Inc	359	11
Kohl's Corp	3,800	223		Akamai Technologies Inc (a)	9,660	584
L Brands Inc	4,486	286		ANSYS Inc (a)	4,908	399
Lululemon Athletica Inc (a)	2,792	112		athenahealth Inc (a)	100	14
Lumber Liquidators Holdings Inc (a)	8,340	477		Autodesk Inc (a)	8,100	435
MarineMax Inc (a)	15,100	261		Cerner Corp (a)	47,422	2,735
McDonald's Corp	322	30		Citrix Systems Inc (a)	822	58
MSC Industrial Direct Co Inc	10,920	984		CommVault Systems Inc (a)	1,151	64
Nordstrom Inc	1,636	113		Concur Technologies Inc (a)	7,800	783
Nu Skin Enterprises Inc	4,587	205		Dun & Bradstreet Corp/The	1,000	117
Office Depot Inc (a)	12,962	67		Interactive Intelligence Group Inc (a)	29,690	1,271
Panera Bread Co (a)	1,000	150		Medidata Solutions Inc (a)	61,290	2,852
Penske Automotive Group Inc	700	34		NetSuite Inc (a)	6,707	588

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)		COMMON STOCKS (continued)		Shares		Value(000	's)

Software (continued)				Water	- (0.04)%
Nuance Communications Inc (a)	26,122	$444			Aqua America Inc		28,380		$710
Paychex Inc	19,197	800
Red Hat Inc (a)	5,050	307			TOTAL COMMON STOCKS (proceeds $283,400)				$310,127
Salesforce.com Inc (a)	27,214	1,608			PREFERRED STOCKS - (0.03)%		Shares	Value	(000	's)
SAP SE	10,907	850
ServiceNow Inc (a)	2,700	165			Automobile Manufacturers - (0.02)%
Software AG	955	25			Volkswagen AG		2,080		469
SolarWinds Inc (a)	5,800	248
Solera Holdings Inc	500	31			Oil & Gas - (0.01)%
Synchronoss Technologies Inc (a)	8,180	361			Fuchs Petrolub SE		2,825		116
Tableau Software Inc (a)	100	7
VMware Inc (a)	2,100	207			TOTAL PREFERRED STOCKS (proceeds $565)				$585
Workday Inc (a)	1,393	127
							Principal
		$15,213		BONDS	- (3.23)%		Amount (000's)		Value(000	's)

Telecommunications - (0.41)%				Banks	- (0.50)%
ADTRAN Inc	18,793	434			Bangkok Bank PCL/Hong Kong
Altice SA (a)	6,791	433			4.80%, 10/18/2020		$5,000		$5,419
AT&T Inc	23,695	828			VTB Bank OJSC Via VTB Capital SA
BCE Inc	11,239	506			6.47%, 03/04/2015		4,000		4,032
CalAmp Corp (a)	42,470	819
									$9,451
CenturyLink Inc	705	29
Ciena Corp (a)	35,127	727			Electric - (0.22)%
Cisco Systems Inc	1,768	44			Saudi Electricity Global Sukuk Co 2
Elisa OYJ	1,515	41			3.47%, 04/08/2023		4,000		4,030
InterDigital Inc/PA	11,300	501
Leap Wireless International Inc - Rights (a),(b)	7,565	19
Level 3 Communications Inc (a)	5,282	238			Holding Companies - Diversified - (0.13)%
					Sinochem Overseas Capital Co Ltd
Lumos Networks Corp	16,390	240			6.30%, 11/12/2040		2,000		2,411
Motorola Solutions Inc	500	30
NeuStar Inc (a)	3,400	100
Oplink Communications Inc	20,954	405			Iron & Steel - (0.57)%
Palo Alto Networks Inc (a)	580	49			Vale Overseas Ltd
Plantronics Inc	1,399	67			4.38%, 01/11/2022		6,000		6,263
RF Micro Devices Inc (a)	59,911	747			Vale SA
SBA Communications Corp (a)	4,061	448			3.75%, 01/10/2023	EUR	3,000		4,351
Sprint Corp (a)	2,400	14							$10,614
Tele2 AB	4,035	50			Mining - (0.11)%
Telecom Italia SpA (a)	189,824	219
Telefonica SA	5,278	84			Corp Nacional del Cobre de Chile

ViaSat Inc (a)	11,910	678			4.50%, 08/13/2023		$2,000		2,154
Vodafone Group PLC ADR	1	—
		$7,750			Oil & Gas - (1.20)%
					KazMunayGas National Co JSC
Textiles - (0.04)%					4.40%, 04/30/2023		5,000		5,018
Mohawk Industries Inc (a)	4,489	655
					Petrobras Global Finance BV
					3.00%, 01/15/2019		11,000		10,839
Toys, Games & Hobbies - (0.01)%					Petroleos de Venezuela SA
Mattel Inc	3,043	105			5.25%, 04/12/2017		2,500		1,992
					8.50%, 11/02/2017		2,500		2,240
					PTTEP Canada International Finance Ltd
Transportation - (0.18)%					6.35%, 06/12/2042		2,000		2,376
Cargotec Oyj	9,279	337							$22,465
CH Robinson Worldwide Inc	5,900	403
Expeditors International of Washington Inc	300	12			Real Estate - (0.11)%
Genesee & Wyoming Inc (a)	1,000	98			Country Garden Holdings Co Ltd
Golar LNG Ltd	6,166	388			7.50%, 01/10/2023		1,000		978
JB Hunt Transport Services Inc	3,300	249			KWG Property Holding Ltd
Kansas City Southern	5,404	624			8.63%, 02/05/2020		1,000		1,025
Kirby Corp (a)	2,203	263							$2,003
Koninklijke Vopak NV	5,889	302
Kuehne + Nagel International AG	1,546	209			Sovereign - (0.39)%
Scorpio Tankers Inc	10,440	100			Republic of Serbia
Tidewater Inc	5,499	280			7.25%, 09/28/2021		3,000		3,458
UTI Worldwide Inc (a)	13,242	122			Russian Foreign Bond - Eurobond
					4.88%, 09/16/2023		2,000		1,962
		$3,387			Ukraine Government International Bond
Trucking & Leasing - (0.01)%					9.25%, 07/24/2017		2,000		1,845
GATX Corp	3,500	232							$7,265
					TOTAL BONDS (proceeds $60,024)				$60,393

See accompanying notes.

		Schedule of Investments
		Global Multi-Strategy Fund
		August 31, 2014

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.79)%	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) - (0.75)%
4.50%, 09/01/2040	$13,000	$14,040

U.S. Treasury - (0.04)%
0.25%, 08/15/2015	675	676

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		14,716
OBLIGATIONS (proceeds $14,685)
TOTAL SHORT SALES (proceeds $358,674)		$385,821

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $19 or 0.00% of net assets.

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
August 31, 2014

COMMON STOCKS - 98.90%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.73%			Engineering & Construction - 1.09%
Lockheed Martin Corp	63,809	$11,103	Vinci SA	235,119	$15,379
Raytheon Co	104,072	10,026
United Technologies Corp	159,949	17,271	Food - 3.73%
		$38,400	Aryzta AG (a)	212,343	19,400
Agriculture - 7.85%			Kroger Co/The	481,256	24,534
Altria Group Inc	327,448	14,106	Tyson Foods Inc	225,692	8,590
Archer-Daniels-Midland Co	464,561	23,163			$52,524
British American Tobacco PLC	328,106	19,399	Gas - 1.31%
Japan Tobacco Inc	523,061	17,922	Gas Natural SDG SA	600,242	18,404
KT&G Corp	158,561	14,852
Philip Morris International Inc	245,792	21,035
		$110,477	Healthcare - Products - 1.80%
			Smith & Nephew PLC	764,103	13,227
Automobile Manufacturers - 1.82%			Stryker Corp	145,717	12,140
Daimler AG	164,138	13,465			$25,367
Toyota Motor Corp	213,383	12,176
		$25,641	Healthcare - Services - 1.75%
			HCA Holdings Inc (a)	224,114	15,648
Automobile Parts & Equipment - 4.10%			Universal Health Services Inc	79,127	9,055
Bridgestone Corp	556,800	19,124			$24,703
Johnson Controls Inc	215,603	10,524
Lear Corp	277,548	28,068	Insurance - 3.00%
		$57,716	Hannover Rueck SE	155,631	12,945
			Prudential PLC	634,133	15,286
Banks - 9.51%			Sampo Oyj	283,639	13,968
ICICI Bank Ltd ADR	206,326	11,038			$42,199
KeyCorp	1,319,682	17,961
Royal Bank of Canada	278,600	20,696	Internet - 1.51%
Sumitomo Mitsui Financial Group Inc	683,440	27,644	Google Inc - A Shares (a)	18,467	10,754
Toronto-Dominion Bank/The	424,600	22,357	Google Inc - C Shares (a)	18,467	10,556
Wells Fargo & Co	664,212	34,167			$21,310

		$133,863	Media - 2.30%
Beverages - 0.74%			Comcast Corp - Class A	384,644	21,052
Anheuser-Busch InBev NV	93,735	10,456	ITV PLC	3,231,582	11,330
					$32,382

Biotechnology - 4.50%			Miscellaneous Manufacturing - 3.15%
Amgen Inc	138,257	19,270	Danaher Corp	265,143	20,313
Gilead Sciences Inc (a)	409,514	44,056	Siemens AG	191,653	24,026
		$63,326			$44,339

Chemicals - 1.81%			Oil & Gas - 8.82%
LyondellBasell Industries NV	102,657	11,739	BP PLC	1,562,910	12,467
Sasol Ltd	236,587	13,750	Canadian Natural Resources Ltd	459,300	20,019
		$25,489	ConocoPhillips	96,432	7,832
			EOG Resources Inc	145,742	16,014
Commercial Services - 1.33%			PetroChina Co Ltd	11,096,000	15,767
Quanta Services Inc (a)	513,609	18,665
			Statoil ASA	642,850	18,083
			Suncor Energy Inc	495,300	20,331
Computers - 5.04%			Total SA	207,328	13,681
Apple Inc	286,731	29,390			$124,194
DST Systems Inc	175,230	16,263	Pharmaceuticals - 10.20%
EMC Corp/MA	340,893	10,066	Cardinal Health Inc	190,726	14,057
Hewlett-Packard Co	181,993	6,916	McKesson Corp	163,943	31,974
International Business Machines Corp	43,525	8,370	Mylan Inc/PA (a)	314,454	15,282
		$71,005	Novartis AG	117,423	10,550
Distribution & Wholesale - 0.62%			Pfizer Inc	725,041	21,309
ITOCHU Corp	689,900	8,779	Roche Holding AG	104,164	30,422
			Shire PLC	246,682	20,099
					$143,693
Diversified Financial Services - 0.62%
Shinhan Financial Group Co Ltd	168,701	8,739	Real Estate - 2.81%
			Brookfield Asset Management Inc	336,300	16,068
			Cheung Kong Holdings Ltd	851,000	15,513
Electric - 5.43%			Mitsui Fudosan Co Ltd	250,000	7,978
Enel SpA	4,586,993	24,296
Entergy Corp	184,780	14,304			$39,559
Exelon Corp	450,435	15,054	Retail - 2.04%
Huaneng Power International Inc	9,690,000	11,652	Poundland Group PLC (a)	1,210,808	6,379
Korea Electric Power Corp	242,785	10,155	Wal-Mart Stores Inc	296,136	22,358
MDU Resources Group Inc	29,910	936			$28,737
		$76,397
			Semiconductors - 0.92%
			Samsung Electronics Co Ltd	10,651	12,969

See accompanying notes.

				Schedule of Investments
				Global Opportunities Fund
				August 31, 2014

COMMON STOCKS (continued)	Shares Held		Value(000	's)

Software - 2.75%
Microsoft Corp	233,018			$10,586
Oracle Corp	675,908			28,070
				$38,656

Telecommunications - 3.45%
Orange SA	850,641			12,876
Telekom Malaysia Bhd	7,633,900			15,411
Verizon Communications Inc	408,608			20,357
				$48,644

Transportation - 1.29%
Deutsche Post AG	275,666			9,038
Seino Holdings Co Ltd	968,000			9,083
				$18,121

Water - 0.88%
Suez Environnement Co	673,014			12,413

TOTAL COMMON STOCKS				$1,392,546
INVESTMENT COMPANIES - 0.85%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.85%
Morgan Stanley Institutional Liquidity Funds -	11,935,173			11,935
Government Portfolio

TOTAL INVESTMENT COMPANIES				$11,935
Total Investments				$1,404,481
Other Assets in Excess of Liabilities, Net - 0.25%				$3,532
TOTAL NET ASSETS - 100.00%				$1,408,013

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Country				Percent
United States				50.79%
Japan				7.29%
Canada				7.06%
United Kingdom				5.55%
Switzerland				4.29%
Germany				4.23%
France				3.85%
Korea, Republic Of				3.32%
China				1.95%
Italy				1.72%
Ireland				1.43%
Spain				1.31%
Norway				1.28%
Hong Kong				1.10%
Malaysia				1.09%
Finland				0.99%
South Africa				0.98%
India				0.78%
Belgium				0.74%
Other Assets in Excess of Liabilities, Net				0.25%
TOTAL NET ASSETS				100.00%

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2014

COMMON STOCKS - 97.92%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.40%			Automobile Parts & Equipment (continued)
Dentsu Inc	11,700	$476	GKN PLC	88,468	$516
Hakuhodo DY Holdings Inc	12,600	130	JTEKT Corp	11,100	177
JCDecaux SA	3,616	128	Koito Manufacturing Co Ltd	5,200	142
Publicis Groupe SA	9,778	729	NGK Insulators Ltd	14,000	353
WPP PLC	71,592	1,502	NGK Spark Plug Co Ltd	9,600	280
		$2,965	NHK Spring Co Ltd	8,600	82
			NOK Corp	5,100	110
Aerospace & Defense - 1.04%			Nokian Renkaat OYJ	6,115	195
Airbus Group NV	31,699	1,950	Pirelli & C. SpA	12,828	196
BAE Systems PLC	170,528	1,262	Stanley Electric Co Ltd	7,700	182
Cobham PLC	61,404	303	Sumitomo Electric Industries Ltd	40,700	597
Finmeccanica SpA (a)	21,826	205	Sumitomo Rubber Industries Ltd	9,200	132
IHI Corp	75,000	354	Toyoda Gosei Co Ltd	3,500	67
Meggitt PLC	43,443	340	Toyota Industries Corp	8,800	423
Rolls-Royce Holdings PLC (a)	101,407	1,721	Valeo SA	4,071	492
Safran SA	14,619	959	Yokohama Rubber Co Ltd/The	11,000	98
Thales SA	5,019	280			$9,149
Zodiac Aerospace	10,028	327
		$7,701	Banks - 14.38%
			Aozora Bank Ltd	62,000	212
Agriculture - 1.45%			Australia & New Zealand Banking Group Ltd	147,992	4,625
British American Tobacco PLC	101,021	5,973	Banca Monte dei Paschi di Siena SpA (a)	234,545	353
Golden Agri-Resources Ltd	381,000	155	Banco Bilbao Vizcaya Argentaria SA	317,497	3,843
Imperial Tobacco Group PLC	51,616	2,253	Banco Comercial Portugues SA (a)	1,899,778	259
Japan Tobacco Inc	59,300	2,032	Banco de Sabadell SA	183,912	579
Swedish Match AB	10,894	364	Banco Espirito Santo SA (a),(b)	131,709	21
		$10,777	Banco Popolare SC (a)	19,532	306
Airlines - 0.20%			Banco Popular Espanol SA	95,978	600
ANA Holdings Inc	63,000	153	Banco Santander SA	648,158	6,458
Cathay Pacific Airways Ltd	64,000	119	Bank Hapoalim BM	55,033	312
			Bank Leumi Le-Israel BM (a)	69,005	269
Deutsche Lufthansa AG	12,433	216
easyJet PLC	8,560	190	Bank of East Asia Ltd	69,000	294
			Bank of Ireland (a)	1,483,556	590
International Consolidated Airlines Group SA	55,003	329
(a)			Bank of Kyoto Ltd/The	18,000	158
Japan Airlines Co Ltd	3,200	180	Bank of Queensland Ltd	19,551	230
Qantas Airways Ltd (a)	58,040	80	Bank of Yokohama Ltd/The	63,000	348
			Bankia SA (a)	248,453	481
Singapore Airlines Ltd	29,000	235
		$1,502	Barclays PLC	884,384	3,299
			Bendigo and Adelaide Bank Ltd	23,401	272
Apparel - 0.69%			BNP Paribas SA	57,079	3,857
Adidas AG	11,283	849	BOC Hong Kong Holdings Ltd	199,500	671
Asics Corp	8,600	176	CaixaBank SA	95,750	576
Burberry Group PLC	23,927	565	Chiba Bank Ltd/The	40,000	282
Christian Dior SA	2,940	523	Chugoku Bank Ltd/The	8,800	133
Hugo Boss AG	1,709	240	Commerzbank AG (a)	52,190	792
LVMH Moet Hennessy Louis Vuitton SA	15,076	2,617	Commonwealth Bank of Australia	87,438	6,647
Yue Yuen Industrial Holdings Ltd	40,000	124	Credit Agricole SA	53,965	801
		$5,094	Credit Suisse Group AG (a)	81,775	2,307
			Danske Bank A/S	35,357	996
Automobile Manufacturers - 3.43%			DBS Group Holdings Ltd	93,000	1,333
Bayerische Motoren Werke AG	17,856	2,084	Deutsche Bank AG	74,389	2,550
Daihatsu Motor Co Ltd	10,400	179	DNB ASA	52,705	986
Daimler AG	51,927	4,260	Erste Group Bank AG	15,066	387
Fiat SpA (a)	47,221	462
			Fukuoka Financial Group Inc	42,000	204
Fuji Heavy Industries Ltd	31,700	903	Gunma Bank Ltd/The	20,000	118
Hino Motors Ltd	13,900	197	Hachijuni Bank Ltd/The	22,000	133
Honda Motor Co Ltd	87,900	2,984	Hang Seng Bank Ltd	41,200	696
Isuzu Motors Ltd	64,000	443	Hiroshima Bank Ltd/The	27,000	130
Mazda Motor Corp	29,100	689	Hokuhoku Financial Group Inc	66,000	131
Mitsubishi Motors Corp	34,500	393	HSBC Holdings PLC	1,028,461	11,117
Nissan Motor Co Ltd	134,100	1,288	Intesa Sanpaolo SpA	627,279	1,868
Peugeot SA (a)	21,116	297
			Intesa Sanpaolo SpA - RSP	50,289	131
Renault SA	10,366	812	Iyo Bank Ltd/The	13,100	133
Suzuki Motor Corp	19,700	641	Joyo Bank Ltd/The	36,000	187
Toyota Motor Corp	148,800	8,490	KBC Groep NV (a)	13,505	770
Volkswagen AG	1,591	357	Lloyds Banking Group PLC (a)	3,079,363	3,903
Volvo AB - B Shares	82,710	989	Mediobanca SpA	32,519	285
		$25,468	Mitsubishi UFJ Financial Group Inc	687,500	3,962
Automobile Parts & Equipment - 1.23%			Mizrahi Tefahot Bank Ltd (a)	7,166	88
Aisin Seiki Co Ltd	10,300	381	Mizuho Financial Group Inc	1,243,400	2,372
Bridgestone Corp	35,100	1,206	National Australia Bank Ltd	126,947	4,178
Cie Generale des Etablissements Michelin	10,047	1,112	Natixis	50,261	354
Continental AG	5,933	1,270	Nordea Bank AB	163,811	2,139
Denso Corp	26,200	1,138	Oversea-Chinese Banking Corp Ltd	157,000	1,256

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Chemicals (continued)
Oversea-Chinese Banking Corp Ltd - Rights	16,750	$31	EMS-Chemie Holding AG	441	$192
(a),(b)			Givaudan SA (a)	498	828
Raiffeisen Bank International AG	6,320	162	Hitachi Chemical Co Ltd	5,600	104
Resona Holdings Inc	119,100	646	Incitec Pivot Ltd	88,711	257
Royal Bank of Scotland Group PLC (a)	135,384	816	Israel Chemicals Ltd	23,176	179
Seven Bank Ltd	32,100	130	Johnson Matthey PLC	11,051	580
Shinsei Bank Ltd	89,000	188	JSR Corp	9,600	167
Shizuoka Bank Ltd/The	29,000	301	K+S AG	9,290	289
Skandinaviska Enskilda Banken AB	81,921	1,071	Kaneka Corp	15,000	89
Societe Generale SA	38,831	1,970	Kansai Paint Co Ltd	12,000	191
Standard Chartered PLC	133,092	2,683	Koninklijke DSM NV	9,295	621
Sumitomo Mitsui Financial Group Inc	68,600	2,775	Kuraray Co Ltd	18,600	232
Sumitomo Mitsui Trust Holdings Inc	178,440	732	LANXESS AG	4,936	306
Suruga Bank Ltd	10,000	190	Linde AG	10,012	1,984
Svenska Handelsbanken AB	26,918	1,264	Lonza Group AG (a)	2,854	327
Swedbank AB	48,839	1,245	Mitsubishi Chemical Holdings Corp	73,100	365
UBS AG (a)	196,920	3,534	Mitsubishi Gas Chemical Co Inc	21,000	136
UniCredit SpA	238,063	1,846	Mitsui Chemicals Inc	44,000	130
Unione di Banche Italiane SCpA	46,200	361	Nippon Paint Co Ltd	9,000	223
United Overseas Bank Ltd	69,000	1,266	Nitto Denko Corp	8,400	440
Westpac Banking Corp	167,672	5,496	Novozymes A/S	12,909	600
Yamaguchi Financial Group Inc	11,000	108	OCI (a)	4,546	152
		$106,797	Shin-Etsu Chemical Co Ltd	22,100	1,373
			Solvay SA	3,198	503
Beverages - 2.32%			Sumitomo Chemical Co Ltd	80,000	287
Anheuser-Busch InBev NV	43,366	4,838	Syngenta AG	5,022	1,804
Asahi Group Holdings Ltd	20,900	660	Taiyo Nippon Sanso Corp	13,000	117
Carlsberg A/S	5,769	527	Teijin Ltd	50,000	123
Coca-Cola Amatil Ltd	30,885	260	Yara International ASA	9,763	489
Coca-Cola HBC AG (a)	10,805	254
Diageo PLC	135,463	3,997			$23,259
Heineken Holding NV	5,437	375	Commercial Services - 1.45%
Heineken NV	12,426	946	Abertis Infraestructuras SA	21,801	459
Kirin Holdings Co Ltd	44,200	593	Adecco SA (a)	9,186	697
Pernod Ricard SA	11,451	1,351	Aggreko PLC	13,810	390
Remy Cointreau SA	1,307	104	Atlantia SpA	22,267	566
SABMiller PLC	52,005	2,873	Babcock International Group PLC	27,037	504
Suntory Beverage & Food Ltd	7,500	275	Benesse Holdings Inc	3,600	128
Treasury Wine Estates Ltd	35,024	168	Brambles Ltd	84,290	749
		$17,221	Bunzl PLC	18,009	492
			Bureau Veritas SA	11,920	283
Biotechnology - 0.24%			Capita PLC	35,648	727
CSL Ltd	25,828	1,784	Dai Nippon Printing Co Ltd	30,000	315
			Edenred	10,964	325
Building Materials - 1.16%			Experian PLC	53,584	933
Asahi Glass Co Ltd	54,000	293	G4S PLC	83,678	368
Boral Ltd	42,213	217	Intertek Group PLC	8,702	405
Cie de St-Gobain	23,953	1,217	Park24 Co Ltd	5,300	92
CRH PLC	39,854	919	Randstad Holding NV	6,799	330
Daikin Industries Ltd	12,600	870	Secom Co Ltd	11,300	691
Fletcher Building Ltd	37,096	286	Securitas AB	16,887	185
Geberit AG	2,038	692	SGS SA	295	655
HeidelbergCement AG	7,601	575	Sodexo	5,085	502
Holcim Ltd (a)	12,348	983	Toppan Printing Co Ltd	30,000	220
Imerys SA	1,850	148	Transurban Group	97,159	732
James Hardie Industries PLC	24,015	288			$10,748
Lafarge SA	10,073	772
LIXIL Group Corp	14,400	319	Computers - 0.43%
Rinnai Corp	2,000	177	AtoS	4,268	326
Sika AG	116	439	Cap Gemini SA	7,781	554
			Computershare Ltd	25,497	294
Taiheiyo Cement Corp	63,000	264	Fujitsu Ltd	100,000	687
TOTO Ltd	15,000	183	Gemalto NV	4,272	418
		$8,642	Itochu Techno-Solutions Corp	1,300	58
Chemicals - 3.13%			Nomura Research Institute Ltd	6,100	193
Air Liquide SA	18,561	2,373	NTT Data Corp	6,800	244
Air Water Inc	8,000	126	Otsuka Corp	2,600	110
Akzo Nobel NV	12,933	914	TDK Corp	6,600	329
Arkema SA	3,083	232			$3,213
Asahi Kasei Corp	68,000	546
BASF SE	49,534	5,107	Consumer Products - 0.54%
			Henkel AG & Co KGaA	6,305	600
Brenntag AG	8,332	442	Husqvarna AB	21,984	167
Croda International PLC	7,323	265
Daicel Corp	15,000	166	Reckitt Benckiser Group PLC	35,077	3,061

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Consumer Products (continued)			Electric (continued)
Societe BIC SA	1,540	$209	Tokyo Electric Power Co Inc (a)	78,000	$282
		$4,037			$17,978

Cosmetics & Personal Care - 0.64%			Electrical Components & Equipment - 0.92%
Beiersdorf AG	5,436	479	Brother Industries Ltd	12,700	246
Kao Corp	27,800	1,199	Casio Computer Co Ltd	11,300	197
L'Oreal SA	13,556	2,245	Hitachi Ltd	261,000	1,978
Shiseido Co Ltd	19,400	359	Legrand SA	14,323	792
Unicharm Corp	6,700	440	Mabuchi Motor Co Ltd	1,300	111
		$4,722	Nidec Corp	11,000	703
			Osram Licht AG (a)	4,799	201
Distribution & Wholesale - 0.98%			Prysmian SpA	10,994	224
Hitachi High-Technologies Corp	3,300	92	Schneider Electric SE	28,113	2,378
ITOCHU Corp	81,200	1,033			$6,830
Jardine Cycle & Carriage Ltd	6,000	216
Li & Fung Ltd	316,000	393	Electronics - 1.16%
Marubeni Corp	89,000	643	Advantest Corp	8,600	100
Mitsubishi Corp	75,800	1,568	Hamamatsu Photonics KK	3,800	181
Mitsui & Co Ltd	92,000	1,501	Hirose Electric Co Ltd	1,600	207
Sumitomo Corp	60,700	784	Hoya Corp	23,500	761
Toyota Tsusho Corp	11,500	304	Ibiden Co Ltd	6,500	128
Wolseley PLC	14,346	772	Japan Display Inc (a)	19,500	99
		$7,306	Keyence Corp	2,440	1,045
			Koninklijke Philips NV	52,332	1,598
Diversified Financial Services - 1.46%			Kyocera Corp	17,300	810
Aberdeen Asset Management PLC	49,617	359	Murata Manufacturing Co Ltd	10,900	1,042
Acom Co Ltd (a)	21,500	75
			NEC Corp	140,000	499
AEON Financial Service Co Ltd	6,100	142	Nippon Electric Glass Co Ltd	21,000	106
ASX Ltd	10,441	366	Omron Corp	11,000	477
Credit Saison Co Ltd	8,000	159	Rexel SA	14,562	290
Daiwa Securities Group Inc	90,000	733	Toshiba Corp	217,000	958
Deutsche Boerse AG	10,409	741	Yaskawa Electric Corp	12,200	157
Hargreaves Lansdown PLC	12,790	238	Yokogawa Electric Corp	11,600	134
Hong Kong Exchanges and Clearing Ltd	59,800	1,374			$8,592
ICAP PLC	29,719	187
Investec PLC	29,547	269	Energy - Alternate Sources - 0.10%
Japan Exchange Group Inc	14,100	335	Enel Green Power SpA	94,378	261
Julius Baer Group Ltd (a)	12,070	549	Vestas Wind Systems A/S (a)	12,084	512
London Stock Exchange Group PLC	9,549	324			$773
Macquarie Group Ltd	15,587	850
Mitsubishi UFJ Lease & Finance Co Ltd	26,600	142	Engineering & Construction - 1.32%
			ABB Ltd (a)	118,593	2,697
Nomura Holdings Inc	195,800	1,257
Old Mutual PLC	264,173	873	ACS Actividades de Construccion y Servicios	9,528	401
ORIX Corp	71,300	1,078	SA
Partners Group Holding AG	936	247	Aeroports de Paris	1,601	213
Schroders PLC	6,704	272	Aker Solutions ASA	8,127	124
Singapore Exchange Ltd	43,000	251	Auckland International Airport Ltd	51,362	158
		$10,821	Bouygues SA	10,334	380
			Cheung Kong Infrastructure Holdings Ltd	33,000	238
Electric - 2.42%			Chiyoda Corp	8,000	88
AGL Energy Ltd	36,223	477	Ferrovial SA	22,153	451
AusNet Services (a)	91,320	121	Fraport AG Frankfurt Airport Services	1,991	135
Chubu Electric Power Co Inc (a)	34,700	401	Worldwide
Chugoku Electric Power Co Inc/The	16,000	211	Hochtief AG	1,121	89
CLP Holdings Ltd	102,000	864	JGC Corp	11,000	319
Contact Energy Ltd	19,774	92	Kajima Corp	46,000	235
E.ON SE	107,914	1,964	Koninklijke Boskalis Westminster NV	4,673	269
EDP - Energias de Portugal SA	124,892	605	Leighton Holdings Ltd	5,477	115
Electric Power Development Co Ltd	6,300	206	Obayashi Corp	35,000	267
Electricite de France SA	13,040	424	Sembcorp Industries Ltd	53,000	217
Enel SpA	354,988	1,880	Shimizu Corp	32,000	265
Fortum OYJ	23,955	602	Singapore Technologies Engineering Ltd	84,000	246
GDF Suez	78,075	1,925	Skanska AB	20,493	424
Hokuriku Electric Power Co	9,100	118	Sydney Airport	58,565	242
Iberdrola SA	274,829	2,019	Taisei Corp	55,000	328
Kansai Electric Power Co Inc/The	38,000	348	Vinci SA	26,074	1,706
Kyushu Electric Power Co Inc	23,000	234	WorleyParsons Ltd	11,161	172
Origin Energy Ltd	59,520	864			$9,779
Power Assets Holdings Ltd	75,000	683
Red Electrica Corp SA	5,836	491	Entertainment - 0.23%
RWE AG	26,393	1,035	Genting Singapore PLC	330,000	322
Shikoku Electric Power Co Inc	9,600	118	Oriental Land Co Ltd/Japan	2,700	526
SSE PLC	52,579	1,326	Sankyo Co Ltd	2,600	100
Terna Rete Elettrica Nazionale SpA	81,300	419	Tabcorp Holdings Ltd	41,146	138
Tohoku Electric Power Co Inc	24,400	269	Tatts Group Ltd	77,360	240

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Entertainment (continued)			Hand & Machine Tools (continued)
Toho Co Ltd/Tokyo	6,100	$141	Sandvik AB	57,502	$718
William Hill PLC	47,022	273	Schindler Holding AG - PC	2,490	360
		$1,740	Schindler Holding AG - REG	1,147	167
			SMC Corp/Japan	3,000	785
Environmental Control - 0.02%			Techtronic Industries Co	74,000	226
Kurita Water Industries Ltd	5,500	123	THK Co Ltd	6,100	145
					$2,904
Food - 5.13%
Ajinomoto Co Inc	31,000	505	Healthcare - Products - 0.79%
Aryzta AG (a)	4,704	430	Cochlear Ltd	3,077	209
Associated British FoodsPLC	19,213	914	Coloplast A/S	5,992	498
Barry Callebaut AG (a)	118	145	Elekta AB	19,878	227
Calbee Inc	4,000	138	Essilor International SA	11,001	1,167
			Getinge AB	10,794	282
Carrefour SA	33,689	1,169	Luxottica Group SpA	9,023	482
Casino Guichard Perrachon SA	3,050	364	Olympus Corp (a)	12,900	462
Colruyt SA	3,790	181	QIAGEN NV (a)	12,592	305
Danone SA	31,208	2,179	Shimadzu Corp	13,000	114
Delhaize Group SA	5,525	385
Distribuidora Internacional de Alimentacion	33,357	281	Smith & Nephew PLC	48,149	834
			Sonova Holding AG	2,898	464
SA			Sysmex Corp	7,800	302
First Pacific Co Ltd/Hong Kong	128,000	149	Terumo Corp	16,400	413
J Sainsbury PLC	66,898	323	William Demant Holding A/S (a)	1,222	94
Jeronimo Martins SGPS SA	13,575	184
Kerry Group PLC	8,533	642			$5,853
Kikkoman Corp	8,000	175	Healthcare - Services - 0.37%
Koninklijke Ahold NV	50,177	857	Fresenius Medical Care AG & Co KGaA	11,670	822
Lindt & Spruengli AG	6	376	Fresenius SE & Co KGaA	20,366	994
Lindt & Spruengli AG - PC	51	268	Miraca Holdings Inc	3,000	140
MEIJI Holdings Co Ltd	3,300	272	Ramsay Health Care Ltd	7,084	344
Metcash Ltd	47,908	126	Ryman Healthcare Ltd	20,224	136
Metro AG (a)	8,740	308	Sonic Healthcare Ltd	20,535	338
Nestle SA	173,914	13,490			$2,774
NH Foods Ltd	9,000	191
Nisshin Seifun Group Inc	10,450	121	Holding Companies - Diversified - 0.63%
Nissin Foods Holdings Co Ltd	3,200	184	Bollore SA	293	185
Olam International Ltd	27,000	57	GEA Group AG	9,862	448
Seven & I Holdings Co Ltd	40,600	1,630	Hutchison Whampoa Ltd	115,000	1,495
Tate & Lyle PLC	25,119	282	Industrivarden AB	7,922	143
Tesco PLC	437,779	1,673	Keppel Corp Ltd	78,200	682
Toyo Suisan Kaisha Ltd	5,000	157	Noble Group Ltd	233,000	253
Unilever NV - CVA	87,852	3,653	NWS Holdings Ltd	80,500	152
Unilever PLC	69,217	3,053	Swire Pacific Ltd	34,000	457
Wilmar International Ltd	104,000	263	Wendel SA	1,704	206
WM Morrison Supermarkets PLC	113,338	334	Wharf Holdings Ltd/The	82,000	641
Woolworths Ltd	67,815	2,292			$4,662
Yakult Honsha Co Ltd	4,700	258	Home Builders - 0.23%
Yamazaki Baking Co Ltd	6,000	79	Daiwa House Industry Co Ltd	32,100	609
		$38,088	Iida Group Holdings Co Ltd	8,720	125
			Persimmon PLC (a)	16,458	362
Food Service - 0.20%
Compass Group PLC	90,588	1,474	Sekisui Chemical Co Ltd	23,000	272
			Sekisui House Ltd	29,600	372
					$1,740
Forest Products & Paper - 0.22%
Oji Holdings Corp	43,000	175	Home Furnishings - 0.42%
Stora Enso OYJ	29,683	259	Electrolux AB	12,975	330
Svenska Cellulosa AB SCA	31,660	762	Matsushita Electric Industrial Co Ltd	119,100	1,456
UPM-Kymmene OYJ	28,699	432	Sharp Corp/Japan (a)	83,000	262
		$1,628	Sony Corp	56,300	1,073
					$3,121
Gas - 1.09%
Centrica PLC	271,841	1,443	Insurance - 5.42%
Enagas SA	10,944	365	Admiral Group PLC	10,437	232
Gas Natural SDG SA	18,889	579	Aegon NV	97,708	773
Hong Kong & China Gas Co Ltd	340,182	772	Ageas	11,962	402
National Grid PLC	201,412	3,010	AIA Group Ltd	649,600	3,542
Osaka Gas Co Ltd	101,000	415	Allianz SE	24,619	4,204
Snam SpA	109,424	637	AMP Ltd	159,512	877
Toho Gas Co Ltd	22,000	127	Assicurazioni Generali SpA	62,972	1,290
Tokyo Gas Co Ltd	129,000	732	Aviva PLC	158,964	1,376
		$8,080	AXA SA	97,936	2,430
			Baloise Holding AG	2,562	334
Hand & Machine Tools - 0.39%			CNP Assurances	9,257	183
Fuji Electric Co Ltd	30,000	145	Dai-ichi Life Insurance Co Ltd/The	57,500	825
Makita Corp	6,400	358	Delta Lloyd NV	10,976	264

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Leisure Products & Services (continued)
Direct Line Insurance Group PLC	80,895	$402	Tui Travel PLC	27,133	$168
Friends Life Group Ltd	76,479	390	Yamaha Corp	9,000	130
Gjensidige Forsikring ASA	10,786	224	Yamaha Motor Co Ltd	14,100	261
Hannover Rueck SE	3,252	271			$1,767
ING Groep NV (a)	207,934	2,862
Insurance Australia Group Ltd	126,284	763	Lodging - 0.64%
Legal & General Group PLC	319,155	1,282	Accor SA	9,233	449
Mapfre SA	49,824	187	City Developments Ltd	22,000	176
MS&AD Insurance Group Holdings Inc	27,300	616	Crown Resorts Ltd	19,641	290
Muenchener Rueckversicherungs AG	9,327	1,873	Galaxy Entertainment Group Ltd	126,000	949
Prudential PLC	138,288	3,333	InterContinental Hotels Group PLC	12,734	488
QBE Insurance Group Ltd	72,372	780	MGM China Holdings Ltd	51,200	169
RSA Insurance Group PLC (a)	54,610	415	Sands China Ltd	130,400	849
Sampo Oyj	24,109	1,187	Shangri-La Asia Ltd	76,166	118
SCOR SE	8,283	254	SJM Holdings Ltd	105,000	264
Sompo Japan Nipponkoa Holdings Inc	17,950	434	Whitbread PLC	9,786	714
Sony Financial Holdings Inc	9,400	151	Wynn Macau Ltd	84,000	322
Standard Life PLC	128,926	824			$4,788
Suncorp Group Ltd	69,387	936	Machinery - Construction & Mining - 0.56%
Swiss Life Holding AG (a)	1,730	436	Atlas Copco AB - A Shares	36,215	1,057
Swiss Re AG (a)	18,993	1,557	Atlas Copco AB - B Shares	21,045	562
T&D Holdings Inc	31,200	388	Hitachi Construction Machinery Co Ltd	5,800	114
Tokio Marine Holdings Inc	37,400	1,141	Komatsu Ltd	50,400	1,138
Tryg A/S	1,157	115	Mitsubishi Electric Corp	104,000	1,304
UnipolSai SpA	49,090	155			$4,175
Vienna Insurance Group AG Wiener	2,071	100
Versicherung Gruppe			Machinery - Diversified - 1.04%
Zurich Insurance Group AG (a)	8,053	2,431	Alstom SA (a)	11,654	413
		$40,239	Amada Co Ltd	19,200	181
			Andritz AG	3,926	210
Internet - 0.36%			CNH Industrial NV	51,079	444
ASOS PLC (a)	2,924	138	FANUC Corp	10,300	1,727
Dena Co Ltd	5,700	71	Hexagon AB	13,755	451
Gree Inc	5,800	45	Kawasaki Heavy Industries Ltd	77,000	287
Iliad SA	1,409	310	Kone OYJ	16,866	715
Kakaku.com Inc	7,900	124	Kubota Corp	61,000	874
M3 Inc	10,500	184	MAN SE	1,901	225
Nexon Co Ltd	7,100	62	Metso OYJ	6,081	239
Rakuten Inc	42,900	556	Mitsubishi Heavy Industries Ltd	164,000	1,011
SBI Holdings Inc/Japan	10,890	129	Nabtesco Corp	6,200	143
Seek Ltd	17,439	285	Sumitomo Heavy Industries Ltd	30,000	155
Trend Micro Inc/Japan	5,700	183	Weir Group PLC/The	11,507	505
United Internet AG	6,277	271	Zardoya Otis SA	9,383	136
Yahoo Japan Corp	76,800	310			$7,716
		$2,668
			Media - 0.85%
Investment Companies - 0.34%			Axel Springer SE	2,134	127
Delek Group Ltd	244	89	British Sky Broadcasting Group PLC	55,683	807
Eurazeo SA	2,034	155	ITV PLC	206,570	724
Exor SpA	5,312	212	Kabel Deutschland Holding AG	1,194	169
Groupe Bruxelles Lambert SA	4,351	428	Lagardere SCA	6,365	175
Investment AB Kinnevik	12,695	515	Pearson PLC	44,171	815
Investor AB	24,564	912	ProSiebenSat.1 Media AG	11,800	473
Israel Corp Ltd/The (a)	140	79	Reed Elsevier NV	37,669	860
Pargesa Holding SA	1,666	143	Reed Elsevier PLC	61,890	1,010
		$2,533	RTL Group SA	2,087	203
Iron & Steel - 0.59%			Singapore Press Holdings Ltd	86,000	286
			Sky Deutschland AG (a)	23,654	209
ArcelorMittal	53,889	783
Daido Steel Co Ltd	15,000	66	Wolters Kluwer NV	16,281	451
Fortescue Metals Group Ltd	83,964	328			$6,309
Hitachi Metals Ltd	12,000	205	Metal Fabrication & Hardware - 0.35%
JFE Holdings Inc	26,500	536	Assa Abloy AB	18,018	912
Kobe Steel Ltd	167,000	272	Maruichi Steel Tube Ltd	2,500	66
Nippon Steel & Sumitomo Metal Corp	409,775	1,160	NSK Ltd	25,000	333
ThyssenKrupp AG (a)	24,417	680	SKF AB	21,354	493
Voestalpine AG	6,045	260	Tenaris SA	25,467	563
Yamato Kogyo Co Ltd	2,100	70	Vallourec SA	5,875	263
		$4,360			$2,630

Leisure Products & Services - 0.24%			Mining - 3.18%
Carnival PLC	9,910	371	Alumina Ltd (a)	136,206	197
Flight Centre Travel Group Ltd	2,983	131	Anglo American PLC	75,319	1,912
Sega Sammy Holdings Inc	10,100	193	Antofagasta PLC	21,267	278
Shimano Inc	4,300	513	BHP Billiton Ltd	173,207	5,973

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Mining (continued)			Packaging & Containers (continued)
BHP Billiton PLC	113,905	$3,590	Toyo Seikan Group Holdings Ltd	8,800	$120
Boliden AB	14,751	234			$1,135
Fresnillo PLC	11,922	191
Glencore PLC	572,886	3,450	Pharmaceuticals - 9.07%
			Actelion Ltd (a)	5,514	677
Iluka Resources Ltd	22,581	188
Mitsubishi Materials Corp	60,000	203	Alfresa Holdings Corp	2,400	143
Newcrest Mining Ltd (a)	41,338	440	Astellas Pharma Inc	115,800	1,670
Norsk Hydro ASA	72,528	427	AstraZeneca PLC	68,084	5,195
Orica Ltd	20,004	383	Bayer AG	44,598	5,994
Randgold Resources Ltd	4,745	400	Celesio AG	2,740	93
Rio Tinto Ltd	23,501	1,379	Chugai Pharmaceutical Co Ltd	12,100	383
Rio Tinto PLC	68,622	3,669	Daiichi Sankyo Co Ltd	34,400	609
Sumitomo Metal Mining Co Ltd	28,000	425	Eisai Co Ltd	13,600	568
Umicore SA	5,824	282	GlaxoSmithKline PLC	261,917	6,401
		$23,621	Grifols SA	8,043	375
			Hisamitsu Pharmaceutical Co Inc	3,100	123
Miscellaneous Manufacturing - 1.24%			Kyowa Hakko Kirin Co Ltd	12,000	163
Alfa Laval AB	16,966	388	Medipal Holdings Corp	7,300	95
ALS Ltd	21,262	148	Merck KGaA	6,970	608
FUJIFILM Holdings Corp	25,000	755	Mitsubishi Tanabe Pharma Corp	12,100	185
IMI PLC	14,636	330	Novartis AG	124,054	11,146
Konica Minolta Inc	25,800	284	Novo Nordisk A/S	108,235	4,964
Melrose Industries PLC	57,800	262	Ono Pharmaceutical Co Ltd	4,400	393
Nikon Corp	18,400	267	Orion OYJ	5,368	211
Orkla ASA	43,961	398	Otsuka Holdings Co Ltd	21,100	768
Siemens AG	42,761	5,361	Roche Holding AG	37,889	11,066
Smiths Group PLC	21,271	465	Sanofi	63,972	7,011
Sulzer AG	1,293	172	Santen Pharmaceutical Co Ltd	4,000	231
Wartsila OYJ Abp	7,978	401	Shionogi & Co Ltd	16,100	379
		$9,231	Shire PLC	31,766	2,588
			Sumitomo Dainippon Pharma Co Ltd	8,600	117
Office & Business Equipment - 0.37%			Suzuken Co Ltd/Aichi Japan	3,800	127
Canon Inc	61,100	1,994	Taisho Pharmaceutical Holdings Co Ltd	1,700	129
Ricoh Co Ltd	38,200	414	Takeda Pharmaceutical Co Ltd	42,600	1,946
Seiko Epson Corp	7,000	356	Teva Pharmaceutical Industries Ltd	44,442	2,333
		$2,764	UCB SA	6,818	660
Oil & Gas - 6.35%					$67,351
BG Group PLC	183,917	3,666	Pipelines - 0.04%
BP PLC	994,309	7,932	APA Group	45,072	326
Caltex Australia Ltd	7,281	194
Eni SpA	137,195	3,426
Galp Energia SGPS SA	20,795	369	Private Equity - 0.05%
Idemitsu Kosan Co Ltd	4,700	103	3i Group PLC	52,416	343
Inpex Corp	47,300	678
JX Holdings Inc	121,130	623	Publicly Traded Investment Fund - 1.08%
Lundin Petroleum AB (a)	11,743	219
			iShares MSCI EAFE ETF	120,395	8,032
Neste Oil OYJ	6,914	135
OMV AG	7,942	307
Repsol SA	54,947	1,365	Real Estate - 1.68%
Royal Dutch Shell PLC - A Shares	212,057	8,582	Aeon Mall Co Ltd	6,150	134
Royal Dutch Shell PLC - B Shares	131,612	5,559	CapitaLand Ltd	138,000	367
Santos Ltd	52,701	731	Cheung Kong Holdings Ltd	75,000	1,367
Seadrill Ltd	20,245	745	Daito Trust Construction Co Ltd	3,900	483
Showa Shell Sekiyu KK	10,200	110	Deutsche Wohnen AG	15,431	349
Statoil ASA	60,188	1,693	Global Logistic Properties Ltd	167,000	381
TonenGeneral Sekiyu KK	15,000	137	Hang Lung Properties Ltd	121,000	400
Total SA	115,406	7,615	Henderson Land Development Co Ltd	56,370	374
Transocean Ltd	19,522	752	Hulic Co Ltd	12,900	147
Tullow Oil PLC	49,095	595	Hysan Development Co Ltd	34,000	167
Woodside Petroleum Ltd	39,990	1,596	IMMOFINANZ AG (a)	51,752	162
		$47,132	Keppel Land Ltd	38,000	105
			Kerry Properties Ltd	35,000	130
Oil & Gas Services - 0.24%			Lend Lease Group	29,586	396
Amec PLC	16,082	300	Mitsubishi Estate Co Ltd	67,000	1,549
Fugro NV	3,958	144	Mitsui Fudosan Co Ltd	50,000	1,595
Petrofac Ltd	13,991	262	New World Development Co Ltd	280,000	354
Saipem SpA (a)	14,280	339
			Nomura Real Estate Holdings Inc	6,700	121
Subsea 7 SA	15,178	253	NTT Urban Development Corp	6,200	71
Technip SA	5,518	511	REA Group Ltd	2,841	127
		$1,809	Seibu Holdings Inc	6,500	140
Packaging & Containers - 0.15%			Sino Land Co Ltd	163,073	288
Amcor Ltd/Australia	65,077	695	Sumitomo Realty & Development Co Ltd	19,000	737
Rexam PLC	37,966	320	Sun Hung Kai Properties Ltd	88,000	1,336
			Swire Properties Ltd	63,000	211

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Real Estate (continued)			Semiconductors - 0.70%
Swiss Prime Site AG (a)	3,100	$248	ARM Holdings PLC	75,942	$1,227
Tokyo Tatemono Co Ltd	22,000	188	ASM Pacific Technology Ltd	13,000	135
Tokyu Fudosan Holdings Corp	25,900	199	ASML Holding NV	19,278	1,851
UOL Group Ltd	25,000	127	Infineon Technologies AG	60,812	709
Wheelock & Co Ltd	49,000	257	Rohm Co Ltd	5,200	332
		$12,510	STMicroelectronics NV	34,375	289
			Tokyo Electron Ltd	9,300	652
REITS - 1.58%					$5,195
Ascendas Real Estate Investment Trust	110,000	207
British Land Co PLC/The	51,846	630	Shipbuilding - 0.03%
CapitaCommercial Trust	110,000	150	Sembcorp Marine Ltd	45,000	143
CapitaMall Trust	131,000	210	Yangzijiang Shipbuilding Holdings Ltd	103,000	96
CFS Retail Property Trust Group	113,935	229			$239
Corio NV	3,804	204
Dexus Property Group	293,009	330	Software - 0.79%
Federation Centres	76,993	191	Amadeus IT Holding SA	20,517	763
Fonciere Des Regions	1,521	154	Dassault Systemes	6,813	451
Gecina SA	1,530	216	GungHo Online Entertainment Inc	21,700	116
Goodman Group	93,175	486	Konami Corp	5,400	125
GPT Group/The	90,897	339	Oracle Corp Japan	2,100	86
Hammerson PLC	38,447	388	Sage Group PLC/The	59,133	387
ICADE	1,994	185	SAP SE	49,690	3,873
			Xero Ltd (a)	3,441	73
Intu Properties PLC	47,889	272
Japan Prime Realty Investment Corp	42	154			$5,874
Japan Real Estate Investment Corp	67	369	Storage & Warehousing - 0.01%
Japan Retail Fund Investment Corp	124	260	Mitsubishi Logistics Corp	7,000	105
Klepierre	5,379	256
Land Securities Group PLC	42,622	767
Link REIT/The	124,500	739	Telecommunications - 5.50%
			Alcatel-Lucent (a)	151,766	525
Mirvac Group	199,126	342	Altice SA (a)	4,676	298
Nippon Building Fund Inc	76	423
Nippon Prologis REIT Inc	72	175	Belgacom SA	8,203	292
Scentre Group (a)	287,136	920	Bezeq The Israeli Telecommunication Corp Ltd	99,459	188
Segro PLC	40,032	246	BT Group PLC	427,007	2,745
Stockland	125,495	499	Deutsche Telekom AG	168,037	2,518
Unibail-Rodamco SE	5,263	1,414	Elisa OYJ	7,671	209
United Urban Investment Corp	135	218	Eutelsat Communications SA	8,310	277
Westfield Corp	106,468	758	Hikari Tsushin Inc	900	56
		$11,731	HKT Trust and HKT Ltd	142,980	169
			Inmarsat PLC	22,946	267
Retail - 2.45%			KDDI Corp	31,400	1,815
ABC-Mart Inc	1,400	72	Koninklijke KPN NV (a)	172,722	577
Aeon Co Ltd	34,200	370	Millicom International Cellular SA	3,566	320
Cie Financiere Richemont SA	28,152	2,689	NICE-Systems Ltd	3,050	120
Citizen Holdings Co Ltd	14,300	102	Nippon Telegraph & Telephone Corp	20,200	1,357
Dixons Carphone PLC	52,815	303	Nokia OYJ	201,969	1,696
Don Quijote Holdings Co Ltd	3,200	170	NTT DOCOMO Inc	82,400	1,427
FamilyMart Co Ltd	3,200	134	Orange SA	99,999	1,514
Fast Retailing Co Ltd	2,900	908	PCCW Ltd	216,000	137
Harvey Norman Holdings Ltd	28,646	95	SES SA	16,386	607
Hennes & Mauritz AB	51,203	2,182	Singapore Telecommunications Ltd	430,000	1,339
Inditex SA	58,829	1,704	SoftBank Corp	51,800	3,743
Isetan Mitsukoshi Holdings Ltd	18,100	218	Spark New Zealand Ltd	98,613	242
J Front Retailing Co Ltd	13,000	165	StarHub Ltd	33,000	110
Kering	4,085	866	Swisscom AG	1,257	730
Kingfisher PLC	127,804	645	TDC A/S	43,791	375
Lawson Inc	3,500	251	Tele2 AB	17,211	214
Marks & Spencer Group PLC	88,042	629	Telecom Italia SpA (a)	542,688	626
Marui Group Co Ltd	12,900	108	Telecom Italia SpA - RSP	324,990	299
McDonald's Holdings Co Japan Ltd	3,600	89	Telefonaktiebolaget LM Ericsson	164,126	2,045
Next PLC	8,361	985	Telefonica Deutschland Holding AG	15,059	115
Nitori Holdings Co Ltd	3,700	222	Telefonica SA	220,894	3,504
Pandora A/S	6,218	466	Telekom Austria AG	5,973	56
Shimamura Co Ltd	1,200	108	Telenet Group Holding NV (a)	2,812	164
Sports Direct International PLC (a)	14,524	175	Telenor ASA	40,896	939
Swatch Group AG/The - BR	1,663	903	TeliaSonera AB	128,437	938
Swatch Group AG/The - REG	2,676	274	Telstra Corp Ltd	234,870	1,221
Takashimaya Co Ltd	14,000	120	TPG Telecom Ltd	14,984	85
Travis Perkins PLC	13,318	386	Vivendi SA (a)	65,269	1,700
USS Co Ltd	11,800	195	Vodafone Group PLC	1,426,011	4,901
Wesfarmers Ltd	61,657	2,496	Ziggo NV	8,090	385
Yamada Denki Co Ltd	46,900	151			$40,845
		$18,181

See accompanying notes.

Schedule of Investments
International Equity Index Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held Value (000's)

Textiles - 0.07%				Oil & Gas - 0.02%
Toray Industries Inc	79,000	$539		Fuchs Petrolub SE	3,828	$157

Toys, Games & Hobbies - 0.13%				TOTAL PREFERRED STOCKS		$4,176
Bandai Namco Holdings Inc	9,600	269		Total Investments		$738,981
Nintendo Co Ltd	5,700	635		Other Assets in Excess of Liabilities, Net - 0.52%		$3,843
Sanrio Co Ltd	2,600	74		TOTAL NET ASSETS - 100.00%		$742,824
		$978

Transportation - 1.79%				(a) Non-Income Producing Security
AP Moeller - Maersk A/S - A shares	207	500		(b)	Fair value of these investments is determined in good faith by the Manager
AP Moeller - Maersk A/S - B shares	385	967		under procedures established and periodically reviewed by the Board of
Asciano Ltd	52,603	309		Directors. At the end of the period, the fair value of these securities totaled
Aurizon Holdings Ltd	115,264	514		$52 or 0.01% of net assets.
Central Japan Railway Co	7,800	1,094
ComfortDelGro Corp Ltd	109,000	219
Deutsche Post AG	52,190	1,711
DSV A/S	9,546	293		Portfolio Summary (unaudited)
East Japan Railway Co	18,100	1,407		Country		Percent
Groupe Eurotunnel SA	25,212	325		Japan		19.90%
Hankyu Hanshin Holdings Inc	62,000	366		United Kingdom		17.73%
Hutchison Port Holdings Trust	305,000	220		Switzerland		9.45%
Kamigumi Co Ltd	13,000	121		France		9.34%
Keikyu Corp	25,000	220		Germany		8.53%
Keio Corp	31,000	240		Australia		8.24%
Keisei Electric Railway Co Ltd	15,000	155		Netherlands		4.50%
Kintetsu Corp	98,000	344		Spain		3.45%
Koninklijke Vopak NV	3,792	195		Sweden		2.89%
Kuehne + Nagel International AG	2,912	393		Hong Kong		2.79%
Mitsui OSK Lines Ltd	59,000	216		Italy		2.27%
MTR Corp Ltd	78,000	309		United States		2.13%
Nagoya Railroad Co Ltd	46,000	190		Denmark		1.47%
Nippon Express Co Ltd	46,000	211		Singapore		1.41%
Nippon Yusen KK	87,000	256		Belgium		1.19%
Odakyu Electric Railway Co Ltd	34,000	335		Finland		0.86%
Royal Mail PLC	35,055	260		Ireland		0.81%
TNT Express NV	23,751	178		Norway		0.72%
Tobu Railway Co Ltd	55,000	288		Israel		0.49%
Tokyu Corp	61,000	424		Luxembourg		0.38%
Toll Holdings Ltd	36,741	205		Austria		0.21%
West Japan Railway Co	8,900	421		Portugal		0.18%
Yamato Holdings Co Ltd	19,600	405		Macao		0.17%
		$13,291		New Zealand		0.13%
				Bermuda		0.10%
Water - 0.22%				Guernsey		0.05%
Severn Trent PLC	12,903	417		Jersey, Channel Islands		0.05%
Suez Environnement Co	15,134	279		Mexico		0.03%
United Utilities Group PLC	36,774	536		China		0.01%
Veolia Environnement SA	22,744	418		Other Assets in Excess of Liabilities, Net		0.52%
		$1,650		TOTAL NET ASSETS		100.00%
TOTAL COMMON STOCKS		$727,412
INVESTMENT COMPANIES - 1.00%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.00%
Morgan Stanley Institutional Liquidity Funds -	7,393,457	7,393
Government Portfolio

TOTAL INVESTMENT COMPANIES		$7,393
PREFERRED STOCKS - 0.56%	Shares Held	Value(000	's)

Automobile Manufacturers - 0.40%
Bayerische Motoren Werke AG	2,926	280
Porsche Automobil Holding SE	8,258	754
Volkswagen AG	8,767	1,976
		$3,010

Consumer Products - 0.14%
Henkel AG & Co KGaA	9,608	1,009

See accompanying notes.

		Schedule of Investments
International Equity Index Fund
August 31, 2014

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2014	Long	80	$7,781	$7,683	$(98)
Total					$(98)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
August 31, 2014

COMMON STOCKS - 0.02%	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund - 0.02%				Diversified Financial Services (continued)
BlackRock Credit Allocation Income Trust	49,292	$669		Citigroup Capital XIII	272,299	$7,417
				General Electric Capital Corp 4.70%	90,400	2,115
TOTAL COMMON STOCKS		$669		General Electric Capital Corp 4.88%	566,743	13,698
INVESTMENT COMPANIES - 0.59%	Shares Held	Value(000	's)	General Electric Capital Corp 4.88% (b)	272,022	6,667
				Merrill Lynch Capital Trust I	331,100	8,466
Publicly Traded Investment Fund - 0.59%				Merrill Lynch Capital Trust II (b)	135,104	3,453
Cash Account Trust - Government & Agency	24,715,526	24,715		Merrill Lynch Preferred Capital Trust III	4,800	124
Portfolio - DWS Government Cash				Merrill Lynch Preferred Capital Trust V (b)	101,682	2,644
Goldman Sachs Financial Square Funds -	3,076,559	3,077		Morgan Stanley Capital Trust III (b)	350,590	8,828
Government Fund (a)				Morgan Stanley Capital Trust IV (b)	513,971	13,070
		$27,792		Morgan Stanley Capital Trust V (b)	422,449	10,650
TOTAL INVESTMENT COMPANIES		$27,792		Morgan Stanley Capital Trust VI (b)	330,421	8,380
CONVERTIBLE PREFERRED STOCKS -				Morgan Stanley Capital Trust VII	204,827	5,217
0.97%	Shares Held	Value(000	's)	Morgan Stanley Capital Trust VIII (b)	97,505	2,467

Banks - 0.97%				PreferredPlus TR-CCR1 5.75%; Series GSG2	17,801	442
Wells Fargo & Co	37,599	45,683				$96,403
				Electric - 3.03%
TOTAL CONVERTIBLE PREFERRED STOCKS		$45,683		Alabama Power Co	89,000	2,386
PREFERRED STOCKS - 42.90%	Shares Held	Value(000	's)	Dominion Resources Inc/VA	1,144,377	29,525
				DTE Energy Co 5.25% (b)	326,300	7,916
Banks - 13.23%				Duke Energy Corp (b)	425,148	10,233
AgriBank FCB	61,700	6,558		Entergy Arkansas Inc 4.90%	269,966	6,252
Bank of America Corp 6.38%; Series III	26,378	663		Entergy Arkansas Inc 5.75% (b)	34,863	894
Bank of America Corp 6.63%; Series I	201,813	5,281		Entergy Louisiana LLC 4.70%	476,100	10,684
Bank of New York Mellon Corp/The	159,200	3,808		Entergy Louisiana LLC 5.25% (b)	247,100	6,101
Barclays Bank PLC 7.10%	1,020,235	26,189		Entergy Louisiana LLC 5.88%	5,915	151
Barclays Bank PLC 7.75%	607,340	15,681		Entergy Louisiana LLC 6.00% (b)	3,369	86
Barclays Bank PLC 8.13%	288,639	7,482		Entergy Mississippi Inc	18,689	478
Capital One Financial Corp (b)	573,401	13,859
				Entergy New Orleans Inc	9,500	232
Citigroup Inc 5.80%; Series C	48,953	1,174		Entergy Texas Inc	15,618	392
Citigroup Inc 6.88%; Series K	440,000	11,871		Georgia Power Co 6.50%	92,300	9,964
City National Corp/CA	219,000	4,982		Gulf Power Co 6.00%	60,914	6,088
COBANK ACB 11.00%; Series D	115,000	5,915		Gulf Power Co 6.45%	4,600	463
Countrywide Capital V	218,131	5,619		Interstate Power & Light Co	482,400	12,113
Countrywide Financial Corp (b)	682,448	17,491
				NextEra Energy Capital Holdings Inc 5.00%	510,093	11,079
Cullen/Frost Bankers Inc	299,700	7,316		(b)
Deutsche Bank Capital Funding Trust IX	20,894	532		NextEra Energy Capital Holdings Inc - Series	328,949	8,053
Deutsche Bank Capital Funding Trust VIII (b)	397,803	10,108
Deutsche Bank Contingent Capital Trust II (b)	2,235,612	58,238		G
Deutsche Bank Contingent Capital Trust III (b)	528,498	14,587		NextEra Energy Capital Holdings Inc - Series	177,585	4,306
FirstMerit Corp (b)	331,400	8,000		H
				NextEra Energy Capital Holdings Inc - Series I	675,456	14,894
Goldman Sachs Group Inc/The	749,144	18,339		(b)
HSBC Holdings PLC 6.20%	1,050,031	26,629		SCANA Corp (b)	20,135	519
HSBC Holdings PLC 8.00%	568,600	15,256				$142,809
HSBC USA Inc 2.86%	825,638	41,117
HSBC USA Inc 4.50%	1,147,982	29,193		Hand & Machine Tools - 0.58%
HSBC USA Inc 6.50%	2,085,705	53,206		Stanley Black & Decker Inc	1,087,950	27,221
JP Morgan Chase & Co	235,016	5,438
JP Morgan Chase Capital XXIX	213,800	5,546
Lloyds Banking Group PLC	130,471	3,489		Insurance - 10.47%
M&T Bank Corp - Series A	5,400	5,471		Aegon NV 4.00%	66,900	1,630
M&T Bank Corp - Series C	7,100	7,036		Aegon NV 6.38%	975,042	25,078
Morgan Stanley	25,410	521		Aegon NV 6.50%	247,358	6,285
PNC Financial Services Group Inc/The (b)	1,723,683	47,746		Aegon NV 8.00%	63,317	1,831
				Aflac Inc	1,128,600	27,764
Royal Bank of Scotland Group PLC 5.75%;	596,514	14,185		Allstate Corp/The 6.25% (b)	181,500	4,681
Series L
Royal Bank of Scotland Group PLC 6.35%;	7,755	193		Allstate Corp/The 5.10%	540,300	13,832
Series N				Allstate Corp/The 6.63%	380,000	9,956
Royal Bank of Scotland Group PLC 6.75%;	207,600	5,269		American Financial Group Inc/OH 5.75%	441,328	10,971
Series Q				Arch Capital Group Ltd	703,190	18,909
Santander Finance Preferred SAU	38,446	986		Aspen Insurance Holdings Ltd 5.95%	936,500	24,171
State Street Corp 5.25%; Series C	1,446,400	33,990		Aspen Insurance Holdings Ltd 7.25%	143,802	3,835
State Street Corp 5.90%; Series D	241,300	6,298		Axis Capital Holdings Ltd 5.50%	172,104	3,915
TCF Financial Corp (b)	229,023	6,048		Axis Capital Holdings Ltd 6.88%	2,072,850	55,801
US Bancorp/MN - Series A	6,703	5,639		Delphi Financial Group Inc 7.38%	527,604	13,190
US Bancorp/MN - Series G	2,083,302	57,062		Hartford Financial Services Group Inc/The	1,014,436	30,595
Wells Fargo & Co 6.63%	189,833	5,342		ING Groep NV 6.13%	75,855	1,931
Wells Fargo & Co 5.85%	128,627	3,353		ING Groep NV 6.20%	30,250	770
				ING Groep NV 6.38%	849,100	21,533
		$622,706		ING Groep NV 7.05%	1,019,994	26,142
Diversified Financial Services - 2.05%				ING Groep NV 7.20%	166,345	4,283
Affiliated Managers Group Inc 5.25%	77,887	2,010		ING Groep NV 7.38%	862,200	22,374
Affiliated Managers Group Inc 6.38% (b)	17,188	437		PartnerRe Ltd 5.88%	15,416	376
Charles Schwab Corp/The (b)	12,535	318		PartnerRe Ltd 6.50%	150,472	3,812

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
August 31, 2014

PREFERRED STOCKS (continued)	Shares Held Value (000's)			PREFERRED STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)				Telecommunications (continued)
PartnerRe Ltd 7.25%	13,798	$371		Qwest Corp 7.00% (b)	520,255	$13,594
PLC Capital Trust V	250,879	6,360		Qwest Corp 7.00% (b)	253,178	6,610
Protective Life Corp 6.00% (b)	20,311	508		Qwest Corp 7.38%	372,908	9,696
Protective Life Corp 6.25% (b)	336,151	8,666		Qwest Corp 7.50%	949,111	25,284
Prudential PLC 6.50%	92,849	2,398		Telephone & Data Systems Inc 6.63% (b)	292,894	7,393
Prudential PLC 6.75%	174,600	4,512		Telephone & Data Systems Inc 7.00%	1,208,015	30,514
Reinsurance Group of America Inc	577,300	15,466		United States Cellular Corp	118,184	3,000
RenaissanceRe Holdings Ltd - Series C	111,315	2,812		Verizon Communications Inc	895,714	23,513
RenaissanceRe Holdings Ltd - Series E	719,805	16,599				$200,684
Torchmark Corp	472,900	11,856		TOTAL PREFERRED STOCKS		$2,020,052
WR Berkley Corp	1,338,656	31,713			Principal
XLIT Ltd	68,819	58,238	BONDS	- 54.73%	Amount (000's) Value (000's)
		$493,164
			Banks	- 24.93%
Media - 0.26%				Abbey National Capital Trust I
Comcast Corp	490,893	12,326		8.96%, 12/31/2049	$14,438	$18,553
				ABN AMRO Bank NV
				6.25%, 09/13/2022 (e)	10,000	10,912
REITS - 7.34%
Boston Properties Inc (b)	9,289	219		BAC Capital Trust XIII
				4.00%, 12/29/2049 (e)	34,064	27,762
Digital Realty Trust Inc - Series E	544,619	13,931
Digital Realty Trust Inc - Series G	88,022	2,036		Banco do Brasil SA/Cayman
				6.25%, 12/29/2049 (c),(e)	21,700	17,414
Digital Realty Trust Inc - Series H	123,068	3,200		9.00%, 06/29/2049 (c)	5,518	5,546
Duke Realty Corp 6.50%	279,617	7,004
Duke Realty Corp 6.60%	81,400	2,040		Bank of America Corp
				8.13%, 12/29/2049 (e)	21,770	24,165
Health Care REIT Inc (b)	617,185	15,967
Hospitality Properties Trust 7.13%; Series D	408,113	10,717		Barclays PLC
				6.63%, 06/29/2049 (e)	54,178	53,230
Kimco Realty Corp 5.50% (b)	706,043	16,521
				8.25%, 12/29/2049 (e)	26,600	28,174
Kimco Realty Corp 5.63% (b)	450,895	10,776
Kimco Realty Corp 6.00% (b)	668,300	16,848		BNP Paribas SA
				7.20%, 06/29/2049 (c)	3,800	4,436
Kimco Realty Corp 6.90%	338,815	8,931
National Retail Properties Inc	455,621	12,010		BPCE SA
				5.70%, 10/22/2023 (c)	6,000	6,644
Prologis Inc - Series Q	127,700	8,412
PS Business Parks Inc	380,000	9,021		6.75%, 01/29/2049	11,500	11,615
PS Business Parks Inc - Series R	130,211	3,412		CBA Capital Trust II
				6.02%, 03/29/2049 (c)	3,400	3,553
PS Business Parks Inc - Series S	51,615	1,327
PS Business Parks Inc - Series T	83,128	2,064		Citigroup Inc
PS Business Parks Inc - Series U	527,524	12,629		5.90%, 12/29/2049	200	201
Public Storage Inc 5.20%; Series W	150,404	3,486		5.95%, 12/29/2049	5,000	5,044
Public Storage Inc 5.20%; Series X	85,700	1,980		8.40%, 04/29/2049	5,000	5,727
Public Storage Inc 5.38%; Series V	179,101	4,239		Cooperatieve Centrale Raiffeisen-
Public Storage Inc 5.63%; Series U	6,000	147		Boerenleenbank BA/Netherlands
				11.00%, 12/29/2049 (c),(e)	61,657	81,695
Public Storage Inc 5.75%; Series T	442,900	10,988
Public Storage Inc 5.90%; Series S	56,048	1,399		Corestates Capital III
				0.80%, 02/15/2027 (c),(e)	10,200	8,976
Public Storage Inc 6.35%; Series R	746,444	19,355
Public Storage Inc 6.38%; Series Y	131,181	3,423		Countrywide Capital III
Public Storage Inc 6.50%; Series Q	7,688	206		8.05%, 06/15/2027	6,312	7,878
Public Storage Inc 6.00%; Series Z (b)	576,914	14,556		Credit Agricole SA
				7.88%, 01/29/2049 (c)	8,000	8,630
Realty Income Corp - Series D	239,131	6,323		8.38%, 12/31/2049 (c),(e)	13,350	15,503
Realty Income Corp - Series F	853,083	22,419
Regency Centers Corp 6.00%	441,029	10,717		Credit Suisse AG
				6.50%, 08/08/2023 (c)	51,136	56,248
Regency Centers Corp 6.63% (b)	230,854	6,166
Senior Housing Properties Trust (b)	115,931	2,760		Credit Suisse Group AG
				6.25%, 12/29/2049 (c),(e)	17,800	17,711
Ventas Realty LP / Ventas Capital Corp	294,237	7,071		7.50%, 12/11/2049 (c),(e)	19,150	20,778
Vornado Realty Trust - Series I	103,392	2,627
Vornado Realty Trust - Series J	174,963	4,682		Credit Suisse Group Guernsey I Ltd
				7.88%, 02/24/2041 (e)	3,900	4,173
Vornado Realty Trust - Series K (b)	915,603	22,753
Vornado Realty Trust - Series L (b)	420,525	10,046		Fifth Third Bancorp
				5.10%, 12/29/2049 (e)	5,100	4,858
Weingarten Realty Investors 6.50%	201,742	5,145
Weingarten Realty Investors 8.10%	1,400,453	27,953		First Chicago NBD Institutional Capital I
				0.79%, 02/01/2027 (e)	2,300	2,027
		$345,506		First Empire Capital Trust I
Savings & Loans - 0.48%				8.23%, 02/01/2027	13,750	13,923
Astoria Financial Corp (b)	108,000	2,645		First Empire Capital Trust II
First Niagara Financial Group Inc (b)	704,500	20,008		8.28%, 06/01/2027	4,500	4,558
		$22,653		First Hawaiian Capital I
				8.34%, 07/01/2027	8,410	8,523
Sovereign - 1.20%				First Union Capital II
Farm Credit Bank of Texas 10.00%	23,800	29,393		7.95%, 11/15/2029	3,700	4,776
Farm Credit Bank of Texas 6.75% (c)	258,000	27,187
				Goldman Sachs Group Inc/The
		$56,580		5.70%, 12/29/2049 (e)	41,795	43,146
Telecommunications - 4.26%				HSBC Capital Funding LP/Jersey
Centaur Funding Corp 9.08% (c),(d)	47,903	59,999		10.18%, 12/29/2049 (c),(e)	29,900	44,850
Qwest Corp 6.13%	885,400	21,081		HSBC USA Capital Trust I
				7.81%, 12/15/2026 (c)	300	304
See accompanying notes.				146

Schedule of Investments
Preferred Securities Fund
August 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Electric (continued)
HSBC USA Capital Trust II			NextEra Energy Capital Holdings Inc
8.38%, 05/15/2027 (c)	$630	$638	6.35%, 10/01/2066 (e)	$2,000	$2,000
HSBC USA Capital Trust III			6.65%, 06/15/2067 (e)	3,000	3,067
7.75%, 11/15/2026	7,200	7,284	7.30%, 09/01/2067 (e)	14,455	15,973
JP Morgan Chase & Co			PPL Capital Funding Inc
6.13%, 12/29/2049 (e)	22,000	22,495	6.70%, 03/30/2067 (e)	4,875	4,972
6.75%, 01/29/2049 (e)	118,707	127,462	RWE AG
JP Morgan Chase Capital XXI			7.00%, 10/12/2072 (e)	36,800	40,233
1.19%, 02/02/2037 (e)	8,131	7,033			$134,997
KeyCorp Capital III
7.75%, 07/15/2029	3,500	4,335	Hand & Machine Tools - 0.28%
Lloyds Banking Group PLC			Stanley Black & Decker Inc
6.41%, 01/29/2049(c)	34,174	37,079	5.75%, 12/15/2053	12,250	13,279
6.66%, 01/29/2049 (c)	32,281	35,348
7.50%, 04/30/2049 (e)	24,198	25,378	Insurance - 20.02%
M&T Bank Corp			ACE Capital Trust II
6.45%, 12/29/2049 (e)	1,615	1,736	9.70%, 04/01/2030	5,490	8,070
6.88%, 12/29/2049	41,800	42,676	Aegon NV
Morgan Stanley			2.72%, 07/29/2049 (e)	2,648	2,374
5.45%, 07/29/2049 (e)	11,100	11,294	AIG Life Holdings Inc
PNC Financial Services Group Inc/The			7.57%, 12/01/2045 (c)	25,815	34,524
6.75%, 07/29/2049 (e)	44,035	49,429	8.50%, 07/01/2030	30,200	39,939
RBS Capital Trust IV			Allstate Corp/The
1.03%, 09/29/2049 (e)	11,167	11,083	5.75%, 08/15/2053 (e)	7,600	8,132
Royal Bank of Scotland Group PLC			6.50%, 05/15/2067	12,505	13,709
7.65%, 08/29/2049 (e)	15,480	18,266	American International Group Inc
Societe Generale SA			8.18%, 05/15/2068	1,500	2,066
0.98%, 12/29/2049 (c),(e)	5,750	5,175	Aon Corp
7.88%, 12/29/2049 (c),(e)	6,500	6,778	8.21%, 01/01/2027	4,500	5,769
7.88%, 12/29/2049 (e)	15,000	15,640	AXA SA
8.25%, 09/29/2049 (e)	50,250	53,788	6.38%, 12/29/2049 (c),(e)	21,968	23,835
8.75%, 10/29/2049	26,112	27,039	8.60%, 12/15/2030	13,565	18,338
Standard Chartered PLC			Catlin Insurance Co Ltd
0.50%, 07/29/2049 (e)	2,000	1,300	7.25%, 07/29/2049 (c)	46,096	47,594
7.01%, 07/29/2049 (c)	19,350	21,914	Dai-ichi Life Insurance Co Ltd/The
State Street Capital Trust IV			7.25%, 12/29/2049 (c),(f)	13,250	15,834
1.23%, 06/01/2077 (e)	600	518	Everest Reinsurance Holdings Inc
Wachovia Capital Trust III			6.60%, 05/01/2067 (e)	34,120	35,869
5.57%, 03/29/2049 (e)	4,167	4,084	Great-West Life & Annuity Insurance Capital
Wells Fargo & Co			LP
7.98%, 12/31/2049 (e)	57,100	64,523	6.63%, 11/15/2034 (c)	7,000	8,133
		$1,173,828	Great-West Life & Annuity Insurance Capital
			LP II
Chemicals - 0.54%			7.15%, 05/16/2046 (c),(e)	8,750	9,056
Sinochem Global Capital Co Ltd
5.00%, 12/29/2049 (c),(e)	24,450	25,306	Liberty Mutual Group Inc
			7.00%, 03/07/2067 (c),(e)	16,938	17,997
			7.80%, 03/07/2087 (c)	45,963	54,236
Diversified Financial Services - 4.92%			Lincoln National Corp
American Express Co			6.05%, 04/20/2067 (e)	27,905	28,638
6.80%, 09/01/2066 (e)	9,094	9,867	MetLife Capital Trust IV
Charles Schwab Corp/The			7.88%, 12/15/2067 (c)	19,020	24,298
7.00%, 02/28/2049(e)	26,600	31,288	MetLife Capital Trust X
Citigroup Capital III			9.25%, 04/08/2068 (c)	27,375	39,762
7.63%, 12/01/2036	2,700	3,387	MetLife Inc
GE Capital Trust I			10.75%, 08/01/2069	2,000	3,240
6.38%, 11/15/2067	18,008	19,983	Mitsui Sumitomo Insurance Co Ltd
General Electric Capital Corp			7.00%, 03/15/2072 (c)	125	147
6.25%, 12/31/2049 (e)	59,725	66,668	MMI Capital Trust I
6.38%, 11/15/2067 (e)	10,615	11,771	7.63%, 12/15/2027	1,073	1,433
7.13%, 12/29/2049 (e)	56,500	66,600	Nationwide Financial Services Inc
Glen Meadow Pass-Through Trust			6.75%, 05/15/2067	68,095	71,500
6.51%, 02/12/2067 (c),(e)	785	781	Provident Financing Trust I
ZFS Finance USA Trust V			7.41%, 03/15/2038	15,250	17,935
6.50%, 05/09/2067(c)	19,683	21,159	Prudential Financial Inc
		$231,504	5.63%, 06/15/2043 (e)	76,965	82,545
			5.88%, 09/15/2042 (e)	11,675	12,514
Electric - 2.87%			Prudential PLC
Electricite de France SA			6.50%, 06/29/2049	42,448	43,085
5.25%, 01/29/2049 (c),(e)	59,880	61,826
5.63%, 12/29/2049 (c),(e)	6,000	6,330	7.75%, 01/29/2049	4,800	5,177
			QBE Capital Funding III Ltd
Integrys Energy Group Inc			7.25%, 05/24/2041 (c),(e)	80,745	87,810
6.11%, 12/01/2066 (e)	582	596

See accompanying notes.

		Schedule of Investments
		Preferred Securities Fund
		August 31, 2014

Principal
BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)
Sirius International Group Ltd
7.51%, 05/29/2049 (c),(e)	$1,175	$1,240
Sompo Japan Insurance Inc
5.33%, 03/28/2073 (c),(e)	60,300	64,823
Sumitomo Life Insurance Co
6.50%, 09/20/2073 (c),(e)	15,500	17,941
Swiss Re Capital I LP
6.85%, 05/29/2049 (c),(e)	35,620	37,490
Voya Financial Inc
5.65%, 05/15/2053 (e)	36,851	37,496
ZFS Finance USA Trust II
6.45%, 12/15/2065 (c),(e)	18,850	20,217
		$942,766

Pipelines - 0.39%
DCP Midstream LLC
5.85%, 05/21/2043 (c),(e)	15,865	15,389
5.85%, 05/21/2043 (e)	3,000	2,910
		$18,299

Telecommunications - 0.13%
Koninklijke KPN NV
7.00%, 03/28/2073 (c),(e)	5,800	6,141

Transportation - 0.65%
BNSF Funding Trust I
6.61%, 12/15/2055 (e)	27,260	30,570

TOTAL BONDS		$2,576,690
Total Investments		$4,670,886
Other Assets in Excess of Liabilities, Net - 0.79%		$37,402
TOTAL NET ASSETS - 100.00%		$4,708,288

(a)	Security was purchased with the cash proceeds from securities loans.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,128,275 or 23.96% of net assets.
(d)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(e)	Variable Rate. Rate shown is in effect at August 31, 2014.
(f)	Security is Illiquid

Portfolio Summary (unaudited)

Sector	Percent
Financial	84.41%
Utilities	5.90%
Communications	4.65%
Industrial	1.51%
Government	1.20%
Exchange Traded Funds	0.61%
Basic Materials	0.54%
Energy	0.39%
Other Assets in Excess of Liabilities, Net	0.79%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
August 31, 2014

	August 31,	August 31,					August 31,	August 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Centaur Funding Corp 9.08%	56,403	$61,820	7,000	$8,811	15,500	$18,716	47,903	$55,409

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Centaur Funding Corp 9.08%		$3,873			$3,494			$—
		$3,873			$3,494			$—
Amounts in thousands except shares

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund August 31, 2014

COMMON STOCKS - 91.88%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Automobile Manufacturers - 1.36%			Healthcare - Products - 2.63%
New Flyer Industries Inc	1,429,049	$18,006	STERIS Corp	246,736	$13,889
			Teleflex Inc	190,983	20,909
					$34,798
Automobile Parts & Equipment - 1.19%
Autoliv Inc	151,363	15,695	Housewares - 1.27%
			Newell Rubbermaid Inc	500,117	16,764

Banks - 6.99%
City Holding Co	150,872	6,445	Insurance - 5.83%
Community Trust Bancorp Inc	271,973	9,660	AmTrust Financial Services Inc (a)	261,930	11,533
First Financial Bancorp	423,888	7,041	Arthur J Gallagher & Co	292,288	13,805
FirstMerit Corp	998,809	17,214	HCC Insurance Holdings Inc	276,901	13,884
PacWest Bancorp	476,154	19,970	PartnerRe Ltd	185,526	20,721
Umpqua Holdings Corp	1,030,836	18,009	Validus Holdings Ltd	440,330	17,221
Washington Trust Bancorp Inc	399,682	14,061			$77,164

		$92,400	Investment Companies - 4.37%
Chemicals - 6.04%			Ares Capital Corp	1,479,233	25,369
Albemarle Corp	215,183	13,681	Hercules Technology Growth Capital Inc	1,374,336	21,014
Cabot Corp	346,143	18,962	Triangle Capital Corp	413,522	11,363
Huntsman Corp	662,867	17,824			$57,746
Rockwood Holdings Inc	184,103	14,909
RPM International Inc	307,771	14,505	Machinery - Diversified - 3.60%
		$79,881	AGCO Corp	396,439	19,362
			Applied Industrial Technologies Inc	231,315	11,268
Coal - 1.08%			IDEX Corp	220,876	16,994
Alliance Resource Partners LP	287,359	14,299			$47,624

			Media - 1.50%
Commercial Services - 1.11%			Sinclair Broadcast Group Inc	682,796	19,835
Landauer Inc	136,160	4,959
McGrath RentCorp	261,965	9,693
		$14,652	Miscellaneous Manufacturing - 1.14%
			Crane Co	216,843	15,090
Computers - 2.68%
j2 Global Inc	462,157	24,702	Oil & Gas - 7.34%
MTS Systems Corp	151,838	10,793	BreitBurn Energy Partners LP	630,603	14,428
		$35,495	Calumet Specialty Products Partners LP	667,047	20,258
Consumer Products - 1.87%			HollyFrontier Corp	257,650	12,890
Kimberly-Clark de Mexico SAB de CV ADR	452,182	6,032	Pengrowth Energy Corp	3,167,719	20,190
Tupperware Brands Corp	254,566	18,650	Suburban Propane Partners LP	324,553	14,433
		$24,682	Vermilion Energy Inc	226,807	14,754
			Zargon Oil & Gas Ltd	25,832	190
Diversified Financial Services - 1.41%					$97,143
Fly Leasing Ltd ADR	255,985	3,712
FNF Group	526,926	14,917	Packaging & Containers - 0.92%
		$18,629	Packaging Corp of America	180,071	12,243

Electric - 4.35%
Allete Inc	299,405	14,572	Pipelines - 2.25%
Alliant Energy Corp	273,071	15,972	Atlas Pipeline Partners LP	804,503	29,710
Great Plains Energy Inc	159,037	4,082
ITC Holdings Corp	277,342	10,359	REITS - 15.69%
PNM Resources Inc	478,833	12,550	Agree Realty Corp	406,522	12,005
		$57,535	Alexandria Real Estate Equities Inc	243,220	19,229
Electrical Components & Equipment - 1.52%			BioMed Realty Trust Inc	970,814	21,795
Hubbell Inc	113,641	13,739	Capstead Mortgage Corp	1,561,795	20,647
Littelfuse Inc	69,751	6,411	Colony Financial Inc	632,500	14,181
		$20,150	CYS Investments Inc	2,262,700	21,337
			Digital Realty Trust Inc (a),(b)	306,054	19,970
Electronics - 1.26%			EastGroup Properties Inc	80,901	5,246
Garmin Ltd	306,997	16,679	EPR Properties	278,291	15,837
			Hatteras Financial Corp	767,494	15,273
Food - 0.77%			Medical Properties Trust Inc	1,291,097	18,191
B&G Foods Inc	335,451	10,131	Omega Healthcare Investors Inc	630,603	23,755
					$207,466

Gas - 1.77%			Semiconductors - 3.46%
			Cypress Semiconductor Corp (c)	622,786	6,882
ONE Gas Inc	366,924	13,734
Vectren Corp	235,112	9,694	Maxim Integrated Products Inc	507,233	15,668
		$23,428	Microchip Technology Inc	375,561	18,339
			MKS Instruments Inc	143,060	4,855
Hand & Machine Tools - 2.89%					$45,744
Lincoln Electric Holdings Inc	239,618	17,037
Snap-on Inc	170,105	21,254	Software - 1.19%
		$38,291	Computer Programs & Systems Inc	256,145	15,737

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications - 1.39%
Consolidated Communications Holdings Inc (a)	193,345	$4,714
Harris Corp	191,457	13,668
		$18,382
Toys, Games & Hobbies - 1.97%
Hasbro Inc	493,947	26,009

Trucking & Leasing - 1.04%
TAL International Group Inc	310,853	13,740

TOTAL COMMON STOCKS		$1,215,148
INVESTMENT COMPANIES - 8.13%	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 8.13%
Goldman Sachs Financial Square Funds -	24,079,770	24,080
Government Fund (d)
JP Morgan US Government Money Market	83,497,003	83,497
Fund
		$107,577
TOTAL INVESTMENT COMPANIES		$107,577
Total Investments		$1,322,725
Liabilities in Excess of Other Assets, Net - (0.01)%			$(96)
TOTAL NET ASSETS - 100.00%		$1,322,629

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Security is Illiquid
(c)	Non-Income Producing Security
(d)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)

Sector	Percent
Financial	34.29%
Industrial	12.37%
Energy	10.67%
Exchange Traded Funds	8.13%
Technology	7.33%
Consumer, Non-cyclical	6.38%
Utilities	6.12%
Basic Materials	6.04%
Consumer, Cyclical	5.79%
Communications	2.89%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Glossary to the Schedules of Investments
August 31, 2014

Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD/$	United States Dollar

See accompanying notes.

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			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period )	(Loss)(a	Investments	Operations	Income	Gains	Distributions	of Period
BLUE CHIP FUND
Institutional shares
2014		$12.44	$0.12	$2.62	$2.74	($0.04)	$–	($0.04)	$15.14
2013		10.64	0.18	1.69	1.87	(0.06)	(0.01)	(0.07)	12.44
2012	(c)	10.00	0.02	0.62	0.64	–	–	–	10.64

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

22.07%		$421,601	0.72%		0.72	%(b)	0.85%		34.4%

17.74		179,732	0.75		0.95	(b)	1.46		1.3

6.40	(d)	5,321	0.75	(e)	4.83 (b)	,(e)	0.87	(e)	7.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Period from June 14, 2012, date operations commenced, through August 31, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BOND MARKET INDEX FUND
Class J shares
2014		$10.63	$0.14	$0.36	$0.50	($0.19)	$–	($0.19)	$10.94
2013		11.17	0.11	(0.47)	(0.36)	(0.17)	(0.01)	(0.18)	10.63
2012		10.86	0.16	0.36	0.52	(0.21)	–	(0.21)	11.17
2011		10.65	0.21	0.16	0.37	(0.14)	(0.02)	(0.16)	10.86
2010	(d)	10.17	0.08	0.40	0.48	–	–	–	10.65
Institutional shares
2014		10.71	0.20	0.35	0.55	(0.25)	–	(0.25)	11.01
2013		11.27	0.17	(0.48)	(0.31)	(0.24)	(0.01)	(0.25)	10.71
2012		10.95	0.23	0.36	0.59	(0.27)	–	(0.27)	11.27
2011		10.71	0.28	0.17	0.45	(0.19)	(0.02)	(0.21)	10.95
2010	(h)	10.00	0.18	0.53	0.71	–	–	–	10.71
R-1 shares
2014		10.60	0.11	0.35	0.46	(0.13)	–	(0.13)	10.93
2013		11.15	0.07	(0.47)	(0.40)	(0.14)	(0.01)	(0.15)	10.60
2012		10.85	0.13	0.36	0.49	(0.19)	–	(0.19)	11.15
2011		10.65	0.18	0.17	0.35	(0.13)	(0.02)	(0.15)	10.85
2010	(h)	10.00	0.12	0.53	0.65	–	–	–	10.65
R-2 shares
2014		10.61	0.12	0.36	0.48	(0.17)	–	(0.17)	10.92
2013		11.16	0.09	(0.47)	(0.38)	(0.16)	(0.01)	(0.17)	10.61
2012		10.86	0.15	0.35	0.50	(0.20)	–	(0.20)	11.16
2011		10.66	0.20	0.17	0.37	(0.15)	(0.02)	(0.17)	10.86
2010	(h)	10.00	0.13	0.53	0.66	–	–	–	10.66
R-3 shares
2014		10.61	0.14	0.36	0.50	(0.19)	–	(0.19)	10.92
2013		11.19	0.11	(0.49)	(0.38)	(0.19)	(0.01)	(0.20)	10.61
2012		10.89	0.16	0.36	0.52	(0.22)	–	(0.22)	11.19
2011		10.67	0.22	0.17	0.39	(0.15)	(0.02)	(0.17)	10.89
2010	(h)	10.00	0.14	0.53	0.67	–	–	–	10.67
R-4 shares
2014		10.65	0.16	0.35	0.51	(0.21)	–	(0.21)	10.95
2013		11.21	0.13	(0.48)	(0.35)	(0.20)	(0.01)	(0.21)	10.65
2012		10.90	0.19	0.36	0.55	(0.24)	–	(0.24)	11.21
2011		10.68	0.24	0.17	0.41	(0.17)	(0.02)	(0.19)	10.90
2010	(h)	10.00	0.15	0.53	0.68	–	–	–	10.68
R-5 shares
2014		10.66	0.17	0.36	0.53	(0.22)	–	(0.22)	10.97
2013		11.23	0.14	(0.48)	(0.34)	(0.22)	(0.01)	(0.23)	10.66
2012		10.92	0.20	0.36	0.56	(0.25)	–	(0.25)	11.23
2011		10.69	0.25	0.17	0.42	(0.17)	(0.02)	(0.19)	10.92
2010	(h)	10.00	0.16	0.53	0.69	–	–	–	10.69

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

4.76	%(b)	$25,535	0.79%		0.87	%(c)	1.34%		162.0%
(3.34	) (b)	25,256	0.77		0.97	(c)	1.04		131.7
4.84	(b)	31,642	0.89		1.07	(c)	1.47		144.0
3.56	(b)	30,271	0.87		1.01	(c)	2.00		84.6
4.72 (b)	,(e)	29,318	1.29	(f)	1.37 (c)	,(f)	1.57	(f)	216.8	(f)

5.25		922,012	0.26		0.26	(g)	1.88		162.0
(2.88)		1,462,194	0.26		0.26	(g)	1.54		131.7
5.50		1,553,862	0.26		0.26	(g)	2.06		144.0
4.30		965,143	0.27		0.27	(g)	2.60		84.6
7.10	(e)	530,223	0.26	(f)	0.26 (f)	,(g)	2.54	(f)	216.8	(f)

4.38		1,290	1.14		1.14	(g)	1.00		162.0
(3.68)		1,513	1.14		1.14	(g)	0.68		131.7
4.57		2,253	1.14		1.14	(g)	1.20		144.0
3.31		1,538	1.14		1.14	(g)	1.73		84.6
6.50	(e)	2,133	1.15	(f)	1.16 (f)	,(g)	1.70	(f)	216.8	(f)

4.55		4,006	1.01		1.01	(g)	1.13		162.0
(3.54)		3,985	1.01		1.01	(g)	0.81		131.7
4.67		4,794	1.01		1.01	(g)	1.33		144.0
3.50		3,469	1.01		1.01	(g)	1.86		84.6
6.60	(e)	3,814	1.02	(f)	1.02 (f)	,(g)	1.83	(f)	216.8	(f)

4.81		13,786	0.83		0.83	(g)	1.31		162.0
(3.48)		11,485	0.83		0.83	(g)	0.98		131.7
4.87		10,082	0.83		0.83	(g)	1.50		144.0
3.74		5,716	0.83		0.83	(g)	2.04		84.6
6.70	(e)	5,206	0.84	(f)	0.84 (f)	,(g)	2.01	(f)	216.8	(f)

4.87		7,649	0.64		0.64	(g)	1.50		162.0
(3.23)		7,137	0.64		0.64	(g)	1.17		131.7
5.16		6,175	0.64		0.64	(g)	1.74		144.0
3.90		5,894	0.64		0.64	(g)	2.23		84.6
6.80	(e)	2,675	0.65	(f)	0.65 (f)	,(g)	2.20	(f)	216.8	(f)

5.05		56,079	0.52		0.52	(g)	1.62		162.0
(3.16)		25,057	0.52		0.52	(g)	1.29		131.7
5.25		21,032	0.52		0.52	(g)	1.80		144.0
4.05		11,004	0.52		0.52	(g)	2.35		84.6
6.90	(e)	9,296	0.53	(f)	0.52 (f)	,(g)	2.34	(f)	216.8	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
DIVERSIFIED REAL ASSET FUND
Institutional shares
2014		$11.81	$0.22	$1.45	$1.67	($0.16)	($0.11)	($0.27)	$13.21
2013		11.99	0.20	0.07	0.27	(0.15)	(0.30)	(0.45)	11.81
2012		11.87	0.14	0.30	0.44	(0.04)	(0.28)	(0.32)	11.99
2011		10.14	0.15	1.64	1.79	(0.04)	(0.02)	(0.06)	11.87
2010	(c)	10.00	0.05	0.11	0.16	(0.02)	–	(0.02)	10.14
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2014		10.54	–	0.71	0.71	(0.03)	(0.08)	(0.11)	11.14
2013		10.35	0.04	0.29	0.33	–	(0.14)	(0.14)	10.54
2012	(g)	10.00	(0.03)	0.38	0.35	–	–	–	10.35
GLOBAL OPPORTUNITIES FUND
Institutional shares
2014		10.91	0.14	2.30	2.44	(0.07)	–	(0.07)	13.28
2013	(h)	10.00	0.10	0.81	0.91	–	–	–	10.91

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

Ratio of Expenses to
Average Net Assets
(Excluding
					Dividends and				Ratio of Net
			Ratio of Expenses		Interest Expense on		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Shorts and Short		Sale Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Fees)		Net Assets		Assets		Turnover Rate

14.35%		$2,485,224	0.86%		N/A		–%		1.74%		67.3%
2.31		1,438,209	0.87		N/A		0.87	(b)	1.65		78.7
3.93		974,865	0.87		N/A		0.87	(b)	1.23		107.3
17.74		553,852	0.87		N/A		0.87	(b)	1.31		59.7
1.57	(d)	173,814	0.90	(e)	N/A		0.90 (b)	,(e)	1.16	(e)	38.1	(e)

6.84		1,524,051	2.17		1.63	% (f)	2.17	(b)	0.00		166.4
3.23		932,801	2.26		1.65	(f)	2.28	(b)	0.34		135.6
3.50	(d)	475,314	2.35	(e)	1.65 (e)	,(f)	2.38 (b)	,(e)	(0.31	) (e)	196.0	(e)

22.41		1,403,422	0.84		N/A		0.84	(b)	1.14		128.4
9.10	(d)	1,104,538	0.90	(e)	N/A		0.90 (b)	,(e)	1.34	(e)	190.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(g)	Period from October 24, 2011, date operations commenced, through August 31, 2012.
(h)	Period from December 28, 2012, date operations commenced, through August 31, 2013.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2014		$10.91	$0.31	$1.34	$1.65	($0.32)	($1.54)	($1.86)	$10.70
2013		9.51	0.28	1.43	1.71	(0.31)	–	(0.31)	10.91
2012		9.80	0.31	(0.36)	(0.05)	(0.23)	(0.01)	(0.24)	9.51
2011		9.10	0.28	0.60	0.88	(0.17)	(0.01)	(0.18)	9.80
2010	(c)	10.00	0.17	(1.07)	(0.90)	–	–	–	9.10
R-1 shares
2014		10.69	0.21	1.30	1.51	(0.26)	(1.54)	(1.80)	10.40
2013		9.34	0.22	1.37	1.59	(0.24)	–	(0.24)	10.69
2012		9.66	0.26	(0.39)	(0.13)	(0.18)	(0.01)	(0.19)	9.34
2011		9.05	0.19	0.60	0.79	(0.17)	(0.01)	(0.18)	9.66
2010	(c)	10.00	0.12	(1.07)	(0.95)	–	–	–	9.05
R-2 shares
2014		10.89	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.63
2013		9.52	0.23	1.40	1.63	(0.26)	–	(0.26)	10.89
2012		9.70	0.28	(0.39)	(0.11)	(0.06)	(0.01)	(0.07)	9.52
2011		9.05	0.20	0.60	0.80	(0.14)	(0.01)	(0.15)	9.70
2010	(c)	10.00	0.09	(1.04)	(0.95)	–	–	–	9.05
R-3 shares
2014		10.77	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.51
2013		9.41	0.25	1.38	1.63	(0.27)	–	(0.27)	10.77
2012		9.71	0.28	(0.37)	(0.09)	(0.20)	(0.01)	(0.21)	9.41
2011		9.07	0.28	0.54	0.82	(0.17)	(0.01)	(0.18)	9.71
2010	(c)	10.00	0.10	(1.03)	(0.93)	–	–	–	9.07
R-4 shares
2014		10.85	0.27	1.33	1.60	(0.29)	(1.54)	(1.83)	10.62
2013		9.46	0.27	1.38	1.65	(0.26)	–	(0.26)	10.85
2012		9.76	0.27	(0.35)	(0.08)	(0.21)	(0.01)	(0.22)	9.46
2011		9.08	0.27	0.57	0.84	(0.15)	(0.01)	(0.16)	9.76
2010	(c)	10.00	0.17	(1.09)	(0.92)	–	–	–	9.08
R-5 shares
2014		10.86	0.28	1.34	1.62	(0.30)	(1.54)	(1.84)	10.64
2013		9.48	0.28	1.39	1.67	(0.29)	–	(0.29)	10.86
2012		9.77	0.31	(0.37)	(0.06)	(0.22)	(0.01)	(0.23)	9.48
2011		9.08	0.27	0.59	0.86	(0.16)	(0.01)	(0.17)	9.77
2010	(c)	10.00	0.09	(1.01)	(0.92)	–	–	–	9.08

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

15.97%		$677,283	0.33%		0.33	%(b)	2.87%		45.8%
18.16		424,630	0.34		0.34	(b)	2.67		46.2
(0.27)		786,891	0.32		0.32	(b)	3.37		53.5
9.59		534,403	0.37		0.38	(b)	2.69		31.4
(9.00	) (d)	343,101	0.35	(e)	0.38 (b)	,(e)	2.74	(e)	48.3	(e)

14.89		334	1.20		1.20	(b)	1.97		45.8
17.19		123	1.24		1.24	(b)	2.08		46.2
(1.20)		70	1.19		1.19	(b)	2.86		53.5
8.64		22	1.26		1.26	(b)	1.85		31.4
(9.50	) (d)	9	1.23	(e)	3.25 (b)	,(e)	1.92	(e)	48.3	(e)

15.05		1,203	1.07		1.07	(b)	2.27		45.8
17.30		490	1.11		1.11	(b)	2.19		46.2
(1.11)		209	1.06		1.06	(b)	2.97		53.5
8.79		61	1.13		1.13	(b)	1.87		31.4
(9.50	) (d)	47	1.10	(e)	1.90 (b)	,(e)	1.43	(e)	48.3	(e)

15.28		12,323	0.89		0.89	(b)	2.34		45.8
17.51		8,197	0.93		0.93	(b)	2.37		46.2
(0.81)		3,045	0.88		0.88	(b)	3.05		53.5
8.90		1,068	0.95		0.95	(b)	2.68		31.4
(9.30	) (d)	55	0.92	(e)	1.76 (b)	,(e)	1.54	(e)	48.3	(e)

15.57		13,822	0.70		0.70	(b)	2.52		45.8
17.68		7,801	0.74		0.74	(b)	2.53		46.2
(0.60)		4,414	0.69		0.69	(b)	2.97		53.5
9.15		4,078	0.76		0.76	(b)	2.53		31.4
(9.20	) (d)	1,089	0.73	(e)	0.77 (b)	,(e)	2.78	(e)	48.3	(e)

15.71		37,859	0.58		0.58	(b)	2.62		45.8
17.84		24,896	0.62		0.62	(b)	2.65		46.2
(0.48)		13,305	0.57		0.57	(b)	3.34		53.5
9.33		4,069	0.64		0.64	(b)	2.53		31.4
(9.20	) (d)	1,652	0.61	(e)	0.66 (b)	,(e)	1.48	(e)	48.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Period from December 30, 2009, date operations commenced, through August 31, 2010.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain(Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PREFERRED SECURITIES FUND
Class J shares
2014		$9.97	$0.51	$0.65	$1.16	($0.52)	($0.27)	($0.79)	$10.34
2013		10.17	0.51	(0.12)	0.39	(0.53)	(0.06)	(0.59)	9.97
2012		9.65	0.55	0.55	1.10	(0.55)	(0.03)	(0.58)	10.17
2011		9.70	0.55	0.01	0.56	(0.55)	(0.06)	(0.61)	9.65
2010	(d)	8.74	0.47	0.97	1.44	(0.48)	–	(0.48)	9.70
2009	(g)	6.59	0.55	2.15	2.70	(0.55)	–	(0.55)	8.74
Institutional shares
2014		10.12	0.56	0.66	1.22	(0.56)	(0.27)	(0.83)	10.51
2013		10.31	0.57	(0.12)	0.45	(0.58)	(0.06)	(0.64)	10.12
2012		9.78	0.61	0.55	1.16	(0.60)	(0.03)	(0.63)	10.31
2011		9.82	0.62	0.01	0.63	(0.61)	(0.06)	(0.67)	9.78
2010		8.84	0.53	0.99	1.52	(0.54)	–	(0.54)	9.82
2009	(g)	6.66	0.61	2.17	2.78	(0.60)	–	(0.60)	8.84
R-1 shares
2014		10.08	0.47	0.66	1.13	(0.48)	(0.27)	(0.75)	10.46
2013		10.28	0.48	(0.13)	0.35	(0.49)	(0.06)	(0.55)	10.08
2012		9.75	0.53	0.55	1.08	(0.52)	(0.03)	(0.55)	10.28
2011		9.79	0.53	0.02	0.55	(0.53)	(0.06)	(0.59)	9.75
2010	(d)	8.82	0.46	0.98	1.44	(0.47)	–	(0.47)	9.79
2009	(g)	6.65	0.54	2.17	2.71	(0.54)	–	(0.54)	8.82
R-2 shares
2014		10.04	0.48	0.66	1.14	(0.49)	(0.27)	(0.76)	10.42
2013		10.24	0.49	(0.12)	0.37	(0.51)	(0.06)	(0.57)	10.04
2012		9.71	0.54	0.55	1.09	(0.53)	(0.03)	(0.56)	10.24
2011		9.75	0.54	0.02	0.56	(0.54)	(0.06)	(0.60)	9.71
2010	(d)	8.79	0.47	0.97	1.44	(0.48)	–	(0.48)	9.75
2009	(g)	6.62	0.55	2.17	2.72	(0.55)	–	(0.55)	8.79
R-3 shares
2014		10.07	0.51	0.65	1.16	(0.51)	(0.27)	(0.78)	10.45
2013		10.26	0.51	(0.11)	0.40	(0.53)	(0.06)	(0.59)	10.07
2012		9.73	0.56	0.55	1.11	(0.55)	(0.03)	(0.58)	10.26
2011		9.78	0.56	0.01	0.57	(0.56)	(0.06)	(0.62)	9.73
2010	(d)	8.81	0.49	0.98	1.47	(0.50)	–	(0.50)	9.78
2009	(g)	6.63	0.57	2.17	2.74	(0.56)	–	(0.56)	8.81
R-4 shares
2014		10.06	0.53	0.65	1.18	(0.53)	(0.27)	(0.80)	10.44
2013		10.25	0.53	(0.11)	0.42	(0.55)	(0.06)	(0.61)	10.06
2012		9.72	0.58	0.55	1.13	(0.57)	(0.03)	(0.60)	10.25
2011		9.77	0.59	–	0.59	(0.58)	(0.06)	(0.64)	9.72
2010	(d)	8.80	0.50	0.98	1.48	(0.51)	–	(0.51)	9.77
2009	(g)	6.63	0.58	2.17	2.75	(0.58)	–	(0.58)	8.80
R-5 shares
2014		10.09	0.53	0.66	1.19	(0.54)	(0.27)	(0.81)	10.47
2013		10.28	0.55	(0.12)	0.43	(0.56)	(0.06)	(0.62)	10.09
2012		9.75	0.59	0.55	1.14	(0.58)	(0.03)	(0.61)	10.28
2011		9.79	0.60	0.01	0.61	(0.59)	(0.06)	(0.65)	9.75
2010	(d)	8.81	0.49	1.01	1.50	(0.52)	–	(0.52)	9.79
2009	(g)	6.64	0.59	2.17	2.76	(0.59)	–	(0.59)	8.81

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

12.24	%(b)	$39,563	1.20%		1.28	%(c)	5.02%		20.1%
3.74	(b)	33,590	1.27		1.47	(c)	4.91		31.5
11.96	(b)	30,976	1.28		1.46	(c)	5.74		22.9
5.80	(b)	28,544	1.33		1.46	(c)	5.57		16.8
16.97 (b)	,(e)	27,450	1.45	(f)	1.51 (c)	,(f)	6.19	(f)	23.4	(f)
43.45	(b)	22,511	1.50		1.55	(c)	7.73		26.2

12.76		2,033,946	0.75		–		5.48		20.1
4.32		1,884,821	0.75		0.75	(h)	5.42		31.5
12.49		1,754,687	0.75		0.75	(h)	6.25		22.9
6.43		1,519,392	0.76		0.76	(h)	6.16		16.8
17.67	(e)	1,292,939	0.75	(f)	–		6.89	(f)	23.4	(f)
44.52		1,279,494	0.74		–		8.52		26.2

11.78		1,751	1.59		–		4.66		20.1
3.38		1,761	1.58		–		4.58		31.5
11.60		1,686	1.59		–		5.44		22.9
5.56		1,328	1.60		–		5.28		16.8
16.77	(e)	1,458	1.60	(f)	–		6.01	(f)	23.4	(f)
43.25		1,272	1.61		–		7.44		26.2

11.98		845	1.46		–		4.75		20.1
3.51		1,009	1.45		–		4.70		31.5
11.80		1,065	1.46		–		5.55		22.9
5.72		731	1.47		–		5.39		16.8
16.86	(e)	919	1.47	(f)	–		6.14	(f)	23.4	(f)
43.60		1,054	1.48		–		7.70		26.2

12.13		4,074	1.28		–		4.98		20.1
3.81		4,107	1.27		–		4.91		31.5
11.96		4,161	1.28		–		5.73		22.9
5.80		3,704	1.29		–		5.59		16.8
17.09	(e)	1,962	1.29	(f)	–		6.37	(f)	23.4	(f)
43.92		1,657	1.30		–		8.16		26.2

12.35		1,221	1.09		–		5.22		20.1
4.01		1,436	1.08		–		5.11		31.5
12.17		709	1.09		–		5.98		22.9
5.99		923	1.10		–		5.85		16.8
17.29	(e)	2,130	1.10	(f)	–		6.55	(f)	23.4	(f)
44.04		2,218	1.11		–		8.18		26.2

12.45		3,350	0.97		–		5.24		20.1
4.12		4,963	0.96		–		5.27		31.5
12.28		2,402	0.97		–		6.00		22.9
6.23		1,528	0.98		–		5.93		16.8
17.46	(e)	656	0.98	(f)	–		6.31	(f)	23.4	(f)
44.16		1,098	0.99		–		7.93		26.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Ten months ended August 31, 2010. Effective in 2010, the fund’s fiscal year end was changed from October 31 to August 31.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	For the period November 1 to October 31 in the year indicated.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2014		$12.29	$0.43	$2.25	$2.68	($0.31)	($0.26)	($0.57)	$14.40
2013		10.49	0.41	1.78	2.19	(0.36)	(0.03)	(0.39)	12.29
2012		9.30	0.40	1.21	1.61	(0.42)	–	(0.42)	10.49
2011	(b)	10.00	0.09	(0.79)	(0.70)	–	–	–	9.30

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

22.19%		$554,543	0.80%		3.14%		18.2%
21.32		353,059	0.82		3.54		18.5
17.87		280,303	0.84		4.06		19.1
(7.00	) (c)	212,818	0.86	(d)	3.79	(d)	43.5	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from June 6, 2011, date operations commenced, through August 31, 2011.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund, (8 of the portfolios constituting the Principal Funds, Inc. (collectively the “Funds”)) as of August 31, 2014, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting the portfolios within Principal Funds, Inc. at August 31, 2014, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
October 16, 2014

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
August 31, 2014 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual				Hypothetical
Expenses Paid
		Beginning	Ending	During Period		Beginning	Ending	Expenses Paid
		Account	Account Value	March 1,		Account	Account	During Period	Annualized
		Value	August 31,	2014 to August		Value	Value August	March 1, 2014 to	Expense
		March 1, 2014	2014	31, 2014	#	March 1, 2014	31, 2014	August 31, 2014#	Ratio
	Blue Chip Fund
	Institutional	$1,000.00	$1,066.95	$3.75		$1,000.00	$1,021.58	$3.67	0.72%

	Bond Market Index Fund
	Class J	1,000.00	1,023.39	3.62		1,000.00	1,021.63	3.62	0.71
	Institutional	1,000.00	1,025.14	1.33		1,000.00	1,023.89	1.33	0.26
R	-1	1,000.00	1,020.54	5.81		1,000.00	1,019.46	5.80	1.14
R	-2	1,000.00	1,021.52	5.15		1,000.00	1,020.11	5.14	1.01
R	-3	1,000.00	1,022.47	4.23		1,000.00	1,021.02	4.23	0.83
R	-4	1,000.00	1,023.36	3.26		1,000.00	1,021.98	3.26	0.64
R	-5	1,000.00	1,023.32	2.65		1,000.00	1,022.58	2.65	0.52

	Diversified Real Asset Fund
	Institutional	1,000.00	1,066.18	4.53		1,000.00	1,020.82	4.43	0.87

	Global Multi-Strategy Fund
	Institutional	1,000.00	1,020.15	11.10		1,000.00	1,014.22	11.07	2.18

	Global Multi-Strategy Fund (Excluding Dividends and
	Interest Expense on Shorts and Short Sale Fees)
	Institutional	1,000.00	1,020.10	8.30		1,000.00	1,016.88	8.32	1.63

	Global Opportunities Fund
	Institutional	1,000.00	1,054.81	4.35		1,000.00	1,020.97	4.28	0.84

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
August 31, 2014 (unaudited)

			Actual				Hypothetical
Expenses Paid
		Beginning	Ending	During Period		Beginning	Ending	Expenses Paid
		Account	Account Value	March 1,		Account	Account	During Period	Annualized
		Value	August 31,	2014 to August		Value	Value August	March 1, 2014 to	Expense
		March 1, 2014	2014	31, 2014	#	March 1, 2014	31, 2014	August 31, 2014#	Ratio
	International Equity Index Fund
	Institutional	$1,000.00	$1,011.34	$1.57		$1,000.00	$1,023.64	$1.58	0.31%
R	-1	1,000.00	1,006.78	5.97		1,000.00	1,019.26	6.01	1.18
R	-2	1,000.00	1,006.63	5.31		1,000.00	1,019.91	5.35	1.05
R	-3	1,000.00	1,007.67	4.40		1,000.00	1,020.82	4.43	0.87
R	-4	1,000.00	1,009.51	3.44		1,000.00	1,021.78	3.47	0.68
R	-5	1,000.00	1,010.45	2.84		1,000.00	1,022.38	2.85	0.56

	Preferred Securities Fund
	Class J	1,000.00	1,063.23	5.93		1,000.00	1,019.46	5.80	1.14
	Institutional	1,000.00	1,065.26	3.85		1,000.00	1,021.48	3.77	0.74
R	-1	1,000.00	1,060.08	8.20		1,000.00	1,017.24	8.03	1.58
R	-2	1,000.00	1,062.11	7.54		1,000.00	1,017.90	7.38	1.45
R	-3	1,000.00	1,062.89	6.60		1,000.00	1,018.80	6.46	1.27
R	-4	1,000.00	1,063.80	5.62		1,000.00	1,019.76	5.50	1.08
R	-5	1,000.00	1,064.35	5.00		1,000.00	1,020.37	4.89	0.96

	Small-MidCap Dividend Income
	Fund
	Institutional	1,000.00	1,065.43	4.16		1,000.00	1,021.17	4.08	0.80

# Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, the Manager since 2011
El Dorado Hills, CA 95762	Senior Vice President, the Manager (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958
Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 30, 2013, and the Statement of Additional Information dated December 30, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Sub-advisory Agreement with Graham Capital Management, L.P. (“Graham”) related to the Global Multi-Strategy Fund; (2) an amended Sub-advisory Agreement with Principal Global Investors, LLC and an Amended and Restated Management Agreement with Principal Management Corporation (the “Manager”) related to the International Small Company Fund; and (3) an amended Sub-advisory Agreement with Spectrum Asset Management, Inc. (“Spectrum”) and an Amended and Restated Management Agreement with the Manager related to the Capital Securities Fund.

Graham Sub-Advisory Agreement

On March 11, 2014, the Board met to consider the approval of a sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Graham with respect to the global macro strategy sleeve of the Global Multi-Strategy Fund (the “Fund”).

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of Graham, investment approach of Graham, the experience and skills of Graham’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors and that the Manager recommended Graham based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by Graham under the Sub-advisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical one-year, three-year, five-year and since-inception (January 2007) performance returns and rankings as of December 31, 2013 of Graham in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index, supplemental index and to a relevant strategy universe. The Board also reviewed Graham’s relevant historical performance for the past five calendar year periods. The Board concluded, based on the information provided, that the historical investment performance record of Graham was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed sub-advisory fee, noting that the Manager will compensate Graham from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints and concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board found Graham’s proposed fee to be competitive for this strategy. In addition, in evaluating the sub-advisory fee and the factor of profitability, the Board considered that the sub-advisory fee rate was negotiated at arm’s-length between the Manager and Graham. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by Graham when evaluating the sub-advisory fees. The Board concluded that taking into account these potential benefits, the proposed sub-advisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory Agreement are fair and reasonable and that approval of the Sub-advisory Agreement is in the best interests of the Fund.

International Small Company Fund Sub-Advisory Agreement and Management Agreement

On March 11, 2014, the Board of Directors met to consider, on behalf of the newly established International Small Company Fund series of PFI (the “Fund”), the approval of: (1) the management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the sub-advisory agreement (“Sub-advisory Agreement”) between the Manager and PGI. (The Management Agreement and the Sub-advisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI Funds and has demonstrated a commitment to support the PFI Funds. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2013 annual renewal of the Management Agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI Funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing sub-advisers for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of PGI, investment approach of PGI, the experience and skills of PGI’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that PGI currently provides sub-advisory services for other PFI Funds and series of Principal Variable Contracts Funds, Inc., and that the Board had reviewed and had approved for renewal those sub-advisory agreements at its September 2013 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing Sub-advisers and that the Manager recommended PGI based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by PGI to the Fund under the Sub-advisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and ten-year performance returns and rankings as of December 31, 2013 of PGI in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded, based on the information provided, that the historical investment performance record of PGI was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to PGI. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the sub-advisory fees proposed to be paid to PGI, the Board noted that the Manager compensates PGI from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under the Sub-advisory Agreement. The Board concluded that, although the proposed sub-advisory fee schedule does not include breakpoints, PGI’s fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and PGI. The Board noted that PGI may use soft dollars and that PGI’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and sub-advisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Capital Securities Fund Sub-Advisory Agreement and Management Agreement

On March 12, 2013, the Board, on behalf of the newly established PFI Capital Securities Fund (the “Fund”), met to consider the approval of: (1) the management agreement (the “Management Agreement”) between PFI, on behalf of the Fund, and the Manager; and (2) the amended and restated sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Spectrum for the Fund. (The Management Agreement and the Sub-advisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion for the Fund, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with the PFI Funds and has demonstrated a commitment to support the PFI Funds. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2012 annual renewal of the Management Agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI Funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing sub-advisers for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of Spectrum, investment approach of Spectrum, the experience and skills of Spectrum’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that Spectrum currently provides sub-advisory services for other PFI Funds, and that the Board had reviewed and had approved for renewal the sub-advisory agreement at its September 2012 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisers and that the Manager recommended Spectrum based upon that program.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. However, the Board reviewed the historical one-year, three-year and five-year performance as of December 31, 2012 of an existing PFI Fund managed by Spectrum with a similar investment strategy as will be used for the Fund, as compared to the relevant Morningstar peer group. The Board concluded, based on this information, that the historical investment performance record of Spectrum was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered that no fees are payable under the Management Agreement or the Sub-advisory Agreement. The Board considered, however, that Spectrum will receive a fee paid by sponsors of “wrap” programs based on the assets in separately managed accounts managed by Spectrum, which accounts may hold shares of the Fund, as well as the fees “imputed” to the Manager and Spectrum for purposes of arriving at an estimate of profitability arising from the Manager’s and Spectrum’s relationships with the Fund. The Board determined that such profitability did not appear to be excessive. Because the Fund does not pay any fees directly, the Board did not consider the extent to which economies of scale would be realized due to the potential growth of assets in the Fund or whether fee levels reflect economies of scale. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Spectrum. The Board considered that the Manager and Spectrum may benefit from their relationships with the sponsors of wrap programs for which the Fund is an investment option. The Board concluded that taking into account these potential benefits, the proposed management and sub-advisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

FEDERAL INCOME TAX INFORMATION
PRINCIPAL FUNDS, INC.
August 31, 2014 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended August 31, 2014. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2014, that qualifies for the dividend received deduction is as follows:

Deductible
Percentage
Diversified Real Asset Fund	13%
Global Multi-Strategy Fund	86%
Preferred Securities Fund	19%
Blue Chip Fund	38%
Small-MidCap Dividend Income Fund	56%
Global Opportunities Fund	71%
International Equity Index Fund	82%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax

Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended August 31, 2014, taxed at a maximum rate of 15% is as follows:

Percentage
Diversified Real Asset Fund	30%
Global Multi-Strategy Fund	100%
Preferred Securities Fund	26%
Blue Chip Fund	50%
Small-MidCap Dividend Income Fund	65%
Global Opportunities Fund	71%
International Equity Index Fund	82%

Foreign Taxes Paid. The following Fund elects under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders.

The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended August 31, 2014, are as follows:

Foreign Taxes
Per Share
International Equity Index Fund	$0.0233
Global Multi-Strategy Fund	$0.0027

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns.

For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the Fund’s transfer agent.

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT U ASSET ALLOCATION EXPERTISE U RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about these funds, including their full names, please see the Principal Funds, Inc. prospectus or visit principal.com.

Insurance products and plan administrative services are provided by Principal life Insurance Company.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV690-04 | 08/2014 | t14090201u1

  2014 Principal Financial Services, Inc.

Principal Funds: Equity & Fixed-Income Funds

Annual Report

August 31, 2014

Letter from the President	1
Economic & Financial Market Review	3
Blue Chip Fund	4
Diversified Real Asset Fund	6
Global Multi-Strategy Fund	8
Global Opportunities Fund	10
Opportunistic Municipal Fund	12
Preferred Securities Fund	14
Small-MidCap Dividend Income Fund	16
Glossary	18
Financial Statements	20
Notes to Financial Statements	35
Schedules of Investments	58
Financial Highlights (Includes performance information)	134
Report of Independent Registered Public Accounting Firm	140
Shareholder Expense Example	141
Supplemental Information	143

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Nora Everett
President and CEO, Principal Funds

Dear Shareholder,

Most developed markets regained footing in the second quarter of 2014; however, by the end of August the outlook and proposed monetary policies for the U.S. and Eurozone appeared to be dramatically different.

The U.S. economy continues to experience reasonable growth and earnings. In the second quarter, the economy expanded more than forecasted, propelled by business investment. U.S. job numbers and employment have also been quite strong. The latest survey of small business optimism, although relatively low from a historical perspective, was at its highest point since before the recession.1 Against this favorable economic backdrop, the U.S. equity market was up 9.9 percent year-to-date at the end of August 2014.2 The bond market also rallied as the minutes from the central bank’s July meeting indicated a willingness of the Federal Reserve (the Fed) to keep interest rates lower for longer, in support of the economic recovery.3 While the Fed is on pace to wind down stimulatory bond purchases in October, concerns have centered on the timing of raising the Fed funds rate. This is widely expected to occur sometime in 2015, with the timing being closely tied to the strengthening of labor markets.

On the other hand, the European Monetary Union’s recovery is faltering. Economic growth is slow and at the end of August, European unemployment rates were higher than in the U.S., at 11.5 percent and 6.2 percent, respectively. Notably, regional distinctions in Europe are much more dramatic than the 11.5 percent might suggest, with German unemployment recorded at 4.9 percent and Spain’s at 24.5 percent.4 However, with the European Central Bank (ECB) lowering interest rates at the beginning of September and the potential for asset purchases rising, it seems likely the recovery will persist.

Perhaps the most dramatic turnaround is in the emerging markets. In mid-March, the MSCI EM Index was down approximately 6.5 percent for the year. As of the end of August, emerging markets had reversed those losses and posted a 10.6 percent gain year-to-date.5 In China, however, there are indications that the growth rate of the economy is stabilizing below recent growth, as the country is facing a transitional phase.

Because markets tend to fluctuate, we encourage you to work with your financial professional in choosing investments and monitoring your portfolio’s performance as you work toward realizing your financial goals.

Investments to help you reach for your goals

Our mutual funds cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road, or closer at hand. You can select individual funds, or you can choose from our suite of asset allocation funds (which are already broadly diversified).

Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your business.

Nora Everett, President and CEO
Principal Funds

1 NFIB JULY SURVEY, August 12, 2014.
2 As measured by the Russell 3000®, FactSet, August 29, 2014.
3 U.S. Treasury, August 29, 2014.

[4]	Eurostat.
[5]	MSCI EM Index, August 29, 2014

1

(This page intentionally left blank)

2

Economic & Financial Market Review

Although the market seemed to regain footing by the end of August 2014, there was a stark contrast between the United States and Eurozone economies.

U.S. economic data appeared to be rebounding with gradual improvement in conditions surrounding the consumer segment that included an improving housing market, continued low interest rates, deleveraged balance sheets, and stronger labor markets. Although consumer spending has not been all that strong; even during the strong second quarter rebound when real Gross Domestic Product (GDP) expanded by 4.2%, real consumption grew by only 2.25 percent1, as the year has progressed and other economic data has generally become more favorable. Amid the Federal Reserve contemplating its first rate hike in 2015, consumer spending outlook and consumer sentiment has continued to improve. A decline in energy prices may also be helping consumer sentiment as well, and a still-strong stock market is probably also providing a boost. The projections of Federal Reserve board members and Federal Reserve Bank presidents were updated from the June meeting. Despite only minor changes made to the economic projections, the committee assessments for appropriate monetary policy showed a notable increase in policy firming at year-end 2015 relative to the June Federal Open Market Committee (FOMC) meeting and a steady rise from the projections made at the December 2013 meeting.

The European Monetary Union’s recovery is faltering. Second-quarter GDP contracted in Germany and Italy; the French economy was stagnant at the end of August; and prices in Spain were falling at the worst pace since 2009. However, with the European Central Bank (ECB) lowering interest rates at the beginning of September and the potential for asset purchases rising, it seems likely the recovery will persist.

Emerging markets had a dramatic turnaround and as of the end of August 2014 posted a 10.6 percent gain year-to-date.2 In China, however, there are indications that the growth rate of the economy is stabilizing below recent growth, as the country is facing a transitional phase.

1	U.S. Department of Commerce Bureau of Economic Analysis, September 2014
2	MSCI EM Index, August 29, 2014.

3

Blue Chip Fund

Portfolio Managers:

K. William Nolin
Tom Rozycki
Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Allocation to Google contributed to performance as it has number one market share in search and smartphone operating systems, the leading video site, YouTube, and continued success with its core online advertising business. Brookfield Asset Management also contributed, as it continues to grow its operating platform and expand its global capital raising ability. In addition, Microsoft contributed due to success with competitive and well regarded enterprise software products. Allocation to Diageo, the top global premium spirits company, detracted from performance as it has been negatively impacted by weakness in some emerging markets. Loews, a holding company focusing on insurance and energy, detracted due to Boardwalk Pipeline's decision to cut its dividend and focus on capital investment. Brown & Brown, Inc., a diversified insurance agency and wholesale brokerage, detracted due to operating margin pressure as the company managed through a difficult economy and experienced pressure on rates in their Florida market.

4

Value of a $10,000 Investment* June 14, 2012 - August 31, 2014

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/29/14 for Class A, C, and P. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2014
			Since		Extended Performance
		1-Year		Inception Date
			Inception		Inception Date
Class A Shares	Excluding Sales Charge	21.37%	20.36%	9/30/13	6/14/12
	Including Sales Charge	14.73%	17.33%
Class C Shares	Excluding Sales Charge	20.42%	19.44%	9/30/13	6/14/12
	Including Sales Charge	19.42%	19.44%
Class P Shares	Excluding Sales Charge	21.97%	20.92%	9/30/13	6/14/12

Total Investment Expense as shown in the 12/30/13 prospectus
Gross Expense Ratio		Net Expense Ratio
Class A Shares	1.47%	1.35%
Class C Shares	2.22%	2.10%
Class P Shares	1.12%	0.90%

Average annual total returns* including sales charge as of 6/30/14:
Class A Shares: 14.22% (1-year); 18.44% (since inception)
Class C Shares: 18.92% (1-year); 20.82% (since inception)
Class P Shares****: 21.47% (1-year); 22.33% (since inception)

See glossary on page 18 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

**	Net asset value is not adjusted for sales charge.
***	Performance shown for the benchmark is calculated from 5/31/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

****	Class P Shares do not have a sales charge.

5

Diversified Real Asset Fund

Portfolio Managers:

Jake S. Anonson
Jessica S. Bush
Marcus W. Dummer
James W. Fennessey
Kelly A. Grossman
Benjamin E. Rotenberg
Principal Management Corp.

BlackRock Financial Management, Inc.	Brookfield Investment Management, Inc.	Credit Suisse Asset Management, LLC
Jennison Associates, LLC	Pictet Asset Management SA	Principal Real Estate Investors, LLC
Symphony Asset Management, LLC	Tortoise Capital Advisors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

From an asset allocation perspective, an overweight to the Master Limited Partnership (MLP) sleeve (sub-advised by Tortoise Capital Advisors, LLC) and the Global Infrastructure sleeve (sub-advised by Brookfield Investment Management, Inc.) contributed positively to performance. An underweight to the commodities sleeve, (sub-advised by Credit Suisse Asset Management, LLC) which was implemented through the use of commodity-link note derivatives, also contributed. From a manager performance perspective, outperformance by the MLP and Infrastructure managers contributed most positively. Within the MLP sleeve, relative outperformance was driven by security selection within the Natural Gas Pipelines, Crude Oil Pipelines, and Refined Products Pipelines subsectors. Within infrastructure, outperformance was driven by sector allocation, led by an underweight to utilities and overweight to marine transportation sectors, as well as security selection within gas utilities and midstream oil & gas. From an asset allocation perspective, an underweight to the Real Estate Investment Trust (REITs) sleeve (sub-advised by Principal Real Estate Investors, LLC) and the Treasury Inflation Protected Securities (TIPS) sleeve (sub-advised by BlackRock Financial Management, Inc.) asset class detracted. TIPS use interest rate swaps and government bond futures. Slight underperformance by the floating rate sleeve (sub-advised by Symphony Asset Management, LLC) and TIPS managers detracted slightly. Relative performance was hurt by underweighting riskier, distressed names that outperformed while higher quality credits generally lagged.

6

Value of a $10,000 Investment* March 16, 2010 - August 31, 2014

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/31/14 for Class A, C, and P. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2014
			Since		Extended Performance
		1-Year		Inception Date
			Inception		Inception Date
Class A Shares	Excluding Sales Charge	13.91%	8.32%	3/16/10	-
	Including Sales Charge	9.61%	7.39%
Class C Shares	Excluding Sales Charge	13.07%	7.53%	3/16/10	-
	Including Sales Charge	12.07%	7.53%
Class P Shares	Excluding Sales Charge	14.20%	8.59%	9/27/10	3/16/10

Total Investment Expense as shown in the 12/30/13 prospectus
Gross Expense Ratio		Net Expense Ratio
Class A Shares	1.47%	1.25%
Class C Shares	2.04%	2.00%
Class P Shares	0.99%	0.99%

Average annual total returns* including sales charge as of 6/30/14:
Class A Shares: 10.88% (1-year); 7.70% (since inception)
Class C Shares: 13.33% (1-year); 7.88% (since inception)
Class P Shares****: 15.58% (1-year); 8.94% (since inception)

See glossary on page 18 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

**	Net asset value is not adjusted for sales charge.
***	Performance shown for the benchmark is calculated from 3/31/10 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

****	Class P Shares do not have a sales charge.

7

Global Multi-Strategy Fund

Portfolio Managers:

Jake S. Anonson
Jessica S. Bush
Marcus W. Dummer
James W. Fennessey
Kelly A. Grossman
Benjamin E. Rotenberg
Principal Management Corp.

AQR Capital Management, LLC	Cliffwater, LLC	CHN Partners, LLC
Finisterre Capital, LLP	Graham Capital Management, L.P.	Loomis, Sayles & Company, L.P.
Los Angeles Capital Management and Equity	Pacific Investment Management Company, LLC	Wellington Management Company, LLP
Research, Inc.
York Registered Holdings, L.P.

What contributed to or detracted from Fund performance during the fiscal year?

The event-driven sleeve, sub-advised by York Registered Holdings, L.P., produced a strong return, outperforming its Index, led by strong security selection and a positive environment for event-driven strategies. The long/short emerging markets credit strategy, sub-advised by Finisterre Capital, LLP, uses credit default swaps and CDX, which is an index similar to credit default swaps. It generated a positive return and experienced less volatility, but underperformed its indices. The equity long/short sleeve, sub-advised by Los Angeles Capital Management and Equity Research, Inc., kept pace with its custom benchmark. The fixed income multi-strategy sleeve, sub-advised by Pacific Investment Management Company, LLC (PIMCO), trailed its peer group. The sleeve sub-advised by AQR Capital Management, LLC., underperformed the Index. The sleeve sub-advised by Loomis Sayles & Company, L.P. which uses credit default swaps and CDX, also diluted returns.

8

Value of a $10,000 Investment* October 24, 2011 - August 31, 2014

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/31/14 for Class A, C, and P. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2014
			Since		Extended Performance
				Inception Date
		1-Year	Inception		Inception Date
Class A Shares	Excluding Sales Charge	6.37%	4.34%	10/24/11	-
	Including Sales Charge	2.36%	2.95%
Class C Shares	Excluding Sales Charge	5.64%	3.66%	6/14/12	10/24/11
	Including Sales Charge	4.64%	3.66%
Class P Shares	Excluding Sales Charge	6.62%	4.57%	10/24/11	-

Total Investment Expense as shown in the 12/30/13 prospectus
Gross Expense Ratio		Net Expense Ratio
Class A Shares	2.74%	2.61%
Class C Shares	3.65%	3.36%
Class P Shares	2.49%	2.40%

Average annual total returns* including sales charge as of 6/30/14:
Class A Shares: 1.80% (1-year); 3.04% (since inception)
Class C Shares: 3.94% (1-year); 3.79% (since inception)
Class P Shares****: 6.03% (1-year); 4.72% (since inception)

See glossary on page 18 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

**	Net asset value is not adjusted for sales charge.
***	Performance shown for the benchmark is calculated from 10/31/11 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

****	Class P Shares do not have a sales charge.

9

Global Opportunities Fund

Portfolio Managers:

Christopher Ibach
Xiaoxi Li
Mustafa Sagun
Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Shire Plc. contributed due to the board announcement that it would recommend AbbVie's acquisition offer. Gilead Sciences also contributed as it launched its oral HCV drug, Sovaldi, with a favorable patent ruling into a global HCV market. In addition, McKesson Corporation also contributed. Japan Tobacco, Inc. detracted as a result of weaker sales and potential regulations on the marketing of tobacco products. Banco Do Brasil, a financial company divided into several areas, detracted as it was negatively impacted by growth concerns in Brazil and China, as well as a weakening asset quality. Sumitomo Mitsui Financial Group, the second largest of the three mega-banks in Japan, also detracted due to domestic lending spread pressure and weakness in the overall Japanese equity market.

10

Value of a $10,000 Investment* December 28, 2012 - August 31, 2014

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/29/14 for Class A, C, and P. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2014
			Since		Extended Performance
				Inception Date
		1-Year	Inception		Inception Date
Class A Shares	Excluding Sales Charge	21.54%	17.98%	9/30/13	12/28/12
	Including Sales Charge	14.91%	14.08%
Class C Shares	Excluding Sales Charge	20.71%	17.14%	9/30/13	12/28/12
	Including Sales Charge	19.71%	17.14%
Class P Shares	Excluding Sales Charge	22.09%	18.52%	9/30/13	12/28/12

Total Investment Expense as shown in the 12/30/13 prospectus
		Gross Expense Ratio			Net Expense Ratio
Class A Shares		1.60%			1.50%
Class C Shares		2.35%			2.25%
Class P Shares		1.25%			1.04%

Average annual total returns* including sales charge as of 6/30/14: Class A Shares: 16.36% (1-year); 15.14% (since inception) Class C Shares: 21.21% (1-year); 18.65% (since inception) Class P Shares****: 23.68% (1-year); 20.08% (since inception)

See glossary on page 18 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

**	Net asset value is not adjusted for sales charge.
***	Performance shown for the benchmark is calculated from 12/31/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

****	Class P Shares do not have a sales charge.

11

Opportunistic Municipal Fund

Portfolio Managers:

James Noble
Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Avoiding sectors that did not perform well contributed to performance. The portfolio benefitted from the substantial differential between the front and the back-end of the curve. Strong performers with improving credit stories, as well as exceptional coupon levels coupled with above average credit standings, also contributed to performance. The portfolio's allocation to higher coupon paper to mitigate rate volatility detracted, as it lags the performance of lower coupon bonds. Puerto Rico holdings also detracted, as they are below peers and possess very short maturities.

12

Value of a $10,000 Investment* June 14, 2012 - August 31, 2014

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/31/14 for Class A and Class C; 12/29/14 for Class P. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2014
			Since		Extended Performance
		1-Year	Inception	Inception Date	Inception Date
Class A Shares	Excluding Sales Charge	15.71%	4.78%	6/14/12	-
	Including Sales Charge	11.32%	2.98%
Class C Shares	Excluding Sales Charge	14.86%	4.01%	6/14/12	-
	Including Sales Charge	13.86%	4.01%
Class P Shares	Excluding Sales Charge	15.86%	4.75%	12/30/13	6/14/12

Total Investment Expense as shown in the 12/30/13 prospectus
		Gross Expense Ratio			Net Expense Ratio
Class A Shares		1.23%			1.05%
Class C Shares		2.05%			1.80%
Class P Shares		0.99%			0.85%

Average annual total returns* including sales charge as of 6/30/14: Class A Shares: 2.95% (1-year); 2.31% (since inception) Class C Shares: 5.17% (1-year); 3.49% (since inception) Class P Shares****: 6.97% (1-year); 4.16% (since inception)

See glossary on page 18 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

**	Net asset value is not adjusted for sales charge.
***	Performance shown for the benchmark is calculated from 5/31/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

****	Class P Shares do not have a sales charge.

13

Preferred Securities Fund

Portfolio Managers:

Fernando Diaz
Roberto Giangregorio
L. Phillip Jacoby IV
Manu Krishnan
Mark A. Lieb
Spectrum Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

The portfolio benefited from the significant $25 par market rebound after the sector experienced extreme selling last summer and December. Performance was aided by an overweight to Real Estate Investment Trusts (REITs) and brokerages, which outperformed the overall index. Security selection, across a variety of countries such as Great Britain and Australia, as well as in industries, led by financials, also contributed. Certain foreign bank hybrids that were issued a few years ago have since lost their complete capital contribution for stress tests due to rule changes, resulting in negative price movements. The portfolio was slightly overweight to some countries that underperformed the general market, such as Great Britain and Germany. Security selection in U.S. multi-line insurance also detracted.

14

Value of a $10,000 Investment* August 31, 2004 - August 31, 2014

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns* as of August 31, 2014
					Inception	Extended
		1-Year	5-Year	10-Year		Performance
					Date	Inception Date
Class A Shares	Excluding Sales Charge	12.35%	11.63%	6.04%	6/28/05	5/1/02
	Including Sales Charge	8.10%	10.78%	5.63%
Class C Shares	Excluding Sales Charge	11.52%	10.79%	5.29%	1/16/07	5/1/02
	Including Sales Charge	10.52%	10.79%	5.29%
Class P Shares	Excluding Sales Charge	12.69%	11.88%	6.23%	9/27/10	5/1/02

Total Investment Expense as shown in the 12/30/13 prospectus

Gross/Net Expense Ratio

Class A Shares	1.07%
Class C Shares	1.81%
Class P Shares	0.85%

Average annual total returns* including sales charge as of 6/30/14: Class A Shares: 5.67% (1-year); 12.66% (5-year); 5.92% (10-year) Class C Shares: 7.93% (1-year); 12.67% (5-year); 5.58% (10-year) Class P Shares****: 10.06% (1-year); 13.75% (5-year); 6.52% (10-year)

See glossary on page 18 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

**	Net asset value is not adjusted for sales charge.
***	Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index

****	Class P Shares do not have a sales charge.

15

Small-MidCap Dividend Income Fund

Portfolio Managers:

Daniel R. Coleman
David W. Simpson
Edge Asset Management, Inc

What contributed to or detracted from Fund performance during the fiscal year?

Within the financial sector, an allocation to Protective Life aided performance as Dai-Chi Life announced its takeover of the company. Stock selection within the consumer discretionary sector aided performance, led by Garmin, as the company posted revenues and earnings above Wall Street expectations. Finally, stock selection within the materials sector aided performance, led by Huntsman which benefitted from an accretive acquisition and strong product pricing. Stock selection within the industrials sector hindered performance, led by Applied Industrial Technologies which underperformed due to anemic revenue growth. Stock selection within the consumer staples sector detracted, led by B&G Foods due to slow sales growth in its core products. Finally, within the energy sector, Atlas Pipeline Partners underperformed due to delays in capacity additions.

16

Value of a $10,000 Investment* June 6, 2011 - August 31, 2014

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class P Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses.

Expense limits apply through 12/31/14 for Class A, C, and P. Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2014
			Since		Extended Performance
		1-Year		Inception Date
			Inception		Inception Date
Class A Shares	Excluding Sales Charge	21.70%	15.66%	6/6/11	-
	Including Sales Charge	15.03%	13.66%
Class C Shares	Excluding Sales Charge	20.71%	14.66%	6/14/12	6/6/11
	Including Sales Charge	19.71%	14.66%
Class P Shares	Excluding Sales Charge	22.01%	16.35%	6/6/11	-

Total Investment Expense as shown in the 12/30/13 prospectus
Gross Expense Ratio		Net Expense Ratio
Class A Shares	1.39%	1.39%
Class C Shares	2.40%	2.28%
Class P Shares	1.24%	1.13%

Average annual total returns* including sales charge as of 6/30/14:
Class A Shares: 16.65% (1-year); 14.73% (since inception)
Class C Shares: 21.43% (1-year); 15.85% (since inception)
Class P Shares****: 23.76% (1-year); 17.56% (since inception)

See glossary on page 18 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

**	Net asset value is not adjusted for sales charge.
***	Performance shown for the benchmark is calculated from 5/31/11 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

****	Class P Shares do not have a sales charge.

17

Glossary

Barclays Municipal Bond Index:

An index for long-term, investment-grade, tax-exempt municipal bonds. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Barclays U.S. Treasury Inflation Protection Securities (TIPS) Index:

An index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

BofA Merrill Lynch Fixed Rate Preferred Securities Index:

Tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market.

BofA Merrill Lynch U.S. Capital Securities Index:

The Index is a subset of the BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities.

BofA Merrill Lynch U.S. Corporate Index:

The Index is an unmanaged index comprised of U.S. dollar denominated investment grade corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity.

Diversified Real Asset Custom Index:

Composed of 15% Barclays U.S. Treasury TIPS Index, 15% Dow Jones UBS Commodity Index, 14% Tortoise MLP Index, 17% Dow Jones Brookfield Global Infrastructure Index, 20% S&P Leveraged Loan 100 Index, 8% FTSE EPRA/NAREIT Developed Index, 4% S&P Global Timber and Forestry Index, 4% S&P Commodity Producers Agribusiness Index and 3% blend of 60% MSCI World Energy Sector Index and 40% MSCI World Materials Sector Index.

Dow Jones Brookfield Global Infrastructure Index:

Measures the stock performance of companies that exhibit strong infrastructure characteristics. Index components are required to have more than 70% of cash flows derived from infrastructure lines of business. The index intends to measure all sectors of the infrastructure market.

Dow Jones UBS Commodity Index: Composed of futures contracts on physical commodities.

FTSE EPRA/NAREIT Developed Index:

Designed to represent general trends in eligible real estate equities worldwide.

Hedge Fund Research, Inc. (HFRI) Fund-of-Funds Composite Index

The equal-weighted index consists of over 800 constituent hedge funds, including both domestic and offshore funds.

Morgan Stanley Capital International (MSCI) All Country World Index:

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, consisting of 46 countries.

Morgan Stanley Capital International (MSCI) Emerging Markets Index:

A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets, consisting of 23 countries.

Morgan Stanley Capital International (MSCI) World Energy Sector Index:

Designed to capture the large and mid cap segments across 23 Developed Markets countries. All securities in the index are classified in the Energy sector.

Morgan Stanley Capital International (MSCI) World Materials Sector Index:

Designed to capture the large and mid cap segments across 23 Developed Markets countries. All securities in the index are classified in the Materials sector.

18

Glossary

Russell 1000® Growth Index:

Measures the performance of those Russell 1000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index:

Measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

Russell 2500® Index:

The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500® Value Index:

Measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index:

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

S&P Commodity Producers Agribusiness Index:

Designed to track companies engaged in the exploration & production of a spectrum of commodities in various indices. The index includes the largest publicly-traded companies involved in agriculture businesses around the world.

S&P Global Timber and Forestry Index:

Comprised of 25 of the largest publicly traded companies engaged in the ownership, management or the upstream supply chain of forests and timberlands. These may be forest products companies, timber REITs, paper products companies, paper packaging companies, or agricultural product companies that are engaged in the ownership, management or the upstream supply chain of forests and timberlands.

S&P Leveraged Loan 100 Index:

Designed to reflect the performance of the largest facilities in the leveraged loan market.

Tortoise Master Limited Partnership (MLP) Index

A float-adjusted, capitalization weighted index of energy master limited partnerships comprised of the following sub sectors: Crude Oil Pipelines, Gathering & Processing, Natural Gas Pipelines, and Refined Products Pipelines.

19

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2014

			Diversified Real		Global Multi-
Amounts in thousands, except per share amounts	Blue Chip Fund		Asset Fund		Strategy Fund
Investment in securities--at cost	$382,450		$2,738,977		$1,927,150
Foreign currency--at cost	$–		$46,667		$18,405
Assets
Investment in securities--at value	$435,546		$2,993,508		$2,026,086
Foreign currency--at value	–		46,524		18,167
Cash	–		4,456		17,289
Deposits with counterparty	–		1,151		269,212
Receivables:
Dividends and interest	587		5,116		6,285
Expense reimbursement from Manager	7		11		14
Foreign currency contracts	–		1,126		13,299
Fund shares sold	69		42,318		12,194
Investment securities sold	375		53,035		45,818
OTC swap agreements--at value (premiums paid $0, $0 and $1,798)	–		105		4,321
Variation margin on financial derivative instruments	–		87		1,414
Total Assets	436,584		3,147,437		2,414,099
Liabilities
Accrued management and investment advisory fees	255		1,964		2,367
Accrued distribution fees	4		73		57
Accrued transfer agent fees	6		298		51
Accrued directors' expenses	1		3		2
Accrued professional fees	7		–		–
Accrued other expenses	42		232		1,539
Payables:
Foreign currency contracts	–		177		8,486
Fund shares redeemed	66		1,388		1,088
Investment securities purchased	468		160,695		68,754
Options and swaptions contracts written (premiums received $0, $467 and $4,601)	–		399		2,369
Reverse repurchase agreements	–		–		67,396
Short sales (proceeds received $0, $0 and $358,674)	–		–		385,821
OTC swap agreements--at value (premiums received $0, $0 and $663)	–		100		2,831
Unrealized loss on unfunded loan commitments	–		39		–
Variation margin on financial derivative instruments	–		22		1,269
Total Liabilities	849		165,390		542,030
Net Assets Applicable to Outstanding Shares	$435,735		$2,982,047		$1,872,069
Net Assets Consist of:
Capital shares and additional paid-in-capital	$368,468		$2,654,842		$1,780,761
Accumulated undistributed (overdistributed) net investment income (loss)	2,432		45,915		670
Accumulated undistributed (overdistributed) net realized gain (loss)	11,739		26,399		15,069
Net unrealized appreciation (depreciation) of investments	53,096		254,062		71,013
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		829		4,556
Total Net Assets	$435,735		$2,982,047		$1,872,069
Capital Stock (par value: $.01 per share):
Shares authorized	650,000		1,400,000		1,450,000
Net Asset Value Per Share:
Class A: Net Assets	$8,637		$127,019		$93,900
Shares Issued and Outstanding	573		9,639		8,502
Net Asset Value per share	$15.07		$13.18		$11.04
Maximum Offering Price	$15.95		$13.69		$11.47
Class C: Net Assets	$3,321		$55,741		$42,783
Shares Issued and Outstanding	222		4,318		3,926
Net Asset Value per share	$14.97	(a)	$12.91	(a)	$10.90	(a)
Class P: Net Assets	$2,176		$314,063		$211,335
Shares Issued and Outstanding	144		23,863		19,052
Net Asset Value per share	$15.13		$13.16		$11.09
Institutional: Net Assets	$421,601		$2,485,224		$1,524,051
Shares Issued and Outstanding	27,846		188,187		136,855
Net Asset Value per share	$15.14		$13.21		$11.14

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

20

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2014
	Global		International Small	Opportunistic
Amounts in thousands, except per share amounts	Opportunities Fund		Company Fund	Municipal Fund
Investment in securities--at cost	$1,298,331		$7,573	$26,402
Foreign currency--at cost	$17,985		$7	$–
Assets
Investment in securities--at value	$1,404,481		$7,514	$27,467
Foreign currency--at value	17,929		7	–
Cash	–		–	1,992
Receivables:
Dividends and interest	2,873		11	362
Expense reimbursement from Manager	7		33	6
Fund shares sold	107		–	31
Investment securities sold	3,356		19	–
Prepaid directors' expenses	–		2	–
Total Assets	1,428,753		7,586	29,858
Liabilities
Accrued management and investment advisory fees	976		7	11
Accrued distribution fees	2		1	11
Accrued transfer agent fees	4		5	3
Accrued custodian fees	–		28	–
Accrued directors' expenses	2		–	–
Accrued professional fees	–		7	–
Accrued other expenses	68		3	33
Payables:
Dividends payable	–		–	86
Fund shares redeemed	345		–	9
Interest expense and fees payable	–		–	7
Investment securities purchased	19,343		27	496
Floating rate notes issued	–		–	3,649
Total Liabilities	20,740		78	4,305
Net Assets Applicable to Outstanding Shares	$1,408,013		$7,508	$25,553
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,170,016		$7,611	$26,142
Accumulated undistributed (overdistributed) net investment income (loss)	11,523		(1)	57
Accumulated undistributed (overdistributed) net realized gain (loss)	120,346		(43)	(1,711)
Net unrealized appreciation (depreciation) of investments	106,150		(59)	1,065
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(22)		–	–
Total Net Assets	$1,408,013		$7,508	$25,553
Capital Stock (par value: $.01 per share):
Shares authorized	650,000		500,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	$2,540		$4,054	$16,305
Shares Issued and Outstanding	192		411	1,616
Net Asset Value per share	$13.20		$9.86	$10.09
Maximum Offering Price	$13.97		$10.43	$10.48
Class C: Net Assets	$2,039		N/A	$9,101
Shares Issued and Outstanding	155			902
Net Asset Value per share	$13.12	(a)		$10.09	(a)
Class P: Net Assets	$12		$3,454	$147
Shares Issued and Outstanding	1		350	15
Net Asset Value per share	$13.25		$9.87	$10.09
Institutional: Net Assets	$1,403,422		N/A	N/A
Shares Issued and Outstanding	105,680
Net Asset Value per share	$13.28

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

21

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2014
			Small-MidCap
	Preferred		Dividend
Amounts in thousands, except per share amounts	Securities Fund		Income Fund
Investment in securities--at cost	$4,238,975		$1,165,951
Investment in affiliated securities--at cost	$55,409		$–
Foreign currency--at cost	$–		$1,118
Assets
Investment in securities--at value	$4,610,887	(a)	$1,322,725	(a)
Investment in affiliated securities--at value	59,999		–
Foreign currency--at value	–		1,117
Cash	2		–
Receivables:
Dividends and interest	49,082		2,264
Fund shares sold	23,576		95,681
Investment securities sold	256		1,093
Total Assets	4,743,802		1,422,880
Liabilities
Accrued management and investment advisory fees	2,793		780
Accrued administrative service fees	1		–
Accrued distribution fees	879		120
Accrued service fees	2		–
Accrued transfer agent fees	724		136
Accrued directors' expenses	4		3
Accrued other expenses	195		110
Payables:
Dividends payable	18,032		–
Fund shares redeemed	9,807		472
Investment securities purchased	–		74,550
Collateral obligation on securities loaned, at value	3,077		24,080
Total Liabilities	35,514		100,251
Net Assets Applicable to Outstanding Shares	$4,708,288		$1,322,629
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,248,206		$1,128,117
Accumulated undistributed (overdistributed) net investment income (loss)	5,412		12,924
Accumulated undistributed (overdistributed) net realized gain (loss)	78,168		24,813
Net unrealized appreciation (depreciation) of investments	376,502		156,774
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		1
Total Net Assets	$4,708,288		$1,322,629
Capital Stock (par value: $.01 per share):
Shares authorized	1,900,000		1,700,000
Net Asset Value Per Share:
Class A: Net Assets	$846,597		$175,636
Shares Issued and Outstanding	80,142		12,250
Net Asset Value per share	$10.56		$14.34
Maximum Offering Price	$10.97		$15.17
Class C: Net Assets	$806,937		$100,066
Shares Issued and Outstanding	76,466		7,018
Net Asset Value per share	$10.55	(b)	$14.26	(b)
Class J: Net Assets	$39,563		N/A
Shares Issued and Outstanding	3,826
Net Asset Value per share	$10.34	(b)
Class P: Net Assets	$970,004		$492,384
Shares Issued and Outstanding	92,411		33,892
Net Asset Value per share	$10.50		$14.53
Institutional: Net Assets	$2,033,946		$554,543
Shares Issued and Outstanding	193,596		38,497
Net Asset Value per share	$10.51		$14.40
R-1: Net Assets	$1,751		N/A
Shares Issued and Outstanding	168
Net Asset Value per share	$10.46
R-2: Net Assets	$845		N/A
Shares Issued and Outstanding	81
Net Asset Value per share	$10.42
R-3: Net Assets	$4,074		N/A
Shares Issued and Outstanding	390
Net Asset Value per share	$10.45
R-4: Net Assets	$1,221		N/A
Shares Issued and Outstanding	117
Net Asset Value per share	$10.44
R-5: Net Assets	$3,350		N/A
Shares Issued and Outstanding	320
Net Asset Value per share	$10.47

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

22

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2014

		Diversified Real	Global Multi-
Amounts in thousands	Blue Chip Fund(a)	Asset Fund	Strategy Fund
Net Investment Income (Loss)
Income:
Dividends	$6,402	$33,644	$13,247
Withholding tax	(220)	(1,503)	(463)
Interest	–	26,605	17,098
Total Income	6,182	58,746	29,882
Expenses:
Management and investment advisory fees	2,756	18,476	21,715
Distribution fees - Class A	11	376	296
Distribution fees - Class C	15	514	331
Registration fees - Class A	29	32	42
Registration fees - Class C	27	22	25
Registration fees - Class P	28	88	47
Registration fees - Institutional	47	122	56
Shareholder reports - Class A	2	35	36
Shareholder reports - Class C	1	14	9
Shareholder reports - Class P	–	62	17
Shareholder reports - Institutional	–	20	5
Transfer agent fees - Class A	13	216	110
Transfer agent fees - Class C	10	72	39
Transfer agent fees - Class P	1	513	91
Transfer agent fees - Institutional	2	489	12
Custodian fees	6	125	332
Directors' expenses	8	35	21
Dividends and interest on securities sold short	–	–	7,449
Professional fees	25	56	166
Other expenses	1	19	12
Reverse repurchase agreement interest expense	–	–	42
Total Gross Expenses	2,982	21,286	30,853
Less: Reimbursement from Manager - Class A	26	28	34
Less: Reimbursement from Manager - Class C	32	20	32
Less: Reimbursement from Manager - Class P	27	253	–
Total Net Expenses	2,897	20,985	30,787
Net Investment Income (Loss)	3,285	37,761	(905)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	11,751	43,729	113,778
Foreign currency transactions	–	(537)	3,466
Futures contracts	–	(1,844)	(25,925)
Options and swaptions	–	173	365
Short sales	–	–	(53,212)
Swap agreements	–	(406)	(5,099)
Change in unrealized appreciation/depreciation of:
Investments	56,326	222,228	62,894
Futures contracts	–	(278)	(5,279)
Options and swaptions	–	107	796
Short sales	–	–	(5,705)
Swap agreements	–	(678)	410
Translation of assets and liabilities in foreign currencies	–	701	2,795
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	68,077	263,195	89,284
Net Increase (Decrease) in Net Assets Resulting from Operations	$71,362	$300,956	$88,379

(a)	Class A, Class C, and Class P shares commenced operations on September 30, 2013.

See accompanying notes.

23

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2014

	Global
	Opportunities	International Small	Opportunistic
Amounts in thousands	Fund(a)	Company Fund(b)	Municipal Fund(c)
Net Investment Income (Loss)
Income:
Dividends	$27,297	$25	$36
Withholding tax	(1,840)	(3)	–
Interest	9	–	1,229
Total Income	25,466	22	1,265
Expenses:
Management and investment advisory fees	10,689	17	113
Distribution fees - Class A	3	2	36
Distribution fees - Class C	14	N/A	82
Registration fees - Class A	28	20	18
Registration fees - Class C	27	N/A	18
Registration fees - Class P	27	19	27
Shareholder reports - Class A	1	1	1
Shareholder reports - Class C	1	N/A	1
Shareholder reports - Class P	–	1	–
Transfer agent fees - Class A	9	5	10
Transfer agent fees - Class C	9	N/A	8
Transfer agent fees - Class P	1	2	1
Custodian fees	65	28	1
Directors' expenses	23	–	3
Interest expense and fees	–	–	26
Professional fees	10	12	29
Other expenses	4	–	–
Total Gross Expenses	10,911	107	374
Less: Reimbursement from Manager - Class A	32	44	29
Less: Reimbursement from Manager - Class C	31	N/A	26
Less: Reimbursement from Manager - Class P	29	39	28
Total Net Expenses	10,819	24	291
Net Investment Income (Loss)	14,647	(2)	974

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	142,842	(43)	(782)
Foreign currency transactions	(288)	(1)	–
Change in unrealized appreciation/depreciation of:
Investments	93,448	(59)	3,037
Translation of assets and liabilities in foreign currencies	15	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	236,017	(103)	2,255
Net Increase (Decrease) in Net Assets Resulting from Operations	$250,664	$(105)	$3,229

(a)	Class A, Class C, and Class P shares commenced operations on September 30, 2013.
(b)	Period from June 11, 2014, date operations commenced, through August 31, 2014.
(c)	Class P shares commenced operations on December 30, 2013.

See accompanying notes.

24

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2014
		Small-MidCap
Preferred		Dividend
Amounts in thousands	Securities Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$3,873	$–
Dividends	126,283	34,968
Withholding tax	–	(377)
Interest	153,665	9
Securities lending - net	348	240
Total Income	284,169	34,840
Expenses:
Management and investment advisory fees	31,939	7,051
Distribution fees - Class A	2,468	473
Distribution fees - Class C	8,356	653
Distribution fees - Class J	110	N/A
Distribution fees - R-1	6	N/A
Distribution fees - R-2	2	N/A
Distribution fees - R-3	8	N/A
Distribution fees - R-4	2	N/A
Administrative service fees - R-1	5	N/A
Administrative service fees - R-2	2	N/A
Administrative service fees - R-3	2	N/A
Registration fees - Class A	22	46
Registration fees - Class C	33	38
Registration fees - Class J	17	N/A
Registration fees - Class P	35	82
Registration fees - Institutional	122	23
Service fees - R-1	4	N/A
Service fees - R-2	2	N/A
Service fees - R-3	8	N/A
Service fees - R-4	4	N/A
Service fees - R-5	8	N/A
Shareholder reports - Class A	135	31
Shareholder reports - Class C	83	15
Shareholder reports - Class J	14	N/A
Shareholder reports - Class P	94	12
Shareholder reports - Institutional	87	1
Transfer agent fees - Class A	823	213
Transfer agent fees - Class C	726	84
Transfer agent fees - Class J	57	N/A
Transfer agent fees - Class P	852	245
Transfer agent fees - Institutional	608	5
Custodian fees	28	13
Directors' expenses	70	16
Professional fees	45	25
Other expenses	57	4
Total Gross Expenses	46,834	9,030
Less: Reimbursement from Distributor - Class J	24	N/A
Total Net Expenses	46,810	9,030
Net Investment Income (Loss)	237,359	25,810

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	108,081	32,138
Investment transactions in affiliated securities	3,494	–
Foreign currency transactions	–	(5)
Change in unrealized appreciation/depreciation of:
Investments	171,321	97,316
Investments in affiliated securities	4,589	–
Translation of assets and liabilities in foreign currencies	–	2
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	287,485	129,451
Net Increase (Decrease) in Net Assets Resulting from Operations	$524,844	$155,261

See accompanying notes.

25

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Blue Chip Fund
							Year Ended	Year Ended
							August 31, 2014	August 31, 2013
Operations
Net investment income (loss)							$3,285	$291
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							11,751	42
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							56,326	(3,537)
			Net Increase (Decrease) in Net Assets Resulting from Operations				71,362	(3,204)

Dividends and Distributions to Shareholders
From net investment income							(1,122)	(32)
From net realized gain on investments							(51)	(7)
						Total Dividends and Distributions	(1,173)	(39)

Capital Share Transactions
Net increase (decrease) in capital share transactions							185,814	177,654
						Total Increase (Decrease) in Net Assets	256,003	174,411

Net Assets
Beginning of period							179,732	5,321
End of period (including undistributed net investment income as set forth below)							$435,735	$179,732
Undistributed (overdistributed) net investment income (loss)							$2,432	$269

Class A(a)			Class C(a)		Class P(a)	Institutional
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$9,616		$3,539		$2,099	$180,161
Reinvested	6		1		–	1,165
Redeemed	(1,549)		(417)		(82)	(8,725)
Net Increase (Decrease)	$8,073		$3,123		$2,017	$172,601
Shares:
Sold	682		251		149	13,945
Reinvested	–		–		–	84
Redeemed	(109)		(29)		(5)	(631)
Net Increase (Decrease)	573		222		144	13,398
Year Ended August 31, 2013
Dollars:
Sold	N/A		N/A		N/A	$184,070
Redeemed	N/A		N/A		N/A	(6,416)
Net Increase (Decrease)	N/A		N/A		N/A	$177,654
Shares:
Sold	N/A		N/A		N/A	14,448
Redeemed	N/A		N/A		N/A	(500)
Net Increase (Decrease)	N/A		N/A		N/A	13,948

Distributions:
Year Ended August 31, 2014
From net investment income $	(6	) $	(1	) $	–	$(1,115)
From net realized gain on
investments	–		–		–	(51)
Total Dividends and Distributions $	(6	) $	(1	) $	–	$(1,166)
Year Ended August 31, 2013
From net investment income	N/A		N/A		N/A	$(32)
From net realized gain on
investments	N/A		N/A		N/A	(7)
Total Dividends and Distributions	N/A		N/A		N/A	$(39)

(a)	Period from September 30, 2013, date operations commenced, through August 31, 2014.

See accompanying notes.

26

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Diversified Real Asset Fund
								Year Ended	Year Ended
								August 31, 2014	August 31, 2013
Operations
Net investment income (loss)								$37,761	$24,188
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								41,115	20,905
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								222,080	(21,651)
			Net Increase (Decrease) in Net Assets Resulting from Operations					300,956	23,442

Dividends and Distributions to Shareholders
From net investment income								(25,110)	(16,722)
From net realized gain on investments								(18,379)	(34,473)
							Total Dividends and Distributions	(43,489)	(51,195)

Capital Share Transactions
Net increase (decrease) in capital share transactions								895,098	554,630
							Total Increase (Decrease) in Net Assets	1,152,565	526,877

Net Assets
Beginning of period								1,829,482	1,302,605
End of period (including undistributed net investment income as set forth below)								$2,982,047	$1,829,482
Undistributed (overdistributed) net investment income (loss)								$45,915	$17,525
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$65,058		$14,086	$257,617			$989,045
Reinvested	1,303		461		4,509		34,354
Redeemed	(237,911)		(13,881)		(33,305)		(186,238)
Net Increase (Decrease)	$(171,550	) $	666	$228,821			$837,161
Shares:
Sold	5,257		1,150		21,065		78,518
Reinvested	109		40		377		2,866
Redeemed	(19,746)		(1,145)		(2,696)		(14,963)
Net Increase (Decrease)	(14,380)		45		18,746		66,421
Year Ended August 31, 2013
Dollars:
Sold	$91,229		$19,702		$43,469		$562,471
Reinvested	8,323		989		990		39,084
Redeemed	(59,650)		(12,580)		(22,626)		(116,771)
Net Increase (Decrease)	$39,902		$8,111		$21,833		$484,784
Shares:
Sold	7,662		1,671		3,628		46,909
Reinvested	713		86		84		3,325
Redeemed	(5,022)		(1,071)		(1,896)		(9,778)
Net Increase (Decrease)	3,353		686		1,816		40,456

Distributions:
Year Ended August 31, 2014
From net investment income$	(394	) $	(105	) $	(2,905	) $	(21,706)
From net realized gain on
investments	(1,003)		(467)		(2,058)		(14,851)
Total Dividends and Distributions $	(1,397	) $	(572	) $	(4,963	) $	(36,557)
Year Ended August 31, 2013
From net investment income$	(2,421	) $	(117	) $	(502	) $	(13,682)
From net realized gain on
investments	(6,249)		(1,143)		(1,088)		(25,993)
Total Dividends and Distributions $	(8,670	) $	(1,260	) $	(1,590	) $	(39,675)

See accompanying notes.

27

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Global Multi-Strategy Fund
								Year Ended	Year Ended
								August 31, 2014	August 31, 2013
Operations
Net investment income (loss)								$(905)	$1,973
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								33,373	531
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								55,911	7,206
			Net Increase (Decrease) in Net Assets Resulting from Operations					88,379	9,710

Dividends and Distributions to Shareholders
From net investment income								(3,409)	–
From net realized gain on investments								(9,588)	(6,899)
							Total Dividends and Distributions	(12,997)	(6,899)

Capital Share Transactions
Net increase (decrease) in capital share transactions								676,252	631,609
							Total Increase (Decrease) in Net Assets	751,634	634,420

Net Assets
Beginning of period								1,120,435	486,015
End of period (including undistributed net investment income as set forth below)								$1,872,069	$1,120,435
Undistributed (overdistributed) net investment income (loss)								$670	$1,375
	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$105,569		$27,091	$178,678			$567,155
Reinvested	874		197		724		10,895
Redeemed	(118,834)		(6,970)		(40,191)		(48,936)
Net Increase (Decrease)	$(12,391	) $	20,318	$139,211			$529,114
Shares:
Sold	9,798		2,535		16,375		51,854
Reinvested	81		18		67		1,008
Redeemed	(10,944)		(650)		(3,711)		(4,495)
Net Increase (Decrease)	(1,065)		1,903		12,731		48,367
Year Ended August 31, 2013
Dollars:
Sold	$106,941		$20,529		$71,488		$484,250
Reinvested	167		22		18		6,663
Redeemed	(14,855)		(883)		(5,342)		(37,389)
Net Increase (Decrease)	$92,253		$19,668		$66,164		$453,524
Shares:
Sold	10,144		1,958		6,757		45,474
Reinvested	16		2		2		642
Redeemed	(1,413)		(85)		(506)		(3,543)
Net Increase (Decrease)	8,747		1,875		6,253		42,573

Distributions:
Year Ended August 31, 2014
From net investment income $	(97	) $	–		$(237	) $	(3,075)
From net realized gain on
investments	(836)		(231)		(699)		(7,822)
Total Dividends and Distributions $	(933	) $	(231	) $	(936	) $	(10,897)
Year Ended August 31, 2013
From net investment income $	–		$–		$–		$–
From net realized gain on
investments	(171)		(43)		(20)		(6,665)
Total Dividends and Distributions $	(171	) $	(43	) $	(20	) $	(6,665)

See accompanying notes.

28

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Global Opportunities Fund
							Year Ended	Period Ended
							August 31, 2014	August 31, 2013(a)
Operations
Net investment income (loss)							$14,647	$5,625
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							142,554	(23,821)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							93,463	12,665
			Net Increase (Decrease) in Net Assets Resulting from Operations				250,664	(5,531)

Dividends and Distributions to Shareholders
From net investment income							(7,136)	–
						Total Dividends and Distributions	(7,136)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							59,947	1,110,069
						Total Increase (Decrease) in Net Assets	303,475	1,104,538

Net Assets
Beginning of period							1,104,538	–
End of period (including undistributed net investment income as set forth below)							$1,408,013	$1,104,538
Undistributed (overdistributed) net investment income (loss)							$11,523	$4,300
Class A(b)			Class C(b)		Class P(b)	Institutional
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$2,666		$2,042		$11	$115,565
Reinvested	4		6		–	7,126
Redeemed	(293)		(165)		(1)	(67,014)
Net Increase (Decrease)	$2,377		$1,883		$10	$55,677
Shares:
Sold	215		168		1	9,272
Reinvested	–		–		–	575
Redeemed	(23)		(13)		–	(5,401)
Net Increase (Decrease)	192		155		1	4,446
Period Ended August 31, 2013(a)
Dollars:
Sold	N/A		N/A		N/A	$1,149,034
Redeemed	N/A		N/A		N/A	(38,965)
Net Increase (Decrease)	N/A		N/A		N/A	$1,110,069
Shares:
Sold	N/A		N/A		N/A	104,804
Redeemed	N/A		N/A		N/A	(3,570)
Net Increase (Decrease)	N/A		N/A		N/A	101,234

Distributions:
Year Ended August 31, 2014
From net investment income $	(4	) $	(6	) $	–	$(7,126)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(4	) $	(6	) $	–	$(7,126)
Period Ended August 31, 2013(a)
From net investment income	N/A		N/A		N/A	$–
From net realized gain on
investments	N/A		N/A		N/A	–
Total Dividends and Distributions	N/A		N/A		N/A	$–

(a)	Period from December 28, 2012, date operations commenced, through August 31, 2013.
(b)	Period from September 30, 2013, date operations commenced, through August 31, 2014.

See accompanying notes.

29

		STATEMENT OF CHANGES IN NET ASSETS
		PRINCIPAL FUNDS, INC.

			International Small Company Fund

Amounts in thousands
			Period Ended
			August 31, 2014(a)
Operations
Net investment income (loss)			$(2)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(44)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(59)
		Net Increase (Decrease) in Net Assets Resulting from Operations	(105)

Capital Share Transactions
Net increase (decrease) in capital share transactions			7,613
		Total Increase (Decrease) in Net Assets	7,508

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$7,508
Undistributed (overdistributed) net investment income (loss)			$(1)
	Class A	Class P
Capital Share Transactions:
Period Ended August 31, 2014(a)
Dollars:
Sold	$4,113	$3,500
Net Increase (Decrease)	$4,113	$3,500
Shares:
Sold	411	350
Net Increase (Decrease)	411	350

Distributions:
Period Ended August 31, 2014(a)
From net investment income $	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–

(a)	Period from June 11, 2014, date operations commenced, through August 31, 2014.

See accompanying notes.

30

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands						Opportunistic Municipal Fund
						Year Ended	Year Ended
						August 31, 2014	August 31, 2013
Operations
Net investment income (loss)						$974	$842
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(782)	(945)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						3,037	(2,346)
			Net Increase (Decrease) in Net Assets Resulting from Operations			3,229	(2,449)

Dividends and Distributions to Shareholders
From net investment income						(959)	(783)
From net realized gain on investments						–	(56)
					Total Dividends and Distributions	(959)	(839)

Capital Share Transactions
Net increase (decrease) in capital share transactions						1,486	9,480
					Total Increase (Decrease) in Net Assets	3,756	6,192

Net Assets
Beginning of period						21,797	15,605
End of period (including undistributed net investment income as set forth below)						$25,553	$21,797
Undistributed (overdistributed) net investment income (loss)						$57	$64
	Class A		Class C		Class P(a)
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$4,720		$1,035		$150
Reinvested	299		37		2
Redeemed	(4,117)		(632)		(8)
Net Increase (Decrease)	$902		$440		$144
Shares:
Sold	490		107		16
Reinvested	31		4		–
Redeemed	(436)		(68)		(1)
Net Increase (Decrease)	85		43		15
Year Ended August 31, 2013
Dollars:
Sold	$11,499		$1,383	$	N/A
Reinvested	217		21		N/A
Redeemed	(3,373)		(267)		N/A
Net Increase (Decrease)	$8,343		$1,137	$	N/A
Shares:
Sold	1,096		133		N/A
Reinvested	22		2		N/A
Redeemed	(351)		(29)		N/A
Net Increase (Decrease)	767		106		N/A

Distributions:
Year Ended August 31, 2014
From net investment income $	(648	) $	(309	) $	(2)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(648	) $	(309	) $	(2)
Year Ended August 31, 2013
From net investment income $	(515	) $	(268	) $	N/A
From net realized gain on
investments	(32)		(24)		N/A
Total Dividends and Distributions $	(547	) $	(292	) $	N/A

(a)	Period from December 30, 2013, date operations commenced, through August 31, 2014.

See accompanying notes.

31

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Preferred Securities Fund
									Year Ended			Year Ended
									August 31, 2014			August 31, 2013
Operations
Net investment income (loss)									$237,359				$261,478
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									111,575				153,119
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									175,910				(235,532)
		Net Increase (Decrease) in Net Assets Resulting from Operations							524,844				179,065

Dividends and Distributions to Shareholders
From net investment income										(236,623)			(264,164)
From net realized gain on investments										(120,538)			(28,016)
					Total Dividends and Distributions					(357,161)			(292,180)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(235,351)			331,510
				Total Increase (Decrease) in Net Assets						(67,668)			218,395

Net Assets
Beginning of period									4,775,956				4,557,561
End of period (including undistributed net investment income as set forth below)									$4,708,288				$4,775,956
Undistributed (overdistributed) net investment income (loss)									$	5,412			$4,795

	Class A	Class C	Class J	Class P	Institutional	R-1		R-2	R-3	R-4		R-5
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$274,121	$68,995	$11,371	$568,456	$679,526	$358		$196	$1,587	$738		$1,541
Reinvested	68,946	39,637	2,660	33,420	89,750	120		56	245	133		244
Redeemed	(641,229)	(244,016)	(9,415)	(483,997)	(691,153)	(553)		(448)	(1,996)	(1,139)		(3,505)
Net Increase (Decrease)	$(298,162) $	(135,384)	$4,616	$117,879	$78,123	$(75	) $	(196)	$(164)	$(268)		$(1,720)
Shares:
Sold	26,739	6,741	1,125	55,338	66,346	35		19	156	73		151
Reinvested	6,810	3,923	268	3,309	8,888	12		6	24	13		24
Redeemed	(62,410)	(23,888)	(935)	(47,766)	(67,894)	(54)		(44)	(198)	(112)		(347)
Net Increase (Decrease)	(28,861)	(13,224)	458	10,881	7,340	(7)		(19)	(18)	(26)		(172)
Year Ended August 31, 2013
Dollars:
Sold	$578,115	$237,955	$13,257	$641,168	$944,678	$588		$1,009	$4,050	$732		$4,573
Reinvested	61,140	29,964	1,934	18,647	71,923	93		53	181	62		254
Redeemed	(646,893)	(224,655)	(11,797)	(548,045)	(839,468)	(568)		(1,086)	(4,220)	(32)		(2,102)
Net Increase (Decrease)	$(7,638)	$43,264	$3,394	$111,770	$177,133	$113		$(24)	$11	$762		$2,725
Shares:
Sold	54,577	22,463	1,274	60,823	89,435	56		96	388	71		434
Reinvested	5,801	2,846	187	1,781	6,856	9		5	17	6		24
Redeemed	(61,354)	(21,346)	(1,138)	(52,388)	(80,183)	(54)		(105)	(402)	(3)		(200)
Net Increase (Decrease)	(976)	3,963	323	10,216	16,108	11		(4)	3	74		258

Distributions:
Year Ended August 31, 2014
From net investment income $	(50,550)	$(36,746)	$(1,796)	$(44,363)	$(102,643)	$(78	) $	(41)	$(162)	$(81	) $	(163)
From net realized gain on
investments	(26,933)	(22,683)	(883)	(22,434)	(47,326)	(43)		(20)	(83)	(52)		(81)
Total Dividends and Distributions $	(77,483)	$(59,429)	$(2,679)	$(66,797)	$(149,969)	$(121	) $	(61)	$(245)	$(133	) $	(244)
Year Ended August 31, 2013
From net investment income $	(62,891)	$(42,597)	$(1,746)	$(46,857)	$(109,486)	$(83	) $	(54)	$(165)	$(56	) $	(229)
From net realized gain on
investments	(6,912)	(5,414)	(196)	(4,724)	(10,704)	(10)		(5)	(20)	(6)		(25)
Total Dividends and Distributions $	(69,803)	$(48,011)	$(1,942)	$(51,581)	$(120,190)	$(93	) $	(59)	$(185)	$(62	) $	(254)

See accompanying notes.

32

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Small-MidCap Dividend Income Fund
								Year Ended	Year Ended
								August 31, 2014	August 31, 2013
Operations
Net investment income (loss)								$25,810	$13,261
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								32,133	11,753
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								97,318	43,756
			Net Increase (Decrease) in Net Assets Resulting from Operations					155,261	68,770

Dividends and Distributions to Shareholders
From net investment income								(17,529)	(11,564)
From net realized gain on investments								(15,942)	(933)
							Total Dividends and Distributions	(33,471)	(12,497)

Capital Share Transactions
Net increase (decrease) in capital share transactions								685,153	156,970
							Total Increase (Decrease) in Net Assets	806,943	213,243

Net Assets
Beginning of period								515,686	302,443
End of period (including undistributed net investment income as set forth below)								$1,322,629	$515,686
Undistributed (overdistributed) net investment income (loss)								$12,924	$3,006
	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Year Ended August 31, 2014
Dollars:
Sold	$175,525		$77,309	$474,606			$138,425
Reinvested	6,540		1,506		7,658		16,413
Redeemed	(142,261)		(7,222)		(47,993)		(15,353)
Net Increase (Decrease)	$39,804		$71,593	$434,271			$139,485
Shares:
Sold	13,048		5,762		34,168		9,718
Reinvested	488		113		561		1,222
Redeemed	(10,249)		(530)		(3,453)		(1,159)
Net Increase (Decrease)	3,287		5,345		31,276		9,781
Year Ended August 31, 2013
Dollars:
Sold	$97,555		$20,346		$27,321		$32,628
Reinvested	1,258		90		402		10,666
Redeemed	(11,259)		(376)		(2,110)		(19,551)
Net Increase (Decrease)	$87,554		$20,060		$25,613		$23,743
Shares:
Sold	8,205		1,678		2,259		2,685
Reinvested	110		8		35		947
Redeemed	(945)		(31)		(178)		(1,638)
Net Increase (Decrease)	7,370		1,655		2,116		1,994

Distributions:
Year Ended August 31, 2014
From net investment income $	(3,600	) $	(751	) $	(4,235	) $	(8,943)
From net realized gain on
investments	(3,361)		(998)		(4,089)		(7,494)
Total Dividends and Distributions $	(6,961	) $	(1,749	) $	(8,324	) $	(16,437)
Year Ended August 31, 2013
From net investment income $	(1,235	) $	(86	) $	(381	) $	(9,862)
From net realized gain on
investments	(84)		(6)		(24)		(819)
Total Dividends and Distributions $	(1,319	) $	(92	) $	(405	) $	(10,681)

See accompanying notes.

33

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Year Ended August 31, 2014

Opportunistic
Amounts in thousands	Municipal Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$3,229
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(16,945)
Proceeds from sale of investment securities	16,007
Net purchase of short-term securities	(83)
Decrease in fund shares sold receivable	2
Increase in accrued interest receivable	(9)
Decrease in investment securities sold	99
Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	39
Decrease in fund shares redeemed	(67)
Increase in dividends payable	8
Decrease in interest expense and fees payable	(7)
Increase in investment securities purchased	496
Net accretion of bond discounts and amortization of premiums	98
Unrealized appreciation on securities investments	(3,037)
Net realized loss from investments	782
Net cash provided by operating activities	612

Cash Flows from Financing Activities:
Proceeds from shares sold	5,905
Payment on shares redeemed	(4,757)
Dividends and distributions paid to shareholders	(621)
Net cash provided by financing activities	527

Net increase in cash	1,139

Cash:
Beginning of period	$853
End of period	$1,992

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$338
Cash paid during the year for interest expense and fees	26

See accompanying notes.

34

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Small Company Fund, Opportunistic Municipal Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective September 30, 2013, the initial purchases of $10,000 of Class A, Class C and Class P shares of Blue Chip Fund were made by Principal Management Corporation (the “Manager”).

Effective September 30, 2013, the initial purchases of $10,000 of Class A, Class C and Class P shares of Global Opportunities Fund were made by the Manager.

Effective December 30, 2013, the initial purchase of $10,000 of Class P shares of Opportunistic Municipal Fund was made by the Manager.

Effective June 12, 2014, the initial purchase of $4,000,000 of Class A shares and $3,500,000 of Class P shares of International Small Company Fund was made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

35

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

2. Significant Accounting Policies (Continued)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the Fund:

Diversified		Global		Global		International
Real Asset Fund		Multi-Strategy Fund		Opportunities Fund		Small Company Fund
Euro	5.2%	Euro	5.1%	Euro	12.9%	Japanese Yen	24.6%
				Japanese Yen	7.3	Euro	22.7
				Canadian Dollar	7.1	British Pound	19.6
				British Pound	7.0	Canadian Dollar	12.8
						Australian Dollar	5.6

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other fund expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

36

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2014, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2011-2014. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the year ended August 31, 2014, Preferred Securities Fund borrowed from the Facility. Diversified Real Asset Fund, Global Multi-Strategy Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended August 31, 2014, Diversified Real Asset Fund, Global Opportunities Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

37

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Agreements or similar agreements.

As of August 31, 2014, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Diversified Real Asset Fund
Financial Derivative Instruments: Over the Counter Summary

				Counterparty

	Barclays	BOA	BNP	Citigroup	CS	Deutsche	Goldman	JPM	Total
Assets*
Foreign Currency Contracts	$206	$—	$86	$268	$—	$516	$7	$43	$1,126
Interest Rate Swaps	105	—	—	—	—	—	—	—	105
Purchased Capped Options	2	—	—	—	—	—	—	—	2
Purchased Interest Rate Swaptions	338	—	—	—	—	—	—	—	338
Total OTC	$651	$—	$86	$268	$—	$516	$7	$43	$1,571

Liabilities*
Foreign Currency Contracts	$(42)	$(75)	$(13)	$—	$(1)	$(46)	$—	$—	$(177)
Interest Rate Swaps	(100)	—	—	—	—	—	—	—	(100)
Written Interest Rate Swaptions	(399)	—	—	—	—	—	—	—	(399)
Total OTC	$(541)	$(75)	$(13)	$—	$(1)	$(46)	$—	$—	$(676)

Net Market Value of OTC
Derivatives	$110	$(75)	$73	$268	$(1)	$470	$7	$43	$895
Collateral (Received)/Pledged**	—	—	—	—	—	—	—	—	—
Net Exposure	$110	$(75)	$73	$268	$(1)	$470	$7	$43	$895

38

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2014

3. Operating Policies (Continued)

Fund: Global Multi-Strategy Fund
Financial Derivative Instruments: Over the Counter Summary

							Counterparty

	BOA BNYM Barclays BNP Citigroup CS						Deutsche Goldman HSBC JPM				ML	MS	RBS	UBS	Total
Assets*
EquityBasketSwaps	$—	$—	$—	$—	$—	$—	$681	$—	$—	$—	$—	$646	$—	$—	$1,327
Credit Default Swaps	83	—	146	43	600	98	185	200	437	53	34	55	—	—	1,934
Synthetic
Futures	816	—	—	—	—	—	—	—	—	—	—	16	—	—	832
Purchased Capped
Options	—	—	—	—	—	—	—	252	—	—	—	—	—	—	252
Purchased Forward
Volatility
Agreements	—	—	—	—	—	—	—	93	—	—	—	—	—	—	93
Interest Rate Swaps	—	—	—	—	—	—	—	224	—	4	—	—	—	—	228
Purchased Interest
Rate Swaptions	162	—	—	—	—	—	9	6	—	18	—	—	—	—	195
Foreign Currency
Contracts	5,667	1,108	133	656	49	2,680	3	108	124	32	52	—	2,665	22	13,299
Total OTC	$6,728	$1,108	$279	$699	$649	$2,778	$878	$883	$561	$107	$86	$717	$2,665	$22	$18,160

Liabilities*
Equity Basket Swaps	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(1,414)	$—	$—	$(1,414)
Credit Default Swaps	(11)	—	—	—	(31)	—	(65)	(96)	(102)	(581)	(72)	—	—	—	(958)
Written Credit
Default Swaptions	—	—	—	—	—	—	—	(12)	—	(24)	—	—	—	—	(36)
Synthetic Futures	(50)	—	—	—	—	—	—		—	—	—	(172)	—	—	(222)
Written Capped
Options	—	—	—	—	—	—	—	(246)	—	—	—	—	—	—	(246)
Interest Rate Swaps	(29)	—	—	(2)	—	—	(176)	(5)	—	—	—	—	—	(25)	(237)
Written Interest Rate
Swaptions	(178)	—	—	—	—	—	(11)	(97)	—	(29)	—	—	—	—	(315)
Foreign Currency
Contracts	(3,852)	(37)	(24)	(8)	(24)	(2,212)	—	(82)	(45)	(7)	(11)	(7)	(2,164)	(13)	(8,486)
Total OTC	$(4,120)	$(37)	$(24) $(10)		$(55)	$(2,212)	$(252)	$(538)	$(147)	$(641)	$(83) $(1,593) $(2,164)			$(38) $(11,914)

Net Market Value of
OTC Derivatives	$2,608	$1,071	$255	$689	$594	$566	$626	$345	$414	$(534)	$3	$(876)	$501	$(16)	$6,246
Collateral
(Received)/Pledged**	(750)	—	(199)	—	(590)	(402)	—	(286)	—	370	—	924	—	—	(933)
Net Exposure	$1,858	$1,071	$56	$689	$4	$164	$626	$59	$414	$(164)	$3	$48	$501	$(16)	$5,313

							Total Borrowings and
	Repurchase Agreement				Payable for Reverse			Other Financing			Collateral
Counterparty	Proceeds to be Received			Repurchase Agreements				Transactions		(Received)/Pledged				Net Exposure
Barclays Bank PLC		$69,278			$(67,396)			$1,882			$69			$1,951
Deutsche Bank		60,100				—		60,100			(61,269)			(1,169)

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedule of investments.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

39

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

Credit Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

40

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Options Contracts. During the period Global Multi-Strategy Fund and Diversified Real Asset Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the year ended August 31, 2014, were as follows:

		Notional Amount
Diversified Real Asset Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	242	14,400	$122
Options written	570	36,000	709
Options expired	(376)	—	(97)
Options closed	(331)	(18,100)	(229)
Options exercised	(105)	—	(38)
Balance at end of period	—	32,300	$467

		Notional Amount
Global Multi-Strategy Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	4,450,886	34,700	$3,801
Options written	18,773,770	623,050	8,024
Options expired	(8,150,089)	(171,150)	(696)
Options closed	(6,507,843)	(147,200)	(6,254)
Options exercised	(364)	(71,100)	(274)
Balance at end of period	8,566,360	268,300	$4,601

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

41

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.

Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. The fund also pays the counterparty a fee to compensate them for holding the collateral security and the amount is recorded as interest expense on the statement of operations.

Global Master Repurchase Agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each fund’s statement of operations. As of August 31, 2014, the Funds had securities on loan as follows (in thousands):

	Market Value	Collateral Value
Preferred Securities Fund	$3,003	$3,077
Small-MidCap Dividend Income Fund	23,540	24,080

Sell-buyback arrangements. During the period Global Multi-Strategy Fund entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed-upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a decrease to interest income in the statements of operations.

42

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of August 31, 2014, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Diversified Real Asset Fund	$1,960	$(39)

Short Sales. Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

43

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

44

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2014 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of August 31, 2014, counterparties had pledged collateral for swap agreements of $2,315,726 for the Global Multi-Strategy Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of Global Multi-Strategy Fund.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds").

The performance and risks of each Principal LifeTime Fund, and SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

45

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

3. Operating Policies (Continued)

As of August 31, 2014, the SAM Portfolios, Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Blue Chip Fund	96.20%
Diversified Real Asset Fund	25.57
Global Multi-Strategy Fund	64.24
Global Opportunities Fund	99.34
Preferred Securities Fund	11.69
Small-MidCap Dividend Income Fund	32.05

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives August 31, 2014			Liability Derivatives August 31, 2014
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Foreign exchange contracts	Receivables		$1,255	Payables	$177
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$917*	Payables, Net Assets Consist of Net unrealized	$1,205	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	2,172		$1,382
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$1,987	Payables, Net Assets Consist of Net unrealized	$1,265
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$6,853* Payables, Net Assets Consist of Net unrealized		$10,695	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$13,375	Payables	$8,545
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$5,087* Payables, Net Assets Consist of Net unrealized		$2,272	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	27,302		$22,777

*Includes cumulative unrealized appreciation/depreciation of futures, and certain synthetic futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

46

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2014

3. Operating Policies (Continued)
			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	Operations

Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$415	$920
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(2,615)	$(998)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(2,200)	$(78)

Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Investment	$(2,361)	$(116)
	transactions, Options and swaptions, and
	Swap agreements/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$(32,571)	$(7,983)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$2,662	$3,094
	transactions, Foreign currency transactions,
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions, and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(3,149)	$2,820
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(35,419)	$(2,185)

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the year ended August 31, 2014.

47

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

-Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

-Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

-Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

48

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

4. Fair Valuation (Continued)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 1 to Level 2 at August 31, 2014 due to lack of exchange traded valuation data; however, observable market inputs were available to support these valuations:

Global Multi-Strategy Fund	$37,037
Preferred Securities Fund	$11,121,450

Below are transfers from Level 2 to Level 1 at August 31, 2014 due to the resumption of trading for previous thinly traded securities:

Global Multi-Strategy Fund	$1,841,181

The following is a summary of the inputs used as of August 31, 2014 in valuing the Funds' securities carried at value (amounts shown
in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$435,150	$—	$—	$435,150
Investment Companies	396	—	—	396
Total investments in securities $	435,546	$—	$—	$435,546

Diversified Real Asset Fund
Bonds	$—	$258,360	$—	$258,360
Commodity Indexed Structured Notes	—	132,032	—	132,032
Common Stocks
Basic Materials	85,098	46,007	—	131,105
Communications	17,746	6,889	—	24,635
Consumer, Cyclical	7,921	8,206	—	16,127
Consumer, Non-cyclical	52,578	60,936	—	113,514
Diversified	3,034	3,911	—	6,945
Energy	654,414	15,120	—	669,534
Financial	236,819	109,342	—	346,161
Industrial	90,464	55,301	—	145,765
Utilities	65,574	81,619	—	147,193
Investment Companies	133,612	—	—	133,612
Senior Floating Rate Interests	—	444,992	—	444,992
U.S. Government & Government Agency Obligations	—	422,795	—	422,795
Purchased Interest Rate Swaptions	—	338	—	338
Purchased Capped Option	—	2	—	2
Purchased Options	269	129	—	398
Total investments in securities $	1,347,529	$1,645,979	$—	$2,993,508
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,126	$—	$1,126

Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$52	$—	$52
Futures	151	—	—	151
Interest Rate Swaps	—	105	—	105

49

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2014

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified Real Asset Fund (continued)
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(177)	$—	$(177)

Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(360)	$—	$(360)
Futures	(346)	—	—	(346)
Interest Rate Swaps	—	(100)	—	(100)
Interest Rate Swaptions	—	(399)	—	(399)

Global Multi-Strategy Fund
Bonds	$—	$407,161	$3,120	$410,281
Certificate of Deposit	—	6,506	—	6,506
Commercial Paper	—	793	—	793
Common Stocks
Basic Materials	27,978	21,758	—	49,736
Communications	101,258	14,007	—	115,265
Consumer, Cyclical	112,313	21,508	—	133,821
Consumer, Non-cyclical	167,362	22,746	—	190,108
Diversified	355	99	—	454
Energy	59,372	5,785	—	65,157
Exchange Traded Funds	2,429	304	—	2,733
Financial	93,776	24,263	—	118,039
Industrial	100,776	26,569	—	127,345
Technology	96,561	10,617	—	107,178
Utilities	15,879	2,988	—	18,867
Convertible Bonds	—	39,939	564	40,503
Convertible Preferred Stocks
Basic Materials	405	—	—	405
Communications	—	—	39	39
Consumer, Non-cyclical	1,063	107	—	1,170
Energy	35	361	—	396
Financial	2,122	1,348	—	3,470
Technology	—	—	85	85
Utilities	4,314	—	—	4,314
Investment Companies	372,098	—	—	372,098
Municipal Bonds	—	192	—	192
Preferred Stocks
Communications	—	236	—	236
Consumer, Cyclical	—	374	—	374
Consumer, Non-cyclical	—	26	—	26
Financial	47	955	—	1,002
Industrial	—	111	—	111
Technology	—	210	—	210
Utilities	—	149	—	149
Repurchase Agreements	—	129,378	—	129,378
Senior Floating Rate Interests	—	36,980	—	36,980
U.S. Government & Government Agency Obligations	—	84,610	—	84,610
Purchased Interest Rate Swaptions	—	195	—	195
Purchased Capped Option	—	252	—	252
Purchased Forward Volatility Agreements	—	93	—	93
Purchased Options	3,439	76	—	3,515
Total investments in securities $	1,161,582	$860,696	$3,808	$2,026,086

50

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2014

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund (continued)
Short Sales
Bonds	$—	$(60,393)	$—	$(60,393)
Common Stocks
Basic Materials	(11,158)	(3,814)		(14,972)
Communications	(31,734)	(1,485)	—	(33,219)
Consumer, Cyclical	(41,073)	(3,574)	—	(44,647)
Consumer, Non-cyclical	(48,893)	(2,796)	—	(51,689)
Diversified	(543)	—	—	(543)
Energy	(32,960)	(2,268)	—	(35,228)
Financial	(40,389)	(4,719)	—	(45,108)
Industrial	(27,608)	(5,873)	—	(33,481)
Technology	(32,904)	(2,010)	—	(34,914)
Utilities	(16,108)	(218)	—	(16,326)
Preferred Stocks
Consumer, Cyclical	—	(469)	—	(469)
Energy	—	(116)	—	(116)
U.S. Government & Government Agency Obligations	—	(14,716)	—	(14,716)
Total investments in securities sold short $	(283,370)	$(102,451)	$—	$(385,821)
Assets
Credit Contracts**
Credit Default Swaps	$—	$1,934	$—	$1,934
Exchange Cleared Credit Default Swaps	—	53	—	53

Equity Contracts**
Futures	$2,064	$—	$—	$2,064
Synthetic Futures	—	23	—	23
Total Return Equity Basket Swaps	—	1,327	—	1,327
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$12,887	$—	$12,887
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$580	$—	$580
Futures	2,930	—	—	2,930
Interest Rate Swaps	—	228	—	228
Synthetic Futures	—	809	—	809

Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(958)	$—	$(958)
Credit Default Swaptions	—	(36)	—	(36)
Exchange Cleared Credit Default Swaps	—	(271)	—	(271)

Equity Contracts**
Futures	$(7,376)	$—	$—	$(7,376)
Written Options	(1,712)	—	—	(1,712)
Synthetic Futures	—	(95)	—	(95)
Total Return Equity Basket Swaps	—	(1,414)	—	(1,414)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(8,074)	$—	$(8,074)
Written Options	—	(56)	—	(56)

Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(364)	$—	$(364)
Futures	(1,080)	—	—	(1,080)
Capped Option	—	(246)	—	(246)
Interest Rate Swaps	—	(237)	—	(237)
Interest Rate Swaptions	—	(315)	—	(315)
Written Options	(4)	—	—	(4)
Synthetic Futures	—	(26)	—	(26)
Global Opportunities Fund
Common Stocks
Basic Materials	$11,739	$13,750	$—	$25,489
Communications	62,719	39,617	—	102,336
Consumer, Cyclical	60,950	59,923	—	120,873
Consumer, Non-cyclical	292,884	156,327	—	449,211
Energy	64,196	59,998	—	124,194
Financial	122,287	102,073	—	224,360
Industrial	58,713	57,526	—	116,239
Technology	109,661	12,969	—	122,630
Utilities	30,294	76,920	—	107,214
Investment Companies	11,935	—	—	11,935
Total investments in securities $	825,378	$579,103	$—	$1,404,481

51

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2014

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Small Company Fund
Common Stocks
Basic Materials		$176	$505	$—	$681
Communications		35	459	—	494
Consumer, Cyclical		69	1,365	—	1,434
Consumer, Non-cyclical		55	948	—	1,003
Energy		359	65	—	424
Financial		107	1,375	—	1,482
Industrial		74	1,188	—	1,262
Technology		50	349	—	399
Utilities		39	130	—	169
Investment Companies		139	—	—	139
Preferred Stocks
Industrial		—	27	—	27
	Total investments in securities $	1,103	$6,411	$—	$7,514

Opportunistic Municipal Fund
Bonds		$—	$859	$—	$859
Common Stocks*		699	—	—	699
Municipal Bonds		—	25,909	—	25,909
	Total investments in securities $	699	$26,768	$—	$27,467

Preferred Securities Fund
Bonds		$—	$2,576,690	$—	$2,576,690
Common Stocks*		669	—	—	669
Convertible Preferred Stocks
Financial		—	45,683	—	45,683
Investment Companies		27,792	—	—	27,792
Preferred Stocks
Communications		153,011	59,999	—	213,010
Financial		1,467,161	113,271	—	1,580,432
Government		—	56,580	—	56,580
Industrial		27,221	—	—	27,221
Utilities		125,816	16,993	—	142,809
	Total investments in securities $	1,801,670	$2,869,216	$—	$4,670,886

Small-MidCap Dividend Income Fund
Common Stocks*		$1,215,148	$—	$—	$1,215,148
Investment Companies		107,577	—	—	107,577
	Total investments in securities $	1,322,725	$—	$—	$1,322,725

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Exchange Cleared Swaps, Futures, Foreign Currency Contracts, and Synthetic Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows: (amounts in thousands):

				Accrued
				Discounts/
				Premiums							Net Change in Unrealized
		Value	Realized	and Change		Proceeds	Transfers		Transfers	Value	Appreciation/(Depreciation)
		August	Gain/	in Unrealized		from	into Level		Out of	August 31,	on Investments Held at
Fund	31, 2013		(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**	2014	August 31, 2014
Opportunistic Municipal Fund
Bonds		$323	$—	$—	$—	$—	$—		$(323)	$—	$—
	Total $	323	$—	$—	$—	$—	$—		$(323)	$—	$—

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by pricing services **Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

52

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund
	First $500	Next $500	Next $500	Over $1.5
	million	million	million	billion
Blue Chip Fund	.70%	.68%	.66%	.65%
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55
Global Opportunities Fund	.85	.83	.81	.80
International Small Company Fund	1.05	1.03	1.01	1.00
Opportunistic Municipal Fund	.50	.48	.46	.45
Small-MidCap Dividend Income Fund	.80	.78	.76	.75

			Net Assets of Fund
	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
	million	million	million	million	billion	billion

Diversified Real Asset Fund	.85%	.83%	.81%	.80%	.79%	.78%
Preferred Securities Fund	.75	.73	.71	.70	.69	.68

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense and dividend and interest expense on short sales the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2013 through August 31, 2014
	Class A		Class C		Institutional	Expiration
Blue Chip Fund	1.35	% *	2.10	% *	.75%	December 31, 2014
Diversified Real Asset Fund	1.25		2.00		N/A	December 31, 2014
Global Multi-Strategy Fund	2.00		2.75		1.65	December 31, 2014
Global Opportunities Fund	1.50	*	2.25	*	.95	December 31, 2014
International Small Company Fund	1.60	^	N/A		N/A	December 29, 2015
Opportunistic Municipal Fund	.90		1.65		N/A	December 31, 2014
Small-MidCap Dividend Income Fund	1.40		2.15		N/A	December 31, 2014

*Period from September 30, 2013 through August 31, 2014. Expiration is December 29, 2014.
^Period from June 12, 2014 through August 31, 2014.

53

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

5. Management Agreement and Transactions with Affiliates (continued)

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2013 through August 31, 2014
	Class P		Expiration
Blue Chip Fund	.20	% ^	December 29, 2014
Diversified Real Asset Fund	.20		December 31, 2014
Global Multi-Strategy Fund	.20		December 31, 2014
Global Opportunities Fund	.20	^	December 29, 2014
International Small Company Fund	.20	^^^	December 29, 2015
Opportunistic Municipal Fund	.20	^^	December 29, 2014
Preferred Securities Fund	.20		December 31, 2014
Small-MidCap Dividend Income Fund	.20		December 31, 2014

^ Period from September 30, 2013 through August 31, 2014
^^Period from December 30, 2013 through August 31, 2014.
^^^Period from June 11, 2014 through August 31, 2014.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .25%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively. Prior to January 1, 2014, the annual rate for Class J was .45%.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .24% for Class J shares. The contractual limit expires on December 31, 2014. Prior to December 30, 2013, the contractual limit was .25%.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund and Preferred Securities Fund, and 5.50% for Blue Chip Fund, Global Opportunities Fund, International Small Company Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the year ended August 31, 2014, were as follows (in thousands):

	Class A	Class C	Class J
Diversified Real Asset Fund	$55	$9	N/A
Global Multi-Strategy Fund	61	9	N/A
Global Opportunities Fund	15	–	N/A
International Small Company Fund	1	N/A	N/A
Opportunistic Municipal Fund	12	2	N/A
Preferred Securities Fund	236	143	$5
Small-MidCap Dividend Income Fund	335	17	N/A

54

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

5. Management Agreement and Transactions with Affiliates (continued)

Affiliated Ownership. At August 31, 2014, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Class P	Institutional
Diversified Real Asset Fund	–	–	–	36,206
Global Multi-Strategy Fund	–	–	–	8,070
Global Opportunities Fund	–	–	1	–
International Small Company Fund	400	N/A	350	N/A
Opportunistic Municipal Fund	750	750	1	N/A
Preferred Securities Fund	–	–	–	8,566
Small-MidCap Dividend Income Fund	–	–	–	2

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $194,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions

to any member of the Principal Financial Group during the year ended August 31, 2014.		Brokerage commissions were paid to
affiliates of sub-advisors as follows (amounts in thousands):

	Year Ended
	August 31, 2014
Diversified Real Asset Fund	$8

6. Investment Transactions

For the year ended August 31, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Blue Chip Fund	$321,523	$132,529	$—	$—
Diversified Real Asset Fund	1,756,780	1,081,876	—	—
Global Multi-Strategy Fund	2,162,432	1,822,189	735,759	761,187
Global Opportunities Fund	1,693,022	1,614,515	—	—
International Small Company Fund	8,156	679	—	—
Opportunistic Municipal Fund	16,945	16,007	—	—
Preferred Securities Fund	895,825	1,241,782	—	—
Small-MidCap Dividend Income Fund	747,889	154,723	—	—

For the year ended August 31, 2014, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Diversified Real Asset Fund	$457,475	$361,648	$—	$—
Global Multi-Strategy Fund	173,970	208,806	97,654	93,669

55

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended August 31, 2014, and August 31, 2013 were as follows (amounts in thousands):

						Long-Term
	Ordinary Income Tax-Exempt Income^					Capital Gain*
	2014	2013		2014	2013	2014	2013
Blue Chip Fund	$1,164	$39	$	— $	— $	9	$—
Diversified Real Asset Fund	37,135	17,647		—	—	6,354	33,548
Global Multi-Strategy Fund	7,661	6,899		—	—	5,336	—
Global Opportunities Fund	7,136	—		—	—	—	—
Opportunistic Municipal Fund	53	70		906	769	—	—
Preferred Securities Fund	236,623	264,164		—	—	120,538	28,016
Small-MidCap Dividend Income Fund	18,384	11,564		—	—	15,087	933

^ The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2014, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

							Total
	Undistributed	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains	Capital Loss	(Depreciation)	Differences*	(Deficit)
Blue Chip Fund	$12,202	$—	$1,969	$—	$53,096	$—	$67,267
Diversified Real Asset Fund	40,867	—	17,607	—	268,761	(30)	327,205
Global Multi-Strategy Fund	11,605	—	28,612	—	60,849	(9,758)	91,308
Global Opportunities Fund	89,800	—	43,397	—	104,800	—	237,997
International Small Company Fund	29	—	—	(43)	(89)	—	(103)
Opportunistic Municipal Fund	—	15	—	(1,709)	1,105	—	(589)
Preferred Securities Fund	5,092	—	82,515	—	372,475	—	460,082
Small-MidCap Dividend Income Fund	8,422	—	22,801	—	163,289	—	194,512

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, and defaulted securities.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2014, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Short-Term Long-Term		Total
Opportunistic Municipal Fund	$1,343	$366	$1,709

As of August 31, 2014, Global Opportunities Fund utilized $21,522,000 of capital loss carryforward.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.

Late-Year Losses. A regulated investment company may elect to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2014, International Small Company Fund had an approximate late-year capital loss of $43,000.

56

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2014, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Diversified Real Asset Fund	$15,739	$(15,707)	$(32)
Global Multi-Strategy Fund	3,609	(3,609)	—
Global Opportunities Fund	(288)	288	—
International Small Company Fund	1	1	(2)
Opportunistic Municipal Fund	(22)	22	—
Preferred Securities Fund	(119)	119	—
Small-MidCap Dividend Income Fund	1,637	(1,615)	(22)

Federal Income Tax Basis. At August 31, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$57,267	$(4,171)	$53,096	$382,450
Diversified Real Asset Fund	299,980	(30,846)	269,134	2,724,374
Global Multi-Strategy Fund	108,105	(22,184)	85,921	1,940,165
Global Opportunities Fund	132,034	(27,212)	104,822	1,299,659
International Small Company Fund	273	(362)	(89)	7,603
Opportunistic Municipal Fund	1,163	(56)	1,107	22,713
Preferred Securities Fund	402,525	(33,323)	369,202	4,296,444
Small-MidCap Dividend Income Fund	182,545	(19,256)	163,289	1,159,436

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

57

Schedule of Investments
Blue Chip Fund
August 31, 2014

COMMON STOCKS - 99.87%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Agriculture - 0.70%			Metal Fabrication & Hardware - 1.58%
Philip Morris International Inc	35,787	$3,063	Precision Castparts Corp	28,253	$6,895

Banks - 3.78%			Miscellaneous Manufacturing - 1.45%
Wells Fargo & Co	319,777	16,449	Danaher Corp	82,372	6,310

Beverages - 7.54%			Oil & Gas - 3.65%
Anheuser-Busch InBev NV ADR	86,636	9,684	Apache Corp	38,117	3,881
Diageo PLC ADR	58,381	6,998	EOG Resources Inc	18,592	2,043
PepsiCo Inc	106,982	9,895	Exxon Mobil Corp	62,605	6,227
Pernod Ricard SA ADR	119,744	2,819	Hess Corp	37,267	3,768
SABMiller PLC ADR	63,015	3,471			$15,919
		$32,867	Pharmaceuticals - 2.99%
Building Materials - 0.99%			Johnson & Johnson	24,339	2,524
Martin Marietta Materials Inc	33,087	4,333	Valeant Pharmaceuticals International Inc (a)	89,503	10,499
					$13,023

Chemicals - 3.66%			Pipelines - 1.46%
Air Products & Chemicals Inc	88,537	11,794	Kinder Morgan Inc/DE	154,384	6,215
Praxair Inc	31,530	4,148	Kinder Morgan Inc/DE - Warrants (a)	32,900	129
		$15,942			$6,344

Commercial Services - 5.05%			Real Estate - 4.86%
MasterCard Inc	214,647	16,272	Brookfield Asset Management Inc	443,784	21,191
Moody's Corp	61,182	5,725
		$21,997	REITS - 2.41%
Cosmetics & Personal Care - 0.46%			American Tower Corp	69,219	6,825
Colgate-Palmolive Co	30,677	1,986	Crown Castle International Corp	46,014	3,659
					$10,484

Distribution & Wholesale - 0.66%			Retail - 12.38%
Fastenal Co	63,335	2,868	AutoZone Inc (a)	5,604	3,020
			CarMax Inc (a)	96,030	5,032
			O'Reilly Automotive Inc (a)	14,042	2,190
Diversified Financial Services - 9.10%			Starbucks Corp	236,744	18,421
American Express Co	60,845	5,449	TJX Cos Inc/The	100,428	5,987
BlackRock Inc	34,769	11,492	Walgreen Co	196,990	11,922
Charles Schwab Corp/The	237,822	6,780	Yum! Brands Inc	101,467	7,349
FNF Group	96,322	2,727
Visa Inc	62,222	13,223			$53,921
		$39,671	Software - 8.49%
			Adobe Systems Inc (a)	154,714	11,124
Food - 6.94%			Microsoft Corp	425,410	19,327
Mondelez International Inc	229,296	8,298	Oracle Corp	157,123	6,525
Nestle SA ADR	250,338	19,419
Unilever NV - NY shares	60,982	2,539			$36,976
		$30,256	TOTAL COMMON STOCKS		$435,150
			INVESTMENT COMPANIES - 0.09%	Shares Held	Value (000	's)
Holding Companies - Diversified - 1.42%
Leucadia National Corp	185,525	4,625	Publicly Traded Investment Fund - 0.09%
Liberty TripAdvisor Holdings Inc (a)	43,800	1,567	Goldman Sachs Financial Square Funds -	396,451	396
		$6,192	Government Fund

Insurance - 10.17%			TOTAL INVESTMENT COMPANIES		$396
Aon PLC	40,882	3,563	Total Investments		$435,546
Berkshire Hathaway Inc - Class B (a)	157,496	21,617	Other Assets in Excess of Liabilities, Net - 0.04%		$189
Brown & Brown Inc	69,745	2,275	TOTAL NET ASSETS - 100.00%		$435,735
Loews Corp	157,857	6,905
Markel Corp (a)	15,055	9,933
		$44,293	(a) Non-Income Producing Security

Internet - 6.11%
Google Inc - A Shares (a)	25,087	14,610
Google Inc - C Shares (a)	18,113	10,353
Liberty Ventures (a)	43,800	1,668
		$26,631

Lodging - 0.48%
Wynn Resorts Ltd	10,887	2,100

Media - 3.54%
Discovery Communications Inc - C Shares (a)	228,596	9,823
Liberty Global PLC - C Shares (a)	133,934	5,616
		$15,439

See accompanying notes

58

Schedule of Investments
Blue Chip Fund
August 31, 2014

Portfolio Summary (unaudited)
Sector	Percent
Financial	30.32%
Consumer, Non-cyclical	23.68%
Consumer, Cyclical	13.52%
Communications	9.65%
Technology	8.49%
Energy	5.11%
Industrial	4.02%
Basic Materials	3.66%
Diversified	1.42%
Exchange Traded Funds	0.09%
Other Assets in Excess of Liabilities, Net	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes

59

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

COMMON STOCKS - 53.69%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 0.36%			Engineering & Construction (continued)
Adecoagro SA (a)	21,875	$207	Obrascon Huarte Lain SA	228,100	$8,353
Archer-Daniels-Midland Co	81,434	4,060			$35,575
Bunge Ltd	50,739	4,295	Environmental Control - 0.46%
Genus PLC	8,431	157	Darling Ingredients Inc (a)	142,643	2,750
Japfa Comfeed Indonesia Tbk PT	9,088,300	1,003	Waste Connections Inc	221,100	10,847
SLC Agricola SA	116,100	896
		$10,618			$13,597
			Food - 1.39%
Automobile Manufacturers - 0.12%			Ajinomoto Co Inc	134,000	2,181
Mahindra & Mahindra Ltd	81,406	1,900	Almarai Co - Warrants (a)	80,190	1,660
Mahindra & Mahindra Ltd - Warrants (a)	68,165	1,586
			Aryzta AG (a)	22,699	2,074
		$3,486	Cal-Maine Foods Inc	18,584	1,470
Beverages - 0.03%			China Mengniu Dairy Co Ltd	268,000	1,242
Mcleod Russel India Ltd - Warrants (a)	210,380	1,023	ConAgra Foods Inc	139,178	4,482
			Cosan Ltd	124,582	1,806
			Fuji Oil Co Ltd/Osaka	103,300	1,698
Building Materials - 0.21%			Hormel Foods Corp	59,690	3,025
Ainsworth Lumber Co Ltd (a)	28,914	72
			Iwatsuka Confectionery Co Ltd	12,300	614
Duratex SA	670,500	3,013	JBS SA	411,600	1,859
Louisiana-Pacific Corp (a)	168,110	2,399
			Kato Sangyo Co Ltd	30,400	663
Norbord Inc	32,385	687	Marfrig Global Foods SA (a)	440,700	1,500
		$6,171	Marine Harvest ASA	1	—
Chemicals - 1.28%			Saputo Inc	64,499	3,924
Agrium Inc	57,423	5,430	Sysco Corp	138,452	5,238
CF Industries Holdings Inc	16,938	4,365	Tate & Lyle PLC	257,539	2,893
China BlueChemical Ltd	3,610,000	1,779	Toyo Suisan Kaisha Ltd	52,000	1,628
Givaudan SA (a)	2,062	3,428	Tyson Foods Inc	42,835	1,630
Israel Chemicals Ltd	321,020	2,486	Want Want China Holdings Ltd	1,478,000	1,834
Koninklijke DSM NV	33,712	2,252			$41,421
Mosaic Co/The	110,708	5,287	Forest Products & Paper - 2.63%
Potash Corp of Saskatchewan Inc	65,638	2,306	Acadian Timber Corp	55,010	708
Potash Corp of Saskatchewan Inc	71,299	2,507	BillerudKorsnas AB	63,951	925
Sensient Technologies Corp	32,990	1,851	Canfor Corp (a)	238,740	5,538
Syngenta AG	3,715	1,334	Clearwater Paper Corp (a)	15,545	1,076
Tessenderlo Chemie NV (a)	47,677	1,428
			Deltic Timber Corp	70,687	4,682
Uralkali OJSC	27,005	504	Empresas CMPC SA	1,839,590	4,640
Yara International ASA	64,345	3,226	Fibria Celulose SA ADR(a)	285,378	2,956
		$38,183	Holmen AB	110,880	3,540
Coal - 0.05%			Interfor Corp (a)	199,723	3,057
Consol Energy Inc	34,222	1,379	International Paper Co	28,272	1,370
			KapStone Paper and Packaging Corp (a)	30,064	924
			Klabin SA	1,272,400	6,486
Commercial Services - 1.76%			Masisa SA	3,864,079	178
Atlantia SpA	818,300	20,809	MeadWestvaco Corp	62,955	2,707
CCR SA	1,299,000	11,699	Metsa Board OYJ	128,615	588
COSCO Pacific Ltd	3,833,800	5,371	Mondi PLC	354,145	6,084
Multi-Color Corp	35,827	1,662	PH Glatfelter Co	6,426	160
Transurban Group	1,457,993	10,983	Pope Resources a Delaware LP	34,288	2,299
Zhejiang Expressway Co Ltd	1,993,600	1,983	Portucel SA	149,117	643
		$52,507	Smurfit Kappa Group PLC	27,633	625
Consumer Products - 0.10%			Smurfit Kappa Group PLC	125,214	2,842
Kimberly-Clark Corp	27,554	2,976	Stora Enso OYJ	399,041	3,483
			Sumitomo Forestry Co Ltd	171,300	1,914
			Suzano Papel e Celulose SA	932,300	3,707
Cosmetics & Personal Care - 0.11%			Svenska Cellulosa AB SCA	218,816	5,264
Unicharm Corp	47,500	3,120	TFS Corp Ltd	707,220	1,313
			UPM-Kymmene OYJ	67,403	1,015
Electric - 0.83%			Wausau Paper Corp	51,701	471
Cia Energetica de Minas Gerais ADR	303,500	2,607	West Fraser Timber Co Ltd	140,042	7,090
GDF Suez	438,300	10,804	Western Forest Products Inc	977,254	2,211
Infraestructura Energetica Nova SAB de CV	444,400	2,675			$78,496
Origin Energy Ltd	596,800	8,662	Gas - 3.16%
		$24,748	Beijing Enterprises Holdings Ltd	1,359,600	11,715
Electronics - 0.11%			ENN Energy Holdings Ltd	1,134,300	8,005
Trimble Navigation Ltd (a)	99,332	3,304	NiSource Inc	339,600	13,472
			Sempra Energy	252,200	26,726
			Snam SpA	3,144,500	18,294
Engineering & Construction - 1.19%			Tokyo Gas Co Ltd	1,896,300	10,768
Abengoa SA	814,400	4,679	Western Gas Equity Partners LP (b)	89,900	5,389
Ferrovial SA	664,300	13,521			$94,369
Flughafen Zuerich AG (b)	13,800	9,022

See accompanying notes.

60

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services - 0.06%			Oil & Gas (continued)
Brookdale Senior Living Inc (a)	52,900	$1,849	Bankers Petroleum Ltd (a)	77,192	$469
			Bonanza Creek Energy Inc (a)	11,670	717
			Canadian Natural Resources Ltd	15,170	661
Holding Companies - Diversified - 0.23%			Cheniere Energy Inc (a)	10,151	815
Cengage Learning Holdings II LP (a)	11,792	377
			Cimarex Energy Co	12,642	1,835
Empresas COPEC SA	208,687	2,657	Cobalt International Energy Inc (a)	38,777	595
Wharf Holdings Ltd/The	500,233	3,911	Concho Resources Inc (a)	22,667	3,220
		$6,945	Denbury Resources Inc	81,965	1,411
Home Builders - 0.25%			Devon Energy Corp	24,647	1,859
Iida Group Holdings Co Ltd	116,800	1,675	EOG Resources Inc	23,565	2,589
Lennar Corp	31,239	1,224	Genel Energy PLC (a)	33,660	486
Pulte Group Inc	70,270	1,350	Gulfport Energy Corp (a)	15,995	936
Taylor Wimpey PLC	676,240	1,289	Helmerich & Payne Inc	13,516	1,420
Toll Brothers Inc (a)	55,141	1,962	Hess Corp	13,117	1,326
		$7,500	Kodiak Oil & Gas Corp (a)	29,490	480
			Kosmos Energy Ltd (a)	32,128	322
Home Furnishings - 0.04%			Kunlun Energy Co Ltd	8,086,700	13,348
Rational AG	3,735	1,169	Laredo Petroleum Inc (a)	50,889	1,203
			Lekoil Ltd (a)	314,489	317
Iron & Steel - 0.03%			Marathon Oil Corp	46,016	1,918
Reliance Steel & Aluminum Co	12,853	899	Marathon Petroleum Corp	20,476	1,863
			MEG Energy Corp (a),(d)	6,400	228
			MEG Energy Corp (a)	26,416	941
Leisure Products & Services - 0.01%			Newfield Exploration Co (a)	18,445	827
Ardent Leisure Group	135,292	396	Noble Energy Inc	47,451	3,423
			Oasis Petroleum Inc (a)	16,856	829
Lodging - 0.04%			Occidental Petroleum Corp	13,628	1,414
Accor SA	23,796	1,157	Oil Search Ltd	58,530	530
			Patterson-UTI Energy Inc	37,259	1,287
			PDC Energy Inc (a)	20,407	1,226
Machinery - Diversified - 0.74%			Phillips 66	19,389	1,687
AGCO Corp	148,072	7,232	Pioneer Natural Resources Co	5,522	1,152
Deere & Co	99,836	8,395	Range Resources Corp	18,523	1,456
Kubota Corp	327,000	4,683	Rice Energy Inc (a)	29,312	858
Valmet OYJ	154,312	1,639	Rosetta Resources Inc (a)	24,711	1,236
		$21,949	Rowan Cos PLC	15,244	462
			Sanchez Energy Corp (a)	12,788	424
Metal Fabrication & Hardware - 0.09%
Valmont Industries Inc	18,192	2,561	SM Energy Co	5,768	514
			Southwestern Energy Co (a)	23,310	960
			Suncor Energy Inc	58,010	2,384
Mining - 0.45%			Tullow Oil PLC	36,192	439
African Rainbow Minerals Ltd	29,296	500	Valero Energy Partners LP (b)	133,117	7,096
Agnico Eagle Mines Ltd	13,621	521	Western Refining Inc	13,660	636
B2Gold Corp (a)	230,469	594	Whiting Petroleum Corp (a)	17,260	1,599
Barrick Gold Corp	28,176	518			$73,751
BHP Billiton Ltd ADR	15,975	1,096
Constellium NV (a)	35,521	1,012	Oil & Gas Services - 0.63%
Eldorado Gold Corp	157,277	1,300	Cameron International Corp (a)	38,872	2,889
First Quantum Minerals Ltd	58,021	1,303	Core Laboratories NV	7,229	1,142
Freeport-McMoRan Inc	16,420	597	Dresser-Rand Group Inc (a)	6,514	451
Glencore PLC	206,490	1,243	Dril-Quip Inc (a)	24,079	2,443
Guyana Goldfields Inc (a)	117,225	349	Flotek Industries Inc (a)	28,290	786
Guyana Goldfields Inc (a),(b),(c)	31,955	95	FMC Technologies Inc (a)	10,826	670
Ivanhoe Mines Ltd (a)	103,713	138	Halliburton Co	48,912	3,307
Kinross Gold Corp (a)	86,291	340	Independence Contract Drilling Inc (a)	30,047	346
Northern Dynasty Minerals Ltd (a)	29,655	20	National Oilwell Varco Inc	21,618	1,868
Platinum Group Metals Ltd (a)	57,507	62	Schlumberger Ltd	32,751	3,591
Randgold Resources Ltd ADR	14,895	1,254	Superior Energy Services Inc	38,574	1,383
Rio Tinto PLC ADR	22,258	1,196			$18,876
Silver Wheaton Corp	20,986	525	Packaging & Containers - 0.60%
Southern Copper Corp	11,142	366	Ball Corp	49,651	3,182
Tahoe Resources Inc (a)	19,454	498
			Crown Holdings Inc (a)	69,323	3,346
		$13,527	FP Corp	43,400	1,395
Miscellaneous Manufacturing - 0.12%			Graphic Packaging Holding Co (a)	399,470	5,109
LSB Industries Inc (a)	44,359	1,777	Huhtamaki OYJ	24,652	662
Raven Industries Inc	65,912	1,757	Mayr Melnhof Karton AG	5,119	597
		$3,534	Packaging Corp of America	44,139	3,001
			Rock-Tenn Co	11,469	564
Oil & Gas - 2.47%					$17,856
Africa Oil Corp (a)	6,686	42
Africa Oil Corp (a)	22,619	141	Pipelines - 19.30%
Anadarko Petroleum Corp	29,067	3,276	Access Midstream Partners LP	187,941	12,094
Antero Resources Corp (a)	15,461	894	Buckeye Partners LP (b)	374,636	29,596

See accompanying notes.

61

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pipelines (continued)			REITS (continued)
DCP Midstream Partners LP (b)	276,932	$15,669	Daiwa Office Investment Corp	262	$1,385
Enbridge Inc	700,012	34,914	DDR Corp	153,022	2,788
Energy Transfer Equity LP	556,522	33,753	Duke Realty Corp	167,207	3,110
EnLink Midstream Partners LP	140,846	4,365	EPR Properties	43,560	2,479
Enterprise Products Partners LP	1,060,222	43,077	Equity One Inc	69,584	1,642
Genesis Energy LP (b)	216,498	12,059	Equity Residential	38,267	2,544
Inter Pipeline Ltd	327,200	10,918	Essex Property Trust Inc	40,010	7,740
Magellan Midstream Partners LP (b)	507,799	42,620	Extra Space Storage Inc	61,198	3,225
MarkWest Energy Partners LP	257,210	20,507	Federal Realty Investment Trust	24,336	3,037
MPLX LP (b)	178,622	10,896	Federation Centres	913,300	2,271
Oiltanking Partners LP (b)	195,138	9,579	First Industrial Realty Trust Inc	149,018	2,712
ONEOK Inc	285,701	20,056	General Growth Properties Inc	212,695	5,226
Pembina Pipeline Corp	236,840	10,883	Goodman Group	752,643	3,927
Phillips 66 Partners LP	91,632	6,781	Great Portland Estates PLC	354,978	3,874
Plains All American Pipeline LP (b)	665,408	39,878	HCP Inc	36,912	1,599
Plains GP Holdings LP	107,200	3,308	Health Care REIT Inc	44,681	3,020
Regency Energy Partners LP	341,033	11,247	Host Hotels & Resorts Inc	246,118	5,616
SemGroup Corp	128,900	11,308	Hulic Reit Inc	690	1,170
Spectra Energy Corp	1,206,510	50,263	ICADE	16,354	1,521
Sunoco Logistics Partners LP (b)	692,469	34,263	Kenedix Office Investment Corp	366	2,025
Targa Resources Partners LP	120,665	8,978	Kenedix Residential Investment Corp	489	1,267
Tesoro Logistics LP (b)	202,917	14,261	Kilroy Realty Corp	55,310	3,498
TransCanada Corp	359,400	19,314	Klepierre	77,011	3,669
Veresen Inc	318,600	5,456	Land Securities Group PLC	278,559	5,011
Western Gas Partners LP (b)	212,250	16,447	Link REIT/The	266,000	1,580
Williams Cos Inc/The	724,059	43,038	Mirvac Group	1,573,649	2,700
		$575,528	Nomura Real Estate Master Fund Inc	1,442	1,811
			Pebblebrook Hotel Trust	95,547	3,702
Publicly Traded Investment Fund - 0.01%			Plum Creek Timber Co Inc	180,675	7,341
Phaunos Timber Fund Ltd (a)	746,970	299
			Potlatch Corp	176,297	7,524
			Prologis Inc	167,653	6,864
Real Estate - 2.14%			Public Storage	21,045	3,687
Agile Property Holdings Ltd	1,244,000	976	Rayonier Inc	204,595	7,012
CapitaLand Ltd	1,070,000	2,843	Saul Centers Inc	22,771	1,135
China Resources Land Ltd	172,000	394	Scentre Group (a)	1,371,036	4,392
Citycon OYJ	358,371	1,320	Simon Property Group Inc	94,517	16,071
Fabege AB	216,539	2,849	SL Green Realty Corp	52,236	5,712
Forestar Group Inc (a)	37,668	753	Spring Real Estate Investment Trust	1,707,000	808
Hongkong Land Holdings Ltd	517,300	3,544	Strategic Hotels & Resorts Inc (a)	165,637	1,968
Hufvudstaden AB	136,992	1,821	Sunstone Hotel Investors Inc	171,125	2,493
Jones Lang LaSalle Inc	13,244	1,769	Taubman Centers Inc	31,035	2,364
Kerry Properties Ltd	419,500	1,558	Unibail-Rodamco SE	13,492	3,626
KWG Property Holding Ltd	854,500	621	Ventas Inc	85,635	5,633
LEG Immobilien AG	54,436	4,061	Vornado Realty Trust	48,299	5,113
Mitsubishi Estate Co Ltd	389,600	9,010	Washington Prime Group Inc	46,823	914
Mitsui Fudosan Co Ltd	292,000	9,318	Weingarten Realty Investors	75,205	2,574
New World Development Co Ltd	2,142,000	2,708	Wereldhave NV	30,709	2,828
Nomura Real Estate Holdings Inc	106,400	1,924	Westfield Corp	201,251	1,432
Shimao Property Holdings Ltd	622,500	1,369	Weyerhaeuser Co	276,451	9,386
Sino Land Co Ltd	338,000	597	Workspace Group PLC	202,791	2,092
Sponda OYJ	403,175	2,111			$282,008
ST Modwen Properties PLC	310,435	1,915
Sumitomo Realty & Development Co Ltd	45,000	1,745	Storage & Warehousing - 0.03%
Sun Hung Kai Properties Ltd	495,000	7,515	Safestore Holdings PLC	261,992	934
Sun Hung Kai Properties Ltd - Warrants (a),(b)	27,750	68
UNITE Group PLC/The	420,960	3,065	Telecommunications - 0.83%
		$63,854	Eutelsat Communications SA	206,500	6,889
			SBA Communications Corp (a)	160,900	17,746
REITS - 9.46%					$24,635
AEON REIT Investment Corp	1,377	1,874
American Tower Corp	370,419	36,523	Textiles - 0.05%
Apartment Investment & Management Co	99,963	3,426	Mohawk Industries Inc (a)	10,168	1,485
Astro Japan Property Group (b)	120,599	482
AvalonBay Communities Inc	37,255	5,741
Boardwalk Real Estate Investment Trust	50,275	3,184	Transportation - 1.38%
			ALL - America Latina Logistica SA	481,700	1,764
Boston Properties Inc	47,094	5,718	Genesee & Wyoming Inc (a)	55,100	5,418
Camden Property Trust	41,985	3,142	Groupe Eurotunnel SA	628,300	8,087
Canadian Real Estate Investment Trust	57,155	2,543
CapitaCommercial Trust	1,330,000	1,809	Kansas City Southern	165,600	19,104
			Koninklijke Vopak NV	51,900	2,663
CatchMark Timber Trust Inc	145,638	1,749	Teekay Corp	68,200	4,182
CBL & Associates Properties Inc	37,961	721
Corrections Corp of America	73,659	2,625			$41,218
Crown Castle International Corp	305,100	24,259
CubeSmart	166,332	3,094

See accompanying notes.

62

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

	COMMON STOCKS (continued)	Shares Held Value (000's)				Principal

Water	- 0.94%				BONDS (continued)	Amount (000's) Value (000's)
	American Water Works Co Inc	182,500	$9,236		Sovereign - 1.08%
	Cia de Saneamento Basico do Estado de Sao	579,400	5,469		Bundesrepublik Deutschland Bundesobligation
	Paulo ADR				Inflation Linked Bond
	Pennon Group PLC	482,100	6,520		0.75%, 04/15/2018	EUR	1,359	$1,866
	United Utilities Group PLC	469,900	6,851		Deutsche Bundesrepublik Inflation Linked
			$28,076		Bond
	TOTAL COMMON STOCKS		$1,600,979		0.10%, 04/15/2023		607	842
	INVESTMENT COMPANIES - 4.48%	Shares Held Value (000's)			1.50%, 04/15/2016		11,339	15,221
					France Government Bond OAT
	Publicly Traded Investment Fund - 4.48%				0.25%, 07/25/2024		509	701
	BlackRock Liquidity Funds FedFund Portfolio	8,495,603	8,496		Italy Buoni Poliennali Del Tesoro
	JP Morgan Prime Money Market Fund	125,116,371	125,116		2.10%, 09/15/2016		1,240	1,694
			$133,612		2.35%, 09/15/2024 (d)		1,194	1,727
	TOTAL INVESTMENT COMPANIES		$133,612		2.60%, 09/15/2023		338	500
		Principal			Japanese Government CPI Linked Bond
BONDS	- 8.66%	Amount (000's) Value (000's)			0.10%, 09/10/2023	JPY	233,064	2,416
	Federal & Federally Sponsored Credit - 2.16%				New Zealand Government Bond
					3.00%, 09/20/2030 (e)	NZD	4,666	4,229
	Federal Farm Credit Banks
	0.14%, 03/29/2016 (e)	$12,000	$11,991		United Kingdom Gilt Inflation Linked
	0.15%, 10/26/2015 (e)	5,200	5,199		0.13%, 03/22/2044	GBP	1,660	3,129
	0.19%, 06/02/2016 (e)	4,000	4,003					$32,325
	0.20%, 12/02/2015 (e)	6,000	6,002		TOTAL BONDS			$258,360
	0.21%, 10/22/2015(e)	5,500	5,503		COMMODITY INDEXED STRUCTURED	Principal
	0.26%, 04/11/2016 (e)	3,000	3,004	NOTES	- 4.43%	Amount (000's) Value (000's)
	0.27%, 06/20/2016 (e)	7,800	7,809
	0.35%, 05/01/2015 (e)	7,000	7,010	Banks	- 3.77%
					BNP Paribas SA; Dow Jones - UBS
	Federal Farm Credit Discount Notes				Commodity Index Linked Note
	0.13%, 03/18/2015 (f)	5,000	4,996		0.00%, 09/04/2015 (a),(e)		$15,400	14,849
	0.14%, 05/21/2015 (f)	8,800	8,793
					CIBC; Dow Jones - UBS Commodity Index
			$64,310		Linked Note
					0.04%, 01/27/2015 (e)		8,400	8,591
	Finance - Mortgage Loan/Banker - 5.40%				0.06%, 07/27/2015 (e)		4,200	3,529
	Fannie 0.16%, Mae 07/25/2016 (e)	7,500	7,503		0.07%, 08/31/2015 (e)		3,900	3,670
	0.17%, 08/15/2016 (e)	8,150	8,155		Deutsche Bank AG/London; Dow Jones - UBS
	0.75%, 12/19/2014	7,000	7,014		Commodity Index Linked Note
					0.01%, 03/02/2015 (d),(e)		11,500	11,343
	Fannie 0.12%, Mae 09/15/2014 Discount Notes (f)	3,000	3,000		0.01%, 08/27/2015 (d),(e)		3,900	3,670
	0.12%, 04/01/2015 (f)	7,500	7,495		JP Morgan Chase Bank NA; Dow Jones - UBS
	0.12%, 05/04/2015 (f)	8,000	7,993		Commodity Index Linked Note
	0.14%, 06/01/2015 (f)	14,000	13,985		0.13%, 12/11/2014 (d),(e)		10,100	10,982
	Federal Home Loan Bank Discount Notes				0.13%, 04/23/2015 (d),(e)		3,600	3,207
	0.12%, 05/22/2015 (f)	3,000	2,996		0.22%, 07/10/2015 (d),(e)		3,400	2,943
	0.17%, 08/03/2015 (f)	10,000	9,985		Royal Bank of Canada; Dow Jones - UBS
	Federal Home Loan Banks				Commodity Index Linked Note
	0.17%, 12/16/2015	5,000	5,002		0.04%, 03/23/2015 (d),(e)		5,500	5,314
	0.21%, 10/01/2015 (e)	8,000	8,004		0.04%, 07/29/2015 (d),(e)		3,000	2,395
	0.22%, 08/14/2015 (e)	6,000	6,004		0.05%, 07/29/2015 (d),(e)		3,400	2,753
	0.22%, 08/19/2015 (e)	3,700	3,702		0.05%, 08/31/2015 (d),(e)		7,000	6,634
	0.22%, 10/07/2015 (e)	7,500	7,505		Societe Generale SA; Dow Jones - UBS
	0.22%, 10/07/2015 (e)	5,550	5,553		Commodity Index Linked Note
					0.16%, 10/27/2014 (d),(e)		2,500	2,353
	0.22%, 12/04/2015	7,000	6,993		0.16%, 11/23/2015 (d),(e)		2,200	2,245
	0.23%, 10/15/2014	5,000	5,001		5.75%, 09/08/2015 (d),(e)		10,400	10,053
	0.34%, 02/22/2016	5,500	5,491
	0.35%, 01/28/2016	5,000	4,999		UBS AG; Dow Jones - UBS Commodity Index
	Freddie Mac				Linked Note
	0.14%, 10/16/2015 (e)	4,000	4,002		0.00%, 10/13/2015 (a),(e)		4,300	4,187
					0.00%, 10/13/2015 (a),(e)		1,800	1,736
	0.31%, 01/02/2015	5,500	5,503		0.01%, 04/27/2015 (d),(e)		4,100	3,564
	0.31%, 02/23/2015	4,800	4,804		0.02%, 09/15/2014 (e)		5,700	5,813
	0.33%, 12/29/2014	4,000	4,003		0.08%, 06/15/2015 (d),(e)		3,400	2,685
	0.63%, 12/29/2014	3,500	3,506
	Freddie Mac Discount Notes							$112,516
	0.12%, 01/23/2015 (f)	6,000	5,997
	0.16%, 08/05/2015 (f)	7,000	6,989		Sovereign - 0.66%
					Svensk Exportkredit AB; Dow Jones - UBS
			$161,184		Commodity Index Linked Note
					0.24%, 02/02/2015 (e)		18,900	19,516
Media	- 0.02%
	Clear Channel Communications Inc
	9.00%, 12/15/2019	523	541		TOTAL COMMODITY INDEXED STRUCTURED NOTES $			132,032

See accompanying notes.

63

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

SENIOR FLOATING RATE INTERESTS -	Principal		SENIOR FLOATING RATE INTERESTS	Principal
14.92%	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Advertising - 0.29%			Commercial Services - 1.25%
Acosta Inc, Term Loan			Brand Energy & Infrastructure Services Inc,
0.00%, 08/13/2021 (e),(g)	$1,429	$1,434	Term Loan B
Advantage Sales & Marketing Inc, Delay-Draw			4.75%, 11/20/2020 (e)	$995	$994
Term Loan B-DD			Catalent Pharma Solutions Inc, Term Loan B
0.00%, 07/21/2021 (e),(g)	58	57	4.50%, 05/07/2021 (e)	5,900	5,904
Advantage Sales & Marketing Inc, Term Loan			Ceridian LLC, Term Loan B1
7.50%, 07/21/2022 (e)	1,000	1,000	4.16%, 05/09/2017 (e)	1,039	1,037
Advantage Sales & Marketing Inc, Term Loan			Ceridian LLC, Term Loan B2-EXT
B			4.50%, 05/01/2017 (e)	1,083	1,082
4.25%, 07/21/2021 (e)	1,742	1,724	CHG Buyer Corp, Term Loan
Affinion Group Inc, Term Loan B			9.00%, 11/13/2020 (e)	468	474
6.75%, 10/09/2016 (e)	2,750	2,723	Harland Clarke Holdings Corp, Term Loan B3
Checkout Holding Corp, Term Loan B			7.00%, 04/26/2018 (e)	3,536	3,573
4.50%, 04/03/2021(e)	1,750	1,719	Harland Clarke Holdings Corp, Term Loan B4
		$8,657	6.00%, 08/30/2019 (e)	988	997
			Interactive Data Corp, Term Loan B
Aerospace & Defense - 0.19%			4.75%, 04/23/2021 (e)	2,000	2,005
Accudyne Industries Borrower SCA, Term			iQor US Inc, Term Loan B
Loan			6.00%, 02/19/2021 (e)	2,905	2,716
4.00%, 12/05/2019 (e)	430	428
			Laureate Education Inc, Term Loan B
Sequa Corp, Term Loan B			5.00%, 06/16/2018 (e)	2,192	2,126
5.25%, 05/29/2017 (e)	1,215	1,188
			Millennium Laboratories LLC, Term Loan B
TransDigm Inc, Term Loan D			5.25%, 04/15/2021 (e)	3,350	3,353
3.75%, 05/21/2021 (e)	4,000	3,972
			Pharmaceutical Product Development Inc,
		$5,588	Term Loan
Airlines - 0.27%			4.00%, 12/05/2018 (e)	2,948	2,946
American Airlines Inc, Term Loan B			ServiceMaster Co LLC/The, Term Loan B
3.75%, 06/21/2019 (e)	2,970	2,950	4.25%, 06/25/2021 (e)	7,518	7,456
Delta Air Lines Inc, Term Loan B			Truven Health Analytics Inc, Term Loan B
3.25%, 04/20/2017 (e)	850	847	4.50%, 05/25/2019 (e)	2,535	2,523
Delta Air Lines Inc, Term Loan B1					$37,186
3.25%, 10/18/2018 (e)	2,463	2,438
			Computers - 0.03%
US Airways Inc, Term Loan B1			SunGard Data Systems Inc, Term Loan E
3.50%, 05/23/2019 (e)	1,980	1,960
			4.00%, 03/07/2020 (e)	872	870
		$8,195

Automobile Manufacturers - 0.08%			Consumer Products - 0.32%
Chrysler Group LLC, Term Loan B			Dell International LLC, Term Loan B
3.25%, 12/05/2018 (e)	2,488	2,462	4.50%, 03/24/2020 (e)	8,444	8,460
			Prestige Brands Inc, Term Loan B
Automobile Parts & Equipment - 0.07%			0.00%, 08/13/2021 (e),(g)	833	837
INA Beteiligungsgesellschaft mbH, Term Loan			Spectrum Brands Inc, Term Loan C
E			3.50%, 09/04/2019 (e)	106	106
3.75%, 05/12/2020 (e)	2,205	2,199			$9,403
			Distribution & Wholesale - 0.16%
Beverages - 0.13%			HD Supply Inc, Term Loan B
DE Master Blenders, Term Loan			4.00%, 06/28/2018 (e)	4,698	4,672
0.00%, 07/02/2021 (e),(g)	4,000	3,915
			Diversified Financial Services - 0.31%
Biotechnology - 0.06%			Clipper Acquisitions Corp, Term Loan B1
STHI Holding Corp, Term Loan B			3.00%, 02/06/2020 (e)	1,970	1,937
4.50%, 07/30/2021 (e)	1,750	1,744	Delos Finance Sarl, Term Loan B
			3.50%, 02/26/2021 (e)	1,500	1,489
			Home Loan Servicing Solutions Ltd, Term
Building Materials - 0.03%			Loan B
Quikrete Holdings Inc, Term Loan B			4.50%, 06/19/2020 (e)	990	978
4.00%, 09/18/2020 (e)	993	986
			Ocwen Loan Servicing LLC, Term Loan
			5.00%, 02/15/2018 (e)	1,687	1,665
Chemicals - 0.18%			RCS Capital Corp, Term Loan
Axalta Coating Systems US Holdings Inc,			6.50%, 03/29/2019 (e)	1,000	1,010
Term Loan			Walter Investment Management Corp, Term
3.75%, 02/01/2020 (e)	498	495	Loan
Minerals Technologies Inc, Term Loan			4.75%, 12/11/2020 (e)	2,212	2,158
4.00%, 04/14/2021 (e)	3,000	2,996			$9,237
Univar Inc, Term Loan B
5.00%, 06/30/2017 (e)	1,755	1,756	Electric - 0.11%
			Calpine Corp, Delay-Draw Term Loan DD
		$5,247	4.00%, 10/30/2020 (e)	1,493	1,486
			EFS Cogen Holdings I LLC, Term Loan B
			3.75%, 12/17/2020 (e)	1,837	1,833
					$3,319

See accompanying notes.

64

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Entertainment - 0.44%			Healthcare - Services (continued)
	AMC Entertainment Inc, Term Loan B			Genesis Healthcare DE LLC, Term Loan B
	3.50%, 04/23/2020 (e)	$881	$877	10.00%, 10/02/2017 (e)	$556	$565
	CCM Merger Inc, Term Loan B			Heartland Dental Care LLC, Term Loan
	0.00%, 07/30/2021 (e),(g)	1,562	1,558	5.50%, 12/21/2018 (e)	2,470	2,475
	Delta 2 Lux Sarl, Term Loan			IASIS Healthcare LLC / IASIS Capital Corp,
	0.00%, 07/29/2022 (e),(g)	2,000	2,014	Term Loan B2
	Delta 2 Lux Sarl, Term Loan B			4.50%, 05/03/2018 (e)	2,213	2,215
	4.75%, 07/30/2021 (e)	4,568	4,547	LHP Operations Co LLC, Term Loan
	IMG Worldwide Holdings LLC, Term Loan B			9.00%, 06/29/2018 (e)	304	289
	5.25%, 03/19/2021 (e)	2,000	1,979	Skilled Healthcare Group Inc, Term Loan B
	Pinnacle Entertainment Inc, Term Loan B2			7.00%, 04/09/2016 (e)	459	460
	3.75%, 08/05/2020 (e)	789	785	United Surgical Partners International Inc,
	WMG Acquisition Corp, Term Loan B			Term Loan
	3.75%, 07/07/2020 (e)	1,318	1,283	4.75%, 04/03/2019 (e)	5,160	5,156
			$13,043	US Renal Care Inc, Term Loan
				4.25%, 07/03/2019 (e)	1,995	1,992
	Environmental Control - 0.02%					$22,261
	ADS Waste Holdings Inc, Term Loan B2
	3.75%, 10/09/2019 (e)	739	727	Holding Companies - Diversified - 0.27%
				Emerald Expositions Holding Inc, Term Loan
				B
Food	- 1.27%			4.75%, 06/17/2020 (e)	3,066	3,074
	Albertson's Holdings LLC, Term Loan B4
	0.00%, 08/11/2021 (e),(g)	12,000	12,025	Opal Acquisition Inc, Term Loan B
				5.00%, 11/20/2020 (e)	1,990	1,989
	Albertsons LLC, Term Loan B2
	4.75%, 05/21/2019 (e)	4,463	4,474	Travelport Finance Luxembourg Sarl, Term
				Loan B
	HJ Heinz Co, Term Loan B2			0.00%, 08/13/2021 (e),(g)	3,000	3,013
	3.50%, 03/27/2020 (e)	6,153	6,146
	Pinnacle Foods Finance LLC, Term Loan G					$8,076
	3.25%, 04/29/2020 (e)	2,175	2,147	Insurance - 0.13%
	Pinnacle Foods Finance LLC, Term Loan H			HUB International Ltd, Term Loan B
	3.25%, 04/29/2020 (e)	496	490	4.25%, 09/17/2020 (e)	993	985
	Post Holdings Inc, Term Loan B			USI Inc/NY, Term Loan B
	3.00%, 06/02/2021 (e)	1,500	1,499	4.25%, 12/27/2019 (e)	2,955	2,928
	SUPERVALU Inc, Term Loan					$3,913
	4.50%, 03/21/2019 (e)	4,456	4,423
	US Foods Inc, Term Loan B			Internet - 0.20%
	4.50%, 05/31/2019 (e)	5,318	5,308	EIG Investors Corp, Term Loan B
				5.00%, 11/09/2019 (e)	4,551	4,551
	Wilton Brands LLC, Term Loan B
	7.50%, 08/22/2018 (e)	1,350	1,277	VFH Parent LLC, Term Loan B
				5.75%, 11/05/2019 (e)	1,240	1,234
			$37,789
				Zayo Group LLC, Term Loan B
	Forest Products & Paper - 0.09%			4.00%, 06/15/2019 (e)	302	300
	Xerium Technologies Inc, Term Loan B					$6,085
	5.75%, 05/02/2019 (e)	2,554	2,563
				Investment Companies - 0.01%
				American Capital Ltd, Term Loan B
Gas	- 0.02%			3.50%, 08/22/2017 (e)	327	326
	Southcross Holdings LP, Term Loan
	6.00%, 07/29/2021 (e)	732	734
				Leisure Products & Services - 0.16%
				Bombardier Recreational Products Inc, Term
	Healthcare - Products - 0.48%			Loan B
	Carestream Health Inc, Term Loan			4.00%, 01/23/2019 (e)	2,580	2,561
	9.50%, 12/15/2019 (e)	729	737	Equinox Holdings Inc, Term Loan B
	Carestream Health Inc, Term Loan B			4.25%, 01/31/2020 (e)	1,234	1,229
	5.00%, 06/05/2019 (e)	3,686	3,690	Sabre GLBL Inc, Term Loan B2
	Kinetic Concepts Inc, Term Loan E1			4.00%, 02/19/2019 (e)	993	990
	4.00%, 05/04/2018 (e)	9,851	9,807
						$4,780
			$14,234
				Leisure Time - 0.11%
	Healthcare - Services - 0.75%			Planet Fitness, Term Loan
	Ardent Medical Services Inc, Term Loan B			4.75%, 03/26/2021 (e)	2,993	2,988
	6.75%, 05/19/2018 (e)	550	550	Sabre GLBL Inc, Term Loan C
	CHS/Community Health Systems Inc, Term			3.50%, 02/15/2018 (e)	180	179
	Loan D					$3,167
	4.25%, 01/27/2021 (e)	3,564	3,572
	CHS/Community Health Systems Inc, Term			Lodging - 0.55%
	Loan E			Boyd Gaming Corp, Term Loan B
	3.48%, 01/25/2017 (e)	33	32	4.00%, 08/07/2020 (e)	1,936	1,921
	DaVita HealthCare Partners Inc, Term Loan B			Caesars Entertainment Operating Co Inc, Term
	3.50%, 06/24/2021 (e)	1,465	1,460	Loan B6B
	Drumm Investors LLC, Term Loan			6.95%, 01/28/2015 (e)	1,209	1,132
	6.75%, 05/04/2018 (e)	3,482	3,495	CityCenter Holdings LLC, Term Loan B
				4.25%, 10/09/2020 (e)	2,273	2,270

See accompanying notes.

65

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Lodging (continued)			Miscellaneous Manufacturing - 0.33%
	Hilton Worldwide Finance LLC, Term Loan B			Gates Global LLC, Term Loan
	3.50%, 09/23/2020 (e)	$7,275	$7,227	4.25%, 06/11/2021 (e)	$7,800	$7,739
	Intrawest Operations Group LLC, Term Loan			Polymer Group Inc, Term Loan B
	B			5.25%, 12/13/2019 (e)	2,239	2,250
	5.50%, 11/26/2020 (e)	995	1,000			$9,989
	MGM Resorts International, Term Loan B
	3.50%, 12/13/2019 (e)	2,957	2,937	Oil & Gas - 0.52%
			$16,487	CITGO Petroleum Corp, Term Loan B
				4.50%, 07/23/2021 (e)	786	788
	Machinery - Construction & Mining - 0.05%			Drillships Financing Holding Inc, Term Loan
	TNT Crane & Rigging Inc, Term Loan			B1
	5.50%, 11/26/2020 (e)	1,493	1,500	6.00%, 02/02/2021 (e)	3,134	3,143
				Fieldwood Energy LLC, Term Loan
				8.38%, 09/20/2020 (e)	4,787	4,891
	Machinery - Diversified - 0.20%			Offshore Group Investment Ltd, Term Loan B
	Gardner Denver Inc, Term Loan			5.75%, 03/22/2019 (e)	1,400	1,393
	4.25%, 07/23/2020 (e)	2,726	2,721
				Pacific Drilling SA, Term Loan B
	Husky International Ltd, Term Loan			4.50%, 05/18/2018 (e)	1,085	1,084
	7.25%, 06/24/2022 (e)	1,000	1,000
				Samson Investment Co, Term Loan
	RBS Global Inc, Term Loan B			5.00%, 09/25/2018 (e)	625	618
	4.00%, 05/14/2020 (e)	2,240	2,224
				Seadrill Operating LP, Term Loan B
			$5,945	4.00%, 02/12/2021 (e)	1,393	1,368
Media	- 2.40%			Seventy Seven Operating LLC, Term Loan B
	Cengage Learning Acquisitions Inc, Term Loan			3.75%, 06/17/2021 (e)	1,100	1,100
	EXIT			Western Refining Inc, Term Loan B
	7.00%, 03/06/2020 (e)	801	806	4.25%, 11/25/2020 (e)	995	993
	Charter Communications Operating LLC, Term					$15,378
	Loan
	0.00%, 08/12/2021 (e),(g)	1,250	1,257	Oil & Gas Services - 0.01%
				FTS International Inc, Term Loan
	Clear Channel Communications Inc, Term			5.75%, 04/09/2021 (e)	362	363
Loan D	-EXT
	6.91%, 01/22/2019 (e)	16,455	16,201
	Clear Channel Communications Inc, Term			Packaging & Containers - 0.04%
	Loan E			BWAY Holding Co, Term Loan B
	7.66%, 07/30/2019 (e)	2,736	2,726	5.50%, 08/07/2020 (e)	1,200	1,205
	Cumulus Media Holdings Inc, Term Loan B
	4.25%, 12/18/2020(e)	10,929	10,892
	Gray Television Inc, Term Loan			Pharmaceuticals - 0.71%
	3.75%, 06/10/2021 (e)	667	663	BioScrip Inc, Delay-Draw Term Loan B-DD
				6.50%, 07/22/2020 (e)	313	314
	MCC Iowa LLC, Term Loan G
	4.00%, 08/15/2020 (e)	983	974	BioScrip Inc, Term Loan B
				6.50%, 06/05/2020 (e)	522	523
	McGraw-Hill Global Education Holdings LLC,

	Term Loan			Generic 5.00%, Drug 10/04/2019 Holdings (e) Inc, Term Loan B	1,188	1,188
	5.75%, 03/22/2019 (e)	2,535	2,548
				Grifols Worldwide Operations USA Inc, Term
	Media General Inc, Delay-Draw Term Loan B-			Loan B
	DD			3.16%, 03/05/2021 (e)	1,995	1,980
	4.25%, 07/30/2020 (e)	1,392	1,395
				JLL/Delta Dutch Newco BV, Term Loan B
	Mediacom LLC, Term Loan			4.25%, 01/22/2021 (e)	2,000	1,984
	3.75%, 06/18/2021 (e)	500	495
				Par Pharmaceutical Cos Inc, Term Loan B1
	MTL Publishing LLC, Term Loan B			4.00%, 09/30/2019 (e)	1,630	1,615
	3.75%, 03/05/2018 (e)	3,373	3,347
				PRA Holdings Inc, Term Loan
	Numericable US LLC, Term Loan B1			4.50%, 09/18/2020 (e)	3,970	3,961
	4.50%, 04/23/2020 (e)	4,289	4,303
				Quintiles Transnational Corp, Term Loan B3
	Numericable US LLC, Term Loan B2			3.75%, 06/08/2018 (e)	2,494	2,472
	4.50%, 04/23/2020 (e)	3,711	3,722
	Springer Science+Business Media GmbH,			Valeant Pharmaceuticals International Inc,
				Term Loan BE
	Term Loan B3			3.75%, 06/26/2020 (e)	5,553	5,533
	4.75%, 08/14/2020 (e)	1,210	1,205
				Valeant Pharmaceuticals International Inc,

	Tribune 4.00%, Media 11/20/2020 Co, Term (e) Loan B	12,827	12,802	Term Loan D2
				3.75%, 02/13/2019 (e)	1,744	1,738
	Virgin Media Investment Holdings Ltd, Term
	Loan B					$21,308
	3.50%, 02/15/2020(e)	1,500	1,479	Pipelines - 0.02%
	WideOpenWest Finance LLC, Term Loan B			Southcross Energy Partners LP, Term Loan
	4.75%, 03/26/2019 (e)	3,740	3,748	5.25%, 07/29/2021 (e)	488	491
	Ziggo BV, Term Loan B1
	3.25%, 01/15/2022 (e)	1,849	1,812
	Ziggo BV, Term Loan B2			Real Estate - 0.16%
	3.25%, 01/15/2022(e)	1,184	1,160	Capital Automotive LP, Term Loan
				6.00%, 04/18/2020 (e)	1,500	1,515
			$71,535	Capital Automotive LP, Term Loan B
				4.00%, 04/05/2019 (e)	1,070	1,068

See accompanying notes.

66

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Real Estate (continued)			Telecommunications (continued)
	Realogy Group LLC, Term Loan B			Cincinnati Bell Inc, Term Loan B
	3.75%, 03/05/2020 (e)	$2,222	$2,211	4.00%, 08/20/2020 (e)	$993	$988
			$4,794	FairPoint Communications Inc, Term Loan B
				7.50%, 02/14/2019 (e)	3,952	4,029
REITS	- 0.04%			Intelsat Jackson Holdings SA, Term Loan B2
	Starwood Property Trust Inc, Term Loan B			3.75%, 06/30/2019 (e)	2,135	2,123
	3.50%, 04/17/2020 (e)	1,241	1,228
				Syniverse Holdings Inc, Term Loan B
				4.00%, 04/23/2019 (e)	1,939	1,920
	Retail - 0.84%			Telx Group Inc/The, Term Loan
	BJ's Wholesale Club Inc, Term Loan			7.50%, 04/03/2021 (e)	500	501
	8.50%, 03/21/2020 (e)	250	252	Telx Group Inc/The, Term Loan B
	BJ's Wholesale Club Inc, Term Loan B			4.50%, 04/03/2020 (e)	1,000	996
	4.50%, 09/26/2019 (e)	3,325	3,305	Windstream Corp, Term Loan B4
	Doosan Infracore International Inc, Term			3.50%, 01/10/2020 (e)	1,970	1,960
	Loan					$16,527
	4.50%, 05/14/2021 (e)	3,667	3,671
	Hillman Group Inc/The, Term Loan B			Transportation - 0.02%
	4.50%, 06/30/2021 (e)	750	750	CEVA Group PLC, SYNTH LOC
				0.13%, 03/19/2021 (e)	172	166
	Hudson's Bay Co, Term Loan B
	4.75%, 10/07/2020 (e)	1,850	1,863	CEVA Group PLC, Term Loan
				6.50%, 03/12/2021 (e)	249	243
	Jo-Ann Stores Inc, Term Loan			6.50%, 03/19/2021 (e)	181	176
	4.00%, 03/19/2018 (e)	1,691	1,651
				6.50%, 03/19/2021 (e)	31	30
	Michaels Stores Inc, Term Loan
	4.00%, 01/28/2020 (e)	750	745			$615
	Michaels Stores Inc, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$444,992
	3.75%, 01/24/2020 (e)	1,053	1,041	U.S. GOVERNMENT & GOVERNMENT	Principal
	New Albertsons Inc, Term Loan B			AGENCY OBLIGATIONS - 14.18%	Amount (000's) Value (000's)
	4.75%, 06/25/2021 (e)	6,654	6,614	U.S. Treasury - 1.53%
	Pilot Travel Centers LLC, Term Loan B			0.08%, 01/31/2016 (e)	$5,500	$5,500
	4.25%, 08/06/2019 (e)	980	982	0.10%, 07/31/2016 (e)	7,000	7,002
	Rite Aid Corp, Term Loan 1			0.25%, 10/31/2015	4,000	4,004
	5.75%, 07/07/2020 (e)	2,000	2,022	0.25%, 05/15/2016	6,000	5,986
	Rite Aid Corp, Term Loan 2			0.38%, 01/15/2016	6,000	6,010
	4.88%, 06/11/2021 (e)	1,500	1,504	0.38%, 01/31/2016	5,000	5,008
	Serta Simmons Holdings LLC, Term Loan B			0.50%, 06/30/2016	7,000	7,008
	4.25%, 09/19/2019 (e)	727	726	2.13%, 12/31/2015	5,000	5,124
			$25,126			$45,642

	Semiconductors - 0.42%			U.S. Treasury Inflation-Indexed Obligations - 12.65%
	Avago Technologies Cayman Ltd, Term Loan			0.13%, 04/15/2016	24,732	25,155
	B			0.13%, 04/15/2017	350	358
	3.75%, 04/16/2019 (e)	1,000	998	0.13%, 04/15/2018	34,716	35,435
	Freescale Semiconductor Inc, Term Loan B4			0.13%, 04/15/2019	23,024	23,437
	4.25%, 02/13/2020 (e)	7,256	7,228	0.13%, 01/15/2022	21,083	21,113
	Freescale Semiconductor Inc, Term Loan B5			0.13%, 07/15/2022	6,675	6,689
	5.00%, 01/15/2021 (e)	1,241	1,244	0.13%, 01/15/2023	13,463	13,372
	NXP BV, Term Loan D			0.13%, 07/15/2024	19,498	19,314
	3.25%, 01/10/2020 (e)	2,936	2,908	0.38%, 07/15/2023	31,334	31,883
			$12,378	0.63%, 07/15/2021	841	878
	Software - 0.63%			0.63%, 01/15/2024	41,975	43,437
	Applied Systems Inc, Term Loan B			0.63%, 02/15/2043	9,797	9,255
	6.75%, 01/24/2022 (e)	1,000	1,006	0.75%, 02/15/2042	8,157	7,971
	Blackboard Inc, Term Loan B3			1.13%, 01/15/2021	13,309	14,272
	4.75%, 10/04/2018(e)	1,447	1,445	1.25%, 07/15/2020	5,836	6,323
	BMC Software Finance Inc, Term Loan B			1.38%, 07/15/2018	2,194	2,364
	5.00%, 08/07/2020 (e)	4,097	4,083	1.38%, 01/15/2020	8,633	9,353
	Ellucian Inc, Term Loan B			1.38%, 02/15/2044	16,561	18,894
	4.00%, 07/19/2018 (e)	2,375	2,363	1.75%, 01/15/2028	9,335	10,864
	Emdeon Inc, Term Loan B2			2.00%, 01/15/2026	2,924	3,459
	3.75%, 11/02/2018(e)	2,927	2,909	2.13%, 02/15/2040	4,694	6,142
	Genesys Telecommunications Laboratories Inc,			2.13%, 02/15/2041	4,302	5,678
	Term Loan			2.38%, 01/15/2025	15,551	18,847
	4.50%, 11/04/2020 (e)	1,990	1,985	2.38%, 01/15/2027	4,928	6,085
	Infor US Inc, Term Loan B5			2.50%, 07/15/2016	8,070	8,637
	3.75%, 06/03/2020 (e)	2,995	2,969	2.50%, 01/15/2029	9,469	12,093
	Magic Newco LLC, Term Loan B			3.38%, 04/15/2032	729	1,066
	5.00%, 12/02/2018 (e)	1,980	1,985	3.63%, 04/15/2028	892	1,263
			$18,745	3.88%, 04/15/2029	9,163	13,516
						$377,153
	Telecommunications - 0.55%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
	Avaya Inc, Term Loan B6			OBLIGATIONS		$422,795
	6.50%, 03/31/2018 (e)	4,000	4,010	TOTAL PURCHASED OPTIONS - 0.01%		$398

See accompanying notes.

67

Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

TOTAL PURCHASED CAPPED OPTION - 0.00%	$2
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.01%	$338
Total Investments	$2,993,508
Liabilities in Excess of Other Assets, Net - (0.38)%	$(11,461)
TOTAL NET ASSETS - 100.00%	$2,982,047

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$95 or 0.00% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $72,096 or 2.42% of net assets.
(e)	Variable Rate. Rate shown is in effect at August 31, 2014.
(f)	Rate shown is the discount rate of the original purchase.
(g)	This Senior Floating Rate Note will settle after August 31, 2014, at which time the interest rate will be determined.

Portfolio Summary (unaudited)
Sector		Percent
Government		23.48%
Energy		23.00%
Financial		16.03%
Consumer, Non-cyclical		8.78%
Industrial		5.78%
Utilities		5.06%
Basic Materials		4.66%
Exchange Traded Funds		4.48%
Communications		4.29%
Consumer, Cyclical		3.22%
Technology		1.08%
Diversified		0.50%
Purchased Interest Rate Swaptions		0.01%
Purchased Options		0.01%
Purchased Capped Options		0.00%
Liabilities in Excess of Other Assets, Net		(0.38)%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value Appreciation/(Depreciation)
British Pound Sterling	Barclays Bank PLC	09/08/2014	1,840,000	$3,052	$3,054	$2
Euro	Bank of America NA	09/04/2014	3,000,000	4,017	3,942	(75)
Euro	Barclays Bank PLC	09/12/2014	4,065,000	5,381	5,341	(40)
Euro	BNP Paribas	09/04/2014	582,000	778	765	(13)
Euro	Deutsche Bank AG	09/12/2014	820,000	1,123	1,077	(46)
Total						$(172)

						Net Unrealized
Foreign Currency Sale Contracts Counterparty		Delivery Date	Contracts to Deliver In Exchange For		Fair Value Appreciation/(Depreciation)
British Pound Sterling	Barclays Bank PLC	10/06/2014	1,840,000	$3,051	$3,053	$(2)
British Pound Sterling	Credit Suisse	09/08/2014	923,000	1,531	1,532	(1)
British Pound Sterling	Goldman Sachs & Co	09/08/2014	917,000	1,529	1,522	7
Euro	BNP Paribas	10/06/2014	17,193,000	22,678	22,592	86
Euro	Citigroup Inc	09/12/2014	4,955,000	6,764	6,511	253
Euro	Deutsche Bank AG	09/04/2014	20,775,000	27,813	27,297	516
Japanese Yen	Barclays Bank PLC	09/04/2014	118,410,000	1,150	1,138	12
Japanese Yen	Barclays Bank PLC	10/06/2014	118,406,500	1,140	1,139	1
Japanese Yen	Citigroup Inc	09/04/2014	118,410,000	1,152	1,138	14
Japanese Yen	Citigroup Inc	10/06/2014	118,406,500	1,139	1,138	1
Japanese Yen	JP Morgan Chase	09/12/2014	171,005,000	1,687	1,644	43
New Zealand Dollar	Barclays Bank PLC	10/21/2014	4,783,000	4,172	3,981	191
Total						$1,121

Amounts in thousands except contracts

See accompanying notes.

68

				Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

Futures Contracts

											Unrealized
Type		Long/Short		Contracts		Notional Value				Fair Value	Appreciation/(Depreciation)
	90 Day Eurodollar; December 2014		Long		265		$66,081	$		66,081	$—
	90 Day Eurodollar; December 2017		Long		107		26,011			26,028	17
	90 Day Eurodollar; June 2015		Short		298		74,140			74,098	42
	Australia 10 Year Bond; September 2014		Long		41		4,709			4,709	—
Euro Bund 10 Year Bund Future; September 2014			Short		13		2,505			2,588	(83)
	Japan 10 Year Bond TSE; September 2014		Short		13		18,178			18,271	(93)
	UK 10 Year Gilt; December 2014		Short		14		2,639			2,639	—
	US 10 Year Note; December 2014		Long		18		2,264			2,264	—
	US 2 Year Note; December 2014		Short		18		3,941			3,943	(2)
	US 5 Year Note; December 2014		Long		348		41,263			41,355	92
	US Long Bond; December 2014		Short		72		10,054			10,087	(33)
	US Ultra Bond; December 2014		Short		113		17,436			17,571	(135)
Total											$(195)

	Amounts in thousands except contracts

Interest Rate Swaps
		(Pay)/
		Receive	Fixed			Notional			Upfront Premiums		Unrealized
Counterparty (Issuer)Floating Rate Index Floating Rate			Rate	Expiration Date		Amount	Fair Value		Paid/(Received)		Appreciation/(Depreciation)
	Barclays Bank PLC US CPI Urban	Receive	2.07%	03/10/2018		$7,960		$105		$—	$105
	Consumers
	NAS(CPURNSA)
	Barclays Bank PLC US CPI Urban	Pay	1.85%	03/10/2016		7,960		(100)		—	(100)
	Consumers
	NAS(CPURNSA)
Total								$5		$—	$5

	Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed			Notional
	Floating Rate Index Floating Rate		Rate	Expiration Date		Amount	Fair Value		Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	1.54%	08/01/2018		$1,100		$(3)	$		(3)
	3 Month LIBOR	Receive	3.58%	03/03/2044		900		(94)			(94)
	3 Month LIBOR	Receive	3.58%	03/03/2044		900		(94)			(94)
	3 Month LIBOR	Receive	1.56%	11/30/2018		25,200		53			52
	3 Month LIBOR	Receive	2.62%	07/02/2024		4,700		(59)			(59)
	3 Month LIBOR	Receive	2.96%	08/14/2044	GBP	790		(51)			(51)
	3 Month LIBOR	Receive	2.95%	08/14/2044		540		(34)			(34)
	6 Month GBP	Receive	2.83%	08/29/2044		1,270		(25)			(25)
	LIBOR
Total								$(307)	$		(308)

	Amounts in thousands

Interest Rate Swaptions
			Pay/
			Receive						Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise		Expiration	Notional		Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount Paid/(Received) Value Appreciation/(Depreciation)
	Call - 30 Year Interest Barclays Bank PLC	3 Month	Pay	3.35% $		05/16/2017	2,780		$149	$249	$100
Rate Swap		LIBOR
Call - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	1.65%		09/08/2014	11,100		50	2	(48)
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.35%		05/16/2017	2,780		149	87	(62)
Rate Swap		LIBOR
Total									$348	$338	$(10)

See accompanying notes.

69

NotionalNotional

						Schedule of Investments
Diversified Real Asset Fund
August 31, 2014

Interest Rate Swaptions (continued)
						Pay/
						Receive						Upfront
	Written Swaptions			Floating Rate		Floating		Exercise	Expiration		Notional	Premiums			Fair		Unrealized
	Outstanding	Counterparty (Issuer)		Index		Rate		Rate	Date		Amount		Paid/(Received)		Value		Appreciation/(Depreciation)
	Call - 10 Year Interest Barclays Bank PLC			3 Month		Receive		2.80% 02/24/2015 $			10,300		$(126	) $	(257	) $	(131)
	Rate Swap			LIBOR
	Put - 10 Year Interest	Barclays Bank PLC		3 Month		Pay		2.80% 02/24/2015			10,300		(126)		(8)		118
	Rate Swap			LIBOR
	Put - 10 Year Interest	Barclays Bank PLC		3 Month		Pay		3.20% 07/01/2015			11,700		(215)		(134)		81
	Rate Swap			LIBOR
	Total												$(467	) $	(399	) $	68

	Amounts in thousands
Options

									Upfront Premiums								Unrealized
	Purchased Options Outstanding		Exercise Price			Expiration Date			Contracts		Paid/(Received)		Fair Value		Appreciation/(Depreciation)
	Call - US Long Bond Future;			$141.00		09/29/2014			83	$		67			$71		$4
	December 2014
	Call - US Long Bond Future;			$140.00		09/29/2014			28			24			36		12
	December 2014
	Put - 90 Day Eurodollar Future;			$97.00		10/10/2014			444			62			39		(23)
	December 2017
	Put - EUR versus USD		EUR	1.32		09/05/2014			3,065,000			7			27		20
	Put - EUR versus USD		EUR	1.32		09/05/2014			3,080,000			7			27		20
Put	- Euro-Bobl Future; December 2014			$98.75		12/15/2014			558			90			66		(24)
	Put - US 10 Year Note Future; December $			122.50		09/29/2014			149			75			5		(70)
	2014
	Put - US Long Bond Future;			$137.00		09/29/2014			47			21			13		(8)
	December 2014
	Put - US Long Bond Future;			$138.00		09/29/2014			83			41			39		(2)
	December 2014
	Put - USD versus EUR		EUR	1.34		10/06/2014			2,725,000			14			75		61
	Total								$			408	$398				$(10)

	Amounts in thousands except contracts
Purchased Capped Option
												Upfront
		Counterparty		Strike				Expiration			Notional	Premiums					Unrealized
	Description	(Issuer)		Index		Exercise Index		Date	Amount			Paid/(Received)			Fair Value		Appreciation/(Depreciation)
	Floor - Eurostat	Barclays Bank PLC 0.15%			Max	(0, 0	% -	11/19/2015		EUR	3,280	$7			$2		$(5)
	Eurozone HICP ex					CPTFEMU)
	Tobacco NSA
	Total										$	7			$2		$(5)

	Amounts in thousands

See accompanying notes.

70

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS - 49.61%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.16%			Automobile Manufacturers (continued)
Dentsu Inc	2,751	$112	Hino Motors Ltd	26,200	$372
Gendai Agency Inc	5,800	37	Honda Motor Co Ltd	26,900	913
Interpublic Group of Cos Inc/The (a)	42,817	837	Isuzu Motors Ltd	50,443	349
Moshi Moshi Hotline Inc	7,700	76	Kia Motors Corp	489	30
Omnicom Group Inc (a)	18,726	1,348	Mitsubishi Motors Corp	21,100	240
Tri-Stage Inc	2,800	32	Oshkosh Corp (a)	9,434	469
WPP PLC	23,353	490	PACCAR Inc	21,764	1,367
		$2,932	Tata Motors Ltd ADR (a)	5,900	284
			Toyota Motor Corp ADR	2,628	300
Aerospace & Defense - 1.28%			Volvo AB - B Shares	354,541	4,239
Alliant Techsystems Inc (a)	530	67
B/E Aerospace Inc (b)	63,929	5,417			$12,528
Boeing Co/The (a)	12,110	1,536	Automobile Parts & Equipment - 0.73%
Esterline Technologies Corp (a),(b)	4,185	491	Aisan Industry Co Ltd	17,400	143
Exelis Inc (a)	11,182	192	Aisin Seiki Co Ltd	11,052	409
General Dynamics Corp (a)	12,390	1,527	Allison Transmission Holdings Inc	54,341	1,667
IHI Corp	61,769	291	Autoliv Inc (a)	1,900	197
Jamco Corp	10,300	181	Bridgestone Corp	1,636	56
L-3 Communications Holdings Inc (a)	14,058	1,546	Continental AG (a)	1,060	227
Lockheed Martin Corp (a)	14,313	2,490	Daikyonishikawa Corp	7,800	248
Moog Inc (b)	4,705	334	Dana Holding Corp	9,165	213
Northrop Grumman Corp (a)	29,254	3,722	Delphi Automotive PLC (a)	7,600	529
Raytheon Co (a)	15,165	1,460	Denso Corp	13,750	597
Rockwell Collins Inc (a)	16,308	1,255	Exedy Corp	14,200	393
Rolls-Royce Holdings PLC (b)	27,577	468	Goodyear Tire & Rubber Co/The (a)	35,415	920
Safran SA	8,073	529	Hyundai Mobis Co Ltd	519	151
Spirit AeroSystems Holdings Inc (b)	2,000	77	Johnson Controls Inc (a)	21,593	1,054
TransDigm Group Inc	3,310	622	JTEKT Corp	8,856	141
United Technologies Corp (a)	16,360	1,767	Keihin Corp	20,000	283
		$23,972	Koito Manufacturing Co Ltd	4,767	130
			KYB Co Ltd	101,300	478
Agriculture - 0.25%			Lear Corp (a)	4,900	496
Altria Group Inc (a)	11,981	516	Musashi Seimitsu Industry Co Ltd	3,900	88
Archer-Daniels-Midland Co (a)	30,620	1,527	NOK Corp	12,100	261
Astra Agro Lestari Tbk PT	2,800	6	Pirelli & C. SpA (a)	12,813	196
British American Tobacco PLC ADR	1,327	157	Sumitomo Electric Industries Ltd	26,930	395
Bunge Ltd (a)	2,100	178	Tachi-S Co Ltd	17,949	271
IOI Corp Bhd	19,400	30	Tenneco Inc (b)	10,998	705
Lorillard Inc	18,197	1,086	Tokai Rika Co Ltd	17,300	344
Philip Morris International Inc (a)	12,377	1,059	Topre Corp	5,700	87
Reynolds American Inc (a)	200	12	Toyoda Gosei Co Ltd	21,800	415
Swedish Match AB	3,062	102	Toyota Boshoku Corp	31,900	349
		$4,673	Toyota Industries Corp	11,460	551
			TRW Automotive Holdings Corp (b)	3,550	342
Airlines - 0.49%
Alaska Air Group Inc (a)	10,242	475	TS Tech Co Ltd	19,050	511
			Visteon Corp (a),(b)	2,200	223
American Airlines Group Inc	141,885	5,521	WABCO Holdings Inc (a),(b)	4,900	506
Delta Air Lines Inc	20,043	793
Deutsche Lufthansa AG (a)	16,466	286			$13,576
JetBlue Airways Corp (b)	42,590	521
Korean Air Lines Co Ltd (b)	2,895	104	Agricultural Banks - 1.57% Bank of China Ltd	248,000	115
Southwest Airlines Co (a)	32,761	1,049	Associated Banc-Corp (a)	2,400	44
Spirit Airlines Inc (b)	100	7	Banca Monte dei Paschi di Siena SpA (a),(b)	133,502	201
United Continental Holdings Inc (b)	8,113	386	Banca Popolare dell'Emilia Romagna SC (b)	18,935	159
		$9,142	Banco Bradesco SA ADR(a)	13,340	243
Apparel - 0.10%			Banco de Credito e Inversiones	113	6
Asics Corp	10,457	214	Banco do Brasil SA	7,200	112
Hanesbrands Inc (a)	2,269	233	Banco Popolare SC (a),(b)	3,384	53
Hugo Boss AG	294	41	Banco Santander Brasil SA/Brazil	183	1
Iconix Brand Group Inc (a),(b)	16,290	678	Banco Santander Brasil SA/Brazil ADR (a)	31,440	216
Michael Kors Holdings Ltd (a),(b)	5,710	458	Banco Santander SA (a)	37,307	372
			BancorpSouth Inc (a)	200	4
Moncler SpA	8,427	132
Nike Inc (a)	2,400	189	Bangkok Bank PCL	7,100	46
			Bank Handlowy w Warszawie SA (a)	300	11
VF Corp	100	6
		$1,951	Bank Negara Indonesia Persero Tbk PT	164,000	75
			Bank of America Corp (a)	60,809	978
Automobile Manufacturers - 0.67%			Bank of China Ltd (a)	454,000	211
China Motor Corp	31,000	30	Bank of Communications Co Ltd	33,000	24
Daihatsu Motor Co Ltd	10,390	178	Bank of Hawaii Corp (a)	6,890	400
Dongfeng Motor Group Co Ltd	42,000	78	Bank of New York Mellon Corp/The	1,000	39
Fiat SpA (b)	17,399	170	Bank Rakyat Indonesia Persero Tbk PT	88,100	83
Ford Motor Co (a)	141,017	2,455	Bank Zachodni WBK SA (a)	383	44
Fuji Heavy Industries Ltd	12,350	352	Bankinter SA (a)	10,461	87
General Motors Co (a)	20,155	702	BB&T Corp (a)	17,591	657

See accompanying notes.

71

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Beverages (continued)
BOK Financial Corp	11,078	$746	Kirin Holdings Co Ltd	31,650	$424
CaixaBank SA	10,917	66	Molson Coors Brewing Co	15,762	1,166
Capital One Financial Corp (a)	4,600	377	Monster Beverage Corp (a),(b)	13,350	1,180
Cathay General Bancorp	400	10	PepsiCo Inc (a)	5,375	497
China CITIC Bank Corp Ltd	48,000	30	Suntory Beverage & Food Ltd	3,480	128
China Construction Bank Corp (a)	363,000	270	Treasury Wine Estates Ltd	276,666	1,324
China Merchants Bank Co Ltd	13,500	26			$20,200
Citigroup Inc	17,958	928
Compartamos SAB de CV	44,400	96	Biotechnology - 0.80%
			Alexion Pharmaceuticals Inc (b)	2,100	356
Credicorp Ltd	300	47	Alnylam Pharmaceuticals Inc (b),(c)	8,941	623
Cullen/Frost Bankers Inc	2,920	229	Amgen Inc (a)	7,181	1,001
Danske Bank A/S (a)	74,869	2,108
			Arena Pharmaceuticals Inc (b)	60,436	249
DNB ASA (a)	19,412	363
			Biogen Idec Inc (a),(b),(c)	5,789	1,986
East West Bancorp Inc (a)	1,200	42
			Celgene Corp (a),(b)	16,060	1,525
Eighteenth Bank Ltd/The	46,000	123
Fifth Third Bancorp (a)	4,302	88	Charles River Laboratories International Inc	2,695	159
			(a),(b)
First Republic Bank/CA	11,248	550	Gilead Sciences Inc (a),(b)	24,586	2,644
FirstRand Ltd	16,638	67	Illumina Inc (b)	2,540	456
Fulton Financial Corp (a)	16,000	184
			Incyte Corp (b)	5,970	324
Goldman Sachs Group Inc/The (a)	1,163	208
			Innate Pharma SA (b)	14,485	167
Grupo Financiero Inbursa SAB de CV	5,700	17	Medivation Inc (a),(b)	1,600	146
Higashi-Nippon Bank Ltd/The	32,000	85	Regeneron Pharmaceuticals Inc (b)	2,400	841
HSBC Holdings PLC ADR	3,200	173	United Therapeutics Corp (a),(b)	20,710	2,440
Huntington Bancshares Inc/OH (a)	4,500	44
			Vertex Pharmaceuticals Inc (b)	21,476	2,010
ICICI Bank Ltd ADR	800	43
Industrial & Commercial Bank of China Ltd (a)	430,000	285			$14,927
Itau Unibanco Holding SA ADR(a)	14,707	265	Building Materials - 0.63%
JP Morgan Chase & Co (a),(c)	39,982	2,377	Ainsworth Lumber Co Ltd (b)	106,601	266
Jyske Bank A/S (a),(b)	1,552	85	Buzzi Unicem SpA (a)	4,775	73
KeyCorp (a)	28,473	388	Cemex SAB de CV ADR(a),(b)	3,328	44
Krung Thai Bank PCL	71,950	53	Daikin Industries Ltd	2,014	139
M&T Bank Corp (a)	17,751	2,195	Geberit AG	29	10
Malayan Banking Bhd	25,300	81	Headwaters Inc (b)	3,800	49
MB Financial Inc	2	—	HeidelbergCement AG (a)	5,827	441
Mitsubishi UFJ Financial Group Inc	322,558	1,859	Holcim Ltd (b)	19,378	1,542
Morgan Stanley	2,447	84	Indocement Tunggal Prakarsa Tbk PT	12,200	25
Nordea Bank AB	12,376	162	Lafarge SA (a)	10,081	773
Northern Trust Corp (a)	3,957	274	Lennox International Inc (a)	21,025	1,761
Oita Bank Ltd/The	25,000	94	Louisiana-Pacific Corp (b)	19,610	280
PacWest Bancorp	1	—	Martin Marietta Materials Inc	2,920	382
PNC Financial Services Group Inc/The (a)	29,739	2,520	Masco Corp (a)	112,441	2,640
Regions Financial Corp (a)	15,471	157	Norbord Inc	76,948	1,633
Shinsei Bank Ltd	328,000	691	Owens Corning Inc	25,650	923
Signature Bank/New York NY (a),(b)	4,780	566	Rinnai Corp	562	50
Skandinaviska Enskilda Banken AB	16,367	214	Sanwa Holdings Corp	47,452	347
State Bank of India Ltd	504	41	Sika AG	79	299
Sumitomo Mitsui Financial Group Inc	33,415	1,352	Vulcan Materials Co	1,400	89
SunTrust Banks Inc (a)	17,357	661
					$11,766
Swedbank AB	5,399	138
Synovus Financial Corp (a)	10,830	262	Chemicals - 1.86%
Taiwan Business Bank (b)	735	—	Aica Kogyo Co Ltd	6,185	148
Tochigi Bank Ltd/The	29,000	119	Air Products & Chemicals Inc	71,055	9,465
Tokyo Tomin Bank Ltd/The	17,900	211	Akzo Nobel NV (a)	66,628	4,711
Turkiye Halk Bankasi AS	3,227	24	Albemarle Corp (a)	2,995	190
Turkiye Vakiflar Bankasi Tao	36,192	83	Ashland Inc	400	43
Unione di Banche Italiane SCpA (a)	39,856	312	Brenntag AG (a)	3,819	203
Wells Fargo & Co (a)	52,275	2,689	Cabot Corp (a)	2,000	110
Yamanashi Chuo Bank Ltd/The	23,000	103	Celanese Corp (a)	500	31
		$29,446	CF Industries Holdings Inc (a)	600	155
			China BlueChemical Ltd	44,000	22
Beverages - 1.08%			Cytec Industries Inc (a)	900	93
AMBEV SA ADR	17,200	125	Dow Chemical Co/The (a)	40,637	2,177
Anheuser-Busch InBev NV	6,401	714	Eastman Chemical Co	800	66
Anheuser-Busch InBev NV ADR	69,891	7,812	Ecolab Inc	2,775	319
Arca Continental SAB de CV	16,362	120	EMS-Chemie Holding AG	30	13
Asahi Group Holdings Ltd	9,110	287	Fujimi Inc	11,900	182
Carlsberg A/S (a)	1,202	110	Givaudan SA (b)	261	434
Coca-Cola Co/The (a)	42,215	1,761	Hitachi Chemical Co Ltd	25,200	469
Coca-Cola Enterprises Inc (a)	38,024	1,817	International Flavors & Fragrances Inc	100	10
Diageo PLC	41,703	1,231	JSR Corp	22,600	393
Diageo PLC ADR	5,071	608	Kansai Paint Co Ltd	4,029	64
Dr Pepper Snapple Group Inc (a)	13,612	857	Koninklijke DSM NV (a)	1,148	77
Fomento Economico Mexicano SAB de CV	400	39	LANXESS AG	1,480	92
ADR

See accompanying notes.

72

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Chemicals (continued)			Commercial Services (continued)
Linde AG	292	$58	SEI Investments Co (a),(c)	27,636	$1,047
Lonza Group AG (b)	2,506	287	Total System Services Inc (a)	92,715	2,916
LyondellBasell Industries NV (a)	14,359	1,642	Towers Watson & Co (a)	6,943	761
Methanex Corp	6,810	455	United Rentals Inc (b)	2,440	287
Mitsubishi Gas Chemical Co Inc	117,100	758	Verisk Analytics Inc (a),(b)	3,000	193
Mitsui Chemicals Inc	148,640	439	Western Union Co/The (a)	50,650	885
Mosaic Co/The (a)	58,568	2,797	Zhejiang Expressway Co Ltd	10,000	10
Nippon Shokubai Co Ltd	14,600	177			$26,212
Nitto Denko Corp	9,200	482
Platform Specialty Products Corp (b)	33,605	918	Computers - 1.94%
PPG Industries Inc (a)	2,230	459	Accenture PLC - Class A	17,574	1,425
			Apple Inc (a)	67,170	6,885
Praxair Inc (c)	11,432	1,504
			Arcam AB (b)	7,762	212
Rayonier Advanced Materials Inc (a)	7,401	246
			Brocade Communications Systems Inc (a)	67,676	714
Rockwood Holdings Inc (a)	17,427	1,411
			Cadence Design Systems Inc (b),(c)	79,938	1,410
RPM International Inc (a)	2,400	113
Sasol Ltd ADR(a)	3,200	187	Chicony Electronics Co Ltd	6,171	20
			Cognizant Technology Solutions Corp (a),(b)	3,900	178
Sherwin-Williams Co/The (a)	3,015	658
			Computer Sciences Corp (a)	28,538	1,706
Sinopec Shanghai Petrochemical Co Ltd (a)	669,000	223
			DST Systems Inc (a)	2,700	251
Solvay SA	415	65
Sumitomo Bakelite Co Ltd	76,720	312	DTS Corp	2,300	50
Symrise AG	2,930	157	EMC Corp/MA	17,740	524
Tokyo Ohka Kogyo Co Ltd	15,178	411	Ferrotec Corp	24,300	167
			FleetMatics Group PLC (b)	4,385	144
Tronox Ltd	11,338	344
Ube Industries Ltd/Japan	58,000	98	Fujitsu Ltd	124,201	853
			Hewlett-Packard Co (a)	74,268	2,822
Valspar Corp/The (a)	1,346	109
			IHS Inc (b)	20,709	2,950
Wacker Chemie AG	4,960	591
Westlake Chemical Corp (a)	900	87	Indra Sistemas SA	1,134	17
			Infosys Ltd ADR(a)	2,600	155
WR Grace & Co (a),(b)	879	87
			International Business Machines Corp (a)	15,467	2,974
Yara International ASA (a)	3,770	189
		$34,731	Inventec Corp	158,000	124
			Itochu Techno-Solutions Corp	7,800	347
Coal - 0.01%			Jack Henry & Associates Inc (a)	800	46
Adaro Energy Tbk PT	504,200	57	Japan Digital Laboratory Co Ltd	7,000	129
Indo Tambangraya Megah Tbk PT	2,700	6	Lite-On Technology Corp	15,226	25
Jastrzebska Spolka Weglowa SA (b)	507	5	Melco Holdings Inc	7,900	172
Peabody Energy Corp (a)	4,333	69	MICROS Systems Inc (a),(b)	15,565	1,058
		$137	Mobile Create Co Ltd	6,600	59
			NCR Corp (a),(b)	22,522	769
Commercial Services - 1.40%			NET One Systems Co Ltd	31,700	198
Aaron's Inc	887	23	NetApp Inc (a)	61,696	2,601
Adecco SA (b)	336	26
ADT Corp/The (a)	14,590	538	Obic Co Ltd	15,133	519
			Riverbed Technology Inc (b)	25,153	474
Aeon Delight Co Ltd	6,500	160	Roland DG Corp	1,392	59
Apollo Education Group Inc (a),(b)	42,207	1,172
			SanDisk Corp	7,379	723
Atlantia SpA	748	19	SCSK Corp	25,796	738
Automatic Data Processing Inc (a)	9,378	783
			Seagate Technology PLC	17,570	1,099
Booz Allen Hamilton Holding Corp	1,203	27	Stratasys Ltd (b)	4,575	549
Career Education Corp (a),(b)	81,800	449
			Synopsys Inc (a),(b)	10,831	443
Cintas Corp	600	40	Teradata Corp (a),(b)	37,150	1,697
Convergys Corp (a)	1,100	21
			Western Digital Corp (a)	7,618	785
CoreLogic Inc/United States (a),(b)	2,994	85
			Wipro Ltd ADR (a)	19,325	231
CoStar Group Inc (b)	6,287	910
DeVry Education Group Inc (a)	11,460	492	Zuken Inc	6,900	68
Equifax Inc (a)	800	63			$36,370
Estacio Participacoes SA	6,500	85	Consumer Products - 0.09%
FleetCor Technologies Inc (a),(b)	3,000	431	Avery Dennison Corp (a)	2,600	125
Gartner Inc (a),(b)	1,800	134	Husqvarna AB	20,646	157
H&R Block Inc (a)	7,113	239	Jarden Corp (a),(b)	7,570	452
Hertz Global Holdings Inc (b)	257,163	7,599	Kimberly-Clark Corp (a)	1,400	151
KAR Auction Services Inc	900	27	Samsonite International SA	220,510	761
Kroton Educacional SA	3,600	108	Spectrum Brands Holdings Inc	100	9
Leidos Holdings Inc	1,275	48	Unilever Indonesia Tbk PT	10,100	27
Live Nation Entertainment Inc (a),(b)	7,800	171			$1,682
Manpowergroup Inc (a)	27,231	2,112
MasterCard Inc (a)	11,580	878	Cosmetics & Personal Care - 0.22%
McGraw Hill Financial Inc (a),(c)	10,484	851	Artnature Inc	7,800	237
			Avon Products Inc (a)	100,591	1,412
Monster Worldwide Inc (b)	130,713	754
Moody's Corp	5,742	537	Beiersdorf AG	173	15
			Colgate-Palmolive Co (a)	1,000	65
OHL Mexico SAB de CV (b)	4,800	14
Outsourcing Inc	9,800	151	Kao Corp	3,065	132
Quanta Services Inc (b)	3,492	127	Kose Corp	4,419	193
Randstad Holding NV (a)	1,160	56	Pigeon Corp	5,582	330
RR Donnelley & Sons Co (a)	46,260	817	Pola Orbis Holdings Inc	3,543	140
Securitas AB	15,146	166

See accompanying notes.

73

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Cosmetics & Personal Care (continued)			Electric (continued)
Procter & Gamble Co/The (a)	18,525	$1,540	Cia Energetica de Minas Gerais ADR	9,420	$81
		$4,064	Cleco Corp	2,467	139
			CMS Energy Corp	897	27
Distribution & Wholesale - 0.43%			Consolidated Edison Inc (a)	1,400	81
Arrow Electronics Inc (a),(b)	7,007	436
			DTE Energy Co (a)	3,800	297
Doshisha Co Ltd	2,200	40	Duke Energy Corp (a)	10,550	781
Fossil Group Inc (a),(b)	4,992	505
			E.ON SE (a)	19,045	347
Genuine Parts Co (a)	975	86
			Edison International (a)	4,700	278
HD Supply Holdings Inc (b)	103,861	2,884
			Endesa SA (a)	7,366	274
Ingram Micro Inc (a),(b)	17,758	512
			Enel SpA (a)	60,975	323
LKQ Corp (b)	45,860	1,302
			EnerNOC Inc (b)	39,694	780
Mitsubishi Corp ADR	6,278	259	Enersis SA ADR	2,400	41
Mitsui & Co Ltd ADR	890	291	Entergy Corp (a)	2,400	186
SK Networks Co Ltd (b)	1,772	17
			Exelon Corp (a)	4,670	156
Tomoe Engineering Co Ltd	12,800	212	FirstEnergy Corp (a)	37,730	1,292
WESCO International Inc (b)	14,773	1,241
			Fortum OYJ (a)	3,545	89
Yamazen Corp	10,300	78	Hawaiian Electric Industries Inc	100	2
Yondoshi Holdings Inc	11,017	223	Huaneng Power International Inc	12,000	14
		$8,086	Iberdrola SA (a)	31,112	229
Diversified Financial Services - 1.07%			Integrys Energy Group Inc (a)	10,419	707
Affiliated Managers Group Inc (a),(b)	1,225	259	Korea Electric Power Corp	3,965	166
American Express Co (a)	19,403	1,737	MDU Resources Group Inc (a)	2,131	67
Ameriprise Financial Inc (a)	3,570	448	OGE Energy Corp	1,700	64
Artisan Partners Asset Management Inc	1,700	94	Pepco Holdings Inc	40,890	1,127
BlackRock Inc (a)	22,012	7,275	PG&E Corp	400	19
Bolsas y Mercados Espanoles SA	893	37	PGE SA (a)	37,330	254
CBOE Holdings Inc (a)	3,000	159	Pinnacle West Capital Corp (a)	8,100	461
CME Group Inc/IL	3,020	231	PNM Resources Inc	3,400	89
Credit Saison Co Ltd	18,482	368	Public Service Enterprise Group Inc (a)	4,414	165
CTBC Financial Holding Co Ltd	48,000	35	Red Electrica Corp SA	931	78
Discover Financial Services (a)	3,230	201	Southern Co/The (a)	4,050	180
E*Trade Financial Corp (a),(b)	51,630	1,149	Tauron Polska Energia SA (a)	25,270	39
Ellie Mae Inc (b)	14,963	536	Tenaga Nasional BHD	51,600	203
Fannie Mae (b)	82,495	321	Terna Rete Elettrica Nazionale SpA (a)	28,166	145
FNF Group (a)	1,000	28	UIL Holdings Corp (a)	27,470	1,023
Freddie Mac (b)	85,219	326	Xcel Energy Inc	1,100	35
Fubon Financial Holding Co Ltd	70,248	115			$14,355
GAM Holding AG (b)	1,843	36
			Electrical Components & Equipment - 0.37%
Henderson Group PLC	98,497	380	Acuity Brands Inc	18,518	2,294
IBJ Leasing Co Ltd	11,300	278	Belden Inc	300	22
Ichiyoshi Securities Co Ltd	10,800	130	Brother Industries Ltd	12,351	240
Invesco Ltd	7,590	310	Capstone Turbine Corp (b)	429,766	537
Investec Ltd	9,834	89	Casio Computer Co Ltd	16,016	280
Jaccs Co Ltd	26,000	152	Delta Electronics Inc	7,000	49
Kenedix Inc	42,800	191	Emerson Electric Co (a)	11,287	722
Kyokuto Securities Co Ltd	4,600	79	Energizer Holdings Inc (a)	1,000	121
Legg Mason Inc (a)	26,584	1,311
LPL Financial Holdings Inc (a)	1,741	85	Fujikura Ltd	26,000	127
			Funai Electric Co Ltd	21,700	237
Mirae Asset Securities Co Ltd	573	27	Generac Holdings Inc (b)	9,300	433
Mitsubishi UFJ Lease & Finance Co Ltd	58,800	314	Nidec Corp	7,432	475
NASDAQ OMX Group Inc/The (a)	13,516	588
			Osram Licht AG (b)	969	41
Navient Corp (a)	15,400	276
			Prysmian SpA (a)	8,926	181
Ocwen Financial Corp (b)	526	15
			SunPower Corp (b)	21,086	806
Outerwall Inc (b)	6,622	390
			Ushio Inc	25,100	281
Partners Group Holding AG	89	23	W-Scope Corp (b)	7,312	53
Pocket Card Co Ltd	23,500	155			$6,899
Raymond James Financial Inc (a)	11,253	615
RMB Holdings Ltd	7,545	40	Electronics - 1.17%
Samsung Card Co Ltd	999	48	Agilent Technologies Inc (a)	20,383	1,165
Shinhan Financial Group Co Ltd	1,670	87	Alps Electric Co Ltd	12,327	199
Taishin Financial Holding Co Ltd	83,549	42	Anritsu Corp	40,900	348
Visa Inc (a)	1,740	370	Avnet Inc (a)	4,486	200
Waddell & Reed Financial Inc (a)	6,380	348	Dai-ichi Seiko Co Ltd	6,600	127
Zenkoku Hosho Co Ltd	14,680	394	Dainippon Screen Manufacturing Co Ltd	119,000	659
		$20,092	Flextronics International Ltd (a),(b)	83,400	921
			FLIR Systems Inc	1,200	41
Electric - 0.77%			Futaba Corp/Chiba	7,000	108
AES Corp/VA (a)	168,829	2,563
			Gentex Corp/MI (a)	33,620	994
Alliant Energy Corp	700	41	Hamamatsu Photonics KK	3,014	143
Ameren Corp (a)	29,630	1,185
American Electric Power Co Inc (a)	4,400	236	Hon Hai Precision Industry Co Ltd	53,984	185
			Honeywell International Inc (a)	800	76
Centrais Eletricas Brasileiras SA	3,300	12	Hosiden Corp	34,700	189
China Resources Power Holdings Co Ltd	26,000	79	Hoya Corp	5,224	169

See accompanying notes.

74

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electronics (continued)			Environmental Control (continued)
Itron Inc (a),(b)	900	$38	Waste Management Inc (a)	83,085	$3,903
Jabil Circuit Inc (a)	28,443	614			$6,181
Japan Display Inc (b)	45,800	232
Kaga Electronics Co Ltd	3,390	43	Food - 0.96%
			Aryzta AG (b)	2,117	193
Keyence Corp	310	133
Kinsus Interconnect Technology Corp	14,000	59	BIM Birlesik Magazalar AS	3,711	87
			BRF SA ADR(a)	3,500	93
Koninklijke Philips NV (a)	17,564	537
			Campbell Soup Co (a)	15,329	687
LG Display Co Ltd ADR(a)	9,000	155
			Chr Hansen Holding A/S (a)	35	1
Measurement Specialties Inc (b)	212	18
			Cia Brasileira de Distribuicao ADR(a)	2,200	112
Mitsumi Electric Co Ltd	52,100	428
Murata Manufacturing Co Ltd	1,926	184	Colruyt SA	809	39
Nichicon Corp	35,700	261	Delhaize Group SA	1,377	96
Nippon Ceramic Co Ltd	9,700	150	Distribuidora Internacional de Alimentacion	8,899	75
PerkinElmer Inc (a)	900	40	SA (a)
Rexel SA	27,281	543	Ebro Foods SA	3,325	67
Star Micronics Co Ltd	11,300	159	Greencore Group PLC	65,496	289
			Gruma SAB de CV (b)	2,600	30
TE Connectivity Ltd (a)	15,124	948
Tech Data Corp (a),(b)	4,000	270	Grupo Bimbo SAB de CV	11,719	37
Thermo Fisher Scientific Inc (a)	1,337	161	Grupo Lala SAB de CV	7,600	20
			Hershey Co/The (a)	9,541	872
Tokyo Seimitsu Co Ltd	16,500	277	Hormel Foods Corp (a)	300	15
Toshiba Corp	153,000	675
Tyco International Ltd (a)	218,189	9,735	Indofood Sukses Makmur Tbk PT	63,800	38
			Ingredion Inc (a)	17,205	1,372
Vishay Intertechnology Inc	7,200	115	JM Smucker Co/The (a)	1,890	194
Yaskawa Electric Corp	14,200	183	Kesko OYJ (a)	4,164	152
Yokogawa Electric Corp	40,000	464
		$21,946	Kikkoman Corp	7,734	170
			Koninklijke Ahold NV (a)	16,218	277
Energy - Alternate Sources - 0.05%			Kraft Foods Group Inc	17,484	1,030
GCL-Poly Energy Holdings Ltd (b)	2,081,680	749	Lindt & Spruengli AG - PC	3	16
SolarCity Corp (b)	1,382	95	MEIJI Holdings Co Ltd	2,403	198
		$844	Mondelez International Inc (a)	161,921	5,860
			Nestle SA	3,971	308
Engineering & Construction - 0.50%			Nutreco NV (a)	6,000	231
Acciona SA (b)	1,425	114
			Pilgrim's Pride Corp (b)	4,348	130
ACS Actividades de Construccion y Servicios	7,509	316	Safeway Inc (a)	39,774	1,383
SA (a)
AECOM Technology Corp (a),(b)	84,976	3,215	Seven & I Holdings Co Ltd	4,680	188
			Tyson Foods Inc (a)	74,703	2,844
Airports of Thailand PCL	13,600	101	Unilever NV - NY shares	15,998	666
Bilfinger SE	1,178	90	Uni-President Enterprises Corp	65,725	120
COMSYS Holdings Corp	12,221	234	WhiteWave Foods Co/The (b)	300	11
Enka Insaat ve Sanayi AS	26,345	66	Yaoko Co Ltd	2,721	163
Ferrovial SA (a)	6,690	136
Flughafen Zuerich AG (d)	29	19			$18,064
Fluor Corp (a)	1,900	140	Food Service - 0.01%
Foster Wheeler AG	45,920	1,499	Compass Group PLC	13,326	217
Hochtief AG (a)	1,509	120
Jacobs Engineering Group Inc (b)	19,319	1,041
KBR Inc (a)	18,200	401	Forest Products & Paper - 0.07%
Koninklijke Boskalis Westminster NV (a)	1,583	91	Domtar Corp	2,211	82
			Fibria Celulose SA ADR(b)	2,500	26
Kyowa Exeo Corp	4,883	67	Holmen AB	436	14
Multiplan Empreendimentos Imobiliarios SA	200	5	International Paper Co (a)	4,800	233
Nippon Densetsu Kogyo Co Ltd	5,051	85	MeadWestvaco Corp (a)	125	5
Skanska AB	9,545	198	Stora Enso OYJ (a)	20,258	177
TAV Havalimanlari Holding AS	16,046	133	Svenska Cellulosa AB SCA	21,990	529

Tecnicas Reunidas SA	86	5	UPM-Kymmene OJY(a)	16,074	242
URS Corp (a)	17,269	1,046
			Veritiv Corp (a),(b)	90	4
Yumeshin Holdings Co Ltd	23,300	196
		$9,318			$1,312
			Gas - 0.24%
Entertainment - 0.12%			Atmos Energy Corp (a)	14,610	739
Avex Group Holdings Inc	5,100	84	CenterPoint Energy Inc (a)	2,483	62
Bally Technologies Inc (a),(b)	10,104	801
Cinemark Holdings Inc (a)	3,200	113	China Gas Holdings Ltd	46,000	82
			Enagas SA (a)	13,578	453
DHX Media Ltd	61,430	430	Gas Natural SDG SA (a)	1,763	54
International Game Technology (a)	41,274	696
			National Fuel Gas Co (a)	3,990	305
Madison Square Garden Co/The (b)	600	40
SeaWorld Entertainment Inc	1,400	29	NiSource Inc	1,250	50
			Perusahaan Gas Negara Persero Tbk PT	108,000	53
		$2,193	Sempra Energy	1,000	106
Environmental Control - 0.33%			Shizuoka Gas Co Ltd	11,900	79
Clean Harbors Inc (b)	24,636	1,491	Snam SpA (a)	4,643	27
Republic Services Inc (a)	4,767	187	Tokyo Gas Co Ltd ADR	7,684	174
Stericycle Inc (a),(b)	4,960	590	UGI Corp	39,818	2,109
Waste Connections Inc	200	10	Vectren Corp (a)	2,100	86

See accompanying notes.

75

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Gas (continued)			Home Builders (continued)
WGL Holdings Inc	2,000	$87	Hyundai Development Co-Engineering &	1,331	$54
		$4,466	Construction
			Iida Group Holdings Co Ltd	14,037	201
Hand & Machine Tools - 0.12%			KB Home	75,512	1,340
Asahi Diamond Industrial Co Ltd	10,000	141	Lennar Corp	25,224	988
DMG Mori Seiki Co Ltd	52,600	664	NVR Inc (b)	1,761	2,066
Fuji Electric Co Ltd	16,964	82	Pulte Group Inc (a),(c)	127,443	2,450
Regal-Beloit Corp	1,000	71	West Holdings Corp	6,300	87
SMC Corp/Japan	601	157			$8,327
Snap-on Inc (a)	1,200	150
Stanley Black & Decker Inc (a)	9,568	875	Home Furnishings - 0.25%
THK Co Ltd	5,800	138	Alpine Electronics Inc	3,800	61
		$2,278	Electrolux AB	10,260	261
			Harman International Industries Inc (a)	4,517	520
Healthcare - Products - 0.68%			Hoshizaki Electric Co Ltd	3,900	190
Alere Inc (b)	1,900	67
			La-Z-Boy Inc (a)	7,270	155
Asahi Intecc Co Ltd	5,200	243	Matsushita Electric Industrial Co Ltd	9,471	116
Baxter International Inc (a)	4,370	328
			Whirlpool Corp (a)	21,857	3,344
Becton Dickinson and Co	700	82			$4,647
Boston Scientific Corp (a),(b)	158,271	2,007
Bruker BioSciences Corp (a),(b)	2,100	42	Housewares - 0.01%
CareFusion Corp (a),(b)	7,000	321	Newell Rubbermaid Inc (a)	4,096	137
Coloplast A/S (a)	2,067	172	Toro Co	300	19
Cooper Cos Inc/The (a)	200	33	Turkiye Sise ve Cam Fabrikalari AS	9,404	13
Covidien PLC	28,874	2,507			$169
CR Bard Inc (a)	4,019	597
Edwards Lifesciences Corp (a),(b)	3,890	386	Insurance - 2.32%
Hill-Rom Holdings Inc (a)	4,800	210	ACE Ltd	19,639	2,088
			Aegon NV (a)	23,661	187
Hologic Inc (a),(b)	78,877	1,962
			Aflac Inc (a)	7,008	429
IDEXX Laboratories Inc (b)	200	25
			Alleghany Corp (b),(c)	1,795	774
Medtronic Inc (a)	21,209	1,354
			Allied World Assurance Co Holdings AG (a)	2,458	91
Nihon Kohden Corp	2,356	131	Allstate Corp/The (a)	1,100	68
Olympus Corp (b)	3,114	111
			American Financial Group Inc/OH (a)	4,900	294
Paramount Bed Holdings Co Ltd	4,160	128	American International Group Inc (c)	39,038	2,188
QIAGEN NV (b)	3,300	80
			Aon PLC (a)	27,872	2,429
Smith & Nephew PLC ADR	1,850	161	Arthur J Gallagher & Co (a)	4,100	194
Straumann Holding AG	442	108	Aspen Insurance Holdings Ltd (a)	47,910	2,037
Stryker Corp (a)	13,250	1,104
			Assurant Inc (a)	24,930	1,664
Teleflex Inc	600	66
Thoratec Corp (a),(b)	2,600	65	Assured Guaranty Ltd	21,136	510
			Axis Capital Holdings Ltd (a)	2,600	125
Topcon Corp	8,487	198
Zimmer Holdings Inc (a)	2,200	219	Baloise Holding AG	239	31
			Berkshire Hathaway Inc - Class B (b)	6,722	923
		$12,707	Brown & Brown Inc (a)	2,600	85
Healthcare - Services - 0.71%			Dai-ichi Life Insurance Co Ltd/The	30,400	436
Acadia Healthcare Co Inc (b)	11,497	589	Delta Lloyd NV (a)	3,304	80
Aetna Inc (a)	11,800	969	Dongbu Insurance Co Ltd	1,530	92
Centene Corp (a),(b)	1,200	94	Endurance Specialty Holdings Ltd	800	46
Cigna Corp (a)	13,622	1,289	Everest Re Group Ltd (a)	1,200	197
CMIC Holdings Co Ltd	8,900	172	Fairfax Financial Holdings Ltd	1,965	905
Covance Inc (a),(b)	5,395	447	First American Financial Corp (a)	18,900	536
DaVita HealthCare Partners Inc (a),(b)	2,583	193	Genworth Financial Inc (a),(b)	7,409	105
Envision Healthcare Holdings Inc (b)	51,342	1,877	Gjensidige Forsikring ASA (a)	2,961	62
HCA Holdings Inc (a),(b)	7,000	489	Hannover Rueck SE	787	65
Health Net Inc/CA (a),(b)	10,700	505	Hanover Insurance Group Inc/The (a)	2,373	151
Humana Inc (a)	5,200	669	Hanwha Life Insurance Co Ltd	10,423	72
Laboratory Corp of America Holdings (a),(b)	18,863	2,023	Hartford Financial Services Group Inc/The	2,700	100
Message Co Ltd	6,000	211	HCC Insurance Holdings Inc (a)	2,671	134
Quest Diagnostics Inc (a)	6,790	429	ING Groep NV (b)	201,595	2,774
Rhoen Klinikum AG (a)	7,205	226	Liberty Holdings Ltd	9,473	116
UnitedHealth Group Inc	19,314	1,674	Loews Corp (a)	1,066	47
Universal Health Services Inc (a)	3,393	388	Markel Corp (b)	2,956	1,950
WellPoint Inc (a)	8,769	1,022	Marsh & McLennan Cos Inc (a)	49,050	2,605
		$13,266	Mediolanum SpA (a)	22,635	169
			Mercury General Corp (a)	6,700	343
Holding Companies - Diversified - 0.02%			MetLife Inc (a)	56,060	3,069
Alfa SAB de CV	37,200	120	MMI Holdings Ltd/South Africa	8,140	21
GEA Group AG	1,497	68	Muenchener Rueckversicherungs AG	1,199	241
Leucadia National Corp (a)	4,362	109
			Navigators Group Inc/The (a),(b)	3,890	250
Remgro Ltd	1,378	31	Old Republic International Corp (a)	103,120	1,583
WL Ross Holding Corp (b)	11,600	126
			PartnerRe Ltd	800	89
		$454	Porto Seguro SA	9,800	146
Home Builders - 0.44%			ProAssurance Corp (a)	469	22
DR Horton Inc	52,619	1,141	Progressive Corp/The (a)	21,481	537

See accompanying notes.

76

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Iron & Steel (continued)
Protective Life Corp	20,200	$1,402	ThyssenKrupp AG (b)	200,391	$5,579
Prudential Financial Inc (a)	23,480	2,106	Tokyo Steel Manufacturing Co Ltd	66,100	379
Reinsurance Group of America Inc (a)	9,752	810	Toyo Kohan Co Ltd	18,000	100
RenaissanceRe Holdings Ltd (a)	23,525	2,409	United States Steel Corp	13,351	516
Sampo Oyj (a)	3,842	189	Vale SA ADR(a)	2,000	23
Samsung Fire & Marine Insurance Co Ltd	129	35	Yamato Kogyo Co Ltd	23,250	770
Sanlam Ltd	8,786	54	Yodogawa Steel Works Ltd	12,000	52
Schweizerische National-Versicherungs-	7,571	677			$10,447
Gesellschaft AG
Sony Financial Holdings Inc	34,840	558	Leisure Products & Services - 0.12%
Swiss Life Holding AG (b)	2,089	527	Carnival Corp	565	22
Swiss Re AG (b)	3,544	291	Harley-Davidson Inc	19,986	1,270
T&D Holdings Inc	91,448	1,136	HIS Co Ltd	7,205	215
			Polaris Industries Inc (a)	317	46
Tokio Marine Holdings Inc	17,075	521	Royal Caribbean Cruises Ltd (a)	7,100	453
Torchmark Corp (a)	8,485	463
Travelers Cos Inc/The (a)	2,372	225	Shimano Inc	1,368	163
Unum Group (a)	5,100	185	TUI AG	8,366	122
White Mountains Insurance Group Ltd	1,168	741			$2,291
		$43,389	Lodging - 0.20%
			Boyd Gaming Corp (b)	22,795	243
Internet - 1.76%			Nippon View Hotel Co Ltd (b)	2,290	36
Amazon.com Inc (a),(b)	4,453	1,510
			Wyndham Worldwide Corp (a),(c)	23,063	1,866
Angie's List Inc (b),(c)	57,187	439
			Wynn Resorts Ltd (a)	8,526	1,645
AOL Inc (b)	28,210	1,219
Bankrate Inc (b)	2,790	39			$3,790
Constant Contact Inc (b)	2,293	71	Machinery - Construction & Mining - 0.03%
COOKPAD Inc	7,600	252	Mitsubishi Electric Corp	39,170	491
CyberAgent Inc	13,412	460	Modec Inc	4,200	115
Dena Co Ltd	20,600	257			$606
Digital Garage Inc	8,900	157
eBay Inc (a),(b)	61,026	3,387	Machinery - Diversified - 0.25%
en-japan Inc	8,000	172	AGCO Corp	500	24
Expedia Inc (a)	2,238	192	Amada Co Ltd	8,300	78
F5 Networks Inc (a),(b)	13,537	1,681	Bucher Industries AG	21	6
Facebook Inc (b)	39,005	2,918	Cummins Inc (a)	576	84
Google Inc - A Shares (a),(b),(c)	878	511	Daifuku Co Ltd	13,300	158
Google Inc - C Shares (a),(b),(c)	5,292	3,025	Deere & Co (a)	8,020	674
Groupon Inc (a),(b)	293,088	1,993	Denyo Co Ltd	15,500	224
Gurunavi Inc	5,126	81	Eagle Industry Co Ltd	5,100	106
IAC/InterActiveCorp (a)	17,688	1,231	Fuji Machine Manufacturing Co Ltd	21,500	205
Infomart Corp	12,200	216	Hisaka Works Ltd	10,700	94
Internet Initiative Japan Inc	6,000	126	IDEX Corp	9,720	748
Kakaku.com Inc	5,000	78	Kubota Corp	25,400	364
Monitise PLC (b)	378,646	309	Makino Milling Machine Co Ltd	89,710	667
NAVER Corp	193	147	Metso OYJ	466	18
Netflix Inc (b)	4,067	1,943	OC Oerlikon Corp AG (b)	33,206	471
Optimal Payments PLC (b)	59,555	478	Rheinmetall AG (a)	689	37
Pandora Media Inc (a),(b)	26,181	708	Rockwell Automation Inc	500	58
Priceline Group Inc/The (a),(b),(c)	2,435	3,030	Toshiba Machine Co Ltd	50,000	222
Proto Corp	6,500	97	Tsubakimoto Chain Co	9,400	80
Rakuten Inc	59,124	766	Wabtec Corp/DE	867	72
Splunk Inc (a),(b)	1,560	84	Zebra Technologies Corp (b)	700	55
Symantec Corp (a)	55,954	1,358	Zuiko Corp	5,030	253
Tencent Holdings Ltd	18,000	293			$4,698
United Internet AG	2,840	123	Media - 2.57%
Web.com Group Inc (b)	16,524	313
			AMC Networks Inc (a),(b)	8,380	524
Yahoo Japan Corp	111,600	450	Axel Springer SE	1,716	102
Yahoo! Inc (a),(b)	17,812	686
Yelp Inc (b)	26,305	2,168	BEC World PCL	12,600	19
			Cablevision Systems Corp (a)	109,578	2,028
		$32,968	CBS Corp (a)	3,298	196
Iron & Steel - 0.56%			Comcast Corp - Class A (a)	130,218	7,127
Acerinox SA (a)	7,209	111	DIRECTV (a),(b)	19,201	1,660
Aichi Steel Corp	13,000	50	Discovery Communications Inc - A Shares	4,504	197
Chubu Steel Plate Co Ltd	10,400	53	(a),(b)
Commercial Metals Co (a)	15,700	271	Discovery Communications Inc - C Shares (a),(b)	4,504	193
Fortescue Metals Group Ltd	103,246	403	DISH Network Corp (a),(b)	136,407	8,841
Gerdau SA ADR(a)	12,500	72	FactSet Research Systems Inc	7,210	919
Hitachi Metals Ltd	33,135	566	Gannett Co Inc (a)	100	3
Japan Steel Works Ltd/The	69,000	298	Graham Holdings Co (a)	400	287
Nucor Corp (a)	8,913	484	Grupo Televisa SAB ADR	1,900	70
Reliance Steel & Aluminum Co (a)	6,300	441	John Wiley & Sons Inc	400	24
Salzgitter AG	1,063	40	Journal Communications Inc (a),(b)	15,090	150
Steel Dynamics Inc (a)	10,300	239	Liberty Global PLC - A Shares (b)	20,474	894

See accompanying notes.

77

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Miscellaneous Manufacturing (continued)
Liberty Global PLC - C Shares (b)	55,504	$2,327	Parker-Hannifin Corp (a)	3,338	$386
Naspers Ltd	1,159	148	Pentair PLC (a)	7,130	486
New York Times Co/The	2,600	32	Polypore International Inc (b)	8,496	381
News Corp (a),(b)	36,570	645	Shin-Etsu Polymer Co Ltd	15,000	84
Nielsen NV	37,025	1,740	Siemens AG ADR	1,245	156
Nippon Television Holdings Inc	37,900	583	SPX Corp (a)	9,456	983
ProSiebenSat.1 Media AG	9,180	368	Sulzer AG	769	102
Sky Deutschland AG (b)	54,931	486	Tenma Corp	14,700	230
Thomson Reuters Corp	1,600	61	Tokai Rubber Industries Ltd	17,900	170
Time Inc (a),(b)	1,504	36	Trelleborg AB	7,255	139
Time Warner Cable Inc (a)	33,667	4,980	Trinity Industries Inc	2,300	111
Time Warner Inc (a)	111,325	8,576	Wartsila OYJ Abp (a)	27,289	1,373
Tribune Media Co (b)	2,079	159			$16,545
TV Asahi Holdings Corp	36,400	629
Viacom Inc (a)	44,630	3,621	Office & Business Equipment - 0.15%
Walt Disney Co/The (a)	1,800	162	Canon Inc ADR	1,933	63
Wolters Kluwer NV (a)	9,219	255	Canon Inc	22,400	731
		$48,042	Pitney Bowes Inc	847	23
			Seiko Epson Corp	3,093	157
Metal Fabrication & Hardware - 0.07%			Xerox Corp (a)	126,299	1,744
Aurubis AG	4,971	245			$2,718
Hyosung Corp	502	39
Maruichi Steel Tube Ltd	7,300	194	Oil & Gas - 2.79%
			Anadarko Petroleum Corp (a),(c)	17,733	1,999
Neturen Co Ltd	6,900	50	Apache Corp (a)	2,400	244
NSK Ltd	3,887	52	Athlon Energy Inc (b)	13,000	605
Timken Co/The (a)	7,600	344
TimkenSteel Corp (a)	1,824	87	BG Group PLC	77,112	1,537
Valmont Industries Inc	400	56	Cabot Oil & Gas Corp	16,685	560
			Chesapeake Energy Corp (a)	46,850	1,274
Worthington Industries Inc (a)	3,950	160
			Chevron Corp (a),(c)	12,460	1,613
		$1,227	China Petroleum & Chemical Corp ADR(a)	1,710	173
Mining - 0.17%			Cimarex Energy Co (a)	911	132
African Rainbow Minerals Ltd	3,651	62	CNOOC Ltd ADR(a)	500	100
AngloGold Ashanti Ltd ADR (b)	10,600	182	Cobalt International Energy Inc (a),(b)	127,305	1,954
Barrick Gold Corp	37,946	698	ConocoPhillips (a)	20,700	1,681
Boliden AB	10,634	169	Denbury Resources Inc (a)	8,130	140
Cameco Corp	14,739	288	Devon Energy Corp (a)	31,036	2,340
Cia de Minas Buenaventura SAA ADR	700	10	Diamondback Energy Inc (b)	4,200	363
Compass Minerals International Inc	4,220	376	Energen Corp (a)	2,058	166
Grupo Mexico SAB de CV	1,300	5	Eni SpA (a)	16,367	409
Industrias Penoles SAB de CV	540	14	EOG Resources Inc (a)	5,362	589
KGHM Polska Miedz SA	1,291	53	Exxon Mobil Corp (a)	42,216	4,199
Korea Zinc Co Ltd	237	98	Gazprom OAO ADR	29,788	213
Koza Altin Isletmeleri AS	8,533	92	Grupa Lotos SA (a),(b)	3,419	32
Mitsubishi Materials Corp	182,000	614	Helmerich & Payne Inc (a)	1,400	147
Nippon Coke & Engineering Co Ltd	63,900	70	Hess Corp (a)	17,188	1,738
Northam Platinum Ltd (b)	2,219	9	HollyFrontier Corp (a)	4,760	238
OSAKA Titanium Technologies Co Ltd	4,000	97	Imperial Oil Ltd	26,240	1,397
Rio Tinto PLC ADR	5,817	313	Inpex Corp	58,681	841
Southern Copper Corp	600	20	Japan Petroleum Exploration Co	12,300	479
Umicore SA	1,572	76	Karoon Gas Australia Ltd (b)	135,461	480
		$3,246	Kodiak Oil & Gas Corp (a),(b)	39,757	647
			Kosmos Energy Ltd (b)	2,500	25
Miscellaneous Manufacturing - 0.88%			Laredo Petroleum Inc (b)	25,035	592
3M Co (a)	7,230	1,041
AO Smith Corp (a)	5,566	273	Lukoil OAO ADR	1,755	98
			Marathon Oil Corp (a)	35,158	1,466
Barnes Group Inc (c)	7,355	252
			Marathon Petroleum Corp (a)	26,104	2,376
Carlisle Cos Inc (a)	1,900	158
			Murphy Oil Corp (a)	15,051	940
Crane Co (a)	2,800	195
			Murphy USA Inc (b)	3,400	185
Danaher Corp	61,675	4,725	Nabors Industries Ltd (a)	29,741	809
Dover Corp (a)	1,578	139
			Neste Oil OYJ (a)	12,589	246
Eaton Corp PLC (a),(c)	21,381	1,493
			Newfield Exploration Co (a),(b)	4,727	212
FUJIFILM Holdings Corp	11,935	360	NOVATEK OAO	335	34
General Electric Co (a)	35,260	916
			Occidental Petroleum Corp (a),(c)	17,467	1,811
Glory Ltd	8,400	254	Paragon Offshore PLC (a),(b)	3,383	32
Harsco Corp	372	9	Patterson-UTI Energy Inc (a)	25,180	870
Illinois Tool Works Inc (a)	2,150	190
			PetroChina Co Ltd ADR (a)	700	99
Ingersoll-Rand PLC (a)	6,600	397
			Petroleo Brasileiro SA ADR(a)	12,800	266
ITT Corp (a)	6,500	311
			Phillips 66 (a)	36,490	3,175
Konica Minolta Inc	5,025	55	Pioneer Natural Resources Co (c)	22,448	4,684
Largan Precision Co Ltd	3,000	249	Polskie Gornictwo Naftowe i Gazownictwo SA	45,772	70
Nikkiso Co Ltd	16,500	196	(a)
Orkla ASA (a)	5,012	45
			PTT Exploration & Production PCL	20,000	103
Pall Corp	8,136	686	Reliance Industries Ltd (e)	2,177	72

See accompanying notes.

78

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Repsol SA (a)	7,068	$176	Galenica AG	63	$60
Rosneft OAO	4,308	26	GlaxoSmithKline PLC ADR	9,327	458
SandRidge Energy Inc (b)	8,547	45	Johnson & Johnson (a)	51,118	5,303
SK Holdings Co Ltd	535	85	Kobayashi Pharmaceutical Co Ltd	823	53
SM Energy Co (a)	17,950	1,599	Mallinckrodt PLC (b)	4	—
Southwestern Energy Co (a),(b)	49,914	2,055	McKesson Corp (a)	8,126	1,585
Statoil ASA (a)	15,178	427	Meda AB	22,853	307
Statoil ASA ADR	5,983	170	Merck & Co Inc (a),(c)	103,867	6,243
Suncor Energy Inc	26,478	1,088	Merck KGaA	4,125	360
Surgutneftegas OAO ADR	6,174	43	Mylan Inc/PA (a),(b)	22,780	1,107
Tatneft OAO ADR	2,125	79	Nippon Shinyaku Co Ltd	13,462	428
Unit Corp (a),(b)	2,201	145	Novartis AG	4,732	425
Valero Energy Corp (a)	20,470	1,108	Omnicare Inc (a)	35,460	2,262
Whiting Petroleum Corp (a),(b)	2,887	268	Ono Pharmaceutical Co Ltd	11,615	1,039
WPX Energy Inc (a),(b)	7,253	193	Orion OYJ (a)	2,032	80
YPF SA ADR	7,280	241	Pfizer Inc (a)	162,268	4,769
		$52,203	Portola Pharmaceuticals Inc (b)	17,058	476
			Roche Holding AG ADR	10,744	392
Oil & Gas Services - 0.56%			Roche Holding AG	8,873	2,591
Baker Hughes Inc (a)	28,621	1,979
			Salix Pharmaceuticals Ltd (b)	3,915	623
Basic Energy Services Inc (a),(b)	16,150	391
Cameron International Corp (a),(b)	15,937	1,185	Sanofi ADR	5,555	304
Dril-Quip Inc (b)	200	20	Santen Pharmaceutical Co Ltd	1,740	100
			Shionogi & Co Ltd	38,679	911
Fred Olsen Energy ASA	898	21	Shire PLC ADR	10,318	2,521
Halliburton Co (a),(c)	36,121	2,442
Helix Energy Solutions Group Inc (a),(b)	9,743	266	Sihuan Pharmaceutical Holdings Group Ltd	154,000	103
McDermott International Inc (b)	42,150	303	Sino Biopharmaceutical Ltd	240,000	221
National Oilwell Varco Inc (a)	2,300	199	Takeda Pharmaceutical Co Ltd	22,800	1,042
			TESARO Inc (b)	5,315	157
NOW Inc (b)	900	30
			TherapeuticsMD Inc (b),(d)	230,566	1,280
Oceaneering International Inc (a)	1,900	132
			TherapeuticsMD Inc (b),(d),(f),(g)	15,388	85
Oil States International Inc (a),(b)	2,000	129
Petroleum Geo-Services ASA (a)	8,263	62			$74,313
Superior Energy Services Inc (a)	41,884	1,502	Pipelines - 0.08%
Targa Resources Corp	100	14	Kinder Morgan Inc/DE (a)	37,050	1,492
Trican Well Service Ltd	121,275	1,752	ONEOK Inc	600	42
		$10,427	Spectra Energy Corp	300	12

Packaging & Containers - 0.34%					$1,546
Ball Corp (a)	22,269	1,427	Publicly Traded Investment Fund - 0.15%
Bemis Co Inc (a)	6,542	267	iShares MSCI Germany ETF	43,340	1,253
Berry Plastics Group Inc (b)	2,629	63	Nomura TOPIX Exchange Traded Fund	24,390	304
Crown Holdings Inc (a),(b)	7,400	357	WisdomTree Japan Hedged Equity Fund	23,581	1,176
Owens-Illinois Inc (a),(b)	43,767	1,348			$2,733
Packaging Corp of America	10,170	692
Rock-Tenn Co (a)	3,200	157	Real Estate - 0.45%
Sealed Air Corp (a)	29,494	1,065	Aeon Mall Co Ltd	4,000	87
Silgan Holdings Inc (c)	11,040	556	Agile Property Holdings Ltd	4,000	3
Sonoco Products Co (a)	9,750	401	BR Malls Participacoes SA	2,200	23
		$6,333	BR Properties SA	700	5
			Bumi Serpong Damai PT	38,800	5
Pharmaceuticals - 3.97%			CBRE Group Inc (a),(b)	130,135	4,136
Abbott Laboratories (a)	25,708	1,086	China Overseas Land & Investment Ltd	20,000	56
AbbVie Inc (a)	10,440	577	China Resources Land Ltd	10,000	23
Actavis PLC (b)	28,869	6,553	Country Garden Holdings Co Ltd	19,000	8
Actelion Ltd (b)	4,332	532	Emlak Konut Gayrimenkul Yatirim Ortakligi	7,174	9
Acucela Inc (b)	3,900	32	AS
Alkermes PLC (a),(b)	1,700	76	Evergrande Real Estate Group Ltd	23,000	10
Allergan Inc/United States (a)	30,208	4,944	Franshion Properties China Ltd	16,000	4
AmerisourceBergen Corp (a)	3,280	254	Guangzhou R&F Properties Co Ltd	3,600	4
Astellas Pharma Inc	16,705	241	Howard Hughes Corp/The (a),(b)	900	143
AstraZeneca PLC ADR	27,821	2,115	Jones Lang LaSalle Inc (a)	10,801	1,443
AstraZeneca PLC	17,016	1,298	Kennedy-Wilson Holdings Inc	24,696	645
Bayer AG (a)	1,347	181	Leopalace21 Corp (b)	97,900	563
Bayer AG ADR	3,692	496	Lippo Karawaci Tbk PT	63,500	6
Bristol-Myers Squibb Co (a),(c)	156,956	7,950	Longfor Properties Co Ltd	7,000	9
Cardinal Health Inc (a)	60,506	4,459	Mitsubishi Estate Co Ltd	26,180	606
Chugai Pharmaceutical Co Ltd	4,570	145	Realogy Holdings Corp (b)	9,837	401
Daiichi Sankyo Co Ltd	27,600	488	Redefine Properties Ltd	14,262	13
Dr Reddy's Laboratories Ltd ADR	500	25	Relo Holdings Inc	3,182	216
Eisai Co Ltd	11,260	470	Ruentex Development Co Ltd	3,000	5
Eli Lilly & Co (a)	26,621	1,692	Shimao Property Holdings Ltd	7,500	17
Endo International PLC (a),(b)	20,220	1,288	Shui On Land Ltd	18,500	5
Express Scripts Holding Co (a),(b)	55,228	4,083	Sino-Ocean Land Holdings Ltd	8,000	5
Furiex Pharmaceuticals Inc - Rights (a),(b),(d),(f)	4,411	43	SOHO China Ltd	4,500	4

See accompanying notes.

79

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Real Estate (continued)			Retail (continued)
UEM Sunrise Bhd	8,300	$5	PetSmart Inc	900	$64
Yuexiu Property Co Ltd	20,000	4	President Chain Store Corp	8,000	61
		$8,463	PVH Corp (a)	23,585	2,754
			Rite Aid Corp (a),(b)	56,888	354
REITS - 0.76%			Ross Stores Inc (a)	3,500	264
American Realty Capital Healthcare Trust Inc	85,281	935	Ryohin Keikaku Co Ltd	3,112	350
Capstead Mortgage Corp (a)	166,790	2,205
			Sears Holdings Corp (a),(b)	5,300	184
Corio NV (a)	6,000	323
			Shimamura Co Ltd	3,300	297
Daiwa Office Investment Corp	36	190	Signet Jewelers Ltd (a)	6,885	811
Equity Residential (a)	5,910	393
			Staples Inc (a)	153,489	1,793
Essex Property Trust Inc	4	1	Starbucks Corp (a)	4,502	350
Fibra Uno Administracion SA de CV	10,500	38	Sugi Holdings Co Ltd	1,085	45
General Growth Properties Inc	69,230	1,701	Tiffany & Co	4,516	456
Getty Realty Corp (a)	16,670	313
			Tim Hortons Inc	34,951	2,811
GLP J-Reit	182	218	TJX Cos Inc/The (a)	47,145	2,810
Government Properties Income Trust (a)	13,220	318
			Tsuruha Holdings Inc	9,133	499
Growthpoint Properties Ltd	10,935	26	Tuesday Morning Corp (b)	22,135	389
HCP Inc (a)	7,530	326
			Ulta Salon Cosmetics & Fragrance Inc (a),(b)	600	58
Highwoods Properties Inc (a)	9,030	384
Host Hotels & Resorts Inc (a)	12,333	281	USS Co Ltd	5,096	84
			Walgreen Co (a)	13,455	814
Potlatch Corp (a)	23,330	996
			Wal-Mart Stores Inc (a)	21,711	1,639
Public Storage (a)	2,800	490
			Williams-Sonoma Inc (a)	245	16
Simon Property Group Inc (a)	6,340	1,078
			Woolworths Holdings Ltd/South Africa	19,603	146
SL Green Realty Corp	6,923	757	World Fuel Services Corp	300	13
Ventas Inc (a)	27,140	1,785
Vornado Realty Trust (a)	3,073	325	Xebio Co Ltd	13,600	223
			Yum! Brands Inc (a)	2,361	171
Weingarten Realty Investors (a)	34,060	1,166
					$65,652
		$14,249
			Savings & Loans - 0.13%
Retail - 3.51%			B of I Holding Inc (a),(b)	2,600	200
Adastria Holdings Co Ltd	12,510	251	Hudson City Bancorp Inc (a)	183,965	1,816
Advance Auto Parts Inc (a),(c)	32,840	4,480
			Northwest Bancshares Inc (a)	13,630	172
ANN Inc (a),(b)	5,033	209
			People's United Financial Inc (a)	14,180	212
Autogrill SpA (a),(b)	12,730	107
AutoZone Inc (a),(b)	3,462	1,865			$2,400
Bed Bath & Beyond Inc (a),(b)	2,640	170	Semiconductors - 2.07%
Belle International Holdings Ltd	39,000	50	Altera Corp (a)	8,460	299
Best Buy Co Inc (a)	11,478	366	Analog Devices Inc (a)	8,892	454
Big Lots Inc (a)	3,867	179	Applied Materials Inc (a)	39,275	908
CarMax Inc (b)	3,749	196	Atmel Corp (a),(b)	20,600	183
Cawachi Ltd	9,100	159	Avago Technologies Ltd	26,023	2,136
Chico's FAS Inc (a)	16,900	267	Broadcom Corp (a)	14,200	560
Coach Inc (a)	22,670	835	Fairchild Semiconductor International Inc (b)	3,800	67
Costco Wholesale Corp	500	61	First Solar Inc (a),(b)	2,714	189
CVS Caremark Corp (a)	27,070	2,151	Freescale Semiconductor Ltd (b)	39,106	823
Dick's Sporting Goods Inc	300	14	GT Advanced Technologies Inc (b)	63,920	1,138
Dillard's Inc (a)	2,018	231	Inotera Memories Inc (b)	157,000	257
Dollar General Corp (a),(b)	79,103	5,061	Integrated Device Technology Inc (a),(b)	13,800	227
Dollar Tree Inc (a),(b)	6,204	333	Intel Corp (a)	64,634	2,257
Domino's Pizza Inc (a)	4,900	370	International Rectifier Corp (a),(b)	23,918	942
Don Quijote Holdings Co Ltd	5,400	286	Intersil Corp	6,300	95
Doutor Nichires Holdings Co Ltd	11,900	195	KLA-Tencor Corp (a)	5,100	390
DSW Inc (a)	3,900	121	Lam Research Corp (a)	17,504	1,258
Family Dollar Stores Inc (a)	51,772	4,133	Marvell Technology Group Ltd (a)	27,354	380
Foot Locker Inc (a)	12,693	712	Maxim Integrated Products Inc (a)	18,629	575
GameStop Corp (a)	38,191	1,612	MediaTek Inc	13,000	217
Gap Inc/The (a)	52,593	2,427	Micron Technology Inc (b)	109,551	3,571
GOME Electrical Appliances Holding Ltd (a)	1,118,000	199	Mimasu Semiconductor Industry Co Ltd	15,500	139
Guess? Inc (a)	5,200	122	Miraial Co Ltd	8,200	147
Hennes & Mauritz AB	2,685	114	NVIDIA Corp (a)	7,436	145
Home Depot Inc/The (a),(c)	50,380	4,710	NXP Semiconductor NV (b)	175,138	12,001
Honeys Co Ltd	16,980	172	OmniVision Technologies Inc (a),(b)	6,400	173
Joyful Honda Co Ltd	3,900	141	Qualcomm Inc (a)	7,590	578
Kate Spade & Co (b)	13,621	440	Rohm Co Ltd	11,104	710
Kohl's Corp (a)	21,520	1,265	Rovi Corp (b)	3,100	72
Lowe's Cos Inc (a),(c)	137,624	7,227	Samsung Electronics Co Ltd	1,049	639
Macy's Inc (a)	9,928	619	Sanken Electric Co Ltd	12,500	104
McDonald's Corp (a)	38,572	3,615	Semtech Corp (b)	1,759	46
MSC Industrial Direct Co Inc	16,850	1,519	Shinkawa Ltd	18,800	90
Nishimatsuya Chain Co Ltd	23,600	186	Shinko Electric Industries Co Ltd	49,900	365
Office Depot Inc (b)	44,046	226	SK Hynix Inc (b)	5,210	234
O'Reilly Automotive Inc (a),(b)	1,300	203	Skyworks Solutions Inc (a)	6,595	374
Pal Co Ltd	16,400	446	STMicroelectronics NV	24,047	202
Pandora A/S (a)	2,015	151	Sumco Corp	99,205	857

See accompanying notes.

80

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Semiconductors (continued)			Telecommunications (continued)
SunEdison Inc (b)	69,260	$1,526	MTN Group Ltd	7,352	$166
Taiwan Semiconductor Manufacturing Co Ltd	5,800	121	Nippon Telegraph & Telephone Corp	7,199	484
ADR(a)			Nokia OYJ	2,147	18
Texas Instruments Inc	4,237	204	Orange Polska SA (a)	10,429	35
Tokyo Electron Ltd	26,391	1,849	Palo Alto Networks Inc (b)	50	4
TriQuint Semiconductor Inc (a),(b)	35,719	738	ParkerVision Inc (b)	226,620	281
Xilinx Inc (a)	13,970	590	Polycom Inc (a),(b)	60,330	799
		$38,830	RF Micro Devices Inc (a),(b)	14,892	186
			Sistema JSFC	7,495	170
Shipbuilding - 0.01%			SK Telecom Co Ltd ADR	3,400	102
Huntington Ingalls Industries Inc (a)	1,500	153
			SoftBank Corp	5,300	383
			Swisscom AG	458	266
Software - 1.56%			TDC A/S (a)	17,016	146
Activision Blizzard Inc (a),(c)	62,117	1,462	Telefonaktiebolaget LM Ericsson	58,089	724
Acxiom Corp (a),(b)	7,372	137	Telefonica Deutschland Holding AG	3,616	28
Adobe Systems Inc (b)	52,538	3,778	Telekomunikasi Indonesia Persero Tbk PT	2,100	97
Akamai Technologies Inc (b)	33,424	2,019	ADR(a)
Allscripts Healthcare Solutions Inc (a),(b)	1,463	22	Telenet Group Holding NV (b)	795	46
Alpha Systems Inc	2,400	35	Telenor ASA (a)	12,078	277
Amadeus IT Holding SA	4,005	149	Telephone & Data Systems Inc (a)	3,059	81
Autodesk Inc (a),(b)	5,200	279	TeliaSonera AB	21,614	158
Broadridge Financial Solutions Inc (a)	2,300	98	Tim Participacoes SA ADR(a)	49,930	1,397
CA Inc (a)	93,800	2,649	T-Mobile US Inc (b)	27,147	817
CareView Communications Inc (b)	398,915	225	tw telecom inc (a),(b)	7,454	306
Citrix Systems Inc (a),(b)	11,780	828	Verizon Communications Inc (a)	48,588	2,421
Compuware Corp (a)	9,927	93	Vodafone Group PLC ADR	5,488	188
Concur Technologies Inc (b)	24,532	2,463	Windstream Holdings Inc	3,400	38
Cresco Ltd	13,256	172	Ziggo NV (a)	35,646	1,696
Dun & Bradstreet Corp/The (a)	1,932	227			$31,323
Electronic Arts Inc (a),(b)	7,846	297
			Textiles - 0.00%
Fair Isaac Corp	274	16	Mohawk Industries Inc (a),(b)	600	88
Fidelity National Information Services Inc (a)	52,549	2,982
Fiserv Inc (a),(b)	15,962	1,029
Informatica Corp (b)	1,897	65	Toys, Games & Hobbies - 0.06%
Intuit Inc (a)	1,900	158	Bandai Namco Holdings Inc	5,067	142
Microsoft Corp (a),(c)	95,477	4,337	Hasbro Inc (a)	12,529	660
NSD Co Ltd	7,500	117	Nintendo Co Ltd	3,250	362
Oracle Corp (a)	119,189	4,949			$1,164
PTC Inc (b)	1,300	50
Tableau Software Inc (b)	4,515	296	Transportation - 0.80%
			AP Moeller - Maersk A/S - B shares (a)	134	337
UBISOFT Entertainment (b)	19,740	328
		$29,260	bpost SA	8,432	208
			Canadian National Railway Co	10,269	737
Telecommunications - 1.67%			CH Robinson Worldwide Inc (a)	2,815	192
Amdocs Ltd (a)	3,900	184	Con-way Inc (a)	2,629	135
America Movil SAB de CV ADR (a)	15,600	382	CSX Corp (a)	9,412	291
ARRIS Group Inc (b)	3,400	104	Deutsche Post AG (a)	21,341	700
AT&T Inc (a)	54,198	1,895	DSV A/S (a)	5,426	167
Belgacom SA	4,175	149	Expeditors International of Washington Inc (a)	5,875	243
Bell Aliant Inc (b)	23,568	669	FedEx Corp (a)	12,991	1,921
CenturyLink Inc (a)	92,000	3,771	Kansas City Southern	2,095	242
China Mobile Ltd ADR(a)	7,000	436	Landstar System Inc (a)	900	61
China Telecom Corp Ltd	64,000	40	MISC Bhd	5,500	12
Cisco Systems Inc (a)	223,470	5,585	Mitsui OSK Lines Ltd	196,500	720
Corning Inc (a)	4,200	88	Nippon Yusen KK	58,790	173
Deutsche Telekom AG (a)	20,126	302	Norfolk Southern Corp (a)	12,691	1,357
DigitalGlobe Inc (b)	40,354	1,225	Old Dominion Freight Line Inc (a),(b)	2,700	180
EchoStar Corp (b)	800	40	Panalpina Welttransport Holding AG	83	12
ENTEL Chile SA	547	6	Ryder System Inc (a)	3,700	334
Far EasTone Telecommunications Co Ltd	10,000	21	Teekay Corp	361	22
Fortinet Inc (a),(b)	4,700	121	TNT Express NV (a)	9,853	74
Frontier Communications Corp (a)	23,778	162	Tsakos Energy Navigation Ltd	130,717	1,006
GN Store Nord A/S (a)	9,553	218	Union Pacific Corp (a)	19,250	2,027
Gogo Inc (b)	55,684	943	United Parcel Service Inc (a),(c)	34,563	3,364
Harris Corp	700	50	UTI Worldwide Inc (b)	26,167	240
JDS Uniphase Corp (a),(b)	15,000	173	Werner Enterprises Inc	600	15
Juniper Networks Inc (a)	85,933	1,993	XPO Logistics Inc (b)	6,110	189
KDDI Corp	12,902	745			$14,959
Koninklijke KPN NV (b)	67,842	226
KT Corp ADR(a)	1,100	19	Trucking & Leasing - 0.02%
Leap Wireless International Inc - Rights (b),(d),(f)	6	—	AMERCO	1,669	464
Level 3 Communications Inc (b)	1,400	63
Loral Space & Communications Inc (b)	4,265	319
Mobistar SA (b)	4,045	80

See accompanying notes.

81

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

	COMMON STOCKS (continued)	Shares Held		Value (000	's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)

Water	- 0.00%						Diversified Financial Services (continued)
	American Water Works Co Inc (a)	900		$46			LendingClub Corp (b),(d),(f),(k)	2,380	$48
									$955
	TOTAL COMMON STOCKS			$928,703
	INVESTMENT COMPANIES - 19.88%	Shares Held		Value (000	's)		Electric - 0.01%
							Cia Energetica de Sao Paulo	10,600	149
	Publicly Traded Investment Fund - 19.88%
	BlackRock Liquidity Funds FedFund Portfolio	62,927,607		62,928			Electronics - 0.01%
	Goldman Sachs Financial Square Funds -	114,231		114			Veracode Inc (b),(f)	6,031	111
	Money Market Fund
	JP Morgan Prime Money Market Fund	309,056,022		309,056
				$372,098			Internet - 0.01%
	TOTAL INVESTMENT COMPANIES			$372,098			Uber Technologies Inc (b),(d),(f)	3,799	236
	CONVERTIBLE PREFERRED STOCKS -
	0.53%	Shares Held		Value(000	's)		Software - 0.00%
							New Relic Inc (b),(d),(f),(l)	1,079	31
	Dominion Electric - 0.23% Resources Inc/VA (b)	4,900		249			Nutanix Inc (b),(d),(f),(m)	3,575	48
	Dominion Resources Inc/VA - Series A	4,239		241					$79
	Dominion Resources Inc/VA - Series B	2,368		136			TOTAL PREFERRED STOCKS		$2,108
	NextEra Energy Inc - 5.59% (a)	1,525		98				Principal
	NextEra Energy Inc - 5.79%	4,875		269		BONDS	- 21.92%	Amount (000's) Value (000's)
	NextEra Energy Inc - 5.89%	53,250		3,321			Aerospace & Defense - 0.05%
				$4,314			Meccanica Holdings USA Inc
Food	- 0.06%						6.25%, 01/15/2040 (e)	$800	$768
	Post Holdings Inc (e)	725		56			Rockwell Collins Inc
	Tyson Foods Inc	21,155		1,063			0.58%, 12/15/2016 (n)	115	115
				$1,119					$883

	Internet - 0.00%						Airlines - 0.03%
	Dropbox Inc (b),(d),(f),(h)	2,671		39			UAL 2007-1 Pass Through Trust
							6.64%, 01/02/2024 (f)	509	557

	Iron & Steel - 0.02%
	ArcelorMittal	18,050		405			Apparel - 0.00%
							Nine West Holdings Inc
							8.25%, 03/15/2019	50	49
	Oil & Gas - 0.02%
	Chesapeake Energy Corp (e)	300		361
							Automobile Asset Backed Securities - 0.17%
							AmeriCredit Automobile Receivables Trust
	Oil & Gas Services - 0.00%						2013-4
	McDermott International Inc	1,375		35			3.31%, 10/08/2019 (n)	294	300
							Ford Credit Auto Owner Trust 2013-C
	Pharmaceuticals - 0.00%						0.55%, 04/15/2016 (n)	252	252
	Omnicare Capital Trust II	650		51			Honda Auto Receivables 2013-4 Owner Trust
							0.69%, 09/18/2017 (n)	740	740
							Honda Auto Receivables Owner Trust 2014-3
REITS	- 0.19%						0.88%, 06/15/2018 (n)	400	400
	Crown Castle International Corp	7,400		775			1.31%, 10/15/2020 (n)	260	260
	Health Care REIT Inc (a)	7,825		477
							Hyundai Auto Receivables Trust 2014-A
	iStar Financial Inc	9,001		573			1.07%, 07/16/2018	130	130
	Weyerhaeuser Co	28,482		1,645			Nissan Auto Receivables 2013-B Owner Trust
				$3,470			0.52%, 04/15/2016 (n)	288	288
	Software - 0.01%						Nissan Auto Receivables 2013-C Owner Trust
	Cloudera Inc (b),(d),(f),(i)	3,756		85			0.67%, 08/15/2018 (n)	645	644
							USAA Auto Owner Trust
							0.57%, 08/15/2017 (n)	215	215
	TOTAL CONVERTIBLE PREFERRED STOCKS			$9,879
	PREFERRED STOCKS - 0.11%	Shares Held	Value	(000	's)				$3,229

	Automobile Manufacturers - 0.02%						Automobile Floor Plan Asset Backed Securities - 0.11%
	Porsche Automobil Holding SE (a)	4,091		374			Ally Master Owner Trust
							0.52%, 01/16/2018 (n)	1,230	1,231
							0.62%, 01/15/2019 (n)	900	903
Banks	- 0.00%								$2,134
	SunTrust Banks Inc	1,954		47
							Automobile Manufacturers - 0.33%
							BMW US Capital LLC
	Computers - 0.01%						0.57%, 06/02/2017 (n)	800	800
	Pure Storage Inc (b),(d),(f),(j)	8,348		131
							Chrysler Group LLC / CG Co-Issuer Inc
							8.00%, 06/15/2019	300	323
	Consumer Products - 0.00%						8.25%, 06/15/2021	400	447
	Henkel AG & Co KGaA	250		26			Daimler Finance North America LLC
							0.92%, 08/01/2016 (e),(n)	855	863
							Nissan Motor Acceptance Corp
	Diversified Financial Services - 0.05%						0.78%, 03/03/2017 (e),(n)	1,025	1,028
	Ally Financial Inc (e)	902		907			0.93%, 09/26/2016 (e),(n)	875	880

See accompanying notes.

82

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

	Automobile Manufacturers (continued)				Banks (continued)
	Volkswagen International Finance NV				Royal Bank of Scotland Group PLC
	0.67%, 11/18/2016 (e),(n)		$450	$452	6.13%, 12/15/2022	$1,805	$1,974
	0.83%, 11/20/2014 (e),(n)		1,300	1,302	Societe Generale SA
				$6,095	5.00%, 01/17/2024 (e)	900	942

	Automobile Parts & Equipment - 0.05%						$44,499
	TRW Automotive Inc				Beverages - 0.37%
	7.25%, 03/15/2017 (e)		800	896	Beam Suntory Inc
					3.25%, 05/15/2022 (a)	225	225
					3.25%, 06/15/2023 (a)	125	124
Banks	- 2.38%				CEDC Finance Corp International Inc
	ADCB Finance Cayman Ltd				9.00%, 04/30/2018 (n)	5,690	5,470
	3.13%, 05/28/2023 (n)		5,000	4,969
					Coca-Cola Co/The
	Banco Continental SA via Continental Senior				0.34%, 11/01/2016 (n)	985	986
	Trustees II Cayman Ltd
	5.75%, 01/18/2017 (e)		1,900	2,062	Crestview DS Merger Sub II Inc
	Banco do Brasil SA/Cayman				10.00%, 09/01/2021	178	201
	9.00%, 06/29/2049 (e)		1,500	1,507			$7,006
	Banco Espirito Santo SA/London				Building Materials - 0.06%
	5.00%, 04/23/2019	EUR	150	193	Atrium Windows & Doors Inc
	5.00%, 05/14/2019		100	132	7.75%, 05/01/2019 (e)	600	597
	Banco Votorantim SA				CPG Merger Sub LLC
	5.25%, 02/11/2016 (e)		$1,000	1,040	8.00%, 10/01/2021 (e)	282	296
	Bank of America Corp				Masco Corp
	1.27%, 01/15/2019 (n)		435	445	6.13%, 10/03/2016	200	217
	2.00%, 01/11/2018		600	603			$1,110
	3.93%, 10/21/2025 (f),(n)	MXN	4,000	336
	4.20%, 08/26/2024		$1,265	1,284	Chemicals - 0.27%
	5.65%, 05/01/2018		300	337	Hercules Inc
	5.75%, 12/01/2017		1,400	1,571	6.50%, 06/30/2029	330	300
	6.00%, 09/01/2017		1,100	1,235	OCP SA
					5.63%, 04/25/2024 (e)	4,000	4,230
	6.40%, 08/28/2017		300	341
	BBVA Bancomer SA/Texas				Perstorp Holding AB
					11.00%, 08/15/2017 (e)	500	534
	6.50%, 03/10/2021		3,600	4,050
	BPCE SA						$5,064
	0.86%, 06/17/2017 (n)		1,800	1,799
					Commercial Services - 0.06%
	BPE Financiaciones SA				ServiceMaster Co/The
	2.50%, 02/01/2017	EUR	400	536	7.00%, 08/15/2020	1,045	1,116
	Chinatrust Commercial Bank Hong Kong
	5.63%, 03/29/2049 (n)		$4,000	4,035
	CIT Group Inc				Cosmetics & Personal Care - 0.02%
	4.25%, 08/15/2017		1,800	1,867	Procter & Gamble Co/The
	4.75%, 02/15/2015 (e)		600	607	0.32%, 11/04/2016 (n)	445	445
	Credit Agricole SA/London
	0.81%, 06/02/2017 (d),(e),(n)		1,100	1,103
					Credit Card Asset Backed Securities - 0.57%
	Goldman Sachs Group Inc/The				American Express Credit Account Master
	0.85%, 06/04/2017 (n)		1,500	1,503
					Trust
	HBOS PLC				0.43%, 01/15/2020 (n)	1,065	1,066
	1.11%, 09/01/2016 (n)	EUR	200	261	0.98%, 05/15/2019 (n)	265	265
	5.37%, 06/30/2021		400	585	1.26%, 01/15/2020 (n)	815	815
	HSBC Bank USA NA/New York NY				American Express Credit Account Master Trust
	6.00%, 08/09/2017		$100	113	2013-1
	Hypo Alpe-Adria-Bank International AG				0.57%, 02/16/2021 (n)	410	411
	2.75%, 08/12/2015	CHF	100	105	American Express Credit Account Secured
	4.25%, 10/31/2016	EUR	150	185	Note Trust 2012-4
	4.38%, 01/24/2017		300	370	0.39%, 05/15/2020 (n)	520	519
	Intesa Sanpaolo SpA				BA Credit Card Trust
	3.13%, 01/15/2016		$225	231	0.53%, 06/15/2021 (n)	315	315
	5.02%, 06/26/2024 (e)		2,135	2,155
					Capital One Multi-Asset Execution Trust
	Intesa Sanpaolo SpA/New York NY				0.20%, 11/15/2019 (n)	530	527
	1.61%, 04/11/2016 (n)		1,000	1,009	0.96%, 09/16/2019 (n)	425	425
	Itau Unibanco Holding SA				Chase Issuance Trust
	1.19%, 06/26/2015 (n)		1,400	1,400	0.20%, 04/15/2019 (n)	755	751
	4.42%, 06/21/2016 (n)		400	400	1.01%, 10/15/2018 (n)	900	900
	JP Morgan Chase & Co				1.26%, 07/15/2019 (n)	600	600
	4.25%, 11/02/2018	NZD	1,365	1,107	Citibank Credit Card Issuance Trust
	JP Morgan Chase Bank NA				0.27%, 12/17/2018 (n)	470	468
	6.00%, 10/01/2017		$100	113	0.36%, 05/09/2018 (n)	450	450
	Macquarie Bank Ltd				0.59%, 09/10/2020 (n)	915	918
	1.02%, 03/24/2017 (d),(e),(n)		1,000	1,010	0.73%, 02/07/2018 (n)	900	901
	Morgan Stanley				1.02%, 02/22/2019 (n)	565	564
	6.63%, 04/01/2018		850	984	1.32%, 09/07/2018 (n)	440	443

See accompanying notes.

83

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

Credit Card Asset Backed Securities (continued)					Electric - 1.19%
World Financial Network Credit Card Master					AES Corp/VA
Trust					3.23%, 06/01/2019 (n)		$600	$603
0.53%, 12/15/2019 (n)		$305	$305		Bulgarian Energy Holding EAD
			$10,643		4.25%, 11/07/2018	EUR	5,400	7,025
					Cia de Eletricidade do Estado da Bahia
Diversified Financial Services - 1.68%					11.75%, 04/27/2016 (e)	BRL	350	154
AerCap Ireland Capital Ltd / AerCap Global					Duke Energy Progress Inc
Aviation Trust					0.43%, 03/06/2017 (n)		$220	220
2.75%, 05/15/2017 (e)		300	300
					Enel SpA
Ally Financial Inc					8.75%, 09/24/2073 (e),(n)		1,715	2,015
2.75%, 01/30/2017		100	101		Korea Hydro & Nuclear Power Co Ltd
3.13%, 01/15/2016		100	102		1.01%, 05/22/2017 (e),(n)		900	899
3.50%, 07/18/2016		100	102		Pacific Gas & Electric Co
4.63%, 06/26/2015		400	410		0.43%, 05/11/2015 (n)		600	600
4.75%, 09/10/2018		1,300	1,368		Saudi Electricity Global Sukuk Co 3
5.50%, 02/15/2017		1,100	1,174		5.50%, 04/08/2044 (e),(o)		9,500	10,237
6.75%, 12/01/2014		300	304		Southern California Edison Co
8.30%, 02/12/2015		1,100	1,133		0.28%, 10/01/2014 (n)		456	456
Cantor Commercial Real Estate Co LP / CCRE								$22,209
Finance Corp
7.75%, 02/15/2018 (e)		550	590		Electronics - 0.09%
Corp Financiera de Desarrollo SA					Jabil Circuit Inc
3.25%, 07/15/2019 (e)		200	202		4.70%, 09/15/2022		680	686
5.25%, 07/15/2029 (e),(n)		265	271		Sanmina Corp
Denali Borrower LLC / Denali Finance Corp					4.38%, 06/01/2019 (e)		905	912
5.63%, 10/15/2020 (e)		100	105					$1,598
E*TRADE Financial Corp
6.75%, 06/01/2016		1,100	1,178		Engineering & Construction - 0.56%
Financiera de Desarrollo Territorial SA					Odebrecht Finance Ltd
					8.25%, 04/25/2018 (e)	BRL	300	123
Findeter
7.88%, 08/12/2024 (e)	COP	3,380,000	1,804		Odebrecht Offshore Drilling Finance Ltd
					6.75%, 10/01/2022 (o)		$9,221	9,913
Ford Motor Credit Co LLC
1.01%, 01/17/2017 (n)		$2,425	2,441		Transfield Services Ltd
					8.38%, 05/15/2020 (e)		378	390
3.00%, 06/12/2017		300	311
4.21%, 04/15/2016		250	263					$10,426
6.63%, 08/15/2017		300	343		Finance - Mortgage Loan/Banker - 0.15%
General Electric Capital Corp					Fannie Mae
0.46%, 01/14/2016 (n)		460	460		1.63%, 11/27/2018		1,300	1,302
7.13%, 12/29/2049 (n)		1,000	1,179		1.88%, 09/18/2018 (c)		1,400	1,420
General Motors Financial Co Inc								$2,722
2.63%, 07/10/2017		1,025	1,030
2.75%, 05/15/2016		150	151	Food	- 0.13%
3.50%, 07/10/2019		750	755		BRF SA
GMAC International Finance BV					7.75%, 05/22/2018 (e)	BRL	1,500	586
7.50%, 04/21/2015	EUR	100	136		ConAgra Foods Inc
Hyundai Capital Services Inc					1.90%, 01/25/2018		$850	850
1.03%, 03/18/2017 (e),(n)		$950	954		Cosan Luxembourg SA
Icahn Enterprises LP / Icahn Enterprises					9.50%, 03/14/2018 (e)	BRL	350	142
Finance Corp					Tyson Foods Inc
4.88%, 03/15/2019		726	746		5.15%, 08/15/2044		$415	442
International Lease Finance Corp					US Foods Inc
4.88%, 04/01/2015		700	714		8.50%, 06/30/2019 (a)		372	397
5.75%, 05/15/2016		200	212					$2,417
8.62%, 09/15/2015 (n)		300	322
8.75%, 03/15/2017 (n)		700	801	Gas	- 0.56%
					Fermaca Enterprises S de RL de CV

Jefferies 6.88%, Finance 04/15/2022 LLC / (e) JFIN Co-Issuer Corp		500	501		6.38%, 03/30/2038		6,000	6,450
					Intergas Finance BV
Ladder Capital Finance Holdings LLLP /					6.38%, 05/14/2017		3,500	3,732
Ladder Capital Finance Corp					Sabine Pass LNG LP
5.88%, 08/01/2021 (e)		2,075	2,106
					7.50%, 11/30/2016		150	163
MAF Global Securities Ltd					7.50%, 11/30/2016 (e)		100	107
7.13%, 10/29/2049 (n)		4,900	5,366
Navient LLC								$10,452
6.00%, 01/25/2017		300	323		Healthcare - Products - 0.13%
8.00%, 03/25/2020		100	116		Baxter International Inc
8.45%, 06/15/2018		1,600	1,862		0.40%, 12/11/2014 (n)		1,430	1,431
Nuveen Investments Inc					Biomet Inc
9.50%, 10/15/2020 (a),(e)		500	584		6.50%, 08/01/2020 (a)		950	1,022
Textron Financial Corp								$2,453
6.00%, 02/15/2067 (e),(n)		700	637
			$31,457		Healthcare - Services - 0.14%
					Humana Inc
					6.45%, 06/01/2016		450	492

See accompanying notes.

84

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal					Principal
BONDS (continued)		Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)						Insurance (continued)
Universal Health Services Inc						Assicurazioni Generali SpA
3.75%, 08/01/2019 (e)			$1,181	$1,196		7.75%, 12/12/2042	EUR	1,200	$2,002
4.75%, 08/01/2022 (e)			884	899		Stone Street Trust
				$2,587		5.90%, 12/15/2015 (e)		$1,150	1,217

Holding Companies - Diversified - 0.02%									$5,110
Alfa SAB de CV						Internet - 0.06%
6.88%, 03/25/2044 (e)			400	451		Tencent Holdings Ltd
						3.38%, 05/02/2019 (e)		1,100	1,123

Home Equity Asset Backed Securities - 0.55%
ACE Securities Corp Home Equity Loan Trust						Investment Companies - 1.07%
Series 2005-HE7						1MDB Global Investments Ltd
0.60%, 11/25/2035 (n)			100	79		4.40%, 03/09/2023		12,500	12,100
Asset Backed Securities Corp Home Equity						ICD Sukuk Co Ltd
Loan Trust Series 2004-HE4						3.51%, 05/21/2020		8,000	7,984
1.36%, 06/25/2034 (n)			100	86					$20,084
Asset Backed Securities Corp Home Equity
Loan Trust Series WMC 2005-HE5						Iron & Steel - 0.20%
1.06%, 06/25/2035 (n)			100	83		Edgen Murray Corp
						8.75%, 11/01/2020 (a),(e)		392	439
Bear Stearns Asset Backed Securities I Trust
2006	-HE4					Samarco Mineracao SA
0.33%, 05/25/2036 (n)			339	290		5.75%, 10/24/2023		3,000	3,212
Citigroup Mortgage Loan Trust Inc									$3,651
0.64%, 09/25/2035 (n)			200	185		Leisure Products & Services - 0.03%
Home Equity Loan Trust 2005-HSA1						24 Hour Holdings III LLC
5.40%, 12/25/2035 (n)			1,279	913		8.00%, 06/01/2022 (e)		575	558
HSI Asset Loan Obligation Trust 2007-WF1
5.46%, 12/25/2036 (n)			1,605	1,015
HSI Asset Securitization Corp Trust 2006-						Lodging - 0.09%
HE2						Hilton Worldwide Finance LLC / Hilton
0.26%, 12/25/2036 (n)			2,112	1,032		Worldwide Finance Corp
						5.63%, 10/15/2021 (e)		350	371
IXIS Real Estate Capital Trust 2005-HE4
0.57%, 02/25/2036 (n)			300	248		MGM Resorts International
Mastr Asset Backed Securities Trust 2005-						6.63%, 07/15/2015		800	832
FRE1						Wynn Las Vegas LLC / Wynn Las Vegas
0.65%, 10/25/2035 (n)			1,188	826		Capital Corp
Mastr Asset Backed Securities Trust 2005-						7.75%, 08/15/2020		500	540
NC1									$1,743
0.91%, 12/25/2034 (n)			72	67
						Machinery - Construction & Mining - 0.03%
Mastr Asset Backed Securities Trust 2006-						Caterpillar Financial Services Corp
AM3						0.46%, 03/03/2017 (n)		530	531
0.33%, 10/25/2036 (n)			547	462
Mastr Asset Backed Securities Trust 2006-
HE2					Media	- 0.19%
0.39%, 06/25/2036 (n)			162	91		Clear Channel Worldwide Holdings Inc
Morgan Stanley ABS Capital I Inc Trust 2006-						7.63%, 03/15/2020		445	476
HE8						DISH DBS Corp
0.23%, 10/25/2036 (n)			95	57		7.75%, 05/31/2015		100	105
Morgan Stanley ABS Capital I Inc Trust 2006-						Grupo Televisa SAB
NC4						7.25%, 05/14/2043	MXN	4,370	291
0.30%, 06/25/2036 (n)			303	269		NBCUniversal Enterprise Inc
Morgan Stanley ABS Capital I Inc Trust 2007-						5.25%, 12/19/2049 (e)		$635	662
HE2						Numericable Group SA
0.25%, 01/25/2037 (n)			1,910	1,124		4.88%, 05/15/2019 (e)		200	203
Morgan Stanley ABS Capital I Inc Trust 2007-						5.38%, 05/15/2022 (e)	EUR	100	139
HE5						5.63%, 05/15/2024 (e)		100	139
0.50%, 03/25/2037 (n)			1,827	1,082		6.25%, 05/15/2024 (e)		$200	206
Morgan Stanley Home Equity Loan Trust						Unitymedia KabelBW GmbH
2007-2						9.63%, 12/01/2019	EUR	800	1,118
0.33%, 04/25/2037 (n)			473	303		Wave Holdco LLC / Wave Holdco Corp
0.38%, 04/25/2037 (n)			2,557	1,647		8.25%, PIK 9.00%, 07/15/2019 (e),(p)		$120	123
Option One Mortgage Loan Trust 2007-1									$3,462
0.29%, 01/25/2037 (n)			97	58
0.38%, 01/25/2037 (n)			193	116		Mining - 0.07%
						Alcoa Inc
Structured Asset Securities Corp Mortgage						5.55%, 02/01/2017		998	1,085
Loan Trust 2006-GEL2						Anglo American Capital PLC
0.52%, 04/25/2036 (e),(n)			200	170
						1.18%, 04/15/2016 (d),(e),(n)		270	271
				$10,203					$1,356

Insurance - 0.27%						Mortgage Backed Securities - 2.43%
American International Group Inc						Adjustable Rate Mortgage Trust 2004-4
6.77%, 11/15/2017		GBP	1,000	1,891		2.70%, 03/25/2035 (n)		152	145

See accompanying notes.

85

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Adjustable Rate Mortgage Trust 2004-5			CHL Mortgage Pass-Through Trust 2003-57
2.59%, 04/25/2035 (n)	$173	$170	5.50%, 01/25/2034			$201	$210
2.63%, 04/25/2035 (n)	312	311	CHL Mortgage Pass-Through Trust 2004-12
Alternative Loan Trust 2003-20CB			2.58%, 08/25/2034 (n)			233	219
5.75%, 10/25/2033	155	163	CHL Mortgage Pass-Through Trust 2004-
Alternative Loan Trust 2003-4CB			HYB4
5.75%, 04/25/2033 (n)	331	338	2.39%, 09/20/2034 (n)			80	79
Alternative Loan Trust 2003-9T1			CHL Mortgage Pass-Through Trust 2004-
5.50%, 07/25/2033 (n)	128	131	HYB8
Alternative Loan Trust 2004-14T2			3.25%, 01/20/2035 (n)			154	151
5.50%, 08/25/2034	157	166	CHL Mortgage Pass-Through Trust 2005-1
Alternative Loan Trust 2004-27CB			0.47%, 03/25/2035 (n)			328	252
6.00%, 12/25/2034 (n)	561	562	CHL Mortgage Pass-Through Trust 2005-11
Alternative Loan Trust 2004-28CB			0.43%, 04/25/2035 (n)			180	156
5.75%, 01/25/2035	112	115	CHL Mortgage Pass-Through Trust 2005-21
Alternative Loan Trust 2004-J3			5.50%, 10/25/2035 (n)			267	250
5.50%, 04/25/2034	148	156	CHL Mortgage Pass-Through Trust 2005-31
Alternative Loan Trust 2005-36			5.11%, 01/25/2036 (n)			251	229
0.47%, 08/25/2035 (n)	300	235	CHL Mortgage Pass-Through Trust 2006-20
Alternative Loan Trust 2005-J1			6.00%, 02/25/2037 (n)			360	338
5.50%, 02/25/2025	347	354	Citicorp Mortgage Securities Trust Series 2006-
Alternative Loan Trust 2006-2CB			4
6.00%, 03/25/2036 (n)	347	297	6.00%, 08/25/2036 (n)			121	124
Alternative Loan Trust 2006-4CB			Citigroup Commercial Mortgage Trust 2013-
5.50%, 04/25/2036	147	136	375	P
Alternative Loan Trust 2006-J4			3.63%, 05/10/2035 (e),(n)			370	347
6.25%, 07/25/2036 (n)	168	115	Citigroup Mortgage Loan Trust 2005-11
Alternative Loan Trust 2007-11T1			2.53%, 10/25/2035 (n)			363	359
6.00%, 05/25/2037	113	95	Citigroup Mortgage Loan Trust 2007-AR4
Alternative Loan Trust 2007-4CB			3.19%, 03/25/2037 (n)			206	164
5.75%, 04/25/2037	178	163	Citigroup Mortgage Loan Trust Inc
Banc of America Alternative Loan Trust 2003-			2.60%, 05/25/2035 (n)			171	169
10			CitiMortgage Alternative Loan Trust Series
5.50%, 12/25/2033	204	210	2006	-A3
5.50%, 12/25/2033 (n)	302	309	6.00%, 07/25/2036			68	61
Banc of America Alternative Loan Trust 2003-			CitiMortgage Alternative Loan Trust Series
8			2006	-A4
5.50%, 10/25/2033	207	214	6.00%, 09/25/2036			384	338
Banc of America Alternative Loan Trust 2005-			CitiMortgage Alternative Loan Trust Series
10			2007	-A6
5.75%, 11/25/2035 (n)	981	917	6.00%, 06/25/2037 (n)			190	159
Banc of America Alternative Loan Trust 2005-			6.00%, 06/25/2037 (n)			297	249
6			COMM 2014-SAVA Mortgage Trust
5.25%, 07/25/2035 (n)	315	284	1.30%, 06/15/2034 (e)			145	145
Banc of America Commercial Mortgage Trust			1.90%, 06/15/2034 (e)			145	145
2007-2			2.40%, 06/15/2034 (e)			290	290
5.73%, 04/10/2049 (n)	40	44	Credit Suisse First Boston Mortgage Securities
Banc of America Funding 2004-B Trust			Corp
2.56%, 11/20/2034 (n)	310	293	2.57%, 11/25/2033 (n)			130	126
Banc of America Funding 2005-5 Trust			2.58%, 05/25/2034 (n)			348	345
5.50%, 09/25/2035	130	136	2.61%, 12/25/2033 (n)			113	110
Banc of America Funding 2005-7 Trust			5.25%, 05/25/2028			70	71
5.75%, 11/25/2035 (n)	232	238	5.50%, 11/25/2035			260	231
Banc of America Funding 2007-E Trust			CSMC Mortgage-Backed Trust 2006-8
3.01%, 09/20/2047 (n)	326	251	6.50%, 10/25/2021 (n)			136	120
Banc of America Funding Corp			CSMC Series 2011-6R
0.61%, 07/25/2037 (e),(n)	161	124	4.05%, 04/28/2037 (e),(n)			436	277
Banc of America Mortgage 2005-A Trust			DECO 12-UK 4 PLC
3.07%, 02/25/2035 (n)	98	97	0.75%, 01/27/2020 (n)		GBP	790	1,270
Bear Stearns ARM Trust 2004-10			Deco 15-Pan Europe 6 Ltd
2.70%, 01/25/2035 (n)	7	7	0.42%, 04/27/2018 (n)		EUR	80	103
Bear Stearns ARM Trust 2004-6			Del Coronado Trust 2013-DEL MZ
2.64%, 09/25/2034 (n)	490	459	5.15%, 03/15/2018 (e),(f),(n)			$200	201
Bear Stearns ARM Trust 2005-12			Deutsche ALT-A Securities Inc ALT
2.58%, 02/25/2036 (n)	187	147	0.46%, 04/25/2037 (n)			556	310
Bear Stearns Commercial Mortgage Securities			Deutsche Alt-A Securities Inc Mortgage Loan
Trust 2004-PWR2			Trust Series 2005-3
6.65%, 05/11/2039 (e),(n)	105	107	5.25%, 06/25/2035			193	196
Chase Mortgage Finance Trust Series 2007-			Deutsche Alt-A Securities Inc Mortgage Loan
A1			Trust Series 2005-5
2.57%, 02/25/2037 (n)	262	260	5.50%, 11/25/2035			172	160

See accompanying notes.			86

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Deutsche Alt-A Securities Inc Mortgage Loan				JP Morgan Chase Commercial Mortgage
Trust Series 2005-6				Securities Trust 2013-JWRZ MZ
5.50%, 12/25/2035 (n)		$169	$145	6.15%, 04/15/2018 (e),(f),(n)		$128	$129
Extended Stay America Trust 2013-ESH				JP Morgan Mortgage Trust 2003-A2
5.52%, 12/05/2031 (e),(n)		857	895	1.99%, 11/25/2033 (n)		233	233
Fannie Mae Trust 2002-W8				JP Morgan Mortgage Trust 2005-A2
0.56%, 09/25/2032 (n)		76	76	2.37%, 04/25/2035 (n)		363	355
FDIC 2013-N1 Trust				JP Morgan Mortgage Trust 2005-A5
4.50%, 10/25/2018 (e)		217	219	2.65%, 08/25/2035 (n)		156	156
FHLMC Multifamily Structured Pass Through				JP Morgan Mortgage Trust 2005-S3
Certificates				6.00%, 01/25/2036 (n)		369	336
1.72%, 10/25/2021 (n)		195	18	JP Morgan Mortgage Trust 2006-A1
First Horizon Mortgage Pass-Through Trust				2.46%, 02/25/2036 (n)		290	257
2005	-AR3			JP Morgan Mortgage Trust 2006-A7
2.61%, 08/25/2035 (n)		329	310	2.60%, 01/25/2037 (n)		461	412
GE Commercial Mortgage Corp Series 2007-				JP Morgan Mortgage Trust 2007-S1
C1 Trust				5.75%, 03/25/2037		383	334
5.48%, 12/10/2049		918	1,000	Lehman Mortgage Trust 2006-1
Ginnie Mae				5.50%, 02/25/2036		53	53
0.49%, 07/16/2050 (n)		4,772	139	MASTR Adjustable Rate Mortgages Trust
1.05%, 06/16/2052 (n)		1,714	121	2004-7
1.05%, 01/16/2053 (n)		9,552	734	2.48%, 07/25/2034 (n)		475	479
GMACM Mortgage Loan Trust 2003-J7				MASTR Adjustable Rate Mortgages Trust
5.00%, 11/25/2033		33	34	2006-2
GMACM Mortgage Loan Trust 2005-AR4				2.61%, 04/25/2036 (n)		276	266
2.96%, 07/19/2035 (n)		193	181	MASTR Alternative Loan Trust 2003-9
GMACM Mortgage Loan Trust 2005-AR6				5.25%, 11/25/2033		124	128
2.66%, 11/19/2035 (n)		505	485	MASTR Alternative Loan Trust 2004-12
GP Portfolio Trust 2014-GGP				5.25%, 12/25/2034		58	58
1.10%, 02/15/2027 (e),(n)		500	500	MASTR Alternative Loan Trust 2004-5
GS Mortgage Securities Trust 2007-GG10				5.50%, 06/25/2034		144	150
5.99%, 08/10/2045 (n)		450	467	6.00%, 06/25/2034		155	164
GSC Capital Corp Mortgage Trust 2006-2				MASTR Alternative Loan Trust 2004-8
0.34%, 05/25/2036 (n)		235	176	6.00%, 09/25/2034		353	361
GSR Mortgage Loan Trust 2004-12				Merrill Lynch Alternative Note Asset Trust
2.58%, 12/25/2034 (n)		670	667	Series 2007-F1
GSR Mortgage Loan Trust 2004-14				6.00%, 03/25/2037		342	259
2.75%, 12/25/2034 (n)		238	239	6.00%, 03/25/2037		186	141
GSR Mortgage Loan Trust 2005-4F				Merrill Lynch Mortgage Investors Trust Series
6.50%, 02/25/2035		298	302	MLCC 2005-3
GSR Mortgage Loan Trust 2005-AR6				0.41%, 11/25/2035 (n)		77	73
2.68%, 09/25/2035 (n)		359	363	0.41%, 11/25/2035 (n)		465	451
GSR Mortgage Loan Trust 2006-8F				Merrill Lynch Mortgage Investors Trust Series
6.00%, 09/25/2036		329	271	MLCC 2006-2
HarborView Mortgage Loan Trust 2005-9				2.11%, 05/25/2036 (n)		87	87
0.50%, 06/20/2035 (n)		537	518	Merrill Lynch Mortgage Investors Trust Series
Hilton USA Trust 2013-HLT				MLCC 2007-1
3.71%, 11/05/2030 (e),(n)		275	280	2.49%, 01/25/2037 (n)		151	145
4.41%, 11/05/2030 (e),(n)		190	194	Morgan Stanley Capital I Trust 2007-HQ12
5.61%, 11/05/2030 (e),(n)		215	220	5.77%, 04/12/2049 (n)		279	301
Impac Secured Assets Trust 2006-4				Morgan Stanley Capital I Trust 2007-IQ14
0.33%, 01/25/2037 (n)		189	156	5.66%, 04/15/2049 (n)		350	382
IndyMac INDX Mortgage Loan Trust 2005-				Morgan Stanley Mortgage Loan Trust 2006-
AR16	IP			11
0.79%, 07/25/2045 (n)		349	328	6.00%, 08/25/2036 (n)		243	212
IndyMac INDX Mortgage Loan Trust 2006-				Morgan Stanley Re-REMIC Trust 2010-GG10
AR5				5.99%, 08/15/2045 (e),(n)		870	951
4.35%, 05/25/2036(n)		233	202	Motel 6 Trust
JP Morgan Alternative Loan Trust				3.78%, 10/05/2025 (e)		200	202
2.49%, 03/25/2036 (n)		482	421	NAAC Reperforming Loan REMIC Trust
4.59%, 03/25/2036 (n)		33	27	Certificates Series 2004-R3
JP Morgan Chase Commercial Mortgage				0.61%, 02/25/2035 (e),(n)		899	752
Securities Trust 2006-LDP8				Provident Funding Mortgage Loan Trust 2005-
5.40%, 05/15/2045		1,352	1,452	2
JP Morgan Chase Commercial Mortgage				2.45%, 10/25/2035 (n)		151	151
Securities Trust 2006-LDP9				RALI Series 2004-QS2 Trust
5.26%, 05/15/2047		95	100	5.50%, 02/25/2034		206	207
JP Morgan Chase Commercial Mortgage				RALI Series 2007-QH7 Trust
Securities Trust 2007-LDP10				0.41%, 08/25/2037 (n)		741	596
5.46%, 01/15/2049		250	263	Residential Asset Securitization Trust 2005-
				A8	CB
				5.38%, 07/25/2035		521	431

See accompanying notes.

87

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

			Principal				Principal
	BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
	Residential Asset Securitization Trust 2007-					Wells Fargo Mortgage Backed Securities 2005-
	A6					17 Trust
	6.00%, 06/25/2037 (n)			$237	$219	5.50%, 01/25/2036 (n)		$159	$163
	Residential Asset Securitization Trust 2007-					Wells Fargo Mortgage Backed Securities 2005-
	A8					AR10 Trust
	6.25%, 08/25/2037			1,344	811	2.61%, 06/25/2035 (n)		151	153
	RFMSI Series 2006-S1 Trust								$45,498
	5.75%, 01/25/2036			210	216
	RMAC Securities No 1 PLC					Municipals - 0.01%
	0.68%, 06/12/2044 (n)		GBP	548	863	Junta de Castilla y Leon
	SCG Trust 2013-SRP1					6.51%, 03/01/2019	EUR	100	161
	2.66%, 11/15/2026 (e),(n)			$365	366
	3.40%, 11/15/2026 (e),(n)			400	401	Oil & Gas - 2.02%
	STARM Mortgage Loan Trust 2007-1					Baytex Energy Corp
	6.01%, 02/25/2037 (n)			634	633	5.13%, 06/01/2021 (e)		$408	408
	Structured Adjustable Rate Mortgage Loan					BP Capital Markets PLC
	Trust					0.66%, 11/07/2016 (n)		385	387
	0.47%, 07/25/2035 (n)			132	101	Chesapeake Energy Corp
	2.36%, 06/25/2034 (n)			358	356	3.48%, 04/15/2019 (n)		1,000	1,010
	2.42%, 11/25/2034 (n)			491	488	Cimarex Energy Co
	Structured Asset Mortgage Investments II Trust					4.38%, 06/01/2024		253	263
	2006	-AR3				CNOOC Nexen Finance 2014 ULC
	0.37%, 04/25/2036 (n)			638	477	1.63%, 04/30/2017		400	401
	Structured Asset Securities Corp Mortgage					CNPC General Capital Ltd
Pass	-Through Certificates Series 2004-20					2.75%, 05/14/2019 (e)		1,200	1,203
	5.75%, 11/25/2034			229	242	Delek & Avner Tamar Bond Ltd
	Structured Asset Securities Mortgage Pass-					4.44%, 12/30/2020 (e)		3,050	3,075
	Through Certificates Series 2001-21A					5.08%, 12/30/2023 (e)		3,000	3,023
	2.22%, 01/25/2032 (n)			20	20	5.41%, 12/30/2025 (e)		4,000	4,085
	Thornburg Mortgage Securities Trust 2007-2					EPL Oil & Gas Inc
	1.41%, 06/25/2037 (n)			65	57	8.25%, 02/15/2018 (a)		525	556
	1.81%, 06/25/2037 (n)			267	257	Forest Oil Corp
	Wachovia Bank Commercial Mortgage Trust					7.25%, 06/15/2019 (a)		775	745
	Series 2007-C33					Genel Energy Finance PLC
	6.14%, 02/15/2051 (n)			127	139	7.50%, 05/14/2019		4,400	4,367
	WaMu Mortgage Pass-Through Certificates					Gulf Keystone Petroleum Ltd
	Series 2002-AR9 Trust					13.00%, 04/18/2017		1,400	1,274
	1.52%, 08/25/2042 (n)			17	16	OGX Austria GmbH
	WaMu Mortgage Pass-Through Certificates					0.00%, 06/01/2018 (b),(e)		600	22
	Series 2004-AR14 Trust					0.00%, 04/01/2022 (b),(e)		1,100	40
	2.40%, 01/25/2035 (n)			278	280	Pacific Rubiales Energy Corp
	WaMu Mortgage Pass-Through Certificates					5.38%, 01/26/2019 (e)		6,000	6,240
	Series 2004-CB2 Trust					Paragon Offshore PLC
	5.50%, 07/25/2034			101	107	6.75%, 07/15/2022 (e)		390	355
	WaMu Mortgage Pass-Through Certificates					7.25%, 08/15/2024 (e)		840	769
	Series 2006-AR19 Trust					Petrobras Global Finance BV
	0.85%, 01/25/2047 (n)			863	808	2.59%, 03/17/2017 (n)		1,000	1,013
	1.92%, 01/25/2047 (n)			413	396	Petroleos de Venezuela SA
	WaMu Mortgage Pass-Through Certificates					6.00%, 11/15/2026		5,000	2,880
	Series 2006-AR7 Trust					Petroleos Mexicanos
	2.17%, 07/25/2046 (n)			352	319	7.65%, 11/24/2021 (e),(n)	MXN	6,500	538
	WaMu Mortgage Pass-Through Certificates					Plains Exploration & Production Co
	Series 2006-AR8 Trust					6.88%, 02/15/2023		$180	209
	2.26%, 08/25/2036 (n)			205	180	QEP Resources Inc
	Washington Mutual Mortgage Pass-Through					5.25%, 05/01/2023		320	324
	Certificates WMALT Series 2006-2 Trust					Rex Energy Corp
	6.00%, 03/25/2036 (n)			192	172	6.25%, 08/01/2022 (e)		245	245
	Wells Fargo Mortgage Backed Securities 2003-					Rosneft Finance SA
	J Trust					6.63%, 03/20/2017		500	510
	2.61%, 10/25/2033 (n)			65	66	Sanchez Energy Corp
	Wells Fargo Mortgage Backed Securities 2004-					6.13%, 01/15/2023 (e)		140	145
	A Trust					Shell International Finance BV
	2.64%, 02/25/2034 (n)			199	202	0.44%, 11/15/2016 (n)		455	457
	Wells Fargo Mortgage Backed Securities 2005-					Sinopec Group Overseas Development 2014
	11 Trust					Ltd
	5.50%, 11/25/2035			76	80	1.01%, 04/10/2017 (e),(n)		1,000	1,001
	Wells Fargo Mortgage Backed Securities 2005-					Transocean Inc
	12 Trust					6.00%, 03/15/2018		1,800	2,003
	5.50%, 11/25/2035			126	130	Whiting Petroleum Corp
	Wells Fargo Mortgage Backed Securities 2005-					5.00%, 03/15/2019		200	211
	16 Trust								$37,759
	6.00%, 01/25/2036 (n)			365	362

	See accompanying notes.					88

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Oil & Gas Services - 0.03%				Other Asset Backed Securities (continued)
Petrofac Ltd				Popular ABS Mortgage Pass-Through Trust
3.40%, 10/10/2018 (d),(e)		$600	$621	2006	-A
				0.55%, 02/25/2036 (n)			$200	$157
				RAMP Series 2004-RS11 Trust
Other Asset Backed Securities - 1.08%				1.81%, 11/25/2034 (n)			107	101
ABFC 2007-WMC1 Trust
1.15%, 06/25/2037 (n)		87	61	Rise Ltd
				4.75%, 02/15/2039 (d),(f),(n)			969	976
Ameriquest Mortgage Securities Trust 2006-
R1				Securitized Asset Backed Receivables LLC
0.55%, 03/25/2036 (n)		300	253	Trust 2005-OP1
				0.83%, 01/25/2035 (n)			151	137
Bayview Opportunity Master Fund IIIa Trust
2014-18NPL				Securitized Asset Backed Receivables LLC
3.23%, 07/28/2034 (e),(n)		538	540	Trust 2006-FR3
				0.41%, 05/25/2036 (n)			269	158
Bear Stearns Asset Backed Securities Trust

2006-3				Sierra 0.54%, Madre 09/07/2039 Funding Ltd (d),(e),(n)			455	301
0.61%, 08/25/2036 (n)		300	247
				0.56%, 09/07/2039 (d),(e),(f),(n)			1,113	805
Belle Haven ABS CDO Ltd
0.60%, 11/03/2044 (d),(e),(n)		126	54	Sierra Timeshare 2012-1 Receivables Funding
0.64%, 11/03/2044 (d),(e),(n)		171	74	LLC
				2.84%, 11/20/2028 (e)			48	49
Carrington Mortgage Loan Trust Series 2005-
OPT2				Sierra Timeshare 2013-1 Receivables Funding
1.20%, 05/25/2035 (n)		200	144	LLC
				1.59%, 11/20/2029 (e),(n)			229	230
COA Summit CLO Ltd 2014-1
1.58%, 04/20/2023(e),(n)		2,200	2,194	Sierra Timeshare 2013-3 Receivables Funding
				LLC
Colony American Homes 2014-1				2.20%, 10/20/2030 (e),(n)			544	548
2.10%, 05/17/2031 (e),(n)		290	285
				Springleaf Funding Trust 2014-A
Countrywide Asset-Backed Certificates				2.41%, 12/15/2022 (e),(f),(n)			290	290
0.30%, 06/25/2047 (n)		1,200	952
0.33%, 03/25/2037 (n)		468	407	Structured Asset Securities Corp Mortgage
0.33%, 05/25/2037 (n)		765	677	Loan Trust 2006-BC4
				0.33%, 12/25/2036 (n)			195	156
0.34%, 06/25/2047 (n)		1,600	1,359
				TAL Advantage V LLC
First Franklin Mortgage Loan Trust 2004-FF8				3.55%, 11/20/2038 (e),(n)			486	495
1.58%, 10/25/2034 (n)		91	71
				Triaxx Prime CDO 2007-1 Ltd
Gallatin CLO VII 2014-1 Ltd				0.42%, 10/02/2039 (e),(n)			160	104
1.43%, 07/15/2023 (e),(f),(n)		2,400	2,400
				VOLT NPL X LLC
GSAMP Trust 2006-NC2				3.96%, 11/25/2053 (e),(n)			434	437
0.39%, 06/25/2036 (n)		251	155
HSI Asset Securitization Corp Trust 2005-I1								$20,250
0.55%, 11/25/2035 (n)		200	141	Packaging & Containers - 0.06%
Huntington CDO Ltd				Ardagh Finance Holdings SA
0.51%, 11/05/2040 (d),(e),(n)		151	139	8.38%, PIK 8.38%, 06/15/2019 (e),(p)		EUR	130	171
Invitation Homes 2014-SFR1 Trust				Ardagh Packaging Finance PLC / Ardagh
1.65%, 06/17/2031 (e),(n)		505	498	Holdings USA Inc
JP Morgan Mortgage Acquisition Trust 2006-				3.23%, 12/15/2019 (e),(n)			$900	896
WMC3								$1,067
0.26%, 08/25/2036 (n)		456	247
LCM X LP				Pharmaceuticals - 0.09%
1.49%, 04/15/2022 (e),(n)		2,000	1,997	BioScrip Inc
				8.88%, 02/15/2021 (e)			380	391
Merrill Lynch Mortgage Investors Trust Series
2005	-FM1			Johnson & Johnson
0.64%, 05/25/2036 (n)		300	268	0.31%, 11/28/2016 (n)			430	430
Merrill Lynch Mortgage Investors Trust Series				McKesson Corp
				0.63%, 09/10/2015 (n)			900	902
2006	-RM4
0.24%, 09/25/2037 (n)		71	19					$1,723
Newcastle CDO V Ltd				Pipelines - 0.04%
0.57%, 12/24/2039 (e),(n)		112	108
				Copano Energy LLC / Copano Energy Finance
OneMain Financial Issuance Trust 2014-1				Corp
2.43%, 06/18/2024 (e),(f),(n)		240	240
				7.13%, 04/01/2021			68	76
OneMain Financial Issuance Trust 2014-2				Gibson Energy Inc
2.47%, 09/18/2024 (e),(f)		350	350	5.38%, 07/15/2022 (e)		CAD	240	221
3.02%, 09/18/2024 (e),(f),(n)		130	130	6.75%, 07/15/2021 (e)			$55	59
5.31%, 09/18/2024 (e),(f),(n)		265	265
				Kinder Morgan Finance Co LLC
Ownit Mortgage Loan Trust Series 2005-5				5.70%, 01/05/2016			400	421
0.75%, 10/25/2036 (n)		178	126
								$777
Park Place Securities Inc Asset-Backed Pass-
Through Certificates Series 2004-MHQ				Real Estate - 0.55%
1.96%, 12/25/2034 (n)		754	656	China Overseas Finance Cayman III Ltd
Park Place Securities Inc Asset-Backed Pass-				6.38%, 10/29/2043			7,000	7,043
Through Certificates Series 2005-WCW				Lai Sun International Finance 2012 Ltd
0.69%, 07/25/2035 (n)		200	172	5.70%, 01/18/2018			1,780	1,793
Park Place Securities Inc Asset-Backed Pass-				Rialto Holdings LLC / Rialto Corp
Through Certificates Series 2005-WCW3				7.00%, 12/01/2018 (e)			1,343	1,397
0.65%, 08/25/2035 (n)		100	77					$10,233

See accompanying notes.

89

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

REITS	- 0.40%				Sovereign (continued)
	Host Hotels & Resorts LP				Mexican Bonos (continued)
	5.25%, 03/15/2022		$265	$295	8.50%, 12/13/2018 (n)	MXN	24,000	$2,107
	iStar Financial Inc				Mexico Cetes
	4.00%, 11/01/2017		2,045	2,035	0.00%, 12/24/2014 (b)		102,000	773
	5.00%, 07/01/2019		745	745	0.00%, 01/08/2015 (b)		270,000	2,043
	Trust F/1401				Morocco Government International Bond
	6.95%, 01/30/2044 (e)		4,000	4,480	3.50%, 06/19/2024	EUR	3,000	4,027
				$7,555	Residual Funding Corp Principal Strip
					0.00%, 10/15/2019 (b),(q)		$100	90
	Retail - 0.04%				Slovenia Government Bond
	Foot Locker Inc				2.75%, 03/17/2015	EUR	400	532
	8.50%, 01/15/2022		410	492	Slovenia Government International Bond
	Group 1 Automotive Inc				4.13%, 02/18/2019 (e)		$900	952
	5.00%, 06/01/2022 (e)		315	313
					4.70%, 11/01/2016 (e)	EUR	500	708
				$805	4.75%, 05/10/2018 (d),(e)		$500	539
	Semiconductors - 0.03%				4.75%, 05/10/2018		500	539
	Advanced Micro Devices Inc				Slovenia Ministry of Finance Treasury Bill
	7.00%, 07/01/2024 (e)		230	234	0.00%, 10/16/2014 (b)	EUR	400	525
	NXP BV / NXP Funding LLC				0.00%, 02/12/2015 (b)		1,400	1,836
	3.50%, 09/15/2016 (e)		300	306				$49,845
				$540	Supranational Bank - 0.01%
	Software - 0.12%				Corp Andina de Fomento
	Blackboard Inc				3.95%, 10/15/2021 (f)	MXN	1,959	153
	7.75%, 11/15/2019 (e)		645	660
	Oracle Corp				Telecommunications - 0.63%
	0.43%, 07/07/2017 (n)		1,075	1,077
					Altice SA
	Rolta Americas LLC				7.25%, 05/15/2022 (e)	EUR	540	752
	8.88%, 07/24/2019 (e)		565	586
					America Movil SAB de CV
				$2,323	3.13%, 07/16/2022		$200	199
	Sovereign - 2.66%				AT&T Inc
					0.65%, 03/30/2017 (n)		1,525	1,528
	Brazilian Government International Bond
	8.50%, 01/05/2024	BRL	1,945	856	Brasil Telecom SA
					9.75%, 09/15/2016 (e)	BRL	1,245	506
	Cyprus Government International Bond
	4.63%, 02/03/2020 (e)	EUR	3,000	3,922	KT Corp
					1.75%, 04/22/2017 (e)		$600	601
	4.75%, 06/25/2019		2,000	2,634
	Hellenic Republic Government Bond				Sprint Capital Corp
	2.00%, 02/24/2023 (n)		250	277	6.90%, 05/01/2019		100	107
	2.00%, 02/24/2024 (n)		250	270	Sprint Communications Inc
	2.00%, 02/24/2025 (n)		250	264	6.00%, 12/01/2016		800	853
	2.00%, 02/24/2026(n)		250	255	Telecom Italia Capital SA
	2.00%, 02/24/2027 (n)		250	249	7.18%, 06/18/2019		750	855
	2.00%, 02/24/2028 (n)		250	245	Telefonica Emisiones SAU
	2.00%, 02/24/2029 (n)		250	241	0.88%, 06/23/2017 (n)		1,300	1,299
	2.00%, 02/24/2030 (n)		250	238	Turk Telekomunikasyon AS
	2.00%, 02/24/2031 (n)		250	235	4.88%, 06/19/2024		4,000	3,960
	2.00%, 02/24/2032 (n)		250	231	Verizon Communications Inc
	2.00%, 02/24/2033 (n)		250	228	4.50%, 09/15/2020		200	220
	2.00%, 02/24/2034 (n)		250	225	Virgin Media Finance PLC
	2.00%, 02/24/2035 (n)		250	223	4.88%, 02/15/2022 (a)		275	263
	2.00%, 02/24/2036 (n)		250	221	Wind Acquisition Finance SA
	2.00%, 02/24/2037 (n)		250	220	4.20%, 07/15/2020 (e),(n)	EUR	525	692
	2.00%, 02/24/2038 (n)		250	219				$11,835
	2.00%, 02/24/2039 (n)		250	218
	2.00%, 02/24/2040 (n)		250	217	Transportation - 0.03%
					Canadian National Railway Co
	2.00%, 02/24/2041 (n)		250	216	0.44%, 11/06/2015 (n)		$610	611
	2.00%, 02/24/2042 (n)		250	216
	Hellenic Republic Government International
	Bond				Trucking & Leasing - 0.01%
	5.00%, 08/22/2016	JPY	225,000	2,139	Aviation Capital Group Corp
	Hellenic Republic Treasury Bill				3.88%, 09/27/2016 (e)		200	206
	0.00%, 09/19/2014 (b)	EUR	700	919
	0.00%, 10/10/2014 (b)		400	525	TOTAL BONDS			$410,281
	0.00%, 10/17/2014 (b)		500	656		Principal
	0.00%, 01/09/2015 (b)		875	1,145	CONVERTIBLE BONDS - 2.16%	Amount (000's) Value (000's)
	KazAgro National Management Holding JSC				Airlines - 0.03%
	3.26%, 05/22/2019		3,000	3,883	Lufthansa Malta Blues LP
	4.63%, 05/24/2023 (o)		$7,000	6,809
					0.75%, 04/05/2017 (a)	EUR	200	498
	Mexican Bonos
	6.50%, 06/10/2021 (n)	MXN	45,750	3,726
	7.75%, 12/14/2017 (n)		26,000	2,204
	7.75%, 11/13/2042 (n)		12,000	1,048

See accompanying notes.

90

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal					Principal
	CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)				CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)

	Automobile Manufacturers - 0.11%					Insurance (continued)
	Ford Motor Co					Radian Group Inc
	4.25%, 11/15/2016		$430	$870		2.25%, 03/01/2019 (a)	$800	$1,171
	Tesla Motors Inc					3.00%, 11/15/2017 (a)	275	388
	1.50%, 06/01/2018 (a)		325	723				$2,423
	Volkswagen International Finance NV
	5.50%, 11/09/2015 (a),(e)	EUR	400	564		Internet - 0.48%
				$2,157		Equinix Inc
						4.75%, 06/15/2016	1,325	3,497
Banks	- 0.37%					MercadoLibre Inc
	Bank of New York Mellon Luxembourg					2.25%, 07/01/2019 (e)	350	394
	SA/The					Priceline Group Inc/The
	0.00%, 12/15/2050 (b),(n)		7,500	6,898		0.35%, 06/15/2020	548	644
						1.00%, 03/15/2018	209	299
						VeriSign Inc
	Biotechnology - 0.18%					3.25%, 08/15/2037 (a)	2,375	4,103
	Acorda Therapeutics Inc
	1.75%, 06/15/2021 (a)		$100	103				$8,937
	BioMarin Pharmaceutical Inc					Investment Companies - 0.01%
	0.75%, 10/15/2018		83	89		Ares Capital Corp
	1.50%, 10/15/2020		171	190		5.75%, 02/01/2016 (a),(e)	50	53
	Emergent Biosolutions Inc					Prospect Capital Corp
	2.88%, 01/15/2021 (e)		255	277		4.75%, 04/15/2020 (a),(e),(n)	100	98
	Exelixis Inc							$151
	4.25%, 08/15/2019 (a)		100	93
	Gilead Sciences Inc					Iron & Steel - 0.01%
	1.63%, 05/01/2016		160	755		United States Steel Corp
	Illumina Inc					2.75%, 04/01/2019	79	128
	0.00%, 06/15/2019 (a),(b),(e)		100	108
	Regeneron Pharmaceuticals Inc					Mining - 0.01%
	1.88%, 10/01/2016		450	1,874		Stillwater Mining Co
				$3,489		1.75%, 10/15/2032 (a)	100	152
Coal	- 0.02%
	Alpha Natural Resources Inc					Oil & Gas - 0.05%
	3.75%, 12/15/2017 (a)		200	173		Chesapeake Energy Corp
	4.88%, 12/15/2020		100	76		2.50%, 05/15/2037	225	233
	Peabody Energy Corp					2.75%, 11/15/2035	65	67
	4.75%, 12/15/2066		185	133		Gulf Keystone Petroleum Ltd
				$382		6.25%, 10/18/2017	1,000	680

	Computers - 0.03%							$980
	j2 Global Inc					Oil & Gas Services - 0.02%
	3.25%, 06/15/2029 (a),(n)		525	543		Hornbeck Offshore Services Inc
						1.50%, 09/01/2019	315	360
	Consumer Products - 0.02%
	Jarden Corp					Pharmaceuticals - 0.05%
	1.13%, 03/15/2034 (e)		405	417		Herbalife Ltd
						2.00%, 08/15/2019 (a),(e)	150	117
	Diversified Financial Services - 0.02%					Mylan Inc/PA
	Element Financial Corp					3.75%, 09/15/2015	230	840
	5.13%, 06/30/2019 (a),(e)	CAD	325	330				$957
					REITS	- 0.12%
	Electric - 0.03%					American Realty Capital Properties Inc
						3.75%, 12/15/2020 (a)	125	130
	NRG Yield Inc
	3.50%, 02/01/2019 (a),(e)		$550	681		Annaly Capital Management Inc
						5.00%, 05/15/2015 (a)	350	355
						Health Care REIT Inc
	Electrical Components & Equipment - 0.04%					3.00%, 12/01/2029	825	1,091
	General Cable Corp					Ryman Hospitality Properties Inc
	4.50%, 11/15/2029(a),(n)		175	155		3.75%, 10/01/2014 (e)	259	615
	SunPower Corp							$2,191
	4.50%, 03/15/2015 (a)		400	685
				$840		Semiconductors - 0.28%
						Micron Technology Inc
	Home Builders - 0.02%					2.13%, 02/15/2033 (a)	200	599
	Standard Pacific Corp					3.13%, 05/01/2032 (a)	300	1,003
	1.25%, 08/01/2032 (a)		300	365		Novellus Systems Inc
						2.63%, 05/15/2041 (a)	365	769
	Insurance - 0.13%					SunEdison Inc
						0.25%, 01/15/2020 (a),(e)	125	133
	MGIC 2.00%, Investment 04/01/2020 Corp (a)		300	420		2.00%, 10/01/2018 (a),(e)	500	828
	5.00%, 05/01/2017 (a)		400	444		2.75%, 01/01/2021 (a),(e)	1,100	1,846
								$5,178

See accompanying notes.

91

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

		Principal			SENIOR FLOATING RATE INTERESTS	Principal
	CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

	Software - 0.01%				Building Materials (continued)
	Nuance Communications Inc				Quikrete Holdings Inc, Term Loan B
	2.75%, 11/01/2031	$305	$304		4.00%, 09/18/2020 (n)	$144	$143
							$730

	Telecommunications - 0.09%				Chemicals - 0.09%
	Ciena Corp				Axalta Coating Systems US Holdings Inc,
	3.75%, 10/15/2018 (e)	270	351		Term Loan
	JDS Uniphase Corp				3.75%, 02/01/2020 (n)	243	242
	0.63%, 08/15/2033	610	605		Emerald Performance Materials LLC, Term
	Palo Alto Networks Inc				Loan
	0.00%, 07/01/2019 (a),(b),(e)	645	675		4.50%, 07/23/2021 (n)	270	269
			$1,631		MacDermid Inc, Term Loan B
					4.00%, 06/05/2020 (n)	153	153
	Transportation - 0.03%				Nexeo Solutions LLC, Term Loan B1
	Scorpio Tankers Inc				5.00%, 09/08/2017 (n)	358	356
	2.38%, 07/01/2019 (a),(e)	200	206
					Nexeo Solutions LLC, Term Loan B2
	UTi Worldwide Inc				5.00%, 09/08/2017 (n)	83	82
	4.50%, 03/01/2019 (a),(e)	300	305
					Taminco Global Chemical Corp, Term Loan B
			$511		3.25%, 02/15/2019 (n)	194	192
	TOTAL CONVERTIBLE BONDS		$40,503		Univar Inc, Term Loan B
		Principal			5.00%, 06/30/2017 (n)	426	426
	MUNICIPAL BONDS - 0.01%	Amount (000's) Value (000's)					$1,720

Texas	- 0.01%				Commercial Services - 0.19%
	North Texas Higher Education Authority Inc				Brickman Group Ltd LLC/The, Term Loan B
	1.33%, 04/01/2040 (n)	$190	$192
					4.00%, 12/18/2020 (n)	154	152
					Garda World Security Corp, Delay-Draw Term
	TOTAL MUNICIPAL BONDS		$192	Loan B	-DD
	SENIOR FLOATING RATE INTERESTS -	Principal			4.00%, 11/06/2020 (n)	40	40
	1.98%	Amount (000's) Value (000's)			Garda World Security Corp, Term Loan B
					4.00%, 11/06/2020 (n)	156	155
	Advertising - 0.03%
	Checkout Holding Corp, Term Loan B				GXS Group Inc, Term Loan B
	4.50%, 04/03/2021 (n)	$477	$469		3.25%, 12/18/2020 (n)	259	257
					Harland Clarke Holdings Corp, Term Loan B2
					5.48%, 06/30/2017 (n)	292	292
	Aerospace & Defense - 0.08%				Inmar Inc, Term Loan B
	Accudyne Industries Borrower SCA, Term				4.25%, 01/27/2021 (n)	363	357
	Loan				iQor US Inc, Term Loan B
	4.00%, 12/05/2019 (n)	818	814		6.00%, 02/19/2021 (n)	597	558
	M/A-COM Technology Solutions Holdings Inc,				KAR Auction Services Inc, Term Loan B2
	Term Loan B				3.50%, 03/05/2021 (n)	170	169
	4.50%, 05/03/2021 (n)	267	268		Millennium Laboratories LLC, Term Loan B
	Sequa Corp, Term Loan B				5.25%, 04/15/2021 (n)	491	492
	5.25%, 05/29/2017 (n)	123	121		Sedgwick Inc, Term Loan
	TransDigm Inc, Term Loan C				3.75%, 02/11/2021 (n)	464	456
	3.75%, 02/28/2020 (n)	84	84		ServiceMaster Co LLC/The, Term Loan B
	TransDigm Inc, Term Loan D				4.25%, 06/25/2021 (n)	579	574
	3.75%, 05/21/2021 (n)	135	134
							$3,502
			$1,421
					Computers - 0.01%
	Agriculture - 0.02%				Oberthur Technologies of America Corp, Term
	Arysta Lifescience SPC LLC, Term Loan B				Loan B2
	4.50%, 05/22/2020 (n)	213	212		4.50%, 10/09/2019 (n)	139	139
	Pinnacle Operating Corp, Term Loan B
	4.75%, 11/14/2018 (n)	167	167
			$379		Consumer Products - 0.03%
					Dell International LLC, Term Loan B
	Apparel - 0.01%				4.50%, 03/24/2020 (n)	372	373
	Nine West Holdings Inc, Term Loan B				Dell International LLC, Term Loan C
	4.75%, 09/05/2019 (n)	180	180		3.75%, 09/24/2018 (n)	93	92
							$465

	Automobile Manufacturers - 0.05%				Distribution & Wholesale - 0.04%
	Chrysler Group LLC, Term Loan B				American Builders & Contractors Supply Co
	3.25%, 12/05/2018 (n)	998	987		Inc, Term Loan B
					3.50%, 04/05/2020 (n)	575	569
	Automobile Parts & Equipment - 0.02%				American Tire Distributors Inc, Term Loan
					5.75%, 06/19/2018 (n)	120	120
	Visteon Corp, Delay-Draw Term Loan B-DD
	3.50%, 04/09/2021 (n)	285	283		Spin Holdco Inc, Term Loan B
					4.25%, 11/08/2019 (n)	89	89
							$778
	Building Materials - 0.04%
	Continental Building Products LLC, Term				Diversified Financial Services - 0.09%
	Loan B				American Beacon Advisors Inc, Term Loan B
	0.00%, 08/28/2020 (n),(r)	591	587		4.75%, 11/20/2019 (n)	331	331

See accompanying notes.

92

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

	SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

	Diversified Financial Services (continued)				Housewares (continued)
	Aptean Holdings Inc, Term Loan B				Wilsonart International Holding LLC, Term
	5.25%, 02/21/2020 (n)	$449	$447		Loan B
	Delos Finance Sarl, Term Loan B				4.00%, 10/24/2019 (n)	$365	$360
	3.50%, 02/26/2021 (n)	465	462				$427
	Duff & Phelps LLC, Term Loan B
	4.50%, 03/12/2020(n)	178	178		Insurance - 0.09%
	Flying Fortress Inc, Term Loan				AmWins Group LLC, Term Loan B
					5.00%, 02/20/2020 (n)	192	192
	3.50%, 06/30/2017 (n)	177	176
			$1,594		Asurion LLC, Term Loan B1
					5.00%, 05/24/2019 (n)	388	389
	Electric - 0.01%				Asurion LLC, Term Loan B2
	Calpine Construction Finance Co LP, Term				4.25%, 06/19/2020 (n)	119	118
	Loan B1				CGSC of Delaware Holdings Corp, Term
	3.00%, 04/24/2020 (n)	262	257		Loan
					8.25%, 10/16/2020 (n)	145	130
					CGSC of Delaware Holdings Corp, Term Loan
	Electrical Components & Equipment - 0.02%				B
	Generac Power Systems Inc, Term Loan B				5.00%, 04/16/2020 (n)	347	323
	3.25%, 06/22/2018 (n)	449	443
					HUB International Ltd, Term Loan B
					4.25%, 09/17/2020 (n)	509	505
	Entertainment - 0.01%						$1,657
	Kasima LLC, Term Loan B
	3.25%, 05/17/2021 (n)	265	263		Internet - 0.03%
					Zayo Group LLC, Term Loan B
					4.00%, 06/15/2019 (n)	491	488
	Environmental Control - 0.01%
	Metal Services LLC, Term Loan B
	6.00%, 06/30/2017 (n)	157	158		Investment Companies - 0.01%
					Grosvenor Capital Management Holdings
					LLLP, Term Loan B
Food	- 0.18%				3.75%, 11/25/2020 (n)	169	167
	Albertson's Holdings LLC, Term Loan B3
	3.25%, 08/11/2021 (n)	1,000	999
	Albertson's Holdings LLC, Term Loan B4				Leisure Products & Services - 0.02%
	0.00%, 08/11/2021 (n),(r)	532	533		SRAM LLC, Term Loan B
					4.00%, 06/07/2018 (n)	325	318
	Aramark Services Inc, Term Loan F
	3.25%, 02/21/2021 (n)	414	409
	Big Heart Pet Brands, Term Loan B				Leisure Time - 0.02%
	3.50%, 02/21/2020 (n)	783	770		Bauer Performance Sports Ltd, Term Loan
	Del Monte Foods Inc, Term Loan B				4.00%, 04/02/2021 (n)	101	100
	4.25%, 01/26/2021 (n)	154	153		Planet Fitness, Term Loan
	Pinnacle Foods Finance LLC, Term Loan G				4.75%, 03/26/2021 (n)	226	225
	3.25%, 04/29/2020 (n)	189	187				$325
	Reddy Ice Corp, Term Loan
	6.75%, 05/01/2019 (n)	110	105		Lodging - 0.03%
	Sprouts Farmers Markets Holdings LLC, Term				Hilton Worldwide Finance LLC, Term Loan B
					3.50%, 09/23/2020 (n)	569	565
	Loan
	4.00%, 04/12/2020 (n)	120	120
			$3,276		Machinery - Diversified - 0.00%
	Food Service - 0.00%				Mirror BidCo Corp, Term Loan B
					4.25%, 12/28/2019 (n)	77	77
	Brasa Inc, Term Loan
	11.00%, 01/18/2020 (n)	46	47
				Media	- 0.18%
	Healthcare - Products - 0.04%				Charter Communications Operating LLC, Term
	Mallinckrodt International Finance SA, Term				Loan
					0.00%, 08/12/2021 (n),(r)	435	437
	Loan B
	3.50%, 03/05/2021 (n)	489	486		Charter Communications Operating LLC, Term
	Ortho-Clinical Diagnostics Inc, Term Loan B				Loan G
					0.00%, 08/12/2021 (n),(r)	650	654
	4.75%, 06/30/2021 (n)	235	235
			$721		CSC Holdings LLC, Term Loan B
					2.66%, 04/15/2020 (n)	296	290
	Healthcare - Services - 0.00%				Sinclair Television Group Inc, Term Loan B
	Amsurg Corp, Term Loan B				3.00%, 10/28/2016 (n)	591	581
	3.75%, 07/08/2021 (n)	64	64		Springer Science+Business Media GmbH,
					Term Loan B3
					0.00%, 08/14/2020 (n),(r)	387	385
	Home Furnishings - 0.02%				Time Inc, Delay-Draw Term Loan B-DD
	Tempur Sealy International Inc, Term Loan B				4.25%, 04/21/2021 (n)	290	289
	3.50%, 12/31/2019 (n)	362	360
					Tribune Media Co, Term Loan B
					4.00%, 11/20/2020 (n)	360	359
	Housewares - 0.02%
	Libbey Glass Inc, Term Loan B
	3.75%, 04/09/2021(n)	68	67

See accompanying notes.

93

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Media (continued)			Semiconductors - 0.03%
	Virgin Media Investment Holdings Ltd, Term			Entegris Inc, Term Loan B
	Loan B			3.50%, 03/25/2021 (n)	$195	$192
	3.50%, 02/15/2020 (n)	$370	$365	Microsemi Corp, Term Loan B2
			$3,360	3.50%, 02/19/2020 (n)	103	103
				NXP BV, Term Loan D
	Metal Fabrication & Hardware - 0.02%			3.25%, 01/10/2020 (n)	203	202
	Crosby US Acquisition Corp, Term Loan			Vat Holdings AG, Term Loan
	3.75%, 11/06/2020 (n)	313	312
				4.75%, 01/28/2021 (n)	113	113
	Doncasters US Finance LLC, Term Loan B					$610
	4.50%, 04/05/2020 (n)	97	96
			$408	Software - 0.15%
				BMC Foreign Holding Co, Term Loan B
	Miscellaneous Manufacturing - 0.01%			5.00%, 08/07/2020 (n)	198	198
	Gates Global LLC, Term Loan			BMC Software Finance Inc, Term Loan B
	4.25%, 06/11/2021 (n)	273	271
				5.00%, 08/07/2020 (n)	584	582
				Dealertrack Technologies Inc, Term Loan B
	Oil & Gas - 0.06%			3.50%, 02/26/2021 (n)	139	138
	Pacific Drilling SA, Term Loan B			Evergreen Skills Lux Sarl, Term Loan
	4.50%, 05/18/2018 (n)	198	198	4.00%, 04/08/2021 (n)	327	324
	Paragon Offshore PLC, Term Loan			4.50%, 04/23/2021 (n)	393	385
	3.75%, 07/09/2021 (n)	473	467	IMS Health Inc, Term Loan B
	Power Buyer LLC, Delay-Draw Term Loan			3.50%, 03/05/2021 (n)	150	148
	DD			Infor US Inc, Term Loan B5
	4.25%, 05/06/2020 (n)	29	28	3.75%, 06/03/2020 (n)	547	542
	Power Buyer LLC, Term Loan			Nuance Communications Inc, Term Loan C
	4.25%, 05/06/2020 (n)	531	520	2.91%, 03/31/2016 (n)	124	122
			$1,213	Renaissance Learning Inc, Term Loan
				4.50%, 04/02/2021 (n)	272	269
	Packaging & Containers - 0.01%			Verint Systems Inc, Term Loan B
	Ardagh Holdings USA Inc, Delay-Draw Term			3.50%, 09/06/2019 (n)	111	111
Loan B	-DD					$2,819
	4.00%, 12/17/2019 (n)	70	69
	FPC Holdings Inc, Term Loan			Telecommunications - 0.06%
	5.25%, 11/15/2019 (n)	125	124	Cincinnati Bell Inc, Term Loan B
			$193	4.00%, 08/20/2020 (n)	174	173
				Level 3 Financing Inc, Term Loan BI
	Pharmaceuticals - 0.07%			0.00%, 01/15/2020 (n),(r)	514	511
	Amneal Pharmaceuticals LLC, Term Loan B			LTS Buyer LLC, Term Loan B
	4.75%, 10/31/2019 (n)	308	307	4.00%, 04/01/2020 (n)	303	302
	Grifols Worldwide Operations USA Inc, Term			SBA Senior Finance II LLC, Term Loan B
	Loan B			3.25%, 03/24/2021 (n)	210	208
	3.16%, 03/05/2021 (n)	494	490
						$1,194
	JLL/Delta Dutch Newco BV, Term Loan B
	4.25%, 01/22/2021 (n)	235	233	Transportation - 0.01%
	Quintiles Transnational Corp, Term Loan B3			OSG Bulk Ships Inc, Term Loan B-EXIT
	3.75%, 06/08/2018 (n)	362	359	5.25%, 07/22/2019 (n)	90	90
			$1,389

	Pipelines - 0.01%			Trucking & Leasing - 0.05%
	Energy Transfer Equity LP, Term Loan			AWAS Aviation Capital Ltd, Term Loan
	3.25%, 11/15/2019 (n)	265	261	3.50%, 06/26/2018 (n)	182	181
				IBC Capital Ltd, Term Loan
				0.00%, 08/05/2021 (n),(r)	752	750
	Private Equity - 0.01%					$931
	HarbourVest Partners LLC, Term Loan			TOTAL SENIOR FLOATING RATE INTERESTS		$36,980
	3.25%, 02/04/2021(n)	91	90
				U.S. GOVERNMENT & GOVERNMENT	Principal
				AGENCY OBLIGATIONS - 4.52%	Amount (000's) Value (000's)
REITS	- 0.05%
	Crown Castle Operating Co, Term Loan B			U.S. Treasury - 1.26%
	3.00%, 01/31/2019 (n)	436	433	0.13%, 04/30/2015	$8,300	$8,303
				0.25%, 09/30/2015	5,200	5,206
	Crown Castle Operating Co, Term Loan B2			0.38%, 02/15/2016 (s),(t)	1,700	1,702
	3.00%, 01/31/2021 (n)	547	544
				0.38%, 03/15/2016	1,000	1,001
			$977	0.88%, 07/15/2017	5,600	5,594
	Retail - 0.05%			1.50%, 06/30/2016	600	611
	Hillman Group Inc/The, Term Loan B			2.13%, 02/29/2016	1,200	1,233
	4.50%, 06/30/2021 (n)	54	54			$23,650
	New Albertsons Inc, Term Loan B
	4.75%, 06/25/2021 (n)	572	568	U.S. Treasury Bill - 3.22%
				0.01%, 09/04/2014 (o),(u)	15,000	15,000
	Talbots Inc/The, Term Loan B			0.01%, 09/25/2014 (o),(u)	18,000	18,000
	4.75%, 03/13/2020 (n)	294	292
				0.03%, 11/13/2014 (o),(u)	25,000	24,999
			$914	0.05%, 10/30/2014 (t),(u)	1,140	1,140
				0.05%, 02/19/2015 (s),(u)	1,100	1,100
						$60,239

See accompanying notes.

94

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

	U.S. GOVERNMENT & GOVERNMENT		Principal				REPURCHASE AGREEMENTS		Maturity
	AGENCY OBLIGATIONS (continued)		Amount (000's)	Value (000		's)	(continued)		Amount (000's)	Value (000	's)

	U.S. Treasury Inflation-Indexed Obligations - 0.04%						Banks (continued)
	0.75%, 02/15/2042		$738		$721		Barclays Bank PLC Repurchase Agreement on $		3,979	$3,987
							securities sold short; (0.45)% dated
	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY						03/25/2014 (collateralized by VTB Bank
	OBLIGATIONS				$84,610		OJSC Via VTB Capital SA; $4,158,665;
			Principal				6.47%; dated 03/04/2015)(v)
	COMMERCIAL PAPER - 0.04%		Amount (000's)	Value (000		's)	Barclays Bank PLC Repurchase Agreement on		3,439	3,443
							securities sold short; (0.50)% dated
Food	- 0.04%						05/29/2014 (collateralized by Republic of
	Tesco Treasury Services PLC						Serbia; $3,549,938; 7.25%; dated
	1.00%, 08/18/2015		800		793		09/28/2021	)(v)
							Barclays Bank PLC Repurchase Agreement on		3,941	3,944
	TOTAL COMMERCIAL PAPER				$793		securities sold short; (0.50)% dated
			Principal				07/15/2014 (collateralized by Saudi
	CERTIFICATE OF DEPOSIT - 0.35%		Amount (000's)	Value (000		's)	Electricity Global Sukuk Co 2; $4,085,182;
Banks	- 0.35%						3.47%; dated 04/08/2023)(v)
	Banco Bilbao Vizcaya Argentaria/New York						Barclays Bank PLC Repurchase Agreement on		2,025	2,031
	NY						securities sold short; (0.55)% dated
	0.98%, 10/23/2015 (n)		1,000		1,000		01/29/2014 (collateralized by Corp
	1.08%, 05/16/2016 (n)		1,000		999		Nacional del Cobre de Chile; $2,158,490;
	Banco do Brasil SA						4.50%; dated 08/13/2023)(v)
	1.21%, 06/29/2015 (n)		1,400		1,400		Barclays Bank PLC Repurchase Agreement on		4,250	4,254
	Intesa Sanpaolo SpA/New York NY						securities sold short; (0.60)% dated
	1.65%, 04/07/2015		2,000		2,008		07/01/2014 (collateralized by Vale SA;
							$4,445,607; 3.75%; dated 01/10/2023)(v)
	Itau Unibanco Holding SA
	1.51%, 05/31/2016 (n)		1,100		1,099		Barclays Bank PLC Repurchase Agreement;		1,002	1,007
					$6,506		(0.70)% dated 12/12/2013 (collateralized
	TOTAL CERTIFICATE OF DEPOSIT				$6,506		by Turkiye Garanti Bankasi AS;
							$1,093,993; 6.25%; dated 04/20/2021)(v)
			Maturity
	REPURCHASE AGREEMENTS - 6.91%		Amount (000's)	Value	(000	's)	Barclays Bank PLC Repurchase Agreement on		988	988
							securities sold short; (0.70)% dated
Banks	- 6.91%						08/19/2014 (collateralized by
	Barclays Bank PLC Repurchase Agreement on		$2,258		$2,258		KazMunayGas National Co JSC;
	securities sold short; (0.08)% dated						$1,018,289; 4.40%; dated 04/30/2023)(v)
	08/19/2014 (collateralized by PTTEP						Barclays Bank PLC Repurchase Agreement;		5,272	5,272
	Canada International Finance Ltd;						(0.75)% dated 08/29/2014 (collateralized
	$2,404,185; 6.35%; dated 06/12/2042)(v)						by Sri Lanka Government International
	Barclays Bank PLC Repurchase Agreement;		5,645		5,645		Bond; $5,381,250; 6.25%; dated
	(0.15)% dated 08/11/2014 (collateralized						07/27/2021	(v)
	by Portugal Obrigacoes do Tesouro OT;						Barclays Bank PLC Repurchase Agreement on		3,922	3,923
	$5,857,144; 4.45%; dated 06/15/2018)(v)						securities sold short; (0.75)% dated
	Barclays Bank PLC Repurchase Agreement on		1,936		1,938		08/11/2014 (collateralized by
	securities sold short; (0.15)% dated						KazMunayGas National Co JSC;
	01/29/2014 (collateralized by Vale						$4,073,156; 4.40%;dated 04/30/2023)(V)
	Overseas Ltd; $2,091,811; 4.38%; dated						Barclays Bank PLC Repurchase Agreement on		2,391	2,392
	01/11/2022	)(v)					securities sold short; (0.75)% dated
	Barclays Bank PLC Repurchase Agreement on		2,323		2,324		08/15/2014 (collateralized by Sinochem
	securities sold short; (0.20)% dated						Overseas Capital Co Ltd; $2,449,220;
	06/12/2014 (collateralized by Petroleos de						6.30%; dated 11/12/2040)(v)
	Venezuela SA; $2,310,243; 8.50%; dated						Barclays Bank PLC Repurchase Agreement;		2,256	2,256
	11/02/2017	)(v)					(0.75)% dated 08/15/2014 (collateralized
	Barclays Bank PLC Repurchase Agreement on		2,909		2,909		by PTTEP Canada International Finance
	securities sold short; (0.20)% dated						Ltd; $2,404,185; 6.35%; dated
	08/27/2014 (collateralized by Petrobras						06/12/2042	)(v)
	Global Finance BV; $2,961,337; 3.00%;						Barclays Bank PLC Repurchase Agreement on		3,065	3,082
	dated 01/15/2019)(v)						securities sold short; (1.00)% dated
	Barclays Bank PLC Repurchase Agreement on		2,063		2,063		01/31/2014 (collateralized by Bangkok
	securities sold short; (0.20)% dated						Bank PCL/Hong Kong; $3,304,834; 4.80%;
	08/27/2014 (collateralized by Vale						dated 10/18/2020)(v)
	Overseas Ltd; $2,091,811; 4.38%; dated						Barclays Bank PLC Repurchase Agreement on		978	985
	01/11/2022	)(v)					securities sold short; (1.00)% dated
	Barclays Bank PLC Repurchase Agreement on		2,123		2,124		12/12/2013 (collateralized by Country
	securities sold short; (0.25)% dated						Garden Holdings Co Ltd; $988,125; 7.50%;
	07/01/2014 (collateralized by Petroleos de						dated 01/10/2023)(v)
	Venezuela SA; $2,043,177; 5.25%; dated						Barclays Bank PLC Repurchase Agreement;		465	468
	04/12/2017	)(v)					(1.15)% dated 03/17/2014 (collateralized
	Barclays Bank PLC Repurchase Agreement on		4,806		4,807		by Country Garden Holdings Co Ltd;
	securities sold short; (0.25)% dated						$494,063; 7.50%; dated 01/10/2023)(v)
	08/11/2014 (collateralized by Petrobras
	Global Finance BV; $4,935,562; 3.00%;
	dated 01/15/2019)(v)

See accompanying notes.

95

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

REPURCHASE AGREEMENTS	Maturity		(k) Restricted Security. At the end of the period, the value of this security
(continued)	Amount (000's)	Value (000's)	totaled $48 or 0.00% of net assets. The security was purchased on April
			16, 2014 at a cost of $48.
Banks (continued)			(l) Restricted Security. At the end of the period, the value of this security
Barclays Bank PLC Repurchase Agreement on	$2,187	$2,189	totaled $31 or 0.00% of the net assets.	The security was purchased April
securities sold short; (1.25)% dated			17, 2014 at a total cost of $31.
08/12/2014 (collateralized by Bangkok
Bank PCL/Hong Kong; $2,203,223; 4.80%;			(m) Restricted Security. At the end of the period, the value of this security dated 10/18/2020)(v)
			totaled $48 or 0.00% of net assets. The security was purchased August 26,
Barclays Bank PLC Repurchase Agreement on	2,039	2,045	2014 at a cost of $48.
securities sold short; (1.25)% dated			(n) Variable Rate. Rate shown is in effect at August 31, 2014.
05/29/2014 (collateralized by Russian			(o) Security or portion of the security was pledged as collateral for reverse
Foreign Bond - Eurobond; $2,007,088;			repurchase agreements. At the end of the period, the value of these
4.88%; dated 09/16/2023)(v)
			securities totaled $71,473 or 3.82% of net assets.
Barclays Bank PLC Repurchase Agreement on	936	944	(p) Payment in kind; the issuer has the option of paying additional securities
securities sold short; (1.75)% dated			in lieu of cash.
03/17/2014 (collateralized by KWG			(q) Security is a Principal Only Strip.
Property Holding Ltd; $1,031,229; 8.63%;			(r) This Senior Floating Rate Note will settle after August 31, 2014, at which dated 02/05/2020)(v)
			time the interest rate will be determined.
Barclays Bank PLC Repurchase Agreement on	1,989	2,000	(s) Security or a portion of the security was pledged to cover margin
securities sold short; (2.25)% dated			requirements for futures contracts. At the end of the period, the value of
05/29/2014 (collateralized by Ukraine			these securities totaled $781 or 0.04% of net assets.
Government International Bond;			(t) Security or a portion of the security was pledged to cover margin
$1,864,014; 9.25%; dated 07/24/2017)(v)
			requirements for swap and/or swaption contracts. At the end of the period,
Deutsche Bank Repurchase Agreement; 0.07%	29,700	29,700	the value of these securities totaled $1,394 or 0.07% of net assets.
dated 08/29/2014 maturing 09/02/2014			(u) Rate shown is the discount rate of the original purchase.
(collateralized by US Government Security;			(v) Although the maturity date of the repurchase agreement is open-ended
$30,254,213; 0.63%; dated 07/15/21)			through the maturity date of the collateral, the Fund has a right to
Deutsche Bank Repurchase Agreement; 0.09%	30,400	30,400	terminate the repurchase agreement and demand repayment from the
dated 08/29/2014 maturing 09/03/2014			counterparty at any time with two days' notice. The Fund also pays the
(collateralized by US Government Security;			counterparty a fee to compensate them for holding the collateral security.
$31,015,112; 0.63%; dated 07/15/21)
		$129,378
TOTAL REPURCHASE AGREEMENTS		$129,378
TOTAL PURCHASED OPTIONS - 0.19%		$3,515	Portfolio Summary (unaudited)
TOTAL PURCHASED CAPPED OPTION - 0.01%		$252	Sector	Percent
TOTAL PURCHASED FORWARD VOLATILITY			Financial	21.04%
AGREEMENTS - 0.00%		$93	Exchange Traded Funds	20.03%
TOTAL PURCHASED INTEREST RATE SWAPTIONS -			Consumer, Non-cyclical	11.98%
0.01%		$195	Consumer, Cyclical	8.18%
Total Investments		$2,026,086	Industrial	8.02%
Liabilities in Excess of Other Assets, Net - (8.23)%		$(154,017)	Communications	7.92%
TOTAL NET ASSETS - 100.00%		$1,872,069	Government	7.35%
			Technology	6.40%
			Energy	5.77%
(a)	Security or a portion of the security was pledged as collateral for short		Basic Materials	3.33%
sales. At the end of the period, the value of these securities totaled			Utilities	3.04%
$206,942 or 11.03% of net assets.			Asset Backed Securities	2.48%
(b) Non-Income Producing Security			Mortgage Securities	2.43%
(c)	Security or a portion of the security was pledged to cover margin		Purchased Options	0.19%
requirements for options contracts. At the end of the period, the value of			Diversified	0.04%
these securities totaled $27,314 or 1.45% of net assets.			Revenue Bonds	0.01%
(d) Security is Illiquid			Purchased Interest Rate Swaptions	0.01%
(e)	Security exempt from registration under Rule 144A of the Securities Act of		Purchased Capped Option	0.01%
1933. These securities may be resold in transactions exempt from			Purchased Forward Volatility Agreements	0.00%
registration, normally to qualified institutional buyers. Unless otherwise			Investments Sold Short	(20.61)%
indicated, these securities are not considered illiquid. At the end of the			Other Assets in Excess of Liabilities, Net	12.38%
period, the value of these securities totaled $123,092 or 6.58% of net			TOTAL NET ASSETS	100.00%
assets.
(f)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $7,689 or 0.41% of net assets.
(g)	Restricted Security. At the end of the period, the value of this security totaled $85 or 0.00% of net assets. The security was purchased October 2,
2012 at a cost of $33.
(h)	Restricted Security. At the end of the period, the value of this security totaled $39 or 0.00% of net assets. The security was purchased on
January 29, 2014 at a cost of $51.
(i)	Restricted Security. At the end of the period, the value of this security totaled $85 or 0.00% of the net assets. The security was purchased
February 5, 2014 at a cost of $55.
(j)	Restricted Security. At the end of the period, the value of this security totaled $131 or 0.01% of net assets. The security was purchased on April
17, 2014 at a cost of $131.

See accompanying notes.

96

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Credit Default Swaps

Buy Protection
				(Pay)/						Upfront	Unrealized
				Receive	Expiration		Notional			Premiums	Appreciation/
Counterparty (Issuer)		Reference Entity		Fixed Rate	Date		Amount	Fair Value Paid/(Received) (Depreciation)
Citigroup Inc		ITRAXX.ASIA		(1.00)%	06/20/2019		$2,500	$(2	) $	10	$(12)
Citigroup Inc		Kellogg Co; 4.00%; 12/15/2020		(1.00)%	09/20/2019		1,950	(29)		(30)	1
Citigroup Inc		Russian Agricultural Bank OJSC Via		(1.00)%	03/20/2019		5,000	600		350	250
		RSHB Capital SA; 6.30%; 05/15/2017
Deutsche Bank AG		General Mills Inc; 5.70%; 2/15/2017		(1.00)%	09/20/2019		2,100	(65)		(61)	(4)
Deutsche Bank AG		Safeway Inc; 7.25%; 02/01/2031		(1.00)%	09/20/2019		1,325	146		130	16
Goldman Sachs & Co		Indonesia Government International		(1.00)%	06/20/2019		5,000	58		87	(29)
	Bond;	6.88%; 03/09/2017
HSBC Securities Inc		Bulgaria Government International		(1.00)%	06/20/2019		6,000	75		81	(6)
	Bond;	8.25%; 01/15/2015
HSBC Securities Inc		China Government International Bond;		(1.00)%	12/20/2018		5,000	(93)		(33)	(60)
		4.25%; 10/28/2014
HSBC Securities Inc		ITRAXX.ASIA		(1.00)%	06/20/2019		5,000	(9)		12	(21)
HSBC Securities Inc		Turkey Government International Bond;		(1.00)%	09/20/2019		5,000	181		187	(6)
		11.88%; 01/15/2030
HSBC Securities Inc		Turkey Government International Bond;		(1.00)%	09/20/2019		5,000	181		225	(44)
		11.88%; 01/15/2030
JP Morgan Chase		Abu Dhabi Government International		(1.00)%	09/20/2019		10,000	(246)		(234)	(12)
	Bond;	6.75% 04/08/2019
JP Morgan Chase		Brazilian Government International		(1.00)%	12/20/2013		5,000	15		134	(119)
	Bond;	12.25%; 03/06/2030
JP Morgan Chase		China Government International Bond;		(1.00)%	09/20/2018		4,000	(80)		(14)	(66)
		4.25%; 10/28/2014
JP Morgan Chase		Mexico Government International		(1.00)%	12/20/2018		5,000	(89)		32	(121)
	Bond;	5.95%; 03/19/2019
Merrill Lynch		Brazilian Government International		(1.00)%	06/20/2019		3,650	34		131	(97)
	Bond;	12.25%; 03/06/2030
Merrill Lynch		CDX.ITRAXX.EUR.XOV		(5.00)%	12/20/2017	EUR	490	(72)		8	(80)
Total								$605		$1,015	$(410)

Sell Protection
		Implied
		Credit Spread		(Pay)/						Upfront	Unrealized
		as of August		Receive	Expiration		Notional	Fair Value		Premiums	Appreciation/
Counterparty (Issuer)		Reference Entity	31, 2014 (c)	Fixed Rate	Date	Amount (a)		(b)	Paid/(Received)		(Depreciation)
Bank of America NA		CDX.NA.IG.21.5Y	N/A	1.00%	12/20/2018		$5,000	$51		$22	$29
Bank of America NA		China Government	0.70%	1.00%	09/20/2019		2,100	32		23	9
		International Bond;
		4.25%; 10/28/2014
Bank of America NA		Russian Foreign Bond -	2.01%	1.00%	09/20/2015		1,100	(11)		(2)	(9)
		Eurobond; 7.50%;
		03/31/2030
Barclays Bank PLC		China Government	0.70%	1.00%	09/20/2019		3,000	45		40	5
		International Bond;
		4.25%; 10/28/2014
Barclays Bank PLC		China Government	0.66%	1.00%	06/20/2019		500	9		3	6
		International Bond;
		4.25%; 10/28/2014
Barclays Bank PLC		CHS/Community Health	2.38%	5.00%	06/20/2019		600	71		47	24
		Systems Inc; 8.00%;
		11/15/2019
Barclays Bank PLC		MetLife Inc; 4.75%;	0.53%	1.00%	03/20/2019		1,000	21		6	15
		02/08/2021
BNP Paribas		China Government	0.70%	1.00%	09/20/2019		2,100	31		25	6
		International Bond;
		4.25%; 10/28/2014
BNP Paribas		Telefonica Emisiones	0.86%	1.00%	06/20/2019	EUR	1,500	12		8	4
	SAU;	4.38%; 02/02/2016
Credit Suisse		American International	0.51%	1.00%	03/20/2019		$1,100	25		10	15
		Group Inc; 6.25%;
		05/01/2036
Credit Suisse		CIT Group Inc; 5.25%;	0.40%	5.00%	03/20/2015		500	13		11	2
		03/15/2018
Credit Suisse		MetLife Inc; 4.75%;	0.58%	1.00%	09/20/2019		1,400	29		26	3
		02/08/2021
Credit Suisse		Mexico Government	0.70%	1.00%	09/20/2019		2,100	31		23	8
		International Bond;
		5.95%; 03/19/2019
Deutsche Bank AG		Goldman Sachs Group	0.19%	1.00%	09/20/2014		200	—		—	—
	Inc;	5.95%; 01/18/2018

See accompanying notes.

97

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit Spread	(Pay)/					Upfront	Unrealized
		as of August	Receive	Expiration	Notional	Fair Value Premiums			Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2014 (c)	Fixed Rate	Date	Amount (a)		(b)	Paid/(Received) (Depreciation)
Deutsche Bank AG	Italy Government	0.65%	1.00%	09/20/2017		$1,100	$11	$7	$4
	International Bond;
	6.88%; 09/27/2023
Deutsche Bank AG	Italy Government	0.95%	1.00%	06/20/2019		2,100	4	(4)	8
	International Bond;
	6.88%; 09/27/2023
Deutsche Bank AG	MetLife Inc; 4.75%;	0.53%	1.00%	03/20/2019		1,000	21	7	14
	02/08/2021
Deutsche Bank AG	Morgan Stanley; 6.00%;	0.62%	1.00%	09/20/2018		100	1	1	—
	04/28/2015
Deutsche Bank AG	Tesco PLC; 6.00%;	0.95%	1.00%	06/20/2019	EUR	500	2	(1)	3
	12/14/2029
Goldman Sachs & Co	Brazilian Government	1.17%	1.00%	03/20/2019		$1,000	(6)	(32)	26
	International Bond;
	12.25%; 03/06/2030
Goldman Sachs & Co	Brazilian Government	0.59%	1.00%	09/20/2016		4,000	38	23	15
	International Bond;
	12.25%; 03/06/2030
Goldman Sachs & Co	China Government	0.70%	1.00%	09/20/2019		2,100	32	26	6
	International Bond;
	4.25%; 10/28/2014
Goldman Sachs & Co	China Government	0.66%	1.00%	06/20/2019		500	8	3	5
	International Bond;
	4.25%; 10/28/2014
Goldman Sachs & Co	Gazprom OAO Via Gaz	2.45%	1.00%	09/20/2015		1,000	(17)	(8)	(9)
	Capital SA; 8.63%;
	04/28/2034
Goldman Sachs & Co	Hellenic Republic	3.75%	1.00%	09/20/2015		700	(17)	(19)	2
	Government Bond;
	2.00%; 02/24/2023
Goldman Sachs & Co	Hellenic Republic	3.61%	1.00%	09/20/2015	EUR	425	(16)	(17)	1
	Government Bond;
	2.00%; 02/24/2023
Goldman Sachs & Co	HJ Heinz Co; 6.38%;	1.32%	1.00%	06/20/2019		$1,700	(26)	(26)	—
	07/15/2028
Goldman Sachs & Co	Indonesia Government	1.27%	1.00%	06/20/2019		1,000	(12)	(26)	14
	International Bond;
	6.88%; 03/09/2017
Goldman Sachs & Co	Italy Government	0.95%	1.00%	06/20/2019		3,300	7	(19)	26
	International Bond;
	6.88%; 09/27/2023
Goldman Sachs & Co	Italy Government	0.91%	1.00%	03/20/2019		1,000	4	(17)	21
	International Bond;
	6.88%; 09/27/2023
Goldman Sachs & Co	Mexico Government	0.70%	1.00%	09/20/2019		2,100	31	22	9
	International Bond;
	5.95%; 03/19/2019
Goldman Sachs & Co	Portugal Obrigacoes do	0.58%	1.00%	09/20/2015		1,000	4	(1)	5
	Tesouro OT; 4.95%;
	10/25/2023
Goldman Sachs & Co	Spain Government Bond;	0.60%	1.00%	03/20/2019		550	10	(4)	14
	5.50%; 07/30/2017
Goldman Sachs & Co	TRW Automotive Inc;	1.13%	1.00%	06/20/2019		600	(2)	(6)	4
	7.25S%; 03/15/2017
Goldman Sachs & Co	Whirlpool Corp; 4.85%;	0.67%	1.00%	09/20/2019		500	8	3	5
	06/15/2021
JP Morgan Chase	Indonesia Government	1.27%	1.00%	06/20/2019		1,000	(12)	(21)	9
	International Bond;
	6.88%; 03/09/2017
JP Morgan Chase	Italy Government	0.40%	1.00%	03/20/2016		1,900	17	(1)	18
	International Bond;
	6.875%; 09/27/2023
JP Morgan Chase	Italy Government	0.65%	1.00%	09/20/2017		2,100	21	17	4
	International Bond;
	6.88%; 09/27/2023
JP Morgan Chase	Marks & Spencer PLC;	1.10%	1.00%	06/20/2019	EUR	500	(3)	(13)	10
	6.13%; 12/02/2019
JP Morgan Chase	Russian Foreign Bond -	2.53%	1.00%	09/20/2019		$2,100	(151)	(71)	(80)
	Eurobond; 7.50%;
	03/31/2030

See accompanying notes.

98

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit Spread	(Pay)/					Upfront	Unrealized
		as of August	Receive	Expiration		Notional	Fair Value	Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	31, 2014 (c)	Fixed Rate	Date		Amount (a)	(b)	Paid/(Received)	(Depreciation)
Morgan Stanley & Co	Brazilian Government	0.59%	1.00%	09/20/2016		$900	$9	$4	$5
	International Bond;
	12.25%; 03/06/2030
Morgan Stanley & Co	Goldman Sachs Group	0.57%	1.00%	03/20/2018		1,100	16	14	2
	Inc/The; 5.95%;
	01/18/2018
Morgan Stanley & Co	Spain Government Bond;	0.65%	1.00%	09/20/2019		1,800	30	28	2
	5.50%; 07/30/2017
Total							$371	$111	$260

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
			(Pay)/
			Receive	Expiration		Notional		Unrealized Appreciation/
	Reference Entity		Fixed Rate	Date		Amount	Fair Value	(Depreciation)
	CDX.22.HY		(5.00)%	06/20/2019		$495	$(40)		$—
	CDX.22.HY		(5.00)%	06/20/2019		4,653	(374)		(1)
	CDX.22.HY5		(5.00)%	06/20/2019		5,940	(477)		(109)
	CDX.ITRAXX.EUR17		(5.00)%	06/20/2018	EUR	980	(153)		(156)
	CDX.NA.IG.22		(1.00)%	06/20/2019		$700	(14)		(5)
Total							$(1,058)		$(271)

Sell Protection
		Implied
		Credit Spread	(Pay)/
		as of August	Receive	Expiration		Notional	Fair Value	Unrealized Appreciation/
	Reference Entity	31, 2014 (c)	Fixed Rate	Date		Amount (a)	(b)	(Depreciation)
	CDX.NA.HY.22	N/A	5.00%	06/20/2019		$3,465	$278		$31
	CDX.NA.IG.22.5Y	N/A	1.00%	06/20/2019		4,500	90		22
Total							$368		$53

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $64,915 and 2,925 EUR .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

		Foreign Currency Contracts
Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value Appreciation/(Depreciation)
Australian Dollar	Bank of America NA	09/19/2014	31,778,357	$29,623	$29,644	$21
Australian Dollar	Credit Suisse	09/05/2014	4,540,000	4,212	4,239	27
Australian Dollar	Credit Suisse	09/17/2014	15,294,500	14,200	14,269	69
Australian Dollar	Royal Bank of Scotland PLC	09/17/2014	15,294,500	14,200	14,269	69
Brazilian Real	Barclays Bank PLC	09/03/2014	1,754,975	779	784	5
Brazilian Real	Credit Suisse	09/17/2014	10,733,001	4,666	4,776	110
Brazilian Real	Credit Suisse	11/04/2014	1,136,160	480	499	19
Brazilian Real	Royal Bank of Scotland PLC	09/17/2014	10,992,999	4,778	4,892	114
Brazilian Real	UBS AG	10/02/2014	1,754,975	768	778	10
British Pound Sterling	Bank of America NA	09/11/2014	1,108,000	1,881	1,839	(42)
British Pound Sterling	Bank of America NA	09/19/2014	24,543,317	41,327	40,737	(590)
British Pound Sterling	Bank of New York Mellon	09/17/2014	755,000	1,271	1,253	(18)
British Pound Sterling	Barclays Bank PLC	09/11/2014	128,000	216	212	(4)
British Pound Sterling	Credit Suisse	09/17/2014	6,335,500	10,717	10,516	(201)
British Pound Sterling	Royal Bank of Scotland PLC	09/17/2014	6,458,018	10,921	10,719	(202)
British Pound Sterling	Royal Bank of Scotland PLC	04/07/2015	445,928	750	738	(12)

See accompanying notes.

99

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value Appreciation/(Depreciation)
Canadian Dollar	Bank of America NA	09/19/2014	45,633,141	$42,103	$41,958	$(145)
Canadian Dollar	Credit Suisse	09/02/2014	2,450,000	2,257	2,253	(4)
Canadian Dollar	Credit Suisse	09/17/2014	5,078,500	4,719	4,670	(49)
Canadian Dollar	Credit Suisse	12/17/2014	20,481	19	19	—
Canadian Dollar	Credit Suisse	03/18/2015	753,500	693	690	(3)
Canadian Dollar	Royal Bank of Scotland PLC	09/17/2014	5,352,772	4,971	4,922	(49)
Canadian Dollar	Royal Bank of Scotland PLC	12/17/2014	1,559,000	1,434	1,431	(3)
Canadian Dollar	Royal Bank of Scotland PLC	03/18/2015	753,500	693	690	(3)
Chilean Peso	Credit Suisse	09/17/2014	10,000,000	18	17	(1)
Chilean Peso	Credit Suisse	09/22/2014	1,189,000,000	2,034	2,024	(10)
Chilean Peso	Royal Bank of Scotland PLC	09/17/2014	20,000,000	36	34	(2)
Colombian Peso	Credit Suisse	09/04/2014	4,260,000,000	2,219	2,218	(1)
Colombian Peso	Credit Suisse	09/17/2014	335,000,000	176	174	(2)
Colombian Peso	Royal Bank of Scotland PLC	09/17/2014	365,000,000	192	190	(2)
Czech Koruna	Credit Suisse	09/17/2014	13,950,000	665	661	(4)
Czech Koruna	Credit Suisse	12/17/2014	7,400,000	352	351	(1)
Czech Koruna	Royal Bank of Scotland PLC	09/17/2014	18,550,000	885	879	(6)
Czech Koruna	Royal Bank of Scotland PLC	12/17/2014	7,400,000	352	351	(1)
Danish Krone	Credit Suisse	09/17/2014	1,186,000	216	209	(7)
Danish Krone	Royal Bank of Scotland PLC	09/17/2014	2,386,000	430	421	(9)
Euro	Bank of America NA	09/19/2014	18,176,049	24,490	23,883	(607)
Euro	Bank of New York Mellon	09/17/2014	240,000	320	315	(5)
Euro	Bank of New York Mellon	09/30/2014	250,268	330	329	(1)
Euro	Barclays Bank PLC	09/03/2014	916,393	1,219	1,204	(15)
Euro	Citigroup Inc	09/02/2014	1,675,000	2,225	2,201	(24)
Euro	Credit Suisse	09/03/2014	2,215,000	2,976	2,910	(66)
Euro	Credit Suisse	09/17/2014	7,956,500	10,757	10,455	(302)
Euro	Goldman Sachs & Co	09/03/2014	13,525,607	17,851	17,772	(79)
Euro	Royal Bank of Scotland PLC	09/17/2014	8,941,250	12,093	11,749	(344)
Euro	Royal Bank of Scotland PLC	01/07/2015	301,909	409	397	(12)
Hungarian Forint	Credit Suisse	09/17/2014	229,499,999	1,024	958	(66)
Hungarian Forint	Credit Suisse	12/17/2014	6,500,000	27	27	—
Hungarian Forint	Royal Bank of Scotland PLC	09/17/2014	242,499,999	1,078	1,012	(66)
Hungarian Forint	Royal Bank of Scotland PLC	12/17/2014	54,500,000	227	227	—
Indian Rupee	Credit Suisse	09/17/2014	133,599,500	2,216	2,197	(19)
Indian Rupee	Royal Bank of Scotland PLC	09/17/2014	136,599,500	2,264	2,246	(18)
Indian Rupee	UBS AG	10/15/2014	49,570,506	814	812	(2)
Indonesian Rupiah	Credit Suisse	09/17/2014	1,900,000,000	163	162	(1)
Indonesian Rupiah	Credit Suisse	12/17/2014	800,000,000	67	67	—
Indonesian Rupiah	Royal Bank of Scotland PLC	09/17/2014	1,900,000,000	163	162	(1)
Indonesian Rupiah	Royal Bank of Scotland PLC	12/17/2014	800,000,000	67	67	—
Israeli New Shekel	Credit Suisse	09/17/2014	1,000,000	291	280	(11)
Israeli New Shekel	Royal Bank of Scotland PLC	09/17/2014	1,000,000	291	280	(11)
Japanese Yen	Bank of America NA	09/19/2014	5,341,976,400	52,589	51,353	(1,236)
Japanese Yen	Barclays Bank PLC	09/03/2014	23,968,360	232	230	(2)
Japanese Yen	Credit Suisse	09/17/2014	1,166,631,500	11,467	11,215	(252)
Japanese Yen	Credit Suisse	12/17/2014	116,934,000	1,127	1,125	(2)
Japanese Yen	Goldman Sachs & Co	09/03/2014	356,334,956	3,423	3,425	2
Japanese Yen	HSBC Securities Inc	09/17/2014	219,052,000	2,151	2,106	(45)
Japanese Yen	Royal Bank of Scotland PLC	09/17/2014	1,506,542,499	14,784	14,482	(302)
Japanese Yen	Royal Bank of Scotland PLC	12/17/2014	193,664,000	1,867	1,863	(4)
Malaysian Ringgit	Credit Suisse	09/17/2014	6,855,500	2,130	2,169	39
Malaysian Ringgit	Royal Bank of Scotland PLC	09/17/2014	8,055,500	2,504	2,549	45
Mexican Peso	Bank of America NA	09/19/2014	145,775,470	11,152	11,137	(15)
Mexican Peso	BNP Paribas	12/18/2014	61,674,467	4,664	4,686	22
Mexican Peso	Credit Suisse	09/17/2014	9,550,000	732	730	(2)
Mexican Peso	Credit Suisse	12/17/2014	7,700,000	584	585	1
Mexican Peso	JP Morgan Chase	12/18/2014	27,567,471	2,064	2,094	30
Mexican Peso	Morgan Stanley & Co	12/18/2014	13,422,464	1,027	1,020	(7)
Mexican Peso	Royal Bank of Scotland PLC	09/17/2014	9,550,000	732	730	(2)
Mexican Peso	Royal Bank of Scotland PLC	12/17/2014	7,700,000	584	585	1
New Taiwan Dollar	Credit Suisse	09/17/2014	45,271,999	1,512	1,516	4
New Taiwan Dollar	Credit Suisse	12/17/2014	5,000,000	168	168	—
New Taiwan Dollar	Royal Bank of Scotland PLC	09/17/2014	45,271,998	1,512	1,516	4
New Taiwan Dollar	Royal Bank of Scotland PLC	12/17/2014	5,000,000	168	168	—
New Zealand Dollar	Bank of America NA	09/19/2014	18,718,787	15,985	15,631	(354)
New Zealand Dollar	Credit Suisse	09/17/2014	20,578,499	17,423	17,187	(236)
New Zealand Dollar	Royal Bank of Scotland PLC	09/17/2014	20,578,498	17,423	17,187	(236)
Norwegian Krone	Credit Suisse	09/17/2014	51,369,002	8,336	8,286	(50)
Norwegian Krone	Credit Suisse	12/17/2014	4,169,000	673	670	(3)
Norwegian Krone	Merrill Lynch	09/15/2014	28,000,000	4,528	4,517	(11)
Norwegian Krone	Royal Bank of Scotland PLC	09/17/2014	52,420,001	8,505	8,455	(50)
Norwegian Krone	Royal Bank of Scotland PLC	12/17/2014	9,729,000	1,569	1,564	(5)

See accompanying notes.

100

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Foreign Currency Contracts (continued)

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For		Fair Value Appreciation/(Depreciation)
Peruvian Nuevo Sol	Credit Suisse	09/17/2014	1,000	$—	$	— $	—
Philippine Peso	Credit Suisse	09/17/2014	10,500,000	242		241	(1)
Philippine Peso	Royal Bank of Scotland PLC	09/17/2014	10,500,000	242		241	(1)
Polish Zloty	Credit Suisse	09/17/2014	5,583,000	1,830		1,742	(88)
Polish Zloty	Royal Bank of Scotland PLC	09/17/2014	5,582,999	1,830		1,742	(88)
Russian Rouble	Credit Suisse	09/17/2014	135,533,500	3,824		3,648	(176)
Russian Rouble	Credit Suisse	12/17/2014	3,500,000	93		92	(1)
Russian Rouble	Royal Bank of Scotland PLC	09/17/2014	138,533,500	3,910		3,729	(181)
Russian Rouble	Royal Bank of Scotland PLC	12/17/2014	3,500,000	93		92	(1)
Singapore Dollar	Credit Suisse	09/17/2014	2,615,000	2,097		2,094	(3)
Singapore Dollar	Royal Bank of Scotland PLC	09/17/2014	2,635,000	2,113		2,110	(3)
South African Rand	Credit Suisse	09/17/2014	11,343,001	1,060		1,062	2
South African Rand	Credit Suisse	12/17/2014	1,700,000	158		157	(1)
South African Rand	Royal Bank of Scotland PLC	09/17/2014	11,343,000	1,060		1,062	2
South African Rand	Royal Bank of Scotland PLC	12/17/2014	1,700,000	158		157	(1)
South Korean Won	Credit Suisse	09/17/2014	6,645,023,001	6,474		6,546	72
South Korean Won	Royal Bank of Scotland PLC	09/17/2014	6,685,023,000	6,514		6,586	72
Swedish Krona	Bank of New York Mellon	09/17/2014	2,200,000	323		315	(8)
Swedish Krona	Credit Suisse	09/17/2014	21,953,500	3,215		3,141	(74)
Swedish Krona	Credit Suisse	12/17/2014	3,663,000	528		524	(4)
Swedish Krona	Royal Bank of Scotland PLC	09/17/2014	21,953,500	3,215		3,141	(74)
Swedish Krona	Royal Bank of Scotland PLC	12/17/2014	3,663,000	528		524	(4)
Swiss Franc	Bank of America NA	09/19/2014	20,465,998	22,763		22,299	(464)
Swiss Franc	Bank of New York Mellon	09/17/2014	300,000	330		327	(3)
Swiss Franc	Credit Suisse	09/17/2014	1,730,000	1,918		1,885	(33)
Swiss Franc	Credit Suisse	12/17/2014	473,500	519		517	(2)
Swiss Franc	Royal Bank of Scotland PLC	09/17/2014	2,332,000	2,589		2,541	(48)
Swiss Franc	Royal Bank of Scotland PLC	12/17/2014	473,500	519		517	(2)
Thai Baht	Credit Suisse	09/17/2014	2,178,000	68		68	—
Turkish Lira	Credit Suisse	09/17/2014	11,918,500	5,580		5,498	(82)
Turkish Lira	Credit Suisse	12/17/2014	135,000	61		61	—
Turkish Lira	Royal Bank of Scotland PLC	09/17/2014	12,028,500	5,631		5,549	(82)
Turkish Lira	Royal Bank of Scotland PLC	12/17/2014	135,000	61		61	—
Total							$(6,520)

							Net Unrealized
Foreign Currency Sale Contracts Counterparty		Delivery Date	Contracts to Deliver	In Exchange For		Fair Value Appreciation/(Depreciation)
Australian Dollar	Bank of America NA	09/19/2014	3,829,581	$3,575		$3,572	$3
Australian Dollar	Credit Suisse	09/17/2014	6,513,500	6,078		6,077	1
Australian Dollar	Credit Suisse	12/17/2014	486,500	452		451	1
Australian Dollar	Royal Bank of Scotland PLC	09/17/2014	6,513,500	6,078		6,077	1
Australian Dollar	Royal Bank of Scotland PLC	12/17/2014	1,257,500	1,168		1,166	2
Brazilian Real	Credit Suisse	09/17/2014	3,695,000	1,593		1,644	(51)
Brazilian Real	Credit Suisse	09/22/2014	5,320,000	2,334		2,364	(30)
Brazilian Real	Credit Suisse	11/04/2014	1,133,760	480		498	(18)
Brazilian Real	Credit Suisse	12/17/2014	860,000	371		373	(2)
Brazilian Real	Royal Bank of Scotland PLC	09/17/2014	3,639,999	1,569		1,620	(51)
Brazilian Real	Royal Bank of Scotland PLC	12/17/2014	860,000	371		373	(2)
Brazilian Real	UBS AG	09/03/2014	1,754,975	774		784	(10)
British Pound Sterling	Bank of America NA	09/19/2014	3,982,795	6,730		6,611	119
British Pound Sterling	Bank of New York Mellon	09/17/2014	2,656,500	4,465		4,409	56
British Pound Sterling	Barclays Bank PLC	09/11/2014	3,591,000	6,028		5,961	67
British Pound Sterling	Credit Suisse	09/17/2014	6,057,000	10,227		10,054	173
British Pound Sterling	Credit Suisse	12/17/2014	242,000	401		401	—
British Pound Sterling	Royal Bank of Scotland PLC	09/17/2014	7,109,033	12,005		11,800	205
British Pound Sterling	Royal Bank of Scotland PLC	12/17/2014	346,000	574		574	—
British Pound Sterling	Royal Bank of Scotland PLC	04/07/2015	445,928	749		738	11
Canadian Dollar	Bank of America NA	09/19/2014	54,859,954	50,256		50,442	(186)
Canadian Dollar	Barclays Bank PLC	09/11/2014	240,000	220		221	(1)
Canadian Dollar	Barclays Bank PLC	09/18/2014	117,000	108		108	—
Canadian Dollar	Credit Suisse	09/02/2014	2,450,000	2,246		2,253	(7)
Canadian Dollar	Credit Suisse	09/17/2014	10,204,441	9,343		9,383	(40)
Canadian Dollar	Credit Suisse	10/02/2014	2,450,000	2,255		2,252	3
Canadian Dollar	Royal Bank of Scotland PLC	09/17/2014	10,204,439	9,343		9,383	(40)
Canadian Dollar	Royal Bank of Scotland PLC	09/30/2014	181,446	167		167	—
Chilean Peso	Credit Suisse	09/17/2014	658,349,500	1,179		1,121	58
Chilean Peso	Credit Suisse	09/22/2014	1,189,000,000	2,023		2,024	(1)
Chilean Peso	Royal Bank of Scotland PLC	09/17/2014	655,882,500	1,175		1,117	58
Colombian Peso	Credit Suisse	09/04/2014	4,260,000,000	2,260		2,218	42
Colombian Peso	Credit Suisse	10/06/2014	4,260,000,000	2,210		2,210	—
Colombian Peso	Merrill Lynch	09/12/2014	3,330,000,000	1,752		1,732	20
Colombian Peso	Royal Bank of Scotland PLC	09/17/2014	200,000,000	104		104	—

See accompanying notes.

101

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Foreign Currency Contracts (continued)

						Net Unrealized
Foreign Currency Sale ContractsCounterparty		Delivery Date	Contracts to Deliver	In Exchange For	Fair Value Appreciation/(Depreciation)
Colombian Peso	Royal Bank of Scotland PLC	12/17/2014	140,000,000	$72	$72	$—
Czech Koruna	Credit Suisse	09/17/2014	43,300,000	2,111	2,052	59
Czech Koruna	Royal Bank of Scotland PLC	09/17/2014	43,300,000	2,111	2,052	59
Danish Krone	Bank of New York Mellon	09/17/2014	20,265,000	3,677	3,575	102
Danish Krone	Royal Bank of Scotland PLC	09/17/2014	1,923,000	349	339	10
Euro	Bank of America NA	09/03/2014	10,803,000	14,516	14,195	321
Euro	Bank of America NA	09/19/2014	61,733,509	83,208	81,117	2,091
Euro	Bank of New York Mellon	09/17/2014	11,570,000	15,657	15,203	454
Euro	Bank of New York Mellon	09/30/2014	29,848,208	39,385	39,221	164
Euro	Barclays Bank PLC	09/03/2014	155,000	208	204	4
Euro	BNP Paribas	09/03/2014	5,622,000	7,489	7,387	102
Euro	Citigroup Inc	09/02/2014	1,675,000	2,243	2,201	42
Euro	Credit Suisse	09/08/2014	2,420,000	3,237	3,180	57
Euro	Credit Suisse	09/17/2014	10,460,474	14,089	13,745	344
Euro	Credit Suisse	09/18/2014	1,376,000	1,840	1,808	32
Euro	Credit Suisse	09/30/2014	540,000	714	710	4
Euro	Credit Suisse	11/04/2014	11,063	15	15	—
Euro	Credit Suisse	12/17/2014	299,500	395	394	1
Euro	Deutsche Bank AG	09/29/2014	525,000	693	690	3
Euro	Goldman Sachs & Co	10/02/2014	13,526,000	17,854	17,773	81
Euro	JP Morgan Chase	09/03/2014	77,000	103	101	2
Euro	Merrill Lynch	09/11/2014	135,000	180	177	3
Euro	Royal Bank of Scotland PLC	09/17/2014	11,690,956	15,758	15,362	396
Euro	Royal Bank of Scotland PLC	11/04/2014	359,723	479	473	6
Euro	Royal Bank of Scotland PLC	12/17/2014	918,500	1,211	1,208	3
Euro	Royal Bank of Scotland PLC	01/07/2015	694,015	950	913	37
Euro	Royal Bank of Scotland PLC	04/07/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	06/09/2015	22,000	28	29	(1)
Euro	Royal Bank of Scotland PLC	11/09/2015	9,222	12	12	—
Euro	Royal Bank of Scotland PLC	04/05/2016	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	04/05/2017	1,500	2	2	—
Hong Kong Dollar	Credit Suisse	09/17/2014	7,389,000	953	953	—
Hong Kong Dollar	Credit Suisse	12/17/2014	20,000	3	3	—
Hong Kong Dollar	Royal Bank of Scotland PLC	09/17/2014	6,201,000	800	800	—
Hungarian Forint	Credit Suisse	09/17/2014	340,500,000	1,470	1,421	49
Hungarian Forint	Royal Bank of Scotland PLC	09/17/2014	340,500,000	1,470	1,421	49
Indian Rupee	Credit Suisse	09/17/2014	30,122,000	493	495	(2)
Indian Rupee	Royal Bank of Scotland PLC	09/17/2014	27,000,000	443	444	(1)
Indonesian Rupiah	Credit Suisse	09/17/2014	3,790,762,000	315	323	(8)
Indonesian Rupiah	Royal Bank of Scotland PLC	09/17/2014	3,576,878,000	297	305	(8)
Israeli New Shekel	Credit Suisse	09/17/2014	9,340,000	2,669	2,614	55
Israeli New Shekel	Credit Suisse	12/17/2014	350,000	98	98	—
Israeli New Shekel	Royal Bank of Scotland PLC	09/17/2014	9,340,000	2,668	2,614	54
Israeli New Shekel	Royal Bank of Scotland PLC	12/17/2014	350,000	98	98	—
Japanese Yen	Bank of America NA	09/17/2014	3,050,076,000	29,930	29,320	610
Japanese Yen	Bank of America NA	09/19/2014	8,881,424,600	86,750	85,379	1,371
Japanese Yen	Bank of New York Mellon	09/17/2014	86,700,000	850	833	17
Japanese Yen	Bank of New York Mellon	09/30/2014	249,092,466	2,395	2,395	—
Japanese Yen	Barclays Bank PLC	09/17/2014	832,594,000	8,061	8,004	57
Japanese Yen	BNP Paribas	09/17/2014	2,617,189,000	25,684	25,159	525
Japanese Yen	Credit Suisse	09/03/2014	175,100,000	1,684	1,683	1
Japanese Yen	Credit Suisse	09/12/2014	110,900,000	1,087	1,066	21
Japanese Yen	Credit Suisse	09/17/2014	2,224,724,999	21,668	21,386	282
Japanese Yen	Credit Suisse	10/02/2014	92,300,000	888	887	1
Japanese Yen	Goldman Sachs & Co	09/03/2014	105,003,316	1,032	1,009	23
Japanese Yen	Goldman Sachs & Co	10/02/2014	356,334,956	3,423	3,426	(3)
Japanese Yen	HSBC Securities Inc	09/17/2014	490,825,000	4,842	4,718	124
Japanese Yen	JP Morgan Chase	09/17/2014	489,021,000	4,701	4,701	—
Japanese Yen	Royal Bank of Scotland PLC	09/17/2014	2,341,851,997	22,813	22,512	301
Japanese Yen	UBS AG	09/03/2014	100,200,000	973	963	10
Malaysian Ringgit	Credit Suisse	09/17/2014	32,000	10	10	—
Malaysian Ringgit	Royal Bank of Scotland PLC	09/17/2014	900,000	286	285	1
Malaysian Ringgit	Royal Bank of Scotland PLC	12/17/2014	200,000	63	63	—
Mexican Peso	Bank of America NA	09/19/2014	100,030,800	7,605	7,642	(37)
Mexican Peso	Barclays Bank PLC	12/18/2014	13,247,257	1,005	1,006	(1)
Mexican Peso	BNP Paribas	12/24/2014	10,046,197	763	763	—
Mexican Peso	Credit Suisse	09/17/2014	108,487,001	8,271	8,289	(18)
Mexican Peso	Credit Suisse	09/30/2014	131,170,000	9,993	10,014	(21)
Mexican Peso	Goldman Sachs & Co	09/23/2014	4,290,000	329	328	1
Mexican Peso	JP Morgan Chase	01/08/2105	26,617,011	2,028	2,035	(7)
Mexican Peso	Royal Bank of Scotland PLC	09/17/2014	107,906,001	8,227	8,245	(18)
New Taiwan Dollar	Credit Suisse	09/17/2014	27,746,000	926	929	(3)
New Taiwan Dollar	Royal Bank of Scotland PLC	09/17/2014	26,000,000	868	871	(3)

See accompanying notes.

102

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Foreign Currency Contracts (continued)

						Net Unrealized
Foreign Currency Sale Contracts Counterparty		Delivery Date	Contracts to Deliver	In Exchange For	Fair Value Appreciation/(Depreciation)
New Zealand Dollar	Bank of America NA	09/19/2014	26,899,279	$22,524	$22,461	$63
New Zealand Dollar	Citigroup Inc	09/15/2014	1,310,000	1,101	1,094	7
New Zealand Dollar	Credit Suisse	09/05/2014	4,910,000	4,154	4,106	48
New Zealand Dollar	Credit Suisse	09/17/2014	7,323,000	6,215	6,116	99
New Zealand Dollar	Credit Suisse	12/17/2014	680,000	565	563	2
New Zealand Dollar	Royal Bank of Scotland PLC	09/17/2014	7,323,000	6,215	6,116	99
New Zealand Dollar	Royal Bank of Scotland PLC	12/17/2014	680,000	565	563	2
Norwegian Krone	Credit Suisse	09/17/2014	57,656,500	9,402	9,300	102
Norwegian Krone	Royal Bank of Scotland PLC	09/17/2014	60,755,500	9,905	9,800	105
Peruvian Nuevo Sol	Credit Suisse	09/17/2014	33,500	12	12	—
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	09/17/2014	33,500	12	12	—
Philippine Peso	Credit Suisse	09/17/2014	12,700,000	289	291	(2)
Philippine Peso	Royal Bank of Scotland PLC	09/17/2014	14,700,000	335	337	(2)
Polish Zloty	Credit Suisse	09/17/2014	2,122,000	677	662	15
Polish Zloty	Credit Suisse	12/17/2014	800,000	248	248	—
Polish Zloty	Royal Bank of Scotland PLC	09/17/2014	2,050,000	654	640	14
Polish Zloty	Royal Bank of Scotland PLC	12/17/2014	800,000	248	248	—
Russian Rouble	Credit Suisse	09/17/2014	135,266,000	3,752	3,641	111
Russian Rouble	Royal Bank of Scotland PLC	09/17/2014	136,000,000	3,774	3,661	113
Singapore Dollar	Credit Suisse	09/17/2014	8,315,000	6,619	6,658	(39)
Singapore Dollar	Credit Suisse	12/17/2014	290,000	232	232	—
Singapore Dollar	Royal Bank of Scotland PLC	09/17/2014	8,315,000	6,619	6,658	(39)
Singapore Dollar	Royal Bank of Scotland PLC	12/17/2014	290,000	232	232	—
South African Rand	Credit Suisse	09/11/2014	12,100,000	1,115	1,133	(18)
South African Rand	Credit Suisse	09/17/2014	12,648,000	1,170	1,184	(14)
South African Rand	Royal Bank of Scotland PLC	09/17/2014	11,600,000	1,073	1,086	(13)
South Korean Won	Credit Suisse	09/17/2014	3,429,802,000	3,335	3,379	(44)
South Korean Won	Royal Bank of Scotland PLC	09/17/2014	3,405,000,000	3,312	3,354	(42)
South Korean Won	Royal Bank of Scotland PLC	12/17/2014	410,000,000	401	402	(1)
Swedish Krona	Bank of New York Mellon	09/17/2014	33,035,000	4,917	4,727	190
Swedish Krona	Credit Suisse	09/17/2014	93,580,002	13,954	13,391	563
Swedish Krona	Merrill Lynch	09/25/2014	14,600,000	2,118	2,089	29
Swedish Krona	Royal Bank of Scotland PLC	09/17/2014	99,750,001	14,860	14,274	586
Swiss Franc	Bank of America NA	09/19/2014	37,065,217	41,273	40,385	888
Swiss Franc	Bank of New York Mellon	09/17/2014	5,360,000	5,964	5,840	124
Swiss Franc	Credit Suisse	09/11/2014	330,000	364	360	4
Swiss Franc	Credit Suisse	09/17/2014	4,533,500	5,036	4,939	97
Swiss Franc	Royal Bank of Scotland PLC	09/17/2014	5,309,500	5,901	5,785	116
Swiss Franc	Royal Bank of Scotland PLC	12/17/2014	393,692	440	430	10
Swiss Franc	UBS AG	11/13/2014	101,000	112	110	2
Thai Baht	Credit Suisse	09/17/2014	3,665,000	112	115	(3)
Thai Baht	Royal Bank of Scotland PLC	09/17/2014	3,665,000	112	115	(3)
Turkish Lira	Credit Suisse	09/08/2014	4,900,000	2,242	2,265	(23)
Turkish Lira	Credit Suisse	09/17/2014	5,756,000	2,660	2,655	5
Turkish Lira	Credit Suisse	12/17/2014	405,000	183	183	—
Turkish Lira	Royal Bank of Scotland PLC	09/17/2014	5,790,000	2,675	2,671	4
Turkish Lira	Royal Bank of Scotland PLC	12/17/2014	405,000	182	183	(1)
Total						$11,333

Amounts in thousands except contracts

See accompanying notes.

103

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; December 2014	Short	13	$3,542		$3,542	$—
3 Month Euro Swiss; March 2015	Short	6	1,634		1,635	(1)
90 Day Eurodollar; December 2014	Long	61	15,206		15,211	5
90 Day Eurodollar; December 2015	Short	2	495		495	—
90 Day Eurodollar; December 2015	Long	2,241	554,777		554,676	(101)
90 Day Eurodollar; June 2015	Long	51	12,680		12,681	1
90 Day Eurodollar; June 2016	Long	10	2,463		2,462	(1)
90 Day Eurodollar; March 2015	Long	8	1,994		1,993	(1)
90 Day Eurodollar; March 2016	Long	4	989		988	(1)
90 Day Eurodollar; March 2016	Long	174	42,960		42,961	1
90 Day Eurodollar; September 2015	Short	6	1,489		1,489	—
90 Day Short Sterling; December 2014	Long	48	9,887		9,891	4
90 Day Short Sterling; December 2015	Long	2	409		409	—
90 Day Short Sterling; December 2015	Long	82	16,762		16,771	9
90 Day Short Sterling; June 2015	Long	25	5,128		5,133	5
90 Day Short Sterling; June 2016	Long	7	1,427		1,427	—
90 Day Short Sterling; March 2015	Long	5	1,028		1,028	—
90 Day Short Sterling; March 2016	Long	4	817		817	—
90 Day Short Sterling; September 2015	Long	3	615		615	—
AEX Index; September 2014	Short	18	1,869		1,954	(85)
Australia 10 Year Bond; September 2014	Long	178	20,006		20,445	439
Australia 10 Year Bond; September 2014	Short	125	13,828		14,357	(529)
Australia 3 Year Bond; September 2014	Long	44	4,493		4,506	13
BIST 30 Index; October 2014	Short	44	203		202	1
CAC40 Index; September 2014	Short	55	3,052		3,165	(113)
CAC40 Index; September 2014	Short	47	2,593		2,705	(112)
Canada 10 Year Bond; December 2014	Long	227	28,494		28,671	177
Canadian Bank Acceptance; December 2014	Short	78	17,706		17,703	3
Canadian Bank Acceptance; June 2015	Short	82	18,598		18,601	(3)
Canadian Bank Acceptance; March 2015	Short	97	22,011		22,011	—
DAX Index; September 2014	Short	3	910		930	(20)
DAX Index; September 2014	Short	17	5,140		5,272	(132)
DJ Euro Stoxx 50; September 2014	Long	157	6,697		6,529	(168)
DJ Euro Stoxx 50; September 2014	Long	109	4,437		4,533	96
E-Mini DJIA Index; September 2014	Long	18	1,515		1,538	23
E-Mini DJIA Index; September 2014	Long	201	16,831		17,170	339
eMini MSCI Emerging Markets; September 2014	Short	145	7,545		7,872	(327)
Euribor; December 2014	Short	9	2,950		2,952	(2)
Euribor; December 2015	Long	1,272	416,892		417,212	320
Euribor; December 2015	Long	41	13,436		13,448	12
Euribor; June 2015	Long	1	328		328	—
Euribor; June 2016	Long	47	15,392		15,408	16
Euribor; March 2015	Short	13	4,262		4,265	(3)
Euribor; March 2016	Long	43	14,086		14,100	14
Euribor; September 2015	Long	35	11,473		11,482	9
Euro Bund 10 Year Bund Future; September 2014	Long	279	54,184		55,554	1,370
FTSE/MIB Index Future; September 2014	Long	10	1,352		1,343	(9)
FTSE100 Index; September 2014	Long	41	4,593		4,629	36
FTSE100 Index; September 2014	Long	55	6,195		6,210	15
Hang Seng Index; September 2014	Long	118	19,104		18,791	(313)
HSCEI China Index; September 2014	Short	3	213		212	1
IBEX 35 Index; September 2014	Long	11	1,505		1,546	41
Japan Topix Index; September 2014	Short	17	2,022		2,085	(63)
Japan Topix Index; September 2014	Long	141	17,081		17,292	211
Japan Topix Index; September 2014	Short	280	33,321		34,339	(1,018)
Japan Topix Index; September 2014	Long	13	1,582		1,594	12
KLCI Index; September 2014	Short	17	503		503	—
KOSPI 200 Index; September 2014	Short	9	1,186		1,179	7
Mex Bolsa Index Future; September 2014	Short	3	102		105	(3)
Mini Japan 10 Year Bond; September 2014	Short	152	21,296		21,360	(64)

See accompanying notes.

104

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Futures Contracts (continued)

										Unrealized
Type			Long/Short	Contracts		Notional Value		Fair Value		Appreciation/(Depreciation)
Mini Japan 10 Year Bond; September 2014			Long		218	$30,536			$30,635	$99
MSCI Singapore Index; September 2014			Long		2	122			121	(1)
MSCI Taiwan Index; September 2014			Long		7	240			241	1
Nasdaq 100 E-Mini; September 2014			Long		20	1,543			1,633	90
Nasdaq 100 E-Mini; September 2014			Long		174	13,635			14,205	570
Nikkei 225 Future; September 2014			Long		214	15,746			15,853	107
Russell 2000 Mini; September 2014			Long		7	811			821	10
Russell 2000 Mini; September 2014			Long		55	6,391			6,454	63
Russell 2000 Mini; September 2014			Short		103	12,077			12,086	(9)
S&P 500 Emini; September 2014			Long		138	13,471			13,810	339
S&P 500 Emini; September 2014			Short		153	15,087			15,311	(224)
S&P 500 Emini; September 2014			Short		860	82,944			86,060	(3,116)
S&P 500 Emini; September 2014			Short		138	13,662			13,810	(148)
S&P 500 Emini; September 2014			Short		268	25,810			26,819	(1,009)
S&P Mid 400 Emini; September 2014			Short		155	21,788			22,275	(487)
S&P Mid 400 Emini; September 2014			Long		10	1,407			1,437	30
S&P/TSE 60 Index; September 2014			Long		12	1,914			1,981	67
SET50 Index Future; September 2014			Short		21	129			137	(8)
SGX CNX Nifty Index; September 2014			Long		13	208			209	1
South Africa All Share Index; September 2014			Long		23	994			983	(11)
SPI 200 Index; September 2014			Long		3	389			393	4
UK 10 Year Gilt; December 2014			Long		75	14,033			14,137	104
US 10 Year Note; December 2014			Long		117	14,688			14,716	28
US 10 Year Note; December 2014			Short		123	15,428			15,471	(43)
US 10 Year Note; September 2014			Short		200	25,160			25,266	(106)
US 5 Year Note; December 2014			Short		70	8,300			8,319	(19)
US Long Bond; December 2014			Long		279	38,785			39,086	301
US Long Bond; December 2014			Short		29	4,034			4,063	(29)
US Long Bond; September 2014			Short		50	6,900			7,077	(177)
Total										$(3,462)

Amounts in thousands except contracts

Interest Rate Swaps
		(Pay)/
		Receive	Fixed			Notional		Upfront Premiums		Unrealized
Counterparty (Issuer)Floating Rate Index Floating Rate			Rate	Expiration Date		Amount Fair Value		Paid/(Received) Appreciation/(Depreciation)
Bank of America NABrazil Cetip		Pay	8.42%	01/02/2017	BRL	600	$(14)		$1	$(15)
	Interbank Deposit
Bank of America NABrazil Cetip		Pay	10.41%	01/02/2017		1,400	(4)		—	(4)
	Interbank Deposit
Bank of America NABrazil Cetip		Pay	8.60%	01/02/2017		100	(2)		—	(2)
	Interbank Deposit
Bank of America NABrazil Cetip		Pay	10.46%	01/02/2017		3,500	(9)		—	(9)
	Interbank Deposit
BNP Paribas	Brazil Cetip	Pay	8.49%	01/02/2017		100	(2)		—	(2)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.42%	01/02/2017		6,200	(151)		—	(151)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.60%	01/02/2017		1,000	(23)		(2)	(21)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	9.21%	01/02/2017		100	(2)		—	(2)
	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.30%	01/02/2017		200	(5)		—	(5)
Co	Interbank Deposit
Goldman Sachs &	MXN TIIE Banxico	Pay	6.77%	12/27/2023	MXN	46,000	224		(1)	225
Co
JP Morgan Chase	MXN TIIE Banxico	Pay	5.61%	07/07/2021		36,900	4		11	(7)
UBS AG	Brazil Cetip	Pay	8.59%	01/02/2017	BRL	1,000	(25)		—	(25)
	Interbank Deposit
UBS AG	Brazil Cetip	Pay	10.91%	01/02/2017		100	—		—	—
	Interbank Deposit
Total							$(9)		$9	$(18)

Amounts in thousands

See accompanying notes.

105

			Schedule of Investments
			Global Multi-Strategy Fund
			August 31, 2014

		Exchange Cleared Interest Rate Swaps
	(Pay)/
	Receive	Fixed		Notional
Floating Rate Index	Floating Rate	Rate	Expiration Date	Amount		Fair Value	Unrealized Appreciation/(Depreciation)
3 Month CAD Bank	Pay	3.30%	06/19/2024	CAD	1,200	$85	$55
Bill
3 Month CAD Bank	Pay	2.63%	09/16/2043		500	37	31
Bill
3 Month CAD Bank	Pay	3.75%	12/18/2028		1,500	159	129
Bill
3 Month CAD Bank	Receive	3.50%	06/20/2044		1,200	(108)	(82)
Bill
3 Month CAD Bank	Pay	2.00%	06/16/2016		3,000	30	31
Bill
3 Month LIBOR	Receive	2.00%	06/18/2019		$400	(5)	(3)
3 Month LIBOR	Receive	3.25%	06/18/2029		1,700	(93)	(119)
3 Month LIBOR	Pay	1.50%	03/18/2016		120,050	993	316
3 Month LIBOR	Receive	2.50%	12/17/2021		12,800	(193)	(140)
3 Month LIBOR	Receive	3.00%	12/17/2024		14,200	(516)	(20)
3 Month LIBOR	Receive	1.05%	07/17/2017		12,600	15	15
MXN TIIE Banxico	Pay	6.15%	06/07/2024	MXN	8,300	8	3

Total				$412			$216

Amounts in thousands

Interest Rate Swaptions
			Pay/
			Receive				Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums		Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received) Value			Appreciation/(Depreciation)
Put - 10 Year Interest	Bank of America NA	3 Month	Receive	3.04% 09/22/2014 $		6,600	$38		$—	$(38)
Rate Swap		LIBOR
Put - 30 Year Interest	Bank of America NA	3 Month	Receive	4.13% 10/16/2015		500	42		5	(37)
Rate Swap		LIBOR
Put - 30 Year Interest	Bank of America NA	3 Month	Receive	4.21% 04/26/2016		6,100	244		117	(127)
Rate Swap		LIBOR
Put - 30 Year Interest	Bank of America NA	3 Month	Receive	3.70% 09/21/2015		4,300	50		—	(50)
Rate Swap		LIBOR
Put - 30 Year Interest	Bank of America NA	3 Month	Receive	3.95% 05/12/2015		6,100	146		40	(106)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	3.85% 03/05/2015		2,000	99		9	(90)
Rate Swap		LIBOR
Put - 30 Year Interest	Goldman Sachs & Co	3 Month	Receive	4.13% 10/16/2015		500	43		6	(37)
Rate Swap		LIBOR
Put - 30 Year Interest	JP Morgan Chase	3 Month	Receive	3.85% 03/05/2015		4,000	190		18	(172)
Rate Swap		LIBOR
Total							$852		$195	$(657)

			Pay/
			Receive				Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums		Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received) Value			Appreciation/(Depreciation)
Call - 10 Year Interest Bank of America NA		3 Month	Receive	2.38% 09/15/2014 $		2,000	$(5	) $	(2)	$3
Rate Swap		LIBOR
Call - 10 Year Interest Goldman Sachs & Co		3 Month	Receive	2.45% 11/13/2014		7,200	(29)		(42)	(13)
Rate Swap		LIBOR
Call - 10 Year Interest Goldman Sachs & Co		3 Month	Receive	2.44% 12/22/2014		2,000	(10)		(14)	(4)
Rate Swap		LIBOR
Call - 5 Year Interest	JP Morgan Chase	3 Month	Receive	3.20% 11/18/2014		2,000	(6)		(7)	(1)
Rate Swap		LIBOR
Put - 10 Year Interest	Bank of America NA	3 Month	Receive	3.60% 05/12/2015		13,700	(146)		(46)	100
Rate Swap		LIBOR
Put - 10 Year Interest	Deutsche Bank AG	3 Month	Receive	3.39% 03/05/2015		4,200	(99)		(11)	88
Rate Swap		LIBOR

See accompanying notes.

106

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Interest Rate Swaptions (continued)
Pay/
Receive	Upfront
Written Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Put - 10 Year Interest	Goldman Sachs & Co	3 Month	Receive	2.91% 11/13/2014 $	7,200	$(37)	$(15	) $	22
Rate Swap	LIBOR
Put - 10 Year Interest	Goldman Sachs & Co	3 Month	Receive	2.96% 12/22/2014	2,000	(11)	(7)	4
Rate Swap	LIBOR
Put - 10 Year Interest	Goldman Sachs & Co	3 Month	Receive	2.95% 11/21/2014	2,000	(9)	(5)	4
Rate Swap	LIBOR
Put - 10 Year Interest	JP Morgan Chase	3 Month	Receive	3.39% 03/05/2015	4,200	(91)	(11)	80
Rate Swap	LIBOR
Put - 10 Year Interest	JP Morgan Chase	3 Month	Receive	3.40% 03/05/2015	4,200	(97)	(11)	86
Rate Swap	LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	3.00% 10/16/2015	2,000	(54)	(15)	39
Rate Swap	LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	4.00% 04/26/2016	24,200	(243)	(115)	128
Rate Swap	LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	3.00% 10/16/2015	1,900	(51)	(14)	37
Rate Swap	LIBOR
Total	$(888) $ (315) $	573

Amounts in thousands
Options

Upfront Premiums	Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - AstraZeneca PLC	$80.00	09/22/2014	89	$8	$7	$(1)
Call - Bank of America Corp	$17.00	10/20/2014	1,054	27	16	(11)
Call - Citigroup Inc	$55.00	10/18/2014	1,055	41	27	(14)
Call - Consumer Staples Select Sector	$46.00	09/22/2014	390	23	1	(22)
SPDR Fund
Call - EI du Pont de Nemours & Co	$65.00	10/20/2014	368	69	71	2
Call - iShares MSCI Germany ETF	$31.00	01/19/2015	1,189	68	50	(18)
Call - Rio Tinto PLC	$60.00	09/22/2014	533	57	3	(54)
Call - USD versus JPY	$104.75	11/06/2014	9,500,000	44	76	32
Call - Vale SA	$15.00	09/22/2014	388	19	1	(18)
Put - Allergan Inc/United States	$140.00	10/20/2014	240	71	24	(47)
Put - S&P 500 Index	$1,900.00	12/22/2014	605	2,731	1,715	(1,016)
Put - S&P 500 Index	$1,675.00	06/22/2015	465	3,376	1,524	(1,852)
Total	$6,534	$3,515	$(3,019)

Upfront Premiums	Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Allergan Inc	$160.00	09/22/2014	2	$(2	) $	(1)	$1
Call - Allergan Inc	$155.00	09/22/2014	2	(3)	(2)	1
Call - Brazil Ibovespa Index	BRL	60,000.00	10/15/2014	53	(36)	(77)	(41)
Call - Brazil Ibovespa Index	BRL	60,500.00	10/15/2014	26	(20)	(34)	(14)
Call - Euro-Bund Future	EUR	151.00	09/26/2014	8	(2)	(3)	(1)
Call - GBP versus USD	GBP	1.70	11/20/2014	1,700,000	(12)	(6)	6
Call - International Game Technology	$16.00	10/20/2014	109	(13)	(11)	2
Call - MICROS Systems Inc	$70.00	09/22/2014	21	—	—	—
Call - OmniVision Technologies Inc	$27.00	09/22/2014	64	(11)	(7)	4
Call - S&P 500 Index	$2,025.00	10/18/2014	10	(19)	(18)	1
Call - S&P 500 Index	$2,040.00	10/18/2014	10	(11)	(12)	(1)
Call - S&P 500 Index	$2,000.00	11/21/2014	2,058	(39)	(86)	(47)
Call - S&P 500 Index	$2,000.00	11/21/2014	1,029	(22)	(43)	(21)
Call - Time Warner Cable Inc	$130.00	01/20/2015	2	(2)	(4)	(2)
Call - USD versus BRL	$2.43	11/21/2014	600,000	(6)	(4)	2
Call - USD versus BRL	$2.46	11/10/2014	360,000	(4)	(1)	3
Call - USD versus BRL	$2.27	10/14/2014	1,000,000	(20)	(13)	7
Call - USD versus JPY	$105.00	11/14/2014	1,800,000	(8)	(14)	(6)
Call - USD versus KRW	$1,053.00	11/20/2014	700,000	(3)	(3)	—
Put - Euro-Bund Future	EUR	147.00	09/26/2014	8	(2)	(1)	1
Put - GBP versus USD	GBP	1.63	11/20/2014	1,700,000	(12)	(13)	(1)
Put - S&P 500 Index	$1,910.00	10/18/2014	10	(11)	(11)	—
Put - S&P 500 Index	$1,890.00	10/18/2014	10	(8)	(9)	(1)
Put - S&P 500 Index	$1,775.00	12/22/2014	510	(1,075)	(626)	449
Put - S&P 500 Index	$1,550.00	06/22/2015	370	(1,738)	(731)	1,007
Put - S&P 500 Index	$1,890.00	11/21/2014	2,058	(93)	(37)	56
Put - USD versus KRW	$1,006.00	11/20/2014	700,000	(4)	(5)	(1)
Total	$(3,176	) $	(1,772)	$1,404

Amounts in thousands except contracts

See accompanying notes.

107

			Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Credit Default Swaptions
									Upfront
Written Swaptions Counterparty			Buy/Sell	Exercise	Expiration		Notional		Premiums	Fair		Unrealized
Outstanding	(Issuer)	Reference Entity	Protection	Rate	Date		Amount		Paid/(Received)	Value		Appreciation/(Depreciation)
Put - 5 Year	Bank of America CDX.HY.22 5Y		Sell	99.00%	10/15/2014		$1,000		$(3)	$–		$3
Credit Default	NA
Swap
Put - 5 Year	BNP Paribas	CDX.HY.22 5Y	Sell	100.00% 09/17/2014			2,800		(8)	–		8
Credit Default
Swap
Put - 5 Year	BNP Paribas	CDX. IG.22 5Y	Sell	0.75%	09/18/2014		10,000		(25)	–		25
Credit Default
Swap
Put - 5 Year	BNP Paribas	CDX.ITRAXX.MAIN21.5Y	Sell	1.10%	09/18/2014	EUR	17,600		(61)	–		61
Credit Default
Swap
Put - 5 Year	Goldman Sachs & CDX.ITRAXX.MAIN21.5Y		Sell	1.10%	09/18/2014		5,900		(21)	–		21
Credit Default	Co
Swap
Put - 5 Year	Goldman Sachs & CDX.ITRAXX.MAIN21.5Y		Sell	0.80%	09/18/2014		3,500		(11)	–		11
Credit Default	Co
Swap
Put - 5 Year	Goldman Sachs & CDX.ITRAXX.MAIN21.5Y		Sell	0.95%	09/18/2014		10,100		(31)	(1)		30
Credit Default	Co
Swap
Put - 5 Year	Goldman Sachs & CDX.ITRAXX.MAIN21 5Y		Sell	0.85%	12/17/2014		6,000		(16)	(9)		7
Credit Default	Co
Swap
Put - 5 Year	Goldman Sachs & CDX.ITRAXX.MAIN21 5Y		Sell	0.95%	12/17/2014		1,900		(3)	(2)		1
Credit Default	Co
Swap
Put - 5 Year	JP Morgan Chase CDX.ITRAXX.MAIN21 5Y		Sell	0.95%	12/17/2014		1,500		(3)	(2)		1
Credit Default
Swap
Put - 5 Year	JP Morgan Chase CDX. IG.22 5Y		Sell	0.80%	11/19/2014		$3,700		(5)	(2)		3
Credit Default
Swap
Put - 5 Year	JP Morgan Chase CDX.ITRAXX.MAIN21.5Y		Sell	1.10%	09/18/2014	EUR	5,900		(22)	–		22
Credit Default
Swap
Put - 5 Year	JP Morgan Chase CDX. IG.22 5Y		Sell	0.85%	09/18/2014		$6,100		(17)	–		17
Credit Default
Swap
Put - 5 Year	JP Morgan Chase CDX. IG.22 5Y		Sell	0.90%	11/19/2014		4,200		(7)	(2)		5
Credit Default
Swap
Put - 5 Year	JP Morgan Chase CDX. IG.22 5Y		Sell	0.90%	12/17/2014		29,800		(49)	(18)		31
Credit Default
Swap
Total									$(282)	$(36	) $	246

Amounts in thousands

Purchased Forward Volatility Agreements

							Upfront
					Premiums							Unrealized
Description		Counterparty (Issuer)	Expiration Date Contracts Paid/(Received) Fair Value								Appreciation/(Depreciation)
Call & Put - USD Swaption Straddle on		Goldman Sachs & Co	10/27/2014		800,000		$92			$93		$1
the 30 Year Swap Rate, 1 Year Forward,
Strike determined on 10/24/2014
Total							$92			$93		$1

Amounts in thousands except contracts

Purchased Capped Option
							Upfront
	Counterparty	Strike		Expiration Notional			Premiums					Unrealized
Description	(Issuer)	Index	Exercise Index	Date	Amount Paid/(Received) Fair Value Appreciation/(Depreciation)
Floor - 3 Month LIBOR Goldman Sachs & $ 1.63			Max of $0 or (0-	08/16/2019				$ 39,800$	255	$252		$(3)
	Co		(Index Final/Index
			Initial -1))
Total									$255	$252		$(3)

See accompanying notes.

108

			Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Written Capped Option
					Upfront
	Counterparty	Strike		Expiration	Notional	Premiums		Unrealized
Description	(Issuer)	Index	Exercise Index	Date	Amount Paid/(Received) Fair Value Appreciation/(Depreciation)
Floor - 3 Month LIBOR	Goldman Sachs & $	1.00 Max of $0 or (0-		08/16/2019	$79,500	$(255)	$(246)	$9
	Co		(Index Final/Index
			Initial -1))
Total						$(255)	$(246)	$9

Amounts in thousands
Synthetic Futures

								Unrealized
Counterparty (Issuer)	Reference Entity				Expiration Date	Notional Value		Appreciation/(Depreciation)
Bank of America NA	Canada 10 Year Bond Future; December 2014				12/31/2014		$6,349	$51
Bank of America NA	Euro 30 Year Bond Future; September 2014				09/10/2014		1,083	104
Bank of America NA	Euro Bund 10 Year Bund Future; September 2014				09/10/2014		13,879	517
Bank of America NA	Euro-Bobl 5 Year Future; September 2014				09/10/2014		6,067	75
Bank of America NA	Euro-Schatz 2 Year Future; September 2014				09/10/2014		12,869	14
Bank of America NA	Hang Seng Index Future; September 2014				09/30/2014		1,455	(22)
Bank of America NA	Tel Aviv 25 Index Future; September 2014				09/26/2014		386	7
Bank of America NA	UK 10 Year Gilt Future; December 2014				12/31/2014		(3,355)	(26)
Bank of America NA	US 10 Year Note Future; December 2014				12/31/2014		16,446	32
Bank of America NA	US 2 Year Note Future; December 2014				01/06/2015		1,970	2
Bank of America NA	US 5 Year Note; December 2014				01/06/2015		1,896	5
Bank of America NA	US Long Bond Future; December 2014				12/31/2014		1,672	9
Bank of America NA	WIG 20 Index Future; September 2014				09/19/2014		(44)	(2)
Morgan Stanley	Bovespa Index Future; October 2014				10/16/2014		(136)	(2)
Morgan Stanley	HSCEI China Index Future; September 2014				09/30/2014		1,503	(20)
Morgan Stanley	MSCI Taiwan Index Future; September 2014				09/29/2014		513	3
Morgan Stanley	SGX CNX Nifty Index Future; September 2014				09/25/2014		(528)	(2)
Morgan Stanley	Swiss Market Index Future; September 2014				09/19/2014		(10,721)	(47)
Morgan Stanley	Taiwan TAIEX Index Future; September 2014				09/17/2014		428	13
Total								$711

Amounts in thousands
Total Return Equity Basket Swaps

								Unrealized
Counterparty	Fund Pays		Fund Receives		Expiration Date	Fair Value	Appreciation/(Depreciation)
Bank of America NA	Floating rate based on the Total return on a custom basket of long				08/15/2019		$(58)	$—
	Federal Funds Rate		and short securities traded in USD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of long		04/10/2015		428	10
	month LIBOR plus/less		and short securities traded in USD
	spread
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of long		01/22/2015		(285)	286
	week LIBOR plus/less		and short securities traded in GBP
	spread
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of long		08/20/2015		1,384	305
	week EUR LIBOR		and short French securities
	plus/less spread
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of long				10/16/2014		2,449	80
	Overnight RBA Cash Rate		and short securities traded in AUD
	plus/less spread
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of long		08/07/2015		9,473	347
	month LIBOR plus/less		and short securities traded in GBP
	spread
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of long		08/07/2015		1,607	299
	month LIBOR plus/less		and short securities traded in JPY
	spread
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of long		08/07/2015		(16,364)	(996)
	month Euribor plus/less		and short securities traded in EUR
	spread
Morgan Stanley	Floating rate based on the Total return on a custom basket of long				08/19/2016		1,870	(213)
	Bank of Japan Estimate		and short securities traded in JPY
	Unsecured Overnight Call
	Rate plus/less spread
Morgan Stanley	Floating rate based on 1		Total return on a custom basket of long		08/07/2015		(6,228)	(205)
	month LIBOR plus/less		and short securities traded in USD
	spread
Total							$(5,724)	$(87)

Amounts in thousands

See accompanying notes.

109

		Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Reverse Repurchase Agreements

Counterparty	Coupon Rate	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC	(0.10%)	11/13/2014	$3,245	$(3,245)
Barclays Bank PLC	(0.10%)	09/03/2014	4,648	(4,648)
Barclays Bank PLC	(0.10%)	11/13/2014	13,064	(13,064)
Barclays Bank PLC	(0.10%)	11/13/2014	2,925	(2,925)
Barclays Bank PLC	(0.10%)	09/25/2014	2,346	(2,346)
Barclays Bank PLC	(0.10%)	11/13/2014	4,971	(4,971)
Barclays Bank PLC	(0.18%)	09/25/2014	13,864	(13,867)
Barclays Bank PLC	(0.45%)	04/08/2044	3,944	(3,946)
Barclays Bank PLC	(0.18%)	09/03/2014	5,362	(5,363)
Barclays Bank PLC	(0.10%)	09/03/2014	4,296	(4,296)
Barclays Bank PLC	(0.65%)	05/24/2023	3,916	(3,918)
Barclays Bank PLC	(0.45%)	10/01/2022	4,806	(4,807)
Total				$(67,396)

Amounts in thousands

See accompanying notes.

110

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS - (16.56)%	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Advertising - (0.05)%					Banks (continued)
DKSH Holding AG	158		$12		Credit Suisse Group AG (a)	28,062		$792
Lamar Advertising Co	17,624		925		Cullen/Frost Bankers Inc	979		77
			$937		Deutsche Bank AG	4,569		157
					Fifth Third Bancorp	23,010		469
Aerospace & Defense - (0.07)%					First Horizon National Corp	25,200		306
B/E Aerospace Inc (a)	1,200		102		First Republic Bank/CA	1,900		93
Finmeccanica SpA (a)	25,006		234		FirstMerit Corp	3,901		67
MTU Aero Engines AG	355		31		Hancock Holding Co	2,500		83
Rockwell Collins Inc	4,700		362		KBC Groep NV (a)	1,091		62
TransDigm Group Inc	1,100		207		M&T Bank Corp	23,499		2,906
Triumph Group Inc	6,961		483		MB Financial Inc	2		—
			$1,419		Mediobanca SpA	8,000		70
Agriculture - (0.10)%					Northern Trust Corp	1,400		97
					Popular Inc (a)	400		12
Lorillard Inc	20,600		1,230
Philip Morris International Inc	2,583		221		Prosperity Bancshares Inc	1,500		91
Reynolds American Inc	5,311		311		Regions Financial Corp	66,555		676
					Signature Bank/New York NY (a)	199		24
Universal Corp/VA	500		26
			$1,788		State Street Corp	1,540		111
					SVB Financial Group (a)	6,081		677
Airlines - (0.07)%					Svenska Handelsbanken AB	2,961		139
American Airlines Group Inc	2,649		103		Synovus Financial Corp	15,485		374
Copa Holdings SA	800		99		TCF Financial Corp	5,533		87
International Consolidated Airlines Group SA	13,997		84		UBS AG (a)	22,967		412
(a)					Valley National Bancorp	16,200		162
JetBlue Airways Corp (a)	62,655		766		Webster Financial Corp	1,900		56
United Continental Holdings Inc (a)	3,300		157		Zions Bancorporation	34,630		1,010
			$1,209					$11,180

Apparel - (0.30)%					Beverages - (0.17)%
Adidas AG	2,033		153		Anheuser-Busch InBev NV	685		76
Carter's Inc	300		25		Coca-Cola Co/The	1,027		43
Deckers Outdoor Corp (a)	660		61		Constellation Brands Inc (a)	8,766		763
Michael Kors Holdings Ltd (a)	3,430		275		Davide Campari-Milano SpA	3,963		31
Nike Inc	12,581		988		Heineken NV	93		7
Perry Ellis International Inc (a)	11,410		229		Keurig Green Mountain Inc	8,962		1,195
Ralph Lauren Corp	2,001		338		Molson Coors Brewing Co	16,600		1,228
Tod's SpA	547		61		Monster Beverage Corp (a)	162		14
Under Armour Inc (a)	38,013		2,599					$3,357
VF Corp	14,240		913
			$5,642		Biotechnology - (0.46)%
					Acorda Therapeutics Inc (a)	1,598		52
Automobile Manufacturers - (0.16)%					Alexion Pharmaceuticals Inc (a)	1,220		206
Bayerische Motoren Werke AG	2,225		260		BioMarin Pharmaceutical Inc (a)	7,000		499
Daimler AG	1,419		116		Cubist Pharmaceuticals Inc (a)	12,510		864
Fiat SpA (a)	29,818		292		Exelixis Inc (a)	14,588		60
Ford Motor Co	7,800		136		Gilead Sciences Inc (a)	1,535		165
Navistar International Corp (a)	22,317		842		Illumina Inc (a)	688		123
PACCAR Inc	200		13		Incyte Corp (a)	2,658		144
Tesla Motors Inc (a)	3,152		850		Ligand Pharmaceuticals Inc (a)	3,730		194
Volvo AB - B Shares	37,925		453		Medicines Co/The (a)	25,480		653
			$2,962		Momenta Pharmaceuticals Inc (a)	104,293		1,230
					Myriad Genetics Inc (a)	1,957		71
Automobile Parts & Equipment - (0.08)%					Regeneron Pharmaceuticals Inc (a)	8,789		3,080
Allison Transmission Holdings Inc	4,900		150		Seattle Genetics Inc (a)	1,141		50
BorgWarner Inc	16,191		1,007		Vertex Pharmaceuticals Inc (a)	13,600		1,273
Nokian Renkaat OYJ	12,067		386					$8,664
			$1,543
					Building Materials - (0.19)%
Banks - (0.60)%					Eagle Materials Inc	10,570		1,077
Banco Bilbao Vizcaya Argentaria SA	15,275		185		Fortune Brands Home & Security Inc	7,514		325
Banco de Sabadell SA	85,848		270		Holcim Ltd (a)	10,725		854
Banco Popular Espanol SA	27,959		175		Louisiana-Pacific Corp (a)	10,515		150
Banco Santander SA	22,496		224		Martin Marietta Materials Inc	2,364		309
Bank of Hawaii Corp	1,300		75		Owens Corning Inc	11,700		421
Bankia SA (a)	26,608		51
					PGT Inc (a)	25,050		262
BankUnited Inc	100		3		USG Corp (a)	9,353		271
CIT Group Inc	2,400		115					$3,669
Citigroup Inc	8,790		454
City National Corp/CA	500		38		Chemicals - (0.52)%
Comerica Inc	6,050		305		Air Products & Chemicals Inc	17,369		2,314
Commerce Bancshares Inc/MO	2,600		120		Airgas Inc	500		55
Commerzbank AG (a)	10,239		155		Albemarle Corp	7,896		502

See accompanying notes.

111

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Chemicals (continued)					Computers (continued)
BASF SE	2,767		$285		Stratasys Ltd (a)	8,063		$967
CF Industries Holdings Inc	740		191		Teradata Corp (a)	3,439		157
Clariant AG (a)	12,413		219					$3,239
Eastman Chemical Co	3,476		287
Ecolab Inc	3,044		350		Consumer Products - (0.05)%
EI du Pont de Nemours & Co	481		32		Church & Dwight Co Inc	6,010		410
FMC Corp	2,100		139		Clorox Co/The	4,780		424
Huntsman Corp	680		18		Scotts Miracle-Gro Co/The	300		17
Intrepid Potash Inc (a)	5,465		84		Tupperware Brands Corp	800		58
K+S AG	17,015		529					$909
Monsanto Co	1,900		220		Cosmetics & Personal Care - (0.05)%
Mosaic Co/The	6,800		325		Avon Products Inc	8,799		124
NewMarket Corp	200		81		Coty Inc	6,200		107
Novozymes A/S	5,106		237		Estee Lauder Cos Inc/The	5,932		455
OCI (a)	7,398		247		Procter & Gamble Co/The	2,100		174
Olin Corp	1,200		33					$860
Platform Specialty Products Corp (a)	1,933		53
PolyOne Corp	1,000		39		Distribution & Wholesale - (0.18)%
PPG Industries Inc	2,050		422		Fastenal Co	24,885		1,127
Praxair Inc	300		39		Genuine Parts Co	2,510		220
Sigma-Aldrich Corp	21,099		2,194		LKQ Corp (a)	1,800		51
Syngenta AG	1,398		502		Owens & Minor Inc	3,200		110
Wacker Chemie AG	3,349		399		Watsco Inc	1,100		102
			$9,796		WESCO International Inc (a)	2,962		249
					WW Grainger Inc	6,182		1,522
Coal - (0.03)%								$3,381
Alpha Natural Resources Inc (a)	15,694		62
Consol Energy Inc	12,188		491		Diversified Financial Services - (0.24)%
Peabody Energy Corp	2,800		44		Air Lease Corp	1,800		68
			$597		Charles Schwab Corp/The	45,861		1,307
					Deutsche Boerse AG	379		27
Commercial Services - (0.44)%					E*Trade Financial Corp (a)	4,340		97
Abertis Infraestructuras SA	7,770		164		Element Financial Corp (a)	9,832		128
ADT Corp/The	14,300		527		Federated Investors Inc	15,000		460
Alliance Data Systems Corp (a)	1,969		521		Franklin Resources Inc	703		40
Avis Budget Group Inc (a)	3,800		256		Invesco Ltd	638		26
Cintas Corp	8,250		546		Janus Capital Group Inc	18,700		227
CoStar Group Inc (a)	334		48		Julius Baer Group Ltd (a)	15,009		683
Deluxe Corp	1,300		77		Legg Mason Inc	2,715		134
DeVry Education Group Inc	2,646		114		Navient Corp	8,020		144
FTI Consulting Inc (a)	6,200		230		Ocwen Financial Corp (a)	7,100		198
Gartner Inc (a)	12,580		938		T Rowe Price Group Inc	11,137		902
Genpact Ltd (a)	2,400		42		Visa Inc	195		41
Global Payments Inc	2,765		201					$4,482
Heartland Payment Systems Inc	4,180		199
HMS Holdings Corp (a)	10,233		234		Electric - (0.80)%
Moody's Corp	8,013		750		A2A SpA	73,034		80
Quanta Services Inc (a)	20,370		740		Alliant Energy Corp	3,990		233
Rent-A-Center Inc/TX	8,347		233		Black Hills Corp	3,200		172
RR Donnelley & Sons Co	2,200		39		Calpine Corp (a)	2,961		70
Service Corp International/US	4,700		104		Consolidated Edison Inc	43,260		2,504
SGS SA	36		80		Dominion Resources Inc/VA	4,466		314
Sotheby's	9,867		403		Edison International	4,394		260
United Rentals Inc (a)	4,600		541		Exelon Corp	6,606		221
Vantiv Inc (a)	3,900		122		FirstEnergy Corp	3,400		117
Western Union Co/The	47,950		838		Great Plains Energy Inc	1,900		49
Wirecard AG	3,435		129		IDACORP Inc	200		11
			$8,076		Integrys Energy Group Inc	41,560		2,822
					ITC Holdings Corp	1,600		60
Computers - (0.17)%					NextEra Energy Inc	33,729		3,321
Accenture PLC - Class A	101		8		Northeast Utilities	700		32
Cadence Design Systems Inc (a)	16,000		282		NRG Energy Inc	9,000		277
Diebold Inc	4,066		155		NRG Yield Inc	8,034		437
Gemalto NV	670		66		OGE Energy Corp	10,104		379
IHS Inc (a)	300		43		PPL Corp	31,105		1,077
International Business Machines Corp	457		88		RWE AG	3,524		138
j2 Global Inc	4,276		228		SCANA Corp	22,649		1,176
Lexmark International Inc	400		20		Southern Co/The	2,304		102
Mentor Graphics Corp	3,400		74		Westar Energy Inc	17,860		660
NCR Corp (a)	9,203		314		Wisconsin Energy Corp	12,142		550
SanDisk Corp	7,453		730					$15,062
Seagate Technology PLC	1,700		107

See accompanying notes.

112

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Electrical Components & Equipment - (0.12)%				Food (continued)
Acuity Brands Inc	399	$49		Kraft Foods Group Inc	2,100	$124
AMETEK Inc	3,700	196		Marine Harvest ASA	9,406	128
Energizer Holdings Inc	2,608	317		McCormick & Co Inc/MD	2,000	139
General Cable Corp	4,111	88		Metro AG (a)	3,958	140
Hubbell Inc	3,470	419		Pinnacle Foods Inc	200	7
SunPower Corp (a)	25,666	981		Post Holdings Inc (a)	8,588	318
		$2,050		Suedzucker AG	12,867	222
				SUPERVALU Inc (a)	1,600	15
Electronics - (0.31)%				Sysco Corp	6,743	255
Allegion PLC	400	20		United Natural Foods Inc (a)	2,700	174
Amphenol Corp	6,819	702		WhiteWave Foods Co/The (a)	43,640	1,528
Avnet Inc	15,920	709				$5,235
Bel Fuse Inc	4,490	106
Electro Scientific Industries Inc	18,640	138		Forest Products & Paper - (0.04)%
FEI Co	200	17		International Paper Co	2,900	140
FLIR Systems Inc	10,500	355		KapStone Paper and Packaging Corp (a)	5,460	168
Garmin Ltd	2,600	141		MeadWestvaco Corp	8,510	366
Gentex Corp/MI	7,700	227				$674
Knowles Corp (a)	6,100	201
Mettler-Toledo International Inc (a)	700	189		Gas - (0.03)%
National Instruments Corp	900	30		Sempra Energy	5,230	554
Sensata Technologies Holding NV (a)	5,600	276
Trimble Navigation Ltd (a)	41,775	1,389		Hand & Machine Tools - (0.18)%
Tyco International Ltd	14,740	658		Franklin Electric Co Inc	5,660	215
Waters Corp (a)	1,700	176		Kennametal Inc	4,200	188
Woodward Inc	1,876	98		Lincoln Electric Holdings Inc	19,686	1,400
		$5,432		Sandvik AB	50,028	624
				Schindler Holding AG - PC	158	23
Energy - Alternate Sources - (0.02)%				Snap-on Inc	5,827	728
Enel Green Power SpA	13,638	38
Vestas Wind Systems A/S (a)	6,492	275		Stanley Black & Decker Inc	1,600	146
		$313				$3,324
Engineering & Construction - (0.07)%				Healthcare - Products - (0.59)%
AECOM Technology Corp (a)	12,553	475		Abaxis Inc	9,320	445
				Align Technology Inc (a)	940	51
Aker Solutions ASA	7,820	119
Chicago Bridge & Iron Co NV ADR	1,200	76		Baxter International Inc	4,300	322
				Cooper Cos Inc/The	9,084	1,481
Fraport AG Frankfurt Airport Services	2,115	144		Cynosure Inc (a)	11,001	248
Worldwide
Jacobs Engineering Group Inc (a)	2,199	119		DENTSPLY International Inc	27,368	1,305
				Elekta AB	37,961	434
Obrascon Huarte Lain SA	10,099	370		Getinge AB	3,277	86
YIT OYJ	8,111	75		Haemonetics Corp (a)	26,370	941
		$1,378		Henry Schein Inc (a)	6,280	752
Entertainment - (0.08)%				Hologic Inc (a)	12,900	321
Dolby Laboratories Inc (a)	2,189	102		Hospira Inc	6,100	328
DreamWorks Animation SKG Inc (a)	12,302	268		IDEXX Laboratories Inc (a)	2,660	330
GTECH SpA	3,508	84		Intuitive Surgical Inc (a)	2,554	1,200
Lions Gate Entertainment Corp	19,367	628		Luxottica Group SpA	1,123	60
Multimedia Games Holding Co Inc (a)	9,020	251		Medtronic Inc	27,650	1,765
Regal Entertainment Group	300	6		Patterson Cos Inc	1,600	65
Six Flags Entertainment Corp	2,500	91		QIAGEN NV (a)	4,484	108
		$1,430		Sirona Dental Systems Inc (a)	1,100	90
				Sonova Holding AG	613	98
Environmental Control - (0.05)%				St Jude Medical Inc	400	26
Clean Harbors Inc (a)	9,254	560
				STERIS Corp	300	17
Covanta Holding Corp	5,100	107		Techne Corp	100	10
Republic Services Inc	450	18		Varian Medical Systems Inc (a)	6,687	568
Stericycle Inc (a)	1,600	190		William Demant Holding A/S (a)	1,214	94
		$875				$11,145

Food - (0.29)%				Healthcare - Services - (0.19)%
Annie's Inc (a)	5,710	182		Brookdale Senior Living Inc (a)	5,800	203
Barry Callebaut AG (a)	33	41		Community Health Systems Inc (a)	7,282	395
Campbell Soup Co	4,400	197		Fresenius Medical Care AG & Co KGaA	3,214	226
ConAgra Foods Inc	2,540	82		Humana Inc	1,300	167
Dean Foods Co	39,006	631		Laboratory Corp of America Holdings (a)	3,500	375
Flowers Foods Inc	9,000	176		LifePoint Hospitals Inc (a)	600	45
General Mills Inc	1,000	53		Mednax Inc (a)	12,208	699
Hain Celestial Group Inc (a)	700	69
				Quest Diagnostics Inc	5,500	348
Hershey Co/The	2,530	231		Tenet Healthcare Corp (a)	17,393	1,064
Hormel Foods Corp	9,349	474		WellCare Health Plans Inc (a)	1,228	81
Kellogg Co	760	49				$3,603

See accompanying notes.

113

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Holding Companies - Diversified - (0.03)%				Internet (continued)
Leucadia National Corp	21,794	$543		Yahoo! Inc (a)	19,900	$767
				Yelp Inc (a)	7,184	592
				Zillow Inc (a)	3,201	459
Home Builders - (0.22)%				Zynga Inc (a)	25,032	72
DR Horton Inc	12,850	279
KB Home	11,500	204				$15,853
Lennar Corp	13,493	529		Investment Companies - 0.00%
M/I Homes Inc (a)	14,830	337		Ares Capital Corp	379	6
MDC Holdings Inc	5,000	145		Prospect Capital Corp	766	8
Pulte Group Inc	36,740	706				$14
Standard Pacific Corp (a)	25,620	214
Taylor Morrison Home Corp (a)	1,500	30		Iron & Steel - (0.13)%
Thor Industries Inc	1,100	59		Allegheny Technologies Inc	3,600	152
Toll Brothers Inc (a)	44,280	1,576		ArcelorMittal	60,655	882
		$4,079		Carpenter Technology Corp	1,500	82
				Nucor Corp	5,600	304
Home Furnishings - (0.02)%				Reliance Steel & Aluminum Co	8,485	594
iRobot Corp (a)	4,670	151		SSAB AB - A Shares (a)	18,920	175
Tempur Sealy International Inc (a)	2,900	170		ThyssenKrupp AG (a)	11,395	317
		$321				$2,506

Insurance - (0.87)%				Leisure Products & Services - (0.11)%
Aflac Inc	3,324	204		Arctic Cat Inc	6,180	229
Allianz SE	824	141		Brunswick Corp/DE	1,400	60
American Financial Group Inc/OH	31,210	1,872		Carnival Corp	6,220	236
American International Group Inc	48,205	2,703		Harley-Davidson Inc	800	51
Arch Capital Group Ltd (a)	3,300	183		Life Time Fitness Inc (a)	7,200	332
Arthur J Gallagher & Co	39,440	1,863		Polaris Industries Inc	9,189	1,336
Assicurazioni Generali SpA	11,310	232				$2,244
Assured Guaranty Ltd	12,800	309
Berkshire Hathaway Inc - Class B (a)	2,830	388		Lodging - (0.01)%
				Hyatt Hotels Corp (a)	100	6
Cincinnati Financial Corp	5,294	254
eHealth Inc (a)	15,260	374		Las Vegas Sands Corp	640	42
Endurance Specialty Holdings Ltd	3,941	229		Marriott International Inc/DE	2,083	145
Everest Re Group Ltd	3,680	603		Starwood Hotels & Resorts Worldwide Inc	100	8
First American Financial Corp	1,500	43				$201
Genworth Financial Inc (a)	34,450	489
				Machinery - Construction & Mining - (0.03)%
HCC Insurance Holdings Inc	17,350	870		Atlas Copco AB - A Shares	10,818	316
Helvetia Holding AG	516	257		Caterpillar Inc	75	8
Lincoln National Corp	24,930	1,372		Joy Global Inc	2,129	134
Mapfre SA	63,196	237		Terex Corp	200	8
Markel Corp (a)	200	132
MGIC Investment Corp (a)	47,007	396				$466
Old Republic International Corp	1,800	27		Machinery - Diversified - (0.33)%
Progressive Corp/The	15,000	375		AGCO Corp	7,360	359
Radian Group Inc	79,251	1,154		Babcock & Wilcox Co/The	4,100	119
StanCorp Financial Group Inc	1,300	85		CNH Industrial NV	24,209	211
Torchmark Corp	500	27		Flowserve Corp	700	53
Tryg A/S	93	9		FLSmidth & Co A/S	7,074	379
UnipolSai SpA	31,450	99		Graco Inc	1,000	77
Unum Group	17,610	639		Hexagon AB	9,142	300
Validus Holdings Ltd	1,100	43		Kone OYJ	6,281	266
WR Berkley Corp	699	34		MAN SE	1,105	131
XL Group PLC	15,470	529		Manitowoc Co Inc/The	5,307	156
Zurich Insurance Group AG (a)	54	16		Middleby Corp/The (a)	300	26
		$16,188		Nordson Corp	7,890	640
				Roper Industries Inc	565	85
Internet - (0.85)%				Wabtec Corp/DE	40,650	3,389
AOL Inc (a)	7,827	338
Conversant Inc (a)	3,500	96		Xylem Inc/NY	2,600	97
Equinix Inc (a)	28,111	6,136		Zardoya Otis SA	3,689	53
F5 Networks Inc (a)	5,100	633				$6,341
Facebook Inc (a)	3,470	260		Media - (0.46)%
HomeAway Inc (a)	12,731	423		AMC Networks Inc (a)	4,523	283
LinkedIn Corp (a)	2,800	632		Cablevision Systems Corp	11,800	218
Netflix Inc (a)	1,848	883		CBS Corp	6,945	412
Rackspace Hosting Inc (a)	1,744	60		Charter Communications Inc (a)	1,557	244
Stamps.com Inc (a)	9,558	322		Comcast Corp - Class A	48,116	2,633
TIBCO Software Inc (a)	6,050	126		Discovery Communications Inc - A Shares (a)	5,282	231
TripAdvisor Inc (a)	3,100	307		EW Scripps Co/The (a)	7,786	148
VeriSign Inc (a)	64,373	3,674		FactSet Research Systems Inc	278	35
XO Group Inc (a)	6,230	73		Liberty Global PLC - A Shares (a)	19,133	836

See accompanying notes.

114

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Media (continued)				Oil & Gas (continued)
Liberty Global PLC - C Shares (a)	20,072	$842		Rosetta Resources Inc (a)	10,638	$532
Mediaset Espana Comunicacion SA (a)	12,760	146		Rowan Cos PLC	5,300	161
Mediaset SpA (a)	82,809	343		Seadrill Ltd	8,100	302
Modern Times Group AB	1,511	57		Seadrill Ltd	11,677	430
Nielsen NV	9,941	467		Southwestern Energy Co (a)	2,500	103
Schibsted ASA	1,585	81		Swift Energy Co (a)	17,260	196
Scripps Networks Interactive Inc	1,399	111		Synergy Resources Corp (a)	28,860	388
Sirius XM Holdings Inc (a)	79,626	289		Tesoro Corp	1,600	104
Twenty-First Century Fox Inc - A Shares	36,780	1,303		Transocean Ltd	8,485	327
		$8,679		Transocean Ltd	2,900	112
				Ultra Petroleum Corp (a)	20,970	556
Metal Fabrication & Hardware - (0.08)%				Whiting Petroleum Corp (a)	6,858	635
Assa Abloy AB	3,424	173				$20,610
Precision Castparts Corp	371	91
SKF AB	2,573	60		Oil & Gas Services - (0.36)%
Tenaris SA	20,304	449		Cameron International Corp (a)	619	46
Timken Co/The	19,590	887		CARBO Ceramics Inc	2,800	301
		$1,660		Core Laboratories NV	1,700	269
				Dresser-Rand Group Inc (a)	22,250	1,542
Mining - (0.11)%				Flotek Industries Inc (a)	33,500	931
Alcoa Inc	3,500	58		FMC Technologies Inc (a)	4,027	249
Compass Minerals International Inc	1,500	134		Fugro NV	9,128	331
Freeport-McMoRan Inc	37,020	1,346		Hornbeck Offshore Services Inc (a)	20,980	916
Newmont Mining Corp	11,150	302		McDermott International Inc (a)	3,765	27
Norsk Hydro ASA	3,619	22		MRC Global Inc (a)	100	3
Stillwater Mining Co (a)	7,229	134
				National Oilwell Varco Inc	6,620	572
		$1,996		SBM Offshore NV (a)	37,810	579
Miscellaneous Manufacturing - (0.14)%				SEACOR Holdings Inc (a)	6,460	527
Alfa Laval AB	1,528	35		TGS Nopec Geophysical Co ASA	10,189	288
AZZ Inc	11,256	522		Weatherford International PLC (a)	6,326	150
CLARCOR Inc	900	57				$6,731
Colfax Corp (a)	2,073	132
				Packaging & Containers - (0.03)%
Danaher Corp	400	31		Bemis Co Inc	2,300	94
Donaldson Co Inc	9,610	402		Packaging Corp of America	200	14
Hexcel Corp (a)	5,800	239
				Rock-Tenn Co	6,480	318
Leggett & Platt Inc	4,600	161		Sealed Air Corp	2,500	90
LSB Industries Inc (a)	6,120	245
Lydall Inc (a)	7,220	200		Silgan Holdings Inc	800	40
				Sonoco Products Co	100	4
Myers Industries Inc	13,010	256				$560
Pall Corp	600	51
Siemens AG	1,423	178		Pharmaceuticals - (0.38)%
Textron Inc	4,722	179		AbbVie Inc	27,736	1,533
		$2,688		AmerisourceBergen Corp	1,483	115
				Catamaran Corp (a)	1,007	47
Office & Business Equipment - (0.01)%				Eli Lilly & Co	15,580	990
Pitney Bowes Inc	7,900	214		Endo International PLC (a)	1,001	64
				Grifols SA	6,385	297
Oil & Gas - (1.10)%				H Lundbeck A/S	5,160	109
Apache Corp	17,740	1,807		Herbalife Ltd	103	5
Atwood Oceanics Inc (a)	5,900	291		Jazz Pharmaceuticals PLC (a)	2,395	390
Bill Barrett Corp (a)	21,200	483		Mallinckrodt PLC (a)	503	41
Cabot Oil & Gas Corp	42,743	1,434		Mead Johnson Nutrition Co	8,129	777
Cheniere Energy Inc (a)	7,983	641		Mylan Inc/PA (a)	7,367	358
Chesapeake Energy Corp	2,700	73		Novo Nordisk A/S	958	44
Concho Resources Inc (a)	1,900	270		Omnicare Inc	717	46
Denbury Resources Inc	10,800	186		Perrigo Co PLC	2,800	417
Ensco PLC	9,300	469		Pharmacyclics Inc (a)	3,700	460
EQT Corp	1,161	115		Quintiles Transnational Holdings Inc (a)	400	22
Exxon Mobil Corp	240	24		Sagent Pharmaceuticals Inc (a)	14,790	411
Gulfport Energy Corp (a)	26,606	1,556		Salix Pharmaceuticals Ltd (a)	3,345	532
Helmerich & Payne Inc	5,765	606		Stada Arzneimittel AG	2,817	113
HollyFrontier Corp	6,000	300		UCB SA	1,121	109
Laredo Petroleum Inc (a)	7,300	173		Valeant Pharmaceuticals International Inc (a)	1,140	134
Newfield Exploration Co (a)	12,450	558		VCA Inc (a)	3,500	143
Noble Corp PLC	47,990	1,366		Zoetis Inc	2,675	95
Noble Energy Inc	2,870	207				$7,252
Oasis Petroleum Inc (a)	9,300	458
PBF Energy Inc	3,500	99		Pipelines - (0.37)%
Pioneer Natural Resources Co	5,140	1,072		Kinder Morgan Inc/DE	5,546	223
				ONEOK Inc	13,330	936
QEP Resources Inc	43,750	1,557		Spectra Energy Corp	59,030	2,459
Range Resources Corp	38,421	3,019

See accompanying notes.

115

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Pipelines (continued)				Retail (continued)
Williams Cos Inc/The	56,510	$3,359		Ross Stores Inc	6,659	$502
		$6,977		Sally Beauty Holdings Inc (a)	5,400	151
				Salvatore Ferragamo SpA	10,243	302
Real Estate - (0.03)%				Signet Jewelers Ltd	7,168	845
Forest City Enterprises Inc (a)	27,000	562
				Staples Inc	22,111	258
				Starbucks Corp	6,438	501
REITS - (0.66)%				Swatch Group AG/The - BR	1,335	725
American Realty Capital Properties Inc	2,889	38		Target Corp	6,735	405
Annaly Capital Management Inc	185	2		Tiffany & Co	6,799	686
AvalonBay Communities Inc	9,075	1,399		Tractor Supply Co	3,767	252
Camden Property Trust	2,710	203		Tuesday Morning Corp (a)	12,860	226
Duke Realty Corp	55,743	1,037		Urban Outfitters Inc (a)	6,067	241
Essex Property Trust Inc	2	—		Walgreen Co	16,000	968
Extra Space Storage Inc	9,030	476		Wal-Mart Stores Inc	1,200	91
Health Care REIT Inc	24,927	1,685		Wendy's Co/The	5,097	41
Iron Mountain Inc	31,570	1,136		Williams-Sonoma Inc	8,929	587
Klepierre	6,840	326		World Duty Free SpA (a)	7,941	91
Macerich Co/The	13,176	860		Yum! Brands Inc	600	43
National Retail Properties Inc	7,198	267				$20,875
Realty Income Corp	22,866	1,023
Ryman Hospitality Properties Inc	9,444	470		Savings & Loans - (0.01)%
Sabra Health Care REIT Inc	29,110	829		First Niagara Financial Group Inc	3,600	31
				New York Community Bancorp Inc	4,400	70
SL Green Realty Corp	3,690	404		People's United Financial Inc	3,200	48
Spirit Realty Capital Inc	1	—
Taubman Centers Inc	10,107	770				$149
UDR Inc	24,200	724		Semiconductors - (0.91)%
Ventas Inc	13,445	884		Advanced Micro Devices Inc (a)	18,983	79
		$12,533		Aixtron SE (a)	16,364	215
				Altera Corp	8,000	283
Retail - (1.10)%				Analog Devices Inc	23,200	1,186
Abercrombie & Fitch Co	9,800	410
American Eagle Outfitters Inc	30,400	428		Applied Materials Inc	83,370	1,926
Ascena Retail Group Inc (a)	1,400	24		ASML Holding NV	8,296	796
AutoNation Inc (a)	1,500	81		Avago Technologies Ltd	100	8
				Cree Inc (a)	17,766	809
Bed Bath & Beyond Inc (a)	2,400	154
				Cypress Semiconductor Corp (a)	44,211	488
BJ's Restaurants Inc (a)	4,770	178
				Exar Corp (a)	53,880	537
Bob Evans Farms Inc	3,250	141		First Solar Inc (a)	10,330	720
Brinker International Inc	300	15		Freescale Semiconductor Ltd (a)	7,209	152
Cabela's Inc (a)	21,397	1,306
CarMax Inc (a)	21,146	1,108		Infineon Technologies AG	4,964	58
				IPG Photonics Corp (a)	4,387	301
Cheesecake Factory Inc/The	600	27
Chipotle Mexican Grill Inc (a)	2,310	1,568		KLA-Tencor Corp	15,504	1,185
Cie Financiere Richemont SA	2,591	247		Lam Research Corp	5,976	430
Coach Inc	28,394	1,046		Linear Technology Corp	17,841	805
Copart Inc (a)	8,340	287		Micrel Inc	11,060	139
				Microchip Technology Inc	1,190	58
Costco Wholesale Corp	2,100	254		Micron Technology Inc (a)	50,624	1,650
CST Brands Inc	200	7		ON Semiconductor Corp (a)	500	5
Darden Restaurants Inc	6,399	303
Dollar Tree Inc (a)	11,511	617		Qualcomm Inc	279	21
				Silicon Laboratories Inc (a)	1,300	59
Dufry AG (a)	240	41
				SunEdison Inc (a)	152,039	3,350
Dunkin' Brands Group Inc	900	39		Teradyne Inc	15,900	327
Family Dollar Stores Inc	8,350	667		Ultratech Inc (a)	18,980	491
Foot Locker Inc	7,286	409		Veeco Instruments Inc (a)	27,420	970
GameStop Corp	3,671	155
GNC Holdings Inc	1,774	67				$17,048
HSN Inc	400	24		Software - (0.82)%
Inditex SA	9,645	279		ACI Worldwide Inc (a)	4,800	93
JC Penney Co Inc (a)	22,279	241		Adobe Systems Inc (a)	404	29
Kate Spade & Co (a)	27,670	895		Advent Software Inc	359	11
Kohl's Corp	3,800	223		Akamai Technologies Inc (a)	9,660	584
L Brands Inc	4,486	286		ANSYS Inc (a)	4,908	399
Lululemon Athletica Inc (a)	2,792	112		athenahealth Inc (a)	100	14
Lumber Liquidators Holdings Inc (a)	8,340	477		Autodesk Inc (a)	8,100	435
MarineMax Inc (a)	15,100	261		Cerner Corp (a)	47,422	2,735
McDonald's Corp	322	30		Citrix Systems Inc (a)	822	58
MSC Industrial Direct Co Inc	10,920	984		CommVault Systems Inc (a)	1,151	64
Nordstrom Inc	1,636	113		Concur Technologies Inc (a)	7,800	783
Nu Skin Enterprises Inc	4,587	205		Dun & Bradstreet Corp/The	1,000	117
Office Depot Inc (a)	12,962	67		Interactive Intelligence Group Inc (a)	29,690	1,271
Panera Bread Co (a)	1,000	150		Medidata Solutions Inc (a)	61,290	2,852
Penske Automotive Group Inc	700	34		NetSuite Inc (a)	6,707	588

See accompanying notes.

116

Schedule of Investments
Global Multi-Strategy Fund
August 31, 2014

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)		COMMON STOCKS (continued)		Shares		Value (000	's)

Software (continued)				Water	- (0.04)%
Nuance Communications Inc (a)	26,122	$444			Aqua America Inc		28,380		$710
Paychex Inc	19,197	800
Red Hat Inc (a)	5,050	307			TOTAL COMMON STOCKS (proceeds $283,400)				$310,127
Salesforce.com Inc (a)	27,214	1,608			PREFERRED STOCKS - (0.03)%		Shares	Value	(000	's)
SAP SE	10,907	850
ServiceNow Inc (a)	2,700	165			Automobile Manufacturers - (0.02)%
Software AG	955	25			Volkswagen AG		2,080		469
SolarWinds Inc (a)	5,800	248
Solera Holdings Inc	500	31			Oil & Gas - (0.01)%
Synchronoss Technologies Inc (a)	8,180	361			Fuchs Petrolub SE		2,825		116
Tableau Software Inc (a)	100	7
VMware Inc (a)	2,100	207			TOTAL PREFERRED STOCKS (proceeds $565)				$585
Workday Inc (a)	1,393	127
							Principal
		$15,213		BONDS	- (3.23)%		Amount (000's)	Value	(000	's)

Telecommunications - (0.41)%				Banks	- (0.50)%
ADTRAN Inc	18,793	434			Bangkok Bank PCL/Hong Kong
Altice SA (a)	6,791	433			4.80%, 10/18/2020		$5,000		$5,419
AT&T Inc	23,695	828			VTB Bank OJSC Via VTB Capital SA
BCE Inc	11,239	506			6.47%, 03/04/2015		4,000		4,032
CalAmp Corp (a)	42,470	819
									$9,451
CenturyLink Inc	705	29
Ciena Corp (a)	35,127	727			Electric - (0.22)%
Cisco Systems Inc	1,768	44			Saudi Electricity Global Sukuk Co 2
Elisa OYJ	1,515	41			3.47%, 04/08/2023		4,000		4,030
InterDigital Inc/PA	11,300	501
Leap Wireless International Inc - Rights (a),(b)	7,565	19
Level 3 Communications Inc (a)	5,282	238			Holding Companies - Diversified - (0.13)%
					Sinochem Overseas Capital Co Ltd
Lumos Networks Corp	16,390	240			6.30%, 11/12/2040		2,000		2,411
Motorola Solutions Inc	500	30
NeuStar Inc (a)	3,400	100
Oplink Communications Inc	20,954	405			Iron & Steel - (0.57)%
Palo Alto Networks Inc (a)	580	49			Vale Overseas Ltd
Plantronics Inc	1,399	67			4.38%, 01/11/2022		6,000		6,263
RF Micro Devices Inc (a)	59,911	747			Vale SA
SBA Communications Corp (a)	4,061	448			3.75%, 01/10/2023	EUR	3,000		4,351
Sprint Corp (a)	2,400	14							$10,614
Tele2 AB	4,035	50			Mining - (0.11)%
Telecom Italia SpA (a)	189,824	219
Telefonica SA	5,278	84			Corp Nacional del Cobre de Chile
ViaSat Inc (a)	11,910	678			4.50%, 08/13/2023		$2,000		2,154
Vodafone Group PLC ADR	1	—
		$7,750			Oil & Gas - (1.20)%
					KazMunayGas National Co JSC
Textiles - (0.04)%					4.40%, 04/30/2023		5,000		5,018
Mohawk Industries Inc (a)	4,489	655
					Petrobras Global Finance BV
					3.00%, 01/15/2019		11,000		10,839
Toys, Games & Hobbies - (0.01)%					Petroleos de Venezuela SA
Mattel Inc	3,043	105			5.25%, 04/12/2017		2,500		1,992
					8.50%, 11/02/2017		2,500		2,240
					PTTEP Canada International Finance Ltd
Transportation - (0.18)%					6.35%, 06/12/2042		2,000		2,376
Cargotec Oyj	9,279	337							$22,465
CH Robinson Worldwide Inc	5,900	403
Expeditors International of Washington Inc	300	12			Real Estate - (0.11)%
Genesee & Wyoming Inc (a)	1,000	98			Country Garden Holdings Co Ltd
Golar LNG Ltd	6,166	388			7.50%, 01/10/2023		1,000		978
JB Hunt Transport Services Inc	3,300	249			KWG Property Holding Ltd
Kansas City Southern	5,404	624			8.63%, 02/05/2020		1,000		1,025
Kirby Corp (a)	2,203	263							$2,003
Koninklijke Vopak NV	5,889	302
Kuehne + Nagel International AG	1,546	209			Sovereign - (0.39)%
Scorpio Tankers Inc	10,440	100			Republic of Serbia
Tidewater Inc	5,499	280			7.25%, 09/28/2021		3,000		3,458
UTI Worldwide Inc (a)	13,242	122			Russian Foreign Bond - Eurobond
					4.88%, 09/16/2023		2,000		1,962
		$3,387			Ukraine Government International Bond
Trucking & Leasing - (0.01)%					9.25%, 07/24/2017		2,000		1,845
GATX Corp	3,500	232							$7,265
					TOTAL BONDS (proceeds $60,024)				$60,393

See accompanying notes.

117

		Schedule of Investments
		Global Multi-Strategy Fund
		August 31, 2014

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.79)%	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) - (0.75)%
4.50%, 09/01/2040	$13,000	$14,040

U.S. Treasury - (0.04)%
0.25%, 08/15/2015	675	676

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		14,716
OBLIGATIONS (proceeds $14,685)
TOTAL SHORT SALES (proceeds $358,674)		$385,821

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $19 or 0.00% of net assets.

See accompanying notes.

118

Schedule of Investments
Global Opportunities Fund
August 31, 2014

COMMON STOCKS - 98.90%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.73%			Engineering & Construction - 1.09%
Lockheed Martin Corp	63,809	$11,103	Vinci SA	235,119	$15,379
Raytheon Co	104,072	10,026
United Technologies Corp	159,949	17,271	Food - 3.73%
		$38,400	Aryzta AG (a)	212,343	19,400
Agriculture - 7.85%			Kroger Co/The	481,256	24,534
Altria Group Inc	327,448	14,106	Tyson Foods Inc	225,692	8,590
Archer-Daniels-Midland Co	464,561	23,163			$52,524
British American Tobacco PLC	328,106	19,399	Gas - 1.31%
Japan Tobacco Inc	523,061	17,922	Gas Natural SDG SA	600,242	18,404
KT&G Corp	158,561	14,852
Philip Morris International Inc	245,792	21,035
		$110,477	Healthcare - Products - 1.80%
			Smith & Nephew PLC	764,103	13,227
Automobile Manufacturers - 1.82%			Stryker Corp	145,717	12,140
Daimler AG	164,138	13,465			$25,367
Toyota Motor Corp	213,383	12,176
		$25,641	Healthcare - Services - 1.75%
			HCA Holdings Inc (a)	224,114	15,648
Automobile Parts & Equipment - 4.10%			Universal Health Services Inc	79,127	9,055
Bridgestone Corp	556,800	19,124			$24,703
Johnson Controls Inc	215,603	10,524
Lear Corp	277,548	28,068	Insurance - 3.00%
		$57,716	Hannover Rueck SE	155,631	12,945
			Prudential PLC	634,133	15,286
Banks - 9.51%			Sampo Oyj	283,639	13,968
ICICI Bank Ltd ADR	206,326	11,038			$42,199
KeyCorp	1,319,682	17,961
Royal Bank of Canada	278,600	20,696	Internet - 1.51%
Sumitomo Mitsui Financial Group Inc	683,440	27,644	Google Inc - A Shares (a)	18,467	10,754
Toronto-Dominion Bank/The	424,600	22,357	Google Inc - C Shares (a)	18,467	10,556
Wells Fargo & Co	664,212	34,167			$21,310

		$133,863	Media - 2.30%
Beverages - 0.74%			Comcast Corp - Class A	384,644	21,052
Anheuser-Busch InBev NV	93,735	10,456	ITV PLC	3,231,582	11,330
					$32,382

Biotechnology - 4.50%			Miscellaneous Manufacturing - 3.15%
Amgen Inc	138,257	19,270	Danaher Corp	265,143	20,313
Gilead Sciences Inc (a)	409,514	44,056	Siemens AG	191,653	24,026
		$63,326			$44,339

Chemicals - 1.81%			Oil & Gas - 8.82%
LyondellBasell Industries NV	102,657	11,739	BP PLC	1,562,910	12,467
Sasol Ltd	236,587	13,750	Canadian Natural Resources Ltd	459,300	20,019
		$25,489	ConocoPhillips	96,432	7,832
			EOG Resources Inc	145,742	16,014
Commercial Services - 1.33%			PetroChina Co Ltd	11,096,000	15,767
Quanta Services Inc (a)	513,609	18,665
			Statoil ASA	642,850	18,083
			Suncor Energy Inc	495,300	20,331
Computers - 5.04%			Total SA	207,328	13,681
Apple Inc	286,731	29,390			$124,194
DST Systems Inc	175,230	16,263	Pharmaceuticals - 10.20%
EMC Corp/MA	340,893	10,066	Cardinal Health Inc	190,726	14,057
Hewlett-Packard Co	181,993	6,916	McKesson Corp	163,943	31,974
International Business Machines Corp	43,525	8,370	Mylan Inc/PA (a)	314,454	15,282
		$71,005	Novartis AG	117,423	10,550
Distribution & Wholesale - 0.62%			Pfizer Inc	725,041	21,309
ITOCHU Corp	689,900	8,779	Roche Holding AG	104,164	30,422
			Shire PLC	246,682	20,099
					$143,693
Diversified Financial Services - 0.62%
Shinhan Financial Group Co Ltd	168,701	8,739	Real Estate - 2.81%
			Brookfield Asset Management Inc	336,300	16,068
			Cheung Kong Holdings Ltd	851,000	15,513
Electric - 5.43%			Mitsui Fudosan Co Ltd	250,000	7,978
Enel SpA	4,586,993	24,296
Entergy Corp	184,780	14,304			$39,559
Exelon Corp	450,435	15,054	Retail - 2.04%
Huaneng Power International Inc	9,690,000	11,652	Poundland Group PLC (a)	1,210,808	6,379
Korea Electric Power Corp	242,785	10,155	Wal-Mart Stores Inc	296,136	22,358
MDU Resources Group Inc	29,910	936			$28,737
		$76,397
			Semiconductors - 0.92%
			Samsung Electronics Co Ltd	10,651	12,969

See accompanying notes.

119

			Schedule of Investments
			Global Opportunities Fund
			August 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Software - 2.75%
Microsoft Corp	233,018		$10,586
Oracle Corp	675,908		28,070
			$38,656

Telecommunications - 3.45%
Orange SA	850,641		12,876
Telekom Malaysia Bhd	7,633,900		15,411
Verizon Communications Inc	408,608		20,357
			$48,644

Transportation - 1.29%
Deutsche Post AG	275,666		9,038
Seino Holdings Co Ltd	968,000		9,083
			$18,121

Water - 0.88%
Suez Environnement Co	673,014		12,413

TOTAL COMMON STOCKS			$1,392,546
INVESTMENT COMPANIES - 0.85%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.85%
Morgan Stanley Institutional Liquidity Funds -	11,935,173		11,935
Government Portfolio

TOTAL INVESTMENT COMPANIES			$11,935
Total Investments			$1,404,481
Other Assets in Excess of Liabilities, Net - 0.25%			$3,532
TOTAL NET ASSETS - 100.00%			$1,408,013

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Country			Percent
United States			50.79%
Japan			7.29%
Canada			7.06%
United Kingdom			5.55%
Switzerland			4.29%
Germany			4.23%
France			3.85%
Korea, Republic Of			3.32%
China			1.95%
Italy			1.72%
Ireland			1.43%
Spain			1.31%
Norway			1.28%
Hong Kong			1.10%
Malaysia			1.09%
Finland			0.99%
South Africa			0.98%
India			0.78%
Belgium			0.74%
Other Assets in Excess of Liabilities, Net			0.25%
TOTAL NET ASSETS			100.00%

See accompanying notes.

120

Schedule of Investments
International Small Company Fund
August 31, 2014

COMMON STOCKS - 97.87%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 1.41%			Distribution & Wholesale - 1.65%
Hakuhodo DY Holdings Inc	4,000	$41	DCC PLC	1,285	$76
Teleperformance	993	65	Inchcape PLC	4,275	48
		$106			$124

Airlines - 0.39%			Diversified Financial Services - 3.34%
Air New Zealand Ltd	15,537	29	Azimut Holding SpA	1,921	50
			Century Tokyo Leasing Corp	1,300	38
			Henderson Group PLC	8,981	35
Automobile Parts & Equipment - 4.94%			IBJ Leasing Co Ltd	600	15
Brembo SpA	1,271	45	Jupiter Fund Management PLC	5,785	36
Calsonic Kansei Corp	6,000	35	Paragon Group of Cos PLC/The	7,285	42
Exedy Corp	800	22	Tokai Tokyo Financial Holdings Inc	4,800	35
Georg Fischer AG (a)	79	52
Haldex AB	1,761	23			$251
Nissin Kogyo Co Ltd	1,700	31	Electric - 2.25%
Norma Group SE	673	32	Atco Ltd/Canada	900	39
Plastic Omnium SA	1,142	30	DUET Group	25,484	58
Stanley Electric Co Ltd	1,300	31	Hera SpA	16,365	46
Toyo Tire & Rubber Co Ltd	2,200	36	Iren SpA	18,775	26
Valeo SA	278	34			$169

		$371	Electronics - 2.85%
Banks - 5.54%			Enplas Corp	400	23
77 Bank Ltd/The	9,000	48	Futaba Corp/Chiba	1,300	20
Banca Generali SpA	1,894	52	Japan Aviation Electronics Industry Ltd	2,000	46
Banca Popolare di Milano Scarl (a)	32,174	26	Kuroda Electric Co Ltd	1,700	26
Bank of Georgia Holdings PLC	958	39	Minebea Co Ltd	5,000	63
Bank of the Ryukyus Ltd	900	15	Nichicon Corp	2,900	21
Credito Emiliano SpA	2,692	25	Siix Corp	900	15
Gunma Bank Ltd/The	7,000	41			$214
Home Capital Group Inc	1,100	55
Keiyo Bank Ltd/The	3,000	15	Engineering & Construction - 4.63%
Liberbank SA (a)	40,201	37	Aecon Group Inc	2,300	35
SpareBank 1 SR Bank ASA	2,501	25	Arcadis NV	1,151	38
Suruga Bank Ltd	2,000	38	COMSYS Holdings Corp	2,400	46
		$416	Eiffage SA	808	52
			Keller Group PLC	1,626	25
Beverages - 1.29%			Kyowa Exeo Corp	3,100	42
Britvic PLC	4,742	54	Maeda Corp	5,000	46
Royal UNIBREW (a)	243	43	NCC AB	1,537	49
		$97	Taihei Dengyo Kaisha Ltd	2,000	15
					$348
Building Materials - 1.64%
Buzzi Unicem SpA	1,890	29	Entertainment - 0.59%
Cementir Holding SpA	2,550	17	GTECH SpA	1,851	44
CSR Ltd	10,704	35
Kingspan Group PLC	2,416	42	Food - 1.46%
		$123	Greencore Group PLC	12,117	53
Chemicals - 2.32%			Marine Harvest ASA	4,199	57
DIC Corp	15,000	35			$110
Essentra PLC	2,679	38	Forest Products & Paper - 2.29%
Nippon Soda Co Ltd	4,000	21	Interfor Corp (a)	3,100	47
Symrise AG	1,029	55	Mondi PLC	3,029	52
Toagosei Co Ltd	6,000	25	West Fraser Timber Co Ltd	900	46
		$174	Western Forest Products Inc	11,900	27
Commercial Services - 4.45%					$172
Ashtead Group PLC	5,181	84	Hand & Machine Tools - 0.89%
Berendsen PLC	2,364	42	DMG MORI SEIKI AG	1,271	36
Cramo OYJ	1,087	19	KUKA AG	509	31
G8 Education Ltd	11,508	58
Loomis AB	1,472	44			$67
Northgate PLC	3,806	32	Healthcare - Products - 0.61%
Stantec Inc	800	55	Fisher & Paykel Healthcare Corp Ltd	10,861	46
		$334

Computers - 1.68%			Healthcare - Services - 1.25%
Ingenico	637	61	Eurofins Scientific SE	139	39
NS Solutions Corp	1,000	30	Orpea	829	55
Tieto OYJ	1,288	35			$94

		$126	Home Builders - 3.85%
Cosmetics & Personal Care - 0.47%			Barratt Developments PLC	10,917	67
Lion Corp	6,000	35	Bellway PLC	2,305	61
			Berkeley Group Holdings PLC	1,637	66
			Galliford Try PLC	1,677	36

See accompanying notes.

121

Schedule of Investments
International Small Company Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders (continued)			Oil & Gas Services - 0.79%
Iida Group Holdings Co Ltd	1,200	$17	BW Offshore Ltd	17,968	$25
Persimmon PLC (a)	1,891	42	Trinidad Drilling Ltd	3,700	34
		$289			$59

Home Furnishings - 1.40%			Pharmaceuticals - 3.82%
Howden Joinery Group PLC	11,145	66	Arseus NV	847	46
Pace PLC	7,163	39	Hikma Pharmaceuticals PLC	2,235	64
		$105	Kaken Pharmaceutical Co Ltd	2,000	50
			Nippon Shinyaku Co Ltd	1,000	32
Insurance - 2.49%			Recordati SpA	2,528	41
Beazley PLC	9,141	38	Sawai Pharmaceutical Co Ltd	400	23
Challenger Ltd/Australia	9,594	70	Toho Holdings Co Ltd	1,600	31
Direct Line Insurance Group PLC	11,091	55			$287
Grupo Catalana Occidente SA	697	24
		$187	Pipelines - 0.59%
			AltaGas Ltd	900	44
Internet - 2.24%
Optimal Payments PLC (a)	7,533	61
Rightmove PLC	1,465	61	Private Equity - 0.24%
United Internet AG	1,076	46	Aurelius AG	471	18
		$168

Iron & Steel - 3.25%			Real Estate - 3.88%
APERAM (a)	1,680	54	CA Immobilien Anlagen AG (a)	1,417	29
BlueScope Steel Ltd (a)	8,558	44	Castellum AB	2,677	44
Nisshin Steel Co Ltd	3,600	38	Deutsche Wohnen AG	2,261	51
Outokumpu OYJ (a)	3,432	27	GAGFAH SA (a)	2,108	41
Salzgitter AG	794	30	K Wah International Holdings Ltd	44,000	29
SSAB AB - A Shares (a)	5,556	51	Sponda OYJ	4,708	25
		$244	Wheelock & Co Ltd	9,000	47
			Wihlborgs Fastigheter AB	1,382	25
Leisure Products & Services - 0.93%					$291
Flight Centre Travel Group Ltd	937	41
Yamaha Corp	2,000	29	REITS - 4.25%
		$70	Allied Properties Real Estate Investment Trust	900	30
			Daiwa Office Investment Corp	5	27
Machinery - Diversified - 2.74%			Federation Centres	16,242	40
Bucher Industries AG	154	46	Granite Real Estate Investment Trust	600	22
Duerr AG	641	49	Great Portland Estates PLC	3,946	43
Krones AG	348	32	Hulic Reit Inc	21	36
Sumitomo Heavy Industries Ltd	7,000	36	Japan Hotel REIT Investment Corp	55	33
Tsubakimoto Chain Co	5,000	43	Segro PLC	8,137	50
		$206	Suntec Real Estate Investment Trust	26,000	38
Media - 0.88%					$319
Cogeco Cable Inc	600	35	Retail - 4.39%
Kadokawa Corp	1,200	31	AOKI Holdings Inc	2,300	28
		$66	Aoyama Trading Co Ltd	1,400	35
Metal Fabrication & Hardware - 0.57%			Dixons Carphone PLC	10,088	58
Kitz Corp	3,000	16	Dollarama Inc	400	34
Ryobi Ltd	9,000	27	Doutor Nichires Holdings Co Ltd	1,600	26
		$43	Jean Coutu Group PJC Inc/The	1,700	35
			Man Wah Holdings Ltd	13,200	21
Mining - 1.21%			Pandora A/S	655	49
Copper Mountain Mining Corp (a)	5,800	16	Tsuruha Holdings Inc	800	44
Detour Gold Corp (a)	3,200	40			$330
Northern Star Resources Ltd	21,132	35
		$91	Semiconductors - 1.69%
			ams AG	1,548	55
Miscellaneous Manufacturing - 0.41%			Dialog Semiconductor PLC (a)	2,112	62
Aalberts Industries NV	1,128	31	Nanoco Group PLC (a)	5,343	10
					$127

Office & Business Equipment - 0.95%			Shipbuilding - 0.59%
Seiko Epson Corp	1,400	71	Mitsui Engineering & Shipbuilding Co Ltd	20,000	44

Oil & Gas - 4.28%			Software - 1.00%
Bankers Petroleum Ltd (a)	8,400	51	Constellation Software Inc/Canada	200	50
Beach Energy Ltd	26,440	40	Constellation Software Inc/Canada - Rights (a)	200	—
Bellatrix Exploration Ltd (a)	4,700	36	Nihon Unisys Ltd	2,700	25
Parex Resources Inc (a)	2,700	35			$75
Raging River Exploration Inc (a)	4,100	42
RMP Energy Inc (a)	6,100	49	Storage & Warehousing - 0.29%
Whitecap Resources Inc	4,000	68	Sumitomo Warehouse Co Ltd/The	4,000	22
		$321

See accompanying notes.

122

			Schedule of Investments
			International Small Company Fund
			August 31, 2014

COMMON STOCKS (continued)	Shares Held		Value (000	's)

Telecommunications - 2.05%
FIH Mobile Ltd (a)	44,000		$25
Freenet AG	1,772		47
GN Store Nord A/S	1,883		43
PCCW Ltd	61,000		39
			$154

Toys, Games & Hobbies - 0.67%
Bandai Namco Holdings Inc	1,800		50

Transportation - 2.48%
ComfortDelGro Corp Ltd	20,000		40
Golden Ocean Group Ltd	14,952		25
Sankyu Inc	9,000		45
Seino Holdings Co Ltd	4,000		37
TransForce Inc	1,500		39
			$186
TOTAL COMMON STOCKS			$7,348
INVESTMENT COMPANIES - 1.85%	Shares Held		Value (000	's)

Publicly Traded Investment Fund - 1.85%
Goldman Sachs Financial Square Funds -	138,552		139
Government Fund

TOTAL INVESTMENT COMPANIES			$139
PREFERRED STOCKS - 0.35%	Shares Held	Value	(000	's)

Machinery - Diversified - 0.35%
Jungheinrich AG	432		27

TOTAL PREFERRED STOCKS			$27
Total Investments			$7,514
Liabilities in Excess of Other Assets, Net - (0.07)%			$(6)
TOTAL NET ASSETS - 100.00%			$7,508

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Country			Percent
Japan			24.53%
United Kingdom			15.58%
Canada			12.80%
Germany			6.89%
Australia			5.63%
Italy			5.35%
France			3.96%
Ireland			3.26%
Sweden			3.14%
United States			1.85%
Hong Kong			1.81%
Denmark			1.81%
Luxembourg			1.79%
Norway			1.42%
Finland			1.41%
Switzerland			1.31%
Austria			1.13%
Singapore			1.05%
New Zealand			1.00%
Netherlands			0.93%
Spain			0.82%
Isle of Man			0.80%
Belgium			0.62%
Georgia			0.52%
China			0.33%
Bermuda			0.33%
Liabilities in Excess of Other Assets, Net			(0.07)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

123

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2014

	COMMON STOCKS - 2.74%	Shares Held Value (000's)				Principal
					MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 2.74%
	Market Vectors High Yield Municipal Index	8,931	$274		Louisiana - 1.58%
	ETF				Louisiana Public Facilities Authority
	Market Vectors Short High-Yield Municipal	10,000	253		8.38%, 07/01/2039	$400	$404
	Index ETF
	SPDR Nuveen S&P High Yield Municipal	3,040	172		Maryland - 3.62%
	Bond ETF				City of Westminster MD
			$699		6.25%, 07/01/2044 (d)	500	501
	TOTAL COMMON STOCKS		$699		Maryland Economic Development Corp
		Principal			5.38%, 06/01/2025	390	425
BONDS	- 3.36%	Amount (000's) Value (000's)					$926

	U.S. Municipals - 3.36%				New Jersey - 4.21%
	Oglala Sioux Tribe				New Jersey Economic Development Authority
	5.00%, 10/01/2022 (a)	$350	$349		5.63%, 11/15/2030	1,000	1,076
	5.75%, 10/01/2025 (a)	500	510
			$859
	TOTAL BONDS		$859		New York - 2.12%
		Principal			Brooklyn Arena Local Development Corp
	MUNICIPAL BONDS - 101.39%	Amount (000's) Value (000's)			6.25%, 07/15/2040	480	542

	Alabama - 0.59%
	Alabama Industrial Development Authority				Oklahoma - 4.09%
	6.45%, 12/01/2023	$150	$151		Tulsa Airports Improvement Trust
					5.50%, 06/01/2035	1,000	1,044

	California - 39.54%
	Abag Finance Authority for Nonprofit Corps				Oregon - 2.13%
	5.00%, 08/01/2043	500	553		Warm Springs Reservation Confederated
	California Educational Facilities Authority				Tribe
	5.00%, 10/01/2038 (b)	900	1,009		6.38%, 11/01/2033	500	544
	5.00%, 01/01/2039 (b)	1,724	1,932
	California Statewide Communities				Pennsylvania - 8.66%
	Development Authority (credit support from				Allegheny County Industrial Development
	GNMA COLL)				Authority
	4.90%, 07/20/2039 (c)	500	528		6.00%, 07/15/2038	400	402
	California Statewide Financing Authority				City of Scranton PA
	6.00%, 05/01/2043	1,000	984		7.25%, 09/01/2023	400	377
	La Verne Public Financing Authority				8.50%, 09/01/2022	200	205
	7.25%, 09/01/2026	700	701		Pennsylvania Economic Development
	Morongo Band of Mission Indians/The				Financing Authority
	6.50%, 03/01/2028 (a)	825	897		6.00%, 06/01/2031	500	501
	Sacramento Area Flood Control				Pottsville Hospital Authority/PA
	Agency (credit support from BAM)				6.50%, 07/01/2028	700	727
	5.00%, 10/01/2039 (c)	500	561				$2,212
	San Diego Community College District
	5.25%, 08/01/2033 (b)	1,050	1,216		Puerto Rico - 2.30%
	University of California				Government Development Bank for Puerto
	5.25%, 05/15/2039 (b)	1,500	1,721		Rico
			$10,102		5.00%, 12/01/2014	600	589

	Florida - 3.50%
	Orange County Housing Finance Authority			Texas	- 8.04%
	7.00%, 10/01/2025	500	502		City of Houston TX Airport System Revenue
	Orange County Industrial Development				4.50%, 07/01/2020	1,000	1,038
	Authority/FL				Texas Private Activity Bond Surface
	8.00%, 07/01/2036 (a)	400	394		Transportation Corp
					6.88%, 12/31/2039	550	650
			$896		7.00%, 12/31/2038	300	369
	Georgia - 2.31%						$2,057
	City of Atlanta GA
	7.38%, 01/01/2031	500	590		Virginia - 5.14%
					County of Botetourt VA
					6.00%, 07/01/2044	1,000	973
	Illinois - 4.37%				Fairfax County Industrial Development
	State of Illinois				Authority
	5.50%, 07/01/2027	1,000	1,117		5.00%, 05/15/2035 (b)	300	339
							$1,312

	Indiana - 1.30%				Washington - 0.99%
	Town of Shoals IN				Port of Seattle Industrial Development Corp
	7.25%, 11/01/2043	300	331		5.00%, 04/01/2030	250	253

Iowa	- 4.16%
	Iowa Finance Authority
	5.00%, 12/01/2019	1,000	1,062

See accompanying notes.

124

			Schedule of Investments
			Opportunistic Municipal Fund
			August 31, 2014

Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Wisconsin - 2.74%
Public Finance Authority
6.00%, 07/15/2042	$665		$701

TOTAL MUNICIPAL BONDS			$25,909
Total Investments			$27,467
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (14.28)%
Notes with interest rates of 0.06%-0.07% at	$(3,649	) $	(3,649)
August 31, 2014 and contractual maturity of
collateral from 2017-2020.(e)
Total Net Investments			$23,818
Other Assets in Excess of Liabilities, Net - 6.79%			$1,735
TOTAL NET ASSETS - 100.00%			$25,553

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,150 or 8.41% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Security purchased on a when-issued basis.
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at August 31, 2014

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	81.29%
General Obligation Unlimited	11.40%
Insured	4.27%
Government	3.36%
Exchange Traded Funds	2.73%
Tax Allocation	2.31%
Prerefunded	2.13%
Liability For Floating Rate Notes Issued	(14.28)%
Other Assets in Excess of Liabilities, Net	6.79%
TOTAL NET ASSETS	100.00%

See accompanying notes.

125

Schedule of Investments
Preferred Securities Fund
August 31, 2014

COMMON STOCKS - 0.02%	Shares Held	Value	(000	's)	PREFERRED STOCKS (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund - 0.02%					Diversified Financial Services (continued)
BlackRock Credit Allocation Income Trust	49,292		$669		Citigroup Capital XIII	272,299	$7,417
					General Electric Capital Corp 4.70%	90,400	2,115
TOTAL COMMON STOCKS			$669		General Electric Capital Corp 4.88%	566,743	13,698
INVESTMENT COMPANIES - 0.59%	Shares Held	Value	(000	's)	General Electric Capital Corp 4.88% (b)	272,022	6,667
					Merrill Lynch Capital Trust I	331,100	8,466
Publicly Traded Investment Fund - 0.59%					Merrill Lynch Capital Trust II (b)	135,104	3,453
Cash Account Trust - Government & Agency	24,715,526		24,715		Merrill Lynch Preferred Capital Trust III	4,800	124
Portfolio - DWS Government Cash					Merrill Lynch Preferred Capital Trust V (b)	101,682	2,644
Goldman Sachs Financial Square Funds -	3,076,559		3,077		Morgan Stanley Capital Trust III (b)	350,590	8,828
Government Fund (a)					Morgan Stanley Capital Trust IV (b)	513,971	13,070
			$27,792		Morgan Stanley Capital Trust V (b)	422,449	10,650
TOTAL INVESTMENT COMPANIES			$27,792		Morgan Stanley Capital Trust VI (b)	330,421	8,380
CONVERTIBLE PREFERRED STOCKS -					Morgan Stanley Capital Trust VII	204,827	5,217
0.97%	Shares Held	Value	(000	's)	Morgan Stanley Capital Trust VIII (b)	97,505	2,467

Banks - 0.97%					PreferredPlus TR-CCR1 5.75%; Series GSG2	17,801	442
Wells Fargo & Co	37,599		45,683				$96,403
					Electric - 3.03%
TOTAL CONVERTIBLE PREFERRED STOCKS			$45,683		Alabama Power Co	89,000	2,386
PREFERRED STOCKS - 42.90%	Shares Held	Value	(000	's)	Dominion Resources Inc/VA	1,144,377	29,525
					DTE Energy Co 5.25% (b)	326,300	7,916
Banks - 13.23%					Duke Energy Corp (b)	425,148	10,233
AgriBank FCB	61,700		6,558		Entergy Arkansas Inc 4.90%	269,966	6,252
Bank of America Corp 6.38%; Series III	26,378		663		Entergy Arkansas Inc 5.75% (b)	34,863	894
Bank of America Corp 6.63%; Series I	201,813		5,281		Entergy Louisiana LLC 4.70%	476,100	10,684
Bank of New York Mellon Corp/The	159,200		3,808		Entergy Louisiana LLC 5.25% (b)	247,100	6,101
Barclays Bank PLC 7.10%	1,020,235		26,189		Entergy Louisiana LLC 5.88%	5,915	151
Barclays Bank PLC 7.75%	607,340		15,681		Entergy Louisiana LLC 6.00% (b)	3,369	86
Barclays Bank PLC 8.13%	288,639		7,482		Entergy Mississippi Inc	18,689	478
Capital One Financial Corp (b)	573,401		13,859
					Entergy New Orleans Inc	9,500	232
Citigroup Inc 5.80%; Series C	48,953		1,174		Entergy Texas Inc	15,618	392
Citigroup Inc 6.88%; Series K	440,000		11,871		Georgia Power Co 6.50%	92,300	9,964
City National Corp/CA	219,000		4,982		Gulf Power Co 6.00%	60,914	6,088
COBANK ACB 11.00%; Series D	115,000		5,915		Gulf Power Co 6.45%	4,600	463
Countrywide Capital V	218,131		5,619		Interstate Power & Light Co	482,400	12,113
Countrywide Financial Corp (b)	682,448		17,491
					NextEra Energy Capital Holdings Inc 5.00%	510,093	11,079
Cullen/Frost Bankers Inc	299,700		7,316		(b)
Deutsche Bank Capital Funding Trust IX	20,894		532		NextEra Energy Capital Holdings Inc - Series	328,949	8,053
Deutsche Bank Capital Funding Trust VIII (b)	397,803		10,108
Deutsche Bank Contingent Capital Trust II (b)	2,235,612		58,238		G
Deutsche Bank Contingent Capital Trust III (b)	528,498		14,587		NextEra Energy Capital Holdings Inc - Series	177,585	4,306
FirstMerit Corp (b)	331,400		8,000		H
					NextEra Energy Capital Holdings Inc - Series I	675,456	14,894
Goldman Sachs Group Inc/The	749,144		18,339		(b)
HSBC Holdings PLC 6.20%	1,050,031		26,629		SCANA Corp (b)	20,135	519
HSBC Holdings PLC 8.00%	568,600		15,256				$142,809
HSBC USA Inc 2.86%	825,638		41,117
HSBC USA Inc 4.50%	1,147,982		29,193		Hand & Machine Tools - 0.58%
HSBC USA Inc 6.50%	2,085,705		53,206		Stanley Black & Decker Inc	1,087,950	27,221
JP Morgan Chase & Co	235,016		5,438
JP Morgan Chase Capital XXIX	213,800		5,546
Lloyds Banking Group PLC	130,471		3,489		Insurance - 10.47%
M&T Bank Corp - Series A	5,400		5,471		Aegon NV 4.00%	66,900	1,630
M&T Bank Corp - Series C	7,100		7,036		Aegon NV 6.38%	975,042	25,078
Morgan Stanley	25,410		521		Aegon NV 6.50%	247,358	6,285
PNC Financial Services Group Inc/The (b)	1,723,683		47,746		Aegon NV 8.00%	63,317	1,831
					Aflac Inc	1,128,600	27,764
Royal Bank of Scotland Group PLC 5.75%;	596,514		14,185		Allstate Corp/The 6.25% (b)	181,500	4,681
Series L
Royal Bank of Scotland Group PLC 6.35%;	7,755		193		Allstate Corp/The 5.10%	540,300	13,832
Series N					Allstate Corp/The 6.63%	380,000	9,956
Royal Bank of Scotland Group PLC 6.75%;	207,600		5,269		American Financial Group Inc/OH 5.75%	441,328	10,971
Series Q					Arch Capital Group Ltd	703,190	18,909
Santander Finance Preferred SAU	38,446		986		Aspen Insurance Holdings Ltd 5.95%	936,500	24,171
State Street Corp 5.25%; Series C	1,446,400		33,990		Aspen Insurance Holdings Ltd 7.25%	143,802	3,835
State Street Corp 5.90%; Series D	241,300		6,298		Axis Capital Holdings Ltd 5.50%	172,104	3,915
TCF Financial Corp (b)	229,023		6,048		Axis Capital Holdings Ltd 6.88%	2,072,850	55,801
US Bancorp/MN - Series A	6,703		5,639		Delphi Financial Group Inc 7.38%	527,604	13,190
US Bancorp/MN - Series G	2,083,302		57,062		Hartford Financial Services Group Inc/The	1,014,436	30,595
Wells Fargo & Co 6.63%	189,833		5,342		ING Groep NV 6.13%	75,855	1,931
Wells Fargo & Co 5.85%	128,627		3,353		ING Groep NV 6.20%	30,250	770
					ING Groep NV 6.38%	849,100	21,533
			$622,706		ING Groep NV 7.05%	1,019,994	26,142
Diversified Financial Services - 2.05%					ING Groep NV 7.20%	166,345	4,283
Affiliated Managers Group Inc 5.25%	77,887		2,010		ING Groep NV 7.38%	862,200	22,374
Affiliated Managers Group Inc 6.38% (b)	17,188		437		PartnerRe Ltd 5.88%	15,416	376
Charles Schwab Corp/The (b)	12,535		318		PartnerRe Ltd 6.50%	150,472	3,812

See accompanying notes.

126

Schedule of Investments
Preferred Securities Fund
August 31, 2014

PREFERRED STOCKS (continued)	Shares Held Value (000's)			PREFERRED STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)				Telecommunications (continued)
PartnerRe Ltd 7.25%	13,798	$371		Qwest Corp 7.00% (b)	520,255	$13,594
PLC Capital Trust V	250,879	6,360		Qwest Corp 7.00% (b)	253,178	6,610
Protective Life Corp 6.00% (b)	20,311	508		Qwest Corp 7.38%	372,908	9,696
Protective Life Corp 6.25% (b)	336,151	8,666		Qwest Corp 7.50%	949,111	25,284
Prudential PLC 6.50%	92,849	2,398		Telephone & Data Systems Inc 6.63% (b)	292,894	7,393
Prudential PLC 6.75%	174,600	4,512		Telephone & Data Systems Inc 7.00%	1,208,015	30,514
Reinsurance Group of America Inc	577,300	15,466		United States Cellular Corp	118,184	3,000
RenaissanceRe Holdings Ltd - Series C	111,315	2,812		Verizon Communications Inc	895,714	23,513
RenaissanceRe Holdings Ltd - Series E	719,805	16,599				$200,684
Torchmark Corp	472,900	11,856		TOTAL PREFERRED STOCKS		$2,020,052
WR Berkley Corp	1,338,656	31,713			Principal
XLIT Ltd	68,819	58,238	BONDS	- 54.73%	Amount (000's) Value (000's)
		$493,164
			Banks	- 24.93%
Media - 0.26%				Abbey National Capital Trust I
Comcast Corp	490,893	12,326		8.96%, 12/31/2049	$14,438	$18,553
				ABN AMRO Bank NV
				6.25%, 09/13/2022 (e)	10,000	10,912
REITS - 7.34%
Boston Properties Inc (b)	9,289	219		BAC Capital Trust XIII
				4.00%, 12/29/2049 (e)	34,064	27,762
Digital Realty Trust Inc - Series E	544,619	13,931
Digital Realty Trust Inc - Series G	88,022	2,036		Banco do Brasil SA/Cayman
				6.25%, 12/29/2049 (c),(e)	21,700	17,414
Digital Realty Trust Inc - Series H	123,068	3,200		9.00%, 06/29/2049 (c)	5,518	5,546
Duke Realty Corp 6.50%	279,617	7,004
Duke Realty Corp 6.60%	81,400	2,040		Bank of America Corp
				8.13%, 12/29/2049 (e)	21,770	24,165
Health Care REIT Inc (b)	617,185	15,967
Hospitality Properties Trust 7.13%; Series D	408,113	10,717		Barclays PLC
				6.63%, 06/29/2049 (e)	54,178	53,230
Kimco Realty Corp 5.50% (b)	706,043	16,521
				8.25%, 12/29/2049 (e)	26,600	28,174
Kimco Realty Corp 5.63% (b)	450,895	10,776
Kimco Realty Corp 6.00% (b)	668,300	16,848		BNP Paribas SA
				7.20%, 06/29/2049 (c)	3,800	4,436
Kimco Realty Corp 6.90%	338,815	8,931
National Retail Properties Inc	455,621	12,010		BPCE SA
				5.70%, 10/22/2023 (c)	6,000	6,644
Prologis Inc - Series Q	127,700	8,412
PS Business Parks Inc	380,000	9,021		6.75%, 01/29/2049	11,500	11,615
PS Business Parks Inc - Series R	130,211	3,412		CBA Capital Trust II
				6.02%, 03/29/2049 (c)	3,400	3,553
PS Business Parks Inc - Series S	51,615	1,327
PS Business Parks Inc - Series T	83,128	2,064		Citigroup Inc
PS Business Parks Inc - Series U	527,524	12,629		5.90%, 12/29/2049	200	201
Public Storage Inc 5.20%; Series W	150,404	3,486		5.95%, 12/29/2049	5,000	5,044
Public Storage Inc 5.20%; Series X	85,700	1,980		8.40%, 04/29/2049	5,000	5,727
Public Storage Inc 5.38%; Series V	179,101	4,239		Cooperatieve Centrale Raiffeisen-
Public Storage Inc 5.63%; Series U	6,000	147		Boerenleenbank BA/Netherlands
				11.00%, 12/29/2049 (c),(e)	61,657	81,695
Public Storage Inc 5.75%; Series T	442,900	10,988
Public Storage Inc 5.90%; Series S	56,048	1,399		Corestates Capital III
				0.80%, 02/15/2027 (c),(e)	10,200	8,976
Public Storage Inc 6.35%; Series R	746,444	19,355
Public Storage Inc 6.38%; Series Y	131,181	3,423		Countrywide Capital III
Public Storage Inc 6.50%; Series Q	7,688	206		8.05%, 06/15/2027	6,312	7,878
Public Storage Inc 6.00%; Series Z (b)	576,914	14,556		Credit Agricole SA
				7.88%, 01/29/2049 (c)	8,000	8,630
Realty Income Corp - Series D	239,131	6,323		8.38%, 12/31/2049 (c),(e)	13,350	15,503
Realty Income Corp - Series F	853,083	22,419
Regency Centers Corp 6.00%	441,029	10,717		Credit Suisse AG
				6.50%, 08/08/2023 (c)	51,136	56,248
Regency Centers Corp 6.63% (b)	230,854	6,166
Senior Housing Properties Trust (b)	115,931	2,760		Credit Suisse Group AG
				6.25%, 12/29/2049 (c),(e)	17,800	17,711
Ventas Realty LP / Ventas Capital Corp	294,237	7,071		7.50%, 12/11/2049 (c),(e)	19,150	20,778
Vornado Realty Trust - Series I	103,392	2,627
Vornado Realty Trust - Series J	174,963	4,682		Credit Suisse Group Guernsey I Ltd
				7.88%, 02/24/2041 (e)	3,900	4,173
Vornado Realty Trust - Series K (b)	915,603	22,753
Vornado Realty Trust - Series L (b)	420,525	10,046		Fifth Third Bancorp
				5.10%, 12/29/2049 (e)	5,100	4,858
Weingarten Realty Investors 6.50%	201,742	5,145
Weingarten Realty Investors 8.10%	1,400,453	27,953		First Chicago NBD Institutional Capital I
				0.79%, 02/01/2027 (e)	2,300	2,027
		$345,506		First Empire Capital Trust I
Savings & Loans - 0.48%				8.23%, 02/01/2027	13,750	13,923
Astoria Financial Corp (b)	108,000	2,645		First Empire Capital Trust II
First Niagara Financial Group Inc (b)	704,500	20,008		8.28%, 06/01/2027	4,500	4,558
		$22,653		First Hawaiian Capital I
				8.34%, 07/01/2027	8,410	8,523
Sovereign - 1.20%				First Union Capital II
Farm Credit Bank of Texas 10.00%	23,800	29,393		7.95%, 11/15/2029	3,700	4,776
Farm Credit Bank of Texas 6.75% (c)	258,000	27,187
				Goldman Sachs Group Inc/The
		$56,580		5.70%, 12/29/2049 (e)	41,795	43,146
Telecommunications - 4.26%				HSBC Capital Funding LP/Jersey
Centaur Funding Corp 9.08% (c),(d)	47,903	59,999		10.18%, 12/29/2049 (c),(e)	29,900	44,850
Qwest Corp 6.13%	885,400	21,081		HSBC USA Capital Trust I
				7.81%, 12/15/2026 (c)	300	304

See accompanying notes.

127

Schedule of Investments
Preferred Securities Fund
August 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Electric (continued)
HSBC USA Capital Trust II			NextEra Energy Capital Holdings Inc
8.38%, 05/15/2027 (c)	$630	$638	6.35%, 10/01/2066 (e)	$2,000	$2,000
HSBC USA Capital Trust III			6.65%, 06/15/2067 (e)	3,000	3,067
7.75%, 11/15/2026	7,200	7,284	7.30%, 09/01/2067 (e)	14,455	15,973
JP Morgan Chase & Co			PPL Capital Funding Inc
6.13%, 12/29/2049 (e)	22,000	22,495	6.70%, 03/30/2067 (e)	4,875	4,972
6.75%, 01/29/2049 (e)	118,707	127,462	RWE AG
JP Morgan Chase Capital XXI			7.00%, 10/12/2072 (e)	36,800	40,233
1.19%, 02/02/2037 (e)	8,131	7,033			$134,997
KeyCorp Capital III
7.75%, 07/15/2029	3,500	4,335	Hand & Machine Tools - 0.28%
Lloyds Banking Group PLC			Stanley Black & Decker Inc
6.41%, 01/29/2049(c)	34,174	37,079	5.75%, 12/15/2053	12,250	13,279
6.66%, 01/29/2049 (c)	32,281	35,348
7.50%, 04/30/2049 (e)	24,198	25,378	Insurance - 20.02%
M&T Bank Corp			ACE Capital Trust II
6.45%, 12/29/2049 (e)	1,615	1,736	9.70%, 04/01/2030	5,490	8,070
6.88%, 12/29/2049	41,800	42,676	Aegon NV
Morgan Stanley			2.72%, 07/29/2049 (e)	2,648	2,374
5.45%, 07/29/2049 (e)	11,100	11,294	AIG Life Holdings Inc
PNC Financial Services Group Inc/The			7.57%, 12/01/2045 (c)	25,815	34,524
6.75%, 07/29/2049 (e)	44,035	49,429	8.50%, 07/01/2030	30,200	39,939
RBS Capital Trust IV			Allstate Corp/The
1.03%, 09/29/2049 (e)	11,167	11,083	5.75%, 08/15/2053 (e)	7,600	8,132
Royal Bank of Scotland Group PLC			6.50%, 05/15/2067	12,505	13,709
7.65%, 08/29/2049 (e)	15,480	18,266	American International Group Inc
Societe Generale SA			8.18%, 05/15/2068	1,500	2,066
0.98%, 12/29/2049 (c),(e)	5,750	5,175	Aon Corp
7.88%, 12/29/2049 (c),(e)	6,500	6,778	8.21%, 01/01/2027	4,500	5,769
7.88%, 12/29/2049 (e)	15,000	15,640	AXA SA
8.25%, 09/29/2049 (e)	50,250	53,788	6.38%, 12/29/2049 (c),(e)	21,968	23,835
8.75%, 10/29/2049	26,112	27,039	8.60%, 12/15/2030	13,565	18,338
Standard Chartered PLC			Catlin Insurance Co Ltd
0.50%, 07/29/2049 (e)	2,000	1,300	7.25%, 07/29/2049 (c)	46,096	47,594
7.01%, 07/29/2049 (c)	19,350	21,914	Dai-ichi Life Insurance Co Ltd/The
State Street Capital Trust IV			7.25%, 12/29/2049 (c),(f)	13,250	15,834
1.23%, 06/01/2077 (e)	600	518	Everest Reinsurance Holdings Inc
Wachovia Capital Trust III			6.60%, 05/01/2067 (e)	34,120	35,869
5.57%, 03/29/2049 (e)	4,167	4,084	Great-West Life & Annuity Insurance Capital
Wells Fargo & Co			LP
7.98%, 12/31/2049 (e)	57,100	64,523	6.63%, 11/15/2034 (c)	7,000	8,133
		$1,173,828	Great-West Life & Annuity Insurance Capital
			LP II
Chemicals - 0.54%			7.15%, 05/16/2046 (c),(e)	8,750	9,056
Sinochem Global Capital Co Ltd
5.00%, 12/29/2049 (c),(e)	24,450	25,306	Liberty Mutual Group Inc
			7.00%, 03/07/2067 (c),(e)	16,938	17,997
			7.80%, 03/07/2087 (c)	45,963	54,236
Diversified Financial Services - 4.92%			Lincoln National Corp
American Express Co			6.05%, 04/20/2067 (e)	27,905	28,638
6.80%, 09/01/2066 (e)	9,094	9,867	MetLife Capital Trust IV
Charles Schwab Corp/The			7.88%, 12/15/2067 (c)	19,020	24,298
7.00%, 02/28/2049(e)	26,600	31,288	MetLife Capital Trust X
Citigroup Capital III			9.25%, 04/08/2068 (c)	27,375	39,762
7.63%, 12/01/2036	2,700	3,387	MetLife Inc
GE Capital Trust I			10.75%, 08/01/2069	2,000	3,240
6.38%, 11/15/2067	18,008	19,983	Mitsui Sumitomo Insurance Co Ltd
General Electric Capital Corp			7.00%, 03/15/2072 (c)	125	147
6.25%, 12/31/2049 (e)	59,725	66,668	MMI Capital Trust I
6.38%, 11/15/2067 (e)	10,615	11,771	7.63%, 12/15/2027	1,073	1,433
7.13%, 12/29/2049 (e)	56,500	66,600	Nationwide Financial Services Inc
Glen Meadow Pass-Through Trust			6.75%, 05/15/2067	68,095	71,500
6.51%, 02/12/2067 (c),(e)	785	781	Provident Financing Trust I
ZFS Finance USA Trust V			7.41%, 03/15/2038	15,250	17,935
6.50%, 05/09/2067(c)	19,683	21,159	Prudential Financial Inc
		$231,504	5.63%, 06/15/2043 (e)	76,965	82,545
			5.88%, 09/15/2042 (e)	11,675	12,514
Electric - 2.87%			Prudential PLC
Electricite de France SA			6.50%, 06/29/2049	42,448	43,085
5.25%, 01/29/2049 (c),(e)	59,880	61,826
5.63%, 12/29/2049 (c),(e)	6,000	6,330	7.75%, 01/29/2049	4,800	5,177
			QBE Capital Funding III Ltd
Integrys Energy Group Inc			7.25%, 05/24/2041 (c),(e)	80,745	87,810
6.11%, 12/01/2066 (e)	582	596

See accompanying notes.

128

		Schedule of Investments
		Preferred Securities Fund
		August 31, 2014

Principal
BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)
Sirius International Group Ltd
7.51%, 05/29/2049 (c),(e)	$1,175	$1,240
Sompo Japan Insurance Inc
5.33%, 03/28/2073 (c),(e)	60,300	64,823
Sumitomo Life Insurance Co
6.50%, 09/20/2073 (c),(e)	15,500	17,941
Swiss Re Capital I LP
6.85%, 05/29/2049 (c),(e)	35,620	37,490
Voya Financial Inc
5.65%, 05/15/2053 (e)	36,851	37,496
ZFS Finance USA Trust II
6.45%, 12/15/2065 (c),(e)	18,850	20,217
		$942,766

Pipelines - 0.39%
DCP Midstream LLC
5.85%, 05/21/2043 (c),(e)	15,865	15,389
5.85%, 05/21/2043 (e)	3,000	2,910
		$18,299

Telecommunications - 0.13%
Koninklijke KPN NV
7.00%, 03/28/2073 (c),(e)	5,800	6,141

Transportation - 0.65%
BNSF Funding Trust I
6.61%, 12/15/2055 (e)	27,260	30,570

TOTAL BONDS		$2,576,690
Total Investments		$4,670,886
Other Assets in Excess of Liabilities, Net - 0.79%		$37,402
TOTAL NET ASSETS - 100.00%		$4,708,288

(a)	Security was purchased with the cash proceeds from securities loans.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,128,275 or 23.96% of net assets.
(d)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(e)	Variable Rate. Rate shown is in effect at August 31, 2014.
(f)	Security is Illiquid

Portfolio Summary (unaudited)

Sector	Percent
Financial	84.41%
Utilities	5.90%
Communications	4.65%
Industrial	1.51%
Government	1.20%
Exchange Traded Funds	0.61%
Basic Materials	0.54%
Energy	0.39%
Other Assets in Excess of Liabilities, Net	0.79%
TOTAL NET ASSETS	100.00%

See accompanying notes.

129

Schedule of Investments
Preferred Securities Fund
August 31, 2014

	August 31,	August 31,					August 31,	August 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Centaur Funding Corp 9.08%	56,403	$61,820	7,000	$8,811	15,500	$18,716	47,903	$55,409

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Centaur Funding Corp 9.08%		$3,873			$3,494			$—
		$3,873			$3,494			$—
Amounts in thousands except shares

See accompanying notes.

130

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2014

COMMON STOCKS - 91.88%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Automobile Manufacturers - 1.36%			Healthcare - Products - 2.63%
New Flyer Industries Inc	1,429,049	$18,006	STERIS Corp	246,736	$13,889
			Teleflex Inc	190,983	20,909
					$34,798
Automobile Parts & Equipment - 1.19%
Autoliv Inc	151,363	15,695	Housewares - 1.27%
			Newell Rubbermaid Inc	500,117	16,764

Banks - 6.99%
City Holding Co	150,872	6,445	Insurance - 5.83%
Community Trust Bancorp Inc	271,973	9,660	AmTrust Financial Services Inc (a)	261,930	11,533
First Financial Bancorp	423,888	7,041	Arthur J Gallagher & Co	292,288	13,805
FirstMerit Corp	998,809	17,214	HCC Insurance Holdings Inc	276,901	13,884
PacWest Bancorp	476,154	19,970	PartnerRe Ltd	185,526	20,721
Umpqua Holdings Corp	1,030,836	18,009	Validus Holdings Ltd	440,330	17,221
Washington Trust Bancorp Inc	399,682	14,061			$77,164

		$92,400	Investment Companies - 4.37%
Chemicals - 6.04%			Ares Capital Corp	1,479,233	25,369
Albemarle Corp	215,183	13,681	Hercules Technology Growth Capital Inc	1,374,336	21,014
Cabot Corp	346,143	18,962	Triangle Capital Corp	413,522	11,363
Huntsman Corp	662,867	17,824			$57,746
Rockwood Holdings Inc	184,103	14,909
RPM International Inc	307,771	14,505	Machinery - Diversified - 3.60%
		$79,881	AGCO Corp	396,439	19,362
			Applied Industrial Technologies Inc	231,315	11,268
Coal - 1.08%			IDEX Corp	220,876	16,994
Alliance Resource Partners LP	287,359	14,299			$47,624

			Media - 1.50%
Commercial Services - 1.11%			Sinclair Broadcast Group Inc	682,796	19,835
Landauer Inc	136,160	4,959
McGrath RentCorp	261,965	9,693
		$14,652	Miscellaneous Manufacturing - 1.14%
			Crane Co	216,843	15,090
Computers - 2.68%
j2 Global Inc	462,157	24,702	Oil & Gas - 7.34%
MTS Systems Corp	151,838	10,793	BreitBurn Energy Partners LP	630,603	14,428
		$35,495	Calumet Specialty Products Partners LP	667,047	20,258
Consumer Products - 1.87%			HollyFrontier Corp	257,650	12,890
Kimberly-Clark de Mexico SAB de CV ADR	452,182	6,032	Pengrowth Energy Corp	3,167,719	20,190
Tupperware Brands Corp	254,566	18,650	Suburban Propane Partners LP	324,553	14,433
		$24,682	Vermilion Energy Inc	226,807	14,754
			Zargon Oil & Gas Ltd	25,832	190
Diversified Financial Services - 1.41%					$97,143
Fly Leasing Ltd ADR	255,985	3,712
FNF Group	526,926	14,917	Packaging & Containers - 0.92%
		$18,629	Packaging Corp of America	180,071	12,243

Electric - 4.35%
Allete Inc	299,405	14,572	Pipelines - 2.25%
Alliant Energy Corp	273,071	15,972	Atlas Pipeline Partners LP	804,503	29,710
Great Plains Energy Inc	159,037	4,082
ITC Holdings Corp	277,342	10,359	REITS - 15.69%
PNM Resources Inc	478,833	12,550	Agree Realty Corp	406,522	12,005
		$57,535	Alexandria Real Estate Equities Inc	243,220	19,229
Electrical Components & Equipment - 1.52%			BioMed Realty Trust Inc	970,814	21,795
Hubbell Inc	113,641	13,739	Capstead Mortgage Corp	1,561,795	20,647
Littelfuse Inc	69,751	6,411	Colony Financial Inc	632,500	14,181
		$20,150	CYS Investments Inc	2,262,700	21,337
			Digital Realty Trust Inc (a),(b)	306,054	19,970
Electronics - 1.26%			EastGroup Properties Inc	80,901	5,246
Garmin Ltd	306,997	16,679	EPR Properties	278,291	15,837
			Hatteras Financial Corp	767,494	15,273
Food - 0.77%			Medical Properties Trust Inc	1,291,097	18,191
B&G Foods Inc	335,451	10,131	Omega Healthcare Investors Inc	630,603	23,755
					$207,466

Gas - 1.77%			Semiconductors - 3.46%
			Cypress Semiconductor Corp (c)	622,786	6,882
ONE Gas Inc	366,924	13,734
Vectren Corp	235,112	9,694	Maxim Integrated Products Inc	507,233	15,668
		$23,428	Microchip Technology Inc	375,561	18,339
			MKS Instruments Inc	143,060	4,855
Hand & Machine Tools - 2.89%					$45,744
Lincoln Electric Holdings Inc	239,618	17,037
Snap-on Inc	170,105	21,254	Software - 1.19%
		$38,291	Computer Programs & Systems Inc	256,145	15,737

See accompanying notes.

131

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000	's)
Telecommunications - 1.39%
Consolidated Communications Holdings Inc (a)	193,345	$4,714
Harris Corp	191,457	13,668
		$18,382

Toys, Games & Hobbies - 1.97%
Hasbro Inc	493,947	26,009

Trucking & Leasing - 1.04%
TAL International Group Inc	310,853	13,740

TOTAL COMMON STOCKS		$1,215,148
INVESTMENT COMPANIES - 8.13%	Shares Held	Value (000	's)
Publicly Traded Investment Fund - 8.13%
Goldman Sachs Financial Square Funds -	24,079,770	24,080
Government Fund (d)
JP Morgan US Government Money Market	83,497,003	83,497
Fund
		$107,577
TOTAL INVESTMENT COMPANIES		$107,577
Total Investments		$1,322,725
Liabilities in Excess of Other Assets, Net - (0.01)%			$(96)
TOTAL NET ASSETS - 100.00%		$1,322,629

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Security is Illiquid
(c)	Non-Income Producing Security
(d)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)

Sector	Percent
Financial	34.29%
Industrial	12.37%
Energy	10.67%
Exchange Traded Funds	8.13%
Technology	7.33%
Consumer, Non-cyclical	6.38%
Utilities	6.12%
Basic Materials	6.04%
Consumer, Cyclical	5.79%
Communications	2.89%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

132

Glossary to the Schedules of Investments
August 31, 2014

Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD/$	United States Dollar

See accompanying notes.

133

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
BLUE CHIP FUND
Class A shares
2014	(c)	$12.93	$0.03	$2.14	$2.17	($0.03)	$–	($0.03)	$15.07	16.83	%(d)
Class C shares
2014	(c)	12.93	(0.07)	2.13	2.06	(0.02)	–	(0.02)	14.97	15.99	(d)
Class P shares
2014	(c)	12.93	0.10	2.14	2.24	(0.04)	–	(0.04)	15.13	17.36	(d)
DIVERSIFIED REAL ASSET FUND
Class A shares
2014		11.72	0.16	1.45	1.61	(0.04)	(0.11)	(0.15)	13.18	13.91
2013		11.91	0.15	0.07	0.22	(0.11)	(0.30)	(0.41)	11.72	1.89
2012		11.82	0.10	0.30	0.40	(0.03)	(0.28)	(0.31)	11.91	3.53
2011		10.12	0.12	1.63	1.75	(0.03)	(0.02)	(0.05)	11.82	17.31
2010	(g)	10.00	0.03	0.10	0.13	(0.01)	–	(0.01)	10.12	1.33	(d)
Class C shares
2014		11.55	0.07	1.42	1.49	(0.02)	(0.11)	(0.13)	12.91	13.07
2013		11.75	0.06	0.07	0.13	(0.03)	(0.30)	(0.33)	11.55	1.10
2012		11.72	0.01	0.30	0.31	–	(0.28)	(0.28)	11.75	2.80
2011		10.10	0.04	1.61	1.65	(0.01)	(0.02)	(0.03)	11.72	16.44
2010	(g)	10.00	–	0.10	0.10	–	–	–	10.10	1.04	(d)
Class P shares
2014		11.78	0.20	1.44	1.64	(0.15)	(0.11)	(0.26)	13.16	14.20
2013		11.96	0.18	0.07	0.25	(0.13)	(0.30)	(0.43)	11.78	2.14
2012		11.85	0.12	0.31	0.43	(0.04)	(0.28)	(0.32)	11.96	3.78
2011	(h)	10.57	0.15	1.19	1.34	(0.04)	(0.02)	(0.06)	11.85	12.75	(d)
GLOBAL MULTI-STRATEGY FUND
Class A shares
2014		10.47	(0.04)	0.70	0.66	(0.01)	(0.08)	(0.09)	11.04	6.37
2013		10.32	–	0.29	0.29	–	(0.14)	(0.14)	10.47	2.85
2012	(j)	10.00	(0.04)	0.36	0.32	–	–	–	10.32	3.20	(d)
Class C shares
2014		10.40	(0.12)	0.70	0.58	–	(0.08)	(0.08)	10.90	5.64
2013		10.33	(0.08)	0.29	0.21	–	(0.14)	(0.14)	10.40	2.07
2012	(k)	10.18	(0.02)	0.17	0.15	–	–	–	10.33	1.47	(d)
Class P shares
2014		10.51	(0.01)	0.70	0.69	(0.03)	(0.08)	(0.11)	11.09	6.62
2013		10.34	0.02	0.29	0.31	–	(0.14)	(0.14)	10.51	3.04
2012	(j)	10.00	(0.02)	0.36	0.34	–	–	–	10.34	3.40	(d)

See accompanying notes.

134

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

			Ratio of Expenses to
			Average Net Assets
			(Excluding
	Ratio of		Dividends and				Ratio of Net
	Expenses to		Interest Expense on		Ratio of Gross		Investment Income
Net Assets, End of	Average Net		Short Sales and Short Expenses to Average				to Average Net		Portfolio
Period (in thousands)	Assets		Sale Fees)		Net Assets		Assets		Turnover Rate

$8,637	1.35	%(e)	N/A		1.95%(e),(f)		0.25	%(e)	34.4	%(e)

3,321	2.10	(e)	N/A		4.22 (e)	,(f)	(0.51	) (e)	34.4	(e)

2,176	0.90	(e)	N/A		3.24 (e)	,(f)	0.75	(e)	34.4	(e)

127,019	1.25		N/A		1.27	(f)	1.31		67.3
281,607	1.25		N/A		1.47	(f)	1.25		78.7
246,133	1.25		N/A		1.44	(f)	0.86		107.3
90,355	1.25		N/A		1.32	(f)	1.06		59.7
9,577	1.25	(e)	N/A		2.73 (e)	,(f)	0.61	(e)	38.1	(e)

55,741	2.00		N/A		2.04	(f)	0.57		67.3
49,372	2.00		N/A		2.04	(f)	0.51		78.7
42,133	2.00		N/A		2.13	(f)	0.07		107.3
37,833	2.00		N/A		2.18	(f)	0.37		59.7
1,364	2.00	(e)	N/A		11.08 (e)	,(f)	(0.03	) (e)	38.1	(e)

314,063	1.02		N/A		1.13	(f)	1.59		67.3
60,294	0.99		N/A		0.99	(f)	1.51		78.7
39,474	1.04		N/A		1.13	(f)	1.05		107.3
30,013	1.05	(e)	N/A		1.05 (e)	,(f)	1.37	(e)	59.7	(e)

93,900	2.54		2.00	% (i)	2.57	(f)	(0.36)		166.4
100,180	2.61		2.00	(i)	2.74	(f)	(0.07)		135.6
8,465	2.70	(e)	2.00 (e)	,(i)	3.62 (e)	,(f)	(0.45	) (e)	196.0	(e)

42,783	3.29		2.75	(i)	3.38	(f)	(1.11)		166.4
21,035	3.36		2.75	(i)	3.65	(f)	(0.82)		135.6
1,529	3.30	(e)	2.75 (e)	,(i)	30.56 (e)	,(f)	(0.83	) (e)	196.0	(e)

211,335	2.30		1.76	(i)	2.30	(f)	(0.12)		166.4
66,419	2.40		1.79	(i)	2.49	(f)	0.08		135.6
707	2.50	(e)	1.80 (e)	,(i)	12.80 (e)	,(f)	(0.19	) (e)	196.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Period from September 30, 2013, date shares first offered, through August 31, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from March 16, 2010, date shares first offered, through August 31, 2010.
(h)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(i)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(j)	Period from October 24, 2011, date shares first offered, through August 31, 2012.
(k)	Period from June 14, 2012, date shares first offered, through August 31, 2012.

See accompanying notes.

135

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss) (a)	Investments	Operations	Income	Gains	Distributions of Period
GLOBAL OPPORTUNITIES FUND
Class A shares
2014	(c)	$11.45	$0.07	$1.74	$1.81	($0.06)	$–	($0.06)	$13.20
Class C shares
2014	(c)	11.45	(0.01)	1.74	1.73	(0.06)	–	(0.06)	13.12
Class P shares
2014	(c)	11.45	0.11	1.76	1.87	(0.07)	–	(0.07)	13.25
INTERNATIONAL SMALL COMPANY FUND
Class A shares
2014	(g)	10.00	(0.01)	(0.13)	(0.14)	–	–	–	9.86
Class P shares
2014	(g)	10.00	–	(0.13)	(0.13)	–	–	–	9.87
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2014		9.12	0.44	0.96	1.40	(0.43)	–	(0.43)	10.09
2013		10.29	0.43	(1.16)	(0.73)	(0.41)	(0.03)	(0.44)	9.12
2012	(i)	10.00	0.08	0.28	0.36	(0.07)	–	(0.07)	10.29
Class C shares
2014		9.12	0.37	0.96	1.33	(0.36)	–	(0.36)	10.09
2013		10.29	0.36	(1.17)	(0.81)	(0.33)	(0.03)	(0.36)	9.12
2012	(i)	10.00	0.07	0.28	0.35	(0.06)	–	(0.06)	10.29
Class P shares
2014	(j)	9.22	0.29	0.88	1.17	(0.30)	–	(0.30)	10.09

See accompanying notes.

136

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

			Ratio of		Ratio of Expenses to				Ratio of Net
			Expenses to		Average Net Assets		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		(Excluding Interest		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Expense and Fees)		Net Assets		Assets		Turnover Rate
15.86	%(d)	$2,540	1.50	%(e)	N/A		3.95%(e),(f)		0.61	%(e)	128.4	%(e)
15.14	(d)	2,039	2.25	(e)	N/A		4.62 (e)	,(f)	(0.09	) (e)	128.4	(e)
16.34	(d)	12	1.03	(e)	N/A		284.81 (e)	,(f)	0.93	(e)	128.4	(e)
(1.40	) (d)	4,054	1.60	(e)	N/A		6.49 (e)	,(f)	(0.25	) (e)	49.2	(e)
(1.30	) (d)	3,454	1.25	(e)	N/A		6.33 (e)	,(f)	0.10	(e)	49.2	(e)
15.71		16,305	1.01		0.90	% (h)	1.21	(f)	4.57		78.4
(7.53)		13,962	1.03		0.90	(h)	1.21	(f)	4.21		103.4
3.62	(d)	7,860	1.13	(e)	0.90 (e)	,(h)	3.23 (e)	,(f)	3.78	(e)	93.8	(e)
14.86		9,101	1.76		1.65	(h)	2.08	(f)	3.83		78.4
(8.22)		7,835	1.78		1.65	(h)	2.03	(f)	3.47		103.4
3.48	(d)	7,745	1.88	(e)	1.65 (e)	,(h)	3.93 (e)	,(f)	3.03	(e)	93.8	(e)
12.81	(d)	147	0.81	(e)	0.70 (e)	,(h)	61.41 (e)	,(f)	4.32	(e)	78.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Period from September 30, 2013, date shares first offered, through August 31, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from June 11, 2014, date shares first offered, through August 31, 2014.
(h)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(j)	Period from December 30, 2013, date shares first offered, through August 31, 2014.

See accompanying notes.

137

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of period	Total Return (b)
PREFERRED SECURITIES FUND
Class A shares
2014		$10.17	$0.53	$0.66	$1.19	($0.53)	($0.27)	($0.80)	$10.56	12.35%
2013		10.36	0.54	(0.12)	0.42	(0.55)	(0.06)	(0.61)	10.17	3.96
2012		9.82	0.59	0.55	1.14	(0.57)	(0.03)	(0.60)	10.36	12.20
2011		9.86	0.59	–	0.59	(0.57)	(0.06)	(0.63)	9.82	6.04
2010	(f)	8.88	0.51	0.98	1.49	(0.51)	–	(0.51)	9.86	17.28	(c)
2009	(g)	6.68	0.59	2.20	2.79	(0.59)	–	(0.59)	8.88	44.34
Class C shares
2014		10.16	0.45	0.66	1.11	(0.45)	(0.27)	(0.72)	10.55	11.52
2013		10.35	0.46	(0.12)	0.34	(0.47)	(0.06)	(0.53)	10.16	3.21
2012		9.81	0.51	0.56	1.07	(0.50)	(0.03)	(0.53)	10.35	11.38
2011		9.85	0.51	0.01	0.52	(0.50)	(0.06)	(0.56)	9.81	5.26
2010	(f)	8.87	0.45	0.99	1.44	(0.46)	–	(0.46)	9.85	16.59	(c)
2009	(g)	6.68	0.53	2.20	2.73	(0.54)	–	(0.54)	8.87	43.19
Class P shares
2014		10.11	0.55	0.66	1.21	(0.55)	(0.27)	(0.82)	10.50	12.69
2013		10.30	0.56	(0.12)	0.44	(0.57)	(0.06)	(0.63)	10.11	4.22
2012		9.77	0.60	0.55	1.15	(0.59)	(0.03)	(0.62)	10.30	12.41
2011	(i)	10.04	0.54	(0.15)	0.39	(0.60)	(0.06)	(0.66)	9.77	3.93	(c)
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2014		12.25	0.37	2.24	2.61	(0.26)	(0.26)	(0.52)	14.34	21.70
2013		10.46	0.34	1.80	2.14	(0.32)	(0.03)	(0.35)	12.25	20.85
2012		9.28	0.34	1.22	1.56	(0.38)	–	(0.38)	10.46	17.30
2011	(j)	10.00	0.06	(0.78)	(0.72)	–	–	–	9.28	(7.20	) (c)
Class C shares
2014		12.21	0.25	2.24	2.49	(0.18)	(0.26)	(0.44)	14.26	20.71
2013		10.48	0.23	1.81	2.04	(0.28)	(0.03)	(0.31)	12.21	19.75
2012	(k)	9.87	0.05	0.63	0.68	(0.07)	–	(0.07)	10.48	6.89	(c)
Class P shares
2014		12.40	0.41	2.27	2.68	(0.29)	(0.26)	(0.55)	14.53	22.01
2013		10.58	0.38	1.82	2.20	(0.35)	(0.03)	(0.38)	12.40	21.17
2012		9.38	0.38	1.23	1.61	(0.41)	–	(0.41)	10.58	17.70
2011	(j)	10.00	0.07	(0.69)	(0.62)	–	–	–	9.38	(6.20) (c),(l)

See accompanying notes.

138

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

	Ratio of				Ratio of Net
	Expenses to		Ratio of Gross		Investment Income
Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

$846,597	1.05%		–%		5.18%		20.1%
1,108,540	1.07		1.07		5.11		31.5
1,139,496	1.06		1.06		5.94		22.9
798,143	1.10		1.10		5.80		16.8
874,721	1.07	(d)	1.10 (d)	,(e)	6.57	(d)	23.4	(d)
669,875	1.00	(h)	–		7.87		26.2

806,937	1.81		–		4.43		20.1
911,340	1.81		1.81		4.37		31.5
887,524	1.82		1.82		5.18		22.9
669,953	1.85		1.85		5.06		16.8
576,857	1.82	(d)	1.84 (d)	,(e)	5.82	(d)	23.4	(d)
432,896	1.75	(h)	–		7.14		26.2

970,004	0.83		0.83	(e)	5.43		20.1
824,389	0.85		0.85	(e)	5.34		31.5
734,855	0.85		0.85	(e)	6.14		22.9
349,253	0.76	(d)	0.76 (d)	,(e)	5.86	(d)	16.8	(d)

175,636	1.20		1.20	(e)	2.70		18.2
109,770	1.26		1.26	(e)	2.89		18.5
16,660	1.40		1.60	(e)	3.42		19.1
3,697	1.40	(d)	7.11 (d)	,(e)	2.99	(d)	43.5	(d)

100,066	2.01		2.01	(e)	1.86		18.2
20,427	2.15		2.27	(e)	1.88		18.5
192	2.15	(d)	179.47 (d)	,(e)	2.34	(d)	19.1	(d)

492,384	0.94		0.94	(e)	2.91		18.2
32,430	1.00		1.11	(e)	3.17		18.5
5,288	1.00		1.97	(e)	3.69		19.1
110	1.02	(d)	211.90 (d)	,(e)	3.35	(d)	43.5	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Ten months ended August 31, 2010. Effective in 2010, the fund’s fiscal year end was changed from October 31 to August 31.
(g)	For the period November 1 to October 31 in the year indicated.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(j)	Period from June 6, 2011, date shares first offered, through August 31, 2011.
(k)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(l)	During 2011, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

See accompanying notes.

139

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Blue Chip Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Small Company Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund, (8 of the portfolios constituting the Principal Funds, Inc. (collectively the “Funds”)) as of August 31, 2014, and the related statements of operations, the statement of cash flows for Opportunistic Municipal Fund, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting the portfolios within Principal Funds, Inc. at August 31, 2014, and the results of their operations, the cash flows of Opportunistic Municipal Fund, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
October 16, 2014

140

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
August 31, 2014 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual				Hypothetical
			Expenses Paid				Expenses Paid
		Ending	During Period			Ending	During Period
	Beginning	Account Value	March 1,		Beginning	Account Value	March 1,		Annualized
	Account Value	August 31,	2014 to August		Account Value	August 31,	2014 to August		Expense
	March 1, 2014	2014	31, 2014	**	March 1, 2014	2014	31, 2014	**	Ratio
Blue Chip Fund
Class A	$1,000.00	$1,063.51	$7.02		$1,000.00	$1,018.40	$6.87		1.35%
Class C	1,000.00	1,059.45	10.90		1,000.00	1,014.62	10.66		2.10
Class P	1,000.00	1,066.24	4.69		1,000.00	1,020.67	4.58		0.90

Diversified Real Asset Fund
Class A	1,000.00	1,063.76	6.50		1,000.00	1,018.90	6.36		1.25
Class C	1,000.00	1,059.93	10.38		1,000.00	1,015.12	10.16		2.00
Class P	1,000.00	1,063.86	5.67		1,000.00	1,019.71	5.55		1.09

Global Multi-Strategy Fund
Class A	1,000.00	1,017.51	13.17		1,000.00	1,012.15	13.14		2.59
Class C	1,000.00	1,013.95	16.75		1,000.00	1,008.57	16.71		3.30
Class P	1,000.00	1,018.37	11.85		1,000.00	1,013.46	11.82		2.33

Global Multi-Strategy Fund (Excluding Dividends and
Interest Expense on Shorts and Short Sale Fees)
Class A	1,000.00	1,017.50	10.37		1,000.00	1,014.79	10.41		2.04
Class C	1,000.00	1,014.00	13.96		1,000.00	1,011.17	14.04		2.75
Class P	1,000.00	1,018.40	9.06		1,000.00	1,016.12	9.09		1.78

Global Opportunities Fund
Class A	1,000.00	1,050.96	7.75		1,000.00	1,017.64	7.63		1.50
Class C	1,000.00	1,047.09	11.61		1,000.00	1,013.86	11.42		2.25
Class P	1,000.00	1,053.26	5.33		1,000.00	1,020.01	5.24		1.03

141

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
August 31, 2014 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
		Ending	During Period			Ending	During Period
	Beginning	Account Value	March 1,		Beginning	Account Value	March 1,		Annualized
	Account Value	August 31,	2014 to August		Account Value	August 31,	2014 to August		Expense
	March 1, 2014	2014	31, 2014	**	March 1, 2014	2014	31, 2014	**	Ratio
International Small Company Fund
Class A	$1,000.00	$986.00	$3.53	*	$1,000.00	$1,017.14	$8.13		1.60%
Class P	1,000.00	987.00	2.76	*	1,000.00	1,018.90	6.36		1.25

Opportunistic Municipal Fund
Class A	1,000.00	1,072.51	4.70		1,000.00	1,020.67	4.58		0.90
Class C	1,000.00	1,068.52	8.60		1,000.00	1,016.89	8.39		1.65
Class P	1,000.00	1,073.50	3.66		1,000.00	1,021.68	3.57		0.70

Opportunistic Municipal Fund
(Excluding Interest Expense and Fees)
Class A	1,000.00	1,072.50	4.18		1,000.00	1,021.12	4.08		0.80
Class C	1,000.00	1,068.50	8.08		1,000.00	1,017.29	7.91		1.55
Class P	1,000.00	1,073.50	3.14		1,000.00	1,022.14	3.06		0.60

Preferred Securities Fund
Class A	1,000.00	1,063.38	5.36		1,000.00	1,020.01	5.24		1.03
Class C	1,000.00	1,059.43	9.29		1,000.00	1,016.18	9.10		1.79
Class P	1,000.00	1,064.95	4.22		1,000.00	1,021.12	4.13		0.81

Small-MidCap Dividend Income Fund
Class A	1,000.00	1,063.11	6.45		1,000.00	1,018.95	6.31		1.24
Class C	1,000.00	1,059.05	10.64		1,000.00	1,014.87	10.41		2.05
Class P	1,000.00	1,064.73	4.94		1,000.00	1,020.42	4.84		0.95

** Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

* Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (June 11, 2014 to August 31, 2014), multiplied by 81/365 (to reflect the period since inception).

142

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

143

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

144

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, the Manager since 2011
El Dorado Hills, CA 95762	Senior Vice President, the Manager (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

145

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958
Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS
Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 30, 2013, and the Statement of Additional Information dated December 30, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and Novebmer 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

146

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Sub-advisory Agreement with Graham Capital Management, L.P. (“Graham”) related to the Global Multi-Strategy Fund; (2) an amended Sub-advisory Agreement with Principal Global Investors, LLC and an Amended and Restated Management Agreement with Principal Management Corporation (the “Manager”) related to the International Small Company Fund; and (3) an amended Sub-advisory Agreement with Spectrum Asset Management, Inc. (“Spectrum”) and an Amended and Restated Management Agreement with the Manager related to the Capital Securities Fund.

Graham Sub-Advisory Agreement

On March 11, 2014, the Board met to consider the approval of a sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Graham with respect to the global macro strategy sleeve of the Global Multi-Strategy Fund (the “Fund”).

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of Graham, investment approach of Graham, the experience and skills of Graham’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors and that the Manager recommended Graham based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by Graham under the Sub-advisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical one-year, three-year, five-year and since-inception (January 2007) performance returns and rankings as of December 31, 2013 of Graham in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index, supplemental index and to a relevant strategy universe. The Board also reviewed Graham’s relevant historical performance for the past five calendar year periods. The Board concluded, based on the information provided, that the historical investment performance record of Graham was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed sub-advisory fee, noting that the Manager will compensate Graham from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints and concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board found Graham’s proposed fee to be competitive for this strategy. In addition, in evaluating the sub-advisory fee and the factor of profitability, the Board considered that the sub-advisory fee rate was negotiated at arm’s-length between the Manager and Graham. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by Graham when evaluating the sub-advisory fees. The Board concluded that taking into account these potential benefits, the proposed sub-advisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory Agreement are fair and reasonable and that approval of the Sub-advisory Agreement is in the best interests of the Fund.

147

International Small Company Fund Sub-Advisory Agreement and Management Agreement

On March 11, 2014, the Board of Directors met to consider, on behalf of the newly established International Small Company Fund series of PFI (the “Fund”), the approval of: (1) the management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the sub-advisory agreement (“Sub-advisory Agreement”) between the Manager and PGI. (The Management Agreement and the Sub-advisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI Funds and has demonstrated a commitment to support the PFI Funds. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2013 annual renewal of the Management Agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI Funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing sub-advisers for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of PGI, investment approach of PGI, the experience and skills of PGI’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that PGI currently provides sub-advisory services for other PFI Funds and series of Principal Variable Contracts Funds, Inc., and that the Board had reviewed and had approved for renewal those sub-advisory agreements at its September 2013 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing Sub-advisers and that the Manager recommended PGI based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by PGI to the Fund under the Sub-advisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and ten-year performance returns and rankings as of December 31, 2013 of PGI in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded, based on the information provided, that the historical investment performance record of PGI was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to PGI. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the sub-advisory fees proposed to be paid to PGI, the Board noted that the Manager compensates PGI from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under the Sub-advisory Agreement. The Board concluded that, although the proposed sub-advisory fee schedule does not include breakpoints, PGI’s fee schedule is appropriate at currently anticipated asset levels.

148

In addition, in evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and PGI. The Board noted that PGI may use soft dollars and that PGI’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and sub-advisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Capital Securities Fund Sub-Advisory Agreement and Management Agreement

On March 12, 2013, the Board, on behalf of the newly established PFI Capital Securities Fund (the “Fund”), met to consider the approval of: (1) the management agreement (the “Management Agreement”) between PFI, on behalf of the Fund, and the Manager; and (2) the amended and restated sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Spectrum for the Fund. (The Management Agreement and the Sub-advisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion for the Fund, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with the PFI Funds and has demonstrated a commitment to support the PFI Funds. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2012 annual renewal of the Management Agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI Funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing sub-advisers for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of Spectrum, investment approach of Spectrum, the experience and skills of Spectrum’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that Spectrum currently provides sub-advisory services for other PFI Funds, and that the Board had reviewed and had approved for renewal the sub-advisory agreement at its September 2012 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisers and that the Manager recommended Spectrum based upon that program.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. However, the Board reviewed the historical one-year, three-year and five-year performance as of December 31, 2012 of an existing PFI Fund managed by Spectrum with a similar investment strategy as will be used for the Fund, as compared to the relevant Morningstar peer group. The Board concluded, based on this information, that the historical investment performance record of Spectrum was satisfactory.

149

Fees, Economies of Scale and Profitability

The Board considered that no fees are payable under the Management Agreement or the Sub-advisory Agreement. The Board considered, however, that Spectrum will receive a fee paid by sponsors of “wrap” programs based on the assets in separately managed accounts managed by Spectrum, which accounts may hold shares of the Fund, as well as the fees “imputed” to the Manager and Spectrum for purposes of arriving at an estimate of profitability arising from the Manager’s and Spectrum’s relationships with the Fund. The Board determined that such profitability did not appear to be excessive. Because the Fund does not pay any fees directly, the Board did not consider the extent to which economies of scale would be realized due to the potential growth of assets in the Fund or whether fee levels reflect economies of scale. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Spectrum. The Board considered that the Manager and Spectrum may benefit from their relationships with the sponsors of wrap programs for which the Fund is an investment option. The Board concluded that taking into account these potential benefits, the proposed management and sub-advisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

150

FEDERAL INCOME TAX INFORMATION
PRINCIPAL FUNDS, INC.
August 31, 2014 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended August 31, 2014. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2014, that qualifies for the dividend received deduction is as follows:

Deductible
Percentage
Blue Chip Fund	38%
Diversified Real Asset Fund	13%
Global Multi-Strategy Fund	86%
Global Opportunities Fund	71%
Preferred Securities Fund	19%
Small-MidCap Dividend Income Fund	56%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax

Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended August 31, 2014, taxed at a maximum rate of 15% is as follows:

Percentage
Blue Chip Fund	50%
Diversified Real Asset Fund	30%
Global Multi-Strategy Fund	100%
Global Opportunities Fund	71%
Preferred Securities Fund	26%
Small-MidCap Dividend Income Fund	65%
International Small Company Fund	55%

Foreign Taxes Paid. The following Fund elects under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders.

The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended August 31, 2014, are as follows:

Foreign Taxes
Per Share
International Small Company Fund	$0.0029
Global Multi-Strategy Fund	$0.0027

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns.

For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the Fund’s transfer agent.

151

[THIS PAGE INTENTIONALLY LEFT BLANK]

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

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A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, member of the Principal Financial Group®.

Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV689-04 | 08/2014 | t14090201k8

  2014 Principal Financial Services, Inc.

Class S Shares

Principal Capital Securities Fund

Annual Report

August 31, 2014

Economic & Financial Market Review	1
Financial Statements	2
Notes to Financial Statements	5
Schedules of Investments	10
Financial Highlights (Includes performance information)	12
Report of Independent Registered Public Accounting Firm	14
Shareholder Expense Example	15
Supplemental Information	16

Economic & Financial Market Review

Although the market seemed to regain footing by the end of August 2014, there was a stark contrast between the United States and Eurozone economies.

U.S. economic data appeared to be rebounding with gradual improvement in conditions surrounding the consumer segment that included an improving housing market, continued low interest rates, deleveraged balance sheets, and stronger labor markets. Although consumer spending has not been all that strong; even during the strong second quarter rebound when real Gross Domestic Product (GDP) expanded by 4.2%, real consumption grew by only 2.25 percent1, as the year has progressed and other economic data has generally become more favorable. Amid the Federal Reserve contemplating its first rate hike in 2015, consumer spending outlook and consumer sentiment has continued to improve. A decline in energy prices may also be helping consumer sentiment as well, and a still-strong stock market is probably also providing a boost. The projections of Federal Reserve board members and Federal Reserve Bank presidents were updated from the June meeting. Despite only minor changes made to the economic projections, the committee assessments for appropriate monetary policy showed a notable increase in policy firming at year-end 2015 relative to the June Federal Open Market Committee (FOMC) meeting and a steady rise from the projections made at the December 2013 meeting.

The European Monetary Union’s recovery is faltering. Second-quarter GDP contracted in Germany and Italy; the French economy was stagnant at the end of August; and prices in Spain were falling at the worst pace since 2009. However, with the European Central Bank (ECB) lowering interest rates at the beginning of September and the potential for asset purchases rising, it seems likely the recovery will persist.

Emerging markets had a dramatic turnaround and as of the end of August 2014 posted a 10.6 percent gain year-to-date.2 In China, however, there are indications that the growth rate of the economy is stabilizing below recent growth, as the country is facing a transitional phase.

1	U.S. Department of Commerce Bureau of Economic Analysis, September 2014
2	MSCI EM Index, August 29, 2014.

1

	STATEMENT OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	August 31, 2014

		Capital
Amounts in thousands, except per share amounts		Securities Fund
Investment in securities--at cost		$64,413
Assets
Investment in securities--at value		$64,686
Cash		1,529
Receivables:
Dividends and interest		945
Expense reimbursement from Manager		9
Fund shares sold		588
Prepaid directors' expenses		2
	Total Assets	67,759
Liabilities
Accrued transfer agent fees		1
Accrued professional fees		10
Accrued other expenses		9
Payables:
Dividends payable		301
Fund shares redeemed		40
	Total Liabilities	361
Net Assets Applicable to Outstanding Shares		$67,398
Net Assets Consist of:
Capital shares and additional paid-in-capital		$67,016
Accumulated undistributed (overdistributed) net investment income (loss)		74
Accumulated undistributed (overdistributed) net realized gain (loss)		35
Net unrealized appreciation (depreciation) of investments		273
	Total Net Assets	$67,398
Capital Stock (par value: $.01 per share):
Shares authorized		500,000
Net Asset Value Per Share:
Class S: Net Assets		$67,398
Shares Issued and Outstanding		6,661
Net Asset Value per share		$10.12

See accompanying notes.

2

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS, INC.
Period Ended August 31, 2014

Capital
Amounts in thousands	Securities Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$151
Interest	1,018
Total Income	1,169
Expenses:
Registration fees - Class S	26
Transfer agent fees - Class S	1
Custodian fees	1
Directors' expenses	1
Professional fees	14
Total Gross Expenses	43
Less: Reimbursement from Manager - Class S	43
Total Net Expenses	–
Net Investment Income (Loss)	1,169

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	35
Change in unrealized appreciation/depreciation of:
Investments	273
Net Realized and Unrealized Gain (Loss) on Investments	308
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,477

(a)	Period from March 14, 2014, date operations commenced, through August 31, 2014.

See accompanying notes.

3

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Capital
Amounts in thousands	Securities Fund
Period Ended
August 31, 2014(a)
Operations
Net investment income (loss)	$1,169
Net realized gain (loss) on investments	35
Change in unrealized appreciation/depreciation of investments	273
Net Increase (Decrease) in Net Assets Resulting from Operations	1,477

Dividends and Distributions to Shareholders
From net investment income	(1,095)
Total Dividends and Distributions	(1,095)

Capital Share Transactions
Net increase (decrease) in capital share transactions	67,016
Total Increase (Decrease) in Net Assets	67,398

Net Assets
Beginning of period	–
End of period (including undistributed net investment income as set forth below)	$67,398
Undistributed (overdistributed) net investment income (loss)	$74

Class S

Capital Share Transactions:

Period Ended August 31, 2014(a)
Dollars:
Sold	$69,427
Reinvested	1,072
Redeemed	(3,483)
Net Increase (Decrease)	$67,016
Shares:
Sold	6,900
Reinvested	106
Redeemed	(345)
Net Increase (Decrease)	6,661

Distributions:
Period Ended August 31, 2014(a)
From net investment income $	(1,095)
From net realized gain on
investments	–
Total Dividends and Distributions $	(1,095)

(a)	Period from March 14, 2014, date operations commenced, through August 31, 2014.

See accompanying notes.

4

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the “fund”) are presented herein.

Capital Securities Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The fund was an investment company at all times during the period. The fund does not provided financial support, and is not contractually required to provide financial support to any investee.

Effective March 14, 2014, the initial purchase of $10,000 of Class S shares of Capital Securities Fund was made by Principal Management Corporation (the “Manager”).

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Capital Securities Fund values securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.

Expenses. Expenses directly attributed to the fund are charged to the fund. Other Fund expenses not directly attributed to the fund are apportioned among the registered investment companies managed by the Manager.

Distributions to Shareholders. Dividends and distributions to shareholders of Capital Securities Fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and certain preferred securities. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

5

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because Capital Securities Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended August 31, 2014, Capital Securities Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the 2014 fiscal year. No examinations are anticipated or in progress at this time.
3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, Capital Securities Fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended August 31, 2014, Capital Securities Fund borrowed from the Facility. Capital Securities Fund did not loan to the Facility.

Counterparties. Capital Securities Fund may be exposed to counterparty risk, or the risk that another party with which the fund has unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the fund exceeds a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the fund. If the unpaid amount owed to the fund subsequently decreases, the fund would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Indemnifications. The Fund enters into service contracts, in the ordinary course of business, that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

4. Fair Valuation

Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund uses various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors of the Fund. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

7

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC.

August 31, 2014

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of the fund’s assets and liabilities. During the period, there were no purchases, sales, or transfers into or out of Level 3. There were no transfers between Levels 1 and 2 as of August 31, 2014.

The following is a summary of the inputs used as of August 31, 2014 in valuing the funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Capital Securities Fund
Bonds		$—	$57,399	$—	$57,399
Preferred Stocks
Communications		—	2,917	—	2,917
Financial		3,290	—	—	3,290
Utilities		—	1,080	—	1,080
	Total investments in securities $	3,290	$61,396	$—	$64,686

5. Management Agreement and Transactions with Affiliates

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently.

The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.

Amounts owed to Capital Securities Fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager.

8

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
August 31, 2014

6. Investment Transactions

For the period ended August 31, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts shown in thousands):

	Purchases	Sales
Capital Securities Fund	$67,495	$3,090

7. Federal Tax Information

Distributions to Shareholders. Federal tax distributions of ordinary income paid for the period ended August 31, 2014 was $1,095,000.

Distributable Earnings. As of August 31, 2014, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

Total
	Undistributed	Net Unrealized	Accumulated
	Ordinary	Appreciation	Earnings
	Income	(Depreciation)	(Deficit)
Capital Securities Fund	$109	$273	$382

Federal Income Tax Basis. At August 31, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Capital Securities Fund	$600	$(327)	$273	$64,413

8. Subsequent Events. Management has evaluated events and transactions that have occurred through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

9

Schedule of Investments
Capital Securities Fund
August 31, 2014

PREFERRED STOCKS - 10.81%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's)	Value (000's)
Banks- 4.88%
Fifth Third Bancorp	119,734	$3,290	Insurance - 21.30%
			ACE Capital Trust II
			9.70%, 04/01/2030	$1,170	$1,720
Electric - 1.60%			Allstate Corp/The
Georgia Power Co 6.50%	10,000	1,080	5.75%, 08/15/2053(b)	300	321
			Aon Corp
Telecommunications - 4.33%			8.21%, 01/01/2027	1,000	1,282
Centaur Funding Corp 9.08% (a)	2,329	2,917	Catlin Insurance Co Ltd
			7.25%, 07/29/2049(a)	1,300	1,342
TOTAL PREFERRED STOCKS		$7,287	Everest Reinsurance Holdings Inc
			6.60%, 05/01/2067(b)	400	420
	Principal
BONDS- 85.17%	Amount (000's)	Value (000's)	Liberty Mutual Group Inc
			7.80%, 03/07/2087(a)	700	826
Banks- 47.21%			Lincoln National Corp
Banco do Brasil SA/Cayman			6.05%, 04/20/2067(b)	800	821
9.25%, 10/31/2049 (a),(b)	$1,000	$1,080	MetLife Inc
Barclays Bank PLC			10.75%, 08/01/2069	400	648
7.75%, 04/10/2023 (b)	1,200	1,335	Nationwide Financial Services Inc
Barclays PLC			6.75%, 05/15/2067	500	525
6.63%, 06/29/2049 (b)	636	625	Nippon Life Insurance Co
BNP Paribas SA			5.00%, 10/18/2042(a),(b)	1,525	1,624
7.20%, 06/29/2049 (a)	1,600	1,868	PartnerRe Finance II Inc
Cooperatieve Centrale Raiffeisen-			6.44%, 12/01/2066(b)	1,000	1,019
Boerenleenbank BA/Netherlands			Prudential PLC
8.40%, 11/29/2049 (b)	3,000	3,341	7.75%, 01/29/2049	2,000	2,157
11.00%, 12/29/2049 (a),(b)	2,000	2,650	Sirius International Group Ltd
Corestates Capital III			7.51%, 05/29/2049(a),(b)	600	633
0.80%, 02/15/2027 (a),(b)	2,000	1,760	Voya Financial Inc
Credit Agricole SA			5.65%, 05/15/2053(b)	1,000	1,018
8.38%, 12/31/2049 (a),(b)	2,250	2,613			$14,356
Credit Suisse Group AG
7.50%, 12/11/2049 (a),(b)	1,300	1,410	Pipelines - 0.58%
Goldman Sachs Group Inc/The			DCP Midstream LLC
5.70%, 12/29/2049 (b)	1,000	1,032	5.85%, 05/21/2043(a),(b)	400	388
HSBC Capital Funding LP/Jersey
10.18%, 12/29/2049 (a),(b)	500	750	Telecommunications - 2.36%
JP Morgan Chase & Co			Koninklijke KPN NV
6.75%, 01/29/2049 (b)	2,000	2,147	7.00%, 03/28/2073(b)	1,500	1,588
M&T Bank Corp
6.45%, 12/29/2049 (b)	1,300	1,397	TOTAL BONDS		$57,399
Morgan Stanley			Total Investments		$64,686
5.45%, 07/29/2049 (b)	1,500	1,526
			Other Assets in Excess of Liabilities, Net - 4.02%		$2,712
Nordea Bank AB			TOTAL NET ASSETS - 100.00%		$67,398
8.38%, 09/29/2049	500	516
PNC Financial Services Group Inc/The
6.75%, 07/29/2049 (b)	1,700	1,908	(a)	Security exempt from registration under Rule 144A of the Securities Act of
Societe Generale SA			1933. These securities may be resold in transactions exempt from
7.88%, 12/29/2049 (a),(b)	1,000	1,043	registration, normally to qualified institutional buyers. Unless otherwise
8.25%, 09/29/2049 (b)	750	803	indicated, these securities are not considered illiquid. At the end of the
UBS AG/Jersey			period, the value of these securities totaled $21,937 or 32.55% of net
7.25%, 02/22/2022 (b)	1,200	1,305	assets.
Wells Fargo & Co			(b)	Variable Rate. Rate shown is in effect at August 31, 2014.
7.98%, 12/31/2049 (b)	2,400	2,712
		$31,821
Diversified Financial Services - 7.17%			Portfolio Summary (unaudited)
Charles Schwab Corp/The			Sector		Percent
7.00%, 02/28/2049 (b)	800	941
			Financial		80.56%
General Electric Capital Corp			Utilities		7.19%
7.13%, 12/29/2049 (b)	2,200	2,593
			Communications		6.69%
HSBC Finance Capital Trust IX			Industrial		0.96%
5.91%, 11/30/2035	1,250	1,296	Energy		0.58%
		$4,830	Other Assets in Excess of Liabilities, Net		4.02%
Electric - 5.59%			TOTAL NET ASSETS		100.00%
Electricite de France SA
5.25%, 01/29/2049 (a),(b)	1,000	1,033
RWE AG
7.00%, 10/12/2072 (b)	2,500	2,733
		$3,766

Hand & Machine Tools - 0.96%
Stanley Black & Decker Inc
5.75%, 12/15/2053	600	650

See accompanying notes.

10

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11

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return

CAPITAL SECURITIES FUND

Class S shares

2014	(b)	$10.00	$0.25	$0.06	$0.31	($0.19)	($0.19)	$10.12	3.12%(c)

See accompanying notes.

12

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

Ratio of Net
	Ratio of Expenses	Investment Income
Net Assets, End of	to Average Net	to Average Net	Portfolio
Period (in thousands)	Assets	Assets	Turnover Rate

$67,398	–%(d),(e)	5.38%(d)	16.9%(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 14, 2014, date shares first offered, through August 31, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Capital Securities Fund (one of the portfolios constituting the Principal Funds, Inc. (the “Fund”)) as of August 31, 2014, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from March 14, 2014 (commencement of operations) through August 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Securities Fund (one of the portfolios constituting the Principal Funds, Inc.) at August 31, 2014, and the results of its operations, the changes in its net assets and its financial highlights for the period from March 14, 2014 (commencement of operations) through August 31, 2014, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
October 16, 2014

14

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
August 31, 2014 (unaudited)

As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Capital Securities Fund shares may only be purchased through wrap programs. Such programs may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
			During Period			During Period
	Beginning	Ending	March 14,	Beginning	Ending	March 1, 2014 to
	Account Value	Account Value	2014 to August	Account Value	Account Value	August 31,		Annualized
	March 14, 2014	August 31, 2014	31, 2014	March 1, 2014	August 31, 2014	2014	(a)	Expense Ratio

Capital Securities Fund
Class S	$1,000.00	$1,031.20	$– (b)	$1,000.00	$1,023.29	$–		0.00%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period (March 14, 2014 to August 31, 2014), multiplied by 170/365 (to reflect the period since inception).

15

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

16

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

17

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, the Manager since 2011
El Dorado Hills, CA 95762	Senior Vice President, the Manager (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

18

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958
Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS
Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 30, 2013, and the Statement of Additional Information dated December 30, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and Novebmer 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

19

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Sub-advisory Agreement with Graham Capital Management, L.P. (“Graham”) related to the Global Multi-Strategy Fund; (2) an amended Sub-advisory Agreement with Principal Global Investors, LLC and an Amended and Restated Management Agreement with Principal Management Corporation (the “Manager”) related to the International Small Company Fund; and (3) an amended Sub-advisory Agreement with Spectrum Asset Management, Inc. (“Spectrum”) and an Amended and Restated Management Agreement with the Manager related to the Capital Securities Fund.

Graham Sub-Advisory Agreement

On March 11, 2014, the Board met to consider the approval of a sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Graham with respect to the global macro strategy sleeve of the Global Multi-Strategy Fund (the “Fund”).

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of Graham, investment approach of Graham, the experience and skills of Graham’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors and that the Manager recommended Graham based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by Graham under the Sub-advisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical one-year, three-year, five-year and since-inception (January 2007) performance returns and rankings as of December 31, 2013 of Graham in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index, supplemental index and to a relevant strategy universe. The Board also reviewed Graham’s relevant historical performance for the past five calendar year periods. The Board concluded, based on the information provided, that the historical investment performance record of Graham was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed sub-advisory fee, noting that the Manager will compensate Graham from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints and concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board found Graham’s proposed fee to be competitive for this strategy. In addition, in evaluating the sub-advisory fee and the factor of profitability, the Board considered that the sub-advisory fee rate was negotiated at arm’s-length between the Manager and Graham. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by Graham when evaluating the sub-advisory fees. The Board concluded that taking into account these potential benefits, the proposed sub-advisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory Agreement are fair and reasonable and that approval of the Sub-advisory Agreement is in the best interests of the Fund.

20

International Small Company Fund Sub-Advisory Agreement and Management Agreement

On March 11, 2014, the Board of Directors met to consider, on behalf of the newly established International Small Company Fund series of PFI (the “Fund”), the approval of: (1) the management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the sub-advisory agreement (“Sub-advisory Agreement”) between the Manager and PGI. (The Management Agreement and the Sub-advisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI Funds and has demonstrated a commitment to support the PFI Funds. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2013 annual renewal of the Management Agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI Funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing sub-advisers for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of PGI, investment approach of PGI, the experience and skills of PGI’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that PGI currently provides sub-advisory services for other PFI Funds and series of Principal Variable Contracts Funds, Inc., and that the Board had reviewed and had approved for renewal those sub-advisory agreements at its September 2013 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing Sub-advisers and that the Manager recommended PGI based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by PGI to the Fund under the Sub-advisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and ten-year performance returns and rankings as of December 31, 2013 of PGI in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded, based on the information provided, that the historical investment performance record of PGI was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to PGI. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the sub-advisory fees proposed to be paid to PGI, the Board noted that the Manager compensates PGI from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under the Sub-advisory Agreement. The Board concluded that, although the proposed sub-advisory fee schedule does not include breakpoints, PGI’s fee schedule is appropriate at currently anticipated asset levels.

21

In addition, in evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and PGI. The Board noted that PGI may use soft dollars and that PGI’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and sub-advisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Capital Securities Fund Sub-Advisory Agreement and Management Agreement

On March 12, 2013, the Board, on behalf of the newly established PFI Capital Securities Fund (the “Fund”), met to consider the approval of: (1) the management agreement (the “Management Agreement”) between PFI, on behalf of the Fund, and the Manager; and (2) the amended and restated sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Spectrum for the Fund. (The Management Agreement and the Sub-advisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion for the Fund, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with the PFI Funds and has demonstrated a commitment to support the PFI Funds. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2012 annual renewal of the Management Agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI Funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing sub-advisers for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of Spectrum, investment approach of Spectrum, the experience and skills of Spectrum’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that Spectrum currently provides sub-advisory services for other PFI Funds, and that the Board had reviewed and had approved for renewal the sub-advisory agreement at its September 2012 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisers and that the Manager recommended Spectrum based upon that program.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. However, the Board reviewed the historical one-year, three-year and five-year performance as of December 31, 2012 of an existing PFI Fund managed by Spectrum with a similar investment strategy as will be used for the Fund, as compared to the relevant Morningstar peer group. The Board concluded, based on this information, that the historical investment performance record of Spectrum was satisfactory.

22

Fees, Economies of Scale and Profitability

The Board considered that no fees are payable under the Management Agreement or the Sub-advisory Agreement. The Board considered, however, that Spectrum will receive a fee paid by sponsors of “wrap” programs based on the assets in separately managed accounts managed by Spectrum, which accounts may hold shares of the Fund, as well as the fees “imputed” to the Manager and Spectrum for purposes of arriving at an estimate of profitability arising from the Manager’s and Spectrum’s relationships with the Fund. The Board determined that such profitability did not appear to be excessive. Because the Fund does not pay any fees directly, the Board did not consider the extent to which economies of scale would be realized due to the potential growth of assets in the Fund or whether fee levels reflect economies of scale. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Spectrum. The Board considered that the Manager and Spectrum may benefit from their relationships with the sponsors of wrap programs for which the Fund is an investment option. The Board concluded that taking into account these potential benefits, the proposed management and sub-advisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

23

FEDERAL INCOME TAX INFORMATION
PRINCIPAL FUNDS, INC.
August 31, 2014 (unaudited)

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2014, that qualifies for the dividend received deduction is as follows:

Deductible
Percentage
Capital Securities Fund	4%

Qualified Dividend Income. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax

Relief Reconciliation Act of 2003. The percentage of ordinary income distribution for the fiscal year ended August 31, 2014, taxed at a maximum rate of 15% is as follows:

Percentage
Capital Securities Fund	4%

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns.

For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the Fund’s transfer agent.

24

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT U ASSET ALLOCATION EXPERTISE U RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about these funds, including their full names, please see the Principal Funds, Inc. prospectus or visit principal.com.

Insurance products and plan administrative services are provided by Principal life Insurance Company.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV903-0 | 08/2014 | t14090201xe

  2014 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Dan Pavelich, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

August 31, 2013 - $220,440
August 31, 2014 - $222,310

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last two fiscal years that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

August 31, 2013 - $8,000
August 31, 2014 - $10,000

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

August 31, 2013 - $58,527
August 31, 2014 - $77,752

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Board of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (the "Funds") effective for all engagements of the primary independent auditor.

1.	The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited to the Funds. For the purposes of this policy, Prohibited Services are:
Services that are subject to audit procedure during a financial statement audit;
Services where the auditor would act on behalf of management;
Services where the auditor is an advocate to the client's position in an adversarial proceeding;
Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
Financial information systems design and implementation;
Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
Actuarial services;
Internal audit functions or human resources;
Broker or dealer, investment advisor, or investment banking services;
Legal services and expert services unrelated to the audit;
Tax planning services related to listed, confidential and aggressive transactions;
Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Board of Directors who are not also officers of the Funds), including the immediate family members of such individuals;
Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.
2.	(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3. The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4. Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5. The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6. Neither the Funds or Principal Management Corporation may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or Principal Management Corporation proposes to hire or promote the Former Employee. Neither the Funds nor Principal Management Corporation shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or Principal Management Corporation during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or Principal Management Corporation shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7. For persons recently promoted or hired into a financial reporting oversight role (other than members of the Board of Directors who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8. The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Board of Directors of the Principal Funds on March 12, 2013).

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

August 31, 2013 - $108,929
August 31, 2014 - $103,152

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	10/17/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	10/17/2014

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date	10/17/2014